UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

                             Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Diana E. McCarthy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%
Aerospace & Defense - 5.7%
Boeing (The) Co.	30,406	$6,013
Lockheed Martin Corp.	19,848	5,510
United Technologies Corp.	10,537	1,286

		12,809

Apparel & Textile Products - 0.5%
VF Corp.	20,875	1,202

Asset Management - 1.2%
Ameriprise Financial, Inc.	9,268	1,180
BlackRock, Inc.	3,725	1,573

		2,753

Banking - 9.1%
Bank of Hawaii Corp.	22,914	1,901
Citigroup, Inc.	19,441	1,300
JPMorgan Chase & Co.	85,611	7,825
PNC Financial Services Group (The), Inc.	20,268	2,531
Wells Fargo & Co.	125,301	6,943

		20,500

Biotechnology & Pharmaceuticals - 8.8%
AbbVie, Inc.	64,694	4,691
Johnson & Johnson	13,675	1,809
Merck & Co., Inc.	110,853	7,104
Pfizer, Inc.	189,097	6,352

		19,956

Chemicals - 2.6%
3M Co.	19,771	4,116
LyondellBasell Industries N.V., Class A	19,766	1,668

		5,784

Commercial Services - 0.8%
H&R Block, Inc.	58,001	1,793

Consumer Products - 8.7%
Altria Group, Inc.	96,992	7,223
General Mills, Inc.	27,986	1,550
Kimberly-Clark Corp.	20,155	2,602
Philip Morris International, Inc.	43,498	5,109
Procter & Gamble (The) Co.	36,391	3,172

		19,656

Electrical Equipment - 2.2%
General Electric Co.	182,554	4,931

Gaming, Lodging & Restaurants - 4.2%
Darden Restaurants, Inc.	43,915	3,972
McDonald’s Corp.	35,470	5,432

		9,404

Hardware - 6.7%
Apple, Inc.	71,729	10,330
Cisco Systems, Inc.	51,745	1,620
Corning, Inc.	19,489	586
HP, Inc.	142,387	2,489

		15,025

Health Care Facilities & Services - 2.2%
AmerisourceBergen Corp.	14,706	1,390
Cardinal Health, Inc.	47,354	3,690

		5,080

Home & Office Products - 0.6%
Tupperware Brands Corp.	18,009	1,265

Insurance - 2.6%
Aflac, Inc.	42,352	3,290
Allstate (The) Corp.	29,888	2,643

		5,933

Medical Equipment & Devices - 1.1%
Baxter International, Inc.	41,162	2,492

Oil, Gas & Coal - 6.7%
Chevron Corp.	44,369	4,629
Exxon Mobil Corp.	46,957	3,791
Helmerich & Payne, Inc.	17,813	968
Occidental Petroleum Corp.	32,131	1,924
Valero Energy Corp.	42,660	2,878
Williams (The) Cos., Inc.	31,130	942

		15,132

Real Estate Investment Trusts - 4.9%
Digital Realty Trust, Inc.	38,808	4,384
Hospitality Properties Trust	103,160	3,007
Host Hotels & Resorts, Inc.	49,592	906
National Retail Properties, Inc.	70,204	2,745

		11,042

Recreational Facilities & Services - 0.5%
Regal Entertainment Group, Class A	59,978	1,227

Retail - Consumer Staples - 1.3%
CVS Health Corp.	14,502	1,167
Wal-Mart Stores, Inc.	23,137	1,751

		2,918

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Retail - Discretionary - 5.2%
Home Depot (The), Inc.	48,860	$7,495
Kohl’s Corp.	33,659	1,302
Nordstrom, Inc.	61,330	2,933

		11,730

Semiconductors - 5.8%
Analog Devices, Inc.	8,245	642
KLA-Tencor Corp.	27,101	2,480
QUALCOMM, Inc.	67,454	3,725
Texas Instruments, Inc.	57,156	4,397
Xilinx, Inc.	27,258	1,753

		12,997

Software - 2.4%
Activision Blizzard, Inc.	71,384	4,110
Symantec Corp.	43,064	1,216

		5,326

Specialty Finance - 1.9%
American Express Co.	31,107	2,620
Mastercard, Inc., Class A	13,500	1,640

		4,260

Technology Services - 3.5%
Accenture PLC, Class A	35,400	4,378
International Business Machines Corp.	3,519	541
Paychex, Inc.	52,895	3,012

		7,931

Telecom - 3.1%
CenturyLink, Inc.	59,709	1,426
Verizon Communications, Inc.	127,335	5,687

		7,113

Transportation & Logistics - 1.5%
United Parcel Service, Inc., Class B	31,048	3,434

Utilities - 5.0%
Consolidated Edison, Inc.	51,284	4,145
DTE Energy Co.	13,689	1,448
Entergy Corp.	32,470	2,493
Vectren Corp.	55,805	3,261

		11,347

Total Common Stocks (Cost $181,011)		223,040

INVESTMENT COMPANIES - 0.3%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(1) (2)	762,466	762

Total Investment Companies (Cost $762)		762

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.74%, 8/17/17(3) (4)	$130	$130

Total Short-Term Investments (Cost $130)		130

Total Investments - 99.2% (Cost $181,903)		223,932

Other Assets less Liabilities - 0.8%		1,908

NET ASSETS - 100.0%		$225,840

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2017 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	19	$2,300	Long	9/17	$(14)

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.9%
Consumer Staples	10.1
Energy	6.8
Financials	14.3
Health Care	12.3
Industrials	11.3
Information Technology	19.2
Materials	0.8
Real Estate	5.0
Telecommunication Services	3.2
Utilities	5.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$223,040	$—	$—	$223,040
Investment Companies	762	—	—	762
Short-Term Investments	—	130	—	130

Total Investments	$223,802	$130	$—	$223,932

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(14)	$—	$—	$(14)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$181,907

Gross tax appreciation of investments	$47,052
Gross tax depreciation of investments	(5,027)

Net tax appreciation of investments	$42,025

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$2,505	$7,287	$9,030	$3	$762

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%(1)
Australia - 6.0%
AGL Energy Ltd.	20,003	$392
Aristocrat Leisure Ltd.	19,661	341
AusNet Services	177,729	237
Australia & New Zealand Banking Group Ltd.	117,198	2,583
Bendigo & Adelaide Bank Ltd.	120,941	1,032
BHP Billiton Ltd.	20,161	360
CIMIC Group Ltd.	19,133	571
Commonwealth Bank of Australia	3,193	203
Flight Centre Travel Group Ltd.	19,333	570
Fortescue Metals Group Ltd.	293,658	1,176
Harvey Norman Holdings Ltd.	234,928	689
Macquarie Group Ltd.	31,248	2,126
Mirvac Group	33,818	55
Origin Energy Ltd.*	54,548	287
Qantas Airways Ltd.	112,707	496
Sonic Healthcare Ltd.	25,920	482
Stockland	35,252	119
Telstra Corp. Ltd.	80,629	267
Woodside Petroleum Ltd.	1,211	28

		12,014

Austria - 0.7%
ANDRITZ A.G.	5,876	354
voestalpine A.G.	21,517	1,004

		1,358

Belgium - 1.6%
Colruyt S.A.	26,717	1,408
Proximus SADP	49,489	1,731

		3,139

China - 0.5%
Yangzijiang Shipbuilding Holdings Ltd.	1,176,000	1,017

Denmark - 1.0%
Vestas Wind Systems A/S	19,524	1,809
William Demant Holding A/S*	6,110	159

		1,968

Finland - 1.4%
Orion OYJ, Class B	22,936	1,465
UPM-Kymmene OYJ	49,270	1,405

		2,870

France - 11.2%
Atos S.E.	5,987	840
BNP Paribas S.A.	42,691	3,105
Capgemini S.E.	4,409	458
Christian Dior S.E.	5,748	1,650
Cie de Saint-Gobain	2,916	156
Cie Generale des Etablissements Michelin	12,800	1,702
CNP Assurances	50,428	1,133
Credit Agricole S.A.	22,369	364
Engie S.A.	7,636	116
Eutelsat Communications S.A.	48,243	1,233
Fonciere Des Regions	7,805	726
LVMH Moet Hennessy Louis Vuitton S.E.	3,075	771
Orange S.A.	21,483	342
Peugeot S.A.	2,991	60
Renault S.A.	20,490	1,859
Sanofi	37,344	3,589
Societe Generale S.A.	43,866	2,385
TOTAL S.A.	38,418	1,904

		22,393

Germany - 7.8%
Allianz S.E. (Registered)	1,301	256
BASF S.E.	30,195	2,807
Bayer A.G. (Registered)	10,712	1,386
Bayerische Motoren Werke A.G.	12,973	1,207
Deutsche Post A.G. (Registered)	7,814	293
E.ON S.E.	55,278	522
Fresenius Medical Care A.G. & Co. KGaA	4,786	460
HUGO BOSS A.G.	13,113	920
METRO A.G.	56,348	1,903
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	5,943	1,199
RWE A.G.*	20,569	410
SAP S.E.	5,641	590
Siemens A.G. (Registered)	24,768	3,406
Vonovia S.E.	6,787	270

		15,629

Hong Kong - 3.0%
Cheung Kong Property Holdings Ltd.	37,050	290
CLP Holdings Ltd.	43,355	459
HK Electric Investments & HK Electric Investments Ltd.(2)	258,055	237
Hong Kong & China Gas Co. Ltd.	4,039	8
Link REIT	167,102	1,271

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%(1) continued
Hong Kong - 3.0% continued
NWS Holdings Ltd.	80,131	$158
Sun Hung Kai Properties Ltd.	31,825	467
WH Group Ltd.(2)	1,200,127	1,211
Wharf Holdings (The) Ltd.	11,669	97
Wheelock & Co. Ltd.	243,786	1,840

		6,038

Israel - 1.6%
Bank Hapoalim B.M.	182,350	1,229
Check Point Software Technologies Ltd.*	18,728	2,043

		3,272

Italy - 1.0%
Atlantia S.p.A.	14,240	402
Enel S.p.A.	153,475	826
Leonardo S.p.A.	5,537	93
Poste Italiane S.p.A.(2)	54,765	375
Prysmian S.p.A.	9,354	276

		1,972

Japan - 22.0%
Alfresa Holdings Corp.	43,500	840
Asahi Glass Co. Ltd.	1,200	51
Asahi Group Holdings Ltd.	28,500	1,073
Astellas Pharma, Inc.	41,200	505
Bandai Namco Holdings, Inc.	17,200	587
Bridgestone Corp.	32,800	1,416
Brother Industries Ltd.	28,000	648
Canon, Inc.	26,900	915
Central Japan Railway Co.	11,200	1,827
Chubu Electric Power Co., Inc.	22,100	294
Daiichi Sankyo Co. Ltd.	65,600	1,547
Daito Trust Construction Co. Ltd.	6,600	1,027
Daiwa House Industry Co. Ltd.	8,500	291
East Japan Railway Co.	7,800	747
Hitachi Chemical Co. Ltd.	67,100	2,006
Hoya Corp.	20,300	1,057
Iida Group Holdings Co. Ltd.	21,000	350
ITOCHU Corp.	143,200	2,131
Japan Airlines Co. Ltd.	4,000	124
Japan Tobacco, Inc.	13,900	489
KDDI Corp.	44,975	1,192
Kuraray Co. Ltd.	11,000	200
Kyocera Corp.	6,300	365
Medipal Holdings Corp.	400	7
MINEBEA MITSUMI, Inc.	8,700	141
Mitsubishi Chemical Holdings Corp.	26,500	220
Mitsubishi Corp.	29,300	616
Mitsubishi Electric Corp.	103,700	1,496
Mitsubishi UFJ Financial Group, Inc.	296,163	1,997
Mixi, Inc.	11,200	621
Mizuho Financial Group, Inc.	829,300	1,520
NH Foods Ltd.	35,000	1,064
Nippon Telegraph & Telephone Corp.	6,500	308
Nomura Real Estate Holdings, Inc.	1,600	31
NSK Ltd.	52,600	661
NTT DOCOMO, Inc.	14,700	347
ORIX Corp.	41,200	640
Osaka Gas Co. Ltd.	79,000	323
Resona Holdings, Inc.	109,700	606
Rohm Co. Ltd.	1,900	146
Shimamura Co. Ltd.	3,100	379
SoftBank Group Corp.	1,100	89
Subaru Corp.	43,100	1,457
Sumitomo Heavy Industries Ltd.	119,000	788
Sumitomo Mitsui Financial Group, Inc.	52,300	2,046
Sumitomo Rubber Industries Ltd.	47,900	810
Sundrug Co. Ltd.	2,200	82
Suzuki Motor Corp.	20,100	955
TDK Corp.	17,400	1,148
Tohoku Electric Power Co., Inc.	10,400	144
Tokyo Electron Ltd.	4,500	610
Tokyo Gas Co. Ltd.	54,000	281
Toyo Suisan Kaisha Ltd.	32,400	1,243
Toyota Motor Corp.	45,100	2,366
West Japan Railway Co.	8,500	601
Yahoo Japan Corp.	196,600	856

		44,281

Netherlands - 3.1%
EXOR N.V.	6,138	334
ING Groep N.V.	35,734	622
NN Group N.V.	42,479	1,512
Randstad Holding N.V.	3,378	198
Royal Dutch Shell PLC, Class B	122,857	3,300
Wolters Kluwer N.V.	8,294	351

		6,317

EQUITY FUND    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%(1) continued
New Zealand - 0.9%
Fletcher Building Ltd.	116,654	$684
Spark New Zealand Ltd.	416,744	1,156

		1,840

Norway - 1.5%
DNB ASA	100,222	1,710
Marine Harvest ASA*	813	14
Norsk Hydro ASA	80,618	448
Orkla ASA	26,339	268
Yara International ASA	16,909	635

		3,075

Portugal - 0.7%
EDP - Energias de Portugal S.A.	100,312	328
Jeronimo Martins SGPS S.A.	52,046	1,019

		1,347

Singapore - 1.3%
DBS Group Holdings Ltd.	22,200	335
United Overseas Bank Ltd.	139,000	2,335

		2,670

South Africa - 0.3%
Investec PLC	81,213	607

Spain - 4.0%
Abertis Infraestructuras S.A.	63,258	1,173
ACS Actividades de Construccion y Servicios S.A.	34,388	1,330
Amadeus IT Group S.A.	28,735	1,719
Distribuidora Internacional de Alimentacion S.A.	19,255	120
Endesa S.A.	12,050	278
Gas Natural SDG S.A.	1,701	40
Iberdrola S.A.	48,820	388
Repsol S.A.	133,471	2,048
Telefonica S.A.	88,091	911

		8,007

Sweden - 2.9%
Alfa Laval AB	20,074	411
Boliden AB	2,832	77
Electrolux AB, Class B	11,632	383
ICA Gruppen AB	4,471	167
Investor AB, Class B	40,984	1,982
Skanska AB, Class B	50,900	1,211
Swedish Match AB	43,471	1,533

		5,764

Switzerland - 7.4%
Adecco Group A.G. (Registered)	27,731	2,111
Cie Financiere Richemont S.A. (Registered)	11,564	954
Idorsia Ltd.*	2,612	49
Nestle S.A. (Registered)	19,754	1,721
Novartis A.G. (Registered)	7,595	634
Roche Holding A.G. (Genusschein)	17,095	4,365
Sika A.G. (Bearer)	200	1,288
SwissRe A.G.	23,209	2,126
Swisscom A.G. (Registered)	2,306	1,114
Wolseley PLC	7,533	463

		14,825

United Kingdom - 15.6%
3i Group PLC	102,979	1,212
Anglo American PLC*	78,772	1,056
AstraZeneca PLC	25,489	1,708
BAE Systems PLC	85,128	703
Barclays PLC	489,328	1,295
Barratt Developments PLC	51,210	376
Berkeley Group Holdings PLC	20,249	851
BP PLC	165,453	956
BT Group PLC	186,253	715
Centrica PLC	23,319	61
Diageo PLC	98,104	2,900
Dixons Carphone PLC	9,269	34
easyJet PLC	42,881	759
GlaxoSmithKline PLC	72,991	1,555
HSBC Holdings PLC	56,544	525
IMI PLC	3,219	50
Johnson Matthey PLC	17,361	649
Land Securities Group PLC	4,136	55
Legal & General Group PLC	566,022	1,905
Lloyds Banking Group PLC	1,775,243	1,532
Meggitt PLC	10,643	66
National Grid PLC	60,389	750
Old Mutual PLC	363,796	917
Persimmon PLC	62,916	1,838
Rio Tinto PLC	30,588	1,290
Royal Mail PLC	62,571	343
Severn Trent PLC	24	1
Smiths Group PLC	54,975	1,145
SSE PLC	13,536	256
Tate & Lyle PLC	201,839	1,742
Unilever N.V. - CVA	60,140	3,324

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%(1) continued
United Kingdom - 15.6% continued
United Utilities Group PLC	3,201	$36
Vodafone Group PLC	79,220	225
William Hill PLC	142,338	472

		31,302

United States - 0.0%
Shire PLC	29	2

Total Common Stocks (Cost $171,563)		191,707

PREFERRED STOCKS - 0.3%(1)
Germany - 0.3%
Henkel A.G. & Co. KGaA	3,738	514
Schaeffler A.G.	10,510	151

		665

Total Preferred Stocks (Cost $611)		665

RIGHTS - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A.*	33,672	27

Total Rights (Cost $29)		27

INVESTMENT COMPANIES - 1.4%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(3) (4)	2,751,927	2,752

Total Investment Companies (Cost $2,752)		2,752

Total Investments - 97.2% (Cost $174,955)		195,151

Other Assets less Liabilities - 2.8%		5,712

NET ASSETS - 100.0%		$200,863

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2017 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Euro Stoxx 50 (Euro)	98	$3,840	Long	9/17	$(82)
FTSE 100 Index (British Pound)	16	1,509	Long	9/17	(21)
SPI 200 Index (Australian Dollar)	5	543	Long	9/17	(2)
Yen Denominated Nikkei 225 (Japanese Yen)	22	1,962	Long	9/17	— *

Total					(105)

*	Amount rounds to less than one thousand.

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.7%
Consumer Staples	11.3
Energy	4.4
Financials	21.7
Health Care	10.3
Industrials	14.8
Information Technology	5.7
Materials	8.0
Real Estate	3.4
Telecommunication Services	4.4
Utilities	3.3

Total	100%

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

At June 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	33.1%
Japanese Yen	23.0
British Pound	16.8
Swiss Franc	7.5
Australian Dollar	6.3
All other currencies less than 5%	13.3

Total	100%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Israel	$2,043	$1,229	$—	$3,272
Switzerland	49	14,776	—	14,825
All Other Countries(1)	—	173,610	—	173,610

Total Common Stocks	2,092	189,615	—	191,707

Preferred Stocks(1)	—	665	—	665
Rights(1)	27	—	—	27
Investment Companies	2,752	—	—	2,752

Total Investments	$4,871	$190,280	$—	$195,151

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(105)	$—	$—	$(105)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Values (000S)	Reason
Common Stocks
Germany	$4,379	Valuations at official close price with foreign fair value adjustment
Italy	651	Valuations at official close price with foreign fair value adjustment

Total	$5,030

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$175,935

Gross tax appreciation of investments	$21,864
Gross tax depreciation of investments	(2,648)

Net tax appreciation of investments	$19,216

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$526	$31,798	$29,572	$5	$2,752

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%
Aerospace & Defense - 2.3%
Boeing (The) Co.	7,619	$1,507
General Dynamics Corp.	2,631	521
L3 Technologies, Inc.	5,061	845

		2,873

Apparel & Textile Products - 0.6%
Michael Kors Holdings Ltd.*	21,379	775

Asset Management - 0.3%
Leucadia National Corp.	12,042	315

Banking - 6.9%
Bank of America Corp.	90,055	2,185
Citigroup, Inc.	29,315	1,961
Fifth Third Bancorp	35,253	915
JPMorgan Chase & Co.	12,452	1,138
PNC Financial Services Group (The), Inc.	6,961	869
Regions Financial Corp.	58,014	849
Wells Fargo & Co.	12,629	700

		8,617

Biotechnology & Pharmaceuticals - 7.6%
Amgen, Inc.	9,198	1,584
Bioverativ, Inc.*	385	23
Celgene Corp.*	6,988	908
Eli Lilly & Co.	2,886	238
Gilead Sciences, Inc.	8,738	618
Johnson & Johnson	22,374	2,960
Merck & Co., Inc.	18,135	1,162
Pfizer, Inc.	58,493	1,965

		9,458

Chemicals - 3.4%
3M Co.	7,452	1,551
Eastman Chemical Co.	7,419	623
LyondellBasell Industries N.V., Class A	11,155	941
PPG Industries, Inc.	2,346	258
Sherwin-Williams (The) Co.	2,691	945

		4,318

Commercial Services - 1.4%
H&R Block, Inc.	31,271	967
Robert Half International, Inc.	17,337	831

		1,798

Consumer Products - 7.0%
Altria Group, Inc.	1,690	126
Campbell Soup Co.	13,943	727
Clorox (The) Co.	1,089	145
Coca-Cola (The) Co.	5,932	266
Conagra Brands, Inc.	21,682	775
Hershey (The) Co.	7,667	823
Kimberly-Clark Corp.	7,859	1,015
PepsiCo, Inc.	15,192	1,754
Philip Morris International, Inc.	10,435	1,226
Procter & Gamble (The) Co.	22,315	1,945

		8,802

Distributors - Consumer Staples - 0.7%
Sysco Corp.	17,245	868

Electrical Equipment - 2.6%
Eaton Corp. PLC	7,673	597
Emerson Electric Co.	16,401	978
General Electric Co.	24,910	673
Ingersoll-Rand PLC	10,399	950

		3,198

Gaming, Lodging & Restaurants - 1.9%
Darden Restaurants, Inc.	9,766	883
McDonald’s Corp.	10,146	1,554

		2,437

Hardware - 5.9%
Apple, Inc.	29,165	4,200
Cisco Systems, Inc.	44,195	1,383
HP, Inc.	49,175	860
NetApp, Inc.	5,196	208
Seagate Technology PLC	18,879	732

		7,383

Health Care Facilities & Services - 3.2%
Anthem, Inc.	461	87
Cigna Corp.	6,420	1,074
Express Scripts Holding Co.*	14,079	899
Humana, Inc.	2,052	494
McKesson Corp.	316	52
UnitedHealth Group, Inc.	7,688	1,425

		4,031

Home & Office Products - 0.6%
Snap-on, Inc.	4,983	787

Industrial Services - 0.7%
W.W. Grainger, Inc.	4,518	816

Institutional Financial Services - 2.8%
Bank of New York Mellon (The) Corp.	21,840	1,114

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Institutional Financial Services - 2.8% continued
Goldman Sachs Group (The), Inc.	5,596	$1,242
Morgan Stanley	25,586	1,140

		3,496

Insurance - 3.7%
American International Group, Inc.	12,311	770
Berkshire Hathaway, Inc., Class B*	6,829	1,156
Lincoln National Corp.	12,754	862
Loews Corp.	18,258	855
Prudential Financial, Inc.	9,621	1,040

		4,683

Iron & Steel - 0.7%
Nucor Corp.	14,591	844

Media - 6.9%
Alphabet, Inc., Class A*	2,701	2,511
Cars.com, Inc.*	10,751	286
Comcast Corp., Class A	8,976	349
Facebook, Inc., Class A*	8,846	1,336
Omnicom Group, Inc.	10,273	852
Priceline Group (The), Inc.*	287	537
Scripps Networks Interactive, Inc., Class A	10,649	727
TEGNA, Inc.	32,255	465
Twenty-First Century Fox, Inc., Class A	18,395	521
VeriSign, Inc.*	8,698	809
Walt Disney (The) Co.	1,831	194

		8,587

Medical Equipment & Devices - 3.4%
Baxter International, Inc.	16,201	981
Becton Dickinson and Co.	2,907	567
C.R. Bard, Inc.	2,976	941
IDEXX Laboratories, Inc.*	3,684	594
Mettler-Toledo International, Inc.*	677	398
Varex Imaging Corp.*	142	5
Varian Medical Systems, Inc.*	8,051	831

		4,317

Oil, Gas & Coal - 6.0%
Baker Hughes, Inc.	4,121	225
Chevron Corp.	4,760	497
ConocoPhillips	23,890	1,050
Exxon Mobil Corp.	33,985	2,744
Marathon Petroleum Corp.	17,647	923
ONEOK, Inc.	16,107	840
Tesoro Corp.	2,884	270
Valero Energy Corp.	14,610	985

		7,534

Passenger Transportation - 1.4%
Southwest Airlines Co.	16,310	1,014
United Continental Holdings, Inc.*	9,197	692

		1,706

Real Estate - 0.5%
CBRE Group, Inc., Class A*	16,133	587

Real Estate Investment Trusts - 2.5%
HCP, Inc.	26,501	847
Host Hotels & Resorts, Inc.	45,926	839
Vornado Realty Trust	5,255	494
Welltower, Inc.	12,372	926

		3,106

Retail - Consumer Staples - 2.3%
CVS Health Corp.	6,741	542
Target Corp.	16,788	878
Wal-Mart Stores, Inc.	19,074	1,444

		2,864

Retail - Discretionary - 4.9%
Amazon.com, Inc.*	1,992	1,928
Bed Bath & Beyond, Inc.	22,206	675
Best Buy Co., Inc.	14,934	856
eBay, Inc.*	12,576	439
Gap (The), Inc.	34,152	751
Home Depot (The), Inc.	5,402	829
Kohl’s Corp.	3,805	147
Urban Outfitters, Inc.*	28,995	538

		6,163

Semiconductors - 3.4%
Applied Materials, Inc.	23,765	982
Intel Corp.	7,700	260
KLA-Tencor Corp.	8,487	777
Lam Research Corp.	6,004	849
Texas Instruments, Inc.	15,589	1,199
Xilinx, Inc.	2,571	165

		4,232

Software - 4.0%
CA, Inc.	24,726	852
Citrix Systems, Inc.*	10,217	813

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Software - 4.0% continued
Microsoft Corp.	48,768	$3,362
Oracle Corp.	699	35

		5,062

Specialty Finance - 2.6%
Capital One Financial Corp.	7,833	647
Navient Corp.	50,197	836
Total System Services, Inc.	13,457	784
Visa, Inc., Class A	2,730	256
Western Union (The) Co.	41,463	790

		3,313

Technology Services - 2.7%
Accenture PLC, Class A	9,921	1,227
International Business Machines Corp.	9,992	1,537
Teradata Corp.*	21,874	645

		3,409

Telecom - 2.1%
AT&T, Inc.	50,811	1,917
CenturyLink, Inc.	2,896	69
Verizon Communications, Inc.	13,015	582

		2,568

Transportation & Logistics - 0.2%
JB Hunt Transport Services, Inc.	2,935	268

Transportation Equipment - 0.8%
Cummins, Inc.	5,940	964

Utilities - 3.1%
AES Corp.	63,822	709
Ameren Corp.	14,975	819
Edison International	11,250	880
Entergy Corp.	121	9
FirstEnergy Corp.	27,998	816
NRG Energy, Inc.	9,916	171
Public Service Enterprise Group, Inc.	11,898	512

		3,916

Total Common Stocks (Cost $109,501)		124,095

INVESTMENT COMPANIES - 0.9%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(1) (2)	1,102,753	1,103

Total Investment Companies (Cost $1,103)		1,103

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.74%, 8/17/17(3) (4)	$190	$190

Total Short-Term Investments (Cost $190)		190

Total Investments - 100.1% (Cost $110,794)		125,388

Liabilities less Other Assets - (0.1%)		(147)

NET ASSETS - 100.0%		$125,241

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2017 is disclosed. (3) Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	10	$1,210	Long	9/17	$(7)

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.6%
Consumer Staples	9.4
Energy	6.1
Financials	15.0
Health Care	14.3
Industrials	10.5
Information Technology	22.0
Materials	2.9
Real Estate	3.0
Telecommunication Services	2.1
Utilities	3.1

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND (continued)	JUNE 30, 2017 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)		TOTAL (000S)
Common Stocks(1)	$124,095	$—	$		$124,095
Investment Companies	1,103	—		—	1,103
Short-Term Investments	—	190		—	190

Total Investments	$125,198	$190		$—	$125,388

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(7)	$—		$—	$(7)

(1) Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$111,490

Gross tax appreciation of investments	$17,929
Gross tax depreciation of investments	(4,031)

Net tax appreciation of investments	$13,898

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$1,425	$3,953	$4,275	$1	$1,103

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%
Apparel & Textile Products - 2.2%
NIKE, Inc., Class B	42,634	$2,515

Asset Management - 2.3%
Charles Schwab (The) Corp.	38,323	1,647
E*TRADE Financial Corp.*	26,725	1,016

		2,663

Banking - 10.8%
Citigroup, Inc.	42,091	2,815
JPMorgan Chase & Co.	60,092	5,492
Wells Fargo & Co.	77,127	4,274

		12,581

Biotechnology & Pharmaceuticals - 11.0%
Alexion Pharmaceuticals, Inc.*	8,822	1,074
Allergan PLC	12,790	3,109
Biogen, Inc.*	7,917	2,148
Bristol-Myers Squibb Co.	37,659	2,098
Celgene Corp.*	20,994	2,727
Gilead Sciences, Inc.	22,636	1,602

		12,758

Consumer Products - 5.0%
Coca-Cola (The) Co.	48,801	2,189
Estee Lauder (The) Cos., Inc., Class A	18,925	1,816
Mondelez International, Inc., Class A	43,466	1,877

		5,882

Electrical Equipment - 3.8%
General Electric Co.	113,294	3,060
Honeywell International, Inc.	10,208	1,361

		4,421

Gaming, Lodging & Restaurants - 5.1%
McDonald’s Corp.	10,722	1,642
Starbucks Corp.	41,023	2,392
Wynn Resorts Ltd.	7,867	1,055
Yum! Brands, Inc.	11,179	825

		5,914

Hardware - 4.5%
Apple, Inc.	36,859	5,308

Health Care Facilities & Services - 2.0%
Express Scripts Holding Co.*	35,813	2,286

Home & Office Products - 1.7%
Masco Corp.	52,244	1,996

Industrial Services - 1.1%
W.W. Grainger, Inc.	6,988	1,262

Institutional Financial Services - 3.0%
Intercontinental Exchange, Inc.	53,366	3,518

Insurance - 3.1%
Allstate (The) Corp.	26,249	2,322
American International Group, Inc.	20,396	1,275

		3,597

Iron & Steel - 1.2%
Nucor Corp.	24,180	1,399

Media - 10.5%
Alphabet, Inc., Class A*	1,669	1,552
Alphabet, Inc., Class C*	5,717	5,195
Twenty-First Century Fox, Inc., Class A	88,102	2,497
Twitter, Inc.*	30,838	551
Walt Disney (The) Co.	22,577	2,399

		12,194

Medical Equipment & Devices - 5.2%
Abbott Laboratories	41,891	2,036
Baxter International, Inc.	23,616	1,430
Zimmer Biomet Holdings, Inc.	20,039	2,573

		6,039

Oil, Gas & Coal - 6.1%
BP PLC ADR	42,524	1,474
EOG Resources, Inc.	13,181	1,193
Exxon Mobil Corp.	37,596	3,035
Schlumberger Ltd.	21,616	1,423

		7,125

Real Estate Investment Trusts - 2.0%
American Tower Corp.	17,367	2,298

Retail - Consumer Staples - 2.7%
CVS Health Corp.	39,191	3,153

Retail - Discretionary - 3.1%
Dick’s Sporting Goods, Inc.	42,804	1,705
Kohl’s Corp.	48,865	1,890

		3,595

Semiconductors - 3.0%
Intel Corp.	52,993	1,788
QUALCOMM, Inc.	31,489	1,739

		3,527

Software - 6.6%
Oracle Corp.	65,473	3,283

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Software - 6.6% continued
Red Hat, Inc.*	25,986	$2,488
salesforce.com, Inc.*	22,627	1,959

		7,730

Specialty Finance - 2.6%
Alliance Data Systems Corp.	11,705	3,005

Utilities - 0.6%
Duke Energy Corp.	7,814	653

Total Common Stocks (Cost $80,775)		115,419

INVESTMENT COMPANIES - 0.8%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(1) (2)	984,007	984

Total Investment Companies (Cost $984)		984

Total Investments - 100.0% (Cost $81,759)		116,403

Liabilities less Other Assets - (0.0%)		(16)

NET ASSETS - 100.0%		$116,387

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2017 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.6%
Consumer Staples	7.8
Energy	6.2
Financials	19.4
Health Care	18.3
Industrials	6.6
Information Technology	23.3
Materials	1.2
Real Estate	2.0
Utilities	0.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$115,419	$—	$—	$115,419
Investment Companies	984	—	—	984

Total Investments	$116,403	$—	$—	$116,403

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$83,435

Gross tax appreciation of investments	$35,181
Gross tax depreciation of investments	(2,213)

Net tax appreciation of investments	$32,968

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$571	$4,402	$3,989	$1	$984

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%
Aerospace & Defense - 2.3%
Harris Corp.	184	$20
L3 Technologies, Inc.	83	14
Spirit AeroSystems Holdings, Inc., Class A	10,419	604
United Technologies Corp.	12,394	1,513

		2,151

Asset Management - 0.0%
Franklin Resources, Inc.	773	35

Automotive - 0.7%
Lear Corp.	4,771	678

Banking - 11.8%
Bank of America Corp.	90,326	2,191
Citigroup, Inc.	44,697	2,989
Fifth Third Bancorp	3,033	79
JPMorgan Chase & Co.	24,400	2,230
PNC Financial Services Group (The), Inc.	10,721	1,339
US Bancorp	6,937	360
Wells Fargo & Co.	29,119	1,614

		10,802

Biotechnology & Pharmaceuticals - 5.6%
Amgen, Inc.	1,268	218
Johnson & Johnson	994	131
Merck & Co., Inc.	33,664	2,158
Pfizer, Inc.	79,754	2,679

		5,186

Chemicals - 1.3%
Cabot Corp.	12,267	656
Huntsman Corp.	21,061	544

		1,200

Commercial Services - 0.9%
ManpowerGroup, Inc.	7,298	815

Consumer Products - 5.3%
Archer-Daniels-Midland Co.	5,842	242
Flowers Foods, Inc.	20,940	363
JM Smucker (The) Co.	5,866	694
Nu Skin Enterprises, Inc., Class A	6,555	412
Pilgrim’s Pride Corp.*	32,308	708
Procter & Gamble (The) Co.	19,660	1,713
Tyson Foods, Inc., Class A	12,183	763

		4,895

Consumer Services - 0.2%
Graham Holdings Co., Class B	333	200

Containers & Packaging - 0.7%
Sonoco Products Co.	12,624	649

Design, Manufacturing & Distribution - 1.7%
Arrow Electronics, Inc.*	10,088	791
Avnet, Inc.	14,715	572
Jabil, Inc.	5,129	150

		1,513

Electrical Equipment - 3.3%
Eaton Corp. PLC	2,433	189
General Electric Co.	106,284	2,871

		3,060

Engineering & Construction Services - 0.7%
Jacobs Engineering Group, Inc.	11,549	628

Hardware - 2.2%
Apple, Inc.	1,729	249
Cisco Systems, Inc.	30,052	941
Corning, Inc.	5,110	153
NetApp, Inc.	4,261	171
Xerox Corp.	15,926	457

		1,971

Health Care Facilities & Services - 3.6%
Anthem, Inc.	7,734	1,455
Cardinal Health, Inc.	8,490	662
Cigna Corp.	773	129
Humana, Inc.	2,777	668
McKesson Corp.	28	5
Patterson Cos., Inc.	8,391	394

		3,313

Institutional Financial Services - 4.1%
Bank of New York Mellon (The) Corp.	11,457	585
Goldman Sachs Group (The), Inc.	8,645	1,918
Morgan Stanley	9,537	425
State Street Corp.	9,104	817

		3,745

Insurance - 7.8%
American International Group, Inc.	19,376	1,211
Aspen Insurance Holdings Ltd.	4,647	232
Assurant, Inc.	7,345	762
Assured Guaranty Ltd.	18,040	753
Axis Capital Holdings Ltd.	10,638	688
Berkshire Hathaway, Inc., Class B*	4,292	727

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Insurance - 7.8% continued
Everest Re Group Ltd.	3,256	$829
Hartford Financial Services Group (The), Inc.	1,840	97
Lincoln National Corp.	2,045	138
Loews Corp.	7,094	332
RenaissanceRe Holdings Ltd.	4,922	684
Validus Holdings Ltd.	660	34
White Mountains Insurance Group Ltd.	780	678

		7,165

Iron & Steel - 0.5%
Nucor Corp.	7,103	411

Machinery - 0.5%
Parker-Hannifin Corp.	2,734	437

Manufactured Goods - 0.9%
Timken (The) Co.	3,911	181
Valmont Industries, Inc.	4,439	664

		845

Media - 1.1%
Cars.com, Inc.*	3,001	80
Discovery Communications, Inc., Class A*	2,194	57
TEGNA, Inc.	9,003	130
Twenty-First Century Fox, Inc., Class A	25,307	717

		984

Medical Equipment & Devices - 2.1%
Abbott Laboratories	2,310	112
Baxter International, Inc.	17,877	1,082
Medtronic PLC	5,785	514
Thermo Fisher Scientific, Inc.	1,148	200

		1,908

Oil, Gas & Coal - 10.6%
Baker Hughes, Inc.	17,659	963
Chevron Corp.	20,175	2,105
ConocoPhillips	40,501	1,780
CONSOL Energy, Inc.*	34,102	509
Diamond Offshore Drilling, Inc.*	1,601	17
Dril-Quip, Inc.*	10,966	535
Exxon Mobil Corp.	11,106	897
Helmerich & Payne, Inc.	10,874	591
Nabors Industries Ltd.	8,540	70
National Oilwell Varco, Inc.	338	11
Noble Energy, Inc.	12,047	341
Oceaneering International, Inc.	5,537	126
Phillips 66	2,473	204
Superior Energy Services, Inc.*	31,591	330
Valero Energy Corp.	18,942	1,278

		9,757

Passenger Transportation - 1.4%
Delta Air Lines, Inc.	14,931	802
United Continental Holdings, Inc.*	6,747	508

		1,310

Real Estate Investment Trusts - 5.9%
AvalonBay Communities, Inc.	5,524	1,061
Equity Residential	14,361	945
Essex Property Trust, Inc.	3,350	862
Highwoods Properties, Inc.	14,196	720
Host Hotels & Resorts, Inc.	40,373	738
Kilroy Realty Corp.	4,681	352
Prologis, Inc.	10,871	637
Welltower, Inc.	1,504	113

		5,428

Retail - Consumer Staples - 4.3%
CVS Health Corp.	9,079	730
Target Corp.	15,739	823
Walgreens Boots Alliance, Inc.	461	36
Wal-Mart Stores, Inc.	31,591	2,391

		3,980

Retail - Discretionary - 2.2%
Bed Bath & Beyond, Inc.	9,336	284
Best Buy Co., Inc.	13,298	762
Dillard’s, Inc., Class A	265	15
GameStop Corp., Class A	1,836	40
Kohl’s Corp.	10,296	398
Macy’s, Inc.	10,896	253
Staples, Inc.	2,629	27
Williams-Sonoma, Inc.	5,203	252

		2,031

Semiconductors - 2.5%
Intel Corp.	21,737	733
QUALCOMM, Inc.	28,387	1,568

		2,301

Software - 2.1%
ANSYS, Inc.*	5,856	713

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Software - 2.1% continued
CA, Inc.	20,685	$713
Oracle Corp.	10,860	544

		1,970

Specialty Finance - 2.5%
Capital One Financial Corp.	3,553	294
Navient Corp.	49,817	829
Synchrony Financial	33,705	1,005
Total System Services, Inc.	2,494	145

		2,273

Technology Services - 2.2%
Conduent, Inc.*	12,741	203
DST Systems, Inc.	10,412	642
DXC Technology Co.	10,114	776
Teradata Corp.*	14,128	417

		2,038

Telecom - 2.8%
AT&T, Inc.	47,762	1,802
CenturyLink, Inc.	31,328	748

		2,550

Transportation Equipment - 0.1%
Cummins, Inc.	670	109

Utilities - 5.4%
Ameren Corp.	262	14
American Electric Power Co., Inc.	9,762	678
Calpine Corp.*	66,562	901
Edison International	12,752	997
Hawaiian Electric Industries, Inc.	21,839	707
OGE Energy Corp.	20,506	713
Xcel Energy, Inc.	19,699	904

		4,914

Total Common Stocks (Cost $84,837)		91,252

RIGHTS - 0.0%
Real Estate Investment Trusts - 0.0%
Property Development Centers LLC (Contingent Value Rights)*	24,083	1

Retail - Consumer Staples - 0.0%
Casa Ley (Contingent Value Rights)*	24,083	24

Total Rights (Cost $25)		25

INVESTMENT COMPANIES - 0.7%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(1) (2)	615,815	616

Total Investment Companies (Cost $616)		616

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.74%, 8/17/17(3) (4)	$150	$150

Total Short-Term Investments (Cost $150)		150

Total Investments - 100.1% (Cost $85,628)		92,043

Liabilities less Other Assets - (0.1%)		(133)

NET ASSETS - 100.0%		$91,910

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2017 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-mini S&P 500	6	$726	Long	9/17	$(3)

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	JUNE 30, 2017 (UNAUDITED)

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	5.1%
Consumer Staples	8.8
Energy	10.7
Financials	26.2
Health Care	11.4
Industrials	10.2
Information Technology	11.0
Materials	2.5
Real Estate	5.9
Telecommunication Services	2.8
Utilities	5.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$91,252	$—	$—	$91,252
Rights(1)	—	25	—	25
Investment Companies	616	—	—	616
Short-Term Investments	—	150	—	150

Total Investments	$91,868	$175	$—	$92,043

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(3)	$—	$—	$(3)

(1)	Classification as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$85,921

Gross tax appreciation of investments	$10,538
Gross tax depreciation of investments	(4,416)

Net tax appreciation of investments	$6,122

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$1,135	$2,027	$2,546	$1	$616

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%
Aerospace & Defense - 1.2%
AAR Corp.	9,121	$317
Aerojet Rocketdyne Holdings, Inc.*	13,702	285
Aerovironment, Inc.*	4,691	179
American Outdoor Brands Corp.*	14,061	312
Astronics Corp.*	7,324	223
Astronics Corp., Class B*	2,423	74
Axon Enterprise, Inc.*	14,503	365
Ducommun, Inc.*	3,131	99
Esterline Technologies Corp.*	8,040	762
KLX, Inc.*	14,384	719
Moog, Inc., Class A*	8,296	595
Sevcon, Inc.*	540	7
SIFCO Industries, Inc.*	160	1
Sturm Ruger & Co., Inc.	4,939	307
Triumph Group, Inc.	8,162	258
Woodward, Inc.	16,726	1,130

		5,633

Apparel & Textile Products - 0.8%
Albany International Corp., Class A	7,651	409
Cherokee, Inc.* (1)	8	—
Columbia Sportswear Co.	7,588	440
Crocs, Inc.*	20,117	155
Culp, Inc.	4,081	133
Deckers Outdoor Corp.*	4,654	318
Delta Apparel, Inc.*	8,800	195
Iconix Brand Group, Inc.*	3,816	26
Movado Group, Inc.	3,562	90
Oxford Industries, Inc.	2,999	187
Perry Ellis International, Inc.*	2,618	51
Steven Madden Ltd.*	14,720	588
Superior Uniform Group, Inc.	7,800	174
Unifi, Inc.*	6,938	214
Weyco Group, Inc.	3,502	98
Wolverine World Wide, Inc.	26,980	756

		3,834

Asset Management - 0.8%
Altisource Asset Management Corp.*	3,366	307
Artisan Partners Asset Management, Inc., Class A	8,978	276
Ashford, Inc.*	180	9
Associated Capital Group, Inc., Class A	6,457	220
B. Riley Financial, Inc.	5,635	105
Cohen & Steers, Inc.	6,084	247
Diamond Hill Investment Group, Inc.	1,099	219
Financial Engines, Inc.	12,247	448
GAMCO Investors, Inc., Class A	2,580	76
Janus Henderson Group PLC*	16,987	562
Kennedy-Wilson Holdings, Inc.	22,065	420
Manning & Napier, Inc.	13,059	57
Pzena Investment Management, Inc., Class A	4,472	45
Safeguard Scientifics, Inc.*	3,053	36
Siebert Financial Corp.	919	4
StoneCastle Financial Corp.	3,779	77
Virtus Investment Partners, Inc.	2,406	267
Waddell & Reed Financial, Inc., Class A	20,098	379
Westwood Holdings Group, Inc.	2,523	143
WisdomTree Investments, Inc.	11,276	115

		4,012

Automotive - 1.0%
American Axle & Manufacturing Holdings, Inc.*	23,360	365
Cooper Tire & Rubber Co.	11,937	431
Cooper-Standard Holdings, Inc.*	3,599	363
Dana, Inc.	37,918	847
Dorman Products, Inc.*	10,028	830
Gentherm, Inc.*	9,436	366
Horizon Global Corp.*	2,525	36
Miller Industries, Inc.	8,869	220
Modine Manufacturing Co.*	2,573	43
Standard Motor Products, Inc.	7,398	386
Strattec Security Corp.	111	4
Superior Industries International, Inc.	4,980	102
Tenneco, Inc.	15,061	871
Unique Fabricating, Inc.	300	3

		4,867

Banking - 11.9%
1st Source Corp.	5,868	281
Access National Corp.	9,877	262
American National Bankshares, Inc.	2,747	102
Ameris Bancorp	6,006	289
Ames National Corp.	2,606	80
Arrow Financial Corp.	8,089	256
Astoria Financial Corp.	10,705	216
Athens Bancshares Corp.	2,800	101
BancFirst Corp.	3,799	367

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Banking - 11.9% continued
Banco Latinoamericano de Comercio Exterior S.A.	8,634	$236
Bancorp (The), Inc.*	800	6
BancorpSouth, Inc.	22,962	700
Bank Mutual Corp.	5,474	50
Bank of Hawaii Corp.	10,399	863
Bank of Marin Bancorp	4,081	251
Bank of South Carolina Corp.	110	2
Bank of the Ozarks	18,543	869
BankFinancial Corp.	1,731	26
Bankwell Financial Group, Inc.	1,121	35
Banner Corp.	2,609	147
Bar Harbor Bankshares	4,444	137
BCB Bancorp, Inc.	508	8
Beneficial Bancorp, Inc.	19,615	294
Berkshire Bancorp, Inc.*	121	1
Berkshire Hills Bancorp, Inc.	9,713	341
Blue Hills Bancorp, Inc.	7,856	141
BofI Holding, Inc.*	15,011	356
Boston Private Financial Holdings, Inc.	16,601	255
Bridge Bancorp, Inc.	3,979	133
Brookline Bancorp, Inc.	22,458	328
Bryn Mawr Bank Corp.	5,250	223
C&F Financial Corp.	450	21
California First National Bancorp	1,639	31
Camden National Corp.	4,160	179
Canadian Imperial Bank of Commerce	7,643	620
Capital Bank Financial Corp., Class A	5,306	202
Capital City Bank Group, Inc.	4,218	86
Capitol Federal Financial, Inc.	33,536	477
Cathay General Bancorp	19,044	723
CenterState Banks, Inc.	8,168	203
Central Pacific Financial Corp.	4,898	154
Century Bancorp, Inc., Class A	5,170	329
Chemical Financial Corp.	10,353	501
Citizens & Northern Corp.	752	17
City Holding Co.	5,196	342
Clifton Bancorp, Inc.	7,236	120
CoBiz Financial, Inc.	1,671	29
Columbia Banking System, Inc.	13,715	547
Commercial National Financial Corp.	121	2
Community Bank System, Inc.	14,786	825
Community Trust Bancorp, Inc.	6,160	269
ConnectOne Bancorp, Inc.	5,461	123
Customers Bancorp, Inc.*	9,999	283
CVB Financial Corp.	25,224	566
Dime Community Bancshares, Inc.	7,771	152
DNB Financial Corp.	4,681	161
Eagle Bancorp, Inc.*	7,214	457
Enterprise Bancorp, Inc.	635	23
Enterprise Financial Services Corp.	769	31
ESSA Bancorp, Inc.	9,772	144
Farmers Capital Bank Corp.	3,574	138
FCB Financial Holdings, Inc., Class A*	6,988	334
Fidelity Southern Corp.	1,725	39
Financial Institutions, Inc.	8,183	244
First Bancorp	8,336	261
First Bancorp, Inc.	3,096	84
First Busey Corp.	11,056	324
First Citizens BancShares, Inc., Class A	2,156	804
First Commonwealth Financial Corp.	21,119	268
First Community Bancshares, Inc.	4,915	134
First Connecticut Bancorp, Inc.	7,141	183
First Defiance Financial Corp.	7,215	380
First Financial Bancorp	14,853	411
First Financial Bankshares, Inc.	19,724	872
First Financial Corp.	2,686	127
First Financial Northwest, Inc.	699	11
First Internet Bancorp	7,856	220
First Interstate BancSystem, Inc., Class A	7,191	268
First Merchants Corp.	9,186	369
First Mid-Illinois Bancshares, Inc.	37	1
First Midwest Bancorp, Inc.	18,503	431
First of Long Island (The) Corp.	12,349	353
First South Bancorp, Inc.	344	6
Flagstar Bancorp, Inc.*	4,260	131
Flushing Financial Corp.	4,657	131
FNB Corp.	82,307	1,165
Fulton Financial Corp.	42,005	798
German American Bancorp, Inc.	510	17
Glacier Bancorp, Inc.	17,986	658
Great Southern Bancorp, Inc.	5,607	300
Great Western Bancorp, Inc.	7,573	309
Guaranty Bancorp	849	23
Hancock Holding Co.	18,534	908
Hanmi Financial Corp.	9,951	283
Hawthorn Bancshares, Inc.	1,172	24
Heartland Financial USA, Inc.	6,337	298

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Banking - 11.9% continued
Heritage Financial Corp.	1,152	$31
Hilltop Holdings, Inc.	17,974	471
Hingham Institution for Savings	65	12
Home BancShares, Inc.	27,172	677
Home Federal Bancorp, Inc.	2,815	75
HomeStreet, Inc.*	4,509	125
Hope Bancorp, Inc.	24,059	449
IBERIABANK Corp.	9,089	741
Independent Bank Corp.	8,184	545
Independent Bank Corp. (Berlin Exchange)	4,690	102
Independent Bank Group, Inc.	4,081	243
International Bancshares Corp.	9,727	341
Investors Bancorp, Inc.	96,457	1,289
Kearny Financial Corp.	22,227	330
Kentucky First Federal Bancorp	724	7
Lake Shore Bancorp, Inc.	300	5
Lakeland Bancorp, Inc.	8,152	154
Lakeland Financial Corp.	5,305	243
Landmark Bancorp, Inc.	5,665	174
LegacyTexas Financial Group, Inc.	18,183	693
MainSource Financial Group, Inc.	1,283	43
MB Financial, Inc.	17,885	788
Mercantile Bank Corp.	5,714	180
Meridian Bancorp, Inc.	15,892	269
MidSouth Bancorp, Inc.	762	9
MidWestOne Financial Group, Inc.	464	16
MSB Financial Corp.*	2,450	43
MutualFirst Financial, Inc.	378	13
NASB Financial, Inc.	4,247	152
National Bank Holdings Corp., Class A	8,460	280
National Bankshares, Inc.	1,851	76
National Commerce Corp.*	4,895	194
NBT Bancorp, Inc.	9,921	367
Northeast Community Bancorp, Inc.	897	8
Northfield Bancorp, Inc.	15,912	273
Northrim BanCorp, Inc.	3,209	98
Northwest Bancshares, Inc.	17,271	270
Norwood Financial Corp.	2,082	88
OceanFirst Financial Corp.	6,068	165
OFG Bancorp	7,908	79
Ohio Valley Banc Corp.	719	26
Old National Bancorp	39,391	679
Old Second Bancorp, Inc.	11,190	129
Opus Bank	2,246	54
Oritani Financial Corp.	16,377	279
Pacific Continental Corp.	780	20
Pacific Premier Bancorp, Inc.*	4,693	173
Park National Corp.	2,220	230
Peapack Gladstone Financial Corp.	4,493	141
Peoples Bancorp, Inc.	800	26
Peoples Financial Corp.*	236	3
Peoples Financial Services Corp.	408	18
People’s United Financial, Inc.	1,584	28
Pinnacle Financial Partners, Inc.	11,848	744
Popular, Inc.	22,955	957
Preferred Bank	2,654	142
Premier Financial Bancorp, Inc.	2,035	42
Prosperity Bancshares, Inc.	16,654	1,070
Provident Financial Services, Inc.	15,524	394
Prudential Bancorp, Inc.	1,121	20
QCR Holdings, Inc.	7,629	362
Renasant Corp.	9,580	419
Republic Bancorp, Inc., Class A	1,812	65
Republic First Bancorp, Inc.*	25,501	236
S&T Bancorp, Inc.	9,368	336
Sandy Spring Bancorp, Inc.	8,185	333
Seacoast Banking Corp. of Florida*	858	21
ServisFirst Bancshares, Inc.	10,712	395
Severn Bancorp, Inc.*	1,392	10
Shore Bancshares, Inc.	691	11
SI Financial Group, Inc.	797	13
Sierra Bancorp	800	20
Simmons First National Corp., Class A	7,163	379
South State Corp.	6,583	564
Southern National Bancorp of Virginia, Inc.	669	12
Southside Bancshares, Inc.	7,879	275
Southwest Bancorp, Inc.	794	20
State Bank Financial Corp.	13,468	365
Sterling Bancorp	31,805	739
Stock Yards Bancorp, Inc.	8,897	346
Sun Bancorp, Inc.	295	7
TCF Financial Corp.	39,056	623
Texas Capital Bancshares, Inc.*	6,240	483
Tompkins Financial Corp.	4,370	344
Towne Bank	11,054	340
TriCo Bancshares	3,058	107

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Banking - 11.9% continued
TrustCo Bank Corp. NY	9,448	$73
Trustmark Corp.	16,049	516
UMB Financial Corp.	11,250	842
Umpqua Holdings Corp.	52,549	965
Union Bankshares Corp.	10,150	344
United Bancorp, Inc.	498	6
United Bankshares, Inc.	23,353	915
United Community Banks, Inc.	12,667	352
United Financial Bancorp, Inc.	6,556	109
Univest Corp. of Pennsylvania	2,973	89
Valley National Bancorp	52,493	620
Washington Federal, Inc.	22,548	749
Washington Trust Bancorp, Inc.	3,538	182
Waterstone Financial, Inc.	3,834	72
Webster Financial Corp.	21,537	1,125
WesBanco, Inc.	9,301	368
West Bancorporation, Inc.	2,908	69
Westamerica Bancorporation	6,133	344
Western New England Bancorp, Inc.	4,092	42
Wintrust Financial Corp.	6,510	498
WSFS Financial Corp.	11,340	514

		57,192

Biotechnology & Pharmaceuticals - 5.9%
ACADIA Pharmaceuticals, Inc.*	1,521	42
Aceto Corp.	17,869	276
Achillion Pharmaceuticals, Inc.*	2,084	10
Aclaris Therapeutics, Inc.*	5,918	160
Acorda Therapeutics, Inc.*	18,269	360
Adamas Pharmaceuticals, Inc.*	7,549	132
Adamis Pharmaceuticals Corp.*	3,260	17
Advaxis, Inc.*	4,787	31
Adverum Biotechnologies, Inc.*	262	1
Aerie Pharmaceuticals, Inc.*	10,101	531
Agenus, Inc.*	13,480	53
Agios Pharmaceuticals, Inc.*	9,243	476
Akorn, Inc.*	18,580	623
Albany Molecular Research, Inc.*	10,751	233
Alder Biopharmaceuticals, Inc.*	13,358	153
Aldeyra Therapeutics, Inc.*	480	2
AMAG Pharmaceuticals, Inc.*	19,649	362
Amicus Therapeutics, Inc.*	137	1
Amphastar Pharmaceuticals, Inc.*	13,570	242
ANI Pharmaceuticals, Inc.*	3,060	143
Anika Therapeutics, Inc.*	6,169	304
Aptevo Therapeutics, Inc.*	4,108	9
Aquinox Pharmaceuticals, Inc.*	17,447	245
Aralez Pharmaceuticals, Inc.*	5,944	8
Aratana Therapeutics, Inc.*	4,595	33
Ardelyx, Inc.*	8,162	42
Arena Pharmaceuticals, Inc.*	457	8
Array BioPharma, Inc.*	17,441	146
Assembly Biosciences, Inc.*	7,549	156
Asterias Biotherapeutics, Inc.*	258	1
Atara Biotherapeutics, Inc.*	5,858	82
Avexis, Inc.*	2,756	226
Bellicum Pharmaceuticals, Inc.*	9,541	111
BioCryst Pharmaceuticals, Inc.*	7,085	39
BioDelivery Sciences International, Inc.*	2,711	8
BioSpecifics Technologies Corp.*	4,542	225
Bluebird Bio, Inc.*	9,100	956
Blueprint Medicines Corp.*	3,571	181
Cambrex Corp.*	18,869	1,127
Cara Therapeutics, Inc.*	5,306	82
Celldex Therapeutics, Inc.*	6,681	16
Cellular Biomedicine Group, Inc.*	418	4
Chiasma, Inc.* (1)	281	—
Clovis Oncology, Inc.*	14,096	1,320
Coherus Biosciences, Inc.*	4,289	62
Collegium Pharmaceutical, Inc.*	11,837	148
Concert Pharmaceuticals, Inc.*	15,611	218
Curis, Inc.* (1)	68	—
Cytokinetics, Inc.*	20,098	243
Depomed, Inc.*	13,407	144
Dermira, Inc.*	6,741	196
Dicerna Pharmaceuticals, Inc.*	395	1
Eagle Pharmaceuticals, Inc.*	4,053	320
Egalet Corp.*	395	1
Emergent BioSolutions, Inc.*	10,617	360
Enanta Pharmaceuticals, Inc.*	7,754	279
Endo International PLC*	49,800	556
Epizyme, Inc.*	6,433	97
Esperion Therapeutics, Inc.*	10,305	477
FibroGen, Inc.*	6,945	224
Five Prime Therapeutics, Inc.*	6,740	203
Flexion Therapeutics, Inc.*	16,020	324
Geron Corp.*	1,382	4
Global Blood Therapeutics, Inc.*	6,327	173

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Biotechnology & Pharmaceuticals - 5.9% continued
Heron Therapeutics, Inc.*	1,337	$19
Heska Corp.*	5,551	567
Horizon Pharma PLC*	39,800	472
Immune Design Corp.*	427	4
ImmunoGen, Inc.*	1,107	8
Immunomedics, Inc.*	18,458	163
Impax Laboratories, Inc.*	20,504	330
Innoviva, Inc.*	21,223	272
Inovio Pharmaceuticals, Inc.*	20,841	163
Insmed, Inc.*	19,494	335
Intersect ENT,Inc.*	12,724	356
Intra-Cellular Therapies, Inc.*	619	8
Iovance Biotherapeutics, Inc.*	3,164	23
Juniper Pharmaceuticals, Inc.*	814	4
Juno Therapeutics, Inc.*	8,300	248
KemPharm, Inc.*	287	1
Keryx Biopharmaceuticals, Inc.*	122	1
La Jolla Pharmaceutical Co.*	12,549	374
Lannett Co., Inc.*	10,311	210
Lexicon Pharmaceuticals, Inc.*	15,884	261
Ligand Pharmaceuticals, Inc.*	10,197	1,238
Lipocine, Inc.* (1)	100	—
Loxo Oncology, Inc.*	7,856	630
MacroGenics, Inc.*	15,060	264
Medicines (The) Co.*	11,332	431
Merrimack Pharmaceuticals, Inc.	845	1
Minerva Neurosciences, Inc.*	11,222	99
Mirati Therapeutics, Inc.*	262	1
Momenta Pharmaceuticals, Inc.*	12,129	205
Natural Alternatives International, Inc.*	729	7
Nature’s Sunshine Products, Inc.	7,144	95
Nektar Therapeutics*	32,931	644
Neurocrine Biosciences, Inc.*	17,371	799
Neuroderm Ltd.*	6,835	204
NewLink Genetics Corp.*	11,393	84
Novelion Therapeutics, Inc.*	1,055	10
Nutraceutical International Corp.	6,847	285
Ocular Therapeutix, Inc.*	395	4
Omega Protein Corp.	1,049	19
Omeros Corp.*	16,890	336
OncoMed Pharmaceuticals, Inc.*	9,574	32
Osiris Therapeutics, Inc.*	2,778	18
Otonomy, Inc.*	8,028	151
Pacira Pharmaceuticals, Inc.*	6,339	302
Paratek Pharmaceuticals, Inc.*	12,963	312
PDL BioPharma, Inc.*	1,642	4
Pfenex, Inc.*	2,348	9
Phibro Animal Health Corp., Class A	10,305	382
Prestige Brands Holdings, Inc.*	13,212	698
Progenics Pharmaceuticals, Inc.*	2,300	16
ProQR Therapeutics N.V.*	154	1
Proteostasis Therapeutics, Inc.*	6,937	32
Prothena Corp. PLC*	1,535	83
PTC Therapeutics, Inc.*	11,363	208
Recro Pharma, Inc.*	2,148	15
Retrophin, Inc.*	7,840	152
Revance Therapeutics, Inc.*	12,245	323
Sangamo Therapeutics, Inc.*	22,192	195
Sarepta Therapeutics, Inc.*	3,697	125
SciClone Pharmaceuticals, Inc.*	19,230	212
Sorrento Therapeutics, Inc.*	20,852	42
Spark Therapeutics, Inc.*	2,350	140
Spectrum Pharmaceuticals, Inc.*	2,668	20
Stemline Therapeutics, Inc.*	277	3
Sucampo Pharmaceuticals, Inc., Class A*	11,658	122
Supernus Pharmaceuticals, Inc.*	6,733	290
TG Therapeutics, Inc.*	1,109	11
TherapeuticsMD, Inc.*	8,274	44
Theravance Biopharma, Inc.*	6,231	248
USANA Health Sciences, Inc.*	6,918	443
Vanda Pharmaceuticals, Inc.*	18,465	301
Versartis, Inc.*	16,936	296
Vital Therapies, Inc.*	560	2
WaVe Life Sciences Ltd.*	5,816	108
XBiotech, Inc.*	7,141	34
Xencor, Inc.*	9,499	201
ZIOPHARM Oncology, Inc.*	1,709	11
Zogenix, Inc.*	19,503	283

		28,251

Chemicals - 2.3%
A. Schulman, Inc.	10,141	324
American Vanguard Corp.	4,161	72
Balchem Corp.	8,336	648
Calgon Carbon Corp.	17,012	257
CSW Industrials, Inc.*	3,468	134
Ferro Corp.*	16,332	299
FutureFuel Corp.	14,079	212

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Chemicals - 2.3% continued
GCP Applied Technologies, Inc.*	16,300	$497
H.B. Fuller Co.	13,719	701
Hawkins, Inc.	5,910	274
Ingevity Corp.*	9,700	557
Innophos Holdings, Inc.	6,537	287
Innospec, Inc.	6,265	411
KMG Chemicals, Inc.	5,322	259
Koppers Holdings, Inc.*	11,807	427
Kraton Corp.*	8,863	305
Kronos Worldwide, Inc.	700	13
Landec Corp.*	3,060	45
LSB Industries, Inc.* (1)	19	—
Lydall, Inc.*	2,958	153
Materion Corp.	8,703	325
Minerals Technologies, Inc.	7,837	574
Oil-Dri Corp. of America	3,364	141
Olin Corp.	12,345	374
OMNOVA Solutions, Inc.*	1,808	18
Platform Specialty Products Corp.*	35,914	455
PolyOne Corp.	6,114	237
Quaker Chemical Corp.	4,440	645
Sensient Technologies Corp.	12,738	1,026
Stepan Co.	4,331	377
Synalloy Corp.*	100	1
Trinseo S.A.	2,348	161
WD-40 Co.	6,233	688

		10,897

Commercial Services - 2.9%
ABM Industries, Inc.	15,120	628
Advisory Board (The) Co.*	8,820	454
AMN Healthcare Services, Inc.*	11,775	460
ARC Document Solutions, Inc.*	2,698	11
Ascent Capital Group, Inc., Class A*	127	2
Barrett Business Services, Inc.	4,010	230
Brady Corp., Class A	12,903	437
Brink’s (The) Co.	14,428	967
CBIZ, Inc.*	20,426	306
CDI Corp.*	902	5
Cimpress N.V.*	8,147	770
Collectors Universe, Inc.	10,269	255
Computer Task Group, Inc.	1,325	7
CorVel Corp.*	7,373	350
CRA International, Inc.	9,921	360
Cross Country Healthcare, Inc.*	14,939	193
Deluxe Corp.	13,507	935
Ennis, Inc.	5,137	98
Franklin Covey Co.*	1,057	20
FTI Consulting, Inc.*	11,280	394
GP Strategies Corp.*	8,860	234
Hackett Group (The), Inc.	10,752	167
Healthcare Services Group, Inc.	19,258	902
HMS Holdings Corp.*	21,045	389
Huron Consulting Group, Inc.*	5,347	231
Information Services Group, Inc.*	10,669	44
Innodata, Inc.*	1,821	3
Intersections, Inc.* (1)	38	—
Kelly Services, Inc., Class A	5,412	122
Kforce, Inc.	12,652	248
Korn/Ferry International	13,721	474
LSC Communications, Inc.	888	19
National Research Corp., Class A	7,491	202
Navigant Consulting, Inc.*	14,697	290
On Assignment, Inc.*	13,993	758
Quad/Graphics, Inc.	5,306	122
R.R. Donnelley & Sons Co.	2,268	28
Resources Connection, Inc.	8,470	116
RPX Corp.*	11,222	157
Sotheby’s*	14,559	781
SP Plus Corp.*	4,877	149
TriNet Group, Inc.*	4,898	160
TrueBlue, Inc.*	10,661	283
UniFirst Corp.	4,074	573
Vectrus, Inc.*	7,856	254
Viad Corp.	4,911	232
Volt Information Sciences, Inc.*	2,757	11
Where Food Comes From, Inc.*	1,100	3

		13,834

Construction Materials - 1.0%
Advanced Drainage Systems, Inc.	9,081	183
Apogee Enterprises, Inc.	7,570	430
Boise Cascade Co.*	10,814	329
Continental Building Products, Inc.*	5,204	121
Deltic Timber Corp.	3,919	293
Louisiana-Pacific Corp.*	38,707	933
Patrick Industries, Inc.*	5,204	379
Ply Gem Holdings, Inc.*	7,958	143
Summit Materials, Inc., Class A*	17,120	494
Tecnoglass, Inc.	6,224	58

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Construction Materials - 1.0% continued
Trex Co., Inc.*	7,570	$512
United States Lime & Minerals, Inc.	4,175	328
Universal Forest Products, Inc.	5,368	469
US Concrete, Inc.*	3,468	272

		4,944

Consumer Products - 2.3%
Adecoagro S.A.*	25,185	252
Alico, Inc.	1,246	39
B&G Foods, Inc.	13,012	463
Boston Beer (The) Co., Inc., Class A*	1,899	251
Bridgford Foods Corp.*	366	5
Cal-Maine Foods, Inc.*	6,239	247
Central Garden & Pet Co.*	200	6
Central Garden & Pet Co., Class A*	4,202	126
Clearwater Paper Corp.*	3,453	162
Coca-Cola Bottling Co. Consolidated	1,681	385
Craft Brew Alliance, Inc.*	7,661	129
Darling Ingredients, Inc.*	28,213	444
Dean Foods Co.	16,345	278
Farmer Brothers Co.*	7,053	213
Fresh Del Monte Produce, Inc.	6,937	353
Helen of Troy Ltd.*	7,474	703
HRG Group, Inc.	13,202	234
Inter Parfums, Inc.	5,219	191
J&J Snack Foods Corp.	4,296	567
John B. Sanfilippo & Son, Inc.	2,450	155
Lancaster Colony Corp.	4,115	505
Lifeway Foods, Inc.*	296	3
National Beverage Corp.	16,369	1,532
Nomad Foods Ltd.*	39,400	556
Nu Skin Enterprises, Inc., Class A	11,000	691
Orchids Paper Products Co.	496	6
Revlon, Inc., Class A*	496	12
Sanderson Farms, Inc.	6,203	717
Seaboard Corp.	76	304
Seneca Foods Corp., Class A*	302	9
Snyder’s-Lance, Inc.	14,525	503
Tejon Ranch Co.*	2,998	62
Tootsie Roll Industries, Inc.	12,578	438
United-Guardian, Inc.	502	8
Universal Corp.	3,832	248
Vector Group Ltd.	18,665	398

		11,195

Consumer Services - 1.0%
Aaron’s, Inc.	17,029	662
Adtalem Global Education, Inc.	16,707	634
American Public Education, Inc.*	5,825	138
Bridgepoint Education, Inc.*	399	6
Bright Horizons Family Solutions, Inc.*	5,408	417
Capella Education Co.	3,373	289
Grand Canyon Education, Inc.*	12,213	958
K12, Inc.*	9,153	164
Matthews International Corp., Class A	8,901	545
Medifast, Inc.	496	21
Nutrisystem, Inc.	10,101	526
Regis Corp.*	9,731	100
Rent-A-Center, Inc.	551	6
Strayer Education, Inc.	4,080	380

		4,846

Containers & Packaging - 0.3%
Greif, Inc., Class A	8,266	461
KapStone Paper and Packaging Corp.	23,184	478
Multi-Color Corp.	3,343	273
Myers Industries, Inc.	3,737	67
Tredegar Corp.	13,705	209
UFP Technologies, Inc.*	5,408	153

		1,641

Design, Manufacturing & Distribution - 0.8%
Benchmark Electronics, Inc.*	12,248	396
CTS Corp.	7,354	159
Fabrinet*	8,774	374
Plexus Corp.*	8,218	432
Sanmina Corp.*	19,446	741
SYNNEX Corp.	7,127	855
Tech Data Corp.*	9,071	916
Transcat, Inc.*	83	1

		3,874

Distributors - Consumer Staples - 0.3%
Andersons (The), Inc.	4,534	155
Calavo Growers, Inc.	3,985	275
Core-Mark Holding Co., Inc.	11,959	395
Performance Food Group Co.*	15,100	414
United Natural Foods, Inc.*	10,419	383

		1,622

Distributors - Discretionary - 0.5%
ePlus, Inc.*	8,412	623

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Distributors - Discretionary - 0.5% continued
Essendant, Inc.	10,703	$159
FTD Cos., Inc.*	8,137	163
G-III Apparel Group Ltd.*	8,774	219
Insight Enterprises, Inc.*	11,802	472
PC Connection, Inc.	8,862	240
PCM, Inc.*	1,077	20
ScanSource, Inc.*	8,177	329
Veritiv Corp.*	2,958	133
Wayside Technology Group, Inc.	6,140	119

		2,477

Electrical Equipment - 1.8%
AAON, Inc.	24,184	891
Argan, Inc.	4,329	260
Babcock & Wilcox Enterprises, Inc.*	14,588	172
Badger Meter, Inc.	10,326	411
Bel Fuse, Inc., Class B	11,025	272
Belden, Inc.	10,288	776
Chase Corp.	465	50
CompX International, Inc.(1)	1	—
CyberOptics Corp.*	2,446	51
ESCO Technologies, Inc.	7,101	424
Espey Manufacturing & Electronics Corp.	7,382	165
FARO Technologies, Inc.*	4,934	186
Generac Holdings, Inc.*	18,679	675
General Cable Corp.	9,285	152
Houston Wire & Cable Co.	1,963	10
Itron, Inc.*	11,153	756
Kimball Electronics, Inc.*	2,702	49
Landauer, Inc.	5,102	267
Littelfuse, Inc.	5,605	925
LSI Industries, Inc.	447	4
Mesa Laboratories, Inc.	1,817	260
NL Industries, Inc.*	1,344	9
Novanta, Inc.*	13,669	492
OSI Systems, Inc.*	7,060	531
Powell Industries, Inc.	5,984	191
Preformed Line Products Co.	2,103	98
Stoneridge, Inc.*	1,087	17
Watts Water Technologies, Inc., Class A	7,695	486

		8,580

Engineering & Construction Services - 1.5%
Comfort Systems USA, Inc.	7,476	277
Dycom Industries, Inc.*	9,171	821
EMCOR Group, Inc.	16,963	1,109
EnerNOC, Inc.*	833	7
ENGlobal Corp.*	159,800	208
Exponent, Inc.	15,047	877
Granite Construction, Inc.	10,684	515
Great Lakes Dredge & Dock Corp.*	4,140	18
IES Holdings, Inc.*	1,454	26
Installed Building Products, Inc.*	6,835	362
Kratos Defense & Security Solutions, Inc.*	382	5
MasTec, Inc.*	17,928	810
Mistras Group, Inc.*	5,612	123
MYR Group, Inc.*	7,305	227
NV5 Global, Inc.*	4,183	178
Orion Group Holdings, Inc.* (1)	17	—
Primoris Services Corp.	7,754	193
Team, Inc.*	9,294	218
TopBuild Corp.*	10,101	536
Tutor Perini Corp.*	10,101	290
VSE Corp.	6,436	290
Willbros Group, Inc.*	4,999	12

		7,102

Forest & Paper Products - 0.4%
Domtar Corp.	12,678	487
Mercer International, Inc.	9,999	115
Neenah Paper, Inc.	6,792	545
P.H. Glatfelter Co.	9,776	191
Resolute Forest Products, Inc.*	22,838	100
Schweitzer-Mauduit International, Inc.	9,957	371

		1,809

Gaming, Lodging & Restaurants - 2.9%
Belmond Ltd., Class A*	25,542	340
Biglari Holdings, Inc.*	557	223
BJ’s Restaurants, Inc.*	5,761	215
Bloomin’ Brands, Inc.	30,608	650
Bob Evans Farms, Inc.	4,686	337
Bojangles’, Inc.*	10,305	167
Boyd Gaming Corp.	20,923	519
Brinker International, Inc.	1,599	61
Buffalo Wild Wings, Inc.*	4,949	627
Carrols Restaurant Group, Inc.*	10,957	134
Cheesecake Factory (The), Inc.	12,831	645

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Gaming, Lodging & Restaurants - 2.9% continued
Choice Hotels International, Inc.	2,935	$189
Churchill Downs, Inc.	3,422	627
Chuy’s Holdings, Inc.*	5,918	138
Cracker Barrel Old Country Store, Inc.	4,959	829
Dave & Buster’s Entertainment, Inc.*	6,429	428
Denny’s Corp.*	24,060	283
DineEquity, Inc.	4,401	194
El Pollo Loco Holdings, Inc.*	115	2
Eldorado Resorts, Inc.*	8,543	171
Famous Dave’s of America, Inc.* (1)	144	—
Fiesta Restaurant Group, Inc.*	6,229	129
Flanigan’s Enterprises, Inc.	3,154	91
Golden Entertainment, Inc.*	1,631	34
ILG, Inc.	7,206	198
Jack in the Box, Inc.	14,662	1,444
Kona Grill, Inc.*	5,270	19
La Quinta Holdings, Inc.*	24,590	363
Luby’s, Inc.*	1,382	4
Marriott Vacations Worldwide Corp.	6,164	726
Monarch Casino & Resort, Inc.*	921	28
Nathan’s Famous, Inc.*	1,632	103
Papa John’s International, Inc.	13,818	992
Penn National Gaming, Inc.*	11,222	240
Pinnacle Entertainment, Inc.*	12,964	256
Red Lion Hotels Corp.*	1,215	9
Red Robin Gourmet Burgers, Inc.*	6,429	419
Ruby Tuesday, Inc.*	500	1
Ruth’s Hospitality Group, Inc.	9,938	216
Scientific Games Corp., Class A*	9,078	237
Shake Shack, Inc., Class A*	246	9
Sonic Corp.	12,493	331
Texas Roadhouse, Inc.	18,330	934
Wendy’s (The) Co.	37,514	582
Zoe’s Kitchen, Inc.*	5,104	61

		14,205

Hardware - 2.4%
3D Systems Corp.*	17,038	319
ADTRAN, Inc.	10,009	207
AVX Corp.	11,324	185
Brocade Communications Systems, Inc.	10,076	127
CalAmp Corp.*	8,978	182
Ciena Corp.*	30,612	766
Clearfield, Inc.*	4,895	65
Communications Systems, Inc.	134	1
Comtech Telecommunications Corp.	3,541	67
Cray, Inc.*	4,202	77
Daktronics, Inc.	10,826	104
Diebold Nixdorf, Inc.	16,019	448
Digimarc Corp.*	4,025	162
Eastman Kodak Co.*	13,672	124
Electronics For Imaging, Inc.*	10,244	485
Extreme Networks, Inc.*	5,837	54
Finisar Corp.*	25,789	670
Gigamon, Inc.*	6,835	269
GoPro, Inc., Class A*	22,165	180
Harmonic, Inc.*	7,612	40
Immersion Corp.*	8,477	77
Infinera Corp.*	21,161	226
InterDigital, Inc.	8,961	693
Knowles Corp.*	21,530	364
Kopin Corp.*	7,355	27
KVH Industries, Inc.*	6,522	62
Lumentum Holdings, Inc.*	11,530	658
Mercury Systems, Inc.*	9,183	386
Methode Electronics, Inc.	7,840	323
MRV Communications, Inc.*	285	3
NETGEAR, Inc.*	8,025	346
NetScout Systems, Inc.*	22,829	785
Numerex Corp., Class A*	1,677	8
PAR Technology Corp.*	3,828	33
PC-Tel, Inc.	1,366	10
Plantronics, Inc.	7,544	395
RELM Wireless Corp.	1,835	7
Sonus Networks, Inc.*	478	4
Stratasys Ltd.*	5,955	139
Super Micro Computer, Inc.*	9,544	235
TransAct Technologies, Inc.	376	3
TTM Technologies, Inc.*	2,151	37
Ubiquiti Networks, Inc.*	5,275	274
Universal Electronics, Inc.*	4,154	278
UTStarcom Holdings Corp.* (1)	1	—
VeriFone Systems, Inc.*	307	6
ViaSat, Inc.*	10,622	703
Viavi Solutions, Inc.*	57,954	610
Vishay Precision Group, Inc.*	7,525	130
Vocera Communications, Inc.*	16,122	426
VOXX International Corp.*	1,569	13

		11,793

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Health Care Facilities & Services - 3.3%
Addus HomeCare Corp.*	6,432	$239
Alliance HealthCare Services, Inc.*	6,730	90
Almost Family, Inc.*	4,928	304
Amedisys, Inc.*	10,339	649
American Renal Associates Holdings, Inc.*	10,400	193
BioScrip, Inc.*	399	1
Brookdale Senior Living, Inc.*	41,200	606
Capital Senior Living Corp.*	7,854	120
Charles River Laboratories International, Inc.*	9,590	970
Chemed Corp.	7,098	1,452
Civitas Solutions, Inc.*	20,699	362
Community Health Systems, Inc.*	21,000	209
Digirad Corp.	2,007	8
Diplomat Pharmacy, Inc.*	10,300	153
Ensign Group (The), Inc.	13,972	304
Genesis Healthcare, Inc.*	12,716	22
Hanger, Inc.*	1,281	15
HealthEquity, Inc.*	9,029	450
HealthSouth Corp.	22,902	1,109
INC Research Holdings, Inc., Class A*	10,175	595
Independence Holding Co.	925	19
Kindred Healthcare, Inc.	1,096	13
LHC Group, Inc.*	3,255	221
LifePoint Health, Inc.*	5,776	388
Magellan Health, Inc.*	7,108	518
MedCath Corp.* (2)	7,953	—
Molina Healthcare, Inc.*	9,835	680
National HealthCare Corp.	3,438	241
NeoGenomics, Inc.*	24,488	220
Owens & Minor, Inc.	15,692	505
PAREXEL International Corp.*	13,754	1,195
PharMerica Corp.*	11,875	312
PRA Health Sciences, Inc.*	5,306	398
Premier, Inc., Class A*	11,400	410
Providence Service (The) Corp.*	5,421	274
Psychemedics Corp.	8,500	212
Select Medical Holdings Corp.*	26,217	403
Teladoc, Inc.*	13,366	464
Tenet Healthcare Corp.*	17,635	341
Tivity Health, Inc.*	15,040	599
Triple-S Management Corp., Class B*	19,602	332
U.S. Physical Therapy, Inc.	6,594	398

		15,994

Home & Office Products - 1.9%
ACCO Brands Corp.*	29,784	347
American Woodmark Corp.*	3,852	368
AV Homes, Inc.*	4,574	92
Beazer Homes USA, Inc.*	3,333	46
CalAtlantic Group, Inc.	15,141	535
Cavco Industries, Inc.*	2,793	362
Century Communities, Inc.*	10,305	256
CSS Industries, Inc.	8,351	218
Flexsteel Industries, Inc.	5,444	295
Griffon Corp.	7,299	160
Herman Miller, Inc.	16,043	488
HNI Corp.	11,914	475
Hooker Furniture Corp.	5,456	224
Hovnanian Enterprises, Inc., Class A*	203	1
Interface, Inc.	17,868	351
iRobot Corp.*	7,816	658
KB Home	22,486	539
Kimball International, Inc., Class B	3,771	63
Knoll, Inc.	13,176	264
LGI Homes, Inc.*	3,775	152
Libbey, Inc.	7,020	57
Lifetime Brands, Inc.	5,879	107
M/I Homes, Inc.*	5,586	159
Masonite International Corp.*	8,162	616
MDC Holdings, Inc.	12,802	452
Meritage Homes Corp.*	10,362	437
NACCO Industries, Inc., Class A	1,522	108
Nobility Homes, Inc.	876	14
PGT Innovations, Inc.*	612	8
Quanex Building Products Corp.	10,272	217
St. Joe (The) Co.*	13,500	253
Steelcase, Inc., Class A	18,456	258
Taylor Morrison Home Corp., Class A*	6,937	167
Virco Manufacturing Corp.*	1,776	9
William Lyon Homes, Class A*	9,183	222

		8,978

Industrial Services - 0.5%
Applied Industrial Technologies, Inc.	10,959	647
CAI International, Inc.*	2,308	54

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Industrial Services - 0.5% continued
DXP Enterprises, Inc.*	1,970	$68
H&E Equipment Services, Inc.	3,555	73
Kaman Corp.	7,379	368
McGrath RentCorp	8,409	291
Neff Corp., Class A*	11,018	209
Systemax, Inc.	7,261	137
Textainer Group Holdings Ltd.* (1)	17	—
Titan Machinery, Inc.*	800	14
Triton International Ltd.	3,109	104
Wesco Aircraft Holdings, Inc.*	16,732	182
WESCO International, Inc.*	1,632	94

		2,241

Institutional Financial Services - 0.6%
BGC Partners, Inc., Class A	30,970	391
Cowen, Inc.*	2,347	38
Evercore Partners, Inc., Class A	8,150	575
Greenhill & Co., Inc.	3,373	68
INTL. FCStone, Inc.*	4,332	164
Investment Technology Group, Inc.	10,176	216
Moelis & Co., Class A	2,552	99
Piper Jaffray Cos.	5,572	334
PJT Partners, Inc., Class A	4,895	197
Stifel Financial Corp.*	16,069	739

		2,821

Insurance - 2.8%
Ambac Financial Group, Inc.*	9,817	170
American Equity Investment Life Holding Co.	19,404	510
AMERISAFE, Inc.	3,727	212
Argo Group International Holdings Ltd.	9,099	551
Aspen Insurance Holdings Ltd.	2,156	108
Atlantic American Corp.	7,201	27
Baldwin & Lyons, Inc., Class B	3,423	84
Citizens, Inc.*	6,303	47
CNO Financial Group, Inc.	70,115	1,464
Crawford & Co., Class B	16,357	152
Donegal Group, Inc., Class A	1,673	27
eHealth, Inc.*	6,132	115
EMC Insurance Group, Inc.	8,674	241
Employers Holdings, Inc.	6,774	287
Enstar Group Ltd.*	2,154	428
FBL Financial Group, Inc., Class A	4,818	296
First Acceptance Corp.*	2,414	3
GAINSCO, Inc.	714	11
Genworth Financial, Inc., Class A*	118,353	446
Global Indemnity Ltd.*	501	19
Greenlight Capital Re Ltd., Class A*	9,858	206
Hallmark Financial Services, Inc.*	11,214	126
Hanover Insurance Group (The), Inc.	10,116	897
Horace Mann Educators Corp.	8,185	309
Infinity Property & Casualty Corp.	2,646	249
James River Group Holdings Ltd.	3,264	130
Kansas City Life Insurance Co.	2,015	100
Kemper Corp.	10,049	388
Maiden Holdings Ltd.	20,641	229
MBIA, Inc.*	35,608	336
Mercury General Corp.	3,263	176
National General Holdings Corp.	11,734	248
National Western Life Group, Inc., Class A	1,137	363
Navigators Group (The), Inc.	6,090	334
OneBeacon Insurance Group Ltd., Class A	14,240	260
Primerica, Inc.	11,484	870
Radian Group, Inc.	43,191	706
RLI Corp.	12,032	657
Safety Insurance Group, Inc.	4,470	305
Selective Insurance Group, Inc.	13,570	679
State Auto Financial Corp.	5,204	134
Third Point Reinsurance Ltd.*	22,650	315
Unico American Corp.*	114	1
United Fire Group, Inc.	5,026	221
Universal Insurance Holdings, Inc.	8,807	222

		13,659

Iron & Steel - 0.8%
AK Steel Holding Corp.*	45,963	302
Allegheny Technologies, Inc.	29,791	507
Carpenter Technology Corp.	12,753	477
Cliffs Natural Resources, Inc.*	49,075	339
Commercial Metals Co.	31,480	611
Haynes International, Inc.	6,306	229
Northwest Pipe Co.*	15,619	254
Olympic Steel, Inc.	772	15
Ryerson Holding Corp.*	7,651	76
Shiloh Industries, Inc.*	12,664	149
TimkenSteel Corp.*	5,005	77

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Iron & Steel - 0.8% continued
Universal Stainless & Alloy Products, Inc.*	1,435	$28
Worthington Industries, Inc.	19,648	987

		4,051

Leisure Products - 0.5%
Callaway Golf Co.	22,685	290
Johnson Outdoors, Inc., Class A	8,453	407
LCI Industries	9,030	925
Malibu Boats, Inc., Class A*	1,939	50
Marine Products Corp.	2,425	38
Nautilus, Inc.*	7,175	137
Vista Outdoor, Inc.*	9,897	223
Winnebago Industries, Inc.	11,514	403

		2,473

Machinery - 2.5%
Actuant Corp., Class A	15,276	376
Alamo Group, Inc.	2,995	272
Altra Industrial Motion Corp.	6,913	275
Astec Industries, Inc.	5,482	304
Briggs & Stratton Corp.	12,240	295
CIRCOR International, Inc.	4,896	291
ClearSign Combustion Corp.*	483	2
Columbus McKinnon Corp.	13,191	335
Curtiss-Wright Corp.	11,940	1,096
CVD Equipment Corp.*	1,710	19
Douglas Dynamics, Inc.	4,895	161
Federal Signal Corp.	13,977	243
Franklin Electric Co., Inc.	12,874	533
Gorman-Rupp (The) Co.	11,465	292
Graham Corp.	2,530	50
Hardinge, Inc.	8,168	101
Hillenbrand, Inc.	17,052	616
Hollysys Automation Technologies Ltd.	14,649	243
Hurco Cos., Inc.	1,222	42
Hyster-Yale Materials Handling, Inc.	2,522	177
John Bean Technologies Corp.	7,897	774
Kadant, Inc.	3,263	245
Kennametal, Inc.	21,325	798
Key Technology, Inc.*	4,653	64
Lindsay Corp.	2,595	232
Manitowoc (The) Co., Inc.*	40,097	241
MSA Safety, Inc.	6,856	556
MTS Systems Corp.	4,589	238
Mueller Water Products, Inc., Class A	43,485	508
Raven Industries, Inc.	11,630	387
Rexnord Corp.*	27,521	640
Standex International Corp.	6,671	605
Sun Hydraulics Corp.	8,031	343
Taylor Devices, Inc.*	1,645	22
Tennant Co.	5,177	382
Titan International, Inc.	1,105	13
Twin Disc, Inc.*	659	11
Welbilt, Inc.*	4,467	84

		11,866

Manufactured Goods - 1.3%
Aegion Corp.*	14,908	326
AZZ, Inc.	5,571	311
Barnes Group, Inc.	11,964	700
Chart Industries, Inc.*	11,216	390
Core Molding Technologies, Inc.*	4,285	93
Eastern (The) Co.	3,744	112
EnPro Industries, Inc.	4,253	304
Gibraltar Industries, Inc.*	8,615	307
Global Brass & Copper Holdings, Inc.	4,183	128
Handy & Harman Ltd.*	2,249	71
Insteel Industries, Inc.	6,754	223
LB Foster Co., Class A	1,534	33
Mueller Industries, Inc.	15,316	466
NCI Building Systems, Inc.*	5,410	90
Omega Flex, Inc.	2,743	177
Park-Ohio Holdings Corp.	3,877	148
Proto Labs, Inc.*	6,208	417
RBC Bearings, Inc.*	6,300	641
Rogers Corp.*	3,582	389
Simpson Manufacturing Co., Inc.	11,441	500
TriMas Corp.*	13,351	278

		6,104

Media - 2.7%
Autobytel, Inc.*	9,057	114
Bankrate, Inc.*	8,876	114
Blucora, Inc.*	10,130	215
Daily Journal Corp.*	429	88
Entercom Communications Corp., Class A	6,251	65
Eros International PLC*	4,391	50
EW Scripps (The) Co., Class A*	7,754	138

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Media - 2.7% continued
Gannett Co., Inc.	29,689	$259
Global Sources Ltd.*	13,745	275
GoDaddy, Inc., Class A*	2,500	106
Gray Television, Inc.*	13,672	187
Groupon, Inc.*	88,357	339
GrubHub, Inc.*	18,671	814
HealthStream, Inc.*	11,392	300
Houghton Mifflin Harcourt Co.*	12,443	153
IMAX Corp.*	15,713	346
Liberty Expedia Holdings, Inc., Class A*	11,800	637
Liberty TripAdvisor Holdings, Inc., Class A*	9,890	115
Marchex, Inc., Class B*	179	1
MDC Partners, Inc., Class A	500	5
Meredith Corp.	9,627	572
MSG Networks, Inc., Class A*	17,651	396
National CineMedia, Inc.	18,161	135
New Media Investment Group, Inc.	13,940	188
New York Times (The) Co., Class A	28,677	508
Nexstar Media Group, Inc., Class A	8,848	529
Quotient Technology, Inc.*	8,774	101
Reis, Inc.	6,013	128
Rubicon Project (The), Inc.*	8,422	43
Saga Communications, Inc., Class A	3,292	151
Scholastic Corp.	3,800	166
Shutterfly, Inc.*	6,741	320
Shutterstock, Inc.*	4,372	193
Sinclair Broadcast Group, Inc., Class A	17,572	578
Stamps.com, Inc.*	8,354	1,294
Time, Inc.	28,671	411
TiVo Corp.	21,717	405
Travelzoo*	10,082	110
tronc, Inc.*	4,700	61
Tucows, Inc., Class A*	3,264	175
Web.com Group, Inc.*	13,270	336
WebMD Health Corp.*	8,649	507
Wix.com Ltd.*	4,183	291
World Wrestling Entertainment, Inc., Class A	7,657	156
XO Group, Inc.*	13,102	231
Yelp, Inc.*	16,093	483

		12,789

Medical Equipment & Devices - 4.5%
Abaxis, Inc.	6,139	325
Accelerate Diagnostics, Inc.*	2,452	67
Accuray, Inc.*	9,267	44
Analogic Corp.	3,058	222
AngioDynamics, Inc.*	9,969	162
AtriCure, Inc.*	13,794	334
Atrion Corp.	776	499
BioTelemetry, Inc.*	8,364	280
Bovie Medical Corp.*	9,879	24
Bruker Corp.	28,695	828
Cardiovascular Systems, Inc.*	12,789	412
Catalent, Inc.*	20,956	736
Cerus Corp.*	9,081	23
ConforMIS, Inc.*	279	1
CONMED Corp.	5,332	272
CryoLife, Inc.*	10,035	200
Cutera, Inc.*	11,881	308
Daxor Corp.	559	3
Endologix, Inc.*	13,273	65
Entellus Medical, Inc.*	6,429	106
Exact Sciences Corp.*	24,067	851
Exactech, Inc.*	7,363	219
Fluidigm Corp.*	11,841	48
FONAR Corp.*	6,835	190
Foundation Medicine, Inc.*	5,816	231
GenMark Diagnostics, Inc.*	30,905	366
Genomic Health, Inc.*	8,516	277
Glaukos Corp.*	7,549	313
Globus Medical, Inc., Class A*	17,210	571
Haemonetics Corp.*	13,497	533
Halyard Health, Inc.*	11,530	453
Harvard Bioscience, Inc.*	2,283	6
ICU Medical, Inc.*	3,133	540
Inogen, Inc.*	4,183	399
Insulet Corp.*	10,886	559
Integer Holdings Corp.*	5,139	222
Integra LifeSciences Holdings Corp.*	14,314	780
Invacare Corp.	7,654	101
iRhythm Technologies, Inc.*	4,900	208
IRIDEX Corp.*	100	1
K2M Group Holdings, Inc.*	13,978	340
LeMaitre Vascular, Inc.	13,508	422
LivaNova PLC*	10,444	639
Luminex Corp.	12,122	256

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Medical Equipment & Devices - 4.5% continued
Masimo Corp.*	12,542	$1,144
Meridian Bioscience, Inc.	8,829	139
Merit Medical Systems, Inc.*	14,591	557
MiMedx Group, Inc.*	27,548	412
Misonix, Inc.*	6,664	64
Myriad Genetics, Inc.*	8,800	227
NanoString Technologies, Inc.*	13,774	228
Natus Medical, Inc.*	10,636	397
Neogen Corp.*	9,288	642
NuVasive, Inc.*	12,027	925
Nuvectra Corp.*	1,747	23
NxStage Medical, Inc.*	11,038	277
OraSure Technologies, Inc.*	13,630	235
Orthofix International N.V.*	4,924	229
Oxford Immunotec Global PLC*	12,400	209
Pacific Biosciences of California, Inc.*	1,636	6
Penumbra, Inc.*	6,499	570
Quidel Corp.*	6,755	183
Repligen Corp.*	9,974	413
Rockwell Medical, Inc.*	1,212	10
RTI Surgical, Inc.*	4,148	24
SeaSpine Holdings Corp.*	846	10
Sparton Corp.*	863	19
Spectranetics (The) Corp.*	12,286	472
Surmodics, Inc.*	5,925	167
T2 Biosystems, Inc.*	289	1
Utah Medical Products, Inc.	2,467	179
Wright Medical Group N.V.*	25,394	698

		21,896

Metals & Mining - 0.6%
A-Mark Precious Metals, Inc.	6,835	112
Century Aluminum Co.*	18,161	283
Coeur Mining, Inc.*	35,137	301
Encore Wire Corp.	6,083	260
Ferroglobe PLC	9,616	115
Ferroglobe Representation & Warranty Insurance Trust* (2)	9,916	—
Harsco Corp.*	13,553	218
Hecla Mining Co.	90,554	462
Kaiser Aluminum Corp.	3,795	336
McEwen Mining, Inc.	81,316	214
US Silica Holdings, Inc.	12,143	431

		2,732

Oil, Gas & Coal - 3.0%
Adams Resources & Energy, Inc.	5,247	216
Alon USA Energy, Inc.	6,294	84
Arch Coal, Inc., Class A	2,900	198
Archrock, Inc.	7,810	89
Atwood Oceanics, Inc.*	9,744	79
Bristow Group, Inc.	6,628	51
California Resources Corp.*	263	2
Callon Petroleum Co.*	6,892	73
CARBO Ceramics, Inc.*	154	1
Carrizo Oil & Gas, Inc.*	8,583	150
Clean Energy Fuels Corp.*	1,396	4
Cloud Peak Energy, Inc.*	8,288	29
Cobalt International Energy, Inc.* (1)	78	—
CONSOL Energy, Inc.*	44,895	671
Contango Oil & Gas Co.*	100	1
Dawson Geophysical Co.*	481	2
Delek US Holdings, Inc.	17,398	460
Denbury Resources, Inc.*	45,607	70
Dril-Quip, Inc.*	5,000	244
EnLink Midstream LLC	3,607	63
Ensco PLC, Class A	33,000	170
EP Energy Corp., Class A*	47,600	174
Era Group, Inc.*	416	4
Evolution Petroleum Corp.	7,887	64
Exterran Corp.*	3,904	104
Flotek Industries, Inc.*	14,835	133
Forum Energy Technologies, Inc.*	8,232	128
Geospace Technologies Corp.*	397	5
Gran Tierra Energy, Inc.*	333	1
Gulf Island Fabrication, Inc.	557	6
Gulfmark Offshore, Inc., Class A* (1)	300	—
Hallador Energy Co.	23,975	186
Helix Energy Solutions Group, Inc.*	25,473	144
Independence Contract Drilling, Inc.*	50,250	195
Isramco, Inc.*	1,670	191
Jones Energy, Inc., Class A*	113,300	181
Laredo Petroleum, Inc.*	19,896	209
Matador Resources Co.*	16,666	356
Matrix Service Co.*	4,606	43
McDermott International, Inc.*	64,529	463
MRC Global, Inc.*	27,854	460
Murphy USA, Inc.*	7,141	529
Nabors Industries Ltd.	47,400	386
Natural Gas Services Group, Inc.*	5,318	132

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Oil, Gas & Coal - 3.0% continued
Newpark Resources, Inc.*	15,027	$110
North Atlantic Drilling Ltd.*	85,400	114
NOW, Inc.*	28,977	466
Oasis Petroleum, Inc.*	32,991	266
Oceaneering International, Inc.	17,400	397
Oil States International, Inc.*	8,774	238
Panhandle Oil and Gas, Inc., Class A	15,540	359
Par Pacific Holdings, Inc.*	2,246	41
Patterson-UTI Energy, Inc.	14,690	297
PBF Energy, Inc., Class A	12,549	279
PDC Energy, Inc.*	7,491	323
Peabody Energy Corp.*	16,600	406
PHI, Inc. (Non Voting)*	3,556	35
PrimeEnergy Corp.*	1,272	59
Rice Energy, Inc.*	8,672	231
Ring Energy, Inc.*	5,408	70
Rowan Cos.PLC,Class A*	24,077	247
RSP Permian, Inc.*	11,951	386
SandRidge Energy, Inc.*	10,500	181
SEACOR Holdings, Inc.*	5,525	190
Seadrill Ltd.*	5,232	2
SemGroup Corp., Class A	5,181	140
SM Energy Co.	12,359	204
Southwestern Energy Co.*	86,400	525
SRC Energy, Inc.*	8,785	59
Tesco Corp.*	54,646	243
Thermon Group Holdings, Inc.*	9,647	185
Tidewater, Inc.* (1)	200	—
Ultra Petroleum Corp.*	33,200	360
Unit Corp.*	12,549	235
Westmoreland Coal Co.*	609	3
Whiting Petroleum Corp.*	33,100	182
World Fuel Services Corp.	16,457	633
WPX Energy, Inc.*	45,198	437

		14,654

Passenger Transportation - 0.3%
Allegiant Travel Co.	3,826	519
Hawaiian Holdings, Inc.*	10,707	502
SkyWest, Inc.	14,384	505

		1,526

Real Estate - 0.3%
Alexander & Baldwin, Inc.	11,538	478
Consolidated-Tomoka Land Co.	4,708	268
Forestar Group, Inc.*	7,292	125
FRP Holdings, Inc.*	1,601	74
Griffin Industrial Realty, Inc.	779	25
Gyrodyne LLC	794	16
Marcus & Millichap, Inc.*	1,837	48
RE/MAX Holdings, Inc., Class A	2,144	120
RMR Group (The), Inc., Class A	4,032	196
Stratus Properties, Inc.	114	3
Trinity Place Holdings, Inc.*	1,098	8

		1,361

Real Estate Investment Trusts - 7.9%
Acadia Realty Trust	20,883	581
AG Mortgage Investment Trust, Inc.	6,428	118
Agree Realty Corp.	5,170	237
Alexander’s, Inc.	1,255	529
Altisource Residential Corp.	5,510	71
American Assets Trust, Inc.	6,500	256
Anworth Mortgage Asset Corp.	18,876	113
Apollo Commercial Real Estate Finance, Inc.	20,903	388
Arbor Realty Trust, Inc.	17,144	143
Ares Commercial Real Estate Corp.	5,141	67
Armada Hoffler Properties, Inc.	5,879	76
ARMOUR Residential REIT, Inc.	5,740	144
Ashford Hospitality Prime, Inc.	4,227	44
Ashford Hospitality Trust, Inc.	17,933	109
Blackstone Mortgage Trust, Inc., Class A	8,698	275
Bluerock Residential Growth REIT, Inc.	5,408	70
Brandywine Realty Trust	43,205	757
BRT Apartments Corp.*	16,541	130
Capstead Mortgage Corp.	28,349	296
CareTrust REIT, Inc.	6,858	127
CatchMark Timber Trust, Inc., Class A	4,239	48
Cedar Realty Trust, Inc.	34,336	167
Chatham Lodging Trust	4,879	98
Cherry Hill Mortgage Investment Corp.	2,935	54
Chesapeake Lodging Trust	13,962	342
Colony NorthStar, Inc., Class A	39,038	550
Colony Starwood Homes	3,877	133
Community Healthcare Trust, Inc.	4,693	120
CorEnergy Infrastructure Trust, Inc.	1,427	48
CoreSite Realty Corp.	5,158	534
Corporate Office Properties Trust	16,931	593

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Real Estate Investment Trusts - 7.9% continued
Cousins Properties, Inc.	75,251	$661
CyrusOne, Inc.	11,404	636
CYS Investments, Inc.	24,794	209
DiamondRock Hospitality Co.	47,187	517
DuPont Fabros Technology, Inc.	20,501	1,254
Dynex Capital, Inc.	25,057	178
EastGroup Properties, Inc.	7,610	638
Education Realty Trust, Inc.	19,283	747
Ellington Residential Mortgage REIT	3,482	51
Empire State Realty Trust, Inc., Class A	14,693	305
Equity Commonwealth*	16,987	537
FelCor Lodging Trust, Inc.	15,358	111
First Industrial Realty Trust, Inc.	26,046	745
First Potomac Realty Trust	10,729	119
First Real Estate Investment Trust of New Jersey	205	4
Four Corners Property Trust, Inc.	14,080	354
Franklin Street Properties Corp.	14,182	157
GEO Group (The), Inc.	38,712	1,145
Getty Realty Corp.	14,496	364
Gladstone Commercial Corp.	7,810	170
Gladstone Land Corp.	9,387	110
Global Net Lease, Inc.	13,229	294
Gramercy Property Trust	22,599	671
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,450	216
Healthcare Realty Trust, Inc.	23,596	806
Hersha Hospitality Trust	5,788	107
Hudson Pacific Properties, Inc.	17,452	597
InfraREIT, Inc.	287	6
Invesco Mortgage Capital, Inc.	30,811	515
Investors Real Estate Trust	30,179	187
iStar, Inc.*	10,057	121
Kite Realty Group Trust	19,602	371
LaSalle Hotel Properties	26,550	791
Lexington Realty Trust	48,175	477
Life Storage, Inc.	7,950	589
LTC Properties, Inc.	8,800	452
Mack-Cali Realty Corp.	21,017	570
Medical Properties Trust, Inc.	54,919	707
Monmouth Real Estate Investment Corp.	20,859	314
Monogram Residential Trust, Inc.	39,178	380
MTGE Investment Corp.	10,305	194
National Health Investors, Inc.	8,835	700
New Residential Investment Corp.	54,004	840
New Senior Investment Group, Inc.	10,626	107
New York Mortgage Trust, Inc.	10,792	67
New York REIT, Inc.	38,159	330
One Liberty Properties, Inc.	9,981	234
Orchid Island Capital, Inc.	8,758	86
Parkway, Inc.	9,393	215
Pebblebrook Hotel Trust	16,854	543
Pennsylvania Real Estate Investment Trust	15,374	174
PennyMac Mortgage Investment Trust	6,280	115
Physicians Realty Trust	30,487	614
Potlatch Corp.	9,024	412
PS Business Parks, Inc.	3,543	469
QTS Realty Trust, Inc., Class A	6,559	343
RAIT Financial Trust	17,733	39
Ramco-Gershenson Properties Trust	18,530	239
Redwood Trust, Inc.	10,271	175
Resource Capital Corp.	410	4
Retail Opportunity Investments Corp.	23,370	448
Rexford Industrial Realty, Inc.	8,612	236
RLJ Lodging Trust	29,392	584
Ryman Hospitality Properties, Inc.	10,142	649
Sabra Health Care REIT, Inc.	15,245	367
Saul Centers, Inc.	2,509	145
Select Income REIT	11,126	267
Sotherly Hotels, Inc.	4,154	28
STAG Industrial, Inc.	15,224	420
STORE Capital Corp.	3,700	83
Summit Hotel Properties, Inc.	20,532	383
Sunstone Hotel Investors, Inc.	49,044	791
Sutherland Asset Management Corp.	1,025	15
Terreno Realty Corp.	10,030	338
Tier REIT, Inc.	5,612	104
UMH Properties, Inc.	17,764	303
Universal Health Realty Income Trust	3,445	274
Urban Edge Properties	20,915	496
Urstadt Biddle Properties, Inc., Class A	3,758	74
Washington Prime Group, Inc.	40,365	338
Washington Real Estate Investment Trust	15,957	509
Western Asset Mortgage Capital Corp.	6,970	72
Whitestone REIT	5,184	64

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Real Estate Investment Trusts - 7.9% continued
Winthrop Realty Trust*	9,142	$72
Xenia Hotels & Resorts, Inc.	26,221	508

		37,869

Recreational Facilities & Services - 0.3%
AMC Entertainment Holdings, Inc., Class A	6,236	142
Bowl America, Inc., Class A	492	7
ClubCorp Holdings, Inc.	4,387	57
Drive Shack, Inc.	8,347	26
International Speedway Corp., Class A	8,331	313
Marcus (The) Corp.	2,443	74
RCI Hospitality Holdings, Inc.	13,118	313
Reading International, Inc., Class A*	3,259	53
SeaWorld Entertainment, Inc.	17,855	290
Speedway Motorsports, Inc.	5,161	94
Town Sports International Holdings, Inc.*	2,721	13

		1,382

Renewable Energy - 0.6%
Advanced Energy Industries, Inc.*	9,911	641
Canadian Solar, Inc.*	7,376	118
EnerSys	11,967	867
Green Plains, Inc.	10,220	210
Pacific Ethanol, Inc.*	5,612	35
Renewable Energy Group, Inc.*	20,149	261
REX American Resources Corp.*	5,631	544
Silver Spring Networks, Inc.*	9,489	107
SolarEdge Technologies, Inc.*	5,945	119
SunPower Corp.*	5,600	52
Sunworks, Inc.*	26,935	47
Ultralife Corp.*	846	6

		3,007

Retail - Consumer Staples - 0.5%
Big Lots, Inc.	11,204	541
Five Below, Inc.*	14,384	710
Fred’s, Inc., Class A	6,374	59
Ingles Markets, Inc., Class A	9,264	308
PriceSmart, Inc.	3,324	291
SpartanNash Co.	12,513	325
SUPERVALU, Inc.*	8,758	29
Village Super Market, Inc., Class A	1,475	38
Weis Markets, Inc.	3,871	189

		2,490

Retail - Discretionary - 2.8%
1-800-Flowers.com, Inc., Class A*	3,801	37
Abercrombie & Fitch Co., Class A	8,561	107
American Eagle Outfitters, Inc.	47,340	570
America’s Car-Mart, Inc.*	2,486	97
Asbury Automotive Group, Inc.*	8,200	464
Ascena Retail Group, Inc.*	18,692	40
Barnes & Noble Education, Inc.*	4,328	46
Barnes & Noble, Inc.	14,384	109
Bassett Furniture Industries, Inc.	6,835	259
Beacon Roofing Supply, Inc.*	13,406	657
Big 5 Sporting Goods Corp.	708	9
BMC Stock Holdings, Inc.*	4,387	96
Buckle (The), Inc.	5,529	98
Build-A-Bear Workshop, Inc.*	3,991	42
Builders FirstSource, Inc.*	7,349	113
Caleres, Inc.	12,736	354
Cato (The) Corp., Class A	6,622	116
Chico’s FAS, Inc.	34,895	329
Children’s Place (The), Inc.	5,546	566
Christopher & Banks Corp.* (1)	51	—
Citi Trends, Inc.	2,958	63
Conn’s, Inc.*	2,350	45
Destination Maternity Corp.*	343	1
DSW, Inc., Class A	13,059	231
Ethan Allen Interiors, Inc.	5,451	176
Express, Inc.*	22,101	149
Finish Line (The), Inc., Class A	13,556	192
FirstCash, Inc.	14,658	855
Francesca’s Holdings Corp.*	6,835	75
Freshpet, Inc.*	12,143	202
Genesco, Inc.*	5,221	177
Group 1 Automotive, Inc.	6,110	387
Guess?, Inc.	16,122	206
Haverty Furniture Cos., Inc.	9,757	245
Hibbett Sports, Inc.*	5,053	105
HSN, Inc.	9,597	306
J.C. Penney Co., Inc.*	10,156	47
Kirkland’s, Inc.*	3,876	40
La-Z-Boy, Inc.	13,368	434
Liquidity Services, Inc.*	23,925	152
Lithia Motors, Inc., Class A	5,004	472
Lumber Liquidators Holdings, Inc.*	1,916	48
MarineMax, Inc.*	7,345	144
Monro Muffler Brake, Inc.	8,237	344

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Retail - Discretionary - 2.8% continued
New York & Co., Inc.*	817	$1
Office Depot, Inc.	111,100	627
Overstock.com, Inc.*	4,072	66
Penske Automotive Group, Inc.	9,731	427
PetMed Express, Inc.	11,758	477
Pier 1 Imports, Inc.	5,468	28
RH*	147	10
Rush Enterprises, Inc., Class A*	11,459	426
Sally Beauty Holdings, Inc.*	30,000	608
Select Comfort Corp.*	13,358	474
Shoe Carnival, Inc.	8,629	180
Sonic Automotive, Inc., Class A	7,907	154
Tailored Brands, Inc.	5,967	67
Tile Shop Holdings, Inc.	5,102	105
Tuesday Morning Corp.* (1)	147	—
Vera Bradley, Inc.*	13,672	134
Vitamin Shoppe, Inc.*	4,157	48
West Marine, Inc.	804	10
Winmark Corp.	1,450	187
Zumiez, Inc.*	11,403	141

		13,375

Semiconductors - 2.7%
Alpha & Omega Semiconductor Ltd.*	11,939	199
Ambarella, Inc.*	7,554	367
Amkor Technology, Inc.*	23,203	227
Brooks Automation, Inc.	20,080	436
Cabot Microelectronics Corp.	2,691	199
CEVA, Inc.*	5,306	241
Cirrus Logic, Inc.*	15,645	981
Cohu, Inc.	14,038	221
Diodes, Inc.*	11,901	286
DSP Group, Inc.*	2,466	29
Electro Scientific Industries, Inc.* (1)	48	—
Entegris, Inc.*	34,685	761
FormFactor, Inc.*	4,605	57
II-VI, Inc.*	11,301	388
Integrated Device Technology, Inc.*	33,651	868
IXYS Corp.*	10,183	167
Kulicke & Soffa Industries, Inc.*	21,547	410
Lattice Semiconductor Corp.*	36,072	240
MACOM Technology Solutions Holdings, Inc.*	3,060	171
MaxLinear, Inc.*	13,672	381
MKS Instruments, Inc.	13,288	894
Monolithic Power Systems, Inc.	9,761	941
Nanometrics, Inc.*	7,227	183
NVE Corp.	3,180	245
Park Electrochemical Corp.	4,881	90
Photronics, Inc.*	11,574	109
Power Integrations, Inc.	7,374	538
Rambus, Inc.*	28,604	327
Rudolph Technologies, Inc.*	8,770	200
Semtech Corp.*	16,477	589
Silicon Laboratories, Inc.*	8,830	603
Synaptics, Inc.*	8,088	418
Veeco Instruments, Inc.*	14,506	404
Vishay Intertechnology, Inc.	33,594	558
Xcerra Corp.*	15,872	155
Xperi Corp.	13,033	388

		13,271

Software - 4.3%
2U, Inc.*	2,452	115
ACI Worldwide, Inc.*	29,421	658
Actua Corp.*	9,328	131
Acxiom Corp.*	19,322	502
Agilysys, Inc.*	9,027	91
Allscripts Healthcare Solutions, Inc.*	25,304	323
American Software, Inc., Class A	15,053	155
Appfolio, Inc., Class A*	7,549	246
Aspen Technology, Inc.*	21,213	1,172
Avid Technology, Inc.*	537	3
Aware, Inc.*	683	4
Barracuda Networks, Inc.*	9,795	226
Blackbaud, Inc.	11,580	993
BroadSoft, Inc.*	7,242	312
Callidus Software, Inc.*	7,408	179
ChannelAdvisor Corp.*	7,958	92
CommVault Systems, Inc.*	11,290	637
Computer Programs & Systems, Inc.	7,337	241
Concurrent Computer Corp.	13,323	90
Cornerstone OnDemand, Inc.*	13,415	480
CyberArk Software Ltd.*	8,164	408
Datawatch Corp.*	800	7
Digi International, Inc.*	9,694	98
Donnelley Financial Solutions, Inc.*	888	20
Ebix, Inc.	7,447	401
Envestnet, Inc.*	9,539	378
Evolent Health, Inc., Class A*	6,639	168

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Software - 4.3% continued
Exa Corp.*	10,014	$138
FireEye, Inc.*	40,500	616
Guidance Software, Inc.*	5,306	35
Hortonworks, Inc.*	287	4
HubSpot, Inc.*	7,700	506
Imperva, Inc.*	7,958	381
InnerWorkings, Inc.*	1,224	14
iPass, Inc.*	1,702	2
j2 Global, Inc.	11,938	1,016
KeyW Holding (The) Corp.*	12,041	113
LivePerson, Inc.*	6,518	72
LogMeIn, Inc.	4,933	516
Manhattan Associates, Inc.*	21,593	1,038
MicroStrategy, Inc., Class A*	2,327	446
MINDBODY, Inc., Class A*	7,958	216
Monotype Imaging Holdings, Inc.	9,895	181
Omnicell, Inc.*	9,416	406
Park City Group, Inc.*	1,633	20
Paycom Software, Inc.*	7,856	537
Paylocity Holding Corp.*	4,898	221
PDF Solutions, Inc.*	13,065	215
pdvWireless, Inc.*	5,306	124
Pegasystems, Inc.	14,036	819
Progress Software Corp.	9,452	292
Proofpoint, Inc.*	9,795	851
PROS Holdings, Inc.*	11,741	322
Q2 Holdings, Inc.*	1,172	43
QAD, Inc., Class B	701	19
Quality Systems, Inc.*	5,800	100
Qualys, Inc.*	8,368	341
Rapid7, Inc.*	8,774	148
RealPage, Inc.*	13,116	472
Rosetta Stone, Inc.*	9,795	106
Seachange International, Inc.* (1)	100	—
Simulations Plus, Inc.	9,999	123
SPS Commerce, Inc.*	4,678	298
Synchronoss Technologies, Inc.*	18,302	301
Varonis Systems, Inc.*	2,450	91
VASCO Data Security International, Inc.*	11,450	164
Verint Systems, Inc.*	15,130	616
VirnetX Holding Corp.*	398	2
Zedge, Inc., Class B*	658	1
Zendesk, Inc.*	9,285	258
Zynga, Inc., Class A*	133,454	486

		20,800

Specialty Finance - 2.3%
Aircastle Ltd.	17,237	375
Altisource Portfolio Solutions S.A.*	4,183	91
Arlington Asset Investment Corp., Class A	496	7
Blackhawk Network Holdings, Inc.*	11,094	484
Cardtronics PLC, Class A*	11,203	368
Cass Information Systems, Inc.	2,489	163
Ellie Mae, Inc.*	7,350	808
Encore Capital Group, Inc.*	4,882	196
Enova International, Inc.*	553	8
Essent Group Ltd.*	9,387	349
Euronet Worldwide, Inc.*	10,372	906
Everi Holdings, Inc.*	4,000	29
Federal Agricultural Mortgage Corp., Class C	100	6
GATX Corp.	11,120	715
Green Dot Corp., Class A*	8,672	334
HFF, Inc., Class A	6,259	218
Investors Title Co.	1,984	384
LendingClub Corp.*	65,823	363
LendingTree, Inc.*	1,961	338
Liberty Tax, Inc.(1)	17	—
Meta Financial Group, Inc.	4,953	441
MGIC Investment Corp.*	80,711	904
Nelnet, Inc., Class A	9,113	428
Net 1 UEPS Technologies, Inc.*	8,346	82
NewStar Financial, Inc.	1,680	18
Ocwen Financial Corp.*	9,460	25
PennyMac Financial Services, Inc., Class A*	4,081	68
PHH Corp.*	7,501	103
PRA Group, Inc.*	15,264	579
Stewart Information Services Corp.	8,578	389
Walker & Dunlop, Inc.*	7,856	384
Walter Investment Management Corp.* (1)	131	—
WEX, Inc.*	9,851	1,027
Willis Lease Finance Corp.*	1,917	51
World Acceptance Corp.*	7,314	548

		11,189

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Technology Services - 3.0%
AstroNova, Inc.	4,390	$58
Black Box Corp.	123	1
Bottomline Technologies de, Inc.*	10,354	266
CACI International, Inc., Class A*	5,955	745
Computer Services, Inc.	2,242	105
comScore, Inc.*	26,704	701
Convergys Corp.	24,509	583
CoreLogic, Inc.*	12,741	553
CSG Systems International, Inc.	8,356	339
Cubic Corp.	7,051	327
DMC Global, Inc.	1,213	16
Endurance International Group Holdings, Inc.*	683	6
Engility Holdings, Inc.*	7,388	210
EPAM Systems, Inc.*	12,075	1,015
EVERTEC, Inc.	16,732	290
ExlService Holdings, Inc.*	8,177	455
Fair Isaac Corp.	10,439	1,455
Forrester Research, Inc.	4,754	186
Globant S.A.*	4,183	182
ICF International, Inc.*	6,201	292
Luxoft Holding, Inc.*	4,751	289
ManTech International Corp., Class A	5,102	211
Mattersight Corp.*	921	2
MAXIMUS, Inc.	20,540	1,286
Medidata Solutions, Inc.*	13,814	1,080
NCI, Inc., Class A*	3,264	69
NeuStar, Inc., Class A*	13,774	459
NIC, Inc.	15,557	295
Perficient, Inc.*	8,696	162
Science Applications International Corp.	11,439	794
StarTek, Inc.*	835	10
Sykes Enterprises, Inc.*	15,067	505
Syntel, Inc.	7,666	130
TeleTech Holdings, Inc.	7,422	303
TESSCO Technologies, Inc.	3,626	48
Travelport Worldwide Ltd.	28,569	393
Unisys Corp.*	541	7
Virtusa Corp.*	6,272	184
WageWorks, Inc.*	9,611	646

		14,658

Telecom - 1.3%
8x8, Inc.*	15,358	224
ATN International, Inc.	3,148	216
Cincinnati Bell, Inc.*	11,259	220
Cogent Communications Holdings, Inc.	17,334	695
Consolidated Communications Holdings, Inc.	13,190	283
DigitalGlobe, Inc.*	17,368	578
FairPoint Communications, Inc.*	3,979	62
General Communication, Inc., Class A*	11,935	437
Globalstar, Inc.*	73,700	157
Gogo, Inc.*	551	6
GTT Communications, Inc.*	10,916	346
Hawaiian Telcom Holdco, Inc.*	6,531	163
IDT Corp., Class B	6,199	89
Intelsat S.A.* (1)	100	—
Internap Corp.*	280	1
Iridium Communications, Inc.*	13,468	149
Loral Space & Communications, Inc.*	1,777	74
Lumos Networks Corp.*	5,564	99
RigNet, Inc.*	15,381	247
RingCentral, Inc., Class A*	14,300	523
Shenandoah Telecommunications Co.	12,600	387
Spok Holdings, Inc.	10,059	178
Straight Path Communications, Inc., Class B*	2,069	372
Vonage Holdings Corp.*	31,222	204
West Corp.	14,080	328
Windstream Holdings, Inc.	46,478	180
Zix Corp.*	3,466	20

		6,238

Transportation & Logistics - 1.3%
Air T, Inc.*	510	11
Air Transport Services Group, Inc.*	15,025	327
ArcBest Corp.	3,979	82
Ardmore Shipping Corp.	24,600	201
Atlas Air Worldwide Holdings, Inc.*	6,775	353
Celadon Group, Inc.	11,715	37
Covenant Transportation Group, Inc., Class A*	6,927	121
DHT Holdings, Inc.	57,895	240
Dorian LPG Ltd.*	1,085	9
Echo Global Logistics, Inc.*	10,916	217
Forward Air Corp.	8,307	443
GasLog Ltd.	3,166	48
Golar LNG Ltd.	17,371	387

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Transportation & Logistics - 1.3% continued
Heartland Express, Inc.	16,356	$341
Hornbeck Offshore Services, Inc.*	291	1
International Seaways, Inc.*	73	2
Knight Transportation, Inc.	13,682	507
Marten Transport Ltd.	7,257	199
Matson, Inc.	11,735	353
Mobile Mini, Inc.	12,435	371
Navigator Holdings Ltd.*	275	2
Nordic American Tankers Ltd.	12,513	79
P.A.M. Transportation Services, Inc.*	1,362	26
Patriot Transportation Holding, Inc.*	465	8
Saia, Inc.*	8,131	417
SEACOR Marine Holdings, Inc.*	5,554	113
Ship Finance International Ltd.	17,226	234
Swift Transportation Co.*	23,773	630
Tsakos Energy Navigation Ltd.	556	3
Universal Logistics Holdings, Inc.	4,691	70
USA Truck, Inc.*	500	4
Werner Enterprises, Inc.	11,918	350

		6,186

Transportation Equipment - 0.3%
American Railcar Industries, Inc.	5,479	210
Conrad Industries, Inc.	2,556	44
FreightCar America, Inc.	4,033	70
Greenbrier (The) Cos., Inc.	9,017	417
Spartan Motors, Inc.	28,211	250
Wabash National Corp.	17,094	376

		1,367

Utilities - 3.8%
ALLETE, Inc.	13,189	945
American States Water Co.	10,179	483
Artesian Resources Corp., Class A	7,212	271
Atlantica Yield PLC	8,200	175
Avista Corp.	16,805	714
Black Hills Corp.	8,197	553
California Water Service Group	12,876	474
Chesapeake Utilities Corp.	4,714	353
Connecticut Water Service, Inc.	6,420	356
Consolidated Water Co. Ltd.	14,528	180
Delta Natural Gas Co., Inc.	2,713	83
El Paso Electric Co.	13,891	718
IDACORP, Inc.	13,555	1,157
MGE Energy, Inc.	9,352	602
Middlesex Water Co.	9,763	387
New Jersey Resources Corp.	22,008	874
Northwest Natural Gas Co.	7,353	440
NorthWestern Corp.	12,666	773
NRG Yield, Inc., Class A	8,158	139
NRG Yield, Inc., Class C	3,677	65
ONE Gas, Inc.	14,150	988
Ormat Technologies, Inc.	9,982	586
Otter Tail Corp.	10,101	400
Pattern Energy Group, Inc.	14,999	358
PNM Resources, Inc.	21,389	818
Portland General Electric Co.	24,016	1,097
RGC Resources, Inc.	889	25
SJW Group	7,341	361
South Jersey Industries, Inc.	17,543	599
Southwest Gas Holdings, Inc.	12,666	925
Spire, Inc.	11,617	810
Unitil Corp.	3,854	186
WGL Holdings, Inc.	13,348	1,114
York Water (The) Co.	3,820	133

		18,142

Waste & Environment Services & Equipment - 0.4%
Advanced Emissions Solutions, Inc.	4,898	45
Cantel Medical Corp.	8,977	699
CECO Environmental Corp.	6,795	62
Covanta Holding Corp.	17,038	225
Heritage-Crystal Clean, Inc.*	508	8
Sharps Compliance Corp.*	1,999	8
Tetra Tech, Inc.	16,627	761
US Ecology, Inc.	4,901	248
Vertex Energy, Inc.*	9,500	10

		2,066

Total Common Stocks (Cost $350,081)		477,793

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Dyax Corp. (Contingent Value Rights)*	3,415	7
Forest Laboratories, Inc. (Contingent Value Rights)* (2)	3,326	—
Tobira Therapeutics, Inc. (Contingent Value Rights)*	16,926	131

		138

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0% continued
Media - 0.0%
Media General (Contingent Value Rights)*	11,792	$20

Medical Equipment & Devices - 0.0%
American Medical Alert Corp.* (2)	13,109	—

Total Rights (Cost $131)		158

OTHER - 0.0%
Escrow Adolor Corp.* (2)	1,241	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 0.9%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(3) (4)	4,061,771	4,062

Total Investment Companies (Cost $4,062)		4,062

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.77%, 8/17/17(5) (6)	$402	$402

Total Short-Term Investments (Cost $401)		402

Total Investments - 100.1% (Cost $354,675)		482,415

Liabilities less Other Assets - (0.1%)		(272)

NET ASSETS - 100.0%		$482,143

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2017 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Russell 2000 Mini Index	51	$3,606	Long	9/17	$32

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.5%
Consumer Staples	3.1
Energy	3.4
Financials	18.4
Health Care	14.9
Industrials	14.4
Information Technology	16.6
Materials	4.5
Real Estate	7.6
Telecommunication Services	0.8
Utilities	3.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Asset Management	$4,003	$9	$—	$4,012
Banking	56,929	263	—	57,192
Consumer Products	11,190	5	—	11,195
Home & Office Products	8,964	14	—	8,978
Insurance	13,648	11	—	13,659
Medical Equipment & Devices	21,893	3	—	21,896
Real Estate Investment Trusts	37,794	75	—	37,869
Transportation Equipment	1,323	44	—	1,367
All Other Industries(1)	321,625	—	—	321,625

Total Common Stocks	477,369	424	—	477,793

Rights(1)	—	—	158	158
Investment Companies	4,062	—	—	4,062
Short-Term Investments	—	402	—	402

Total Investments	$481,431	$826	$158	$482,415

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$32	$—	$—	$32

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Asset Management	$9	Valuations at bid price
Banking	154	Valuations at bid price
Consumer Products	5	Valuations at bid price
Transportation Equipment	44	Valuations at bid price

Total	$212

At June 30, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Aerospace & Defense	$74	Valuations at official close price
Electrical Equipment	165	Valuations at official close price
Recreational Facilities & Services	7	Valuations at official close price

Total	$246

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/17 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/17 (000S)
Rights
Biotechnology & Pharmaceuticals	$138	$—	$—	$—	$—	$—	$—	$138	$—
Media	20	—	—	—	—	—	—	20	—

Total	$158	$—	$—	$—	$—	$—	$—	$158	$—

The Fund valued the securities included in the Balance as of 6/30/17 above using prices provided by the Fund’s investment adviser’s pricing and valuation committee.

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued	JUNE 30, 2017 (UNAUDITED)

	FAIR VALUE AT 6/30/17 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Contingent Value Right	$138	Discounted Cash Flow Analysis	Discount Rate and Projected Cash Flows(1)
Contingent Value Right	20	Income Approach	Estimated Recovery Value(2)

(1)	The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate and Projected Cash Flows. Significant increases (decreases) in Discount Rates in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in Projected Cash Flows in isolation would result in a significantly higher (lower) fair value measurement.
(2)	The significant unobservable input that can be used in the fair value measurement is Estimated Recovery Value. Significant increases (decreases) in Estimated Recovery Value would result in a significantly higher (lower) fair value measurement.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$355,137

Gross tax appreciation of investments	$141,640
Gross tax depreciation of investments	(14,362)

Net tax appreciation of investments	$127,278

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$3,075	$10,827	$9,840	$8	$4,062

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1%
Aerospace & Defense - 1.3%
AAR Corp.	421,251	$14,643
Esterline Technologies Corp.*	190,240	18,035
Moog, Inc., Class A*	185,312	13,290
Woodward, Inc.	45,544	3,078

		49,046

Apparel & Textile Products - 0.7%
Columbia Sportswear Co.	35,589	2,066
Deckers Outdoor Corp.*	105,651	7,212
Iconix Brand Group, Inc.*	189,438	1,309
Movado Group, Inc.	113,085	2,855
Perry Ellis International, Inc.*	105,398	2,051
Unifi, Inc.*	143,317	4,414
Wolverine World Wide, Inc.	296,986	8,319

		28,226

Asset Management - 0.3%
Janus Henderson Group PLC*	349,175	11,561

Automotive - 1.4%
Cooper Tire & Rubber Co.	446,614	16,123
Cooper-Standard Holdings, Inc.*	46,139	4,654
Dana, Inc.	350,000	7,816
Miller Industries, Inc.	70,036	1,740
Modine Manufacturing Co.*	195,802	3,241
Standard Motor Products, Inc.	171,915	8,977
Superior Industries International, Inc.	398,164	8,182

		50,733

Banking - 21.8%
1st Source Corp.	20,314	974
Arrow Financial Corp.	15,712	497
Astoria Financial Corp.	472,445	9,520
BancFirst Corp.	65,108	6,289
Banco Latinoamericano de Comercio Exterior S.A.	106,340	2,912
BancorpSouth, Inc.	644,533	19,658
Bank of Marin Bancorp	4,668	287
BankFinancial Corp.	123,844	1,848
Banner Corp.	35,604	2,012
Berkshire Hills Bancorp, Inc.	121,826	4,282
Boston Private Financial Holdings, Inc.	294,792	4,525
Brookline Bancorp, Inc.	241,050	3,519
Bryn Mawr Bank Corp.	19,021	808
Canadian Imperial Bank of Commerce	194,245	15,765
Cathay General Bancorp	622,812	23,636
Central Pacific Financial Corp.	41,166	1,295
Chemical Financial Corp.	354,938	17,183
City Holding Co.	138,444	9,119
CNB Financial Corp.	11,176	268
CoBiz Financial, Inc.	18,849	328
Columbia Banking System, Inc.	223,295	8,898
Community Bank System, Inc.	411,482	22,948
Community Trust Bancorp, Inc.	178,607	7,814
CVB Financial Corp.	521,678	11,701
Dime Community Bancshares, Inc.	472,010	9,251
Enterprise Financial Services Corp.	64,047	2,613
FCB Financial Holdings, Inc., Class A*	169,352	8,087
Financial Institutions, Inc.	51,151	1,524
First Busey Corp.	27,316	801
First Business Financial Services, Inc.	37,231	859
First Commonwealth Financial Corp.	165,358	2,097
First Defiance Financial Corp.	14,896	785
First Financial Bancorp	472,483	13,088
First Financial Corp.	131,031	6,198
First Interstate BancSystem, Inc., Class A	58,751	2,185
First Merchants Corp.	239,635	9,619
First Midwest Bancorp, Inc.	660,008	15,385
Flushing Financial Corp.	419,898	11,837
FNB Corp.	1,542,435	21,841
Fulton Financial Corp.	849,775	16,146
German American Bancorp, Inc.	9,144	312
Glacier Bancorp, Inc.	186,904	6,843
Great Southern Bancorp, Inc.	21,530	1,152
Great Western Bancorp, Inc.	298,028	12,162
Hancock Holding Co.	158,282	7,756
Hanmi Financial Corp.	106,969	3,043
Heartland Financial USA, Inc.	151,584	7,140
Heritage Financial Corp.	90,476	2,398
Home BancShares, Inc.	649,648	16,176
HomeStreet, Inc.*	87,149	2,412
Hope Bancorp, Inc.	761,917	14,210
IBERIABANK Corp.	228,370	18,612
Independent Bank Corp.	191,777	12,782
International Bancshares Corp.	537,330	18,833
Investors Bancorp, Inc.	723,783	9,670
Lakeland Bancorp, Inc.	359,000	6,767
Lakeland Financial Corp.	174,921	8,025
LegacyTexas Financial Group, Inc.	158,220	6,033
MainSource Financial Group, Inc.	65,520	2,196
MB Financial, Inc.	287,907	12,679

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Banking - 21.8% continued
MidWestOne Financial Group, Inc.	8,402	$285
NBT Bancorp, Inc.	278,676	10,297
Northwest Bancshares, Inc.	546,173	8,526
OceanFirst Financial Corp.	151,652	4,113
OFG Bancorp	154,657	1,547
Old National Bancorp	488,570	8,428
Oritani Financial Corp.	131,644	2,244
Pacific Continental Corp.	8,870	227
Park National Corp.	80,653	8,365
Peapack Gladstone Financial Corp.	7,107	222
Pinnacle Financial Partners, Inc.	41,983	2,637
Preferred Bank	44,535	2,381
Prosperity Bancshares, Inc.	96,180	6,179
Provident Financial Services, Inc.	820,684	20,829
Renasant Corp.	304,790	13,331
S&T Bancorp, Inc.	248,348	8,906
Sandy Spring Bancorp, Inc.	123,530	5,023
Sierra Bancorp	149,886	3,680
Simmons First National Corp., Class A	75,212	3,979
South State Corp.	136,626	11,709
Southside Bancshares, Inc.	95,847	3,349
Southwest Bancorp, Inc.	8,656	221
Sterling Bancorp	539,046	12,533
Stock Yards Bancorp, Inc.	10,213	397
Texas Capital Bancshares, Inc.*	175,851	13,611
TriCo Bancshares	160,806	5,652
TrustCo Bank Corp. NY	139,714	1,083
Trustmark Corp.	521,186	16,761
UMB Financial Corp.	271,155	20,299
Umpqua Holdings Corp.	499,422	9,169
Union Bankshares Corp.	409,809	13,892
United Bankshares, Inc.	689,875	27,043
United Community Banks, Inc.	143,120	3,979
United Community Financial Corp.	61,373	510
United Financial Bancorp, Inc.	360,681	6,020
Univest Corp. of Pennsylvania	29,573	886
Valley National Bancorp	585,926	6,920
Washington Federal, Inc.	822,431	27,305
Washington Trust Bancorp, Inc.	164,932	8,502
WesBanco, Inc.	200,349	7,922
West Bancorporation, Inc.	12,443	294
Westamerica Bancorporation	24,223	1,357
Wintrust Financial Corp.	266,068	20,338
WSFS Financial Corp.	338,362	15,345

		813,899

Biotechnology & Pharmaceuticals - 1.3%
Aceto Corp.	569,199	8,794
Acorda Therapeutics, Inc.*	230,235	4,536
Cambrex Corp.*	32,196	1,924
Celldex Therapeutics, Inc.*	331,450	819
Chimerix, Inc.*	74,409	405
Emergent BioSolutions, Inc.*	250,999	8,511
Esperion Therapeutics, Inc.*	167,007	7,729
Infinity Pharmaceuticals, Inc.*	124,289	195
Innoviva, Inc.*	72,879	933
Karyopharm Therapeutics, Inc.*	13,704	124
Nutraceutical International Corp.	118,695	4,944
PDL BioPharma, Inc.*	687,502	1,698
PTC Therapeutics, Inc.*	88,017	1,613
Retrophin, Inc.*	124,805	2,420
SciClone Pharmaceuticals, Inc.*	69,972	770
Tetraphase Pharmaceuticals, Inc.*	225,450	1,607

		47,022

Chemicals - 2.6%
A. Schulman, Inc.	245,119	7,844
Cabot Corp.	181,963	9,722
H.B. Fuller Co.	231,255	11,820
Innophos Holdings, Inc.	83,483	3,660
Innospec, Inc.	99,774	6,540
Kraton Corp.*	130,863	4,507
Materion Corp.	302,803	11,325
Minerals Technologies, Inc.	242,257	17,733
Rayonier Advanced Materials, Inc.	161,770	2,543
Sensient Technologies Corp.	250,148	20,144

		95,838

Commercial Services - 2.1%
ABM Industries, Inc.	446,190	18,526
Barrett Business Services, Inc.	35,052	2,008
CBIZ, Inc.*	114,332	1,715
Cimpress N.V.*	48,712	4,605
Ennis, Inc.	363,159	6,936
FTI Consulting, Inc.*	336,292	11,757
Huron Consulting Group, Inc.*	63,018	2,722
Kelly Services, Inc., Class A	67,000	1,504
Kforce, Inc.	141,963	2,782

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Commercial Services - 2.1% continued
Korn/Ferry International	349,051	$12,053
Navigant Consulting, Inc.*	204,242	4,036
SP Plus Corp.*	10,689	327
UniFirst Corp.	50,548	7,112
Viad Corp.	48,060	2,271

		78,354

Construction Materials - 0.2%
Boise Cascade Co.*	126,275	3,839
Universal Forest Products, Inc.	24,727	2,159

		5,998

Consumer Products - 1.7%
Cal-Maine Foods, Inc.*	44,132	1,748
Central Garden & Pet Co., Class A*	28,630	859
Clearwater Paper Corp.*	70,171	3,281
Darling Ingredients, Inc.*	695,952	10,954
Fresh Del Monte Produce, Inc.	143,052	7,283
Inter Parfums, Inc.	194,539	7,130
Orchids Paper Products Co.	40,367	523
Sanderson Farms, Inc.	91,076	10,533
Snyder’s-Lance, Inc.	103,698	3,590
Universal Corp.	262,433	16,979

		62,880

Consumer Services - 0.6%
Aaron’s, Inc.	279,323	10,866
Adtalem Global Education, Inc.	215,699	8,186
Regis Corp.*	197,768	2,031

		21,083

Containers & Packaging - 0.4%
KapStone Paper and Packaging Corp.	142,807	2,946
Multi-Color Corp.	99,057	8,083
Myers Industries, Inc.	331,628	5,953

		16,982

Design, Manufacturing & Distribution - 2.7%
Benchmark Electronics, Inc.*	531,258	17,160
CTS Corp.	413,537	8,932
Fabrinet*	76,840	3,278
Plexus Corp.*	298,168	15,675
Sanmina Corp.*	656,067	24,996
SYNNEX Corp.	202,464	24,287
Tech Data Corp.*	59,178	5,977

		100,305

Distributors - Consumer Staples - 0.5%
Andersons (The), Inc.	415,078	14,175
Core-Mark Holding Co., Inc.	163,955	5,420

		19,595

Distributors - Discretionary - 1.0%
ePlus, Inc.*	16,538	1,226
FTD Cos., Inc.*	124,299	2,486
Insight Enterprises, Inc.*	528,816	21,147
PC Connection, Inc.	278,239	7,529
ScanSource, Inc.*	126,458	5,096

		37,484

Electrical Equipment - 0.6%
ESCO Technologies, Inc.	81,883	4,884
Watts Water Technologies, Inc., Class A	274,711	17,362

		22,246

Engineering & Construction Services - 1.1%
Dycom Industries, Inc.*	13,639	1,221
EMCOR Group, Inc.	297,138	19,427
Granite Construction, Inc.	285,381	13,767
Great Lakes Dredge & Dock Corp.*	18,737	80
Tutor Perini Corp.*	195,991	5,635
VSE Corp.	8,580	386

		40,516

Forest & Paper Products - 0.8%
Domtar Corp.	313,022	12,026
Mercer International, Inc.	569,710	6,552
Neenah Paper, Inc.	49,650	3,985
P.H. Glatfelter Co.	416,935	8,147
Schweitzer-Mauduit International, Inc.	31,974	1,190

		31,900

Gaming, Lodging & Restaurants - 1.3%
Belmond Ltd., Class A*	248,443	3,304
Bob Evans Farms, Inc.	234,827	16,868
DineEquity, Inc.	21,052	927
ILG, Inc.	450,877	12,395
Marriott Vacations Worldwide Corp.	72,137	8,494
Monarch Casino & Resort, Inc.*	26,737	809
Texas Roadhouse, Inc.	101,271	5,160

		47,957

Hardware - 1.6%
ADTRAN, Inc.	184,028	3,800
Electronics For Imaging, Inc.*	166,961	7,911
Finisar Corp.*	751,398	19,521

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Hardware - 1.6% continued
Knowles Corp.*	381,038	$6,447
Mercury Systems, Inc.*	123,707	5,207
NETGEAR, Inc.*	179,445	7,734
NetScout Systems, Inc.*	148,685	5,115
PC-Tel, Inc.	171,128	1,211
Plantronics, Inc.	44,497	2,328

		59,274

Health Care Facilities & Services - 2.3%
Amedisys, Inc.*	197,189	12,385
Capital Senior Living Corp.*	143,353	2,180
Diplomat Pharmacy, Inc.*	286,977	4,247
LHC Group, Inc.*	60,733	4,123
Magellan Health, Inc.*	208,788	15,221
MedCath Corp.* (1)	106,845	—
Molina Healthcare, Inc.*	87,558	6,057
National HealthCare Corp.	50,757	3,560
Owens & Minor, Inc.	436,334	14,046
PharMerica Corp.*	20,549	539
Select Medical Holdings Corp.*	437,759	6,720
Surgery Partners, Inc.*	32,557	741
Triple-S Management Corp., Class B*	388,223	6,565
VCA, Inc.*	89,437	8,256

		84,640

Home & Office Products - 1.2%
ACCO Brands Corp.*	439,178	5,116
Beazer Homes USA, Inc.*	225,002	3,087
CalAtlantic Group, Inc.	293,984	10,392
CSS Industries, Inc.	105,722	2,766
Griffon Corp.	344,755	7,567
Hooker Furniture Corp.	131,904	5,428
MDC Holdings, Inc.	104,107	3,678
Meritage Homes Corp.*	180,559	7,620
Steelcase, Inc., Class A	74,959	1,050

		46,704

Industrial Services - 0.4%
Applied Industrial Technologies, Inc.	50,614	2,989
Kaman Corp.	85,365	4,257
McGrath RentCorp	102,509	3,550
Wesco Aircraft Holdings, Inc.*	281,673	3,056

		13,852

Institutional Financial Services - 0.3%
GAIN Capital Holdings, Inc.	357,506	2,227
Stifel Financial Corp.*	202,333	9,304

		11,531

Insurance - 4.7%
American Equity Investment Life Holding Co.	549,125	14,431
AMERISAFE, Inc.	124,836	7,109
Argo Group International Holdings Ltd.	52,135	3,159
CNO Financial Group, Inc.	790,173	16,499
EMC Insurance Group, Inc.	131,683	3,658
Employers Holdings, Inc.	349,934	14,802
Enstar Group Ltd.*	40,669	8,079
FBL Financial Group, Inc., Class A	82,007	5,043
Federated National Holding Co.	6,847	110
Horace Mann Educators Corp.	429,070	16,219
Infinity Property & Casualty Corp.	6,579	618
Kemper Corp.	76,931	2,970
Maiden Holdings Ltd.	108,031	1,199
National General Holdings Corp.	147,466	3,112
Navigators Group (The), Inc.	329,300	18,079
ProAssurance Corp.	133,737	8,131
Radian Group, Inc.	1,210,779	19,796
RLI Corp.	203,140	11,096
Selective Insurance Group, Inc.	310,944	15,563
United Fire Group, Inc.	164,446	7,245

		176,918

Iron & Steel - 0.7%
Carpenter Technology Corp.	164,266	6,148
Cliffs Natural Resources, Inc.*	712,293	4,929
Commercial Metals Co.	483,643	9,397
Haynes International, Inc.	18,456	670
Olympic Steel, Inc.	30,612	596
Schnitzer Steel Industries, Inc., Class A	91,096	2,296
TimkenSteel Corp.*	214,414	3,296

		27,332

Leisure Products - 0.0%
Escalade, Inc.	3,191	42
Vista Outdoor, Inc.*	52,516	1,182

		1,224

Machinery - 1.6%
Alamo Group, Inc.	34,376	3,122
Briggs & Stratton Corp.	174,458	4,204
CIRCOR International, Inc.	21,783	1,293

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Machinery - 1.6% continued
Columbus McKinnon Corp.	82,447	$2,096
Curtiss-Wright Corp.	253,467	23,263
Hyster-Yale Materials Handling, Inc.	14,966	1,051
Kadant, Inc.	71,954	5,411
MSA Safety, Inc.	25,915	2,104
Regal Beloit Corp.	93,753	7,646
Standex International Corp.	119,958	10,880

		61,070

Manufactured Goods - 2.4%
Aegion Corp.*	221,047	4,836
Barnes Group, Inc.	507,776	29,720
Chart Industries, Inc.*	124,358	4,319
Gibraltar Industries, Inc.*	408,515	14,564
Insteel Industries, Inc.	8,897	293
Rogers Corp.*	185,343	20,132
Simpson Manufacturing Co., Inc.	358,178	15,656

		89,520

Media - 1.7%
Bankrate, Inc.*	228,121	2,931
Entercom Communications Corp., Class A	563,935	5,837
EW Scripps (The) Co., Class A*	817,038	14,552
Hemisphere Media Group, Inc.*	93,420	1,107
Meredith Corp.	220,694	13,120
New York Times (The) Co., Class A	167,053	2,957
Scholastic Corp.	416,220	18,143
TiVo Corp.	298,396	5,565
Townsquare Media, Inc., Class A*	58,977	604

		64,816

Medical Equipment & Devices - 2.0%
Analogic Corp.	104,243	7,573
AngioDynamics, Inc.*	362,188	5,871
CONMED Corp.	144,179	7,345
CryoLife, Inc.*	370,478	7,391
Halyard Health, Inc.*	400,125	15,717
Integer Holdings Corp.*	208,578	9,021
Luminex Corp.	209,178	4,418
Myriad Genetics, Inc.*	290,906	7,517
Natus Medical, Inc.*	34,163	1,274
Nuvectra Corp.*	68,413	909
Orthofix International N.V.*	58,312	2,710
Wright Medical Group N.V.*	246,735	6,783

		76,529

Metals & Mining - 0.4%
Coeur Mining, Inc.*	121,097	1,039
Encore Wire Corp.	52,684	2,250
Kaiser Aluminum Corp.	116,202	10,286

		13,575

Oil, Gas & Coal - 3.6%
Abraxas Petroleum Corp.*	203,780	330
Adams Resources & Energy, Inc.	4,480	184
Alon USA Energy, Inc.	4,780	64
Approach Resources, Inc.*	33,460	113
Atwood Oceanics, Inc.*	276,511	2,253
Callon Petroleum Co.*	690,738	7,329
Carrizo Oil & Gas, Inc.*	158,303	2,758
Cloud Peak Energy, Inc.*	245,933	868
Delek US Holdings, Inc.	182,545	4,826
Dril-Quip, Inc.*	224,856	10,973
Enbridge Energy Management LLC*	127,294	1,962
Ensco PLC, Class A	1,296,553	6,690
EP Energy Corp., Class A*	613,516	2,245
Forum Energy Technologies, Inc.*	215,020	3,354
Gulf Island Fabrication, Inc.	51,282	595
Hallador Energy Co.	59,718	464
Matrix Service Co.*	219,549	2,053
McDermott International, Inc.*	1,054,987	7,564
Natural Gas Services Group, Inc.*	201,893	5,017
Newpark Resources, Inc.*	963,494	7,082
Oasis Petroleum, Inc.*	617,381	4,970
Oil States International, Inc.*	168,943	4,587
Parker Drilling Co.*	393,406	531
PDC Energy, Inc.*	317,981	13,708
Rowan Cos.PLC,Class A*	538,521	5,514
RSP Permian, Inc.*	175,789	5,673
SEACOR Holdings, Inc.*	60,755	2,084
SemGroup Corp., Class A	476,264	12,859
SRC Energy, Inc.*	579,456	3,900
Thermon Group Holdings, Inc.*	75,371	1,445
Ultra Petroleum Corp.*	700,000	7,595
World Fuel Services Corp.	94,793	3,645

		133,235

Passenger Transportation - 0.1%
Hawaiian Holdings, Inc.*	46,866	2,200

Real Estate - 0.0%
RMR Group (The), Inc., Class A	2,128	104

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Real Estate Investment Trusts - 10.4%
Acadia Realty Trust	353,115	$9,817
Agree Realty Corp.	197,681	9,068
American Assets Trust, Inc.	105,653	4,162
Capstead Mortgage Corp.	677,378	7,065
CBL & Associates Properties, Inc.	387,825	3,269
Chatham Lodging Trust	212,643	4,272
Chesapeake Lodging Trust	678,865	16,612
CorEnergy Infrastructure Trust, Inc.	46,011	1,545
Corporate Office Properties Trust	114,667	4,017
Cousins Properties, Inc.	847,359	7,448
DiamondRock Hospitality Co.	1,522,649	16,673
Education Realty Trust, Inc.	272,333	10,553
First Industrial Realty Trust, Inc.	436,209	12,484
Franklin Street Properties Corp.	832,571	9,225
GEO Group (The), Inc.	628,579	18,587
Healthcare Realty Trust, Inc.	491,369	16,780
Hersha Hospitality Trust	55,582	1,029
Independence Realty Trust, Inc.	202,937	2,003
Kite Realty Group Trust	157,703	2,985
LaSalle Hotel Properties	946,029	28,192
LTC Properties, Inc.	372,828	19,160
Mack-Cali Realty Corp.	381,296	10,348
Medical Properties Trust, Inc.	1,641,688	21,128
MFA Financial, Inc.	931,472	7,815
Monmouth Real Estate Investment Corp.	87,050	1,310
Monogram Residential Trust, Inc.	819,339	7,956
National Health Investors, Inc.	138,209	10,946
New Residential Investment Corp.	425,382	6,619
New York Mortgage Trust, Inc.	386,749	2,406
One Liberty Properties, Inc.	134,903	3,161
Parkway, Inc.	105,920	2,424
Pebblebrook Hotel Trust	190,686	6,148
Pennsylvania Real Estate Investment Trust	510,664	5,781
Physicians Realty Trust	525,000	10,573
Piedmont Office Realty Trust, Inc., Class A	361,086	7,612
PS Business Parks, Inc.	78,286	10,364
Ramco-Gershenson Properties Trust	847,123	10,928
RLJ Lodging Trust	906,489	18,012
Sabra Health Care REIT, Inc.	237,257	5,718
Select Income REIT	290,950	6,992
Sunstone Hotel Investors, Inc.	931,987	15,024
Washington Real Estate Investment Trust	218,397	6,967
Weingarten Realty Investors	183,935	5,536
Winthrop Realty Trust*	35,149	275

		388,989

Recreational Facilities & Services - 0.9%
AMC Entertainment Holdings, Inc., Class A	350,863	7,982
International Speedway Corp., Class A	347,655	13,054
Marcus (The) Corp.	355,233	10,728
Speedway Motorsports, Inc.	23,692	433

		32,197

Renewable Energy - 1.1%
Advanced Energy Industries, Inc.*	183,456	11,868
EnerSys	116,966	8,474
Green Plains, Inc.	310,221	6,375
Pacific Ethanol, Inc.*	107,078	669
Renewable Energy Group, Inc.*	164,820	2,135
REX American Resources Corp.*	120,504	11,636

		41,157

Retail - Consumer Staples - 0.3%
Ingles Markets, Inc., Class A	39,011	1,299
PriceSmart, Inc.	24,871	2,179
SpartanNash Co.	152,834	3,967
Village Super Market, Inc., Class A	37,337	968
Weis Markets, Inc.	30,075	1,465

		9,878

Retail - Discretionary - 2.8%
American Eagle Outfitters, Inc.	121,384	1,463
Barnes & Noble, Inc.	218,953	1,664
BMC Stock Holdings, Inc.*	285,696	6,242
Boot Barn Holdings, Inc.*	89,380	633
Caleres, Inc.	106,588	2,961
Children’s Place (The), Inc.	29,496	3,012
Citi Trends, Inc.	8,924	189
Ethan Allen Interiors, Inc.	375,354	12,124
Genesco, Inc.*	167,066	5,663
Group 1 Automotive, Inc.	277,197	17,552
Haverty Furniture Cos., Inc.	210,926	5,294
La-Z-Boy, Inc.	303,940	9,878
Office Depot, Inc.	2,514,329	14,181
Rush Enterprises, Inc., Class A*	272,073	10,116

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Retail - Discretionary - 2.8% continued
Shoe Carnival, Inc.	276,331	$5,770
Sonic Automotive, Inc., Class A	459,192	8,931

		105,673

Semiconductors - 1.1%
Amkor Technology, Inc.*	891,993	8,715
Brooks Automation, Inc.	20,721	450
Cavium, Inc.*	28,263	1,756
Cirrus Logic, Inc.*	67,779	4,251
Cohu, Inc.	14,739	232
Diodes, Inc.*	135,264	3,250
FormFactor, Inc.*	101,555	1,259
II-VI, Inc.*	71,751	2,461
IXYS Corp.*	27,755	457
Photronics, Inc.*	530,880	4,990
Power Integrations, Inc.	39,485	2,879
Semtech Corp.*	56,022	2,003
Vishay Intertechnology, Inc.	209,183	3,472
Xcerra Corp.*	228,601	2,233
Xperi Corp.	62,291	1,856

		40,264

Software - 0.6%
Acxiom Corp.*	310,589	8,069
Blackbaud, Inc.	33,854	2,903
Digi International, Inc.*	97,480	989
Donnelley Financial Solutions, Inc.*	1,595	37
Ebix, Inc.	63,385	3,416
KeyW Holding (The) Corp.*	114,829	1,074
Progress Software Corp.	158,628	4,900
Sapiens International Corp. N.V.*	26,152	293

		21,681

Specialty Finance - 2.3%
Air Lease Corp.	323,423	12,083
Aircastle Ltd.	708,852	15,418
Encore Capital Group, Inc.*	158,358	6,358
First American Financial Corp.	152,640	6,821
GATX Corp.	173,774	11,168
Marlin Business Services Corp.	18,958	477
Meta Financial Group, Inc.	6,586	586
MGIC Investment Corp.*	1,208,186	13,532
Nelnet, Inc., Class A	384,937	18,096
Ocwen Financial Corp.*	476,295	1,281
World Acceptance Corp.*	23,105	1,731

		87,551

Technology Services - 2.1%
CACI International, Inc., Class A*	186,002	23,259
Convergys Corp.	990,683	23,558
CSG Systems International, Inc.	36,330	1,474
Cubic Corp.	147,233	6,817
ICF International, Inc.*	74,688	3,518
ManTech International Corp., Class A	156,992	6,496
Perficient, Inc.*	192,039	3,580
Sykes Enterprises, Inc.*	141,034	4,729
TeleTech Holdings, Inc.	27,183	1,109
Virtusa Corp.*	128,627	3,782

		78,322

Telecom - 0.6%
ATN International, Inc.	9,433	646
DigitalGlobe, Inc.*	220,368	7,338
IDT Corp., Class B	26,918	387
Intelsat S.A.*	64,486	197
Iridium Communications, Inc.*	618,236	6,832
Lumos Networks Corp.*	12,728	227
Shenandoah Telecommunications Co.	59,291	1,820
Telephone & Data Systems, Inc.	240,345	6,670

		24,117

Transportation & Logistics - 2.1%
ArcBest Corp.	84,273	1,736
Ardmore Shipping Corp.	268,272	2,186
DHT Holdings, Inc.	300,820	1,248
Dorian LPG Ltd.*	93,685	766
Echo Global Logistics, Inc.*	124,472	2,477
Frontline Ltd.	506,899	2,905
Gener8 Maritime, Inc.*	116,585	663
Marten Transport Ltd.	104,291	2,858
Mobile Mini, Inc.	607,042	18,120
Navigator Holdings Ltd.*	196,470	1,631
Navios Maritime Acquisition Corp.	844,241	1,241
Nordic American Tankers Ltd.	845,325	5,359
Roadrunner Transportation Systems, Inc.*	100,050	727
Saia, Inc.*	223,932	11,488
Scorpio Tankers, Inc.	98,058	389
SEACOR Marine Holdings, Inc.*	61,083	1,244
Ship Finance International Ltd.	1,327,264	18,051
Teekay Corp.	222,157	1,482
Teekay Tankers Ltd., Class A	1,043,450	1,962

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Transportation & Logistics - 2.1% continued
Tsakos Energy Navigation Ltd.	459,232	$2,204
Universal Logistics Holdings, Inc.	19,458	292

		79,029

Transportation Equipment - 0.3%
American Railcar Industries, Inc.	103,078	3,948
Greenbrier (The) Cos., Inc.	168,184	7,778

		11,726

Utilities - 6.6%
ALLETE, Inc.	318,026	22,796
Avista Corp.	548,905	23,307
El Paso Electric Co.	384,508	19,879
IDACORP, Inc.	341,548	29,151
NorthWestern Corp.	293,561	17,913
NRG Yield, Inc., Class A	111,892	1,909
ONE Gas, Inc.	221,281	15,448
Otter Tail Corp.	227,866	9,023
PNM Resources, Inc.	487,775	18,657
Portland General Electric Co.	384,381	17,562
SJW Group	9,822	483
South Jersey Industries, Inc.	333,321	11,390
Southwest Gas Holdings, Inc.	337,378	24,649
Spire, Inc.	188,353	13,138
WGL Holdings, Inc.	274,798	22,926

		248,231

Waste & Environment Services & Equipment - 0.5%
Cantel Medical Corp.	159,402	12,419
Tetra Tech, Inc.	130,092	5,952

		18,371

Total Common Stocks (Cost $2,586,172)		3,631,335

MASTER LIMITED PARTNERSHIPS - 0.2%
Asset Management - 0.2%
Compass Diversified Holdings	404,820	7,064

Total Master Limited Partnerships (Cost $5,477)		7,064

OTHER - 0.0%(1)
Escrow DLB Oil & Gas*	2,100	—
Escrow Gerber Scientific, Inc.*	264,734	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 3.8%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(2) (3)	141,193,323	141,193

Total Investment Companies (Cost $141,193)		141,193

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.77%, 8/17/17(4) (5)	$11,909	$11,896

Total Short-Term Investments (Cost $11,898)		11,896

Total Investments - 101.4% (Cost $2,744,740)		3,791,488

Liabilities less Other Assets - (1.4%)		(52,282)

NET ASSETS - 100.0%		$3,739,206

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2017 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Russell 2000 Mini Index	1,283	$90,727	Long	9/17	$578

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.1%
Consumer Staples	2.4
Energy	5.3
Financials	30.1
Health Care	5.9
Industrials	13.9
Information Technology	10.0
Materials	5.0
Real Estate	10.0
Telecommunication Services	0.5
Utilities	6.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Real Estate Investment Trusts	$388,714	$275	$—	$388,989
All Other Industries(1)	3,242,346	—	—	3,242,346

Total Common Stocks	3,631,060	275	—	3,631,335

Master Limited Partnerships(1)	7,064	—	—	7,064
Investment Companies	141,193	—	—	141,193
Short-Term Investments	—	11,896	—	11,896

Total Investments	$3,779,317	$12,171	$—	$3,791,488

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$578	$—	$—	$578

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,760,110

Gross tax appreciation of investments	$1,083,051
Gross tax depreciation of investments	(51,673)

Net tax appreciation of investments	$1,031,378

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$238,728	$56,619	$154,154	$244	$141,193

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1%
Biotechnology & Pharmaceuticals - 16.8%
Alexion Pharmaceuticals, Inc.*	16,002	$1,947
Allergan PLC	9,930	2,414
Biogen, Inc.*	8,140	2,209
Bristol-Myers Squibb Co.	29,872	1,664
Celgene Corp.*	11,500	1,493
Pfizer, Inc.	27,597	927
Shire PLC ADR	9,485	1,568

		12,222

Commercial Services - 1.1%
HMS Holdings Corp.*	41,915	775

Hardware - 6.1%
Apple, Inc.	21,319	3,070
Nutanix, Inc., Class A*	36,053	727
Pure Storage, Inc., Class A*	47,919	614

		4,411

Health Care Facilities & Services - 9.0%
AmerisourceBergen Corp.	14,387	1,360
Community Health Systems, Inc.*	62,982	627
Express Scripts Holding Co.*	46,893	2,994
LifePoint Health, Inc.*	23,364	1,569

		6,550

Media - 10.2%
Alphabet, Inc., Class A*	1,815	1,687
Alphabet, Inc., Class C*	2,610	2,372
Facebook, Inc., Class A*	16,689	2,520
Priceline Group (The), Inc.*	464	868

		7,447

Medical Equipment & Devices - 11.6%
Abbott Laboratories	47,171	2,293
Baxter International, Inc.	19,809	1,199
Edwards Lifesciences Corp.*	9,579	1,132
Spectranetics (The) Corp.*	28,143	1,081
Wright Medical Group N.V.*	16,684	459
Zimmer Biomet Holdings, Inc.	17,977	2,308

		8,472

Retail - Discretionary - 1.2%
eBay, Inc.*	24,124	842

Semiconductors - 8.1%
Applied Materials, Inc.	23,575	974
Broadcom Ltd.	5,147	1,200
Intel Corp.	36,616	1,235
Lam Research Corp.	6,275	888
NXP Semiconductors N.V.*	8,454	925
QUALCOMM, Inc.	12,712	702

		5,924

Software - 23.3%
Activision Blizzard, Inc.	14,916	859
Barracuda Networks, Inc.*	28,591	659
Imperva, Inc.*	11,237	538
Microsoft Corp.	50,601	3,488
Oracle Corp.	57,117	2,864
Palo Alto Networks, Inc.*	6,248	836
Proofpoint, Inc.*	8,377	727
Qualys, Inc.*	19,979	815
Red Hat, Inc.*	25,649	2,456
salesforce.com, Inc.*	29,846	2,585
ServiceNow, Inc.*	6,320	670
Splunk, Inc.*	8,128	462

		16,959

Specialty Finance - 7.5%
Alliance Data Systems Corp.	5,060	1,299
Mastercard, Inc., Class A	7,836	952
PayPal Holdings, Inc.*	40,360	2,166
Visa, Inc., Class A	11,291	1,059

		5,476

Technology Services - 2.2%
Cognizant Technology Solutions Corp., Class A	23,883	1,586

Total Common Stocks (Cost $49,814)		70,664

INVESTMENT COMPANIES - 3.4%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(1) (2)	2,496,897	2,497

Total Investment Companies (Cost $2,497)		2,497

Total Investments - 100.5% (Cost $52,311)		73,161

Liabilities less Other Assets - (0.5%)		(339)

NET ASSETS - 100.0%		$72,822

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2017 is disclosed.

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued	JUNE 30, 2017 (UNAUDITED)

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	1.2%
Health Care	39.7
Information Technology	59.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$70,664	$—	$—	$70,664
Investment Companies	2,497	—	—	2,497

Total Investments	$73,161	$—	$—	$73,161

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$52,418

Gross tax appreciation of investments	$22,884
Gross tax depreciation of investments	(2,141)

Net tax appreciation of investments	$20,743

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$457	$10,331	$8,291	$3	$2,497

EQUITY FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.1%(1)
Brazil - 3.9%
Ambev S.A.	2,107,960	$11,701
Ambev S.A. ADR	301,954	1,658
Banco Bradesco S.A.*	468,749	3,922
Banco do Brasil S.A.*	439,644	3,559
Banco Santander Brasil S.A.	184,636	1,399
Banco Santander Brasil S.A. ADR	28,083	212
BB Seguridade Participacoes S.A.	357,701	3,090
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros*	1,054,182	6,240
BR Malls Participacoes S.A.	422,291	1,522
BRF S.A.*	228,320	2,696
CCR S.A.	619,100	3,155
Centrais Eletricas Brasileiras S.A.*	110,400	416
Cia de Saneamento Basico do Estado de Sao Paulo*	175,471	1,665
Cia Siderurgica Nacional S.A.*	312,790	680
Cielo S.A.	625,939	4,667
Cosan S.A. Industria e Comercio	81,847	852
CPFL Energia S.A.	128,621	1,029
Duratex S.A.	151,650	371
EDP - Energias do Brasil S.A.*	157,139	670
Embraer S.A.	336,862	1,538
Engie Brasil Energia S.A.	85,338	882
Equatorial Energia S.A.	100,414	1,649
Fibria Celulose S.A.	127,317	1,303
Hypermarcas S.A.	179,458	1,501
JBS S.A.	411,736	819
Klabin S.A.	298,941	1,465
Kroton Educacional S.A.	703,152	3,150
Localiza Rent a Car S.A.*	88,430	1,209
Lojas Americanas S.A.*	88,320	323
Lojas Renner S.A.	361,414	3,000
M Dias Branco S.A.*	53,700	803
Multiplan Empreendimentos Imobiliarios S.A.*	44,446	876
Natura Cosmeticos S.A.	91,214	705
Odontoprev S.A.	127,050	446
Petroleo Brasileiro S.A.*	1,374,278	5,505
Petroleo Brasileiro S.A. ADR*	76,267	609
Porto Seguro S.A.*	56,308	520
Qualicorp S.A.	113,400	988
Raia Drogasil S.A.*	118,507	2,522
Rumo S.A.*	419,300	1,092
Sul America S.A.	86,686	464
TIM Participacoes S.A.	437,836	1,302
Transmissora Alianca de Energia Eletrica S.A.	91,500	614
Ultrapar Participacoes S.A.	185,124	4,375
Vale S.A.*	571,962	5,010
Vale S.A. ADR*	84,210	737
WEG S.A.	292,580	1,565

		94,476

Chile - 1.0%
AES Gener S.A.	1,571,229	554
Aguas Andinas S.A., Class A	1,303,031	764
Banco de Chile	12,591,638	1,650
Banco de Credito e Inversiones	19,650	1,100
Banco Santander Chile	33,297,734	2,120
Banco Santander Chile ADR	1,400	36
Cencosud S.A.	729,366	1,942
Cia Cervecerias Unidas S.A.	78,626	1,034
Colbun S.A.	3,957,303	847
Empresa Nacional de Telecomunicaciones S.A.	80,136	871
Empresas CMPC S.A.	646,174	1,548
Empresas COPEC S.A.	232,761	2,547
Enel Americas S.A.	14,728,145	2,795
Enel Americas S.A. ADR	3,072	29
Enel Chile S.A.	9,669,606	1,062
Enel Chile S.A. ADR	3,072	17
Enel Generacion Chile S.A.	1,531,861	1,157
Enel Generacion Chile S.A. ADR	3,800	86
Itau CorpBanca	75,191,838	670
Latam Airlines Group S.A.	157,825	1,755
S.A.C.I. Falabella	311,290	2,549

		25,133

China - 23.3%
3SBio, Inc.* (2)	526,500	699
58.com, Inc. ADR*	46,000	2,029
AAC Technologies Holdings, Inc.	383,500	4,776
Agricultural Bank of China Ltd., Class H	13,308,367	6,292
Air China Ltd., Class H	980,705	1,011
Alibaba Group Holding Ltd. ADR*	578,175	81,465
Aluminum Corp. of China Ltd., Class H*	2,099,435	1,083
Anhui Conch Cement Co. Ltd., Class H	633,075	2,202
ANTA Sports Products Ltd.	542,432	1,793
Autohome, Inc. ADR*	26,300	1,193

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.1%(1) continued
China - 23.3% continued
AviChina Industry & Technology Co. Ltd., Class H	1,123,313	$659
Baidu, Inc. ADR*	139,600	24,969
Bank of China Ltd., Class H	40,570,652	19,911
Bank of Communications Co. Ltd., Class H	4,505,117	3,180
Beijing Capital International Airport Co. Ltd., Class H	752,000	1,060
Belle International Holdings Ltd.	3,244,000	2,560
BYD Co. Ltd., Class H	323,699	1,986
CGN Power Co. Ltd., Class H(2)	5,338,000	1,491
China Cinda Asset Management Co. Ltd., Class H	4,445,000	1,657
China CITIC Bank Corp. Ltd., Class H	4,526,286	2,771
China Coal Energy Co. Ltd., Class H	1,068,232	517
China Communications Construction Co. Ltd., Class H	2,261,287	2,915
China Communications Services Corp. Ltd., Class H	1,263,035	728
China Conch Venture Holdings Ltd.	823,500	1,508
China Construction Bank Corp., Class H	42,994,693	33,329
China Everbright Bank Co. Ltd., Class H	1,466,000	685
China Everbright International Ltd.	1,242,000	1,549
China Evergrande Group*	2,100,400	3,773
China Galaxy Securities Co. Ltd., Class H	1,684,000	1,510
China Huarong Asset Management Co. Ltd., Class H(2)	3,164,000	1,228
China Huishan Dairy Holdings Co. Ltd.	1,922,380	103
China Life Insurance Co. Ltd., Class H	3,797,544	11,616
China Longyuan Power Group Corp. Ltd., Class H	1,601,473	1,165
China Medical System Holdings Ltd.	650,000	1,124
China Mengniu Dairy Co. Ltd.*	1,392,870	2,732
China Merchants Bank Co. Ltd., Class H	1,987,433	5,997
China Minsheng Banking Corp. Ltd., Class H	2,831,712	2,825
China National Building Material Co. Ltd., Class H	1,508,000	897
China Oilfield Services Ltd., Class H	900,757	722
China Pacific Insurance Group Co. Ltd., Class H	1,342,337	5,485
China Petroleum & Chemical Corp., Class H	13,014,628	10,152
China Railway Construction Corp. Ltd., Class H	1,018,000	1,328
China Railway Group Ltd., Class H	2,013,827	1,587
China Shenhua Energy Co. Ltd., Class H	1,739,636	3,873
China Southern Airlines Co. Ltd., Class H	960,530	812
China Telecom Corp. Ltd., Class H	7,096,339	3,372
China Vanke Co. Ltd., Class H	599,972	1,698
Chongqing Changan Automobile Co. Ltd., Class B	418,600	552
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,343,434	907
CITIC Securities Co. Ltd., Class H	1,161,000	2,401
CNOOC Ltd.	9,109,433	9,995
Country Garden Holdings Co. Ltd.	2,727,303	3,163
CRRC Corp. Ltd., Class H	2,129,991	1,916
CSPC Pharmaceutical Group Ltd.	2,164,000	3,161
Ctrip.com International Ltd. ADR*	190,411	10,256
Dongfeng Motor Group Co. Ltd., Class H	1,403,169	1,659
ENN Energy Holdings Ltd.	383,279	2,318
Fosun International Ltd.	1,324,865	2,070
Fuyao Glass Industry Group Co. Ltd., Class H(2)	252,000	965
Geely Automobile Holdings Ltd.	2,501,641	5,398
GF Securities Co. Ltd., Class H	702,400	1,411
GOME Electrical Appliances Holding Ltd.	5,469,970	673
Great Wall Motor Co. Ltd., Class H	1,566,296	1,934
Guangzhou Automobile Group Co. Ltd., Class H	1,061,760	1,869
Guangzhou R&F Properties Co. Ltd., Class H	477,614	743
Haitian International Holdings Ltd.	340,000	954
Haitong Securities Co. Ltd., Class H	1,650,033	2,667
Hengan International Group Co. Ltd.	368,898	2,722
Huaneng Power International, Inc., Class H	2,130,501	1,479
Huaneng Renewables Corp. Ltd., Class H	2,390,357	738
Huatai Securities Co. Ltd., Class H(2)	828,200	1,591
Industrial & Commercial Bank of China Ltd., Class H	37,686,023	25,447
JD.com, Inc. ADR*	334,800	13,131

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.1%(1) continued
China - 23.3% continued
Jiangsu Expressway Co. Ltd., Class H	652,000	$920
Jiangxi Copper Co. Ltd., Class H	663,000	1,089
Kingsoft Corp. Ltd.	391,903	1,019
Lenovo Group Ltd.	3,680,000	2,324
Longfor Properties Co. Ltd.	739,231	1,589
Minth Group Ltd.	344,000	1,459
Momo, Inc. ADR*	44,500	1,645
NetEase, Inc. ADR	40,600	12,206
New China Life Insurance Co. Ltd., Class H	398,452	2,027
New Oriental Education & Technology Group, Inc. ADR*	68,100	4,800
People’s Insurance Co. Group of China (The) Ltd., Class H	3,602,535	1,514
PetroChina Co. Ltd., Class H	10,749,438	6,586
PICC Property & Casualty Co. Ltd., Class H	2,352,906	3,930
Ping An Insurance Group Co. of China Ltd., Class H	2,661,906	17,550
Semiconductor Manufacturing International Corp.*	1,419,500	1,646
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	932,116	732
Shanghai Electric Group Co. Ltd., Class H*	1,482,000	712
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	243,000	942
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	491,234	788
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	361,500	1,077
Shenzhou International Group Holdings Ltd.	284,000	1,868
Sihuan Pharmaceutical Holdings Group Ltd.	1,895,000	794
SINA Corp.*	28,849	2,451
Sino-Ocean Group Holding Ltd.	1,488,048	728
Sinopec Engineering Group Co. Ltd., Class H	649,000	585
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,828,005	979
Sinopharm Group Co. Ltd., Class H	608,714	2,760
SOHO China Ltd.*	1,020,278	503
Sunac China Holdings Ltd.	1,000,000	2,091
Sunny Optical Technology Group Co. Ltd.	362,625	3,249
TAL Education Group ADR	23,300	2,850
Tencent Holdings Ltd.	2,906,868	103,732
Tingyi Cayman Islands Holding Corp.	1,020,435	1,210
TravelSky Technology Ltd., Class H	487,000	1,436
Tsingtao Brewery Co. Ltd., Class H	189,767	840
Vipshop Holdings Ltd. ADR*	207,200	2,186
Want Want China Holdings Ltd.	2,541,870	1,716
Weibo Corp. ADR*	16,555	1,100
Weichai Power Co. Ltd., Class H	1,021,812	896
Yanzhou Coal Mining Co. Ltd., Class H	999,138	896
YY, Inc. ADR*	16,200	940
Zhejiang Expressway Co. Ltd., Class H	753,294	984
Zhuzhou CRRC Times Electric Co. Ltd., Class H	282,474	1,386
Zijin Mining Group Co. Ltd., Class H	2,988,162	986
ZTE Corp., Class H*	357,117	853

		568,711

Colombia - 0.3%
Bancolombia S.A.	115,732	1,199
Cementos Argos S.A.	239,456	930
Ecopetrol S.A.	2,354,599	1,070
Ecopetrol S.A. ADR	5,700	52
Grupo Argos S.A.	153,738	1,059
Grupo de Inversiones Suramericana S.A.	118,045	1,531
Interconexion Electrica S.A. ESP	194,366	851

		6,692

Czech Republic - 0.2%
CEZ A.S.	84,800	1,478
Komercni banka A.S.	39,920	1,602
Moneta Money Bank A.S.(2)	254,283	852
O2 Czech Republic A.S.	34,886	414

		4,346

Egypt - 0.1%
Commercial International Bank Egypt S.A.E.	531,954	2,347
Egyptian Financial Group-Hermes Holding Co. S.A.E.	270,426	365
Global Telecom Holding S.A.E.*	1,005,825	385

		3,097

Greece - 0.4%
Alpha Bank A.E.*	697,243	1,721
Eurobank Ergasias S.A.*	949,922	1,062

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.1%(1) continued
Greece - 0.4% continued
FF Group*	16,572	$405
Hellenic Telecommunications Organization S.A.	127,228	1,532
JUMBO S.A.	53,700	981
National Bank of Greece S.A.*	2,742,249	1,044
OPAP S.A.	116,750	1,320
Piraeus Bank S.A.*	2,854,247	700
Titan Cement Co. S.A.	24,953	706

		9,471

Hong Kong - 3.7%
Alibaba Health Information Technology Ltd.*	1,658,000	790
Alibaba Pictures Group Ltd.*	6,360,000	1,059
Beijing Enterprises Holdings Ltd.	261,771	1,262
Beijing Enterprises Water Group Ltd.*	2,443,886	1,897
Brilliance China Automotive Holdings Ltd.	1,533,944	2,794
China Everbright Ltd.	485,110	1,057
China Gas Holdings Ltd.	879,495	1,776
China Jinmao Holdings Group Ltd.	1,845,791	761
China Merchants Port Holdings Co. Ltd.	663,198	1,839
China Mobile Ltd.	3,138,508	33,242
China Overseas Land & Investment Ltd.	1,951,695	5,714
China Power International Development Ltd.	1,796,000	637
China Resources Beer Holdings Co. Ltd.	834,948	2,107
China Resources Gas Group Ltd.	457,958	1,567
China Resources Land Ltd.	1,419,432	4,138
China Resources Power Holdings Co. Ltd.	971,735	1,907
China State Construction International Holdings Ltd.	902,534	1,545
China Taiping Insurance Holdings Co. Ltd.	823,504	2,087
China Unicom Hong Kong Ltd.*	3,044,494	4,541
CITIC Ltd.	2,958,803	4,450
COSCO SHIPPING Ports Ltd.	882,004	1,037
Far East Horizon Ltd.	1,030,000	898
Fullshare Holdings Ltd.*	3,505,000	1,403
GCL-Poly Energy Holdings Ltd.*	6,955,810	757
Guangdong Investment Ltd.	1,434,514	1,977
Haier Electronics Group Co. Ltd.*	637,000	1,657
Kunlun Energy Co. Ltd.	1,667,230	1,416
Nine Dragons Paper Holdings Ltd.	855,923	1,141
Shanghai Industrial Holdings Ltd.	242,043	718
Shimao Property Holdings Ltd.	595,403	1,019
Sino Biopharmaceutical Ltd.	2,262,000	2,000
Sun Art Retail Group Ltd.	1,257,500	1,002

		90,195

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	23,812	1,874
OTP Bank PLC	120,982	4,047
Richter Gedeon Nyrt.	72,281	1,889

		7,810

India - 8.6%
ACC Ltd.	24,076	584
Adani Ports & Special Economic Zone Ltd.*	368,552	2,074
Ambuja Cements Ltd.	310,850	1,184
Apollo Hospitals Enterprise Ltd.*	41,409	816
Ashok Leyland Ltd.	612,834	888
Asian Paints Ltd.	147,463	2,518
Aurobindo Pharma Ltd.	136,358	1,442
Axis Bank Ltd.	853,066	6,823
Bajaj Auto Ltd.	43,178	1,865
Bajaj Finance Ltd.	83,195	1,766
Bajaj Finserv Ltd.	19,823	1,262
Bharat Forge Ltd.	52,495	889
Bharat Heavy Electricals Ltd.	309,723	647
Bharat Petroleum Corp. Ltd.	256,384	2,538
Bharti Airtel Ltd.	613,129	3,602
Bharti Infratel Ltd.	281,466	1,628
Bosch Ltd.	3,679	1,328
Cadila Healthcare Ltd.	106,544	864
Cipla Ltd.	178,867	1,537
Coal India Ltd.	352,139	1,331
Container Corp. of India Ltd.	21,979	390
Dabur India Ltd.	274,859	1,243
Dr. Reddy’s Laboratories Ltd.	43,516	1,809
Dr. Reddy’s Laboratories Ltd. ADR	15,005	632
Eicher Motors Ltd.*	6,826	2,850
GAIL India Ltd.	257,305	1,437
Glenmark Pharmaceuticals Ltd.	72,422	709
Godrej Consumer Products Ltd.	120,990	1,813
Grasim Industries Ltd.	142,770	2,743
Havells India Ltd.	133,854	954
HCL Technologies Ltd.	286,781	3,774
Hero MotoCorp Ltd.	25,107	1,437

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.1%(1) continued
India - 8.6% continued
Hindalco Industries Ltd.	591,501	$1,743
Hindustan Petroleum Corp. Ltd.	205,333	1,622
Hindustan Unilever Ltd.	330,568	5,519
Housing Development Finance Corp. Ltd.	769,428	19,187
ICICI Bank Ltd.	919,440	4,136
ICICI Bank Ltd. ADR	143,391	1,286
Idea Cellular Ltd.	722,660	951
IDFC Bank Ltd.	718,584	607
Indiabulls Housing Finance Ltd.	162,129	2,700
Indian Oil Corp. Ltd.	296,413	1,765
Infosys Ltd.	816,351	11,862
Infosys Ltd. ADR	121,548	1,826
ITC Ltd.	1,731,730	8,676
JSW Steel Ltd.	427,429	1,344
Larsen & Toubro Ltd.	155,361	4,062
Larsen & Toubro Ltd. GDR (Registered)	7,050	183
LIC Housing Finance Ltd.	150,173	1,725
Lupin Ltd.	113,135	1,856
Mahindra & Mahindra Financial Services Ltd.	138,623	739
Mahindra & Mahindra Ltd.	190,661	3,980
Marico Ltd.	225,888	1,098
Maruti Suzuki India Ltd.	53,845	6,016
Motherson Sumi Systems Ltd.*	212,183	1,518
Nestle India Ltd.	12,043	1,255
NTPC Ltd.	838,943	2,061
Oil & Natural Gas Corp.Ltd.	659,237	1,603
Piramal Enterprises Ltd.*	39,153	1,693
Power Finance Corp. Ltd.	329,786	625
Reliance Industries Ltd.*	556,417	11,856
Reliance Industries Ltd. GDR* (2)	53,026	2,252
Rural Electrification Corp. Ltd.	348,226	926
Shree Cement Ltd.	4,182	1,097
Shriram Transport Finance Co. Ltd.	73,844	1,141
Siemens Ltd.	35,233	728
State Bank of India	877,432	3,717
Sun Pharmaceutical Industries Ltd.	492,307	4,232
Tata Consultancy Services Ltd.	241,141	8,814
Tata Motors Ltd.	769,547	5,127
Tata Motors Ltd. ADR	7,068	233
Tata Motors Ltd., Class A (Differential Voting Rights)	204,333	833
Tata Power (The) Co. Ltd.	596,277	743
Tata Steel Ltd.	157,151	1,326
Tech Mahindra Ltd.	240,037	1,418
Titan Co. Ltd.*	156,213	1,266
UltraTech Cement Ltd.	44,511	2,725
United Spirits Ltd.*	29,144	1,081
UPL Ltd.	182,417	2,377
Vedanta Ltd.	753,862	2,902
Wipro Ltd.	591,600	2,363
Wipro Ltd. ADR	31,080	162
Yes Bank Ltd.	173,074	3,915
Zee Entertainment Enterprises Ltd.	268,885	2,045

		210,294

Indonesia - 2.4%
Adaro Energy Tbk PT	7,508,920	895
AKR Corporindo Tbk PT	891,300	436
Astra International Tbk PT	10,203,560	6,822
Bank Central Asia Tbk PT	5,003,492	6,817
Bank Danamon Indonesia Tbk PT	1,810,443	701
Bank Mandiri Persero Tbk PT	4,705,755	4,490
Bank Negara Indonesia Persero Tbk PT	3,837,709	1,898
Bank Rakyat Indonesia Persero Tbk PT	5,628,758	6,428
Bumi Serpong Damai Tbk PT	4,046,700	555
Charoen Pokphand Indonesia Tbk PT	3,874,235	923
Gudang Garam Tbk PT	243,215	1,428
Hanjaya Mandala Sampoerna Tbk PT	4,824,900	1,391
Indocement Tunggal Prakarsa Tbk PT	960,803	1,329
Indofood CBP Sukses Makmur Tbk PT	1,250,900	825
Indofood Sukses Makmur Tbk PT	2,308,771	1,487
Jasa Marga Persero Tbk PT	893,527	359
Kalbe Farma Tbk PT	11,114,980	1,355
Lippo Karawaci Tbk PT	6,687,900	331
Matahari Department Store Tbk PT	1,284,073	1,364
Media Nusantara Citra Tbk PT	2,763,600	382
Pakuwon Jati Tbk PT	11,510,000	530
Perusahaan Gas Negara Persero Tbk	5,043,312	852
Semen Indonesia Persero Tbk PT	1,554,655	1,165
Summarecon Agung Tbk PT	5,356,865	518
Surya Citra Media Tbk PT	3,060,900	594
Telekomunikasi Indonesia Persero Tbk PT	25,412,762	8,596
Tower Bersama Infrastructure Tbk PT	994,300	507
Unilever Indonesia Tbk PT	781,028	2,858
United Tractors Tbk PT	821,571	1,692

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.1%(1) continued
Indonesia - 2.4% continued
Waskita Karya Persero Tbk PT	2,354,400	$411
XL Axiata Tbk PT*	1,813,575	464

		58,403

Malaysia - 2.3%
AirAsia Bhd.	811,000	614
Alliance Financial Group Bhd.	498,600	446
AMMB Holdings Bhd.	872,937	992
Astro Malaysia Holdings Bhd.	760,200	448
Axiata Group Bhd.	1,389,470	1,563
British American Tobacco Malaysia Bhd.	76,500	774
CIMB Group Holdings Bhd.	1,842,430	2,824
Dialog Group Bhd.	1,486,544	665
DiGi.Com Bhd.	1,621,500	1,889
Felda Global Ventures Holdings Bhd.	695,700	278
Gamuda Bhd.	901,400	1,155
Genting Bhd.	1,151,900	2,527
Genting Malaysia Bhd.	1,526,200	1,957
Genting Plantations Bhd.	113,000	291
HAP Seng Consolidated Bhd.	330,000	710
Hartalega Holdings Bhd.	321,000	552
Hong Leong Bank Bhd.	338,498	1,236
Hong Leong Financial Group Bhd.	111,928	438
IHH Healthcare Bhd.	1,077,500	1,444
IJM Corp. Bhd.	1,523,640	1,229
IOI Corp. Bhd.	1,173,540	1,217
IOI Properties Group Bhd.	799,960	411
Kuala Lumpur Kepong Bhd.	251,450	1,458
Malayan Banking Bhd.	1,813,487	4,068
Malaysia Airports Holdings Bhd.	432,093	862
Maxis Bhd.	972,851	1,258
MISC Bhd.	670,760	1,166
Petronas Chemicals Group Bhd.	1,232,500	2,039
Petronas Dagangan Bhd.	132,100	742
Petronas Gas Bhd.	358,000	1,548
PPB Group Bhd.	252,200	1,009
Public Bank Bhd.	1,483,661	7,023
RHB Bank Bhd.	388,646	458
RHB Capital Bhd.* (3)	297,992	—
Sapura Energy Bhd.	1,951,500	723
Sime Darby Bhd.	1,206,328	2,670
Telekom Malaysia Bhd.	601,986	934
Tenaga Nasional Bhd.	1,726,750	5,688
UMW Holdings Bhd.*	225,200	314
Westports Holdings Bhd.	490,800	416
YTL Corp. Bhd.	2,161,780	735
YTL Power International Bhd.	997,013	337

		57,108

Mexico - 3.6%
Alfa S.A.B. de C.V., Series A	1,561,880	2,216
America Movil S.A.B. de C.V., Series L	17,075,806	13,699
Arca Continental S.A.B. de C.V.	221,684	1,668
Cemex S.A.B. de C.V., Series CPO*	7,423,278	6,986
Coca-Cola Femsa S.A.B. de C.V., Series L	253,022	2,146
El Puerto de Liverpool S.A.B. de C.V., Series C1	92,870	733
Fibra Uno Administracion S.A. de C.V.	1,317,900	2,494
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	992,077	9,770
Gentera S.A.B. de C.V.	534,472	802
Gruma S.A.B. de C.V., Series B	113,550	1,481
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	182,452	2,056
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	106,165	2,239
Grupo Bimbo S.A.B. de C.V., Series A	858,128	2,163
Grupo Carso S.A.B. de C.V., Series A1	227,373	961
Grupo Financiero Banorte S.A.B. de C.V., Series O	1,272,718	8,075
Grupo Financiero Inbursa S.A.B. de C.V., Series O	1,180,743	2,015
Grupo Financiero Santander Mexico S.A.B. de C.V., Series B	922,000	1,784
Grupo Lala S.A.B. de C.V.	329,480	604
Grupo Mexico S.A.B. de C.V., Series B	1,941,736	5,455
Grupo Televisa S.A.B., Series CPO	1,248,614	6,092
Industrias Penoles S.A.B. de C.V.	72,937	1,650
Infraestructura Energetica Nova S.A.B. de C.V.	278,500	1,484
Kimberly-Clark de Mexico S.A.B. de C.V., Series A	775,127	1,641
Mexichem S.A.B. de C.V.	527,880	1,414
OHL Mexico S.A.B. de C.V.	425,500	614
Promotora y Operadora de Infraestructura S.A.B. de C.V.	115,135	1,375
Wal-Mart de Mexico S.A.B. de C.V.	2,672,137	6,196

		87,813

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.1%(1) continued
Pakistan - 0.1%
Engro Corp. Ltd.	132,800	$413
Habib Bank Ltd.	297,500	764
Lucky Cement Ltd.	65,600	523
MCB Bank Ltd.	197,500	396
Oil & Gas Development Co. Ltd.	327,100	439
United Bank Ltd.	248,300	557

		3,092

Peru - 0.4%
Cia de Minas Buenaventura S.A.A. ADR	100,606	1,157
Credicorp Ltd.	34,452	6,180
Southern Copper Corp.	43,827	1,518

		8,855

Philippines - 1.2%
Aboitiz Equity Ventures, Inc.	1,019,199	1,535
Aboitiz Power Corp.	727,244	561
Alliance Global Group, Inc.	2,017,924	572
Ayala Corp.	127,247	2,145
Ayala Land, Inc.	3,756,780	2,960
Bank of the Philippine Islands	415,893	857
BDO Unibank, Inc.	1,005,869	2,473
DMCI Holdings, Inc.	2,161,700	604
Energy Development Corp.	5,091,450	611
Globe Telecom, Inc.	17,895	726
GT Capital Holdings, Inc.	43,860	1,053
International Container Terminal Services, Inc.	272,810	529
JG Summit Holdings, Inc.	1,469,311	2,357
Jollibee Foods Corp.	229,493	929
Megaworld Corp.	5,504,000	469
Metro Pacific Investments Corp.	7,057,200	894
Metropolitan Bank & Trust Co.	341,858	593
PLDT, Inc.	43,790	1,560
Robinsons Land Corp.	886,400	427
Security Bank Corp.	52,550	226
SM Investments Corp.	121,657	1,945
SM Prime Holdings, Inc.	4,432,113	2,899
Universal Robina Corp.	455,320	1,470

		28,395

Poland - 1.3%
Alior Bank S.A.*	48,383	807
Bank Handlowy w Warszawie S.A.	15,809	293
Bank Millennium S.A.*	331,701	666
Bank Pekao S.A.	80,434	2,708
Bank Zachodni WBK S.A.	17,505	1,615
CCC S.A.	13,613	826
Cyfrowy Polsat S.A.*	111,998	745
Eurocash S.A.	37,675	316
Grupa Azoty S.A.	21,458	367
Grupa Lotos S.A.*	47,033	647
Jastrzebska Spolka Weglowa S.A.*	28,293	565
KGHM Polska Miedz S.A.	71,283	2,125
LPP S.A.	646	1,245
mBank S.A.*	7,937	989
Orange Polska S.A.*	348,554	483
PGE Polska Grupa Energetyczna S.A.	423,130	1,381
Polski Koncern Naftowy ORLEN S.A.	153,296	4,624
Polskie Gornictwo Naftowe i Gazownictwo S.A.	897,706	1,529
Powszechna Kasa Oszczednosci Bank Polski S.A.*	480,117	4,463
Powszechny Zaklad Ubezpieczen S.A.	309,249	3,717
Synthos S.A.	273,252	358
Tauron Polska Energia S.A.*	595,353	575

		31,044

Qatar - 0.6%
Barwa Real Estate Co.	38,778	342
Commercial Bank (The) QSC*	105,766	875
Doha Bank QSC	79,759	665
Ezdan Holding Group QSC	410,193	1,411
Industries Qatar QSC	77,400	2,024
Masraf Al Rayan QSC	188,341	2,033
Ooredoo QSC	42,387	1,063
Qatar Electricity & Water Co. QSC	14,464	750
Qatar Gas Transport Co. Ltd.	144,927	672
Qatar Insurance Co. S.A.Q.	71,446	1,316
Qatar Islamic Bank S.A.Q.	31,152	787
Qatar National Bank QPSC	116,472	4,074

		16,012

Romania - 0.1%
New Europe Property Investments PLC	117,873	1,491

Russia - 3.0%
Alrosa PJSC	1,311,911	1,925
Gazprom PJSC	973,594	1,956
Gazprom PJSC ADR	2,230,808	8,846
Inter RAO UES PJSC	16,326,000	1,061

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.1%(1) continued
Russia - 3.0% continued
LUKOIL PJSC	47,364	$2,307
LUKOIL PJSC ADR	161,150	7,860
Lukoil PJSC ADR (OTC Exchange)	8,433	411
Magnit PJSC	3,011	469
Magnit PJSC GDR (Registered) (London Stock Exchange)	141,728	4,824
MMC Norilsk Nickel PJSC	9,737	1,332
MMC Norilsk Nickel PJSC ADR	105,708	1,462
MMC Norilsk Nickel PJSC ADR (OTC Exchange)	80,388	1,104
Mobile TeleSystems PJSC ADR	253,850	2,127
Moscow Exchange MICEX-RTS PJSC	744,446	1,317
Novatek PJSC GDR (Registered)	46,356	5,176
Novolipetsk Steel PJSC	606,930	1,190
PhosAgro PJSC GDR (Registered)	60,078	800
Rosneft Oil Co.PJSC	125,735	689
Rosneft Oil Co. PJSC GDR (Registered)	469,989	2,556
Rostelecom PJSC	382,937	463
Rostelecom PJSC ADR	10,070	73
RusHydro PJSC	21,473,245	290
RusHydro PJSC ADR	266,069	341
Sberbank of Russia PJSC	56,000	138
Sberbank of Russia PJSC	4,861,072	11,999
Sberbank of Russia PJSC ADR	148,057	1,534
Severstal PJSC	13,470	177
Severstal PJSC GDR (Registered)	71,003	934
Sistema PJSC FC GDR (Registered)	90,468	378
Surgutneftegas OJSC	742,367	323
Surgutneftegas OJSC ADR	172,604	743
Surgutneftegas OJSC ADR (OTC Exchange)	120,622	517
Tatneft PJSC	298,978	1,904
Tatneft PJSC ADR	78,260	2,960
Tatneft PJSC ADR	1,663	63
VTB Bank PJSC	1,837,126,738	1,994
VTB Bank PJSC GDR(2)	11,036	24
VTB Bank PJSC GDR (Registered)	384,561	809

		73,076

South Africa - 6.4%
Anglo American Platinum Ltd.*	29,422	675
AngloGold Ashanti Ltd.	207,467	2,024
Aspen Pharmacare Holdings Ltd.	198,649	4,359
Barclays Africa Group Ltd.	345,162	3,791
Bid Corp. Ltd.	171,607	3,929
Bidvest Group (The) Ltd.	170,800	2,057
Brait S.E.*	184,133	852
Capitec Bank Holdings Ltd.	20,982	1,332
Coronation Fund Managers Ltd.	114,218	569
Discovery Ltd.	179,475	1,755
Exxaro Resources Ltd.	102,207	726
FirstRand Ltd.	1,717,862	6,195
Fortress Income Fund Ltd.	409,838	1,087
Fortress Income Fund Ltd., Class A	522,810	686
Foschini Group (The) Ltd.	109,595	1,151
Gold Fields Ltd.	416,352	1,436
Growthpoint Properties Ltd.	1,080,477	2,022
Hyprop Investments Ltd.	128,645	1,148
Impala Platinum Holdings Ltd.*	331,295	934
Imperial Holdings Ltd.	78,031	960
Investec Ltd.	136,589	1,008
Liberty Holdings Ltd.	62,617	539
Life Healthcare Group Holdings Ltd.	656,542	1,287
Massmart Holdings Ltd.	58,789	474
MMI Holdings Ltd.	472,501	732
Mondi Ltd.	61,124	1,586
Mr Price Group Ltd.	125,167	1,493
MTN Group Ltd.	864,351	7,537
Naspers Ltd., Class N	224,121	43,588
Nedbank Group Ltd.	113,491	1,812
Netcare Ltd.	512,032	1,007
Pick n Pay Stores Ltd.	191,455	864
Pioneer Foods Group Ltd.	67,825	703
PSG Group Ltd.	46,990	862
Rand Merchant Investment Holdings Ltd.	348,087	1,038
Redefine Properties Ltd.	2,553,853	2,054
Remgro Ltd.	271,047	4,422
Resilient REIT Ltd.	141,979	1,322
RMB Holdings Ltd.	355,642	1,598
Sanlam Ltd.	720,498	3,569
Sappi Ltd.	283,222	1,886
Sasol Ltd.	282,258	7,898
Shoprite Holdings Ltd.	220,281	3,357
Sibanye Gold Ltd.	880,128	1,012
SPAR Group (The) Ltd.	99,512	1,173
Standard Bank Group Ltd.	660,523	7,278
Steinhoff International Holdings N.V.	1,522,225	7,799
Telkom S.A. SOC Ltd.	138,928	654

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.1%(1) continued
South Africa - 6.4% continued
Tiger Brands Ltd.	83,444	$2,348
Truworths International Ltd.	228,218	1,247
Vodacom Group Ltd.	266,192	3,342
Woolworths Holdings Ltd.	503,882	2,376

		155,553

South Korea - 14.5%
Amorepacific Corp.	16,379	4,352
AMOREPACIFIC Group	14,787	1,679
BGF retail Co. Ltd.	11,287	997
BNK Financial Group, Inc.	136,275	1,302
Celltrion, Inc.*	40,678	4,091
Cheil Worldwide, Inc.	34,566	556
CJ CheilJedang Corp.	4,098	1,294
CJ Corp.	7,617	1,262
CJ E&M Corp.	9,903	656
CJ Korea Express Corp.*	3,966	626
Coway Co. Ltd.	27,073	2,461
Daelim Industrial Co. Ltd.	14,538	1,131
Daewoo Engineering & Construction Co. Ltd.*	66,362	440
DGB Financial Group, Inc.	88,952	917
Dongbu Insurance Co. Ltd.	25,612	1,523
Dongsuh Cos., Inc.	16,640	445
Doosan Bobcat, Inc.	17,345	540
Doosan Heavy Industries & Construction Co. Ltd.	26,239	480
E-MART, Inc.	10,646	2,182
GS Engineering & Construction Corp.*	26,856	717
GS Holdings Corp.	26,560	1,582
GS Retail Co. Ltd.	14,195	640
Hana Financial Group, Inc.	150,700	5,980
Hankook Tire Co. Ltd.	37,724	2,095
Hanmi Pharm Co. Ltd.*	3,122	1,016
Hanmi Science Co. Ltd.*	6,085	448
Hanon Systems	100,269	902
Hanssem Co. Ltd.	5,621	903
Hanwha Chemical Corp.	56,639	1,495
Hanwha Corp.	22,415	929
Hanwha Life Insurance Co. Ltd.	117,759	717
Hanwha Techwin Co. Ltd.*	19,516	760
Hotel Shilla Co. Ltd.	15,598	778
Hyosung Corp.	10,928	1,600
Hyundai Department Store Co. Ltd.	6,976	674
Hyundai Development Co. - Engineering & Construction	30,520	1,254
Hyundai Engineering & Construction Co. Ltd.	39,580	1,593
Hyundai Glovis Co. Ltd.	9,726	1,335
Hyundai Heavy Industries Co. Ltd.*	15,778	2,444
Hyundai Marine & Fire Insurance Co. Ltd.	32,685	1,125
Hyundai Mobis Co. Ltd.	34,763	7,594
Hyundai Motor Co.	78,726	10,975
Hyundai Robotics Co. Ltd.*	3,359	1,135
Hyundai Steel Co.	40,761	2,223
Hyundai Wia Corp.	7,992	488
Industrial Bank of Korea	132,568	1,648
Kakao Corp.	17,156	1,521
Kangwon Land, Inc.	59,838	1,823
KB Financial Group, Inc.	202,600	10,201
KCC Corp.	3,096	1,180
KEPCO Plant Service & Engineering Co. Ltd.	11,789	455
Kia Motors Corp.	134,946	4,510
Korea Aerospace Industries Ltd.	34,696	1,728
Korea Electric Power Corp.	130,641	4,662
Korea Gas Corp.*	14,539	676
Korea Investment Holdings Co. Ltd.	19,632	1,200
Korea Zinc Co. Ltd.	4,396	1,752
Korean Air Lines Co. Ltd.*	22,340	756
KT Corp.	7,884	225
KT Corp. ADR	6,526	109
KT&G Corp.	59,434	6,074
Kumho Petrochemical Co. Ltd.	8,968	576
LG Chem Ltd.	23,365	5,943
LG Corp.	48,522	3,271
LG Display Co. Ltd.	118,794	3,853
LG Electronics, Inc.	54,430	3,815
LG Household & Health Care Ltd.	4,797	4,163
LG Innotek Co. Ltd.	7,195	1,038
LG Uplus Corp.	60,663	829
Lotte Chemical Corp.	7,805	2,349
Lotte Chilsung Beverage Co. Ltd.	328	491
Lotte Confectionery Co. Ltd.	3,037	525
Lotte Shopping Co. Ltd.	6,385	1,694
Medy-Tox, Inc.	2,130	1,043
Mirae Asset Daewoo Co. Ltd.	184,805	1,785
NAVER Corp.	14,308	10,449

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.1%(1) continued
South Korea - 14.5% continued
NCSoft Corp.	8,961	$2,973
Netmarble Games Corp.* (2)	8,536	1,156
NH Investment & Securities Co. Ltd.	72,950	947
OCI Co. Ltd.	8,714	683
Orion Corp.	1,880	1,311
Ottogi Corp.	588	406
Pan Ocean Co. Ltd.*	105,029	485
POSCO	36,637	9,176
POSCO ADR	4,628	290
Posco Daewoo Corp.	17,653	344
S-1 Corp.	8,537	724
Samsung Biologics Co. Ltd.* (2) (4)	8,547	2,181
Samsung C&T Corp.	38,609	4,994
Samsung Card Co. Ltd.	14,240	485
Samsung Electro-Mechanics Co. Ltd.	28,511	2,542
Samsung Electronics Co. Ltd.	50,098	103,942
Samsung Fire & Marine Insurance Co. Ltd.	15,647	3,848
Samsung Heavy Industries Co. Ltd.*	131,207	1,428
Samsung Life Insurance Co. Ltd.	35,820	3,659
Samsung SDI Co. Ltd.	28,147	4,208
Samsung SDS Co. Ltd.	17,757	2,865
Samsung Securities Co. Ltd.	32,574	1,176
Shinhan Financial Group Co. Ltd.	217,656	9,396
Shinsegae, Inc.	3,918	785
SK Holdings Co. Ltd.	16,203	3,931
SK Hynix, Inc.	297,603	17,543
SK Innovation Co. Ltd.	33,161	4,594
SK Networks Co. Ltd.	65,606	358
SK Telecom Co. Ltd.	9,139	2,122
SK Telecom Co. Ltd. ADR	10,300	264
S-Oil Corp.	22,920	1,899
Woori Bank	156,488	2,527
Yuhan Corp.	4,393	945

		352,867

Taiwan - 12.2%
Acer, Inc.*	1,535,800	806
Advanced Semiconductor Engineering, Inc.	3,354,856	4,307
Advantech Co. Ltd.	179,551	1,270
Asia Cement Corp.	1,221,567	1,048
Asia Pacific Telecom Co. Ltd.*	1,028,000	369
Asustek Computer, Inc.	360,546	3,410
AU Optronics Corp.	4,374,215	1,999
Catcher Technology Co. Ltd.	335,111	3,992
Cathay Financial Holding Co. Ltd.	4,161,075	6,857
Chailease Holding Co. Ltd.	516,028	1,439
Chang Hwa Commercial Bank Ltd.	2,348,829	1,347
Cheng Shin Rubber Industry Co. Ltd.	989,184	2,105
Chicony Electronics Co. Ltd.	263,792	669
China Airlines Ltd.	1,453,307	441
China Development Financial Holding Corp.	6,925,868	2,011
China Life Insurance Co. Ltd.	1,751,650	1,745
China Steel Corp.	6,407,156	5,214
Chunghwa Telecom Co. Ltd.	1,936,493	6,871
Compal Electronics, Inc.	2,180,759	1,467
CTBC Financial Holding Co. Ltd.	8,935,878	5,861
Delta Electronics, Inc.	991,343	5,425
E.Sun Financial Holding Co. Ltd.	4,282,300	2,630
Eclat Textile Co. Ltd.	87,355	1,062
Eva Airways Corp.	1,081,406	535
Evergreen Marine Corp. Taiwan Ltd.*	848,752	431
Far Eastern New Century Corp.	1,686,789	1,369
Far EasTone Telecommunications Co. Ltd.	819,345	2,087
Feng TAY Enterprise Co. Ltd.	179,582	792
First Financial Holding Co. Ltd.	4,556,942	3,049
Formosa Chemicals & Fibre Corp.	1,500,499	4,711
Formosa Petrochemical Corp.	679,487	2,346
Formosa Plastics Corp.	2,107,682	6,424
Formosa Taffeta Co. Ltd.	358,827	360
Foxconn Technology Co. Ltd.	465,131	1,404
Fubon Financial Holding Co. Ltd.*	3,409,025	5,435
Giant Manufacturing Co. Ltd.	148,483	848
Globalwafers Co. Ltd.	73,000	510
Highwealth Construction Corp.	403,490	669
Hiwin Technologies Corp.	107,881	731
Hon Hai Precision Industry Co. Ltd.	7,968,596	30,462
Hotai Motor Co. Ltd.	139,900	1,747
HTC Corp.*	352,220	841
Hua Nan Financial Holdings Co. Ltd.	3,562,217	2,067
Innolux Corp.	4,536,900	2,372
Inventec Corp.	1,261,314	1,029
Largan Precision Co. Ltd.	50,835	8,080
Lite-On Technology Corp.	1,067,964	1,756
MediaTek, Inc.	766,334	6,564
Mega Financial Holding Co. Ltd.	5,534,543	4,604

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.1%(1) continued
Taiwan - 12.2% continued
Merida Industry Co. Ltd.	102,900	$552
Micro-Star International Co. Ltd.	354,000	822
Nan Ya Plastics Corp.	2,422,951	6,003
Nanya Technology Corp.	361,000	650
Nien Made Enterprise Co. Ltd.	73,000	811
Novatek Microelectronics Corp.	301,850	1,220
OBI Pharma, Inc.*	59,000	467
Pegatron Corp.	986,594	3,092
Phison Electronics Corp.	78,608	971
Pou Chen Corp.	1,140,093	1,576
Powertech Technology, Inc.	350,568	1,083
President Chain Store Corp.	290,220	2,601
Quanta Computer, Inc.	1,380,576	3,258
Realtek Semiconductor Corp.	239,457	857
Ruentex Development Co. Ltd.*	374,108	423
Ruentex Industries Ltd.	296,906	443
Shin Kong Financial Holding Co. Ltd.*	4,255,458	1,133
Siliconware Precision Industries Co. Ltd.	1,028,480	1,659
SinoPac Financial Holdings Co. Ltd.	5,249,948	1,605
Standard Foods Corp.	283,496	762
Synnex Technology International Corp.	744,940	835
TaiMed Biologics, Inc.*	89,000	540
Taishin Financial Holding Co. Ltd.	4,711,031	2,142
Taiwan Business Bank	2,031,937	568
Taiwan Cement Corp.	1,705,055	1,973
Taiwan Cooperative Financial Holding Co. Ltd.	3,955,111	2,100
Taiwan Fertilizer Co. Ltd.	401,000	532
Taiwan High Speed Rail Corp.	838,000	701
Taiwan Mobile Co. Ltd.	816,076	3,067
Taiwan Semiconductor Manufacturing Co. Ltd.	12,592,584	85,931
Teco Electric and Machinery Co. Ltd.	999,000	956
Transcend Information, Inc.	96,442	323
Uni-President Enterprises Corp.	2,474,150	4,962
United Microelectronics Corp.	6,138,043	2,976
Vanguard International Semiconductor Corp.	472,000	932
Wistron Corp.	1,312,388	1,338
WPG Holdings Ltd.	778,316	1,039
Ya Hsin Industrial Co. Ltd.* (3)	121,548	—
Yuanta Financial Holding Co. Ltd.	5,194,814	2,289
Yulon Motor Co. Ltd.	413,257	371
Zhen Ding Technology Holding Ltd.	217,850	517

		297,648

Thailand - 2.1%
Advanced Info Service PCL (Registered)	194,000	1,014
Advanced Info Service PCL NVDR	338,399	1,769
Airports of Thailand PCL NVDR	2,174,000	3,023
Bangkok Bank PCL (Registered)	118,000	685
Bangkok Bank PCL NVDR	14,100	77
Bangkok Dusit Medical Services PCL NVDR	2,014,400	1,139
Bangkok Expressway & Metro PCL NVDR	3,700,298	811
Banpu PCL (Registered)	233,500	114
Banpu PCL NVDR	804,520	393
BEC World PCL (Registered)	196,500	121
BEC World PCL NVDR	281,307	174
Berli Jucker PCL NVDR	626,700	880
BTS Group Holdings PCL NVDR	2,894,200	724
Bumrungrad Hospital PCL NVDR	187,487	947
Central Pattana PCL NVDR	676,500	1,379
Charoen Pokphand Foods PCL NVDR	1,411,457	1,031
CP ALL PCL (Registered)	905,200	1,672
CP ALL PCL NVDR	1,607,936	2,971
Delta Electronics Thailand PCL NVDR	262,000	670
Electricity Generating PCL NVDR	75,300	474
Energy Absolute PCL NVDR	584,700	594
Glow Energy PCL (Registered)	87,100	202
Glow Energy PCL NVDR	183,402	425
Home Product Center PCL NVDR	2,116,004	598
Indorama Ventures PCL NVDR	761,547	852
IRPC PCL (Registered)	1,860,900	293
IRPC PCL NVDR	3,103,281	488
Kasikornbank PCL (Registered)	191,500	1,124
Kasikornbank PCL NVDR	708,597	4,138
KCE Electronics PCL NVDR	149,100	476
Krung Thai Bank PCL (Registered)	699,750	387
Krung Thai Bank PCL NVDR	1,156,393	640
Minor International PCL NVDR	1,125,630	1,334
PTT Exploration & Production PCL (Registered)	242,500	616
PTT Exploration & Production PCL NVDR	473,043	1,200
PTT Global Chemical PCL (Registered)	189,814	383

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.1%(1) continued
Thailand - 2.1% continued
PTT Global Chemical PCL NVDR	922,976	$1,861
PTT PCL (Registered)	183,500	1,999
PTT PCL NVDR	354,700	3,863
Robinson Department Store PCL NVDR	241,500	414
Siam Cement (The) PCL (Registered)	51,000	757
Siam Cement (The) PCL NVDR	160,098	2,375
Siam Commercial Bank (The) PCL (Registered)	232,700	1,065
Siam Commercial Bank (The) PCL NVDR	664,876	3,042
Thai Oil PCL (Registered)	97,800	227
Thai Oil PCL NVDR	331,895	772
Thai Union Group PCL NVDR	937,800	583
TMB Bank PCL NVDR	6,995,000	474
True Corp. PCL NVDR*	4,986,752	910

		52,160

Turkey - 1.1%
Akbank T.A.S.	1,124,297	3,131
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	109,388	679
Arcelik A.S.	118,292	876
Aselsan Elektronik Sanayi Ve Ticaret A.S.	100,545	625
BIM Birlesik Magazalar A.S.	107,369	1,989
Coca-Cola Icecek A.S.	36,652	421
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.*	1,019,402	852
Eregli Demir ve Celik Fabrikalari T.A.S.	702,839	1,408
Ford Otomotiv Sanayi A.S.	38,626	471
Haci Omer Sabanci Holding A.S.	484,194	1,502
Is Gayrimenkul Yatirim Ortakligi A.S.(5)	1	—
KOC Holding A.S.	386,217	1,777
Petkim Petrokimya Holding A.S.	326,607	562
TAV Havalimanlari Holding A.S.	86,797	465
Tofas Turk Otomobil Fabrikasi A.S.	68,067	558
Tupras Turkiye Petrol Rafinerileri A.S.	63,164	1,817
Turk Hava Yollari A.O.*	269,862	617
Turk Telekomunikasyon A.S.*	255,023	452
Turkcell Iletisim Hizmetleri A.S.	454,259	1,493
Turkiye Garanti Bankasi A.S.	1,172,449	3,262
Turkiye Halk Bankasi A.S.	327,110	1,219
Turkiye Is Bankasi, Class C	827,552	1,752
Turkiye Sise ve Cam Fabrikalari A.S.	348,561	456
Turkiye Vakiflar Bankasi T.A.O., Class D	397,368	730
Ulker Biskuvi Sanayi A.S.	75,256	474
Yapi ve Kredi Bankasi A.S.*	425,620	543

		28,131

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC	1,082,528	2,056
Aldar Properties PJSC	1,650,490	1,030
DAMAC Properties Dubai Co. PJSC	965,117	828
DP World Ltd.	83,744	1,750
Dubai Islamic Bank PJSC	652,160	1,011
DXB Entertainments PJSC*	1,722,373	354
Emaar Malls PJSC	1,050,860	721
Emaar Properties PJSC	1,803,381	3,802
Emirates Telecommunications Group Co. PJSC	884,207	4,159
First Abu Dhabi Bank PJSC	726,034	2,075

		17,786

United States - 0.3%
Yum China Holdings, Inc.*	195,391	7,704

Total Common Stocks (Cost $1,788,911)		2,297,363

PREFERRED STOCKS - 3.8%(1)
Brazil - 2.6%
Banco Bradesco S.A.*	1,444,422	12,273
Banco Bradesco S.A. ADR*	117,525	999
Braskem S.A., Class A	86,441	895
Centrais Eletricas Brasileiras S.A., Class B*	117,641	579
Cia Brasileira de Distribuicao*	80,642	1,586
Cia Energetica de Minas Gerais	389,647	949
Cia Paranaense de Energia, Class B	56,144	415
Gerdau S.A.	471,161	1,465
Itau Unibanco Holding S.A.	1,651,093	18,316
Itausa - Investimentos Itau S.A.	2,027,939	5,521
Lojas Americanas S.A.*	370,030	1,553
Petroleo Brasileiro S.A.*	1,712,695	6,426
Petroleo Brasileiro S.A. ADR*	148,341	1,107
Suzano Papel e Celulose S.A., Class A	216,200	927
Telefonica Brasil S.A.	206,673	2,799
Telefonica Brasil S.A. ADR	22,109	298
Vale S.A.*	982,930	7,993

		64,101

EQUITY INDEX FUNDS     12     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 3.8%(1) continued
Chile - 0.1%
Embotelladora Andina S.A., Class B	141,976	$602
Sociedad Quimica y Minera de Chile S.A. ADR	3,193	105
Sociedad Quimica y Minera de Chile S.A., Class B	45,329	1,502

		2,209

Colombia - 0.2%
Bancolombia S.A.	206,007	2,290
Bancolombia S.A. ADR	6,452	287
Grupo Aval Acciones y Valores S.A.	1,794,160	739
Grupo de Inversiones Suramericana S.A.	58,831	747

		4,063

Russia - 0.1%
Surgutneftegas OJSC	2,158,137	1,043
Surgutneftegas OJSC ADR	140,161	690
Transneft PJSC	232	627

		2,360

South Korea - 0.8%
Amorepacific Corp.	4,463	725
Hyundai Motor Co. Ltd.	19,054	1,940
Hyundai Motor Co. Ltd. (Korea Exchange)	12,423	1,225
LG Chem Ltd.	4,039	713
LG Household & Health Care Ltd.	1,062	576
Samsung Electronics Co. Ltd.	9,042	14,698

		19,877

Total Preferred Stocks (Cost $100,731)		92,610

INVESTMENT COMPANIES - 1.5%
iShares MSCI Emerging Markets ETF	307,000	12,707
Northern Institutional Funds - Government Assets Portfolio, 0.75%(6) (7)	22,385,233	22,385

Total Investment Companies (Cost $35,066)		35,092

Total Investments - 99.4% (Cost $1,924,708)		2,425,065

Other Assets less Liabilities - 0.6%		15,567

NET ASSETS - 100.0%		$2,440,632

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Restricted security that has been deemed illiquid. At June 30, 2017, the value of these restricted illiquid securities amounted to approximately $2,181,000 or 0.1% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Samsung Biologics Co. Ltd.	11/30/16 - 3/16/17	$1,166

(5)	Value rounds to less than one thousand.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2017 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Korean Won	1,161,923	United States Dollar	1,030	9/20/2017	$14
BNP	Taiwan Dollar	6,124	United States Dollar	202	9/20/2017	—	*
JPMorgan Chase	Indian Rupee	10,016	United States Dollar	153	9/20/2017	—	*
Morgan Stanley	Brazilian Real	1,735	United States Dollar	517	9/20/2017	2

Total						$16

*	Value rounds to less than one thousand.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
mini MSCI Emerging Markets Index (United States Dollar)	733	$36,954	Long	9/17	$(117)

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

At June 30, 2017, the industry sectors (unaudited) for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.5%
Consumer Staples	6.8
Energy	6.5
Financials	24.0
Health Care	2.4
Industrials	5.7
Information Technology	26.4
Materials	7.1
Real Estate	2.6
Telecommunication Services	5.4
Utilities	2.6

Total	100.0%

At June 30, 2017, the Fund’s investments were denominated in the following currencies (unaudited):

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	20.7%
Korean Won	15.5
Taiwan Dollar	12.4
United States Dollar	10.4
Indian Rupee	8.5
South African Rand	6.5
Brazilian Real	6.4
All other currencies less than 5%	19.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$94,476	$—		$—	$94,476
Chile	25,133	—		—	25,133
China	162,199	406,512		—	568,711
Colombia	6,692	—		—	6,692
Egypt	750	2,347		—	3,097
India	4,139	206,155		—	210,294
Mexico	87,813	—		—	87,813
Peru	8,855	—		—	8,855
Russia	4,223	68,853		—	73,076
South Korea	2,954	349,913		—	352,867
United States	7,704	—		—	7,704
All Other Countries(1)	—	858,645		—	858,645

Total Common Stocks	404,938	1,892,425		—	2,297,363

Preferred Stocks
Russia	690	1,670		—	2,360
South Korea	—	19,877			19,877
All Other Countries(1)	70,373	—		—	70,373

Total Preferred Stocks	71,063	21,547		—	92,610

Investment Companies	35,092	—		—	35,092

Total Investments	$511,093	$1,913,972		$—	$2,425,065

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$16		$—	$16
Liabilities
Forward Foreign Currency Exchange Contracts	—	—	*	—	— *
Futures Contracts	(117)	—		—	(117)

Total Other Financial Instruments	$(117)	$16		$—	$(101)

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Egypt	$2,347	Valuations at official close price with foreign fair value adjustment
Greece	1,532	Valuations at official close price with foreign fair value adjustment
India	1,097	Valuations at official close price with foreign fair value adjustment
Malaysia	1,229	Valuations at official close price with foreign fair value adjustment

Total	$6,205

At June 30, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
China	$979	Valuations at official close price
Russia	63	Valuations at official close price

Total	$1,042

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,979,597

Gross tax appreciation of investments	$627,924
Gross tax depreciation of investments	(182,456)

Net tax appreciation of investments	$445,468

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$20,524	$93,097	$91,236	$29	$22,385

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2%(1)
Australia - 4.9%
BGP Holdings PLC(2)	6,535,576	$—
BWP Trust	586,536	1,342
Charter Hall Retail REIT	412,291	1,289
Cromwell Property Group	1,789,144	1,306
Dexus	1,219,374	8,878
Goodman Group	2,106,624	12,731
GPT Group (The)	2,172,435	7,991
Investa Office Fund	666,516	2,250
Mirvac Group	4,437,034	7,280
Scentre Group	6,137,813	19,087
Shopping Centres Australasia Property Group	896,995	1,509
Stockland	2,899,386	9,755
Vicinity Centres	3,928,230	7,756
Westfield Corp.	2,298,302	14,175

		95,349

Austria - 0.3%
BUWOG A.G.*	142,791	4,104
CA Immobilien Anlagen A.G.	82,734	2,018

		6,122

Belgium - 0.5%
Aedifica S.A.	21,395	1,866
Befimmo S.A.	22,692	1,349
Cofinimmo S.A.	24,123	2,967
Intervest Offices & Warehouses N.V.	19,280	493
Leasinvest Real Estate S.C.A.	2,442	287
Retail Estates N.V.	6,288	573
Warehouses De Pauw - CVA	19,392	2,038
Wereldhave Belgium N.V.	2,516	287

		9,860

Brazil - 0.6%
Aliansce Shopping Centers S.A.*	95,703	430
BR Malls Participacoes S.A.	998,713	3,599
BR Properties S.A.	105,052	286
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	342,285	1,144
Direcional Engenharia S.A.	93,430	147
Even Construtora e Incorporadora S.A.*	133,269	158
Ez Tec Empreendimentos e Participacoes S.A.	67,765	362
Gafisa S.A.*	34,462	113
Helbor Empreendimentos S.A.*	172,297	106
Iguatemi Empresa de Shopping Centers S.A.	103,103	1,015
JHSF Participacoes S.A.*	197,916	114
MRV Engenharia e Participacoes S.A.	316,812	1,287
Multiplan Empreendimentos Imobiliarios S.A.*	107,524	2,119
PDG Realty S.A. Empreendimentos e Participacoes*	63,400	36
Sao Carlos Empreendimentos e Participacoes S.A.	17,900	165
Sonae Sierra Brasil S.A.	30,715	178
Tecnisa S.A.*	78,495	48

		11,307

Canada - 2.5%
Allied Properties Real Estate Investment Trust	102,167	3,066
Artis Real Estate Investment Trust	180,852	1,827
Boardwalk Real Estate Investment Trust	46,341	1,699
Canadian Apartment Properties REIT	161,166	4,172
Canadian Real Estate Investment Trust	87,130	3,082
Chartwell Retirement Residences	230,730	2,756
Cominar Real Estate Investment Trust	219,845	2,155
Crombie Real Estate Investment Trust	105,168	1,138
Dream Global Real Estate Investment Trust	159,347	1,342
Dream Office Real Estate Investment Trust	126,176	1,902
First Capital Realty, Inc.	177,383	2,703
Granite Real Estate Investment Trust	56,437	2,232
H&R Real Estate Investment Trust	342,937	5,823
Killam Apartment Real Estate Investment Trust	86,776	853
Northview Apartment Real Estate Investment Trust	59,992	973
Pure Industrial Real Estate Trust	322,099	1,709
RioCan Real Estate Investment Trust	388,715	7,215
Smart Real Estate Investment Trust	138,287	3,425

		48,072

Chile - 0.1%
Parque Arauco S.A.	694,893	1,750

China - 2.2%
Agile Group Holdings Ltd.	1,691,226	1,549
Beijing Capital Land Ltd., Class H	1,236,000	587
Beijing North Star Co. Ltd., Class H	835,662	354

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2%(1) continued
China - 2.2% continued
China Aoyuan Property Group Ltd.	1,482,000	$446
China Electronics Optics Valley Union Holding Co. Ltd.	3,772,000	363
China Evergrande Group*	3,511,000	6,307
China SCE Property Holdings Ltd.	1,461,000	664
China Vanke Co. Ltd., Class H	1,591,841	4,506
CIFI Holdings Group Co. Ltd.	3,286,882	1,461
Country Garden Holdings Co. Ltd.	6,359,181	7,375
Fantasia Holdings Group Co. Ltd.	2,086,500	302
Greenland Hong Kong Holdings Ltd.	961,000	330
Greentown China Holdings Ltd.	905,000	997
Guangzhou R&F Properties Co. Ltd., Class H	1,234,602	1,920
Guorui Properties Ltd.	874,000	263
KWG Property Holding Ltd.	1,481,094	993
Logan Property Holdings Co. Ltd.	1,240,000	816
Longfor Properties Co. Ltd.	1,758,500	3,781
Powerlong Real Estate Holdings Ltd.	1,614,000	695
Redco Properties Group Ltd.* (3)	1,056,000	425
Ronshine China Holdings Ltd.*	419,500	405
Shui On Land Ltd.	4,143,777	1,003
Sino-Ocean Group Holding Ltd.	3,431,328	1,680
SOHO China Ltd.*	2,252,256	1,111
Sunac China Holdings Ltd.	2,191,050	4,580
Yuzhou Properties Co. Ltd.	1,455,000	861

		43,774

Egypt - 0.0%
Emaar Misr for Development S.A.E.*	719,915	108

Finland - 0.2%
Citycon OYJ	457,926	1,204
Sponda OYJ	252,210	1,460
Technopolis OYJ	173,363	732

		3,396

France - 2.9%
ANF Immobilier	8,495	204
Fonciere Des Regions	46,611	4,338
Gecina S.A.	47,754	7,492
ICADE	42,763	3,602
Klepierre	246,327	10,098
Mercialys S.A.	50,841	995
Unibail-Rodamco S.E.	119,101	30,032

		56,761

Germany - 3.1%
ADLER Real Estate A.G.*	33,976	528
ADO Properties S.A.(3)	35,293	1,493
alstria office REIT-A.G.	160,491	2,171
Deutsche EuroShop A.G.	57,387	2,264
Deutsche Wohnen A.G. (Bearer)	425,932	16,304
DIC Asset A.G.	53,814	590
Grand City Properties S.A.	121,340	2,432
Hamborner REIT A.G.	94,225	967
LEG Immobilien A.G.	76,013	7,151
TAG Immobilien A.G.	174,685	2,747
TLG Immobilien A.G.	78,297	1,603
Vonovia S.E.	563,584	22,394
WCM Beteiligungs & Grundbesitz-A.G.*	105,858	384

		61,028

Greece - 0.0%
Grivalia Properties REIC A.E.	47,695	498

Hong Kong - 8.8%
Champion REIT	2,367,846	1,507
Cheung Kong Property Holdings Ltd.	3,270,500	25,618
China Jinmao Holdings Group Ltd.	5,860,000	2,417
China Merchants Land Ltd.	1,504,000	306
China Overseas Grand Oceans Group Ltd.	938,000	501
China Overseas Land & Investment Ltd.	4,602,542	13,475
China Resources Land Ltd.	3,210,155	9,357
Gemdale Properties & Investment Corp. Ltd.	6,346,000	447
Glorious Property Holdings Ltd.*	2,948,100	321
Hang Lung Properties Ltd.	2,430,452	6,071
Henderson Land Development Co. Ltd.	1,283,005	7,157
Hongkong Land Holdings Ltd.	1,398,518	10,294
Hopson Development Holdings Ltd.	746,000	701
Hui Xian Real Estate Investment Trust	2,427,167	1,113
Hui Xian Real Estate Investment Trust (Hong Kong Exchange)	172,819	79
Hysan Development Co. Ltd.	735,045	3,511
Jiayuan International Group Ltd.*	572,000	332
K Wah International Holdings Ltd.	1,449,316	880
Kerry Properties Ltd.	716,599	2,432
Link REIT	2,652,800	20,184
LVGEM China Real Estate Investment Co. Ltd.	1,144,000	365
Minmetals Land Ltd.	1,620,000	189

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2%(1) continued
Hong Kong - 8.8% continued
New World Development Co. Ltd.	6,506,774	$8,260
Poly Property Group Co. Ltd.*	2,274,000	1,000
Road King Infrastructure Ltd.	300,000	370
Shanghai Industrial Urban Development Group Ltd.	1,626,000	367
Shenzhen Investment Ltd.	3,577,929	1,582
Shimao Property Holdings Ltd.	1,438,369	2,462
Sino Land Co. Ltd.	3,548,666	5,818
Sinolink Worldwide Holdings Ltd.*	2,404,000	265
Spring Real Estate Investment Trust	883,000	385
Sun Hung Kai Properties Ltd.	1,704,425	25,041
Swire Properties Ltd.	1,262,400	4,169
Wharf Holdings (The) Ltd.	1,457,317	12,080
Yuexiu Property Co. Ltd.	7,591,442	1,294
Yuexiu Real Estate Investment Trust	1,329,000	826

		171,176

India - 0.1%
DLF Ltd.*	514,120	1,516
Oberoi Realty Ltd.*	103,990	575
Prestige Estates Projects Ltd.*	137,973	540
Unitech Ltd.*	2,316,528	212

		2,843

Indonesia - 0.3%
Alam Sutera Realty Tbk PT	14,136,940	337
Bumi Serpong Damai Tbk PT	9,246,200	1,268
Ciputra Development Tbk PT	16,825,436	1,488
Intiland Development Tbk PT	6,173,600	195
Pakuwon Jati Tbk PT	28,124,840	1,295
Puradelta Lestari Tbk PT	13,916,000	225
Summarecon Agung Tbk PT	12,982,500	1,255

		6,063

Ireland - 0.2%
Green REIT PLC	828,345	1,349
Hibernia REIT PLC	836,554	1,314
Irish Residential Properties REIT PLC	437,510	680

		3,343

Israel - 0.1%
Azrieli Group Ltd.	35,588	1,977

Italy - 0.1%
Beni Stabili S.p.A. SIIQ	1,211,640	875
Immobiliare Grande Distribuzione SIIQ S.p.A.	437,255	385

		1,260

Japan - 9.1%
Activia Properties, Inc.	720	3,077
Advance Residence Investment Corp.	1,500	3,728
Aeon Mall Co. Ltd.	143,366	2,825
AEON REIT Investment Corp.	1,628	1,794
Daiwa House REIT Investment Corp.	1,799	4,269
Daiwa Office Investment Corp.	337	1,699
Frontier Real Estate Investment Corp.	537	2,212
Fukuoka REIT Corp.	763	1,173
GLP J-REIT	2,942	3,168
Hulic Co. Ltd.	424,440	4,338
Hulic REIT, Inc.	1,106	1,726
Industrial & Infrastructure Fund Investment Corp.	441	2,000
Invincible Investment Corp.	3,684	1,583
Japan Excellent, Inc.	1,437	1,598
Japan Hotel REIT Investment Corp.	4,545	3,213
Japan Logistics Fund, Inc.	1,016	2,109
Japan Prime Realty Investment Corp.	1,009	3,494
Japan Real Estate Investment Corp.	1,468	7,296
Japan Rental Housing Investments, Inc.	1,843	1,360
Japan Retail Fund Investment Corp.	3,191	5,887
Kenedix Office Investment Corp.	432	2,304
Kenedix Retail REIT Corp.	609	1,286
Mitsubishi Estate Co. Ltd.	1,416,180	26,456
Mitsui Fudosan Co. Ltd.	1,133,362	27,096
Mori Hills REIT Investment Corp.	1,745	2,144
Mori Trust Sogo REIT, Inc.	1,203	1,943
Nippon Accommodations Fund, Inc.	537	2,245
Nippon Building Fund, Inc.	1,514	7,726
Nippon Prologis REIT, Inc.	1,966	4,186
Nomura Real Estate Holdings, Inc.	144,800	2,838
Nomura Real Estate Master Fund, Inc.	4,795	6,547
NTT Urban Development Corp.	128,100	1,235
Orix JREIT, Inc.	3,049	4,497
Premier Investment Corp.	1,520	1,484
Sekisui House REIT, Inc.	1,003	1,196
Sekisui House Residential Investment Corp.	1,289	1,356

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97. 2%(1) continued
Japan - 9.1% continued
Sumitomo Realty & Development Co. Ltd.	517,425	$15,993
Tokyo Tatemono Co. Ltd.	245,200	3,218
Tokyu REIT, Inc.	1,066	1,295
United Urban Investment Corp.	3,468	4,949

		178,543

Malaysia - 0.4%
Capitaland Malaysia Mall Trust	1,320,300	471
Eastern & Oriental Bhd.	963,353	382
Eco World Development Group Bhd.*	1,096,800	427
IGB Real Estate Investment Trust	2,019,600	828
IOI Properties Group Bhd.	2,226,200	1,144
KLCCP Stapled Group	527,048	981
KSL Holdings Bhd.*	592,120	170
Mah Sing Group Bhd.	1,868,420	706
Malaysian Resources Corp. Bhd.*	1,293,200	417
Pavilion Real Estate Investment Trust	933,100	383
Sunway Real Estate Investment Trust	2,043,900	847
UEM Sunrise Bhd.*	1,895,800	530
UOA Development Bhd.	633,000	376

		7,662

Mexico - 0.6%
Concentradora Fibra Danhos S.A. de C.V.	270,153	484
Concentradora Fibra Hotelera Mexicana S.A. de C.V.	505,500	386
Consorcio ARA S.A.B. de C.V.	856,261	282
Corp. Inmobiliaria Vesta S.A.B. de C.V.	688,600	1,017
Fibra Uno Administracion S.A. de C.V.	3,232,509	6,117
Macquarie Mexico Real Estate Management S.A. de C.V.*	976,189	1,149
PLA Administradora Industrial S. de R.L. de C.V.*	727,500	1,339
Prologis Property Mexico S.A. de C.V.	408,600	773

		11,547

Netherlands - 0.3%
Eurocommercial Properties N.V. - CVA	57,218	2,287
NSI N.V.	20,047	725
Vastned Retail N.V.	23,366	978
Wereldhave N.V.	48,675	2,387

		6,377

New Zealand - 0.1%
Kiwi Property Group Ltd.	1,711,456	1,769

Norway - 0.1%
Entra ASA(3)	130,323	1,625
Norwegian Property ASA	209,145	259

		1,884

Philippines - 0.8%
Ayala Land, Inc.	8,299,451	6,540
DoubleDragon Properties Corp.*	712,200	673
Filinvest Land, Inc.	11,594,989	384
Megaworld Corp.	13,947,801	1,189
Robinsons Land Corp.	1,892,375	911
SM Prime Holdings, Inc.	10,804,753	7,067

		16,764

Singapore - 2.9%
Ascendas India Trust	869,500	716
Ascendas Real Estate Investment Trust	2,856,553	5,416
Ascott Residence Trust	1,313,260	1,102
CapitaLand Commercial Trust	2,297,014	2,770
CapitaLand Ltd.	3,007,815	7,647
CapitaLand Mall Trust	2,779,515	3,987
CapitaLand Retail China Trust	635,609	757
CDL Hospitality Trusts	771,410	927
City Developments Ltd.	561,800	4,379
First Real Estate Investment Trust	622,651	606
Fortune Real Estate Investment Trust	1,565,920	1,944
Global Logistic Properties Ltd.	3,505,793	7,286
Keppel REIT	2,299,420	1,913
Lippo Malls Indonesia Retail Trust	2,344,300	758
Mapletree Commercial Trust	2,287,702	2,650
Mapletree Greater China Commercial Trust	2,300,100	1,807
Mapletree Industrial Trust	1,528,707	2,065
Mapletree Logistics Trust	1,802,774	1,565
Suntec Real Estate Investment Trust	2,906,091	3,947
UOL Group Ltd.	560,497	3,112
Yanlord Land Group Ltd.	794,100	1,013

		56,367

South Africa - 1.2%
Arrowhead Properties Ltd.	1,196,095	800
Attacq Ltd.*	752,488	976
Balwin Properties Ltd.	318,055	162
Delta Property Fund Ltd.	657,246	368
Emira Property Fund Ltd.	472,949	501
Growthpoint Properties Ltd.	3,276,585	6,132
Hyprop Investments Ltd.	290,601	2,594

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97. 2%(1) continued
South Africa - 1.2% continued
MAS Real Estate, Inc.	292,859	$526
Rebosis Property Fund Ltd.	585,906	513
Redefine Properties Ltd.	5,967,700	4,801
Resilient REIT Ltd.	325,115	3,026
SA Corporate Real Estate Ltd.	2,922,192	1,229
Texton Property Fund Ltd.	159,003	96
Vukile Property Fund Ltd.	818,508	1,145

		22,869

Spain - 0.6%
Axiare Patrimonio SOCIMI S.A.	74,198	1,269
Hispania Activos Inmobiliarios SOCIMI S.A.	104,995	1,736
Inmobiliaria Colonial S.A.	308,573	2,692
Lar Espana Real Estate Socimi S.A.	106,476	982
Merlin Properties Socimi S.A.	401,099	5,071

		11,750

Sweden - 1.2%
Castellum AB	322,299	4,743
D Carnegie & Co. AB*	42,669	592
Dios Fastigheter AB	100,992	560
Fabege AB	159,765	3,073
Fastighets AB Balder, Class B*	116,419	2,819
Hemfosa Fastigheter AB	178,354	1,931
Hufvudstaden AB, Class A	130,763	2,170
Klovern AB, Class B	685,992	752
Kungsleden AB	230,223	1,410
Pandox AB	79,876	1,427
Wallenstam AB, Class B	228,388	2,200
Wihlborgs Fastigheter AB	79,632	1,683

		23,360

Switzerland - 0.9%
Allreal Holding A.G. (Registered)*	16,769	3,034
Mobimo Holding A.G. (Registered)*	7,233	2,030
PSP Swiss Property A.G. (Registered)	46,932	4,389
Swiss Prime Site A.G. (Registered)*	84,561	7,681

		17,134

Taiwan - 0.0%
Hong Pu Real Estate Development Co. Ltd.	279,585	215

Thailand - 0.6%
AP Thailand PCL (Registered)	441,405	105
AP Thailand PCL NVDR	2,287,704	545
Central Pattana PCL (Registered)	825,726	1,683
Central Pattana PCL NVDR	2,155,698	4,395
LPN Development PCL (Registered)	8,475	3
LPN Development PCL NVDR	1,097,601	385
Property Perfect PCL (Registered)	3,686,802	96
Property Perfect PCL NVDR	5,552,326	144
Pruksa Holding PCL NVDR	670,300	440
Sansiri PCL NVDR	10,947,966	728
SC Asset Corp. PCL (Registered)	747,984	73
SC Asset Corp. PCL NVDR	957,424	94
Siam Future Development PCL NVDR	1,253,194	221
Supalai PCL (Registered)	224,356	172
Supalai PCL NVDR	1,025,600	785
TICON Industrial Connection PCL NVDR	680,105	292
WHA Corp. PCL NVDR	8,300,400	772

		10,933

Turkey - 0.1%
Dogus Gayrimenkul Yatirim Ortakligi A.S.*	75,221	67
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.*	2,306,341	1,927
Is Gayrimenkul Yatirim Ortakligi A.S.	496,719	206
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	87,311	122

		2,322

United Arab Emirates - 0.1%
Emaar Malls PJSC	2,399,369	1,646
RAK Properties PJSC	1,133,104	197

		1,843

United Kingdom - 4.2%
Assura PLC	1,975,387	1,642
Big Yellow Group PLC	173,070	1,786
British Land (The) Co. PLC	1,236,905	9,760
Capital & Counties Properties PLC	873,891	3,333
Capital & Regional PLC	659,781	484
Custodian REIT PLC	373,147	569
Daejan Holdings PLC	5,215	419
Derwent London PLC	119,866	4,144
Empiric Student Property PLC	569,389	829
F&C UK Real Estate Investment Ltd.	295,216	410
GCP Student Living PLC	407,376	769
Grainger PLC	500,806	1,716
Great Portland Estates PLC	392,684	3,056

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2%(1) continued
United Kingdom - 4.2% continued
Hammerson PLC	947,444	$7,093
Hansteen Holdings PLC	845,860	1,373
Helical PLC	117,561	461
Intu Properties PLC	1,063,494	3,728
Kennedy Wilson Europe Real Estate PLC	117,918	1,707
Land Securities Group PLC	910,248	12,015
LondonMetric Property PLC	746,746	1,628
NewRiver REIT PLC	280,492	1,279
Phoenix Spree Deutschland Ltd.	93,174	356
Primary Health Properties PLC	701,310	1,039
Redefine International PLC	1,497,061	777
Regional REIT Ltd.(3)	292,843	401
Safestore Holdings PLC	249,414	1,369
Schroder Real Estate Investment Trust Ltd.	643,618	537
Segro PLC	1,199,827	7,651
Shaftesbury PLC	264,939	3,357
Standard Life Investment Property Income Trust Ltd.	470,953	548
Target Healthcare REIT Ltd.	279,829	429
Tritax Big Box REIT PLC	1,649,257	3,140
UNITE Group (The) PLC	267,231	2,260
Workspace Group PLC	142,714	1,653

		81,718

United States - 47.1%
Acadia Realty Trust	99,681	2,771
Agree Realty Corp.	30,320	1,391
Alexander’s, Inc.	2,557	1,078
Alexandria Real Estate Equities, Inc.	107,790	12,985
American Assets Trust, Inc.	47,804	1,883
American Campus Communities, Inc.	160,071	7,571
American Homes 4 Rent, Class A	270,478	6,105
Apartment Investment & Management Co., Class A	186,776	8,026
Apple Hospitality REIT, Inc.	251,100	4,698
Ashford Hospitality Trust, Inc.	90,916	553
AvalonBay Communities, Inc.	164,947	31,698
Boston Properties, Inc.	184,509	22,698
Brandywine Realty Trust	206,425	3,619
Brixmor Property Group, Inc.	365,144	6,529
Camden Property Trust	103,206	8,825
Care Capital Properties, Inc.	101,249	2,703
CareTrust REIT, Inc.	85,500	1,585
CBL & Associates Properties, Inc.	203,802	1,718
Cedar Realty Trust, Inc.	102,918	499
Chatham Lodging Trust	44,837	901
Chesapeake Lodging Trust	70,042	1,714
Colony Starwood Homes	132,500	4,546
Columbia Property Trust, Inc.	146,200	3,272
Corporate Office Properties Trust	119,021	4,169
Cousins Properties, Inc.	497,301	4,371
CubeSmart	215,262	5,175
DCT Industrial Trust, Inc.	110,281	5,893
DDR Corp.	369,722	3,353
DiamondRock Hospitality Co.	237,608	2,602
Digital Realty Trust, Inc.	191,209	21,597
Douglas Emmett, Inc.	173,549	6,631
Duke Realty Corp.	425,671	11,897
DuPont Fabros Technology, Inc.	92,697	5,669
EastGroup Properties, Inc.	39,718	3,328
Education Realty Trust, Inc.	87,356	3,385
Empire State Realty Trust, Inc., Class A	152,219	3,162
EPR Properties	75,103	5,398
Equity Commonwealth*	144,135	4,555
Equity Commonwealth - (Fractional Shares)* (2)	75,000	—
Equity LifeStyle Properties, Inc.	97,321	8,403
Equity Residential	427,164	28,120
Essex Property Trust, Inc.	78,317	20,149
Extra Space Storage, Inc.	145,644	11,360
Federal Realty Investment Trust	86,088	10,881
FelCor Lodging Trust, Inc.	153,012	1,103
First Industrial Realty Trust, Inc.	138,450	3,962
First Potomac Realty Trust	68,446	760
Forest City Realty Trust, Inc., Class A	284,497	6,876
Four Corners Property Trust, Inc.	72,500	1,820
Franklin Street Properties Corp.	123,880	1,373
Gaming and Leisure Properties, Inc.	235,486	8,871
Getty Realty Corp.	32,098	806
GGP, Inc.	737,787	17,382
Global Net Lease, Inc.	79,400	1,766
Government Properties Income Trust	83,021	1,520
Gramercy Property Trust	179,974	5,347
HCP, Inc.	562,265	17,970
Healthcare Realty Trust, Inc.	137,440	4,694
Healthcare Trust of America, Inc.,
Class A	226,498	7,046

EQUITY INDEX FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2%(1) continued
United States - 47.1% continued
Hersha Hospitality Trust	45,803	$848
Highwoods Properties, Inc.	120,318	6,101
Hospitality Properties Trust	194,078	5,657
Host Hotels & Resorts, Inc.	874,106	15,970
Hudson Pacific Properties, Inc.	186,853	6,388
Investors Real Estate Trust	146,397	909
Invitation Homes, Inc.	105,134	2,274
Kilroy Realty Corp.	115,473	8,678
Kimco Realty Corp.	494,100	9,067
Kite Realty Group Trust	98,981	1,874
LaSalle Hotel Properties	135,293	4,032
Lexington Realty Trust	279,491	2,770
Liberty Property Trust	176,035	7,166
Life Storage, Inc.	54,771	4,059
LTC Properties, Inc.	47,473	2,440
Macerich (The) Co.	163,657	9,502
Mack-Cali Realty Corp.	107,680	2,922
Medical Properties Trust, Inc.	433,273	5,576
Mid-America Apartment Communities, Inc.	135,663	14,296
Monmouth Real Estate Investment Corp.	82,600	1,243
Monogram Residential Trust, Inc.	199,800	1,940
National Health Investors, Inc.	47,260	3,743
National Retail Properties, Inc.	177,427	6,937
National Storage Affiliates Trust	52,500	1,213
New Senior Investment Group, Inc.	96,800	973
Omega Healthcare Investors, Inc.	232,694	7,684
Paramount Group, Inc.	236,796	3,789
Park Hotels & Resorts, Inc.	154,100	4,155
Parkway, Inc.	51,062	1,169
Pebblebrook Hotel Trust	81,744	2,635
Pennsylvania Real Estate Investment Trust	80,266	909
Physicians Realty Trust	183,141	3,688
Piedmont Office Realty Trust, Inc., Class A	172,985	3,647
Prologis, Inc.	631,686	37,042
PS Business Parks, Inc.	23,573	3,121
Public Storage	177,327	36,978
QTS Realty Trust, Inc., Class A	55,817	2,921
Quality Care Properties, Inc.*	111,893	2,049
Ramco-Gershenson Properties Trust	94,761	1,222
Realty Income Corp.	327,117	18,050
Regency Centers Corp.	178,532	11,183
Retail Opportunity Investments Corp.	128,533	2,467
Retail Properties of America, Inc., Class A	282,942	3,455
Rexford Industrial Realty, Inc.	78,735	2,160
RLJ Lodging Trust	145,997	2,901
Ryman Hospitality Properties, Inc.	52,500	3,361
Sabra Health Care REIT, Inc.	76,540	1,845
Saul Centers, Inc.	13,105	760
Select Income REIT	75,066	1,804
Senior Housing Properties Trust	281,409	5,752
Seritage Growth Properties, Class A	29,800	1,250
Simon Property Group, Inc.	372,621	60,275
SL Green Realty Corp.	118,707	12,559
Spirit Realty Capital, Inc.	578,619	4,288
STAG Industrial, Inc.	106,211	2,931
STORE Capital Corp.	203,928	4,578
Summit Hotel Properties, Inc.	121,589	2,268
Sun Communities, Inc.	90,085	7,900
Sunstone Hotel Investors, Inc.	262,202	4,227
Tanger Factory Outlet Centers, Inc.	111,653	2,901
Taubman Centers, Inc.	70,480	4,197
Terreno Realty Corp.	58,200	1,959
Tier REIT, Inc.	56,800	1,050
TravelCenters of America LLC - (Fractional Shares)* (2)	50,000	—
UDR, Inc.	317,842	12,386
Universal Health Realty Income Trust	14,973	1,191
Urban Edge Properties	115,956	2,752
Urstadt Biddle Properties, Inc., Class A	35,560	704
Ventas, Inc.	424,896	29,522
VEREIT, Inc.	1,169,168	9,517
Vornado Realty Trust	205,913	19,335
Washington Prime Group, Inc.	221,508	1,854
Washington Real Estate Investment Trust	91,744	2,927
Weingarten Realty Investors	143,416	4,317
Welltower, Inc.	439,214	32,875
WP Carey, Inc.	126,289	8,336
Xenia Hotels & Resorts, Inc.	127,800	2,475

		918,661

Total Common Stocks (Cost $1,510,411)		1,896,405

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	PRINCIPAL AMOUNT (000S)(4)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
Malaysia - 0.0%
YTL Land & Development Bhd.,
3.00%, 10/31/21 (MYR)(5)	$114	$12

Total Convertible Bonds (Cost $24)		12

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.5%
F&C Commercial Property Trust Ltd.(1)	614,359	$1,163
MedicX Fund Ltd.(1)	514,076	594
Northern Institutional Funds - Government Assets Portfolio, 0.75%(6) (7)	26,035,054	26,035
Picton Property Income (The) Ltd.(1)	672,045	729
UK Commercial Property Trust Ltd. Fund(1)	813,502	977

Total Investment Companies (Cost $29,227)		29,498

Total Investments - 98.7% (Cost $1,539,662)		1,925,915

Other Assets less Liabilities - 1.3%		24,588

NET ASSETS - 100.0%		$1,950,503

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Principal amount is in USD unless otherwise indicated.
(5)	Step coupon bond. Rate as of June 30, 2017 is disclosed.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2017 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Australian Dollar	1,562	United States Dollar	1,200	9/20/17	$1
BNP	United States Dollar	640	Australian Dollar	844	9/20/17	8
BNY Mellon	United States Dollar	799	Japanese Yen	88,536	9/20/17	(9)
Citibank	British Pound	204	United States Dollar	262	9/20/17	(5)
Citibank	Canadian Dollar	787	United States Dollar	596	9/20/17	(12)
Citibank	Euro	399	United States Dollar	448	9/20/17	(10)
Citibank	Swiss Franc	325	United States Dollar	336	9/20/17	(5)
Morgan Stanley	Australian Dollar	929	United States Dollar	705	9/20/17	(8)
Morgan Stanley	Swedish Krona	121	United States Dollar	14	9/20/17	— *
Morgan Stanley	United States Dollar	448	Hong Kong Dollar	3,485	9/20/17	— *
Morgan Stanley	United States Dollar	41	Singapore Dollar	56	9/20/17	— *
Toronto-Dominion Bank	United States Dollar	620	Australian Dollar	819	9/20/17	9
Toronto-Dominion Bank	United States Dollar	500	British Pound	395	9/20/17	15
Toronto-Dominion Bank	United States Dollar	300	Canadian Dollar	397	9/20/17	7
Toronto-Dominion Bank	United States Dollar	940	Euro	841	9/20/17	25
Toronto-Dominion Bank	United States Dollar	950	Hong Kong Dollar	7,393	9/20/17	(1)
Toronto-Dominion Bank	United States Dollar	980	Japanese Yen	108,790	9/20/17	(9)
Toronto-Dominion Bank	United States Dollar	350	Singapore Dollar	486	9/20/17	3
Toronto-Dominion Bank	United States Dollar	120	Swedish Krona	1,049	9/20/17	5
Toronto-Dominion Bank	United States Dollar	120	Swiss Franc	116	9/20/17	2

Total						$16

*	Amount rounds to less than one thousand.

EQUITY INDEX FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
DAX Index (Euro)	6	2,111	Long	9/17	$(72)
E-Mini S&P Midcap 400 (United States Dollar)	162	28,287	Long	9/17	(18)
FTSE 100 Index (British Pound)	41	3,868	Long	9/17	(94)
Hang Seng Index (Hong Kong Dollar)	9	1,475	Long	7/17	(6)
Nikkei 225 (Japanese Yen)	33	2,944	Long	9/17	(11)
SPI 200 Index (Australian Dollar)	68	7,381	Long	9/17	(57)
Topix Index (Japanese Yen)	38	5,444	Long	9/17	25

Total					$(233)

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	9.2%
Diversified REITs	11.0
Health Care REITs	7.2
Industrial REITs	6.6
Office REITs	10.7
Real Estate Development	6.8
Real Estate Operating Companies	9.3
Residential REITs	9.9
Retail REITs	19.7
Specialized REITs	5.7
Other Industries less than 5%	3.9

Total	100.0%

At June 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	48.9%
Hong Kong Dollar	10.8
Japanese Yen	9.4
Euro	8.5
Australian Dollar	5.0
All other currencies less than 5%	17.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Belgium	$287	$9,573	$—	$9,860
Brazil	11,307	—	—	11,307
Canada	48,072	—	—	48,072
Chile	1,750	—	—	1,750
Egypt	108	—	—	108
Mexico	11,547	—	—	11,547
United States	918,661	—	—	918,661
All Other Countries(1)	—	895,100	—	895,100

Total Common Stocks	991,732	904,673	—	1,896,405

Convertible Bonds(1)	—	12	—	12
Investment Companies	26,035	3,463	—	29,498

Total Investments	$1,017,767	$908,148	$—	$1,925,915

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$75	$—	$75
Futures Contracts	25	—	—	25
Liabilities
Forward Foreign Currency Exchange Contracts	—	(59)	—	(59)
Futures Contracts	(258)	—	—	(258)

Total Other Financial Instruments	$(233)	$16	$—	$(217)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Germany	$3,022	Valuations at official close price with foreign fair value adjustment
Italy	1,260	Valuations at official close price with foreign fair value adjustment

Total	$4,282

At June 30, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Belgium	$287	Valuations at official close price

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/2017 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (LOSSES)		REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/2017 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/17 (000S)
Convertible Bonds
Malaysia	$12	$—	*	$—	$—	*	$—	$—	$—	$(12)	$—	$—

*	Amount rounds to less than one thousand.

The Transfers Out Of Level 3, noted above, was due to the Fund receiving an evaluation price from a third party provider.

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,645,976

Gross tax appreciation of investments	$387,875
Gross tax depreciation of investments	(107,936)

Net tax appreciation of investments	$279,939

Transactions in affiliated investments for the three months ended June 30,2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$18,248	$46,833	$39,046	$20	$26,035

EXPLANATION OF CURRENCY ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MYR - Malaysian Ringgit

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%(1)
Australia - 3.5%
AGL Energy Ltd.	11,297	$222
Amcor Ltd.	19,365	241
AMP Ltd.	49,980	199
APA Group	18,419	130
ASX Ltd.	3,233	133
Aurizon Holdings Ltd.	33,702	139
AusNet Services	27,225	36
Australia & New Zealand Banking Group Ltd.	49,092	1,082
Bendigo & Adelaide Bank Ltd.	8,291	71
BlueScope Steel Ltd.	9,568	97
Boral Ltd.	19,544	104
Brambles Ltd.	26,534	198
Caltex Australia Ltd.	4,355	106
Coca-Cola Amatil Ltd.	8,875	63
Cochlear Ltd.	958	115
Commonwealth Bank of Australia	28,816	1,834
Computershare Ltd.	8,063	87
Dexus	15,893	116
Flight Centre Travel Group Ltd.	923	27
Goodman Group	30,465	184
GPT Group (The)	29,562	109
Healthscope Ltd.	32,163	55
Insurance Australia Group Ltd.	38,640	201
LendLease Group	9,122	117
Macquarie Group Ltd.	5,410	368
Mirvac Group	62,116	102
National Australia Bank Ltd.	44,734	1,017
Newcrest Mining Ltd.	12,883	200
Ramsay Health Care Ltd.	2,330	132
Scentre Group	90,374	281
SEEK Ltd.	5,503	71
South32 Ltd.	90,731	187
Stockland	39,188	132
Sydney Airport	18,821	103
Telstra Corp. Ltd.	69,534	230
Transurban Group	34,544	314
Wesfarmers Ltd.	18,977	586
Westpac Banking Corp.	56,127	1,310
Woodside Petroleum Ltd.	12,831	294

		10,993

Austria - 0.0%
OMV A.G.	2,468	128

Belgium - 0.2%
Colruyt S.A.	1,039	55
KBC Group N.V.	4,229	321
Umicore S.A.	1,589	110

		486

Canada - 3.9%
Agnico Eagle Mines Ltd.	3,806	172
Agrium, Inc.	2,293	208
Alimentation Couche-Tard, Inc., Class B	7,000	336
AltaGas Ltd.	2,627	60
ARC Resources Ltd.	6,074	79
Atco Ltd., Class I	1,241	49
Bank of Montreal	10,803	793
Bank of Nova Scotia (The)	20,210	1,216
BlackBerry Ltd.*	8,400	84
CAE, Inc.	4,700	81
Canadian Imperial Bank of Commerce	6,638	539
Canadian National Railway Co.	12,675	1,028
Canadian Tire Corp. Ltd., Class A	1,095	125
Canadian Utilities Ltd., Class A	2,192	70
Cenovus Energy, Inc.	17,163	127
CGI Group, Inc., Class A*	3,512	179
Empire Co. Ltd., Class A	3,119	53
Enbridge, Inc.	27,588	1,099
Encana Corp.	16,313	144
Finning International, Inc.	2,600	51
First Capital Realty, Inc.	2,700	41
Fortis, Inc.	6,700	236
Franco-Nevada Corp.	3,011	218
Gildan Activewear, Inc.	4,012	123
Hydro One Ltd.(2)	5,000	90
Jean Coutu Group PJC (The), Inc., Class A	1,400	21
Kinross Gold Corp.*	20,743	84
Loblaw Cos. Ltd.	3,743	208
Lululemon Athletica, Inc.*	1,700	101
Magna International, Inc.	6,044	280
Metro, Inc.	3,863	127
National Bank of Canada	5,700	240
Open Text Corp.	4,412	139
Pembina Pipeline Corp.	6,671	221
Potash Corp. of Saskatchewan, Inc.	14,086	230
PrairieSky Royalty Ltd.	3,400	77
Rogers Communications, Inc., Class B	6,045	286

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%(1) continued
Canada - 3.9% continued
Shaw Communications, Inc., Class B	6,811	$149
Sun Life Financial, Inc.	10,300	368
Suncor Energy, Inc.	27,925	816
Teck Resources Ltd., Class B	9,496	165
TELUS Corp.	3,223	111
Toronto-Dominion Bank (The)	31,136	1,569

		12,393

Denmark - 0.8%
Chr Hansen Holding A/S	1,651	120
Coloplast A/S, Class B	1,938	162
Genmab A/S*	958	205
ISS A/S	2,788	110
Novo Nordisk A/S, Class B	30,287	1,299
Novozymes A/S, Class B	3,966	174
Pandora A/S	1,868	175
Tryg A/S	1,801	40
Vestas Wind Systems A/S	3,733	346

		2,631

Finland - 0.2%
Neste OYJ	2,046	81
Nokian Renkaat OYJ	1,824	75
Orion OYJ, Class B	1,799	115
Stora Enso OYJ (Registered)	9,230	119
UPM-Kymmene OYJ	8,933	255
Wartsila OYJ Abp	2,401	142

		787

France - 3.5%
Accor S.A.	3,101	146
Aeroports de Paris	514	83
Air Liquide S.A.	6,506	808
AXA S.A.	32,460	895
Capgemini S.E.	2,691	280
Carrefour S.A.	9,498	241
Casino Guichard Perrachon S.A.	966	57
Christian Dior S.E.	913	262
Cie de Saint-Gobain	8,318	445
Cie Generale des Etablissements Michelin	2,901	386
CNP Assurances	2,964	67
Danone S.A.	9,834	739
Essilor International S.A.	3,453	441
Eurazeo S.A.	739	55
Gecina S.A.	690	108
Imerys S.A.	582	51
JCDecaux S.A.	1,208	40
Kering	1,254	429
Lagardere S.C.A.	1,858	59
L’Oreal S.A.	4,212	878
Natixis S.A.	15,774	107
Orange S.A.	33,456	533
Renault S.A.	2,970	269
Rexel S.A.	5,324	87
Schneider Electric S.E.*	9,410	724
SES S.A.	6,000	141
Societe BIC S.A.	457	54
Suez	5,694	106
TOTAL S.A.	38,990	1,932
Unibail-Rodamco S.E.	1,663	419
Vivendi S.A.	17,231	384
Wendel S.A.	449	67

		11,293

Germany - 3.5%
adidas A.G.	3,149	604
Allianz S.E. (Registered)	7,645	1,507
Arch Capital Group Ltd.*	2,100	196
Axis Capital Holdings Ltd.	1,447	94
BASF S.E.	15,359	1,428
Bayerische Motoren Werke A.G.	5,574	519
Beiersdorf A.G.	1,732	182
Commerzbank A.G.*	17,819	213
Deutsche Boerse A.G.	3,182	336
Deutsche Post A.G. (Registered)	16,595	623
Evonik Industries A.G.	2,723	87
Fraport A.G. Frankfurt Airport Services Worldwide	690	61
HeidelbergCement A.G.	2,521	244
Henkel A.G. & Co. KGaA	1,751	212
Merck KGaA	2,159	261
METRO A.G.	3,088	104
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	2,709	547
OSRAM Licht A.G.	1,343	107
ProSiebenSat.1 Media S.E.	3,893	163
SAP S.E.	16,437	1,718

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%(1) continued
Germany - 3.5% continued
Siemens A.G. (Registered)	12,794	$1,759
Symrise A.G.	2,060	146

		11,111

Hong Kong - 0.7%
BOC Hong Kong Holdings Ltd.	62,000	297
CLP Holdings Ltd.	27,806	294
Hang Lung Properties Ltd.	33,000	82
Hang Seng Bank Ltd.	12,778	267
Henderson Land Development Co. Ltd.	19,800	111
Hong Kong & China Gas Co. Ltd.	140,186	264
Hong Kong Exchanges & Clearing Ltd.	19,537	505
Hysan Development Co. Ltd.	10,000	48
Li & Fung Ltd.	90,000	33
MTR Corp. Ltd.	25,297	143
Shangri-La Asia Ltd.	22,000	37
Swire Pacific Ltd., Class A	8,500	83
Swire Properties Ltd.	18,878	62
Yue Yuen Industrial Holdings Ltd.	13,000	54

		2,280

Ireland - 0.7%
Accenture PLC, Class A	10,447	1,292
Allegion PLC	1,600	130
CRH PLC	14,043	498
DCC PLC	1,465	134
Kerry Group PLC, Class A	2,654	228

		2,282

Israel - 0.1%
Bank Hapoalim B.M.	17,881	120
Bank Leumi Le-Israel B.M.	24,250	118
Mizrahi Tefahot Bank Ltd.	2,345	43

		281

Italy - 0.5%
Assicurazioni Generali S.p.A.	20,871	345
Intesa Sanpaolo S.p.A.	212,210	677
Intesa Sanpaolo S.p.A. (RSP)	15,191	45
Snam S.p.A.	37,379	164
Tenaris S.A.	7,996	125
Terna Rete Elettrica Nazionale S.p.A.	22,782	123
UnipolSai Assicurazioni S.p.A.	16,508	36

		1,515

Japan - 8.1%
Aeon Co. Ltd.	9,900	151
AEON Financial Service Co. Ltd.	1,690	36
Aeon Mall Co. Ltd.	1,680	33
Aisin Seiki Co. Ltd.	2,900	149
Ajinomoto Co., Inc.	9,100	197
Alfresa Holdings Corp.	2,900	56
Amada Holdings Co. Ltd.	5,800	67
ANA Holdings, Inc.	20,000	70
Asahi Glass Co. Ltd.	3,400	143
Asahi Kasei Corp.	21,000	226
Asics Corp.	2,500	46
Astellas Pharma, Inc.	36,400	446
Benesse Holdings, Inc.	1,200	45
Casio Computer Co. Ltd.	3,500	54
Central Japan Railway Co.	2,400	392
Chugai Pharmaceutical Co. Ltd.	3,810	143
Dai Nippon Printing Co. Ltd.	9,000	100
Daicel Corp.	4,400	55
Daikin Industries Ltd.	4,200	430
Daiwa House Industry Co. Ltd.	9,500	325
Denso Corp.	8,000	339
Dentsu, Inc.	3,700	177
East Japan Railway Co.	5,500	526
Eisai Co. Ltd.	4,405	243
Fast Retailing Co. Ltd.	900	300
FUJIFILM Holdings Corp.	6,900	248
Fujitsu Ltd.	33,000	244
Hino Motors Ltd.	4,200	47
Hitachi Chemical Co. Ltd.	1,917	57
Hitachi Construction Machinery Co. Ltd.	1,700	43
Hitachi High-Technologies Corp.	1,143	44
Hitachi Metals Ltd.	3,900	54
Honda Motor Co. Ltd.	28,800	787
Hulic Co. Ltd.	4,600	47
Inpex Corp.	15,400	148
Kajima Corp.	15,000	127
Kaneka Corp.	5,000	38
Kansai Paint Co. Ltd.	3,300	76
Kao Corp.	8,300	493
Kawasaki Heavy Industries Ltd.	25,000	74
KDDI Corp.	30,700	813
Keio Corp.	10,000	84
Keyence Corp.	1,600	704
Kikkoman Corp.	2,500	80

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%(1) continued
Japan - 8.1% continued
Kobe Steel Ltd.*	4,955	$51
Komatsu Ltd.	15,400	393
Konica Minolta, Inc.	8,200	68
Kubota Corp.	17,500	295
Kuraray Co. Ltd.	6,000	109
Kurita Water Industries Ltd.	1,500	41
Kyocera Corp.	5,400	313
Kyowa Hakko Kirin Co. Ltd.	4,500	84
Lawson, Inc.	800	56
Marui Group Co.Ltd.	3,300	49
Mazda Motor Corp.	9,300	130
McDonald’s Holdings Co. Japan Ltd.	1,100	42
Miraca Holdings, Inc.	1,000	45
Mitsubishi Corp.	25,500	536
Mitsubishi Electric Corp.	32,200	464
Mitsubishi Estate Co. Ltd.	20,900	390
Mitsubishi Materials Corp.	1,700	52
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,030	44
Mitsui Chemicals, Inc.	16,000	85
Mitsui Fudosan Co. Ltd.	15,000	359
Mitsui OSK Lines Ltd.	19,000	56
Mizuho Financial Group, Inc.	403,573	740
Murata Manufacturing Co. Ltd.	3,215	490
Nabtesco Corp.	2,000	58
NEC Corp.	43,000	114
NGK Insulators Ltd.	4,500	90
NGK Spark Plug Co. Ltd.	2,900	62
Nikon Corp.	6,000	96
Nippon Express Co. Ltd.	14,000	88
Nippon Prologis REIT, Inc.	27	57
Nippon Yusen K.K.*	25,000	47
Nissan Motor Co. Ltd.	38,400	383
Nissin Foods Holdings Co. Ltd.	1,100	69
Nitto Denko Corp.	2,800	231
Nomura Real Estate Holdings, Inc.	2,000	39
Nomura Research Institute Ltd.	2,092	83
NSK Ltd.	6,300	79
NTT DOCOMO, Inc.	23,000	543
Obayashi Corp.	10,900	128
Omron Corp.	3,200	139
Oriental Land Co. Ltd.	3,700	251
Osaka Gas Co. Ltd.	31,000	127
Panasonic Corp.	36,900	502
Resona Holdings, Inc.	37,200	206
Rinnai Corp.	600	56
Santen Pharmaceutical Co. Ltd.	6,300	86
Secom Co. Ltd.	3,500	266
Sekisui Chemical Co. Ltd.	7,000	126
Sekisui House Ltd.	10,300	182
Seven & i Holdings Co. Ltd.	12,500	515
Shimadzu Corp.	4,000	76
Shimizu Corp.	9,000	96
Shin-Etsu Chemical Co. Ltd.	6,500	590
Shionogi & Co. Ltd.	4,900	273
Shiseido Co. Ltd.	6,400	228
Showa Shell Sekiyu K.K.	2,800	26
Sompo Holdings, Inc.	5,900	229
Sony Corp.	21,100	805
Stanley Electric Co. Ltd.	2,333	71
Subaru Corp.	10,308	348
Sumitomo Chemical Co. Ltd.	26,000	150
Sumitomo Corp.	19,900	259
Sumitomo Dainippon Pharma Co. Ltd.	2,435	33
Sumitomo Electric Industries Ltd.	12,700	196
Sumitomo Heavy Industries Ltd.	10,000	66
Sumitomo Metal Mining Co. Ltd.	8,000	107
Sumitomo Mitsui Trust Holdings, Inc.	5,600	201
Sumitomo Rubber Industries Ltd.	3,100	52
Suntory Beverage & Food Ltd.	2,300	107
Suzuken Co. Ltd.	1,238	41
Sysmex Corp.	2,542	152
T&D Holdings, Inc.	8,800	135
Takashimaya Co. Ltd.	5,000	48
Takeda Pharmaceutical Co. Ltd.	11,800	600
TDK Corp.	2,200	145
Teijin Ltd.	3,000	58
Toho Co. Ltd.	2,000	62
Toho Gas Co. Ltd.	6,000	44
Tokyo Electron Ltd.	2,600	352
Tokyo Gas Co. Ltd.	33,000	172
Tokyu Corp.	18,000	137
Tokyu Fudosan Holdings Corp.	8,400	50
Toppan Printing Co. Ltd.	9,000	99
Toray Industries, Inc.	24,600	206
TOTO Ltd.	2,500	96
Toyo Suisan Kaisha Ltd.	1,600	61
Toyoda Gosei Co. Ltd.	1,100	26
Toyota Tsusho Corp.	3,600	108

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%(1) continued
Japan - 8.1% continued
USS Co. Ltd.	3,500	$70
West Japan Railway Co.	2,700	191
Yakult Honsha Co. Ltd.	1,500	102
Yamada Denki Co. Ltd.	10,260	51
Yamaha Corp.	2,800	97
Yamaha Motor Co. Ltd.	4,700	121
Yaskawa Electric Corp.	4,200	89
Yokogawa Electric Corp.	3,700	59

		25,757

Netherlands - 1.4%
Aegon N.V.	30,359	156
Akzo Nobel N.V.	4,223	367
ASML Holding N.V.	6,264	816
Core Laboratories N.V.	789	80
EXOR N.V.	1,894	103
Gemalto N.V.	1,381	83
ING Groep N.V.	64,876	1,128
Koninklijke Ahold Delhaize N.V.	21,340	409
Koninklijke DSM N.V.	3,086	225
Koninklijke KPN N.V.	58,286	187
Koninklijke Philips N.V.	15,931	567
Koninklijke Vopak N.V.	1,087	51
NN Group N.V.	5,227	186
QIAGEN N.V.*	3,583	119

		4,477

New Zealand - 0.1%
Auckland International Airport Ltd.	16,389	86
Contact Energy Ltd.	11,067	42
Fletcher Building Ltd.	12,259	72
Mercury NZ Ltd.	13,455	33
Meridian Energy Ltd.	20,707	44
Ryman Healthcare Ltd.	7,209	44

		321

Norway - 0.4%
DNB ASA	16,362	279
Marine Harvest ASA*	6,446	110
Norsk Hydro ASA	22,077	123
Orkla ASA	13,440	137
Statoil ASA	19,192	319
Telenor ASA	12,597	209

		1,177

Portugal - 0.1%
Banco Espirito Santo S.A. (Registered)* (3)	29,034	—
EDP - Energias de Portugal S.A.	38,766	127
Galp Energia SGPS S.A.	8,511	129
Jeronimo Martins SGPS S.A.	3,984	78

		334

Singapore - 0.5%
Ascendas Real Estate Investment Trust	39,800	76
CapitaLand Commercial Trust	34,100	41
CapitaLand Ltd.	42,500	108
CapitaLand Mall Trust	39,600	57
City Developments Ltd.	6,500	51
DBS Group Holdings Ltd.	30,233	456
Global Logistic Properties Ltd.	44,000	91
Jardine Cycle & Carriage Ltd.	1,544	50
Keppel Corp. Ltd.	25,000	114
Singapore Airlines Ltd.	9,700	71
Singapore Press Holdings Ltd.	24,800	58
Singapore Telecommunications Ltd.	136,400	385
StarHub Ltd.	10,300	20
UOL Group Ltd.	8,082	45

		1,623

South Africa - 0.1%
Investec PLC	10,872	81
Mediclinic International PLC	6,453	62
Mondi PLC	6,016	158

		301

Spain - 1.4%
Amadeus IT Group S.A.	7,302	437
Banco Bilbao Vizcaya Argentaria S.A.	111,897	935
Banco de Sabadell S.A.	90,047	184
Bankinter S.A.	11,307	105
CaixaBank S.A.	60,081	288
Distribuidora Internacional de Alimentacion S.A.	9,673	60
Enagas S.A.	3,811	107
Ferrovial S.A.	8,188	182
Gas Natural SDG S.A.	5,870	138
Iberdrola S.A.	97,279	772
Industria de Diseno Textil S.A.	18,252	703
Red Electrica Corp. S.A.	7,443	156
Repsol S.A.	20,040	308

		4,375

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%(1) continued
Sweden - 1.6%
Assa Abloy AB, Class B	16,750	$368
Atlas Copco AB, Class A	11,223	432
Atlas Copco AB, Class B	6,554	227
Autoliv, Inc.	1,513	166
Boliden AB	4,458	122
Essity AB, Class B*	10,212	279
Hennes & Mauritz AB, Class B	15,890	397
Husqvarna AB, Class B	6,716	67
ICA Gruppen AB	1,241	46
Industrivarden AB, Class C	2,608	63
Kinnevik AB, Class B	4,031	124
L E Lundbergforetagen AB, Class B	639	50
Nordea Bank AB	50,964	650
Sandvik AB	18,864	297
Skandinaviska Enskilda Banken AB, Class A	25,428	309
Skanska AB, Class B	5,549	132
SKF AB, Class B	6,421	131
Svenska Handelsbanken AB, Class A	25,806	371
Swedbank AB, Class A	15,157	370
Telefonaktiebolaget LM Ericsson, Class B	51,636	372
Telia Co. AB	44,004	203

		5,176

Switzerland - 4.2%
ABB Ltd. (Registered)	33,326	824
Adecco Group A.G. (Registered)	2,781	212
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	17	99
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	2	139
Chubb Ltd.	7,812	1,136
Cie Financiere Richemont S.A. (Registered)	8,734	721
Coca-Cola HBC A.G. - CDI*	3,102	91
Garmin Ltd.	2,100	107
Givaudan S.A. (Registered)	154	308
Kuehne + Nagel International A.G. (Registered)	889	149
LafargeHolcim Ltd. (Registered)*	5,225	300
LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange)*	2,416	139
Lonza Group A.G. (Registered)*	1,247	270
Novartis A.G. (Registered)	37,345	3,119
Roche Holding A.G. (Genusschein)	11,750	3,000
SGS S.A. (Registered)	92	223
Sika A.G. (Bearer)	36	232
Swiss Re A.G.	5,423	497
Swisscom A.G. (Registered)	438	211
TE Connectivity Ltd.	5,900	464
Weatherford International PLC*	14,997	58
Wolseley PLC	4,235	260
Zurich Insurance Group A.G.	2,521	734

		13,293

United Kingdom - 6.2%
3i Group PLC	15,874	187
Aberdeen Asset Management PLC	14,460	57
Aon PLC	4,400	585
Associated British Foods PLC	5,999	229
Aviva PLC	67,986	466
Barratt Developments PLC	16,880	124
Berkeley Group Holdings PLC	2,205	93
British Land (The) Co. PLC	15,954	126
BT Group PLC	142,441	547
Burberry Group PLC	7,246	157
Capita PLC	11,235	101
CNH Industrial N.V.	17,419	198
Coca-Cola European Partners PLC	287	12
Coca-Cola European Partners PLC (New York Exchange)	3,245	132
Croda International PLC	2,190	111
Delphi Automotive PLC	4,533	397
easyJet PLC	2,585	46
GlaxoSmithKline PLC	82,142	1,750
Hammerson PLC	13,140	98
IHS Markit Ltd.*	6,206	273
InterContinental Hotels Group PLC	2,927	163
Intertek Group PLC	2,681	147
ITV PLC	62,020	147
J Sainsbury PLC	26,695	88
Johnson Matthey PLC	3,195	119
Kingfisher PLC	36,901	145
Land Securities Group PLC	13,476	178
Legal & General Group PLC	100,118	337
Liberty Global PLC, Class A*	3,886	125
Liberty Global PLC, Class C*	10,110	315
London Stock Exchange Group PLC	5,280	251
Marks & Spencer Group PLC	26,372	114
Meggitt PLC	13,206	82

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%(1) continued
United Kingdom - 6.2% continued
Merlin Entertainments PLC(2)	11,222	$70
Michael Kors Holdings Ltd.*	2,636	96
National Grid PLC	57,506	714
Next PLC	2,465	124
Old Mutual PLC	82,575	208
Pearson PLC	14,318	129
Pentair PLC	2,869	191
Petrofac Ltd.	4,103	24
Prudential PLC	43,184	992
Reckitt Benckiser Group PLC	11,127	1,129
RELX N.V.	16,141	332
RELX PLC	6,480	140
RELX PLC (London Exchange)	11,757	254
RSA Insurance Group PLC	17,294	139
Schroders PLC	2,082	84
Segro PLC	16,310	104
Sky PLC	17,602	228
SSE PLC	16,937	320
Standard Chartered PLC*	54,490	553
Standard Life PLC	32,159	167
Tate & Lyle PLC	8,113	70
Taylor Wimpey PLC	53,018	122
TechnipFMC PLC*	3,924	107
TechnipFMC PLC (Euronext Paris Exchange)*	3,534	96
Tesco PLC*	137,450	303
Travis Perkins PLC	4,402	83
Unilever N.V. - CVA	27,240	1,505
Unilever PLC	21,472	1,163
United Utilities Group PLC	11,075	125
Vodafone Group PLC	445,311	1,264
Whitbread PLC	3,126	162
Willis Towers Watson PLC	2,193	319
Wm Morrison Supermarkets PLC	36,047	113
WPP PLC	21,436	451

		19,781

United States - 54.5%
3M Co.	9,929	2,067
A.O. Smith Corp.	2,400	135
Acuity Brands, Inc.	800	163
Advance Auto Parts, Inc.	1,200	140
AES Corp.	10,900	121
Aflac, Inc.	6,726	522
AGCO Corp.	1,036	70
Agilent Technologies, Inc.	5,416	321
Air Products & Chemicals, Inc.	3,650	522
Albemarle Corp.	1,900	201
Alexandria Real Estate Equities, Inc.	1,500	181
Align Technology, Inc.*	1,300	195
Alliant Energy Corp.	3,704	149
Allstate (The) Corp.	6,100	539
Ally Financial, Inc.	7,800	163
Alphabet, Inc., Class C*	5,228	4,751
AMERCO	100	37
American Express Co.	12,768	1,076
American Financial Group, Inc.	1,200	119
American International Group, Inc.	16,400	1,025
American Tower Corp.	7,128	943
American Water Works Co., Inc.	3,005	234
Ameriprise Financial, Inc.	2,626	334
AmerisourceBergen Corp.	2,694	255
AMETEK, Inc.	3,902	236
Amgen, Inc.	12,325	2,123
Analog Devices, Inc.	6,034	469
Annaly Capital Management, Inc.	17,465	210
ANSYS, Inc.*	1,405	171
Antero Resources Corp.*	3,715	80
Anthem, Inc.	4,400	828
Apache Corp.	6,356	305
Applied Materials, Inc.	18,053	746
Aramark	4,100	168
Arconic, Inc.	6,600	149
Arthur J. Gallagher & Co.	2,900	166
Assurant, Inc.	900	93
Autodesk, Inc.*	3,315	334
Automatic Data Processing, Inc.	7,500	768
AutoNation, Inc.*	1,100	46
Avery Dennison Corp.	1,438	127
Axalta Coating Systems Ltd.*	3,500	112
Baker Hughes, Inc.	6,713	366
Ball Corp.	5,504	232
Bank of New York Mellon (The) Corp.	17,298	883
BB&T Corp.	13,462	611
Becton Dickinson and Co.	3,822	746
Best Buy Co., Inc.	4,673	268
Biogen, Inc.*	3,631	985
BioMarin Pharmaceutical, Inc.*	2,856	259
BlackRock, Inc.	2,052	867

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%(1) continued
United States - 54.5% continued
BorgWarner, Inc.	3,444	$146
Boston Properties, Inc.	2,580	317
Bristol-Myers Squibb Co.	27,957	1,558
Brixmor Property Group, Inc.	5,000	89
Bunge Ltd.	2,335	174
C.H. Robinson Worldwide, Inc.	2,370	163
CA, Inc.	5,328	184
Camden Property Trust	1,500	128
Campbell Soup Co.	3,037	158
Cardinal Health, Inc.	5,345	416
CarMax, Inc.*	3,109	196
Caterpillar, Inc.	9,767	1,050
CBRE Group, Inc., Class A*	5,126	187
Celanese Corp., Series A	2,333	221
Celgene Corp.*	13,000	1,688
Centene Corp.*	2,900	232
CenterPoint Energy, Inc.	7,013	192
CenturyLink, Inc.	9,159	219
Charles Schwab (The) Corp.	20,141	865
Charter Communications, Inc., Class A*	3,583	1,207
Cheniere Energy, Inc.*	3,431	167
Cigna Corp.	4,278	716
Cimarex Energy Co.	1,606	151
Cisco Systems, Inc.	83,769	2,622
CIT Group, Inc.	2,482	121
Citizens Financial Group, Inc.	8,600	307
Citrix Systems, Inc.*	2,600	207
Clorox (The) Co.	2,110	281
CME Group, Inc.	5,672	710
CMS Energy Corp.	4,649	215
Coach, Inc.	4,700	222
Coca-Cola (The) Co.	68,200	3,059
Cognizant Technology Solutions Corp., Class A	10,155	674
Colgate-Palmolive Co.	14,012	1,039
Comerica, Inc.	2,952	216
Concho Resources, Inc.*	2,512	305
ConocoPhillips	20,700	910
Consolidated Edison, Inc.	5,152	416
Continental Resources, Inc.*	1,514	49
Corning, Inc.	15,362	462
CSX Corp.	15,427	842
Cummins, Inc.	2,717	441
Darden Restaurants, Inc.	2,051	185
Deere & Co.	4,507	557
Dell Technologies, Inc., Class V*	3,600	220
Delta Air Lines, Inc.	3,000	161
DENTSPLY SIRONA, Inc.	3,966	257
Devon Energy Corp.	8,336	267
Dick’s Sporting Goods, Inc.	1,400	56
Discover Financial Services	6,461	402
Discovery Communications, Inc., Class A*	2,392	62
Discovery Communications, Inc., Class C*	3,690	93
Dollar General Corp.	4,600	332
Dominion Energy, Inc.	10,500	805
Domino’s Pizza, Inc.	800	169
Dover Corp.	2,612	210
Dr. Pepper Snapple Group, Inc.	3,062	279
Duke Realty Corp.	5,953	166
E*TRADE Financial Corp.*	4,500	171
East West Bancorp, Inc.	2,400	141
Eastman Chemical Co.	2,420	203
Eaton Corp. PLC	7,521	585
Eaton Vance Corp.	2,000	95
Ecolab, Inc.	4,355	578
Edison International	5,400	422
Edwards Lifesciences Corp.*	3,534	418
Envision Healthcare Corp.*	2,001	125
EOG Resources, Inc.	9,663	875
EQT Corp.	2,848	167
Equinix, Inc.	1,301	558
Estee Lauder (The) Cos., Inc., Class A	3,719	357
Eversource Energy	5,272	320
Expeditors International of Washington, Inc.	2,988	169
Fastenal Co.	4,815	210
Federal Realty Investment Trust	1,250	158
Fifth Third Bancorp	12,600	327
First Republic Bank	2,600	260
Flex Ltd.*	9,118	149
Flowserve Corp.	2,200	102
Foot Locker, Inc.	2,300	113
Ford Motor Co.	62,061	694
Fortune Brands Home & Security, Inc.	2,600	170
Franklin Resources, Inc.	5,653	253
Gap (The), Inc.	3,987	88

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%(1) continued
United States - 54.5% continued
General Mills, Inc.	9,620	$533
Gilead Sciences, Inc.	21,870	1,548
Hanesbrands, Inc.	6,200	144
Harley-Davidson, Inc.	2,901	157
Hartford Financial Services Group (The), Inc.	6,186	325
Hasbro, Inc.	1,900	212
HCA Healthcare, Inc.*	4,900	427
HCP, Inc.	7,810	250
Henry Schein, Inc.*	1,287	236
Hess Corp.	4,749	208
Hewlett Packard Enterprise Co.	27,900	463
Hilton Worldwide Holdings, Inc.	3,333	206
Hologic, Inc.*	4,641	211
Hormel Foods Corp.	4,750	162
Host Hotels & Resorts, Inc.	12,344	226
HP, Inc.	28,287	494
Humana, Inc.	2,540	611
IDEXX Laboratories, Inc.*	1,500	242
Illinois Tool Works, Inc.	5,227	749
Ingersoll-Rand PLC	4,375	400
Intel Corp.	79,085	2,668
Intercontinental Exchange, Inc.	9,965	657
International Business Machines Corp.	15,065	2,317
International Flavors & Fragrances, Inc.	1,350	182
International Paper Co.	6,550	371
Intuit, Inc.	4,080	542
Invesco Ltd.	6,773	238
Iron Mountain, Inc.	4,336	149
Johnson & Johnson	45,350	5,999
Johnson Controls International PLC	15,693	680
Jones Lang LaSalle, Inc.	800	100
Kansas City Southern	1,800	188
Kellogg Co.	4,445	309
KeyCorp	18,143	340
Kimberly-Clark Corp.	5,948	768
Kinder Morgan, Inc.	33,600	644
Kohl’s Corp.	2,833	110
Kraft Heinz (The) Co.	10,189	873
L3 Technologies, Inc.	1,300	217
Laboratory Corp. of America Holdings*	1,697	262
Lam Research Corp.	2,757	390
Lennox International, Inc.	600	110
Level 3 Communications, Inc.*	5,069	301
Liberty Broadband Corp., Class C*	1,800	156
Liberty Property Trust	2,400	98
Lincoln National Corp.	3,800	257
LKQ Corp.*	5,217	172
Loews Corp.	4,800	225
Lowe’s Cos., Inc.	14,505	1,125
LyondellBasell Industries N.V., Class A	5,747	485
M&T Bank Corp.	2,346	380
Macerich (The) Co.	2,107	122
ManpowerGroup, Inc.	1,183	132
Marathon Oil Corp.	14,121	167
Marathon Petroleum Corp.	8,840	463
Marriott International, Inc., Class A	5,463	548
Marsh & McLennan Cos., Inc.	8,560	667
Marvell Technology Group Ltd.	6,700	111
Masco Corp.	5,300	203
Mastercard, Inc., Class A	15,900	1,931
Mattel, Inc.	5,545	119
McCormick & Co., Inc. (Non Voting)	1,888	184
McDonald’s Corp.	13,899	2,129
MEDNAX, Inc.*	1,500	91
Merck & Co., Inc.	46,121	2,956
Mettler-Toledo International, Inc.*	446	262
Microchip Technology, Inc.	3,680	284
Microsoft Corp.	122,800	8,465
Mohawk Industries, Inc.*	1,003	242
Mondelez International, Inc., Class A	25,546	1,103
Moody’s Corp.	2,900	353
Mosaic (The) Co.	5,368	123
Motorola Solutions, Inc.	2,750	239
Nasdaq, Inc.	1,980	142
National Oilwell Varco, Inc.	6,353	209
Netflix, Inc.*	7,241	1,082
New York Community Bancorp, Inc.	8,236	108
Newell Brands, Inc.	8,032	431
Newfield Exploration Co.*	3,300	94
NIKE, Inc., Class B	22,118	1,305
NiSource, Inc.	5,400	137
Noble Energy, Inc.	7,728	219
Nordstrom, Inc.	2,195	105
Norfolk Southern Corp.	4,850	590
Northern Trust Corp.(4)	3,447	335
Nucor Corp.	5,348	309

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%(1) continued
United States - 54.5% continued
NVIDIA Corp.	9,016	$1,303
Occidental Petroleum Corp.	12,741	763
ONEOK, Inc.	3,607	188
Oracle Corp.	51,464	2,580
PACCAR, Inc.	5,881	388
Parker-Hannifin Corp.	2,199	351
Patterson Cos., Inc.	1,345	63
People’s United Financial, Inc.	5,472	97
PepsiCo, Inc.	23,910	2,761
Phillips 66	7,356	608
Pinnacle West Capital Corp.	1,846	157
Pioneer Natural Resources Co.	2,888	461
PNC Financial Services Group (The), Inc.	8,124	1,014
Polaris Industries, Inc.	1,000	92
PPG Industries, Inc.	4,300	473
Praxair, Inc.	4,833	641
Priceline Group (The), Inc.*	800	1,496
Principal Financial Group, Inc.	4,852	311
Procter & Gamble (The) Co.	42,737	3,725
Progressive (The) Corp.	9,750	430
Prologis, Inc.	8,822	517
Prudential Financial, Inc.	7,197	778
Public Service Enterprise Group, Inc.	8,465	364
PVH Corp.	1,375	157
Quest Diagnostics, Inc.	2,300	256
Quintiles IMS Holdings, Inc.*	2,400	215
Range Resources Corp.	4,100	95
Raymond James Financial, Inc.	2,204	177
Regions Financial Corp.	20,000	293
Reinsurance Group of America, Inc.	1,100	141
RenaissanceRe Holdings Ltd.	745	104
ResMed, Inc.	2,381	185
Robert Half International, Inc.	2,200	105
Rockwell Automation, Inc.	2,183	354
Rockwell Collins, Inc.	2,705	284
Roper Technologies, Inc.	1,745	404
Ross Stores, Inc.	6,604	381
Royal Caribbean Cruises Ltd.	2,829	309
S&P Global, Inc.	4,300	628
salesforce.com, Inc.*	11,109	962
SBA Communications Corp.*	2,000	270
Schlumberger Ltd.	23,304	1,534
Scripps Networks Interactive, Inc., Class A	1,433	98
Sealed Air Corp.	3,167	142
SEI Investments Co.	2,267	122
Sempra Energy	3,949	445
Sensata Technologies Holding N.V.*	2,800	120
Sherwin-Williams (The) Co.	1,443	506
Signature Bank*	900	129
Signet Jewelers Ltd.	1,100	70
Skyworks Solutions, Inc.	3,100	297
Snap-on, Inc.	1,000	158
Southern (The) Co.	16,600	795
Southwest Airlines Co.	2,503	156
Sprint Corp.*	13,133	108
Stanley Black & Decker, Inc.	2,500	352
Staples, Inc.	10,697	108
Starbucks Corp.	24,370	1,421
State Street Corp.	6,400	574
SVB Financial Group*	900	158
Symantec Corp.	10,318	291
T. Rowe Price Group, Inc.	4,043	300
TD Ameritrade Holding Corp.	4,513	194
TESARO, Inc.*	600	84
Tesla, Inc.*	2,154	779
Tesoro Corp.	1,948	182
Texas Instruments, Inc.	16,693	1,284
Tiffany & Co.	2,126	200
Time Warner, Inc.	12,909	1,296
Tractor Supply Co.	2,281	124
TransDigm Group, Inc.	900	242
Travelers (The) Cos., Inc.	4,704	595
Trimble, Inc.*	4,237	151
UDR, Inc.	4,625	180
Ulta Beauty, Inc.*	998	287
Under Armour, Inc., Class A*	3,215	70
Under Armour, Inc., Class C*	3,319	67
Union Pacific Corp.	13,624	1,484
United Parcel Service, Inc., Class B	11,557	1,278
United Rentals, Inc.*	1,453	164
US Bancorp	28,316	1,470
Vail Resorts, Inc.	700	142
Valero Energy Corp.	7,600	513
Varian Medical Systems, Inc.*	1,540	159
VCA, Inc.*	1,400	129

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%(1) continued
United States - 54.5% continued
Verizon Communications, Inc.	68,183	$3,045
Vertex Pharmaceuticals, Inc.*	4,159	536
VF Corp.	5,905	340
Vornado Realty Trust	2,875	270
Voya Financial, Inc.	3,100	114
W.W. Grainger, Inc.	867	157
WABCO Holdings, Inc.*	900	115
Walt Disney (The) Co.	26,400	2,805
Waste Management, Inc.	7,287	535
Waters Corp.*	1,394	256
WEC Energy Group, Inc.	5,222	321
Welltower, Inc.	6,029	451
Western Union (The) Co.	8,000	152
WestRock Co.	4,299	244
Weyerhaeuser Co.	12,538	420
Whirlpool Corp.	1,276	245
Whole Foods Market, Inc.	5,371	226
Williams (The) Cos., Inc.	13,831	419
Workday, Inc., Class A*	2,130	207
Wyndham Worldwide Corp.	1,768	178
Xcel Energy, Inc.	8,448	388
Xerox Corp.	3,582	103
XL Group Ltd.	4,500	197
Xylem, Inc.	2,924	162
Zayo Group Holdings, Inc.*	3,000	93
Zions Bancorporation	3,400	149
Zoetis, Inc.	8,217	513

		173,619

Total Common Stocks (Cost $236,163)		306,414

PREFERRED STOCKS - 0.2%(1)
Germany - 0.2%
Bayerische Motoren Werke A.G.	945	78
Henkel A.G. & Co. KGaA	2,978	410

		488

Total Preferred Stocks (Cost $291)		488

RIGHTS - 0.0%
Spain - 0.0%
Repsol S.A.*	20,040	9

Total Rights (Cost $9)		9

INVESTMENT COMPANIES - 2.6%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(5) (6)	8,291,586	8,292

Total Investment Companies (Cost $8,292)		8,292

Total Investments - 99.0% (Cost $244,755)		315,203

Other Assets less Liabilities - 1.0%		3,272

NET ASSETS - 100.0%		$318,475

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Investment in affiliate.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2017 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

At June 30, 2017, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	United States Dollar	210	Australian Dollar	276	9/20/17	$2
BNY Mellon	Swedish Krona	840	United States Dollar	100	9/20/17	—	*
BNY Mellon	United States Dollar	349	Japanese Yen	38,712	9/20/17	(4)
Citibank	British Pound	58	United States Dollar	74	9/20/17	(2)
Citibank	United States Dollar	15	Canadian Dollar	20	9/20/17	—	*
Citibank	United States Dollar	578	Euro	514	9/20/17	13
Citibank	United States Dollar	103	Swiss Franc	100	9/20/17	2
Goldman Sachs	United States Dollar	150	Japanese Yen	16,759	9/20/17	—	*
JP Morgan Chase	United States Dollar	280	British Pound	216	9/20/17	2
JP Morgan Chase	United States Dollar	250	Canadian Dollar	327	9/20/17	3
Morgan Stanley	Australian Dollar	202	United States Dollar	153	9/20/17	(2)
Morgan Stanley	United States Dollar	154	Swedish Krona	1,339	9/20/17	5
Societe Generale	United States Dollar	200	Euro	175	9/20/17	—	*

Total						$19

*	Amount rounds to less than one thousand.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500 (United States Dollar)	56	$6,779	Long	9/17	$(24)
Euro Stoxx 50 (Euro)	41	1,607	Long	9/17	(51)
FTSE 100 Index (British Pound)	7	660	Long	9/17	(14)
S&P/TSX 60 Index (Canadian Dollar)	2	274	Long	9/17	(1)
SPI 200 Index (Australian Dollar)	4	434	Long	9/17	(2)
Topix Index (Japanese Yen)	7	1,003	Long	9/17	6

Total					$(86)

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.7%
Consumer Staples	9.4
Energy	5.7
Financials	17.8
Health Care	12.9
Industrials	11.8
Information Technology	15.0
Materials	5.2
Real Estate	3.3
Telecommunication Services	3.0
Utilities	3.2

Total	100.0%

At June 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	58.7%
Euro	12.3
Japanese Yen	8.4
British Pound	5.1
All other currencies less than 5%	15.5

Total	100.0%

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$12,393	$—	$—	$12,393
Germany	289	10,822	—	11,111
Ireland	1,422	860	—	2,282
Netherlands	80	4,397	—	4,477
Sweden	446	4,730	—	5,176
Switzerland	1,904	11,389	—	13,293
United Kingdom	2,540	17,241	—	19,781
United States	173,619	—	—	173,619
All Other Countries(1)	—	64,282	—	64,282

Total Common Stocks	192,693	113,721	—	306,414

Preferred Stocks(1)	—	488	—	488
Rights(1)	9	—	—	9
Investment Companies	8,292	—	—	8,292

Total Investments	$200,994	$114,209	$—	$315,203

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$27	$—	$27
Futures Contracts	6	—	—	6
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(8)	$—	$(8)
Futures Contracts	(92)	—	—	(92)

Total Other Financial Instruments	$(86)	$19	$—	$(67)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, the Fund has tranfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Germany	$3,910	Valuations at official close price with foreign fair value adjustment
Italy	345	Valuations at official close price with foreign fair value adjustment
Netherlands	119	Valuations at official close price with foreign fair value adjustment

Total	$4,374

At June 30, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Switzerland	$139	Valuations at official close price

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued	JUNE 30, 2017 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/2017 (000S)		REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/2017 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/17 (000S)
Common Stock
Portugal	$—	*	$—	$—	*	$—	$—	$—	$—	$—	$—	*

*	Amount rounds to less than one thousand.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$248,336

Gross tax appreciation of investments	$75,209
Gross tax depreciation of investments	(8,342)

Net tax appreciation of investments	$66,867

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS LOSSES (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$5,884	$22,111	$19,703	$—	$—	$10	$8,292
Northern Trust Corp.	298	—	—	37	—	1	335

Total	$6,182	$22,111	$19,703	$37	$—	$11	$8,627

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%(1)
Australia - 6.9%
AGL Energy Ltd.	240,407	$4,715
Alumina Ltd.	899,795	1,326
Amcor Ltd.	413,041	5,146
AMP Ltd.	1,050,384	4,186
APA Group	400,347	2,820
Aristocrat Leisure Ltd.	196,751	3,409
ASX Ltd.	69,715	2,873
Aurizon Holdings Ltd.	747,948	3,078
AusNet Services	611,264	815
Australia & New Zealand Banking Group Ltd.	1,056,710	23,292
Bank of Queensland Ltd.	133,243	1,171
Bendigo & Adelaide Bank Ltd.	174,779	1,492
BGP Holdings PLC(2)	1,085,479	—
BHP Billiton Ltd.	1,154,894	20,600
BHP Billiton PLC	758,874	11,626
BlueScope Steel Ltd.	202,283	2,051
Boral Ltd.	431,433	2,305
Brambles Ltd.	567,004	4,240
Caltex Australia Ltd.	91,852	2,229
Challenger Ltd.	201,582	2,067
CIMIC Group Ltd.	36,875	1,100
Coca-Cola Amatil Ltd.	201,967	1,431
Cochlear Ltd.	20,453	2,446
Commonwealth Bank of Australia	620,153	39,473
Computershare Ltd.	168,490	1,829
Crown Resorts Ltd.	142,713	1,347
CSL Ltd.	163,878	17,413
Dexus	365,284	2,659
Domino’s Pizza Enterprises Ltd.	23,749	951
Flight Centre Travel Group Ltd.	19,289	568
Fortescue Metals Group Ltd.	575,231	2,304
Goodman Group	636,626	3,847
GPT Group (The)	647,812	2,383
Harvey Norman Holdings Ltd.	212,610	624
Healthscope Ltd.	661,641	1,125
Incitec Pivot Ltd.	612,746	1,611
Insurance Australia Group Ltd.	851,319	4,432
LendLease Group	196,698	2,517
Macquarie Group Ltd.	117,185	7,971
Medibank Pvt Ltd.	969,697	2,086
Mirvac Group	1,316,742	2,161
National Australia Bank Ltd.	963,111	21,905
Newcrest Mining Ltd.	272,532	4,231
Oil Search Ltd.	480,104	2,517
Orica Ltd.	136,443	2,166
Origin Energy Ltd.*	635,991	3,348
Qantas Airways Ltd.	152,328	671
QBE Insurance Group Ltd.	499,682	4,536
Ramsay Health Care Ltd.	50,821	2,877
REA Group Ltd.	19,916	1,018
Santos Ltd.*	689,558	1,604
Scentre Group	1,926,604	5,991
SEEK Ltd.	119,856	1,557
Sonic Healthcare Ltd.	141,225	2,629
South32 Ltd.	683,909	1,418
South32 Ltd. (ASE Exchange)	1,220,991	2,510
Stockland	875,290	2,945
Suncorp Group Ltd.	460,384	5,238
Sydney Airport	388,367	2,116
Tabcorp Holdings Ltd.	313,626	1,053
Tatts Group Ltd.	468,937	1,509
Telstra Corp. Ltd.	1,484,475	4,916
TPG Telecom Ltd.	140,719	617
Transurban Group	741,823	6,752
Treasury Wine Estates Ltd.	265,199	2,680
Vicinity Centres	1,239,076	2,446
Wesfarmers Ltd.	407,110	12,564
Westfield Corp.	705,818	4,353
Westpac Banking Corp.	1,208,020	28,195
Woodside Petroleum Ltd.	274,358	6,289
Woolworths Ltd.	464,880	9,135

		349,505

Austria - 0.2%
ANDRITZ A.G.	26,243	1,583
Erste Group Bank A.G.*	107,208	4,113
OMV A.G.	52,230	2,715
Raiffeisen Bank International A.G.*	51,651	1,307
voestalpine A.G.	41,645	1,943

		11,661

Belgium - 1.1%
Ageas	69,088	2,783
Anheuser-Busch InBev S.A./N.V.	274,311	30,354
Colruyt S.A.	21,175	1,116
Groupe Bruxelles Lambert S.A.	28,655	2,762
KBC Group N.V.	90,813	6,894
Proximus SADP	55,940	1,957

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%(1) continued
Belgium - 1.1% continued
Solvay S.A., Class A	26,307	$3,532
Telenet Group Holding N.V.*	19,843	1,250
UCB S.A.	45,918	3,160
Umicore S.A.	33,620	2,342

		56,150

Chile - 0.0%
Antofagasta PLC	142,799	1,491

China - 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	814,366	704

Denmark - 1.8%
AP Moller - Maersk A/S, Class A	1,325	2,532
AP Moller - Maersk A/S, Class B	2,391	4,831
Carlsberg A/S, Class B	38,151	4,084
Chr Hansen Holding A/S	35,294	2,567
Coloplast A/S, Class B	42,401	3,552
Danske Bank A/S	266,545	10,289
DONG Energy A/S(3)	51,816	2,346
DSV A/S	68,350	4,212
Genmab A/S*	20,392	4,366
H Lundbeck A/S	24,267	1,367
ISS A/S	60,488	2,381
Novo Nordisk A/S, Class B	651,737	27,956
Novozymes A/S, Class B	83,384	3,652
Pandora A/S	39,992	3,749
TDC A/S	298,127	1,737
Tryg A/S	41,987	919
Vestas Wind Systems A/S	79,893	7,402
William Demant Holding A/S*	40,897	1,062

		89,004

Finland - 1.0%
Elisa OYJ	50,408	1,954
Fortum OYJ	158,907	2,499
Kone OYJ, Class B	121,458	6,194
Metso OYJ	40,621	1,410
Neste OYJ	44,781	1,767
Nokia OYJ	105,543	646
Nokia OYJ (Helsinki Exchange)	1,998,783	12,284
Nokian Renkaat OYJ	41,172	1,706
Orion OYJ, Class B	36,986	2,362
Sampo OYJ, Class A	161,015	8,277
Stora Enso OYJ (Registered)	197,092	2,549
UPM-Kymmene OYJ	193,901	5,530
Wartsila OYJ Abp	52,377	3,096

		50,274

France - 10.1%
Accor S.A.	67,753	3,193
Aeroports de Paris	10,807	1,746
Air Liquide S.A.	139,898	17,385
Airbus S.E.	208,441	17,175
Alstom S.A.	55,145	1,930
Arkema S.A.	24,160	2,580
Atos S.E.	33,714	4,730
AXA S.A.	697,468	19,222
BNP Paribas S.A.	403,791	29,368
Bollore S.A.	299,625	1,364
Bouygues S.A.	76,843	3,244
Bureau Veritas S.A.	93,473	2,071
Capgemini S.E.	58,093	6,036
Carrefour S.A.	202,091	5,130
Casino Guichard Perrachon S.A.	19,048	1,129
Christian Dior S.E.	19,402	5,571
Cie de Saint-Gobain	179,811	9,619
Cie Generale des Etablissements Michelin	61,626	8,193
CNP Assurances	62,136	1,395
Credit Agricole S.A.	412,619	6,709
Danone S.A.	212,302	15,959
Dassault Aviation S.A.	868	1,213
Dassault Systemes S.E.	46,461	4,164
Edenred	80,058	2,090
Eiffage S.A.	26,699	2,428
Electricite de France S.A.	202,594	2,212
Engie S.A.	613,250	9,310
Essilor International S.A.	74,707	9,552
Eurazeo S.A.	15,814	1,187
Eurofins Scientific S.E.	3,931	2,216
Eutelsat Communications S.A.	63,594	1,626
Fonciere Des Regions	12,130	1,129
Gecina S.A.	14,529	2,280
Groupe Eurotunnel S.E. (Registered)	165,528	1,766
Hermes International	7,628	3,772
ICADE	12,407	1,045
Iliad S.A.	9,420	2,229
Imerys S.A.	13,315	1,159
Ingenico Group S.A.	20,742	1,882

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%(1) continued
France - 10.1% continued
Ipsen S.A.	13,941	$1,909
JCDecaux S.A.	25,793	847
Kering	27,375	9,373
Klepierre	78,130	3,203
Lagardere S.C.A.	43,424	1,373
Legrand S.A.	96,323	6,746
L’Oreal S.A.	90,652	18,893
LVMH Moet Hennessy Louis Vuitton S.E.	100,300	25,161
Natixis S.A.	332,074	2,252
Orange S.A.	718,389	11,444
Pernod Ricard S.A.	76,570	10,265
Peugeot S.A.	175,418	3,502
Publicis Groupe S.A.	72,795	5,454
Remy Cointreau S.A.	8,321	972
Renault S.A.	63,194	5,733
Rexel S.A.	110,674	1,814
Safran S.A.	112,517	10,321
Sanofi	418,322	40,206
Schneider Electric S.E.	4,873	375
Schneider Electric S.E. (Euronext Paris Exchange)*	197,548	15,206
SCOR S.E.	63,599	2,523
SEB S.A.	8,304	1,492
SES S.A.	129,533	3,037
Societe BIC S.A.	9,907	1,176
Societe Generale S.A.	276,085	15,011
Sodexo S.A.	33,557	4,339
Suez	129,909	2,408
Thales S.A.	38,076	4,102
TOTAL S.A.	838,516	41,545
Unibail-Rodamco S.E.	35,777	9,021
Valeo S.A.	86,707	5,882
Veolia Environnement S.A.	175,560	3,728
Vinci S.A.	180,309	15,402
Vivendi S.A.	368,189	8,196
Wendel S.A.	10,230	1,516
Zodiac Aerospace	73,057	1,987

		511,423

Germany - 8.7%
adidas A.G.	67,725	12,983
Allianz S.E. (Registered)	164,280	32,374
Axel Springer S.E.	17,486	1,050
BASF S.E.	330,392	30,711
Bayer A.G. (Registered)	297,472	38,488
Bayerische Motoren Werke A.G.	119,038	11,080
Beiersdorf A.G.	36,344	3,828
Brenntag A.G.	54,717	3,168
Commerzbank A.G.*	382,393	4,580
Continental A.G.	39,625	8,551
Covestro A.G.(3)	40,603	2,932
Daimler A.G. (Registered)	346,345	25,125
Deutsche Bank A.G. (Registered)	744,368	13,219
Deutsche Boerse A.G.	69,035	7,301
Deutsche Lufthansa A.G. (Registered)	84,450	1,928
Deutsche Post A.G. (Registered)	357,274	13,406
Deutsche Telekom A.G. (Registered)	1,178,456	21,179
Deutsche Wohnen A.G. (Bearer)	126,633	4,847
E.ON S.E.	791,589	7,471
Evonik Industries A.G.	58,919	1,883
Fraport A.G. Frankfurt Airport Services Worldwide	14,923	1,320
Fresenius Medical Care A.G. & Co. KGaA	77,725	7,477
Fresenius S.E. & Co. KGaA	149,494	12,855
GEA Group A.G.	66,579	2,732
Hannover Rueck S.E.	21,167	2,544
HeidelbergCement A.G.	53,041	5,132
Henkel A.G. & Co. KGaA	37,852	4,578
HOCHTIEF A.G.	6,969	1,278
HUGO BOSS A.G.	22,478	1,578
Infineon Technologies A.G.	409,462	8,677
Innogy S.E.(3)	49,915	1,965
K+S A.G. (Registered)	67,875	1,740
LANXESS A.G.	32,598	2,469
Linde A.G.	66,806	12,690
MAN S.E.	12,014	1,288
Merck KGaA	45,958	5,564
METRO A.G.	62,876	2,123
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	57,780	11,657
OSRAM Licht A.G.	30,891	2,468
ProSiebenSat.1 Media S.E.	85,243	3,567
RTL Group S.A.	14,647	1,108
RWE A.G.*	186,659	3,722
SAP S.E.	354,041	37,004
Siemens A.G. (Registered)	275,275	37,850
Symrise A.G.	43,731	3,098
Telefonica Deutschland Holding A.G.	272,218	1,360

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%(1) continued
Germany - 8.7% continued
thyssenkrupp A.G.	132,940	$3,779
TUI A.G. - CDI	82,086	1,195
TUI A.G. - CDI (London Exchange)	80,069	1,169
United Internet A.G. (Registered)	44,168	2,429
Volkswagen A.G.	11,903	1,848
Vonovia S.E.	167,106	6,640
Zalando S.E.* (3)	41,639	1,909

		442,917

Hong Kong - 3.4%
AIA Group Ltd.	4,335,286	31,687
ASM Pacific Technology Ltd.	94,500	1,276
Bank of East Asia (The) Ltd.	445,311	1,915
BOC Hong Kong Holdings Ltd.	1,338,608	6,417
Cheung Kong Property Holdings Ltd.	949,638	7,439
CK Hutchison Holdings Ltd.	971,638	12,199
CK Infrastructure Holdings Ltd.	234,353	1,968
CLP Holdings Ltd.	594,514	6,290
First Pacific Co. Ltd.	749,539	553
Galaxy Entertainment Group Ltd.	837,148	5,083
Hang Lung Group Ltd.	320,000	1,324
Hang Lung Properties Ltd.	709,501	1,772
Hang Seng Bank Ltd.	277,579	5,806
Henderson Land Development Co. Ltd.	421,471	2,351
HK Electric Investments & HK Electric Investments Ltd.(3)	883,727	813
HKT Trust & HKT Ltd.	1,379,220	1,809
Hong Kong & China Gas Co. Ltd.	3,048,399	5,729
Hong Kong Exchanges & Clearing Ltd.	418,167	10,811
Hongkong Land Holdings Ltd.	428,700	3,155
Hysan Development Co. Ltd.	237,501	1,134
Jardine Matheson Holdings Ltd.	77,200	4,958
Jardine Strategic Holdings Ltd.	80,800	3,371
Kerry Properties Ltd.	246,703	837
Li & Fung Ltd.	1,969,218	717
Link REIT	790,271	6,013
Melco Resorts & Entertainment Ltd. ADR	91,521	2,055
MGM China Holdings Ltd.	330,516	735
MTR Corp. Ltd.	538,337	3,033
New World Development Co. Ltd.	2,067,780	2,625
NWS Holdings Ltd.	528,011	1,039
PCCW Ltd.	1,617,926	920
Power Assets Holdings Ltd.	496,817	4,385
Sands China Ltd.	869,899	3,984
Shangri-La Asia Ltd.	432,574	735
Sino Land Co. Ltd.	1,122,039	1,840
SJM Holdings Ltd.	687,572	725
Sun Hung Kai Properties Ltd.	521,258	7,658
Swire Pacific Ltd., Class A	179,051	1,749
Swire Properties Ltd.	430,187	1,421
Techtronic Industries Co. Ltd.	484,833	2,229
WH Group Ltd.(3)	2,962,713	2,990
Wharf Holdings (The) Ltd.	441,766	3,662
Wheelock & Co. Ltd.	286,021	2,158
Wynn Macau Ltd.	568,946	1,330
Yue Yuen Industrial Holdings Ltd.	279,710	1,161

		171,861

Ireland - 0.6%
AerCap Holdings N.V.*	54,300	2,521
Bank of Ireland*	10,135,473	2,681
CRH PLC	30,814	1,098
CRH PLC (Dublin Exchange)	270,149	9,585
DCC PLC	32,467	2,959
Irish Bank Resolution Corp. Ltd.* (2)	99,788	—
James Hardie Industries PLC - CDI	154,660	2,437
Kerry Group PLC, Class A	56,782	4,885
Paddy Power Betfair PLC	29,503	3,150
Ryanair Holdings PLC*	3,071	63
Ryanair Holdings PLC ADR*	5,723	616

		29,995

Israel - 0.7%
Azrieli Group Ltd.	14,093	783
Bank Hapoalim B.M.	384,932	2,595
Bank Leumi Le-Israel B.M.	516,394	2,508
Bezeq The Israeli Telecommunication Corp. Ltd.	711,121	1,180
Check Point Software Technologies Ltd.*	46,700	5,094
Elbit Systems Ltd.	7,937	980
Frutarom Industries Ltd.	14,470	1,012
Israel Chemicals Ltd.	177,677	837
Mizrahi Tefahot Bank Ltd.	47,878	871
Mobileye N.V.*	70,000	4,396
Nice Ltd.	21,328	1,692
Taro Pharmaceutical Industries Ltd.*	4,900	549
Teva Pharmaceutical Industries Ltd. ADR	329,195	10,936

		33,433

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%(1) continued
Italy - 2.0%
Assicurazioni Generali S.p.A.	451,446	$7,460
Atlantia S.p.A.	162,936	4,601
Enel S.p.A.	2,930,096	15,779
Eni S.p.A.	916,476	13,830
Ferrari N.V.	18,118	1,561
Ferrari N.V. (New York Exchange)	26,244	2,257
Intesa Sanpaolo S.p.A.	4,567,579	14,571
Intesa Sanpaolo S.p.A. (RSP)	325,825	971
Leonardo S.p.A.	142,347	2,378
Luxottica Group S.p.A.	62,002	3,598
Mediobanca S.p.A.	198,710	1,972
Poste Italiane S.p.A.(3)	183,432	1,256
Prysmian S.p.A.	73,162	2,160
Recordati S.p.A.	36,593	1,489
Saipem S.p.A.*	204,661	756
Snam S.p.A.	828,317	3,623
Telecom Italia S.p.A.*	4,112,894	3,812
Telecom Italia S.p.A. (RSP)	2,226,446	1,647
Tenaris S.A.	172,247	2,686
Terna Rete Elettrica Nazionale S.p.A.	513,278	2,778
UniCredit S.p.A.*	720,221	13,581
UnipolSai Assicurazioni S.p.A.	337,261	739

		103,505

Japan - 22.7%
ABC-Mart, Inc.	11,000	648
Acom Co. Ltd.*	139,300	637
Aeon Co. Ltd.	222,300	3,381
AEON Financial Service Co. Ltd.	38,800	823
Aeon Mall Co. Ltd.	39,780	784
Air Water, Inc.	50,269	926
Aisin Seiki Co. Ltd.	64,300	3,298
Ajinomoto Co., Inc.	195,000	4,214
Alfresa Holdings Corp.	70,500	1,361
Alps Electric Co. Ltd.	70,800	2,052
Amada Holdings Co. Ltd.	118,600	1,373
ANA Holdings, Inc.	419,000	1,457
Aozora Bank Ltd.	432,000	1,648
Asahi Glass Co. Ltd.	73,500	3,102
Asahi Group Holdings Ltd.	140,800	5,301
Asahi Kasei Corp.	452,000	4,869
Asics Corp.	60,600	1,125
Astellas Pharma, Inc.	775,100	9,490
Bandai Namco Holdings, Inc.	70,400	2,402
Bank of Kyoto (The) Ltd.	113,971	1,077
Benesse Holdings, Inc.	26,400	998
Bridgestone Corp.	234,000	10,105
Brother Industries Ltd.	87,300	2,020
Calbee, Inc.	29,900	1,176
Canon, Inc.	384,800	13,095
Casio Computer Co. Ltd.	68,200	1,051
Central Japan Railway Co.	52,200	8,517
Chiba Bank (The) Ltd.	255,000	1,854
Chubu Electric Power Co., Inc.	234,800	3,123
Chugai Pharmaceutical Co. Ltd.	81,755	3,064
Chugoku Bank (The) Ltd.	54,800	821
Chugoku Electric Power (The) Co., Inc.	102,400	1,129
Coca-Cola Bottlers Japan, Inc.	45,100	1,306
Concordia Financial Group Ltd.	439,200	2,224
Credit Saison Co. Ltd.	56,000	1,096
CYBERDYNE, Inc.*	35,100	468
Dai Nippon Printing Co. Ltd.	187,000	2,081
Daicel Corp.	102,300	1,275
Dai-ichi Life Holdings, Inc.	389,600	7,074
Daiichi Sankyo Co. Ltd.	204,600	4,825
Daikin Industries Ltd.	89,500	9,153
Daito Trust Construction Co. Ltd.	25,300	3,937
Daiwa House Industry Co. Ltd.	204,300	6,990
Daiwa House REIT Investment Corp.	509	1,208
Daiwa Securities Group, Inc.	600,000	3,565
DeNA Co. Ltd.	40,700	913
Denso Corp.	171,000	7,237
Dentsu, Inc.	77,818	3,728
Disco Corp.	10,000	1,601
Don Quijote Holdings Co. Ltd.	42,400	1,609
East Japan Railway Co.	119,212	11,410
Eisai Co. Ltd.	95,800	5,296
Electric Power Development Co. Ltd.	52,900	1,309
FamilyMart UNY Holdings Co. Ltd.	29,600	1,696
FANUC Corp.	69,700	13,459
Fast Retailing Co. Ltd.	19,200	6,405
Fuji Electric Co. Ltd.	196,000	1,036
FUJIFILM Holdings Corp.	147,300	5,302
Fujitsu Ltd.	704,000	5,197
Fukuoka Financial Group, Inc.	284,000	1,353
Hachijuni Bank (The) Ltd.	142,395	907
Hakuhodo DY Holdings, Inc.	83,200	1,106
Hamamatsu Photonics K.K.	51,170	1,575
Hankyu Hanshin Holdings, Inc.	88,100	3,171

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%(1) continued
Japan - 22.7% continued
Hikari Tsushin, Inc.	8,300	$874
Hino Motors Ltd.	95,100	1,058
Hirose Electric Co. Ltd.	11,260	1,608
Hiroshima Bank (The) Ltd.	174,000	773
Hisamitsu Pharmaceutical Co., Inc.	23,500	1,127
Hitachi Chemical Co. Ltd.	39,100	1,169
Hitachi Construction Machinery Co. Ltd.	37,600	942
Hitachi High-Technologies Corp.	25,800	1,005
Hitachi Ltd.	1,740,000	10,700
Hitachi Metals Ltd.	79,800	1,114
Honda Motor Co. Ltd.	618,400	16,897
Hoshizaki Corp.	19,900	1,801
Hoya Corp.	140,800	7,333
Hulic Co. Ltd.	112,400	1,149
Idemitsu Kosan Co. Ltd.	30,500	864
IHI Corp.*	542,000	1,850
Iida Group Holdings Co. Ltd.	56,664	945
Inpex Corp.	345,300	3,330
Isetan Mitsukoshi Holdings Ltd.	121,460	1,220
Isuzu Motors Ltd.	203,200	2,513
ITOCHU Corp.	537,500	8,000
J Front Retailing Co. Ltd.	87,000	1,339
Japan Airlines Co. Ltd.	45,100	1,395
Japan Airport Terminal Co. Ltd.	16,200	621
Japan Exchange Group, Inc.	189,900	3,449
Japan Post Bank Co. Ltd.	143,300	1,836
Japan Post Holdings Co. Ltd.	158,800	1,972
Japan Prime Realty Investment Corp.	315	1,091
Japan Real Estate Investment Corp.	461	2,291
Japan Retail Fund Investment Corp.	902	1,664
Japan Tobacco, Inc.	395,400	13,897
JFE Holdings, Inc.	190,200	3,309
JGC Corp.	76,800	1,247
JSR Corp.	71,400	1,233
JTEKT Corp.	82,900	1,217
JXTG Holdings, Inc.	1,099,397	4,810
Kajima Corp.	317,000	2,677
Kakaku.com, Inc.	48,300	694
Kamigumi Co. Ltd.	86,000	903
Kaneka Corp.	108,000	825
Kansai Electric Power (The) Co., Inc.	255,000	3,517
Kansai Paint Co. Ltd.	72,300	1,666
Kao Corp.	178,000	10,580
Kawasaki Heavy Industries Ltd.	531,000	1,574
KDDI Corp.	659,500	17,472
Keihan Holdings Co. Ltd.	171,000	1,088
Keikyu Corp.	173,000	2,087
Keio Corp.	204,000	1,708
Keisei Electric Railway Co. Ltd.	50,800	1,358
Keyence Corp.	34,978	15,396
Kikkoman Corp.	52,800	1,689
Kintetsu Group Holdings Co. Ltd.	637,000	2,456
Kirin Holdings Co. Ltd.	315,300	6,429
Kobe Steel Ltd.*	115,900	1,195
Koito Manufacturing Co. Ltd.	39,914	2,062
Komatsu Ltd.	329,900	8,410
Konami Holdings Corp.	33,100	1,842
Konica Minolta, Inc.	166,700	1,388
Kose Corp.	11,100	1,214
Kubota Corp.	382,400	6,444
Kuraray Co. Ltd.	124,300	2,258
Kurita Water Industries Ltd.	38,000	1,037
Kyocera Corp.	115,800	6,714
Kyowa Hakko Kirin Co. Ltd.	91,100	1,695
Kyushu Electric Power Co., Inc.	154,200	1,874
Kyushu Financial Group, Inc.	128,300	812
Kyushu Railway Co.	56,000	1,818
Lawson, Inc.	18,600	1,300
LINE Corp.*	14,500	503
Lion Corp.	80,000	1,658
LIXIL Group Corp.	95,400	2,388
M3, Inc.	74,000	2,043
Mabuchi Motor Co. Ltd.	18,500	923
Makita Corp.	81,800	3,029
Marubeni Corp.	596,200	3,860
Marui Group Co. Ltd.	70,600	1,042
Maruichi Steel Tube Ltd.	18,800	547
Mazda Motor Corp.	208,900	2,924
McDonald’s Holdings Co. Japan Ltd.	25,100	962
Mebuki Financial Group, Inc.	351,110	1,309
Medipal Holdings Corp.	64,000	1,186
MEIJI Holdings Co. Ltd.	44,426	3,603
MINEBEA MITSUMI, Inc.	138,700	2,239
Miraca Holdings, Inc.	21,941	988
MISUMI Group, Inc.	96,700	2,210
Mitsubishi Chemical Holdings Corp.	514,000	4,269
Mitsubishi Corp.	542,900	11,405

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%(1) continued
Japan - 22.7% continued
Mitsubishi Electric Corp.	695,000	$10,024
Mitsubishi Estate Co. Ltd.	453,200	8,466
Mitsubishi Gas Chemical Co., Inc.	65,500	1,388
Mitsubishi Heavy Industries Ltd.	1,147,000	4,706
Mitsubishi Materials Corp.	41,500	1,260
Mitsubishi Motors Corp.	234,900	1,552
Mitsubishi Tanabe Pharma Corp.	78,700	1,823
Mitsubishi UFJ Financial Group, Inc.	4,331,495	29,210
Mitsubishi UFJ Lease & Finance Co. Ltd.	163,400	896
Mitsui & Co. Ltd.	609,200	8,721
Mitsui Chemicals, Inc.	321,000	1,704
Mitsui Fudosan Co. Ltd.	320,800	7,670
Mitsui OSK Lines Ltd.	415,000	1,222
Mixi, Inc.	15,700	871
Mizuho Financial Group, Inc.	8,669,889	15,889
MS&AD Insurance Group Holdings, Inc.	169,343	5,710
Murata Manufacturing Co. Ltd.	68,897	10,498
Nabtesco Corp.	41,899	1,220
Nagoya Railroad Co. Ltd.	322,000	1,502
NEC Corp.	917,000	2,436
Nexon Co. Ltd.*	68,600	1,358
NGK Insulators Ltd.	92,500	1,849
NGK Spark Plug Co. Ltd.	58,600	1,251
NH Foods Ltd.	62,000	1,885
Nidec Corp.	86,300	8,862
Nikon Corp.	121,800	1,949
Nintendo Co. Ltd.	40,800	13,655
Nippon Building Fund, Inc.	478	2,439
Nippon Electric Glass Co. Ltd.	29,500	1,076
Nippon Express Co. Ltd.	290,000	1,818
Nippon Paint Holdings Co. Ltd.	57,700	2,189
Nippon Prologis REIT, Inc.	582	1,239
Nippon Steel & Sumitomo Metal Corp.	272,661	6,172
Nippon Telegraph & Telephone Corp.	248,756	11,767
Nippon Yusen K.K.*	605,000	1,128
Nissan Chemical Industries Ltd.	44,200	1,462
Nissan Motor Co. Ltd.	829,100	8,266
Nisshin Seifun Group, Inc.	74,105	1,217
Nissin Foods Holdings Co. Ltd.	21,500	1,344
Nitori Holdings Co. Ltd.	28,700	3,841
Nitto Denko Corp.	59,000	4,867
NOK Corp.	33,200	703
Nomura Holdings, Inc.	1,306,300	7,862
Nomura Real Estate Holdings, Inc.	43,400	850
Nomura Real Estate Master Fund, Inc.	1,316	1,797
Nomura Research Institute Ltd.	46,274	1,826
NSK Ltd.	134,600	1,691
NTT Data Corp.	222,500	2,480
NTT DOCOMO, Inc.	498,000	11,755
Obayashi Corp.	228,700	2,692
Obic Co. Ltd.	24,000	1,477
Odakyu Electric Railway Co. Ltd.	103,700	2,093
Oji Holdings Corp.	314,000	1,625
Olympus Corp.	105,000	3,837
Omron Corp.	70,300	3,058
Ono Pharmaceutical Co. Ltd.	150,000	3,277
Oracle Corp. Japan	14,600	949
Oriental Land Co. Ltd.	77,800	5,270
ORIX Corp.	477,100	7,416
Osaka Gas Co. Ltd.	688,000	2,815
Otsuka Corp.	19,000	1,180
Otsuka Holdings Co. Ltd.	141,515	6,035
Panasonic Corp.	793,800	10,797
Park24 Co. Ltd.	38,900	988
Pola Orbis Holdings, Inc.	32,000	845
Rakuten, Inc.	334,900	3,948
Recruit Holdings Co. Ltd.	398,100	6,851
Resona Holdings, Inc.	794,110	4,388
Ricoh Co. Ltd.	250,800	2,219
Rinnai Corp.	12,800	1,194
Rohm Co. Ltd.	33,400	2,573
Ryohin Keikaku Co. Ltd.	8,400	2,100
Sankyo Co. Ltd.	14,700	499
Santen Pharmaceutical Co. Ltd.	131,800	1,790
SBI Holdings, Inc.	75,660	1,027
Secom Co. Ltd.	74,600	5,668
Sega Sammy Holdings, Inc.	61,800	833
Seibu Holdings, Inc.	66,100	1,224
Seiko Epson Corp.	98,700	2,200
Sekisui Chemical Co. Ltd.	150,400	2,698
Sekisui House Ltd.	217,500	3,835
Seven & i Holdings Co. Ltd.	270,700	11,162
Seven Bank Ltd.	209,800	752
Sharp Corp.*	537,000	1,999
Shimadzu Corp.	88,400	1,685
Shimamura Co. Ltd.	8,300	1,016
Shimano, Inc.	26,700	4,232

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%(1) continued
Japan - 22.7% continued
Shimizu Corp.	197,000	$2,091
Shin-Etsu Chemical Co. Ltd.	139,700	12,691
Shinsei Bank Ltd.	597,000	1,044
Shionogi & Co. Ltd.	106,100	5,918
Shiseido Co. Ltd.	136,300	4,856
Shizuoka Bank (The) Ltd.	181,000	1,640
Showa Shell Sekiyu K.K.	65,400	608
SMC Corp.	20,700	6,304
SoftBank Group Corp.	297,000	24,130
Sohgo Security Services Co. Ltd.	26,800	1,208
Sompo Holdings, Inc.	125,945	4,886
Sony Corp.	454,400	17,333
Sony Financial Holdings, Inc.	64,100	1,098
Stanley Electric Co. Ltd.	49,500	1,497
Start Today Co. Ltd.	67,800	1,671
Subaru Corp.	221,000	7,470
Sumitomo Chemical Co. Ltd.	573,000	3,305
Sumitomo Corp.	425,300	5,545
Sumitomo Dainippon Pharma Co. Ltd.	53,400	730
Sumitomo Electric Industries Ltd.	270,600	4,176
Sumitomo Heavy Industries Ltd.	204,000	1,350
Sumitomo Metal Mining Co. Ltd.	174,000	2,329
Sumitomo Mitsui Financial Group, Inc.	482,942	18,893
Sumitomo Mitsui Trust Holdings, Inc.	119,219	4,277
Sumitomo Realty & Development Co. Ltd.	129,000	3,987
Sumitomo Rubber Industries Ltd.	64,400	1,089
Sundrug Co. Ltd.	28,100	1,049
Suntory Beverage & Food Ltd.	49,000	2,280
Suruga Bank Ltd.	64,800	1,575
Suzuken Co. Ltd.	25,836	859
Suzuki Motor Corp.	124,700	5,926
Sysmex Corp.	56,698	3,391
T&D Holdings, Inc.	197,000	3,018
Taiheiyo Cement Corp.	434,000	1,585
Taisei Corp.	376,000	3,436
Taisho Pharmaceutical Holdings Co. Ltd.	10,700	815
Taiyo Nippon Sanso Corp.	45,300	510
Takashimaya Co. Ltd.	113,000	1,077
Takeda Pharmaceutical Co. Ltd.	255,700	13,001
TDK Corp.	47,200	3,114
Teijin Ltd.	68,600	1,321
Terumo Corp.	116,200	4,581
THK Co. Ltd.	43,800	1,245
Tobu Railway Co. Ltd.	350,000	1,911
Toho Co. Ltd.	42,100	1,298
Toho Gas Co. Ltd.	127,000	925
Tohoku Electric Power Co., Inc.	167,000	2,314
Tokio Marine Holdings, Inc.	244,800	10,171
Tokyo Electric Power Co. Holdings, Inc.*	510,600	2,108
Tokyo Electron Ltd.	56,600	7,668
Tokyo Gas Co. Ltd.	708,000	3,687
Tokyo Tatemono Co. Ltd.	70,000	919
Tokyu Corp.	388,000	2,963
Tokyu Fudosan Holdings Corp.	191,800	1,136
Toppan Printing Co. Ltd.	185,000	2,032
Toray Industries, Inc.	525,900	4,406
Toshiba Corp.*	1,460,000	3,537
Tosoh Corp.	216,000	2,221
TOTO Ltd.	51,500	1,971
Toyo Seikan Group Holdings Ltd.	55,100	932
Toyo Suisan Kaisha Ltd.	32,900	1,262
Toyoda Gosei Co. Ltd.	22,400	536
Toyota Industries Corp.	59,500	3,139
Toyota Motor Corp.	938,544	49,231
Toyota Tsusho Corp.	74,800	2,246
Trend Micro, Inc.	44,100	2,275
Tsuruha Holdings, Inc.	13,100	1,392
Unicharm Corp.	145,800	3,667
United Urban Investment Corp.	1,133	1,617
USS Co. Ltd.	80,200	1,596
West Japan Railway Co.	59,100	4,179
Yahoo Japan Corp.	500,500	2,180
Yakult Honsha Co. Ltd.	32,000	2,179
Yamada Denki Co. Ltd.	237,190	1,179
Yamaguchi Financial Group, Inc.	69,000	835
Yamaha Corp.	60,000	2,077
Yamaha Motor Co. Ltd.	98,500	2,547
Yamato Holdings Co. Ltd.	128,700	2,614
Yamazaki Baking Co. Ltd.	44,505	887
Yaskawa Electric Corp.	90,400	1,921
Yokogawa Electric Corp.	83,400	1,341
Yokohama Rubber (The) Co. Ltd.	44,400	893

		1,155,860

Jordan - 0.0%
Hikma Pharmaceuticals PLC	49,696	952

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%(1) continued
Mexico - 0.0%
Fresnillo PLC	82,121	$1,594

Netherlands - 4.3%
ABN AMRO Group N.V. - CVA(3)	134,174	3,585
Aegon N.V.	643,616	3,307
Akzo Nobel N.V.	90,895	7,891
Altice N.V., Class A*	140,853	3,276
Altice N.V., Class B*	32,352	747
ArcelorMittal*	238,286	5,424
ASML Holding N.V.	134,493	17,511
Boskalis Westminster	34,442	1,119
EXOR N.V.	38,318	2,085
Gemalto N.V.	24,447	1,476
Gemalto N.V. (Euronext Paris Exchange)	3,862	232
Heineken Holding N.V.	35,800	3,290
Heineken N.V.	82,276	8,015
ING Groep N.V.	1,394,843	24,259
Koninklijke Ahold Delhaize N.V.	461,959	8,855
Koninklijke DSM N.V.	65,651	4,796
Koninklijke KPN N.V.	1,219,422	3,913
Koninklijke Philips N.V.	338,226	12,040
Koninklijke Vopak N.V.	26,232	1,218
NN Group N.V.	108,424	3,860
NXP Semiconductors N.V.*	124,786	13,658
QIAGEN N.V.*	78,050	2,599
Randstad Holding N.V.	43,903	2,567
Royal Dutch Shell PLC, Class A	309	8
Royal Dutch Shell PLC, Class A (London Exchange)	1,592,898	42,312
Royal Dutch Shell PLC, Class B	1,347,340	36,189
Wolters Kluwer N.V.	107,812	4,569

		218,801

New Zealand - 0.2%
Auckland International Airport Ltd.	337,945	1,766
Contact Energy Ltd.	242,459	926
Fletcher Building Ltd.	247,072	1,449
Mercury NZ Ltd.	266,378	649
Meridian Energy Ltd.	469,553	1,001
Ryman Healthcare Ltd.	144,932	880
Spark New Zealand Ltd.	649,152	1,800

		8,471

Norway - 0.6%
DNB ASA	351,630	6,001
Gjensidige Forsikring ASA	67,330	1,149
Marine Harvest ASA*	141,916	2,429
Norsk Hydro ASA	490,720	2,725
Orkla ASA	298,321	3,034
Schibsted ASA, Class A	24,619	595
Schibsted ASA, Class B	29,755	658
Statoil ASA	409,488	6,806
Telenor ASA	266,743	4,424
Yara International ASA	65,056	2,446

		30,267

Portugal - 0.2%
Banco Espirito Santo S.A. (Registered)* (2)	882,815	—
EDP - Energias de Portugal S.A.	841,009	2,752
Galp Energia SGPS S.A.	183,895	2,793
Jeronimo Martins SGPS S.A.	88,483	1,732

		7,277

Singapore - 1.3%
Ascendas Real Estate Investment Trust	894,579	1,696
CapitaLand Commercial Trust	717,700	865
CapitaLand Ltd.	950,050	2,415
CapitaLand Mall Trust	885,900	1,271
City Developments Ltd.	153,600	1,197
ComfortDelGro Corp. Ltd.	767,100	1,283
DBS Group Holdings Ltd.	643,870	9,701
Genting Singapore PLC	2,128,380	1,678
Global Logistic Properties Ltd.	932,939	1,939
Golden Agri-Resources Ltd.	2,458,692	670
Hutchison Port Holdings Trust, Class U	1,748,600	752
Jardine Cycle & Carriage Ltd.	36,973	1,192
Keppel Corp. Ltd.	510,250	2,331
Oversea-Chinese Banking Corp. Ltd.	1,122,444	8,798
SATS Ltd.	229,600	853
Sembcorp Industries Ltd.	343,444	769
Singapore Airlines Ltd.	198,334	1,458
Singapore Exchange Ltd.	298,000	1,589
Singapore Press Holdings Ltd.	602,295	1,413
Singapore Technologies Engineering Ltd.	571,400	1,527
Singapore Telecommunications Ltd.	2,943,125	8,316
StarHub Ltd.	211,500	418
Suntec Real Estate Investment Trust	835,800	1,135
United Overseas Bank Ltd.	474,649	7,975

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%(1) continued
Singapore - 1.3% continued
UOL Group Ltd.	185,880	$1,032
Wilmar International Ltd.	566,200	1,378

		63,651

South Africa - 0.1%
Investec PLC	235,427	1,759
Mediclinic International PLC	130,760	1,263
Mondi PLC	134,595	3,532

		6,554

Spain - 3.3%
Abertis Infraestructuras S.A.	247,466	4,588
ACS Actividades de Construccion y Servicios S.A.	86,441	3,344
Aena S.A.(3)	24,143	4,717
Amadeus IT Group S.A.	158,341	9,472
Banco Bilbao Vizcaya Argentaria S.A.	2,406,342	20,112
Banco de Sabadell S.A.	1,893,389	3,876
Banco Santander S.A.	5,246,613	34,930
Bankia S.A.	374,279	1,811
Bankinter S.A.	237,663	2,199
CaixaBank S.A.	1,298,561	6,216
Distribuidora Internacional de Alimentacion S.A.	230,315	1,438
Enagas S.A.	79,849	2,243
Endesa S.A.	112,513	2,599
Ferrovial S.A.	176,417	3,921
Gamesa Corp. Technologica S.A.	88,699	1,900
Gas Natural SDG S.A.	124,684	2,930
Grifols S.A.	109,734	3,060
Iberdrola S.A.	2,091,819	16,609
Industria de Diseno Textil S.A.	391,257	15,067
Mapfre S.A.	394,006	1,377
Red Electrica Corp. S.A.	157,068	3,289
Repsol S.A.	444,820	6,824
Telefonica S.A.	1,632,045	16,875

		169,397

Sweden - 2.8%
Alfa Laval AB	105,447	2,161
Assa Abloy AB, Class B	358,347	7,877
Atlas Copco AB, Class A	242,185	9,328
Atlas Copco AB, Class B	139,219	4,819
Boliden AB	100,688	2,751
Electrolux AB, Class B	87,699	2,884
Essity AB, Class B*	218,609	5,981
Getinge AB, Class B	73,812	1,448
Hennes & Mauritz AB, Class B	343,980	8,591
Hexagon AB, Class B	92,826	4,415
Husqvarna AB, Class B	152,231	1,518
ICA Gruppen AB	27,052	1,009
Industrivarden AB, Class C	59,737	1,433
Investor AB, Class B	164,326	7,949
Kinnevik AB, Class B	82,416	2,530
L E Lundbergforetagen AB, Class B	14,370	1,134
Lundin Petroleum AB	65,966	1,271
Millicom International Cellular S.A. SDR	24,581	1,454
Nordea Bank AB	1,093,731	13,957
Sandvik AB	408,820	6,438
Securitas AB, Class B	114,178	1,930
Skandinaviska Enskilda Banken AB, Class A	548,207	6,654
Skanska AB, Class B	121,431	2,890
SKF AB, Class B	137,343	2,796
Svenska Handelsbanken AB, Class A	550,266	7,902
Swedbank AB, Class A	326,231	7,958
Swedish Match AB	66,401	2,341
Tele2 AB, Class B	127,284	1,338
Telefonaktiebolaget LM Ericsson, Class B	1,105,650	7,974
Telia Co. AB	933,708	4,307
Volvo AB, Class B	558,969	9,548

		144,586

Switzerland - 8.8%
ABB Ltd. (Registered)	716,995	17,739
Adecco Group A.G. (Registered)	58,271	4,436
Baloise Holding A.G. (Registered)	18,363	2,839
Barry Callebaut A.G. (Registered)*	825	1,135
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	361	2,093
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	36	2,510
Cie Financiere Richemont S.A. (Registered)	187,748	15,493
Coca-Cola HBC A.G. - CDI*	66,299	1,950
Credit Suisse Group A.G. (Registered)*	844,326	12,234
Dufry A.G. (Registered)*	12,791	2,105
EMS-Chemie Holding A.G. (Registered)	2,931	2,168
Geberit A.G. (Registered)	13,397	6,254
Givaudan S.A. (Registered)	3,322	6,648

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%(1) continued
Switzerland - 8.8% continued
Glencore PLC*	4,398,700	$16,510
Julius Baer Group Ltd.*	80,416	4,238
Kuehne + Nagel International A.G. (Registered)	19,666	3,287
LafargeHolcim Ltd. (Registered)*	105,622	6,068
LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange)*	58,340	3,351
Lonza Group A.G. (Registered)*	27,131	5,868
Nestle S.A. (Registered)	1,119,576	97,526
Novartis A.G. (Registered)	803,302	67,083
Pargesa Holding S.A. (Bearer)	14,051	1,072
Partners Group Holding A.G.	6,259	3,880
Roche Holding A.G. (Genusschein)	252,770	64,541
Schindler Holding A.G. (Participation Certificate)	14,726	3,117
Schindler Holding A.G. (Registered)	7,439	1,543
SGS S.A. (Registered)	1,958	4,747
Sika A.G. (Bearer)	784	5,047
Sonova Holding A.G. (Registered)	18,595	3,019
STMicroelectronics N.V.	225,737	3,237
Straumann Holding A.G. (Registered)	3,569	2,037
Swatch Group (The) A.G. (Bearer)	11,059	4,089
Swatch Group (The) A.G. (Registered)	19,723	1,441
Swiss Life Holding A.G. (Registered)*	11,560	3,905
Swiss Prime Site A.G. (Registered)*	25,493	2,316
Swiss Re A.G.	116,397	10,663
Swisscom A.G. (Registered)	9,286	4,484
UBS Group A.G. (Registered)	1,316,401	22,347
Vifor Pharma A.G.	17,123	1,893
Wolseley PLC	91,839	5,648
Zurich Insurance Group A.G.	54,156	15,770

		446,331

United Kingdom - 15.3%
3i Group PLC	354,544	4,174
Aberdeen Asset Management PLC	321,697	1,267
Admiral Group PLC	73,758	1,925
Anglo American PLC*	474,814	6,363
Ashtead Group PLC	180,033	3,734
Associated British Foods PLC	127,142	4,863
AstraZeneca PLC	455,184	30,506
Auto Trader Group PLC(3)	351,835	1,742
Aviva PLC	1,460,596	10,016
Babcock International Group PLC	94,994	1,090
BAE Systems PLC	1,145,159	9,462
Barclays PLC	6,105,168	16,156
Barratt Developments PLC	357,582	2,626
Berkeley Group Holdings PLC	46,711	1,964
BP PLC	7,035,989	40,647
British American Tobacco PLC	670,896	45,676
British Land (The) Co. PLC	346,987	2,738
BT Group PLC	3,046,286	11,698
Bunzl PLC	121,095	3,612
Burberry Group PLC	156,407	3,389
Capita PLC	233,500	2,103
Centrica PLC	1,990,247	5,188
CNH Industrial N.V.	370,192	4,213
Cobham PLC	885,741	1,498
Coca-Cola European Partners PLC	78,299	3,180
Compass Group PLC	569,650	12,028
ConvaTec Group PLC* (3)	434,880	1,809
Croda International PLC	46,209	2,339
Diageo PLC	906,474	26,797
Direct Line Insurance Group PLC	492,680	2,282
Dixons Carphone PLC	348,725	1,289
easyJet PLC	54,231	960
Experian PLC	341,424	7,011
Fiat Chrysler Automobiles N.V.*	122,539	1,293
Fiat Chrysler Automobiles N.V. (New York Exchange)*	262,441	2,790
G4S PLC	558,164	2,375
GKN PLC	629,793	2,677
GlaxoSmithKline PLC	1,766,510	37,629
Hammerson PLC	283,092	2,119
Hargreaves Lansdown PLC	92,544	1,570
HSBC Holdings PLC	7,066,925	65,596
IMI PLC	101,364	1,579
Imperial Brands PLC	344,981	15,513
Inmarsat PLC	162,786	1,632
InterContinental Hotels Group PLC	63,566	3,533
International Consolidated Airlines Group S.A. - CDI	228,627	1,818
Intertek Group PLC	58,705	3,229
Intu Properties PLC	337,450	1,183
ITV PLC	1,283,113	3,035
J Sainsbury PLC	584,040	1,916
Johnson Matthey PLC	69,688	2,607
Kingfisher PLC	814,080	3,188
Land Securities Group PLC	284,687	3,758

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%(1) continued
United Kingdom - 15.3% continued
Legal & General Group PLC	2,152,001	$7,243
Lloyds Banking Group PLC	25,716,487	22,197
London Stock Exchange Group PLC	112,571	5,350
Marks & Spencer Group PLC	576,880	2,504
Meggitt PLC	275,018	1,711
Merlin Entertainments PLC(3)	255,780	1,602
National Grid PLC	1,236,962	15,353
Next PLC	53,763	2,700
Old Mutual PLC	1,761,381	4,439
Pearson PLC	289,688	2,609
Persimmon PLC	113,416	3,313
Petrofac Ltd.	86,439	499
Provident Financial PLC	52,679	1,670
Prudential PLC	928,110	21,322
Randgold Resources Ltd.	33,282	2,946
Reckitt Benckiser Group PLC	239,156	24,265
RELX N.V.	344,393	7,087
RELX PLC	214,853	4,643
RELX PLC (London Exchange)	176,156	3,812
Rio Tinto Ltd.	152,479	7,405
Rio Tinto PLC	444,827	18,756
Rolls-Royce Holdings PLC*	599,536	6,968
Royal Bank of Scotland Group PLC*	1,264,531	4,075
Royal Mail PLC	317,861	1,745
RSA Insurance Group PLC	373,022	2,993
Sage Group (The) PLC	382,328	3,429
Schroders PLC	46,131	1,866
Segro PLC	358,594	2,287
Severn Trent PLC	83,813	2,384
Sky PLC	368,327	4,769
Smith & Nephew PLC	312,002	5,389
Smiths Group PLC	140,260	2,922
SSE PLC	366,180	6,925
St. James’s Place PLC	193,211	2,976
Standard Chartered PLC*	1,181,607	11,985
Standard Life PLC	715,258	3,719
Tate & Lyle PLC	167,641	1,447
Taylor Wimpey PLC	1,156,086	2,654
Tesco PLC	2,940,339	6,476
Travis Perkins PLC	88,461	1,678
Unilever N.V. - CVA	585,985	32,384
Unilever PLC	461,811	25,015
United Utilities Group PLC	241,691	2,733
Vodafone Group PLC	9,577,888	27,180
Weir Group (The) PLC	77,658	1,755
Whitbread PLC	67,285	3,477
Wm Morrison Supermarkets PLC	779,713	2,452
Worldpay Group PLC(3)	726,435	2,980
WPP PLC	460,736	9,694

		779,168

United States - 0.4%
Carnival PLC	68,206	4,516
Shire PLC	325,458	17,931

		22,447

Total Common Stocks (Cost $3,989,884)		4,907,279

PREFERRED STOCKS - 0.5%(1)
Germany - 0.5%
Bayerische Motoren Werke A.G.	20,132	1,661
FUCHS PETROLUB S.E.	25,390	1,388
Henkel A.G. & Co. KGaA	64,298	8,849
Porsche Automobil Holding S.E.	55,528	3,120
Schaeffler A.G.	62,495	895
Volkswagen A.G.	66,744	10,180

		26,093

Total Preferred Stocks (Cost $21,947)		26,093

RIGHTS - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A.*	82,599	66
Repsol S.A.*	418,653	191

		257

Total Rights (Cost $270)		257

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.8%
iShares MSCI EAFE ETF	696,662	$45,422
Northern Institutional Funds - Government Assets Portfolio, 0.75%(4) (5)	49,121,522	49,122

Total Investment Companies (Cost $94,067)		94,544

Total Investments - 98.8% (Cost $4,106,168)		5,028,173

Other Assets less Liabilities - 1.2%		59,256

NET ASSETS - 100.0%		$5,087,429

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2017 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNY Mellon	United States Dollar	1	Danish Krone	10	9/20/2017	$— *
BNY Mellon	United States Dollar	5,391	Japanese Yen	597,508	9/20/2017	(60)
Citibank	Swiss Franc	612	United States Dollar	633	9/20/2017	(9)
Citibank	United States Dollar	9,819	British Pound	7,668	9/20/2017	194
Citibank	United States Dollar	10,015	Euro	8,919	9/20/2017	217
Goldman Sachs	United States Dollar	1,180	Australian Dollar	1,555	9/20/2017	13
Goldman Sachs	United States Dollar	950	British Pound	749	9/20/2017	28
Goldman Sachs	United States Dollar	500	Japanese Yen	55,552	9/20/2017	(4)
Morgan Stanley	United States Dollar	2,292	Australian Dollar	3,020	9/20/2017	26
Morgan Stanley	United States Dollar	98	Hong Kong Dollar	759	9/20/2017	— *
Morgan Stanley	United States Dollar	159	Singapore Dollar	220	9/20/2017	1
Morgan Stanley	United States Dollar	853	Swedish Krona	7,399	9/20/2017	29
Toronto-Dominion Bank	United States Dollar	2,500	Euro	2,222	9/20/2017	49
Toronto-Dominion Bank	United States Dollar	920	Euro	821	9/20/2017	22
Toronto-Dominion Bank	United States Dollar	3,150	Japanese Yen	347,197	9/20/2017	(52)

Total						$454

*	Amount rounds to less than one thousand.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Euro Stoxx 50 (Euro)	1,147	$44,948	Long	9/17	$(1,391)
FTSE 100 Index (British Pound)	229	21,601	Long	9/17	(570)
Hang Seng Index (Hong Kong Dollar)	23	3,769	Long	7/17	(26)
SPI 200 Index (Australian Dollar)	79	8,575	Long	9/17	(75)
Topix Index (Japanese Yen)	184	26,363	Long	9/17	126

Total					$(1,936)

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.0%
Consumer Staples	11.4
Energy	4.7
Financials	22.2
Health Care	10.7
Industrials	14.4
Information Technology	6.0
Materials	7.4
Real Estate	3.6
Telecommunication Services	4.2
Utilities	3.4

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

At June 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.8%
Japanese Yen	23.2
British Pound	17.4
Swiss Franc	8.4
Australian Dollar	7.0
All other currencies less than 5%	12.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Australia	$—	$349,505	$—	$349,505
Hong Kong	2,055	169,806	—	171,861
Ireland	3,137	26,858	—	29,995
Israel	20,975	12,458	—	33,433
Italy	2,257	101,248	—	103,505
Netherlands	13,890	204,911	—	218,801
Portugal	—	7,277	—	7,277
Sweden	5,981	138,605	—	144,586
Switzerland	6,390	439,941	—	446,331
United Kingdom	2,790	776,378	—	779,168
All Other Countries(1)	—	2,622,817	—	2,622,817

Total Common Stocks	57,475	4,849,804	—	4,907,279

Preferred Stocks(1)	—	26,093	—	26,093
Rights(1)	257	—	—	257
Investment Companies	94,544	—	—	94,544

Total Investments	$152,276	$4,875,897	$—	$5,028,173

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	—	579	—	579
Futures Contracts	126	—	—	126
Liabilities
Forward Foreign Currency Exchange Contracts	—	(125)	—	(125)
Futures Contracts	(2,062)	—	—	(2,062)

Total Other Financial Instruments	$(1,936)	$454	$—	$(1,482)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Germany	$148,729	Valuations at official close price with foreign fair value adjustment
Italy	27,167	Valuations at official close price with foreign fair value adjustment
Netherlands	2,599	Valuations at official close price with foreign fair value adjustment
Preferred Stocks
Germany	4,507	Valuations at official close price with foreign fair value adjustment

Total	$183,002

At June 30, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Switzerland	$6,390	Valuations at official close price

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/17 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/17 (000S)
Common Stocks
Portugal	$9	$—	$(9)	$—	$—	$—	$—	$—	$(9)

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$4,282,496

Gross tax appreciation of investments	$1,019,402
Gross tax depreciation of investments	(273,725)

Net tax appreciation of investments	$745,677

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$8,207	$333,683	$292,768	$45	$49,122

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%
Aerospace & Defense - 1.7%
Esterline Technologies Corp.*	38,647	$3,664
Huntington Ingalls Industries, Inc.	59,747	11,122
KLX, Inc.*	67,397	3,370
Orbital ATK, Inc.	74,921	7,369
Teledyne Technologies, Inc.*	45,795	5,846
Woodward, Inc.	71,598	4,839

		36,210

Apparel & Textile Products - 0.8%
Carter’s, Inc.	62,832	5,589
Deckers Outdoor Corp.*	41,537	2,835
Kate Spade & Co.*	166,574	3,080
Skechers U.S.A., Inc., Class A*	173,708	5,125

		16,629

Asset Management - 1.0%
Eaton Vance Corp.	149,313	7,066
Federated Investors, Inc., Class B	120,462	3,403
Janus Henderson Group PLC*	234,196	7,754
Legg Mason, Inc.	110,439	4,214

		22,437

Automotive - 0.6%
Cooper Tire & Rubber Co.	68,717	2,481
Dana, Inc.	187,655	4,190
Gentex Corp.	372,919	7,074

		13,745

Banking - 8.5%
Associated Banc-Corp	197,646	4,981
BancorpSouth, Inc.	107,887	3,291
Bank of Hawaii Corp.	55,470	4,602
Bank of the Ozarks	157,670	7,390
Canadian Imperial Bank of Commerce	1	—
Cathay General Bancorp	97,426	3,697
Chemical Financial Corp.	92,324	4,469
Commerce Bancshares, Inc.	113,502	6,450
Cullen/Frost Bankers, Inc.	73,906	6,940
East West Bancorp, Inc.	187,622	10,991
First Horizon National Corp.	303,492	5,287
FNB Corp.	419,286	5,937
Fulton Financial Corp.	226,926	4,312
Hancock Holding Co.	109,725	5,376
Home BancShares, Inc.	163,847	4,080
International Bancshares Corp.	75,684	2,653
MB Financial, Inc.	92,467	4,072
New York Community Bancorp, Inc.	634,836	8,335
PacWest Bancorp	155,635	7,268
Pinnacle Financial Partners, Inc.	94,136	5,912
Prosperity Bancshares, Inc.	90,203	5,795
Signature Bank*	69,706	10,005
SVB Financial Group*	68,162	11,982
Synovus Financial Corp.	158,800	7,025
TCF Financial Corp.	222,259	3,543
Texas Capital Bancshares, Inc.*	64,353	4,981
Trustmark Corp.	88,088	2,833
UMB Financial Corp.	56,941	4,263
Umpqua Holdings Corp.	286,154	5,254
United Bankshares, Inc.	136,114	5,336
Valley National Bancorp	342,377	4,043
Washington Federal, Inc.	116,090	3,854
Webster Financial Corp.	119,696	6,251
Wintrust Financial Corp.	72,267	5,524

		186,732

Biotechnology & Pharmaceuticals - 1.2%
Akorn, Inc.*	113,308	3,800
Bioverativ, Inc.*	140,440	8,450
Endo International PLC*	257,766	2,879
Prestige Brands Holdings, Inc.*	68,731	3,630
United Therapeutics Corp.*	58,510	7,591

		26,350

Chemicals - 2.9%
Ashland Global Holdings, Inc.	80,774	5,324
Cabot Corp.	81,100	4,333
Chemours (The) Co.	239,500	9,082
Minerals Technologies, Inc.	45,523	3,332
NewMarket Corp.	12,004	5,528
Olin Corp.	215,381	6,522
PolyOne Corp.	106,262	4,116
RPM International, Inc.	173,433	9,461
Sensient Technologies Corp.	57,444	4,626
Valvoline, Inc.	265,509	6,298
Versum Materials, Inc.	141,102	4,586

		63,208

Commercial Services - 1.1%
Deluxe Corp.	62,943	4,357
FTI Consulting, Inc.*	53,754	1,879
ManpowerGroup, Inc.	87,103	9,725

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Commercial Services - 1.1% continued
Rollins, Inc.	124,550	$5,071
Sotheby’s*	59,499	3,193

		24,225

Construction Materials - 1.1%
Carlisle Cos., Inc.	83,866	8,001
Eagle Materials, Inc.	63,023	5,825
Louisiana-Pacific Corp.*	187,863	4,529
MDU Resources Group, Inc.	253,599	6,644

		24,999

Consumer Products - 3.3%
Avon Products, Inc.*	572,968	2,177
Boston Beer (The) Co., Inc., Class A*	11,929	1,577
Dean Foods Co.	118,669	2,017
Edgewell Personal Care Co.*	74,534	5,666
Energizer Holdings, Inc.	80,264	3,854
Flowers Foods, Inc.	239,007	4,137
Hain Celestial Group (The), Inc.*	134,285	5,213
Helen of Troy Ltd.*	35,119	3,305
Ingredion, Inc.	93,067	11,095
Lamb Weston Holdings, Inc.	180,162	7,934
Lancaster Colony Corp.	25,301	3,103
Nu Skin Enterprises, Inc., Class A	64,480	4,052
Post Holdings, Inc.*	86,016	6,679
Snyder’s-Lance, Inc.	111,652	3,865
Tootsie Roll Industries, Inc.	22,994	801
TreeHouse Foods, Inc.*	73,925	6,039

		71,514

Consumer Services - 0.8%
Aaron’s, Inc.	81,982	3,189
Adtalem Global Education, Inc.	73,636	2,794
Graham Holdings Co., Class B	6,045	3,625
Service Corp. International	244,114	8,166

		17,774

Containers & Packaging - 2.0%
AptarGroup, Inc.	81,064	7,041
Bemis Co., Inc.	119,374	5,521
Greif, Inc., Class A	33,500	1,869
Owens-Illinois, Inc.*	211,131	5,050
Packaging Corp. of America	122,317	13,625
Silgan Holdings, Inc.	97,564	3,101
Sonoco Products Co.	129,018	6,634

		42,841

Design, Manufacturing & Distribution - 1.4%
Arrow Electronics, Inc.*	115,346	9,045
Avnet, Inc.	162,279	6,309
Jabil, Inc.	236,685	6,909
SYNNEX Corp.	37,833	4,539
Tech Data Corp.*	45,038	4,549

		31,351

Distributors - Consumer Staples - 0.1%
United Natural Foods, Inc.*	65,730	2,412

Electrical Equipment - 3.5%
A.O. Smith Corp.	191,221	10,771
Belden, Inc.	54,877	4,139
Cognex Corp.	112,507	9,552
Cree, Inc.*	126,311	3,114
Hubbell, Inc.	66,458	7,521
Keysight Technologies, Inc.*	239,794	9,335
Lennox International, Inc.	49,870	9,158
Littelfuse, Inc.	29,464	4,862
National Instruments Corp.	138,009	5,551
Trimble, Inc.*	328,366	11,713

		75,716

Engineering & Construction Services - 0.9%
AECOM*	202,102	6,534
Dycom Industries, Inc.*	40,376	3,615
EMCOR Group, Inc.	77,063	5,038
Granite Construction, Inc.	51,660	2,492
KBR, Inc.	185,814	2,828

		20,507

Forest & Paper Products - 0.1%
Domtar Corp.	81,458	3,130

Gaming, Lodging & Restaurants - 2.7%
Brinker International, Inc.	63,515	2,420
Buffalo Wild Wings, Inc.*	20,952	2,655
Cheesecake Factory (The), Inc.	57,910	2,913
Churchill Downs, Inc.	16,050	2,942
Cracker Barrel Old Country Store, Inc.	31,218	5,221
Domino’s Pizza, Inc.	62,442	13,208
Dunkin’ Brands Group, Inc.	119,647	6,595
Jack in the Box, Inc.	38,193	3,762
Panera Bread Co., Class A*	27,703	8,717
Papa John’s International, Inc.	34,362	2,466

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Gaming, Lodging & Restaurants - 2.7% continued
Texas Roadhouse, Inc.	83,797	$4,269
Wendy’s (The) Co.	249,246	3,866

		59,034

Hardware - 2.7%
3D Systems Corp.*	140,369	2,625
ARRIS International PLC*	244,102	6,840
Brocade Communications Systems, Inc.	532,685	6,717
Ciena Corp.*	184,051	4,605
Diebold Nixdorf, Inc.	98,005	2,744
InterDigital, Inc.	45,029	3,481
Knowles Corp.*	115,871	1,961
NCR Corp.*	157,346	6,426
NetScout Systems, Inc.*	119,071	4,096
Pitney Bowes, Inc.	242,120	3,656
Plantronics, Inc.	43,398	2,270
VeriFone Systems, Inc.*	144,945	2,624
ViaSat, Inc.*	68,782	4,553
Zebra Technologies Corp., Class A*	68,508	6,886

		59,484

Health Care Facilities & Services - 3.0%
Acadia Healthcare Co., Inc.*	99,182	4,898
Charles River Laboratories International, Inc.*	61,862	6,257
HealthSouth Corp.	116,260	5,627
INC Research Holdings, Inc., Class A*	70,249	4,109
LifePoint Health, Inc.*	52,356	3,516
MEDNAX, Inc.*	120,877	7,297
Molina Healthcare, Inc.*	55,506	3,840
Owens & Minor, Inc.	79,584	2,562
PAREXEL International Corp.*	65,915	5,729
Tenet Healthcare Corp.*	104,872	2,028
VCA, Inc.*	105,523	9,741
WellCare Health Plans, Inc.*	57,765	10,372

		65,976

Home & Office Products - 2.1%
CalAtlantic Group, Inc.	99,978	3,534
Herman Miller, Inc.	77,177	2,346
HNI Corp.	57,441	2,290
KB Home	107,954	2,588
NVR, Inc.*	4,526	10,910
Scotts Miracle-Gro (The) Co.	57,229	5,120
Tempur Sealy International, Inc.*	60,957	3,255
Toll Brothers, Inc.	192,104	7,590
TRI Pointe Group, Inc.*	206,357	2,722
Tupperware Brands Corp.	65,857	4,625

		44,980

Industrial Services - 0.8%
MSC Industrial Direct Co., Inc., Class A	58,524	5,031
Pool Corp.	53,702	6,314
Watsco, Inc.	39,451	6,083

		17,428

Institutional Financial Services - 0.6%
SEI Investments Co.	173,128	9,311
Stifel Financial Corp.*	88,840	4,085

		13,396

Insurance - 3.9%
Alleghany Corp.*	20,039	11,919
American Financial Group, Inc.	95,558	9,496
Aspen Insurance Holdings Ltd.	77,808	3,879
Brown & Brown, Inc.	149,255	6,428
CNO Financial Group, Inc.	222,889	4,654
Genworth Financial, Inc., Class A*	651,125	2,455
Hanover Insurance Group (The), Inc.	55,393	4,910
Kemper Corp.	63,457	2,449
Mercury General Corp.	47,580	2,569
Old Republic International Corp.	318,145	6,213
Primerica, Inc.	59,261	4,489
Reinsurance Group of America, Inc.	83,565	10,729
RenaissanceRe Holdings Ltd.	52,737	7,333
WR Berkley Corp.	125,834	8,704

		86,227

Iron & Steel - 1.5%
Allegheny Technologies, Inc.	141,216	2,402
Carpenter Technology Corp.	60,636	2,270
Commercial Metals Co.	150,630	2,927
Reliance Steel & Aluminum Co.	94,552	6,884
Steel Dynamics, Inc.	313,892	11,240
United States Steel Corp.	226,750	5,020
Worthington Industries, Inc.	57,024	2,864

		33,607

Leisure Products - 0.9%
Brunswick Corp.	115,961	7,274
Polaris Industries, Inc.	76,057	7,015
Thor Industries, Inc.	62,130	6,494

		20,783

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Machinery - 4.1%
AGCO Corp.	86,622	$5,838
Crane Co.	65,660	5,212
Curtiss-Wright Corp.	57,477	5,275
Graco, Inc.	72,163	7,886
IDEX Corp.	99,082	11,197
ITT, Inc.	115,080	4,624
Kennametal, Inc.	104,580	3,913
Lincoln Electric Holdings, Inc.	80,305	7,395
MSA Safety, Inc.	40,881	3,318
Nordson Corp.	69,592	8,443
Oshkosh Corp.	97,103	6,688
Regal Beloit Corp.	58,161	4,743
Terex Corp.	126,710	4,752
Toro (The) Co.	139,695	9,680

		88,964

Manufactured Goods - 0.4%
Timken (The) Co.	91,115	4,214
Valmont Industries, Inc.	29,313	4,385

		8,599

Media - 1.2%
AMC Networks, Inc., Class A*	71,539	3,821
Cable One, Inc.	6,092	4,331
Cars.com, Inc.*	92,923	2,474
John Wiley & Sons, Inc., Class A	58,144	3,067
Meredith Corp.	47,621	2,831
New York Times (The) Co., Class A	158,620	2,808
TEGNA, Inc.	278,734	4,017
WebMD Health Corp.*	48,995	2,873

		26,222

Medical Equipment & Devices - 4.3%
ABIOMED, Inc.*	52,913	7,582
Bio-Rad Laboratories, Inc., Class A*	27,037	6,119
Bio-Techne Corp.	48,482	5,697
Catalent, Inc.*	162,231	5,694
Globus Medical, Inc., Class A*	93,758	3,108
Halyard Health, Inc.*	60,229	2,366
Hill-Rom Holdings, Inc.	77,708	6,186
LivaNova PLC*	56,294	3,446
Masimo Corp.*	59,104	5,389
NuVasive, Inc.*	65,779	5,060
ResMed, Inc.	184,141	14,339
STERIS PLC	110,284	8,988
Teleflex, Inc.	58,405	12,134
West Pharmaceutical Services, Inc.	95,504	9,027

		95,135

Metals & Mining - 0.4%
Compass Minerals International, Inc.	43,981	2,872
Royal Gold, Inc.	84,820	6,630

		9,502

Oil, Gas & Coal - 3.2%
CONSOL Energy, Inc.*	229,844	3,434
Diamond Offshore Drilling, Inc.*	84,931	920
Dril-Quip, Inc.*	49,135	2,398
Energen Corp.*	125,970	6,219
Ensco PLC, Class A	393,261	2,029
Gulfport Energy Corp.*	206,400	3,044
HollyFrontier Corp.	230,173	6,323
Matador Resources Co.*	120,872	2,583
Murphy USA, Inc.*	44,964	3,332
Nabors Industries Ltd.	370,461	3,016
NOW, Inc.*	139,740	2,247
Oceaneering International, Inc.	127,287	2,907
Oil States International, Inc.*	66,951	1,818
Patterson-UTI Energy, Inc.	215,034	4,342
PBF Energy, Inc., Class A	142,343	3,169
QEP Resources, Inc.*	312,059	3,152
Rowan Cos. PLC, Class A*	164,476	1,684
SM Energy Co.	127,492	2,107
Southwestern Energy Co.*	656,487	3,991
Superior Energy Services, Inc.*	199,210	2,078
TravelCenters of America LLC - (Fractional Shares)* (1)	80,000	—
World Fuel Services Corp.	89,705	3,449
WPX Energy, Inc.*	515,969	4,984

		69,226

Passenger Transportation - 0.5%
JetBlue Airways Corp.*	433,862	9,905

Real Estate - 0.5%
Alexander & Baldwin, Inc.	60,159	2,490
Jones Lang LaSalle, Inc.	58,793	7,349

		9,839

Real Estate Investment Trusts - 9.2%
American Campus Communities, Inc.	174,079	8,234
Camden Property Trust	113,815	9,732

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Real Estate Investment Trusts - 9.2% continued
Care Capital Properties, Inc.	109,413	$2,921
CoreCivic, Inc.	153,396	4,231
Corporate Office Properties Trust	129,115	4,523
Cousins Properties, Inc.	543,989	4,782
CyrusOne, Inc.	101,379	5,652
DCT Industrial Trust, Inc.	119,374	6,379
Douglas Emmett, Inc.	190,677	7,286
Duke Realty Corp.	461,728	12,905
Education Realty Trust, Inc.	95,005	3,681
EPR Properties	83,173	5,978
First Industrial Realty Trust, Inc.	152,264	4,358
GEO Group (The), Inc.	161,558	4,777
Healthcare Realty Trust, Inc.	151,189	5,163
Highwoods Properties, Inc.	132,481	6,718
Hospitality Properties Trust	213,273	6,217
Kilroy Realty Corp.	127,617	9,590
Lamar Advertising Co., Class A	108,403	7,975
LaSalle Hotel Properties	147,014	4,381
Liberty Property Trust	191,148	7,782
Life Storage, Inc.	60,356	4,472
Mack-Cali Realty Corp.	116,576	3,164
Medical Properties Trust, Inc.	472,549	6,082
National Retail Properties, Inc.	193,617	7,570
Omega Healthcare Investors, Inc.	255,518	8,437
Potlatch Corp.	52,728	2,410
Quality Care Properties, Inc.*	120,892	2,214
Rayonier, Inc.	167,301	4,813
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
Senior Housing Properties Trust	308,374	6,303
Tanger Factory Outlet Centers, Inc.	125,196	3,253
Taubman Centers, Inc.	78,786	4,692
Uniti Group, Inc.	205,012	5,154
Urban Edge Properties	128,406	3,047
Washington Prime Group, Inc.	240,474	2,013
Weingarten Realty Investors	153,333	4,615

		201,504

Recreational Facilities & Services - 0.6%
Cinemark Holdings, Inc.	137,543	5,344
International Speedway Corp., Class A	32,663	1,226
Live Nation Entertainment, Inc.*	173,429	6,044

		12,614

Renewable Energy - 0.4%
EnerSys	56,493	4,093
First Solar, Inc.*	101,554	4,050

		8,143

Retail - Consumer Staples - 0.6%
Big Lots, Inc.	58,159	2,809
Casey’s General Stores, Inc.	50,859	5,448
Sprouts Farmers Market, Inc.*	167,793	3,804

		12,061

Retail - Discretionary - 2.1%
American Eagle Outfitters, Inc.	215,941	2,602
Avis Budget Group, Inc.*	109,010	2,973
Cabela’s, Inc.*	67,099	3,987
Chico’s FAS, Inc.	168,558	1,588
Copart, Inc.*	266,161	8,461
Dick’s Sporting Goods, Inc.	113,957	4,539
Dillard’s, Inc., Class A	28,116	1,622
GameStop Corp., Class A	131,300	2,837
HSN, Inc.	41,243	1,316
Michaels (The) Cos., Inc.*	137,476	2,546
Office Depot, Inc.	670,755	3,783
Sally Beauty Holdings, Inc.*	178,417	3,613
Urban Outfitters, Inc.*	115,091	2,134
Williams-Sonoma, Inc.	103,167	5,003

		47,004

Semiconductors - 2.7%
Cirrus Logic, Inc.*	83,636	5,246
Coherent, Inc.*	31,973	7,194
Cypress Semiconductor Corp.	427,708	5,838
Integrated Device Technology, Inc.*	172,682	4,453
IPG Photonics Corp.*	48,793	7,080
Microsemi Corp.*	149,923	7,016
Monolithic Power Systems, Inc.	49,299	4,752
Silicon Laboratories, Inc.*	54,985	3,758
Synaptics, Inc.*	44,536	2,303
Teradyne, Inc.	258,330	7,758
Vishay Intertechnology, Inc.	174,029	2,889

		58,287

Software - 4.0%
ACI Worldwide, Inc.*	153,259	3,428
Acxiom Corp.*	101,916	2,648
Allscripts Healthcare Solutions, Inc.*	235,554	3,006
Blackbaud, Inc.	62,371	5,348

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Software - 4.0% continued
Cadence Design Systems, Inc.*	363,060	$12,159
CommVault Systems, Inc.*	54,280	3,064
Fortinet, Inc.*	193,980	7,263
j2 Global, Inc.	62,577	5,325
LogMeIn, Inc.	68,403	7,148
Manhattan Associates, Inc.*	89,881	4,320
PTC, Inc.*	150,002	8,268
Take-Two Interactive Software, Inc.*	134,829	9,894
Tyler Technologies, Inc.*	43,823	7,698
Ultimate Software Group (The), Inc.*	38,586	8,105

		87,674

Specialty Finance - 1.5%
First American Financial Corp.	143,149	6,397
GATX Corp.	50,841	3,268
Jack Henry & Associates, Inc.	100,853	10,476
SLM Corp.*	559,585	6,435
WEX, Inc.*	50,114	5,225

		31,801

Technology Services - 5.2%
Broadridge Financial Solutions, Inc.	152,667	11,536
CDK Global, Inc.	188,539	11,701
Convergys Corp.	122,201	2,906
CoreLogic, Inc.*	109,878	4,767
DST Systems, Inc.	80,189	4,948
Dun & Bradstreet (The) Corp.	47,900	5,180
FactSet Research Systems, Inc.	51,239	8,515
Fair Isaac Corp.	40,214	5,606
Leidos Holdings, Inc.	186,300	9,630
MarketAxess Holdings, Inc.	48,804	9,814
MAXIMUS, Inc.	84,162	5,271
Medidata Solutions, Inc.*	72,190	5,645
MSCI, Inc.	117,572	12,109
NeuStar, Inc., Class A*	72,434	2,416
Sabre Corp.	267,173	5,816
Science Applications International Corp.	56,747	3,939
Teradata Corp.*	169,928	5,011

		114,810

Telecom - 0.2%
Frontier Communications Corp.	1,530,491	1,775
Telephone & Data Systems, Inc.	121,840	3,381

		5,156

Transportation & Logistics - 1.4%
Genesee & Wyoming, Inc., Class A*	79,895	5,464
Kirby Corp.*	70,106	4,687
Landstar System, Inc.	54,513	4,666
Old Dominion Freight Line, Inc.	89,985	8,570
Ryder System, Inc.	69,545	5,006
Werner Enterprises, Inc.	57,596	1,690

		30,083

Transportation Equipment - 0.7%
Trinity Industries, Inc.	197,506	5,536
Wabtec Corp.	112,132	10,260

		15,796

Utilities - 5.1%
Aqua America, Inc.	230,605	7,679
Atmos Energy Corp.	136,734	11,342
Black Hills Corp.	69,392	4,682
Great Plains Energy, Inc.	279,857	8,194
Hawaiian Electric Industries, Inc.	141,225	4,573
IDACORP, Inc.	65,482	5,589
National Fuel Gas Co.	110,894	6,192
New Jersey Resources Corp.	112,202	4,455
NorthWestern Corp.	62,903	3,838
OGE Energy Corp.	259,332	9,022
ONE Gas, Inc.	68,077	4,753
PNM Resources, Inc.	103,385	3,955
Southwest Gas Holdings, Inc.	61,724	4,510
UGI Corp.	224,776	10,881
Vectren Corp.	107,750	6,297
Westar Energy, Inc.	184,445	9,779
WGL Holdings, Inc.	66,515	5,549

		111,290

Waste & Environment Services & Equipment - 0.5%
Clean Harbors, Inc.*	67,704	3,780
Donaldson Co., Inc.	171,512	7,811

		11,591

Total Common Stocks (Cost $1,662,708)		2,145,901

INVESTMENT COMPANIES - 1.7%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(2) (3)	36,702,421	36,702

Total Investment Companies (Cost $36,702)		36,702

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.74%, 8/17/17(4) (5)	$4,900	$4,894

Total Short-Term Investments (Cost $4,895)		4,894

Total Investments - 99.9% (Cost $1,704,305)		2,187,497

Other Assets less Liabilities - 0.1%		1,414

NET ASSETS - 100.0%		$2,188,911

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2017 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P MidCap 400	242	$42,256	Long	9/17	$67

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.7%
Consumer Staples	3.7
Energy	3.0
Financials	16.4
Health Care	9.1
Industrials	15.1
Information Technology	17.8
Materials	7.6
Real Estate	9.9
Telecommunication Services	0.2
Utilities	5.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$2,145,901	$—	$—	$2,145,901
Investment Companies	36,702	—	—	36,702
Short-Term Investments	—	4,894	—	4,894

Total Investments	$2,182,603	$4,894	$—	$2,187,497

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$67	$—	$—	$67

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,721,128

Gross tax appreciation of investments	$556,232
Gross tax depreciation of investments	(89,863)

Net tax appreciation of investments	$466,369

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$42,668	$66,722	$72,688	$58	$36,702

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%
Aerospace & Defense - 1.1%
AAR Corp.	19,182	$667
Aerojet Rocketdyne Holdings, Inc.*	41,162	856
Aerovironment, Inc.*	12,209	466
American Outdoor Brands Corp.*	33,399	740
Astronics Corp.*	12,786	390
Axon Enterprise, Inc.*	31,045	780
Ducommun, Inc.*	6,274	198
Esterline Technologies Corp.*	15,586	1,478
KLX, Inc.*	30,803	1,540
Moog, Inc., Class A*	18,931	1,358
National Presto Industries, Inc.	2,970	328
Sturm Ruger & Co., Inc.	10,151	631
Triumph Group, Inc.	29,060	918
Woodward, Inc.	31,736	2,145

		12,495

Apparel & Textile Products - 0.8%
Albany International Corp., Class A	17,171	917
Columbia Sportswear Co.	17,431	1,012
Crocs, Inc.*	43,980	339
Culp, Inc.	6,349	206
Deckers Outdoor Corp.*	18,831	1,285
Delta Apparel, Inc.*	4,121	91
Fossil Group, Inc.*	25,913	268
Iconix Brand Group, Inc.*	29,873	207
Movado Group, Inc.	8,967	227
Oxford Industries, Inc.	9,853	616
Perry Ellis International, Inc.*	7,229	141
Sequential Brands Group, Inc.*	22,843	91
Steven Madden Ltd.*	35,270	1,409
Superior Uniform Group, Inc.	5,014	112
Unifi, Inc.*	9,265	285
Weyco Group, Inc.	3,880	108
Wolverine World Wide, Inc.	56,211	1,575

		8,889

Asset Management - 0.7%
Artisan Partners Asset Management, Inc., Class A	26,512	814
Associated Capital Group, Inc., Class A	3,065	104
B. Riley Financial, Inc.	7,919	147
Cohen & Steers, Inc.	12,534	508
Community Bankers Trust Corp.*	12,814	106
Diamond Hill Investment Group, Inc.	1,899	379
Fifth Street Asset Management, Inc.	3,402	16
Financial Engines, Inc.	34,840	1,275
GAMCO Investors, Inc., Class A	2,593	77
Hamilton Lane, Inc., Class A	8,197	180
Kennedy-Wilson Holdings, Inc.	49,527	943
Ladenburg Thalmann Financial Services, Inc.*	57,686	141
Medley Management, Inc., Class A	3,439	22
OM Asset Management PLC	32,910	489
Oppenheimer Holdings, Inc., Class A	6,016	99
Pzena Investment Management, Inc., Class A	10,898	111
Safeguard Scientifics, Inc.*	11,887	141
Silvercrest Asset Management Group, Inc., Class A	4,158	56
Virtus Investment Partners, Inc.	3,998	443
Waddell & Reed Financial, Inc., Class A	48,283	912
Westwood Holdings Group, Inc.	4,698	266
Wins Finance Holdings, Inc.*	175	37
WisdomTree Investments, Inc.	68,202	694

		7,960

Automotive - 1.0%
American Axle & Manufacturing Holdings, Inc.*	49,725	776
Cooper Tire & Rubber Co.	31,625	1,142
Cooper-Standard Holdings, Inc.*	10,447	1,054
Dana, Inc.	86,583	1,933
Dorman Products, Inc.*	16,312	1,350
Gentherm, Inc.*	21,799	846
Horizon Global Corp.*	15,191	218
Miller Industries, Inc.	6,287	156
Modine Manufacturing Co.*	29,428	487
Motorcar Parts of America, Inc.*	10,938	309
REV Group, Inc.	7,699	213
Standard Motor Products, Inc.	12,820	669
Superior Industries International, Inc.	14,995	308
Tenneco, Inc.	31,708	1,834
Tower International, Inc.	11,395	256

		11,551

Banking - 11.7%
1st Source Corp.	9,653	463
Access National Corp.	9,083	241
ACNB Corp.	3,473	106
Allegiance Bancshares, Inc.*	7,014	269
American National Bankshares, Inc.	4,755	176

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Banking - 11.7% continued
Ameris Bancorp	21,713	$1,047
Ames National Corp.	5,280	162
Arrow Financial Corp.	6,853	217
ASB Bancorp, Inc.*	1,689	74
Astoria Financial Corp.	55,074	1,110
Atlantic Capital Bancshares, Inc.*	12,428	236
Banc of California, Inc.	25,853	556
BancFirst Corp.	5,019	485
Banco Latinoamericano de Comercio Exterior S.A.	17,902	490
Bancorp (The), Inc.*	29,197	221
BancorpSouth, Inc.	51,210	1,562
Bank Mutual Corp.	25,641	235
Bank of Commerce Holdings	9,240	102
Bank of Marin Bancorp	3,569	220
Bank of NT Butterfield & Son (The) Ltd.	32,008	1,091
BankFinancial Corp.	8,704	130
Bankwell Financial Group, Inc.	3,336	104
Banner Corp.	19,637	1,110
Bar Harbor Bankshares	8,815	272
BCB Bancorp, Inc.	5,629	86
Bear State Financial, Inc.	12,482	118
Beneficial Bancorp, Inc.	41,331	620
Berkshire Hills Bancorp, Inc.	21,115	742
Blue Hills Bancorp, Inc.	14,204	254
BofI Holding, Inc.*	35,803	849
Boston Private Financial Holdings, Inc.	49,919	766
Bridge Bancorp, Inc.	11,385	379
Brookline Bancorp, Inc.	44,626	651
Bryn Mawr Bank Corp.	9,918	421
BSB Bancorp, Inc.*	4,653	136
Byline Bancorp, Inc.*	388	8
C&F Financial Corp.	1,874	88
Cadence BanCorp*	5,182	113
California First National Bancorp	1,665	31
Camden National Corp.	9,083	390
Capital Bank Financial Corp., Class A	17,303	659
Capital City Bank Group, Inc.	6,742	138
Capitol Federal Financial, Inc.	76,041	1,081
Capstar Financial Holdings, Inc.*	5,146	91
Carolina Financial Corp.	8,564	277
Cathay General Bancorp	44,834	1,701
CenterState Banks, Inc.	32,085	798
Central Pacific Financial Corp.	17,777	559
Central Valley Community Bancorp	5,913	131
Century Bancorp, Inc., Class A	1,829	116
Charter Financial Corp.	7,363	132
Chemical Financial Corp.	42,182	2,042
Chemung Financial Corp.	1,830	75
Citizens & Northern Corp.	6,879	160
City Holding Co.	9,165	604
Civista Bancshares, Inc.	5,914	123
Clifton Bancorp, Inc.	11,751	194
CNB Financial Corp.	8,993	216
CoBiz Financial, Inc.	23,158	403
Codorus Valley Bancorp, Inc.	4,705	134
Columbia Banking System, Inc.	34,838	1,388
Commerce Union Bancshares, Inc.	4,158	99
Community Bank System, Inc.	29,232	1,630
Community Financial (The) Corp.	2,355	91
Community Trust Bancorp, Inc.	9,145	400
ConnectOne Bancorp, Inc.	18,328	413
County Bancorp, Inc.	2,821	68
CU Bancorp*	9,678	350
Customers Bancorp, Inc.*	16,632	470
CVB Financial Corp.	61,654	1,383
Dime Community Bancshares, Inc.	18,499	363
DNB Financial Corp.	1,855	64
Eagle Bancorp, Inc.*	18,776	1,188
Entegra Financial Corp.*	3,796	86
Enterprise Bancorp, Inc.	5,462	194
Enterprise Financial Services Corp.	13,277	542
Equity Bancshares, Inc., Class A*	6,351	195
ESSA Bancorp, Inc.	4,751	70
Evans Bancorp, Inc.	2,757	110
Farmers & Merchants Bancorp, Inc.	2,638	164
Farmers Capital Bank Corp.	4,276	165
Farmers National Banc Corp.	14,882	216
FB Financial Corp.*	3,996	145
FCB Financial Holdings, Inc., Class A*	20,942	1,000
Fidelity Southern Corp.	13,079	299
Financial Institutions, Inc.	8,114	242
First Bancorp	14,617	457
First BanCorp*	97,569	565
First Bancorp, Inc.	6,066	164
First Bancshares (The), Inc.	5,071	140
First Busey Corp.	19,567	574
First Business Financial Services, Inc.	4,794	111

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Banking - 11.7% continued
First Citizens BancShares, Inc., Class A	4,412	$1,644
First Commonwealth Financial Corp.	57,416	728
First Community Bancshares, Inc.	10,047	275
First Community Financial Partners, Inc.*	7,918	102
First Connecticut Bancorp, Inc.	8,546	219
First Defiance Financial Corp.	5,955	314
First Financial Bancorp	36,704	1,017
First Financial Bankshares, Inc.	37,757	1,669
First Financial Corp.	6,356	301
First Financial Northwest, Inc.	4,549	73
First Foundation, Inc.*	16,846	277
First Guaranty Bancshares, Inc.	2,327	63
First Internet Bancorp	3,834	108
First Interstate BancSystem, Inc., Class A	15,350	571
First Merchants Corp.	24,339	977
First Mid-Illinois Bancshares, Inc.	5,995	205
First Midwest Bancorp, Inc.	60,769	1,416
First Northwest Bancorp*	6,405	101
First of Long Island (The) Corp.	13,941	399
Flagstar Bancorp, Inc.*	12,930	398
Flushing Financial Corp.	16,485	465
FNB Bancorp	3,158	87
Franklin Financial Network, Inc.*	6,818	281
Fulton Financial Corp.	102,004	1,938
German American Bancorp, Inc.	12,624	430
Glacier Bancorp, Inc.	45,664	1,672
Great Southern Bancorp, Inc.	6,494	347
Great Western Bancorp, Inc.	35,390	1,444
Green Bancorp, Inc.*	13,028	253
Greene County Bancorp, Inc.	1,789	49
Guaranty Bancorp	13,974	380
Guaranty Bancshares, Inc.	1,205	38
Hancock Holding Co.	50,013	2,451
Hanmi Financial Corp.	18,586	529
HarborOne Bancorp, Inc.*	7,635	152
Heartland Financial USA, Inc.	14,616	688
Heritage Commerce Corp.	21,673	299
Heritage Financial Corp.	17,766	471
Hilltop Holdings, Inc.	44,411	1,164
Hingham Institution for Savings	817	149
Home Bancorp, Inc.	3,359	143
Home BancShares, Inc.	76,901	1,915
HomeStreet, Inc.*	17,247	477
HomeTrust Bancshares, Inc.*	9,902	242
Hope Bancorp, Inc.	76,990	1,436
Horizon Bancorp	12,670	334
Howard Bancorp, Inc.*	5,252	101
IBERIABANK Corp.	30,098	2,453
Independent Bank Corp.	15,876	1,058
Independent Bank Corp. (Berlin Exchange)	12,149	264
Independent Bank Group, Inc.	10,504	625
International Bancshares Corp.	32,790	1,149
Investar Holding Corp.	4,874	112
Investors Bancorp, Inc.	154,090	2,059
Kearny Financial Corp.	50,654	752
Lakeland Bancorp, Inc.	26,690	503
Lakeland Financial Corp.	14,379	660
LCNB Corp.	5,117	102
LegacyTexas Financial Group, Inc.	28,111	1,072
Live Oak Bancshares, Inc.	11,679	283
Macatawa Bank Corp.	15,426	147
MainSource Financial Group, Inc.	14,872	498
Malvern Bancorp, Inc.*	3,845	92
MB Financial, Inc.	48,193	2,122
MBT Financial Corp.	10,370	101
Mercantile Bank Corp.	9,526	300
Meridian Bancorp, Inc.	28,516	482
Middlefield Banc Corp.	1,560	79
Midland States Bancorp, Inc.	9,111	305
MidSouth Bancorp, Inc.	5,284	62
MidWestOne Financial Group, Inc.	6,658	226
MutualFirst Financial, Inc.	3,659	131
National Bank Holdings Corp., Class A	14,612	484
National Bankshares, Inc.	4,049	165
National Commerce Corp.*	6,286	249
NBT Bancorp, Inc.	25,390	938
Nicolet Bankshares, Inc.*	5,348	293
Northeast Bancorp	4,341	88
Northfield Bancorp, Inc.	25,912	444
Northrim BanCorp, Inc.	3,928	119
Northwest Bancshares, Inc.	56,637	884
Norwood Financial Corp.	2,279	96
OceanFirst Financial Corp.	18,831	511
Oconee Federal Financial Corp.	763	21
OFG Bancorp	25,965	260
Ohio Valley Banc Corp.	2,436	88

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Banking - 11.7% continued
Old Line Bancshares, Inc.	4,880	$137
Old National Bancorp	80,187	1,383
Old Point Financial Corp.	2,174	71
Old Second Bancorp, Inc.	16,920	195
Opus Bank	12,352	299
Oritani Financial Corp.	23,867	407
Orrstown Financial Services, Inc.	4,316	99
Pacific Continental Corp.	12,912	330
Pacific Mercantile Bancorp*	8,971	79
Pacific Premier Bancorp, Inc.*	23,324	861
Paragon Commercial Corp.*	2,508	132
Park National Corp.	7,948	824
Park Sterling Corp.	30,366	361
Parke Bancorp, Inc.	3,417	77
PCSB Financial Corp.*	10,818	185
Peapack Gladstone Financial Corp.	10,001	313
Penns Woods Bancorp, Inc.	2,657	109
Peoples Bancorp of North Carolina, Inc.	2,518	80
Peoples Bancorp, Inc.	9,607	309
Peoples Financial Services Corp.	4,068	178
People’s Utah Bancorp	8,219	220
Pinnacle Financial Partners, Inc.(1)	1	—
Preferred Bank	7,799	417
Premier Financial Bancorp, Inc.	5,440	112
Provident Bancorp, Inc.*	2,654	60
Provident Financial Holdings, Inc.	3,872	74
Provident Financial Services, Inc.	36,356	923
Prudential Bancorp, Inc.	4,946	90
QCR Holdings, Inc.	7,090	336
Renasant Corp.	25,797	1,128
Republic Bancorp, Inc., Class A	5,652	202
Republic First Bancorp, Inc.*	29,864	276
Riverview Bancorp, Inc.	11,618	77
S&T Bancorp, Inc.	20,389	731
Sandy Spring Bancorp, Inc.	13,948	567
Seacoast Banking Corp. of Florida*	23,776	573
ServisFirst Bancshares, Inc.	27,566	1,017
Shore Bancshares, Inc.	7,261	119
SI Financial Group, Inc.	6,516	105
Sierra Bancorp	7,605	187
Simmons First National Corp., Class A	17,999	952
SmartFinancial, Inc.*	4,281	102
South State Corp.	17,195	1,474
Southern First Bancshares, Inc.*	3,865	143
Southern Missouri Bancorp, Inc.	3,422	110
Southern National Bancorp of Virginia, Inc.	11,008	194
Southside Bancshares, Inc.	16,537	578
Southwest Bancorp, Inc.	10,738	274
State Bank Financial Corp.	22,396	607
Sterling Bancorp	78,391	1,823
Stock Yards Bancorp, Inc.	13,087	509
Stonegate Bank	8,359	386
Summit Financial Group, Inc.	6,464	142
Sun Bancorp, Inc.	6,292	155
Sunshine Bancorp, Inc.*	4,395	94
Territorial Bancorp, Inc.	4,787	149
Texas Capital Bancshares, Inc.*	29,608	2,292
Timberland Bancorp, Inc.	3,750	95
Tompkins Financial Corp.	8,669	682
Towne Bank	33,429	1,030
TriCo Bancshares	12,054	424
TriState Capital Holdings, Inc.*	13,627	343
Triumph Bancorp, Inc.*	9,056	222
TrustCo Bank Corp. NY	54,069	419
Trustmark Corp.	40,345	1,297
Two River Bancorp	4,296	80
UMB Financial Corp.	26,995	2,021
Umpqua Holdings Corp.	131,709	2,418
Union Bankshares Corp.	25,538	866
Union Bankshares, Inc.	2,279	108
United Bankshares, Inc.	59,529	2,333
United Community Banks, Inc.	41,887	1,164
United Community Financial Corp.	29,827	248
United Financial Bancorp, Inc.	30,090	502
United Security Bancshares	7,768	72
Unity Bancorp, Inc.	4,602	79
Univest Corp. of Pennsylvania	15,295	458
Valley National Bancorp	153,371	1,811
Veritex Holdings, Inc.*	8,539	225
Washington Federal, Inc.	53,282	1,769
Washington Trust Bancorp, Inc.	8,782	453
WashingtonFirst Bankshares, Inc.	5,809	201
Waterstone Financial, Inc.	15,223	287
WesBanco, Inc.	25,039	990
West Bancorporation, Inc.	9,599	227
Westamerica Bancorporation	15,052	843

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Banking - 11.7% continued
Western New England Bancorp, Inc.	16,556	$168
Wintrust Financial Corp.	33,014	2,524
WSFS Financial Corp.	18,018	817
Xenith Bankshares, Inc.*	3,068	95

		137,278

Biotechnology & Pharmaceuticals - 6.9%
Abeona Therapeutics, Inc.*	14,353	92
Acceleron Pharma, Inc.*	19,057	579
Aceto Corp.	17,151	265
Achaogen, Inc.*	17,240	375
Achillion Pharmaceuticals, Inc.*	69,388	318
Aclaris Therapeutics, Inc.*	12,000	325
Acorda Therapeutics, Inc.*	26,231	517
Adamas Pharmaceuticals, Inc.*	8,694	152
Aduro Biotech, Inc.*	24,365	278
Advaxis, Inc.*	21,376	139
Aerie Pharmaceuticals, Inc.*	18,067	949
Agenus, Inc.*	41,982	164
Aimmune Therapeutics, Inc.*	20,887	429
Akebia Therapeutics, Inc.*	22,058	317
Albany Molecular Research, Inc.*	15,320	332
Alder Biopharmaceuticals, Inc.*	27,743	318
AMAG Pharmaceuticals, Inc.*	20,766	382
Amicus Therapeutics, Inc.*	85,083	857
Amphastar Pharmaceuticals, Inc.*	21,969	392
AnaptysBio, Inc.*	3,080	74
Anavex Life Sciences Corp.*	22,200	118
ANI Pharmaceuticals, Inc.*	4,655	218
Anika Therapeutics, Inc.*	8,495	419
Antares Pharma, Inc.*	85,446	275
Aratana Therapeutics, Inc.*	24,159	175
Ardelyx, Inc.*	19,779	101
Arena Pharmaceuticals, Inc.*	18,690	315
Array BioPharma, Inc.*	101,999	854
Assembly Biosciences, Inc.*	8,343	172
Asterias Biotherapeutics, Inc.*	18,406	65
Atara Biotherapeutics, Inc.*	15,145	212
Athersys, Inc.*	60,646	92
Audentes Therapeutics, Inc.*	9,059	173
Avexis, Inc.*	14,616	1,201
Axovant Sciences Ltd.*	17,774	412
Bellicum Pharmaceuticals, Inc.*	16,716	195
BioCryst Pharmaceuticals, Inc.*	48,882	272
Biohaven Pharmaceutical Holding Co. Ltd.*	5,936	148
BioSpecifics Technologies Corp.*	3,189	158
BioTime, Inc.*	46,963	148
Bluebird Bio, Inc.*	26,687	2,803
Blueprint Medicines Corp.*	23,092	1,170
Calithera Biosciences, Inc.*	18,214	270
Cambrex Corp.*	19,413	1,160
Cara Therapeutics, Inc.*	15,994	246
Cascadian Therapeutics, Inc.*	20,333	76
Catalyst Pharmaceuticals, Inc.*	42,492	117
Celldex Therapeutics, Inc.*	71,913	178
Cempra, Inc.*	30,122	139
ChemoCentryx, Inc.*	13,840	130
Chimerix, Inc.*	28,696	156
Clearside Biomedical, Inc.*	12,322	112
Clovis Oncology, Inc.*	25,767	2,413
Coherus Biosciences, Inc.*	22,799	327
Collegium Pharmaceutical, Inc.*	13,510	169
Conatus Pharmaceuticals, Inc.*	15,198	88
Concert Pharmaceuticals, Inc.*	10,559	147
Corbus Pharmaceuticals Holdings, Inc.*	26,315	166
Corcept Therapeutics, Inc.*	54,222	640
Corium International, Inc.*	11,852	88
Corvus Pharmaceuticals, Inc.*	4,995	60
Curis, Inc.*	66,618	126
Cytokinetics, Inc.*	24,684	299
CytomX Therapeutics, Inc.*	17,256	267
Depomed, Inc.*	33,965	365
Dermira, Inc.*	22,682	661
Durect Corp.*	77,601	121
Dynavax Technologies Corp.*	29,193	282
Eagle Pharmaceuticals, Inc.*	4,896	386
Edge Therapeutics, Inc.*	11,788	121
Editas Medicine, Inc.*	20,101	337
Emergent BioSolutions, Inc.*	19,888	674
Enanta Pharmaceuticals, Inc.*	9,215	332
Epizyme, Inc.*	24,793	374
Esperion Therapeutics, Inc.*	9,109	422
Fate Therapeutics, Inc.*	22,623	73
FibroGen, Inc.*	35,160	1,136
Five Prime Therapeutics, Inc.*	15,963	481
Flexion Therapeutics, Inc.*	16,817	340
Fortress Biotech, Inc.*	19,998	95

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Biotechnology & Pharmaceuticals - 6.9% continued
Genocea Biosciences, Inc.*	16,998	$89
Geron Corp.*	90,972	252
Global Blood Therapeutics, Inc.*	21,955	600
Halozyme Therapeutics, Inc.*	65,160	835
Heron Therapeutics, Inc.*	27,169	376
Heska Corp.*	3,761	384
Horizon Pharma PLC*	97,059	1,152
Idera Pharmaceuticals, Inc.*	62,171	107
Ignyta, Inc.*	29,722	308
Immune Design Corp.*	10,482	102
ImmunoGen, Inc.*	49,369	351
Immunomedics, Inc.*	60,776	537
Impax Laboratories, Inc.*	44,092	710
Innoviva, Inc.*	45,170	578
Inovio Pharmaceuticals, Inc.*	39,709	311
Insmed, Inc.*	36,828	632
Insys Therapeutics, Inc.*	14,793	187
Intellia Therapeutics, Inc.*	8,431	135
Intersect ENT,Inc.*	15,321	428
Intra-Cellular Therapies, Inc.*	19,921	247
Iovance Biotherapeutics, Inc.*	31,185	229
Ironwood Pharmaceuticals, Inc.*	80,040	1,511
Jounce Therapeutics, Inc.*	3,920	55
Karyopharm Therapeutics, Inc.*	20,083	182
Keryx Biopharmaceuticals, Inc.*	49,883	361
Kindred Biosciences, Inc.*	12,488	107
Kite Pharma, Inc.*	29,082	3,015
Kura Oncology, Inc.*	8,460	79
La Jolla Pharmaceutical Co.*	10,706	319
Lannett Co., Inc.*	17,055	348
Lexicon Pharmaceuticals, Inc.*	25,170	414
Ligand Pharmaceuticals, Inc.*	12,172	1,478
Loxo Oncology, Inc.*	11,907	955
MacroGenics, Inc.*	19,803	347
Madrigal Pharmaceuticals, Inc.*	2,349	38
Matinas BioPharma Holdings, Inc.*	31,353	53
Medicines (The) Co.*	41,057	1,561
MediciNova, Inc.*	20,467	108
Merrimack Pharmaceuticals, Inc.	71,339	88
Minerva Neurosciences, Inc.*	14,941	132
Miragen Therapeutics, Inc.*	7,505	97
Momenta Pharmaceuticals, Inc.*	43,665	738
MyoKardia, Inc.*	10,319	135
NantKwest, Inc.*	18,164	138
Natural Health Trends Corp.	4,315	120
Nature’s Sunshine Products, Inc.	6,437	85
Nektar Therapeutics*	88,187	1,724
Neos Therapeutics, Inc.*	11,116	81
NewLink Genetics Corp.*	13,409	99
Novavax, Inc.*	172,219	198
Novelion Therapeutics, Inc.*	8,907	82
Nutraceutical International Corp.	4,729	197
Ocular Therapeutix, Inc.*	13,278	123
Omega Protein Corp.	13,042	233
Omeros Corp.*	24,774	493
Oncocyte Corp.*	3,232	17
Organovo Holdings, Inc.*	59,600	157
Otonomy, Inc.*	16,762	316
Ovid therapeutics, Inc.*	2,980	31
Pacira Pharmaceuticals, Inc.*	23,380	1,115
Paratek Pharmaceuticals, Inc.*	14,033	338
PDL BioPharma, Inc.*	97,826	242
Phibro Animal Health Corp., Class A	11,250	417
Pieris Pharmaceuticals, Inc.*	20,412	103
Portola Pharmaceuticals, Inc.*	29,558	1,660
Prestige Brands Holdings, Inc.*	31,708	1,675
Progenics Pharmaceuticals, Inc.*	42,467	288
Protagonist Therapeutics, Inc.*	5,874	66
Prothena Corp. PLC*	22,774	1,233
PTC Therapeutics, Inc.*	20,331	373
Puma Biotechnology, Inc.*	17,051	1,490
Ra Pharmaceuticals, Inc.*	6,981	131
Radius Health, Inc.*	22,125	1,001
Reata Pharmaceuticals, Inc., Class A*	5,073	161
Recro Pharma, Inc.*	8,056	57
REGENXBIO, Inc.*	16,356	323
Retrophin, Inc.*	22,622	439
Revance Therapeutics, Inc.*	13,360	353
Rigel Pharmaceuticals, Inc.*	75,600	206
Sage Therapeutics, Inc.*	20,554	1,637
Sangamo Therapeutics, Inc.*	42,839	377
Sarepta Therapeutics, Inc.*	30,900	1,042
SciClone Pharmaceuticals, Inc.*	30,199	332
Selecta Biosciences, Inc.*	6,962	138
Seres Therapeutics, Inc.*	12,148	137
Spark Therapeutics, Inc.*	13,820	826
Spectrum Pharmaceuticals, Inc.*	46,170	344
Stemline Therapeutics, Inc.*	12,835	118

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Biotechnology & Pharmaceuticals - 6.9% continued
Strongbridge Biopharma PLC*	13,034	$93
Sucampo Pharmaceuticals, Inc., Class A*	13,940	146
Supernus Pharmaceuticals, Inc.*	28,063	1,210
Syndax Pharmaceuticals, Inc.*	5,238	73
Synergy Pharmaceuticals, Inc.*	134,841	600
Syros Pharmaceuticals, Inc.*	7,438	120
Teligent, Inc.*	24,303	222
Tetraphase Pharmaceuticals, Inc.*	22,776	162
TG Therapeutics, Inc.*	28,856	290
TherapeuticsMD, Inc.*	91,488	482
Theravance Biopharma, Inc.*	24,844	990
Tocagen, Inc.*	4,953	60
Trevena, Inc.*	32,925	76
Ultragenyx Pharmaceutical, Inc.*	23,537	1,462
USANA Health Sciences, Inc.*	6,931	444
Vanda Pharmaceuticals, Inc.*	26,137	426
VBI Vaccines, Inc.*	12,876	56
Versartis, Inc.*	19,757	345
Voyager Therapeutics, Inc.*	8,653	78
vTv Therapeutics, Inc., Class A*	4,422	22
WaVe Life Sciences Ltd.*	7,087	132
XBiotech, Inc.*	10,183	48
Xencor, Inc.*	22,926	484
ZIOPHARM Oncology, Inc.*	78,095	486
Zogenix, Inc.*	14,699	213
Zynerba Pharmaceuticals, Inc.*	6,790	115

		80,746

Chemicals - 2.2%
A. Schulman, Inc.	16,953	542
AdvanSix, Inc.*	17,823	557
AgroFresh Solutions, Inc.*	12,798	92
American Vanguard Corp.	16,952	292
Balchem Corp.	18,928	1,471
Calgon Carbon Corp.	29,870	451
Codexis, Inc.*	24,285	132
CSW Industrials, Inc.*	8,563	331
Ferro Corp.*	49,754	910
FutureFuel Corp.	14,852	224
GCP Applied Technologies, Inc.*	42,618	1,300
H.B. Fuller Co.	30,135	1,540
Hawkins, Inc.	5,692	264
Ingevity Corp.*	25,304	1,452
Innophos Holdings, Inc.	11,373	499
Innospec, Inc.	14,382	943
Intrepid Potash, Inc.*	56,377	127
KMG Chemicals, Inc.	5,666	276
Koppers Holdings, Inc.*	12,396	448
Kraton Corp.*	18,030	621
Kronos Worldwide, Inc.	13,656	249
Landec Corp.*	15,848	235
LSB Industries, Inc.*	12,436	128
Lydall, Inc.*	9,820	508
Materion Corp.	11,899	445
Minerals Technologies, Inc.	20,872	1,528
Nexeo Solutions, Inc.*	15,658	130
Oil-Dri Corp. of America	2,982	125
OMNOVA Solutions, Inc.*	25,528	249
PolyOne Corp.	48,428	1,876
Quaker Chemical Corp.	7,720	1,121
Rayonier Advanced Materials, Inc.	25,503	401
Sensient Technologies Corp.	26,324	2,120
Stepan Co.	11,955	1,042
Trecora Resources*	11,446	129
Trinseo S.A.	26,407	1,814
Tronox Ltd., Class A	38,416	581
Valhi, Inc.	15,993	48
WD-40 Co.	8,229	908

		26,109

Commercial Services - 2.6%
ABM Industries, Inc.	33,104	1,374
Acacia Research Corp.*	28,967	119
Advisory Board (The) Co.*	24,039	1,238
Alarm.com Holdings, Inc.*	12,077	454
AMN Healthcare Services, Inc.*	27,882	1,089
ARC Document Solutions, Inc.*	23,833	99
Ascent Capital Group, Inc., Class A*	7,077	109
Barrett Business Services, Inc.	4,196	240
BG Staffing, Inc.	4,150	72
Brady Corp., Class A	27,439	930
Brink’s (The) Co.	27,371	1,834
Care.com, Inc.*	8,524	129
CBIZ, Inc.*	30,475	457
Cimpress N.V.*	14,856	1,404
Collectors Universe, Inc.	4,333	108
CorVel Corp.*	5,665	269
CRA International, Inc.	4,746	172
Cross Country Healthcare, Inc.*	21,426	277

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Commercial Services - 2.6% continued
Deluxe Corp.	28,887	$2,000
Emerald Expositions Events, Inc.	9,218	202
Ennis, Inc.	15,383	294
Franklin Covey Co.*	5,975	115
FTI Consulting, Inc.*	24,370	852
GP Strategies Corp.*	7,649	202
Hackett Group (The), Inc.	14,412	223
Healthcare Services Group, Inc.	42,332	1,982
Heidrick & Struggles International, Inc.	10,935	238
Hill International, Inc.*	21,662	113
HMS Holdings Corp.*	49,861	922
Huron Consulting Group, Inc.*	12,852	555
Information Services Group, Inc.*	18,151	75
Insperity, Inc.	10,901	774
Kelly Services, Inc., Class A	18,266	410
Kforce, Inc.	13,974	274
Korn/Ferry International	30,465	1,052
LSC Communications, Inc.	19,899	426
National Research Corp., Class A	5,647	152
Navigant Consulting, Inc.*	28,091	555
On Assignment, Inc.*	30,216	1,636
Pendrell Corp.*	7,220	52
Quad/Graphics, Inc.	18,673	428
R.R. Donnelley & Sons Co.	41,726	523
Resources Connection, Inc.	16,970	233
RPX Corp.*	26,879	375
Sotheby’s*	22,680	1,217
SP Plus Corp.*	10,174	311
TriNet Group, Inc.*	24,326	796
TrueBlue, Inc.*	25,009	663
UniFirst Corp.	9,077	1,277
Vectrus, Inc.*	6,612	214
Viad Corp.	11,913	563
Willdan Group, Inc.*	4,487	137

		30,215

Construction Materials - 0.9%
Advanced Drainage Systems, Inc.	21,255	427
Apogee Enterprises, Inc.	16,904	961
Boise Cascade Co.*	23,026	700
Continental Building Products, Inc.*	23,568	549
Deltic Timber Corp.	6,586	492
Forterra, Inc.*	11,076	91
Louisiana-Pacific Corp.*	86,683	2,090
Patrick Industries, Inc.*	9,686	706
Ply Gem Holdings, Inc.*	13,104	235
Summit Materials, Inc., Class A*	63,410	1,831
Trex Co., Inc.*	17,647	1,194
United States Lime & Minerals, Inc.	1,278	100
Universal Forest Products, Inc.	11,879	1,037
US Concrete, Inc.*	9,076	713

		11,126

Consumer Products - 2.0%
Alico, Inc.	2,118	66
Amplify Snack Brands, Inc.*	19,701	190
B&G Foods, Inc.	39,104	1,392
Boston Beer (The) Co., Inc., Class A*	5,243	693
Cadiz, Inc.*	12,400	167
Cal-Maine Foods, Inc.*	18,381	728
Central Garden & Pet Co.*	6,058	193
Central Garden & Pet Co., Class A*	20,999	630
Clearwater Paper Corp.*	9,634	450
Coca-Cola Bottling Co. Consolidated	2,793	639
Craft Brew Alliance, Inc.*	7,384	124
Darling Ingredients, Inc.*	97,679	1,537
Dean Foods Co.	53,936	917
elf Beauty, Inc.*	12,346	336
Farmer Brothers Co.*	5,435	164
Fresh Del Monte Produce, Inc.	19,712	1,004
Helen of Troy Ltd.*	16,254	1,530
Hostess Brands, Inc.*	47,605	766
HRG Group, Inc.*	71,028	1,258
Inter Parfums, Inc.	10,370	380
J&J Snack Foods Corp.	8,966	1,184
John B. Sanfilippo & Son, Inc.	4,991	315
Lancaster Colony Corp.	11,169	1,370
Lifeway Foods, Inc.*	2,538	24
Limoneira Co.	6,974	165
MGP Ingredients, Inc.	7,848	402
National Beverage Corp.	7,033	658
Orchids Paper Products Co.	5,488	71
Primo Water Corp.*	15,091	192
Revlon, Inc., Class A*	6,919	164
Sanderson Farms, Inc.	12,000	1,388
Seneca Foods Corp., Class A*	4,341	135
Snyder’s-Lance, Inc.	51,204	1,773
Tejon Ranch Co.*	9,084	187
Tootsie Roll Industries, Inc.	10,118	353
Turning Point Brands, Inc.*	3,477	53

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Consumer Products - 2.0% continued
Universal Corp.	14,794	$957
Vector Group Ltd.	55,593	1,185

		23,740

Consumer Services - 1.0%
Aaron’s, Inc.	37,743	1,468
Adtalem Global Education, Inc.	36,978	1,403
American Public Education, Inc.*	9,129	216
Bridgepoint Education, Inc.*	10,654	157
Cambium Learning Group, Inc.*	6,958	35
Capella Education Co.	6,913	592
Career Education Corp.*	39,965	384
Carriage Services, Inc.	9,236	249
Grand Canyon Education, Inc.*	27,934	2,190
K12, Inc.*	20,172	362
Laureate Education, Inc., Class A*	21,558	378
Matthews International Corp., Class A	18,628	1,141
Medifast, Inc.	6,135	255
Nutrisystem, Inc.	17,754	924
Regis Corp.*	21,222	218
Rent-A-Center, Inc.	25,516	299
Strayer Education, Inc.	6,233	581
Weight Watchers International, Inc.*	16,613	555

		11,407

Containers & Packaging - 0.3%
Greif, Inc., Class A	15,194	848
Greif, Inc., Class B	3,336	201
KapStone Paper and Packaging Corp.	51,775	1,068
Multi-Color Corp.	8,112	662
Myers Industries, Inc.	13,938	250
Tredegar Corp.	15,215	232
UFP Technologies, Inc.*	3,750	106

		3,367

Design, Manufacturing & Distribution - 0.8%
Benchmark Electronics, Inc.*	29,602	956
CTS Corp.	19,209	415
Fabrinet*	21,708	926
Plexus Corp.*	19,896	1,046
Sanmina Corp.*	43,795	1,669
SYNNEX Corp.	17,260	2,070
Tech Data Corp.*	20,875	2,108

		9,190

Distributors - Consumer Staples - 0.4%
Andersons (The), Inc.	15,911	543
Calavo Growers, Inc.	9,424	651
Castle Brands, Inc.*	51,719	89
Chefs’ Warehouse (The), Inc.*	11,611	151
Core-Mark Holding Co., Inc.	27,171	898
Performance Food Group Co.*	42,320	1,160
United Natural Foods, Inc.*	30,212	1,109

		4,601

Distributors - Discretionary - 0.3%
ePlus, Inc.*	7,923	587
Essendant, Inc.	22,193	329
FTD Cos., Inc.*	10,219	204
G-III Apparel Group Ltd.*	25,497	636
Insight Enterprises, Inc.*	21,193	848
PC Connection, Inc.	6,864	186
PCM, Inc.*	5,976	112
ScanSource, Inc.*	14,769	595
Veritiv Corp.*	6,832	308

		3,805

Electrical Equipment - 1.6%
AAON, Inc.	24,549	905
Allied Motion Technologies, Inc.	4,026	110
Argan, Inc.	8,643	519
Babcock & Wilcox Enterprises, Inc.*	29,146	343
Badger Meter, Inc.	16,709	666
Bel Fuse, Inc., Class B	5,500	136
Belden, Inc.	24,952	1,882
Chase Corp.	4,258	454
CompX International, Inc.	850	13
Cree, Inc.*	58,143	1,433
CyberOptics Corp.*	4,102	85
Energous Corp.*	11,200	182
ESCO Technologies, Inc.	15,216	908
FARO Technologies, Inc.*	9,976	377
Generac Holdings, Inc.*	36,557	1,321
General Cable Corp.	29,792	487
Iteris, Inc.*	14,032	87
Itron, Inc.*	20,334	1,378
Kimball Electronics, Inc.*	15,842	286
Landauer, Inc.	5,344	279
Littelfuse, Inc.	13,436	2,217
LSI Industries, Inc.	13,999	127
Mesa Laboratories, Inc.	1,914	274

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Electrical Equipment - 1.6% continued
Napco Security Technologies, Inc.*	7,109	$67
NL Industries, Inc.*	6,115	43
Novanta, Inc.*	18,951	682
OSI Systems, Inc.*	10,353	778
Powell Industries, Inc.	5,081	162
Preformed Line Products Co.	1,821	84
Revolution Lighting Technologies, Inc.*	7,348	48
SPX Corp.*	25,382	639
Stoneridge, Inc.*	15,791	243
Watts Water Technologies, Inc., Class A	16,689	1,055

		18,270

Engineering & Construction Services - 1.4%
Chicago Bridge & Iron Co. N.V.	59,949	1,183
Comfort Systems USA, Inc.	21,929	814
Dycom Industries, Inc.*	18,146	1,624
EMCOR Group, Inc.	35,069	2,293
EnerNOC, Inc.*	15,266	118
Exponent, Inc.	15,275	890
Granite Construction, Inc.	23,734	1,145
Great Lakes Dredge & Dock Corp.*	35,653	153
IES Holdings, Inc.*	5,603	102
Installed Building Products, Inc.*	12,862	681
KBR, Inc.	85,627	1,303
Kratos Defense & Security Solutions, Inc.*	42,633	506
Layne Christensen Co.*	10,606	93
MasTec, Inc.*	39,445	1,781
Mistras Group, Inc.*	10,179	224
MYR Group, Inc.*	9,517	295
NV5 Global, Inc.*	4,715	200
Orion Group Holdings, Inc.*	15,679	117
Primoris Services Corp.	23,287	581
Sterling Construction Co., Inc.*	15,369	201
Team, Inc.*	17,132	402
TopBuild Corp.*	22,020	1,169
Tutor Perini Corp.*	22,253	640
VSE Corp.	5,200	234
Willbros Group, Inc.*	25,261	62

		16,811

Forest & Paper Products - 0.2%
Neenah Paper, Inc.	9,874	792
P.H. Glatfelter Co.	25,691	502
Schweitzer-Mauduit International, Inc.	18,007	671
Verso Corp., Class A*	20,075	94

		2,059

Gaming, Lodging & Restaurants - 2.9%
Belmond Ltd., Class A*	53,298	709
Biglari Holdings, Inc.*	608	243
BJ’s Restaurants, Inc.*	12,417	462
Bloomin’ Brands, Inc.	59,207	1,257
Bob Evans Farms, Inc.	11,798	847
Bojangles’, Inc.*	10,350	168
Boyd Gaming Corp.	49,410	1,226
Brinker International, Inc.	29,281	1,116
Buffalo Wild Wings, Inc.*	9,594	1,216
Caesars Acquisition Co., Class A*	29,464	561
Caesars Entertainment Corp.*	33,721	405
Carrols Restaurant Group, Inc.*	20,398	250
Century Casinos, Inc.*	12,408	91
Cheesecake Factory (The), Inc.	26,719	1,344
Churchill Downs, Inc.	8,090	1,483
Chuy’s Holdings, Inc.*	9,624	225
Cracker Barrel Old Country Store, Inc.	11,415	1,909
Dave & Buster’s Entertainment, Inc.*	25,049	1,666
Del Frisco’s Restaurant Group, Inc.*	13,024	210
Del Taco Restaurants, Inc.*	19,686	271
Denny’s Corp.*	40,821	480
DineEquity, Inc.	10,239	451
El Pollo Loco Holdings, Inc.*	11,798	163
Eldorado Resorts, Inc.*	27,603	552
Empire Resorts, Inc.*	2,387	57
Fiesta Restaurant Group, Inc.*	15,045	311
Fogo De Chao, Inc.*	5,656	79
Golden Entertainment, Inc.*	5,938	123
Habit Restaurants (The), Inc., Class A*	12,043	190
ILG, Inc.	63,296	1,740
Inspired Entertainment, Inc.*	2,360	31
J. Alexander’s Holdings, Inc.*	7,567	93
Jack in the Box, Inc.	18,838	1,855
La Quinta Holdings, Inc.*	48,554	717
Lindblad Expeditions Holdings, Inc.*	12,043	126
Marriott Vacations Worldwide Corp.	13,051	1,537
Monarch Casino & Resort, Inc.*	6,210	188
Nathan’s Famous, Inc.*	1,776	112
Noodles & Co.*	6,779	26
Papa John’s International, Inc.	16,298	1,170

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Gaming, Lodging & Restaurants - 2.9% continued
Penn National Gaming, Inc.*	50,468	$1,080
Pinnacle Entertainment, Inc.*	31,415	621
Potbelly Corp.*	13,830	159
Red Lion Hotels Corp.*	11,009	81
Red Robin Gourmet Burgers, Inc.*	7,609	496
Red Rock Resorts, Inc., Class A	40,425	952
Ruby Tuesday, Inc.*	36,152	73
Ruth’s Hospitality Group, Inc.	17,711	385
Scientific Games Corp., Class A*	31,597	825
Shake Shack, Inc., Class A*	13,073	456
Sonic Corp.	24,151	640
Texas Roadhouse, Inc.	39,850	2,030
Wingstop, Inc.	17,303	535
Zoe’s Kitchen, Inc.*	11,323	135

		34,128

Hardware - 3.2%
3D Systems Corp.*	65,040	1,216
A10 Networks, Inc.*	29,159	246
Acacia Communications, Inc.*	11,001	456
ADTRAN, Inc.	29,027	599
Aerohive Networks, Inc.*	18,781	94
Akoustis Technologies, Inc.*	5,161	45
AVX Corp.	28,123	460
CalAmp Corp.*	20,571	418
Ciena Corp.*	83,965	2,101
Clearfield, Inc.*	6,658	88
Comtech Telecommunications Corp.	14,029	266
Control4 Corp.*	14,527	285
Cray, Inc.*	23,771	437
Daktronics, Inc.	21,789	210
Diebold Nixdorf, Inc.	44,963	1,259
Digimarc Corp.*	5,778	232
Eastman Kodak Co.*	10,088	92
Electronics For Imaging, Inc.*	27,556	1,306
EMCORE Corp.	16,676	178
ExOne (The) Co.*	6,210	71
Extreme Networks, Inc.*	64,955	599
Finisar Corp.*	66,383	1,725
Fitbit, Inc., Class A*	103,980	552
Gigamon, Inc.*	21,500	846
GoPro, Inc., Class A*	63,694	518
Harmonic, Inc.*	45,912	241
Immersion Corp.*	17,241	157
Infinera Corp.*	85,687	914
InterDigital, Inc.	20,609	1,593
Knowles Corp.*	52,924	895
Kopin Corp.*	36,463	135
KVH Industries, Inc.*	8,541	81
Lumentum Holdings, Inc.*	36,272	2,069
Mercury Systems, Inc.*	27,967	1,177
Methode Electronics, Inc.	21,305	878
MicroVision, Inc.*	40,628	86
NETGEAR, Inc.*	19,215	828
NetScout Systems, Inc.*	52,902	1,820
Nutanix, Inc., Class A*	20,708	417
Plantronics, Inc.	19,912	1,042
Pure Storage, Inc., Class A*	55,385	710
Quantenna Communications, Inc.*	12,575	239
Quantum Corp.*	16,630	130
Radisys Corp.*	20,735	78
ShoreTel, Inc.*	40,330	234
Sonus Networks, Inc.*	27,628	206
Stratasys Ltd.*	29,898	697
Super Micro Computer, Inc.*	22,838	563
Telenav, Inc.*	17,198	139
TTM Technologies, Inc.*	54,967	954
Ubiquiti Networks, Inc.*	13,763	715
Universal Electronics, Inc.*	8,399	561
VeriFone Systems, Inc.*	66,266	1,199
ViaSat, Inc.*	31,701	2,099
Viavi Solutions, Inc.*	136,220	1,434
Vicor Corp.*	9,882	177
Vishay Precision Group, Inc.*	6,047	105
Vocera Communications, Inc.*	16,604	439
VOXX International Corp.*	11,975	98
ZAGG, Inc.*	16,169	140

		37,549

Health Care Facilities & Services - 2.5%
AAC Holdings, Inc.*	5,773	40
Addus HomeCare Corp.*	4,445	165
Almost Family, Inc.*	7,609	469
Amedisys, Inc.*	16,999	1,068
American Renal Associates Holdings, Inc.*	5,994	111
BioScrip, Inc.*	72,136	196
Capital Senior Living Corp.*	14,594	222
Chemed Corp.	9,363	1,915
Civitas Solutions, Inc.*	9,788	171

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Health Care Facilities & Services - 2.5% continued
Community Health Systems, Inc.*	56,604	$564
Diplomat Pharmacy, Inc.*	28,445	421
Ensign Group (The), Inc.	28,521	621
Enzo Biochem, Inc.*	24,561	271
Genesis Healthcare, Inc.*	22,138	38
HealthEquity, Inc.*	29,654	1,478
HealthSouth Corp.	52,996	2,565
INC Research Holdings, Inc., Class A*	32,489	1,901
Independence Holding Co.	4,138	85
Invitae Corp.*	23,126	221
Kindred Healthcare, Inc.	50,142	584
LHC Group, Inc.*	9,377	637
Magellan Health, Inc.*	14,194	1,035
Medpace Holdings, Inc.*	4,131	120
Molina Healthcare, Inc.*	26,221	1,814
Natera, Inc.*	18,648	202
National HealthCare Corp.	6,649	466
NeoGenomics, Inc.*	33,954	304
Owens & Minor, Inc.	36,209	1,166
PAREXEL International Corp.*	29,926	2,601
PharMerica Corp.*	17,626	463
PRA Health Sciences, Inc.*	23,058	1,730
Providence Service (The) Corp.*	6,796	344
RadNet, Inc.*	22,655	176
Select Medical Holdings Corp.*	63,789	979
Surgery Partners, Inc.*	11,604	264
Teladoc, Inc.*	32,013	1,111
Tenet Healthcare Corp.*	48,363	935
Tivity Health, Inc.*	21,745	866
Triple-S Management Corp., Class B*	13,960	236
U.S. Physical Therapy, Inc.	7,093	428

		28,983

Home & Office Products - 1.8%
ACCO Brands Corp.*	65,091	758
American Woodmark Corp.*	8,394	802
Armstrong Flooring, Inc.*	13,951	251
AV Homes, Inc.*	6,871	138
Beazer Homes USA, Inc.*	18,910	259
Caesarstone Ltd.*	13,519	474
Cavco Industries, Inc.*	5,043	654
Century Communities, Inc.*	10,362	257
CSS Industries, Inc.	5,101	133
Flexsteel Industries, Inc.	4,563	247
Green Brick Partners, Inc.*	13,599	156
Griffon Corp.	17,475	384
Herman Miller, Inc.	35,409	1,076
HNI Corp.	26,277	1,048
Hooker Furniture Corp.	6,680	275
Hovnanian Enterprises, Inc., Class A*	70,883	199
Interface, Inc.	37,080	729
iRobot Corp.*	15,748	1,325
JELD-WEN Holding, Inc.*	13,405	435
KB Home	49,869	1,195
Kimball International, Inc., Class B	21,757	363
Knoll, Inc.	28,446	570
LGI Homes, Inc.*	10,309	414
Libbey, Inc.	12,770	103
Lifetime Brands, Inc.	5,498	100
M/I Homes, Inc.*	14,070	402
Masonite International Corp.*	17,721	1,338
MDC Holdings, Inc.	24,738	874
Meritage Homes Corp.*	22,901	966
NACCO Industries, Inc., Class A	2,505	178
New Home (The) Co., Inc.*	7,957	91
PGT Innovations, Inc.*	28,586	366
PICO Holdings, Inc.*	13,084	229
Quanex Building Products Corp.	20,340	430
St. Joe (The) Co.*	28,691	538
Steelcase, Inc., Class A	50,992	714
Taylor Morrison Home Corp., Class A*	36,452	875
TRI Pointe Group, Inc.*	93,951	1,239
UCP, Inc., Class A*	4,673	51
William Lyon Homes, Class A*	14,240	344

		20,980

Industrial Services - 0.7%
Anixter International, Inc.*	17,234	1,348
Applied Industrial Technologies, Inc.	22,816	1,347
CAI International, Inc.*	9,399	222
DXP Enterprises, Inc.*	9,208	318
EnviroStar, Inc.	2,092	57
H&E Equipment Services, Inc.	18,437	376
Herc Holdings, Inc.*	14,408	566
Kaman Corp.	15,878	792
McGrath RentCorp	13,987	484
Neff Corp., Class A*	4,408	84
SiteOne Landscape Supply, Inc.*	20,207	1,052
Systemax, Inc.	7,162	135
Textainer Group Holdings Ltd.*	16,146	234

EQUITY INDEX FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Industrial Services - 0.7% continued
Titan Machinery, Inc.*	11,166	$201
Triton International Ltd.	25,838	864
Wesco Aircraft Holdings, Inc.*	32,480	352

		8,432

Institutional Financial Services - 0.7%
Cowen, Inc.*	15,921	259
Evercore Partners, Inc., Class A	24,335	1,715
GAIN Capital Holdings, Inc.	21,619	134
Greenhill & Co., Inc.	16,108	324
Houlihan Lokey, Inc.	13,289	464
INTL. FCStone, Inc.*	8,842	334
Investment Technology Group, Inc.	19,433	413
KCG Holdings, Inc., Class A*	26,569	530
Moelis & Co., Class A	14,935	580
Piper Jaffray Cos.	8,528	511
PJT Partners, Inc., Class A	10,937	440
Stifel Financial Corp.*	39,647	1,823
Virtu Financial, Inc., Class A	14,687	259

		7,786

Insurance - 2.6%
Ambac Financial Group, Inc.*	27,505	477
American Equity Investment Life Holding Co.	51,388	1,350
AMERISAFE, Inc.	11,512	656
AmTrust Financial Services, Inc.	50,740	768
Argo Group International Holdings Ltd.	17,190	1,042
Atlas Financial Holdings, Inc.*	6,110	91
Baldwin & Lyons, Inc., Class B	5,786	142
Blue Capital Reinsurance Holdings Ltd.	3,373	62
Citizens, Inc.*	27,280	201
CNO Financial Group, Inc.	101,795	2,125
Crawford & Co., Class B	6,958	65
Donegal Group, Inc., Class A	5,584	89
eHealth, Inc.*	9,257	174
EMC Insurance Group, Inc.	5,374	149
Employers Holdings, Inc.	18,930	801
Enstar Group Ltd.*	6,694	1,330
FBL Financial Group, Inc., Class A	5,833	359
Federated National Holding Co.	7,369	118
Fidelity & Guaranty Life	6,955	216
Genworth Financial, Inc., Class A*	297,612	1,122
Global Indemnity Ltd.*	4,987	193
Greenlight Capital Re Ltd., Class A*	18,269	382
Hallmark Financial Services, Inc.*	8,430	95
HCI Group, Inc.	4,717	222
Health Insurance Innovations, Inc., Class A*	6,662	157
Heritage Insurance Holdings, Inc.	15,685	204
Horace Mann Educators Corp.	24,154	913
Infinity Property & Casualty Corp.	6,405	602
James River Group Holdings Ltd.	10,726	426
Kemper Corp.	23,740	916
Kingstone Cos., Inc.	5,412	83
Kinsale Capital Group, Inc.	8,601	321
Maiden Holdings Ltd.	41,965	466
MBIA, Inc.*	74,562	703
National General Holdings Corp.	29,371	620
National Western Life Group, Inc., Class A	1,335	427
Navigators Group (The), Inc.	12,267	673
NI Holdings, Inc.*	6,141	110
NMI Holdings, Inc., Class A*	33,967	389
OneBeacon Insurance Group Ltd., Class A	12,076	220
Primerica, Inc.	27,109	2,054
Radian Group, Inc.	128,529	2,101
RLI Corp.	22,836	1,247
Safety Insurance Group, Inc.	8,668	592
Selective Insurance Group, Inc.	34,088	1,706
State Auto Financial Corp.	9,191	236
State National Cos., Inc.	17,046	313
Third Point Reinsurance Ltd.*	45,767	636
Tiptree, Inc.	13,867	98
Trupanion, Inc.*	13,365	299
United Fire Group, Inc.	12,778	563
United Insurance Holdings Corp.	10,178	160
Universal Insurance Holdings, Inc.	18,873	476
WMIH Corp.*	118,424	148

		30,088

Iron & Steel - 0.8%
AK Steel Holding Corp.*	187,047	1,229
Allegheny Technologies, Inc.	65,110	1,108
Carpenter Technology Corp.	27,677	1,036
Cliffs Natural Resources, Inc.*	177,222	1,226
Commercial Metals Co.	68,948	1,340
Haynes International, Inc.	7,337	266
Northwest Pipe Co.*	5,696	93

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Iron & Steel - 0.8% continued
Olympic Steel, Inc.	5,248	$102
Ryerson Holding Corp.*	9,475	94
Schnitzer Steel Industries, Inc., Class A	16,171	407
Shiloh Industries, Inc.*	5,187	61
SunCoke Energy, Inc.*	38,499	420
TimkenSteel Corp.*	24,189	372
Warrior Met Coal, Inc.	9,985	171
Worthington Industries, Inc.	26,571	1,334

		9,259

Leisure Products - 0.5%
Acushnet Holdings Corp.	13,369	265
Black Diamond, Inc.*	12,426	83
Callaway Golf Co.	55,807	713
Camping World Holdings, Inc., Class A	7,138	220
Escalade, Inc.	6,801	89
Fox Factory Holding Corp.*	20,868	743
Johnson Outdoors, Inc., Class A	2,748	132
LCI Industries	14,446	1,479
Malibu Boats, Inc., Class A*	10,757	278
Marine Products Corp.	4,724	74
MCBC Holdings, Inc.*	11,035	216
Nautilus, Inc.*	18,111	347
Vista Outdoor, Inc.*	34,051	767
Winnebago Industries, Inc.	18,765	657

		6,063

Machinery - 2.2%
Actuant Corp., Class A	35,149	865
Alamo Group, Inc.	5,647	513
Altra Industrial Motion Corp.	17,050	678
Astec Industries, Inc.	12,686	704
Briggs & Stratton Corp.	24,839	599
CIRCOR International, Inc.	9,829	584
Columbus McKinnon Corp.	11,481	292
Curtiss-Wright Corp.	26,321	2,416
Douglas Dynamics, Inc.	13,158	433
Federal Signal Corp.	35,129	610
Franklin Electric Co., Inc.	27,709	1,147
Gencor Industries, Inc.*	4,506	73
Gorman-Rupp (The) Co.	10,373	264
Graham Corp.	5,545	109
Hardinge, Inc.	6,817	85
Hillenbrand, Inc.	37,672	1,360
Hurco Cos., Inc.	3,679	128
Hyster-Yale Materials Handling, Inc.	6,145	432
Ichor Holdings Ltd.*	6,967	140
Intevac, Inc.*	11,566	128
John Bean Technologies Corp.	18,663	1,829
Kadant, Inc.	6,420	483
Kennametal, Inc.	47,867	1,791
Lindsay Corp.	6,240	557
Manitowoc (The) Co., Inc.*	75,985	457
Milacron Holdings Corp.*	26,692	469
MSA Safety, Inc.	19,836	1,610
MTS Systems Corp.	9,967	516
Mueller Water Products, Inc., Class A	91,713	1,071
NN, Inc.	16,172	444
Raven Industries, Inc.	21,520	716
Rexnord Corp.*	61,924	1,440
SPX FLOW, Inc.*	24,631	908
Standex International Corp.	7,506	681
Sun Hydraulics Corp.	14,268	609
Tennant Co.	10,458	772
Titan International, Inc.	29,640	356
Twin Disc, Inc.*	5,090	82

		26,351

Manufactured Goods - 1.2%
Aegion Corp.*	19,789	433
Ampco-Pittsburgh Corp.	4,971	73
Atkore International Group, Inc.*	19,523	440
AZZ, Inc.	15,459	863
Barnes Group, Inc.	29,820	1,745
Chart Industries, Inc.*	18,169	631
Core Molding Technologies, Inc.*	4,374	95
Eastern (The) Co.	3,328	100
EnPro Industries, Inc.	12,583	898
Gibraltar Industries, Inc.*	18,728	668
Global Brass & Copper Holdings, Inc.	13,107	400
Handy & Harman Ltd.*	2,031	64
Insteel Industries, Inc.	10,798	356
Lawson Products, Inc.*	3,618	80
LB Foster Co., Class A	4,950	106
Mueller Industries, Inc.	34,060	1,037
NCI Building Systems, Inc.*	23,884	399
Omega Flex, Inc.	1,858	120
Park-Ohio Holdings Corp.	5,468	208
Proto Labs, Inc.*	14,761	993
RBC Bearings, Inc.*	13,767	1,401

EQUITY INDEX FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Manufactured Goods - 1.2% continued
Rogers Corp.*	10,730	$1,165
Simpson Manufacturing Co., Inc.	24,647	1,077
TriMas Corp.*	26,753	558

		13,910

Media - 2.8%
Angie’s List, Inc.*	24,490	313
Bankrate, Inc.*	28,096	361
Beasley Broadcast Group, Inc., Class A	2,874	28
Blucora, Inc.*	24,514	520
Boingo Wireless, Inc.*	21,270	318
Cars.com, Inc.*	42,837	1,141
Carvana Co.*	9,029	185
Central European Media Enterprises Ltd., Class A*	48,466	194
Clear Channel Outdoor Holdings, Inc., Class A	20,905	101
Daily Journal Corp.*	644	133
DHI Group, Inc.*	29,101	83
Entercom Communications Corp., Class A	17,126	177
Entravision Communications Corp., Class A	38,819	256
Eros International PLC*	15,600	179
EW Scripps (The) Co., Class A*	34,250	610
Gannett Co., Inc.	67,794	591
Global Eagle Entertainment, Inc.*	32,373	115
Global Sources Ltd.*	4,705	94
Gray Television, Inc.*	38,258	524
Groupon, Inc.*	202,211	777
GrubHub, Inc.*	51,118	2,229
HealthStream, Inc.*	15,473	407
Hemisphere Media Group, Inc.*	8,744	104
Houghton Mifflin Harcourt Co.*	61,572	757
IMAX Corp.*	34,207	753
Leaf Group Ltd.*	7,048	55
Liberty Media Corp.-Liberty Braves, Class A*	6,043	144
Liberty Media Corp.-Liberty Braves, Class C*	20,244	485
Liberty TripAdvisor Holdings, Inc., Class A*	42,690	495
MDC Partners, Inc., Class A	32,432	321
Meet Group (The), Inc.*	39,859	201
Meredith Corp.	23,474	1,396
MSG Networks, Inc., Class A*	35,374	794
National CineMedia, Inc.	37,531	279
New Media Investment Group, Inc.	30,218	407
New York Times (The) Co., Class A	74,613	1,321
Nexstar Media Group, Inc., Class A	26,955	1,612
Ominto, Inc.*	8,441	129
QuinStreet, Inc.*	21,776	91
Quotient Technology, Inc.*	43,838	504
Reis, Inc.	5,692	121
Rocket Fuel, Inc.*	21,022	58
Rubicon Project (The), Inc.*	26,448	136
Saga Communications, Inc., Class A	1,997	91
Salem Media Group, Inc., Class A	6,411	46
Scholastic Corp.	16,818	733
Shutterfly, Inc.*	20,265	963
Shutterstock, Inc.*	10,926	482
Sinclair Broadcast Group, Inc., Class A	42,858	1,410
Stamps.com, Inc.*	9,423	1,459
TechTarget, Inc.*	11,701	121
Time, Inc.	59,464	853
TiVo Corp.	69,563	1,297
Townsquare Media, Inc., Class A*	5,010	51
Trade Desk (The), Inc., Class A*	10,311	517
tronc, Inc.*	11,454	148
TrueCar, Inc.*	37,191	741
Tucows, Inc., Class A*	5,351	286
Web.com Group, Inc.*	22,821	577
WebMD Health Corp.*	21,981	1,289
WideOpenWest, Inc.*	9,450	164
World Wrestling Entertainment, Inc., Class A	22,536	459
XO Group, Inc.*	14,219	251
Yelp, Inc.*	46,217	1,388
Yext, Inc.*	7,206	96

		32,921

Medical Equipment & Devices - 4.4%
Abaxis, Inc.	13,029	691
Accelerate Diagnostics, Inc.*	15,496	424
Accuray, Inc.*	46,764	222
Analogic Corp.	7,592	552
AngioDynamics, Inc.*	21,738	352
AtriCure, Inc.*	18,666	453
Atrion Corp.	846	544
AxoGen, Inc.*	15,900	266
BioTelemetry, Inc.*	16,483	551

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Medical Equipment & Devices - 4.4% continued
Cardiovascular Systems, Inc.*	18,867	$608
Catalent, Inc.*	74,870	2,628
Cerus Corp.*	60,206	151
ConforMIS, Inc.*	25,051	107
CONMED Corp.	16,306	831
Corindus Vascular Robotics, Inc.*	49,925	93
CryoLife, Inc.*	18,792	375
Cutera, Inc.*	7,868	204
Endologix, Inc.*	48,117	234
Entellus Medical, Inc.*	7,207	119
Exact Sciences Corp.*	65,318	2,310
Exactech, Inc.*	6,429	192
Fluidigm Corp.*	15,971	65
FONAR Corp.*	3,640	101
Foundation Medicine, Inc.*	8,514	338
GenMark Diagnostics, Inc.*	26,549	314
Genomic Health, Inc.*	11,786	384
Glaukos Corp.*	17,037	707
Globus Medical, Inc., Class A*	41,950	1,391
Haemonetics Corp.*	31,151	1,230
Halyard Health, Inc.*	28,024	1,101
ICU Medical, Inc.*	8,945	1,543
Inogen, Inc.*	10,116	965
Insulet Corp.*	34,701	1,781
Integer Holdings Corp.*	18,623	805
Integra LifeSciences Holdings Corp.*	36,632	1,997
Invacare Corp.	18,855	249
iRhythm Technologies, Inc.*	8,201	348
K2M Group Holdings, Inc.*	24,112	587
Lantheus Holdings, Inc.*	15,483	273
LeMaitre Vascular, Inc.	8,820	275
LivaNova PLC*	28,873	1,767
Luminex Corp.	24,310	513
Masimo Corp.*	26,678	2,433
Meridian Bioscience, Inc.	24,777	390
Merit Medical Systems,Inc.*	29,150	1,112
MiMedx Group, Inc.*	61,528	921
Myriad Genetics, Inc.*	38,199	987
NanoString Technologies, Inc.*	10,547	174
Natus Medical, Inc.*	19,289	720
Neogen Corp.*	22,182	1,533
Nevro Corp.*	16,482	1,227
Novocure Ltd.*	34,357	594
NuVasive, Inc.*	30,185	2,322
NxStage Medical, Inc.*	38,848	974
Nymox Pharmaceutical Corp.*	16,936	75
Obalon Therapeutics, Inc.*	5,135	51
OraSure Technologies, Inc.*	33,681	581
Orthofix International N.V.*	10,064	468
Oxford Immunotec Global PLC*	13,268	223
Pacific Biosciences of California, Inc.*	47,772	170
Penumbra, Inc.*	17,434	1,530
Pulse Biosciences, Inc.*	5,421	187
Quidel Corp.*	16,741	454
Quotient Ltd.*	15,897	117
Repligen Corp.*	20,268	840
Rockwell Medical, Inc.*	28,060	223
RTI Surgical, Inc.*	33,887	198
Sientra, Inc.*	8,526	83
Sparton Corp.*	5,498	121
Spectranetics (The) Corp.*	25,964	997
STAAR Surgical Co.*	23,892	258
Surmodics, Inc.*	7,627	215
Tactile Systems Technology, Inc.*	5,434	155
Utah Medical Products, Inc.	2,071	150
Varex Imaging Corp.*	22,405	757
Veracyte, Inc.*	14,012	117
ViewRay, Inc.*	17,411	113
Viveve Medical, Inc.*	8,911	64
Wright Medical Group N.V.*	62,054	1,706

		51,881

Metals & Mining - 0.8%
Century Aluminum Co.*	29,551	460
Coeur Mining, Inc.*	107,780	925
Compass Minerals International, Inc.	20,149	1,316
Encore Wire Corp.	11,966	511
Fairmount Santrol Holdings, Inc.*	92,300	360
Ferroglobe Representation & Warranty Insurance Trust* (2)	38,340	—
Gold Resource Corp.	29,096	119
Harsco Corp.*	47,836	770
Hecla Mining Co.	234,406	1,196
Kaiser Aluminum Corp.	9,991	884
Klondex Mines Ltd.*	104,632	353
Smart Sand, Inc.*	13,022	116
Uranium Energy Corp.*	81,310	129
US Silica Holdings, Inc.	48,608	1,725

		8,864

EQUITY INDEX FUNDS     16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Oil, Gas & Coal - 3.0%
Abraxas Petroleum Corp.*	89,751	$145
Adams Resources & Energy, Inc.	1,163	48
Alon USA Energy, Inc.	19,767	263
Approach Resources, Inc.*	25,712	87
Arch Coal, Inc., Class A	13,053	892
Archrock, Inc.	41,053	468
Atwood Oceanics, Inc.*	46,585	380
Basic Energy Services, Inc.*	10,363	258
Bill Barrett Corp.*	45,018	138
Bonanza Creek Energy, Inc.*	12,092	383
Bristow Group, Inc.	19,944	153
C&J Energy Services, Inc.*	27,613	946
California Resources Corp.*	25,364	217
Callon Petroleum Co.*	120,051	1,274
CARBO Ceramics, Inc.*	13,631	93
Carrizo Oil & Gas, Inc.*	36,711	639
Clean Energy Fuels Corp.*	81,591	207
Cloud Peak Energy, Inc.*	44,100	156
Contango Oil & Gas Co.*	13,008	86
CVR Energy, Inc.	9,238	201
Delek US Holdings, Inc.	36,705	970
Denbury Resources, Inc.*	236,686	362
Diamond Offshore Drilling, Inc.*	38,521	417
Dril-Quip, Inc.*	22,561	1,101
Earthstone Energy, Inc., Class A*	5,918	59
Eclipse Resources Corp.*	52,101	149
Energy XXI Gulf Coast, Inc.*	17,613	327
Ensco PLC, Class A	181,330	936
EP Energy Corp., Class A*	22,531	82
Era Group, Inc.*	11,155	106
Evolution Petroleum Corp.	16,174	131
Exterran Corp.*	18,972	507
Flotek Industries, Inc.*	32,547	291
Forum Energy Technologies, Inc.*	41,074	641
Frank’s International N.V.	29,733	246
Gastar Exploration, Inc.*	103,955	96
Geospace Technologies Corp.*	7,494	104
Gulf Island Fabrication, Inc.	8,171	95
Halcon Resources Corp.*	36,434	165
Hallador Energy Co.	9,605	75
Helix Energy Solutions Group, Inc.*	84,266	475
Independence Contract Drilling, Inc.*	22,172	86
Isramco, Inc.*	410	47
Jagged Peak Energy, Inc.*	19,463	260
Jones Energy, Inc., Class A*	25,632	41
Keane Group, Inc.*	18,955	303
Key Energy Services, Inc.*	6,141	118
Lilis Energy, Inc.*	25,500	125
Mammoth Energy Services, Inc.*	4,660	87
Matador Resources Co.*	53,153	1,136
Matrix Service Co.*	15,832	148
McDermott International, Inc.*	168,572	1,209
Midstates Petroleum Co., Inc.*	6,762	86
MRC Global, Inc.*	53,189	879
Natural Gas Services Group, Inc.*	7,206	179
NCS Multistage Holdings, Inc.*	6,575	166
Newpark Resources, Inc.*	52,035	382
Noble Corp. PLC	145,306	526
NOW, Inc.*	63,222	1,017
Oasis Petroleum, Inc.*	140,296	1,129
Oil States International, Inc.*	30,515	828
Panhandle Oil and Gas, Inc., Class A	9,230	213
Par Pacific Holdings, Inc.*	19,270	348
Parker Drilling Co.*	82,330	111
PDC Energy, Inc.*	39,371	1,697
Peabody Energy Corp.*	29,258	715
Penn Virginia Corp.*	8,504	313
PHI, Inc. (Non Voting)*	6,947	68
Pioneer Energy Services Corp.*	45,482	93
ProPetro Holding Corp.*	15,042	210
Ramaco Resources, Inc.*	3,696	22
Resolute Energy Corp.*	12,921	385
Ring Energy, Inc.*	27,045	352
Rosehill Resources, Inc.*	1,980	16
Rowan Cos. PLC, Class A*	69,421	711
Sanchez Energy Corp.*	41,644	299
SandRidge Energy, Inc.*	20,853	359
SEACOR Holdings, Inc.*	9,747	334
Select Energy Services, Inc., Class A*	2,334	28
SemGroup Corp., Class A	39,784	1,074
SilverBow Resources, Inc.*	4,171	109
Solaris Oilfield Infrastructure, Inc., Class A*	6,047	70
SRC Energy, Inc.*	119,739	806
Stone Energy Corp.*	11,625	214
Superior Energy Services, Inc.*	90,608	945
Tellurian, Inc.*	32,999	331
Tesco Corp.*	27,309	122

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Oil, Gas & Coal - 3.0% continued
TETRA Technologies, Inc.*	67,637	$189
Thermon Group Holdings, Inc.*	19,241	369
Ultra Petroleum Corp.*	116,116	1,260
Unit Corp.*	30,860	578
W&T Offshore, Inc.*	55,768	109
Westmoreland Coal Co.*	10,960	53
WildHorse Resource Development Corp.*	12,194	151

		35,775

Passenger Transportation - 0.3%
Allegiant Travel Co.	7,796	1,057
Hawaiian Holdings, Inc.*	31,729	1,490
SkyWest, Inc.	30,114	1,057

		3,604

Real Estate - 0.3%
Alexander & Baldwin, Inc.	27,629	1,143
Consolidated-Tomoka Land Co.	2,359	134
Forestar Group, Inc.*	24,540	421
FRP Holdings, Inc.*	4,018	186
Griffin Industrial Realty, Inc.	648	20
Marcus & Millichap, Inc.*	9,597	253
Maui Land & Pineapple Co., Inc.*	3,993	81
RE/MAX Holdings, Inc., Class A	10,551	592
RMR Group (The), Inc., Class A	4,019	196
Stratus Properties, Inc.	3,618	106
Trinity Place Holdings, Inc.*	10,837	77

		3,209

Real Estate Investment Trusts - 7.7%
Acadia Realty Trust	50,013	1,390
AG Mortgage Investment Trust, Inc.	16,553	303
Agree Realty Corp.	15,007	688
Alexander’s, Inc.	1,263	532
Altisource Residential Corp.	29,478	381
American Assets Trust, Inc.	24,059	948
Anworth Mortgage Asset Corp.	56,084	337
Apollo Commercial Real Estate Finance, Inc.	54,744	1,016
Ares Commercial Real Estate Corp.	15,463	202
Armada Hoffler Properties, Inc.	26,655	345
ARMOUR Residential REIT, Inc.	21,676	542
Ashford Hospitality Prime, Inc.	15,773	162
Ashford Hospitality Trust, Inc.	46,423	282
Bluerock Residential Growth REIT, Inc.	14,068	181
Capstead Mortgage Corp.	56,569	590
Care Capital Properties, Inc.	50,133	1,339
CareTrust REIT, Inc.	42,934	796
CatchMark Timber Trust, Inc., Class A	23,539	268
CBL & Associates Properties, Inc.	101,266	854
Cedar Realty Trust, Inc.	48,940	237
Chatham Lodging Trust	22,379	450
Cherry Hill Mortgage Investment Corp.	6,963	129
Chesapeake Lodging Trust	35,260	863
City Office REIT, Inc.	17,699	225
Clipper Realty, Inc.	8,895	110
Colony Starwood Homes	60,138	2,063
Community Healthcare Trust, Inc.	7,345	188
CorEnergy Infrastructure Trust, Inc.	6,946	233
Cousins Properties, Inc.	249,025	2,189
CYS Investments, Inc.	89,958	757
DiamondRock Hospitality Co.	119,065	1,304
Dynex Capital, Inc.	28,432	202
Easterly Government Properties, Inc.	22,292	467
EastGroup Properties, Inc.	19,768	1,657
Education Realty Trust, Inc.	43,806	1,697
Ellington Residential Mortgage REIT	4,922	72
Farmland Partners, Inc.	18,991	170
FelCor Lodging Trust, Inc.	76,661	553
First Industrial Realty Trust, Inc.	69,253	1,982
First Potomac Realty Trust	34,589	384
Four Corners Property Trust, Inc.	36,160	908
Franklin Street Properties Corp.	62,242	690
GEO Group (The), Inc.	72,759	2,152
Getty Realty Corp.	16,311	409
Gladstone Commercial Corp.	15,028	327
Global Medical REIT, Inc.	8,822	79
Global Net Lease, Inc.	40,143	893
Government Properties Income Trust	41,909	767
Gramercy Property Trust	90,057	2,676
Great Ajax Corp.	8,819	123
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,332	671
Healthcare Realty Trust, Inc.	68,748	2,348
Hersha Hospitality Trust	22,649	419
Independence Realty Trust, Inc.	41,337	408
InfraREIT, Inc.	25,371	486
Invesco Mortgage Capital, Inc.	66,444	1,110
Investors Real Estate Trust	72,200	448

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Real Estate Investment Trusts - 7.7% continued
iStar, Inc.*	41,005	$494
Jernigan Capital, Inc.	5,535	122
Kite Realty Group Trust	49,778	942
KKR Real Estate Finance Trust, Inc.	6,135	132
Ladder Capital Corp.	41,864	561
LaSalle Hotel Properties	67,758	2,019
Lexington Realty Trust	128,980	1,278
LTC Properties, Inc.	23,473	1,206
Mack-Cali Realty Corp.	53,677	1,457
MedEquities Realty Trust, Inc.	17,233	217
Monmouth Real Estate Investment Corp.	41,099	619
Monogram Residential Trust, Inc.	100,873	979
MTGE Investment Corp.	27,149	510
National Health Investors, Inc.	23,662	1,874
National Storage Affiliates Trust	26,367	609
New Senior Investment Group, Inc.	48,698	489
New York Mortgage Trust, Inc.	65,280	406
NexPoint Residential Trust, Inc.	10,057	250
NorthStar Realty Europe Corp.	32,341	410
One Liberty Properties, Inc.	8,658	203
Orchid Island Capital, Inc.	19,802	195
Owens Realty Mortgage, Inc.	5,816	99
Parkway, Inc.	24,989	572
Pebblebrook Hotel Trust	40,990	1,322
Pennsylvania Real Estate Investment Trust	40,202	455
PennyMac Mortgage Investment Trust	39,109	715
Physicians Realty Trust	91,880	1,850
Potlatch Corp.	24,015	1,098
Preferred Apartment Communities, Inc., Class A	18,158	286
PS Business Parks, Inc.	11,725	1,552
QTS Realty Trust, Inc., Class A	27,819	1,456
Quality Care Properties, Inc.*	56,273	1,030
RAIT Financial Trust	52,827	116
Ramco-Gershenson Properties Trust	46,802	604
Redwood Trust, Inc.	45,433	774
Resource Capital Corp.	17,521	178
Retail Opportunity Investments Corp.	64,629	1,240
Rexford Industrial Realty, Inc.	39,373	1,080
RLJ Lodging Trust	73,265	1,456
Ryman Hospitality Properties, Inc.	26,380	1,689
Sabra Health Care REIT, Inc.	38,711	933
Saul Centers, Inc.	6,634	385
Select Income REIT	37,441	900
Seritage Growth Properties, Class A	14,805	621
STAG Industrial, Inc.	53,214	1,469
Summit Hotel Properties, Inc.	60,907	1,136
Sunstone Hotel Investors, Inc.	131,637	2,122
Sutherland Asset Management Corp.	9,996	148
Terreno Realty Corp.	29,188	982
Tier REIT, Inc.	28,428	525
Transcontinental Realty Investors, Inc.*	994	27
UMH Properties, Inc.	16,960	289
Universal Health Realty Income Trust	7,477	595
Urban Edge Properties	58,156	1,380
Urstadt Biddle Properties, Inc., Class A	17,506	347
Washington Prime Group, Inc.	111,559	934
Washington Real Estate Investment Trust	46,007	1,468
Western Asset Mortgage Capital Corp.	24,341	251
Whitestone REIT	21,919	269
Xenia Hotels & Resorts, Inc.	64,097	1,242

		90,569

Recreational Facilities & Services - 0.4%
AMC Entertainment Holdings, Inc., Class A	32,740	745
ClubCorp Holdings, Inc.	37,896	496
Drive Shack, Inc.	36,862	116
International Speedway Corp., Class A	14,911	560
Intrawest Resorts Holdings, Inc.*	7,605	181
Marcus (The) Corp.	11,142	336
Planet Fitness, Inc., Class A	50,161	1,171
RCI Hospitality Holdings, Inc.	5,411	129
Reading International, Inc., Class A*	9,639	155
SeaWorld Entertainment, Inc.	40,682	662
Speedway Motorsports, Inc.	7,166	131

		4,682

Renewable Energy - 0.5%
Advanced Energy Industries, Inc.*	23,686	1,532
Ameresco, Inc., Class A*	10,975	85
EnerSys	25,952	1,880
Green Plains, Inc.	22,157	455
Pacific Ethanol, Inc.*	24,542	153
Plug Power, Inc.*	133,017	271
Renewable Energy Group, Inc.*	22,935	297
REX American Resources Corp.*	3,379	326
Silver Spring Networks, Inc.*	24,891	281

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Renewable Energy - 0.5% continued
SunPower Corp.*	35,550	$332
Sunrun, Inc.*	50,569	360
TerraForm Global, Inc., Class A*	54,359	275
TPI Composites, Inc.*	6,370	118
Vivint Solar, Inc.*	15,491	91

		6,456

Retail - Consumer Staples - 0.6%
Big Lots, Inc.	26,625	1,286
Blue Apron Holdings, Inc., Class A*	3,152	29
Five Below, Inc.*	32,209	1,590
Fred’s, Inc., Class A	21,900	202
Ingles Markets, Inc., Class A	8,654	288
Natural Grocers by Vitamin Cottage, Inc.*	5,446	45
Ollie’s Bargain Outlet Holdings, Inc.*	28,391	1,210
PriceSmart, Inc.	13,161	1,153
Smart & Final Stores, Inc.*	13,410	122
SpartanNash Co.	22,495	584
SUPERVALU, Inc.*	157,333	518
Village Super Market, Inc., Class A	4,956	129
Weis Markets, Inc.	5,773	281

		7,437

Retail - Discretionary - 3.0%
1-800-Flowers.com, Inc., Class A*	15,097	147
Abercrombie & Fitch Co., Class A	40,442	503
American Eagle Outfitters, Inc.	96,708	1,165
America’s Car-Mart, Inc.*	4,262	166
Asbury Automotive Group, Inc.*	11,178	632
Ascena Retail Group, Inc.*	103,000	221
At Home Group, Inc.*	3,063	71
Avis Budget Group, Inc.*	44,554	1,215
Barnes & Noble Education, Inc.*	22,394	238
Barnes & Noble, Inc.	35,256	268
Bassett Furniture Industries, Inc.	5,952	226
Beacon Roofing Supply, Inc.*	35,991	1,764
Big 5 Sporting Goods Corp.	12,587	164
BMC Stock Holdings, Inc.*	38,993	852
Boot Barn Holdings, Inc.*	7,978	57
Buckle (The), Inc.	16,791	299
Build-A-Bear Workshop, Inc.*	7,781	81
Builders FirstSource, Inc.*	57,586	882
Caleres, Inc.	25,096	697
Cato (The) Corp., Class A	14,298	252
Chegg, Inc.*	49,759	612
Chico’s FAS, Inc.	76,156	717
Children’s Place (The), Inc.	10,277	1,049
Citi Trends, Inc.	8,644	183
Conn’s, Inc.*	10,949	209
Container Store Group (The), Inc.*	8,503	50
Dillard’s, Inc., Class A	9,049	522
DSW, Inc., Class A	39,245	695
Duluth Holdings, Inc., Class B*	5,554	101
Ethan Allen Interiors, Inc.	14,539	470
Etsy, Inc.*	68,881	1,033
Express, Inc.*	46,039	311
EZCORP, Inc., Class A*	30,486	235
Finish Line (The), Inc., Class A	23,805	337
FirstCash, Inc.	28,226	1,646
Foundation Building Materials, Inc.*	7,884	101
Francesca’s Holdings Corp.*	21,890	240
Freshpet, Inc.*	14,595	242
Gaia, Inc.*	5,607	63
Genesco, Inc.*	11,600	393
GMS, Inc.*	14,029	394
GNC Holdings, Inc., Class A	40,226	339
Group 1 Automotive, Inc.	12,175	771
Guess?, Inc.	35,784	457
Haverty Furniture Cos., Inc.	11,062	278
Hertz Global Holdings, Inc.*	32,558	374
Hibbett Sports, Inc.*	12,768	265
HSN, Inc.	19,055	608
Huttig Building Products, Inc.*	14,231	100
J. Jill, Inc.*	7,080	87
J.C. Penney Co., Inc.*	184,771	859
Kirkland’s, Inc.*	8,694	89
Lands’ End, Inc.*	7,598	113
La-Z-Boy, Inc.	28,807	936
Liquidity Services, Inc.*	15,055	96
Lithia Motors, Inc., Class A	13,876	1,308
Lumber Liquidators Holdings, Inc.*	16,753	420
MarineMax, Inc.*	15,312	299
Monro Muffler Brake, Inc.	18,802	785
Office Depot, Inc.	305,046	1,720
Overstock.com, Inc.*	10,033	164
Party City Holdco, Inc.*	16,041	251
PetMed Express, Inc.	11,796	479
Pier 1 Imports, Inc.	47,903	249

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Retail - Discretionary - 3.0% continued
RH*	20,279	$1,308
Rush Enterprises, Inc., Class A*	17,931	667
Rush Enterprises, Inc., Class B*	3,054	111
Sears Holdings Corp.*	6,606	59
Select Comfort Corp.*	24,495	869
Shoe Carnival, Inc.	7,005	146
Sonic Automotive, Inc., Class A	15,918	310
Sportsman’s Warehouse Holdings, Inc.*	21,595	117
Tailored Brands, Inc.	28,841	322
Tile Shop Holdings, Inc.	20,057	414
Tilly’s, Inc., Class A	8,275	84
Vera Bradley, Inc.*	11,799	115
Vitamin Shoppe, Inc.*	12,680	148
West Marine, Inc.	12,118	156
Winmark Corp.	1,364	176
Zumiez, Inc.*	10,507	130

		35,682

Semiconductors - 3.1%
Alpha & Omega Semiconductor Ltd.*	11,017	184
Ambarella, Inc.*	19,157	930
Amkor Technology, Inc.*	60,902	595
Applied Optoelectronics, Inc.*	10,980	678
Axcelis Technologies, Inc.*	17,910	375
AXT, Inc.*	22,146	141
Brooks Automation, Inc.	40,662	882
Cabot Microelectronics Corp.	14,818	1,094
CEVA, Inc.*	12,763	580
Cirrus Logic, Inc.*	38,388	2,408
Cohu, Inc.	15,738	248
Diodes, Inc.*	22,728	546
DSP Group, Inc.*	12,985	151
Electro Scientific Industries, Inc.*	18,790	155
Entegris, Inc.*	84,488	1,854
FormFactor, Inc.*	42,847	531
GSI Technology, Inc.*	8,524	67
II-VI, Inc.*	36,244	1,243
Impinj, Inc.*	10,720	521
Inphi Corp.*	25,006	858
Integrated Device Technology, Inc.*	79,762	2,057
IXYS Corp.*	14,395	237
KEMET Corp.*	27,169	348
Lattice Semiconductor Corp.*	74,046	493
MACOM Technology Solutions Holdings, Inc.*	24,130	1,346
MaxLinear, Inc.*	35,798	998
Maxwell Technologies, Inc.*	21,554	129
MKS Instruments, Inc.	32,037	2,156
Monolithic Power Systems, Inc.	23,764	2,291
Nanometrics, Inc.*	14,062	356
NeoPhotonics Corp.*	20,001	154
NVE Corp.	2,828	218
Oclaro, Inc.*	98,567	921
Park Electrochemical Corp.	11,510	212
Photronics, Inc.*	39,863	375
Pixelworks, Inc.*	17,002	78
Power Integrations, Inc.	17,081	1,245
Rambus, Inc.*	66,142	756
Rudolph Technologies, Inc.*	18,550	424
Semtech Corp.*	38,790	1,387
Sigma Designs, Inc.*	23,582	138
Silicon Laboratories, Inc.*	24,847	1,698
Synaptics, Inc.*	20,507	1,060
Ultra Clean Holdings, Inc.*	19,209	360
Veeco Instruments, Inc.*	28,196	785
Vishay Intertechnology, Inc.	80,146	1,330
Xcerra Corp.*	31,433	307
Xperi Corp.	28,912	862

		36,762

Software - 4.7%
2U, Inc.*	26,043	1,222
ACI Worldwide, Inc.*	69,462	1,554
Actua Corp.*	18,687	263
Acxiom Corp.*	46,606	1,211
Agilysys, Inc.*	8,650	88
Allscripts Healthcare Solutions, Inc.*	108,001	1,378
Alteryx, Inc., Class A*	5,281	103
Amber Road, Inc.*	12,062	103
American Software, Inc., Class A	16,423	169
Appfolio, Inc., Class A*	4,913	160
Appian Corp.*	65	1
Apptio, Inc., Class A*	10,563	183
Aspen Technology, Inc.*	44,657	2,468
Avid Technology, Inc.*	21,204	112
Barracuda Networks, Inc.*	14,961	345
Bazaarvoice, Inc.*	49,083	243
Benefitfocus, Inc.*	9,456	344

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Software - 4.7% continued
Blackbaud, Inc.	28,405	$2,436
Blackline, Inc.*	6,527	233
Box, Inc., Class A*	46,702	852
Brightcove, Inc.*	20,432	127
BroadSoft, Inc.*	18,340	790
Calix, Inc.*	25,129	172
Callidus Software, Inc.*	38,372	929
Carbonite, Inc.*	14,696	320
Castlight Health, Inc., Class B*	38,059	158
ChannelAdvisor Corp.*	15,261	176
Cloudera, Inc.*	8,279	133
CommerceHub, Inc., Series A*	8,153	142
CommerceHub, Inc., Series C*	17,280	301
CommVault Systems, Inc.*	23,238	1,312
Computer Programs & Systems, Inc.	6,568	215
Cornerstone OnDemand, Inc.*	30,962	1,107
Cotiviti Holdings, Inc.*	15,790	586
Coupa Software, Inc.*	17,732	514
Digi International, Inc.*	15,486	157
Donnelley Financial Solutions, Inc.*	15,694	360
Ebix, Inc.	14,301	771
Envestnet, Inc.*	25,673	1,017
Everbridge, Inc.*	10,085	246
Evolent Health, Inc., Class A*	22,949	582
Exa Corp.*	8,054	111
Five9, Inc.*	31,002	667
Glu Mobile, Inc.*	59,829	150
Guidance Software, Inc.*	13,941	92
Hortonworks, Inc.*	28,465	367
HubSpot, Inc.*	20,026	1,317
Imperva, Inc.*	19,925	953
InnerWorkings, Inc.*	26,991	313
Inovalon Holdings, Inc., Class A*	37,234	490
Instructure, Inc.*	12,623	372
j2 Global, Inc.	27,633	2,351
KeyW Holding (The) Corp.*	28,716	269
Limelight Networks, Inc.*	41,887	121
LivePerson, Inc.*	32,251	355
Majesco*	2,000	10
MicroStrategy, Inc., Class A*	5,694	1,091
MINDBODY, Inc., Class A*	21,910	596
Mitek Systems, Inc.*	19,091	160
MobileIron, Inc.*	32,647	198
Model N, Inc.*	14,327	191
Monotype Imaging Holdings, Inc.	24,816	454
MuleSoft, Inc., Class A*	8,989	224
NantHealth, Inc.*	10,613	45
New Relic, Inc.*	17,429	750
Okta, Inc.*	6,608	151
Omnicell, Inc.*	21,980	947
Park City Group, Inc.*	7,278	88
Paycom Software, Inc.*	29,329	2,006
Paylocity Holding Corp.*	15,465	699
PDF Solutions, Inc.*	16,724	275
pdvWireless, Inc.*	5,680	132
Pegasystems, Inc.	21,852	1,275
Progress Software Corp.	28,333	875
Proofpoint, Inc.*	25,554	2,219
PROS Holdings, Inc.*	15,676	429
Q2 Holdings, Inc.*	18,630	688
QAD, Inc., Class A	6,163	198
Quality Systems, Inc.*	31,531	543
Qualys, Inc.*	18,680	762
Rapid7, Inc.*	12,587	212
RealNetworks, Inc.*	12,780	55
RealPage, Inc.*	34,909	1,255
Rosetta Stone, Inc.*	9,650	104
Simulations Plus, Inc.	6,485	80
SPS Commerce, Inc.*	10,088	643
Synchronoss Technologies, Inc.*	25,180	414
Tabula Rasa HealthCare, Inc.*	5,545	83
Tintri, Inc.*	4,930	36
Twilio, Inc., Class A*	36,996	1,077
Upland Software, Inc.*	4,319	95
USA Technologies, Inc.*	24,287	126
Varonis Systems, Inc.*	11,381	423
VASCO Data Security International, Inc.*	17,957	258
Verint Systems, Inc.*	37,383	1,521
Veritone, Inc.*	1,492	17
VirnetX Holding Corp.*	29,405	134
Workiva, Inc.*	14,778	282
Xactly Corp.*	15,382	241
Zendesk, Inc.*	57,829	1,606

		55,179

Specialty Finance - 2.0%
Aircastle Ltd.	28,291	615
Altisource Portfolio Solutions S.A.*	6,717	147

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Specialty Finance - 2.0% continued
Arlington Asset Investment Corp., Class A	14,169	$194
Blackhawk Network Holdings, Inc.*	32,538	1,419
Cardtronics PLC, Class A*	27,040	889
Cass Information Systems, Inc.	6,493	426
Elevate Credit, Inc.*	8,505	67
Ellie Mae, Inc.*	20,141	2,214
Encore Capital Group, Inc.*	14,165	569
Enova International, Inc.*	19,587	291
Essent Group Ltd.*	45,970	1,707
Everi Holdings, Inc.*	37,844	276
Federal Agricultural Mortgage Corp., Class C	5,331	345
FNFV Group*	37,542	593
GATX Corp.	23,214	1,492
Green Dot Corp., Class A*	27,188	1,048
HFF, Inc., Class A	21,918	762
Impac Mortgage Holdings, Inc.*	5,980	90
Investors Title Co.	838	162
LendingClub Corp.*	189,060	1,042
LendingTree, Inc.*	3,786	652
Liberty Tax, Inc.	3,838	50
Marlin Business Services Corp.	5,018	126
Meta Financial Group, Inc.	5,334	475
MGIC Investment Corp.*	220,399	2,468
MoneyGram International, Inc.*	17,610	304
Nationstar Mortgage Holdings, Inc.*	17,381	311
Nelnet, Inc., Class A	11,830	556
NewStar Financial, Inc.	18,365	193
Ocwen Financial Corp.*	59,853	161
On Deck Capital, Inc.*	27,914	130
PennyMac Financial Services, Inc., Class A*	9,456	158
PHH Corp.*	31,766	437
Planet Payment, Inc.*	24,629	81
PRA Group, Inc.*	27,546	1,044
R1 RCM, Inc.*	59,737	224
Regional Management Corp.*	6,172	146
Stewart Information Services Corp.	12,570	570
Walker & Dunlop, Inc.*	16,385	800
Willis Lease Finance Corp.*	1,834	49
World Acceptance Corp.*	3,516	263

		23,546

Technology Services - 2.5%
Bottomline Technologies de, Inc.*	23,684	608
CACI International, Inc., Class A*	14,494	1,812
CardConnect Corp.*	9,116	137
Cogint, Inc.*	12,613	64
Convergys Corp.	55,935	1,330
CPI Card Group, Inc.	13,527	39
CSG Systems International, Inc.	19,929	809
Cubic Corp.	14,982	694
DMC Global, Inc.	8,193	107
Endurance International Group Holdings, Inc.*	35,400	296
Engility Holdings, Inc.*	10,617	301
EPAM Systems, Inc.*	29,257	2,460
EVERTEC, Inc.	35,987	623
ExlService Holdings, Inc.*	19,444	1,081
Fair Isaac Corp.	18,318	2,554
Forrester Research, Inc.	5,921	232
ICF International, Inc.*	10,760	507
ManTech International Corp., Class A	15,342	635
MAXIMUS, Inc.	38,222	2,394
Medidata Solutions, Inc.*	33,537	2,623
NCI, Inc., Class A*	4,358	92
NeuStar, Inc., Class A*	33,028	1,101
NIC, Inc.	37,817	717
Perficient, Inc.*	20,127	375
Presidio, Inc.*	11,303	162
Rightside Group Ltd.*	6,642	70
Science Applications International Corp.	26,058	1,809
SecureWorks Corp., Class A*	5,391	50
ServiceSource International, Inc.*	45,142	175
StarTek, Inc.*	6,060	74
Sykes Enterprises, Inc.*	23,594	791
Syntel, Inc.	20,141	342
TeleTech Holdings, Inc.	8,259	337
Travelport Worldwide Ltd.	73,778	1,015
Unisys Corp.*	29,467	377
Value Line, Inc.	650	12
Virtusa Corp.*	16,269	478
WageWorks, Inc.*	22,220	1,493

		28,776

Telecom - 1.3%
8x8, Inc.*	52,552	765
ATN International, Inc.	6,448	441

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Telecom - 1.3% continued
Cincinnati Bell, Inc.*	24,914	$487
Cogent Communications Holdings, Inc.	24,777	994
Consolidated Communications Holdings, Inc.	29,390	631
DigitalGlobe, Inc.*	36,787	1,225
FairPoint Communications, Inc.*	12,655	198
Frontier Communications Corp.	702,084	814
General Communication, Inc., Class A*	15,710	576
Globalstar, Inc.*	264,255	563
Gogo, Inc.*	33,431	386
GTT Communications, Inc.*	18,411	583
Hawaiian Telcom Holdco, Inc.*	3,488	87
HC2 Holdings, Inc.*	24,155	142
IDT Corp., Class B	10,168	146
Intelsat S.A.*	20,073	62
Internap Corp.*	47,511	174
Iridium Communications, Inc.*	49,166	543
Loral Space & Communications, Inc.*	7,506	312
Lumos Networks Corp.*	13,103	234
Ooma, Inc.*	10,152	81
ORBCOMM, Inc.*	38,687	437
RigNet, Inc.*	7,350	118
RingCentral, Inc., Class A*	37,129	1,357
Shenandoah Telecommunications Co.	27,648	849
Spok Holdings, Inc.	12,056	213
Straight Path Communications, Inc., Class B*	5,112	918
Vonage Holdings Corp.*	118,971	778
West Corp.	25,666	599
Windstream Holdings, Inc.	114,968	446
Zix Corp.*	30,401	173

		15,332

Transportation & Logistics - 1.5%
Air Transport Services Group, Inc.*	30,945	674
ArcBest Corp.	15,536	320
Ardmore Shipping Corp.	16,877	138
Atlas Air Worldwide Holdings, Inc.*	13,840	722
Costamare, Inc.	21,606	158
Covenant Transportation Group, Inc., Class A*	6,800	119
Daseke, Inc.*	12,208	136
DHT Holdings, Inc.	45,980	191
Dorian LPG Ltd.*	11,259	92
Eagle Bulk Shipping, Inc.*	22,722	107
Echo Global Logistics, Inc.*	16,320	325
Forward Air Corp.	17,858	951
Frontline Ltd.	45,994	264
GasLog Ltd.	24,208	369
Genco Shipping & Trading Ltd.*	4,518	43
Gener8 Maritime, Inc.*	28,133	160
Golar LNG Ltd.	56,935	1,267
Heartland Express, Inc.	28,095	585
Hub Group, Inc., Class A*	19,421	745
International Seaways, Inc.*	17,537	380
Knight Transportation, Inc.	43,537	1,613
Marten Transport Ltd.	14,217	390
Matson, Inc.	25,416	763
Mobile Mini, Inc.	26,177	781
Navios Maritime Acquisition Corp.	44,628	66
Navios Maritime Holdings, Inc.*	52,894	72
Nordic American Tankers Ltd.	58,889	373
Overseas Shipholding Group, Inc., Class A*	29,594	79
Radiant Logistics, Inc.*	23,139	124
Roadrunner Transportation Systems, Inc.*	17,789	129
Safe Bulkers, Inc.*	28,443	65
Saia, Inc.*	15,008	770
Schneider National, Inc., Class B	19,394	434
Scorpio Bulkers, Inc.*	36,018	256
Scorpio Tankers, Inc.	98,410	391
SEACOR Marine Holdings, Inc.*	9,799	199
Ship Finance International Ltd.	35,344	481
Swift Transportation Co.*	43,283	1,147
Teekay Corp.	32,467	217
Teekay Tankers Ltd., Class A	67,819	127
Universal Logistics Holdings, Inc.	4,687	70
Werner Enterprises, Inc.	28,406	834
YRC Worldwide, Inc.*	18,892	210

		17,337

Transportation Equipment - 0.3%
American Railcar Industries, Inc.	4,537	174
Blue Bird Corp.*	4,296	73
Commercial Vehicle Group, Inc.*	14,965	126
FreightCar America, Inc.	6,969	121
Greenbrier (The) Cos., Inc.	16,162	748
Meritor, Inc.*	50,089	832
Navistar International Corp.*	29,535	775

EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Transportation Equipment - 0.3% continued
Spartan Motors, Inc.	21,276	$188
Supreme Industries, Inc., Class A	8,605	142
Wabash National Corp.	35,415	778

		3,957

Utilities - 3.6%
ALLETE, Inc.	30,426	2,181
American States Water Co.	21,600	1,024
Artesian Resources Corp., Class A	4,790	180
Atlantic Power Corp.*	69,148	166
Avista Corp.	38,506	1,635
Black Hills Corp.	31,790	2,145
California Water Service Group	28,785	1,059
Chesapeake Utilities Corp.	9,383	703
Connecticut Water Service, Inc.	6,468	359
Consolidated Water Co. Ltd.	8,618	107
Delta Natural Gas Co., Inc.	4,003	122
Dynegy, Inc.*	65,723	544
El Paso Electric Co.	23,965	1,239
Genie Energy Ltd., Class B	9,016	69
Global Water Resources, Inc.	6,575	65
IDACORP, Inc.	30,008	2,561
MGE Energy, Inc.	20,798	1,338
Middlesex Water Co.	9,449	374
New Jersey Resources Corp.	51,111	2,029
Northwest Natural Gas Co.	16,954	1,015
NorthWestern Corp.	29,112	1,776
NRG Yield, Inc., Class A	20,949	357
NRG Yield, Inc., Class C	37,659	663
ONE Gas, Inc.	31,063	2,169
Ormat Technologies, Inc.	23,560	1,383
Otter Tail Corp.	23,407	927
Pattern Energy Group, Inc.	41,759	996
PNM Resources, Inc.	47,409	1,813
PNM Resources, Inc. - (Fractional Shares)(2)	50,000	—
Portland General Electric Co.	53,122	2,427
Pure Cycle Corp.*	10,187	79
RGC Resources, Inc.	3,982	113
SJW Group	9,735	479
South Jersey Industries, Inc.	47,497	1,623
Southwest Gas Holdings, Inc.	28,309	2,068
Spark Energy, Inc., Class A	6,862	129
Spire, Inc.	28,053	1,957
TerraForm Power, Inc., Class A*	47,788	573
Unitil Corp.	8,224	397
WGL Holdings, Inc.	30,533	2,547
York Water (The) Co.	7,647	267

		41,658

Waste & Environment Services & Equipment - 0.6%
Advanced Disposal Services, Inc.*	14,836	337
Advanced Emissions Solutions, Inc.	12,568	115
Aqua Metals, Inc.*	9,910	124
AquaVenture Holdings Ltd.*	6,894	105
Cantel Medical Corp.	21,570	1,681
Casella Waste Systems, Inc., Class A*	22,800	374
CECO Environmental Corp.	17,524	161
Covanta Holding Corp.	69,691	920
Energy Recovery, Inc.*	22,295	185
Heritage-Crystal Clean, Inc.*	8,990	143
Hudson Technologies, Inc.*	21,864	185
Tetra Tech, Inc.	34,042	1,557
US Ecology, Inc.	13,005	657

		6,544

Total Common Stocks (Cost $818,073)		1,153,319

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Dyax Corp. (Contingent Value Rights)*	80,916	153
Omthera Pharmaceuticals, Inc. (Contingent Value Rights)* (2)	3,681	—
Tobira Therapeutics, Inc. (Contingent Value Rights)*	5,175	40

		193

Total Rights (Cost $40)		193

OTHER - 0.0%(2)
Escrow DLB Oil & Gas*	1,200	—
Escrow Gerber Scientific, Inc.*	9,016	—
Escrow Position PetroCorp*	420	—

Total Other (Cost $—)		—

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Asterias Biotherapeutics, Inc., Exp. 9/30/20, Strike $5.00* (1)	1,136	$—

Total Warrants (Cost $1)		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.2%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(3) (4)	13,776,757	$13,777

Total Investment Companies (Cost $13,777)		13,777

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.74%, 8/17/17(5) (6)	$2,100	$2,098

Total Short-Term Investments (Cost $2,098)		2,098

Total Investments - 99.8% (Cost $833,989)		1,169,387

Other Assets less Liabilities - 0.2%		2,802

NET ASSETS - 100.0%		$1,172,189

(1)	Amounts round to less than a thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2017 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Russell 2000 Mini Index	252	$17,820	Long	9/17	$140

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	12.4%
Consumer Staples	2.7
Energy	3.6
Financials	18.1
Health Care	15.1
Industrials	14.6
Information Technology	17.0
Materials	4.4
Real Estate	7.5
Telecommunication Services	0.9
Utilities	3.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Asset Management	$7,923		$37	$—	$7,960
All Other Industries(1)	1,145,359		—	—	1,145,359

Total Common Stocks	1,153,282		37	—	1,153,319

Rights(1)	—		—	193	193
Warrants	—	*	—	—	—	*
Investment Companies	13,777		—	—	13,777
Short-Term Investments	—		2,098	—	2,098

Total Investments	$1,167,059		$2,135	$193	$1,169,387

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$140		$—	$—	$140

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Asset Management	$37	Valuations held at last trade price in an inactive market

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/17 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/17 (000S)
Rights
Biotechnology & Pharmaceuticals	$193	$—	$—	$—	$—	$—	$—	$193	$—

The Fund valued the securities included in the Balance as of 6/30/17 above using prices provided by the Fund’s investment adviser’s pricing and valuation committee.

	FAIR VALUE AT 6/30/17 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Contingent Value Right	$193	Discounted Cash Flow Analysis	Discount Rate and Projected Cash Flows(1)

(1)	The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate and Projected Cash Flows. Significant increases (decreases) in Discount Rates in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in Projected Cash Flows in isolation would result in a significantly higher (lower) fair value measurement.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$844,004

Gross tax appreciation of investments	$393,464
Gross tax depreciation of investments	(68,081)

Net tax appreciation of investments	$325,383

NORTHERN FUNDS QUARTERLY REPORT    27    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	JUNE 30, 2017 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$25,388	$34,869	$46,480	$32	$13,777

EQUITY INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%
Aerospace & Defense - 2.4%
Arconic, Inc.	158,299	$3,585
Boeing (The) Co.	201,647	39,876
General Dynamics Corp.	101,727	20,152
Harris Corp.	43,819	4,780
L3 Technologies, Inc.	27,955	4,671
Lockheed Martin Corp.	89,329	24,799
Northrop Grumman Corp.	62,719	16,100
Raytheon Co.	104,601	16,891
Rockwell Collins, Inc.	58,315	6,128
Textron, Inc.	97,079	4,572
TransDigm Group, Inc.	17,477	4,699
United Technologies Corp.	267,617	32,679

		178,932

Apparel & Textile Products - 0.6%
Hanesbrands, Inc.	130,660	3,026
Michael Kors Holdings Ltd.*	55,501	2,012
NIKE, Inc., Class B	476,053	28,087
PVH Corp.	28,430	3,255
Ralph Lauren Corp.	20,551	1,517
Under Armour, Inc., Class A*	65,979	1,436
Under Armour, Inc., Class C*	66,309	1,337
VF Corp.	114,756	6,610

		47,280

Asset Management - 0.9%
Affiliated Managers Group, Inc.	20,352	3,375
Ameriprise Financial, Inc.	54,534	6,942
BlackRock, Inc.	43,434	18,347
Charles Schwab (The) Corp.	436,211	18,740
E*TRADE Financial Corp.*	98,579	3,749
Franklin Resources, Inc.	123,748	5,543
Invesco Ltd.	144,840	5,097
Leucadia National Corp.	115,913	3,032
T. Rowe Price Group, Inc.	86,006	6,382

		71,207

Automotive - 0.7%
BorgWarner, Inc.	71,684	3,037
Delphi Automotive PLC	95,677	8,386
Ford Motor Co.	1,402,526	15,694
General Motors Co.	493,456	17,236
Goodyear Tire & Rubber (The) Co.	90,424	3,161
Harley-Davidson, Inc.	63,374	3,424

		50,938

Banking - 6.4%
Bank of America Corp.	3,574,227	86,711
BB&T Corp.	290,432	13,189
Citigroup, Inc.	988,727	66,126
Citizens Financial Group, Inc.	182,916	6,526
Comerica, Inc.	63,200	4,629
Fifth Third Bancorp	269,656	7,000
Huntington Bancshares, Inc.	390,196	5,276
JPMorgan Chase & Co.	1,275,789	116,607
KeyCorp	394,500	7,393
M&T Bank Corp.	55,383	8,969
People’s United Financial, Inc.	122,673	2,166
PNC Financial Services Group (The), Inc.	173,782	21,700
Regions Financial Corp.	433,017	6,339
SunTrust Banks, Inc.	173,898	9,864
US Bancorp	568,713	29,528
Wells Fargo & Co.	1,615,218	89,499
Zions Bancorporation	72,786	3,196

		484,718

Biotechnology & Pharmaceuticals - 7.9%
AbbVie, Inc.	571,175	41,416
Alexion Pharmaceuticals, Inc.*	80,691	9,818
Allergan PLC	120,430	29,275
Amgen, Inc.	264,559	45,565
Biogen, Inc.*	76,761	20,830
Bristol-Myers Squibb Co.	591,842	32,977
Celgene Corp.*	280,611	36,443
Eli Lilly & Co.	348,805	28,707
Gilead Sciences, Inc.	469,553	33,235
Incyte Corp.*	60,776	7,652
Johnson & Johnson	967,623	128,007
Mallinckrodt PLC*	34,821	1,560
Merck & Co., Inc.	982,493	62,968
Mylan N.V.*	165,490	6,424
Perrigo Co. PLC	51,509	3,890
Pfizer, Inc.	2,144,067	72,019
Regeneron Pharmaceuticals, Inc.*	27,320	13,418
Vertex Pharmaceuticals, Inc.*	89,253	11,502
Zoetis, Inc.	176,747	11,026

		596,732

Chemicals - 2.6%
3M Co.	214,637	44,685
Air Products & Chemicals, Inc.	78,174	11,184

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Chemicals - 2.6% continued
Albemarle Corp.	39,528	$4,172
Avery Dennison Corp.	31,248	2,761
CF Industries Holdings, Inc.	83,092	2,323
Dow Chemical (The) Co.	403,929	25,476
E.I. du Pont de Nemours & Co.	311,783	25,164
Eastman Chemical Co.	52,657	4,423
FMC Corp.	48,029	3,509
International Flavors & Fragrances, Inc.	28,396	3,833
LyondellBasell Industries N.V., Class A	118,592	10,008
Monsanto Co.	157,490	18,640
Mosaic (The) Co.	125,793	2,872
PPG Industries, Inc.	92,364	10,156
Praxair, Inc.	102,406	13,574
Sherwin-Williams (The) Co.	29,162	10,235

		193,015

Commercial Services - 0.3%
Cintas Corp.	30,953	3,901
Ecolab, Inc.	93,558	12,420
H&R Block, Inc.	73,413	2,269
Robert Half International, Inc.	45,853	2,198

		20,788

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	22,688	5,050
Vulcan Materials Co.	47,607	6,031

		11,081

Consumer Products - 7.1%
Altria Group, Inc.	693,352	51,634
Archer-Daniels-Midland Co.	205,151	8,489
Brown-Forman Corp., Class B	63,633	3,092
Campbell Soup Co.	69,509	3,625
Church & Dwight Co., Inc.	89,566	4,647
Clorox (The) Co.	46,103	6,143
Coca-Cola (The) Co.	1,380,909	61,934
Colgate-Palmolive Co.	317,167	23,512
Conagra Brands, Inc.	145,186	5,192
Constellation Brands, Inc., Class A	61,489	11,912
Coty, Inc., Class A	168,541	3,162
Dr. Pepper Snapple Group, Inc.	65,803	5,995
Estee Lauder (The) Cos., Inc., Class A	80,914	7,766
General Mills, Inc.	206,687	11,450
Hershey (The) Co.	50,139	5,383
Hormel Foods Corp.	96,912	3,306
JM Smucker (The) Co.	41,832	4,950
Kellogg Co.	90,830	6,309
Kimberly-Clark Corp.	127,809	16,501
Kraft Heinz (The) Co.	214,231	18,347
McCormick & Co., Inc. (Non Voting)	40,837	3,982
Molson Coors Brewing Co., Class B	66,286	5,723
Mondelez International, Inc., Class A	544,921	23,535
Monster Beverage Corp.*	144,525	7,180
PepsiCo, Inc.	513,487	59,303
Philip Morris International, Inc.	558,101	65,549
Procter & Gamble (The) Co.	918,325	80,032
Reynolds American, Inc.	297,076	19,322
Tyson Foods, Inc., Class A	103,083	6,456

		534,431

Containers & Packaging - 0.3%
Ball Corp.	125,680	5,305
International Paper Co.	147,708	8,362
Sealed Air Corp.	71,526	3,201
WestRock Co.	89,944	5,096

		21,964

Distributors - Consumer Staples - 0.1%
Sysco Corp.	176,740	8,895

Distributors - Discretionary - 0.1%
Fastenal Co.	103,993	4,527
LKQ Corp.*	110,331	3,635

		8,162

Electrical Equipment - 2.9%
Acuity Brands, Inc.	15,779	3,208
Allegion PLC	34,291	2,782
AMETEK, Inc.	82,516	4,998
Amphenol Corp., Class A	109,195	8,061
Eaton Corp. PLC	160,248	12,472
Emerson Electric Co.	231,752	13,817
Fortive Corp.	108,168	6,852
General Electric Co.	3,127,808	84,482
Honeywell International, Inc.	273,424	36,445
Ingersoll-Rand PLC	92,063	8,414
Johnson Controls International PLC	337,273	14,624
Rockwell Automation, Inc.	46,208	7,484
Roper Technologies, Inc.	36,606	8,475
TE Connectivity Ltd.	127,644	10,043

		222,157

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Engineering & Construction Services - 0.1%
Fluor Corp.	49,764	$2,278
Jacobs Engineering Group, Inc.	43,099	2,344
Quanta Services, Inc.*	53,664	1,767

		6,389

Gaming, Lodging & Restaurants - 1.7%
Carnival Corp.	150,166	9,846
Chipotle Mexican Grill, Inc.*	10,337	4,301
Darden Restaurants, Inc.	44,621	4,036
Hilton Worldwide Holdings, Inc.	73,621	4,554
Marriott International, Inc., Class A	111,626	11,197
McDonald’s Corp.	292,664	44,824
Royal Caribbean Cruises Ltd.	60,196	6,575
Starbucks Corp.	520,051	30,324
Wyndham Worldwide Corp.	37,743	3,790
Wynn Resorts Ltd.	28,481	3,820
Yum! Brands, Inc.	118,704	8,756

		132,023

Hardware - 5.2%
Apple, Inc.	1,872,613	269,694
Cisco Systems, Inc.	1,795,771	56,208
Corning, Inc.	330,029	9,917
F5 Networks, Inc.*	23,282	2,958
FLIR Systems, Inc.	49,601	1,719
Garmin Ltd.	40,871	2,086
Hewlett Packard Enterprise Co.	598,033	9,921
HP, Inc.	602,524	10,532
Juniper Networks, Inc.	137,269	3,827
Motorola Solutions, Inc.	59,215	5,136
NetApp, Inc.	97,293	3,897
Seagate Technology PLC	106,035	4,109
Western Digital Corp.	104,779	9,284
Xerox Corp.	77,598	2,229

		391,517

Health Care Facilities & Services - 2.8%
Aetna, Inc.	119,166	18,093
AmerisourceBergen Corp.	59,324	5,608
Anthem, Inc.	94,979	17,869
Cardinal Health, Inc.	113,325	8,830
Centene Corp.*	61,805	4,937
Cigna Corp.	91,751	15,358
DaVita, Inc.*	55,945	3,623
Envision Healthcare Corp.*	41,892	2,625
Express Scripts Holding Co.*	213,274	13,616
HCA Healthcare, Inc.*	102,550	8,942
Henry Schein, Inc.*	28,446	5,206
Humana, Inc.	51,904	12,489
Laboratory Corp. of America Holdings*	36,757	5,666
McKesson Corp.	75,568	12,434
Patterson Cos., Inc.	29,960	1,407
Quest Diagnostics, Inc.	49,380	5,489
UnitedHealth Group, Inc.	346,225	64,197
Universal Health Services, Inc., Class B	32,086	3,917

		210,306

Home & Office Products - 0.7%
D.R. Horton, Inc.	122,198	4,224
Fortune Brands Home & Security, Inc.	55,080	3,594
Leggett & Platt, Inc.	47,730	2,507
Lennar Corp., Class A	73,201	3,903
Masco Corp.	115,244	4,404
Mohawk Industries, Inc.*	22,675	5,480
Newell Brands, Inc.	173,374	9,296
PulteGroup, Inc.	102,579	2,516
Snap-on, Inc.	20,835	3,292
Stanley Black & Decker, Inc.	54,863	7,721
Whirlpool Corp.	26,775	5,131

		52,068

Industrial Services - 0.1%
United Rentals, Inc.*	30,268	3,412
W.W. Grainger, Inc.	19,455	3,512

		6,924

Institutional Financial Services - 1.7%
Bank of New York Mellon (The) Corp.	372,408	19,000
CBOE Holdings, Inc.	32,571	2,977
CME Group, Inc.	121,943	15,272
Goldman Sachs Group (The), Inc.	131,478	29,175
Intercontinental Exchange, Inc.	212,286	13,994
Morgan Stanley	511,684	22,801
Nasdaq, Inc.	41,215	2,946
Northern Trust Corp.(1)	80,837	7,858
Raymond James Financial, Inc.	45,857	3,679
State Street Corp.	127,026	11,398

		129,100

Insurance - 4.3%
Aflac, Inc.	142,336	11,057
Allstate (The) Corp.	131,125	11,597

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Insurance - 4.3% continued
American International Group, Inc.	315,940	$19,753
Aon PLC	94,325	12,540
Arthur J. Gallagher & Co.	64,181	3,674
Assurant, Inc.	19,729	2,046
Berkshire Hathaway, Inc., Class B*	682,171	115,539
Chubb Ltd.	167,297	24,322
Cincinnati Financial Corp.	53,852	3,902
Everest Re Group Ltd.	14,765	3,759
Hartford Financial Services Group (The), Inc.	131,786	6,928
Lincoln National Corp.	80,904	5,467
Loews Corp.	99,177	4,642
Marsh & McLennan Cos., Inc.	184,989	14,422
MetLife, Inc.	388,020	21,318
Principal Financial Group, Inc.	96,045	6,154
Progressive (The) Corp.	208,600	9,197
Prudential Financial, Inc.	154,440	16,701
Torchmark Corp.	39,350	3,010
Travelers (The) Cos., Inc.	100,455	12,711
Unum Group	82,341	3,839
Willis Towers Watson PLC	45,768	6,657
XL Group Ltd.	92,896	4,069

		323,304

Iron & Steel - 0.1%
Nucor Corp.	114,585	6,631

Leisure Products - 0.1%
Hasbro, Inc.	40,195	4,482
Mattel, Inc.	122,667	2,641

		7,123

Machinery - 1.0%
Caterpillar, Inc.	211,701	22,749
Deere & Co.	106,077	13,110
Dover Corp.	55,910	4,485
Flowserve Corp.	46,530	2,160
Illinois Tool Works, Inc.	111,405	15,959
Parker-Hannifin Corp.	47,914	7,658
Pentair PLC	60,127	4,001
Xylem, Inc.	64,378	3,569

		73,691

Media - 8.2%
Alphabet, Inc., Class A*	106,901	99,384
Alphabet, Inc., Class C*	107,175	97,393
CBS Corp., Class B (Non Voting)	132,062	8,423
Charter Communications, Inc., Class A*	77,583	26,134
Comcast Corp., Class A	1,700,258	66,174
Discovery Communications, Inc., Class A*	54,944	1,419
Discovery Communications, Inc., Class C*	76,825	1,937
DISH Network Corp., Class A*	81,557	5,119
Expedia, Inc.	43,998	6,554
Facebook, Inc., Class A*	848,936	128,172
Interpublic Group of (The) Cos., Inc.	140,611	3,459
Netflix, Inc.*	154,617	23,101
News Corp., Class A	138,189	1,893
News Corp., Class B	41,482	587
Omnicom Group, Inc.	83,114	6,890
Priceline Group (The), Inc.*	17,664	33,041
Scripps Networks Interactive, Inc., Class A	34,055	2,326
Time Warner, Inc.	279,189	28,033
TripAdvisor, Inc.*	40,466	1,546
Twenty-First Century Fox, Inc., Class A	378,123	10,716
Twenty-First Century Fox, Inc., Class B	175,085	4,880
VeriSign, Inc.*	31,986	2,973
Viacom, Inc., Class B	127,748	4,289
Walt Disney (The) Co.	522,620	55,528

		619,971

Medical Equipment & Devices - 3.5%
Abbott Laboratories	623,659	30,316
Agilent Technologies, Inc.	115,768	6,866
Align Technology, Inc.*	27,180	4,080
Baxter International, Inc.	174,627	10,572
Becton Dickinson and Co.	81,723	15,945
Boston Scientific Corp.*	493,465	13,679
C.R. Bard, Inc.	25,881	8,181
Cooper (The) Cos., Inc.	17,515	4,193
Danaher Corp.	219,154	18,494
DENTSPLY SIRONA, Inc.	82,547	5,352
Edwards Lifesciences Corp.*	75,408	8,916
Hologic, Inc.*	100,368	4,555
IDEXX Laboratories, Inc.*	31,615	5,103
Illumina, Inc.*	52,557	9,120
Intuitive Surgical, Inc.*	13,192	12,339
Medtronic PLC	491,737	43,642
Mettler-Toledo International, Inc.*	9,324	5,488
PerkinElmer, Inc.	39,046	2,661

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Medical Equipment & Devices - 3.5% continued
Stryker Corp.	111,166	$15,428
Thermo Fisher Scientific, Inc.	140,268	24,473
Varian Medical Systems, Inc.*	33,467	3,453
Waters Corp.*	28,785	5,292
Zimmer Biomet Holdings, Inc.	72,249	9,277

		267,425

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.*	477,766	5,738
Newmont Mining Corp.	190,955	6,185

		11,923

Oil, Gas & Coal - 6.0%
Anadarko Petroleum Corp.	200,802	9,104
Apache Corp.	136,407	6,538
Baker Hughes, Inc.	152,799	8,329
Cabot Oil & Gas Corp.	166,383	4,173
Chesapeake Energy Corp.*	272,123	1,352
Chevron Corp.	680,983	71,047
Cimarex Energy Co.	34,178	3,213
Concho Resources, Inc.*	53,230	6,469
ConocoPhillips	443,950	19,516
Devon Energy Corp.	188,463	6,025
EOG Resources, Inc.	207,191	18,755
EQT Corp.	62,175	3,643
Exxon Mobil Corp.	1,522,355	122,900
Halliburton Co.	311,437	13,302
Helmerich & Payne, Inc.	38,664	2,101
Hess Corp.	96,673	4,241
Kinder Morgan, Inc.	689,684	13,214
Marathon Oil Corp.	304,428	3,607
Marathon Petroleum Corp.	186,927	9,782
Murphy Oil Corp.	58,693	1,504
National Oilwell Varco, Inc.	136,110	4,483
Newfield Exploration Co.*	71,482	2,034
Noble Energy, Inc.	163,518	4,628
Occidental Petroleum Corp.	274,536	16,436
ONEOK, Inc.	136,439	7,117
Phillips 66	157,210	13,000
Pioneer Natural Resources Co.	60,996	9,734
Range Resources Corp.	68,031	1,576
Schlumberger Ltd.	499,340	32,877
TechnipFMC PLC*	167,654	4,560
Tesoro Corp.	54,265	5,079
Transocean Ltd.*	141,982	1,169
Valero Energy Corp.	160,490	10,827
Williams (The) Cos., Inc.	296,665	8,983

		451,318

Passenger Transportation - 0.6%
Alaska Air Group, Inc.	44,325	3,979
American Airlines Group, Inc.	176,972	8,905
Delta Air Lines, Inc.	264,506	14,214
Southwest Airlines Co.	217,097	13,490
United Continental Holdings, Inc.*	101,231	7,618

		48,206

Real Estate - 0.1%
CBRE Group, Inc., Class A*	107,865	3,926

Real Estate Investment Trusts - 2.8%
Alexandria Real Estate Equities, Inc.	32,967	3,972
American Tower Corp.	152,693	20,204
Apartment Investment & Management Co., Class A	56,006	2,407
AvalonBay Communities, Inc.	49,341	9,482
Boston Properties, Inc.	55,288	6,802
Crown Castle International Corp.	131,811	13,205
Digital Realty Trust, Inc.	57,230	6,464
Equinix, Inc.	27,915	11,980
Equity Residential	131,912	8,684
Essex Property Trust, Inc.	23,554	6,060
Extra Space Storage, Inc.	45,224	3,527
Federal Realty Investment Trust	25,811	3,262
GGP, Inc.	209,931	4,946
HCP, Inc.	168,276	5,378
Host Hotels & Resorts, Inc.	265,597	4,852
Iron Mountain, Inc.	87,904	3,020
Kimco Realty Corp.	152,841	2,805
Macerich (The) Co.	43,268	2,512
Mid-America Apartment Communities, Inc.	40,810	4,301
Prologis, Inc.	190,187	11,153
Public Storage	53,650	11,188
Realty Income Corp.	97,466	5,378
Regency Centers Corp.	52,511	3,289
Simon Property Group, Inc.	112,289	18,164
SL Green Realty Corp.	36,166	3,826
UDR, Inc.	95,933	3,738
Ventas, Inc.	127,419	8,853
Vornado Realty Trust	61,865	5,809

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Real Estate Investment Trusts - 2.8% continued
Welltower, Inc.	132,025	$9,882
Weyerhaeuser Co.	269,114	9,015

		214,158

Retail - Consumer Staples - 2.0%
Costco Wholesale Corp.	157,688	25,219
CVS Health Corp.	365,953	29,445
Dollar General Corp.	91,346	6,585
Dollar Tree, Inc.*	84,854	5,933
Kroger (The) Co.	327,929	7,647
Target Corp.	198,082	10,358
Walgreens Boots Alliance, Inc.	306,318	23,988
Wal-Mart Stores, Inc.	530,512	40,149
Whole Foods Market, Inc.	114,458	4,820

		154,144

Retail - Discretionary - 4.4%
Advance Auto Parts, Inc.	26,489	3,088
Amazon.com, Inc.*	142,474	137,915
AutoNation, Inc.*	23,038	971
AutoZone, Inc.*	10,068	5,743
Bed Bath & Beyond, Inc.	51,365	1,562
Best Buy Co., Inc.	95,314	5,464
CarMax, Inc.*	67,254	4,241
Coach, Inc.	100,853	4,774
eBay, Inc.*	360,278	12,581
Foot Locker, Inc.	47,599	2,346
Gap (The), Inc.	77,884	1,713
Genuine Parts Co.	53,336	4,947
Home Depot (The), Inc.	429,241	65,846
Kohl’s Corp.	60,391	2,335
L Brands, Inc.	86,310	4,651
Lowe’s Cos., Inc.	308,077	23,885
Macy’s, Inc.	109,281	2,540
Nordstrom, Inc.	39,086	1,870
O’Reilly Automotive, Inc.*	32,503	7,110
Ross Stores, Inc.	141,640	8,177
Signet Jewelers Ltd.	25,362	1,604
Staples, Inc.	232,057	2,337
Tiffany & Co.	38,452	3,610
TJX (The) Cos., Inc.	230,914	16,665
Tractor Supply Co.	46,992	2,547
Ulta Beauty, Inc.*	21,021	6,040

		334,562

Semiconductors - 3.4%
Advanced Micro Devices, Inc.*	277,137	3,459
Analog Devices, Inc.	132,015	10,271
Applied Materials, Inc.	385,585	15,928
Broadcom Ltd.	144,062	33,574
Intel Corp.	1,691,717	57,078
KLA-Tencor Corp.	56,310	5,153
Lam Research Corp.	57,850	8,182
Microchip Technology, Inc.	82,408	6,360
Micron Technology, Inc.*	372,378	11,119
NVIDIA Corp.	213,716	30,895
Qorvo, Inc.*	45,432	2,877
QUALCOMM, Inc.	530,602	29,300
Skyworks Solutions, Inc.	66,430	6,374
Texas Instruments, Inc.	357,823	27,527
Xilinx, Inc.	89,418	5,751

		253,848

Software - 4.9%
Activision Blizzard, Inc.	248,482	14,305
Adobe Systems, Inc.*	177,323	25,081
Akamai Technologies, Inc.*	62,226	3,100
ANSYS, Inc.*	30,799	3,748
Autodesk, Inc.*	69,420	6,999
CA, Inc.	112,629	3,882
Cerner Corp.*	105,458	7,010
Citrix Systems, Inc.*	54,361	4,326
Electronic Arts, Inc.*	111,645	11,803
Intuit, Inc.	87,297	11,594
Microsoft Corp.	2,772,875	191,134
Oracle Corp.	1,078,865	54,094
Red Hat, Inc.*	64,057	6,133
salesforce.com, Inc.*	240,267	20,807
Symantec Corp.	218,838	6,182
Synopsys, Inc.*	54,092	3,945

		374,143

Specialty Finance - 2.9%
Alliance Data Systems Corp.	20,091	5,157
American Express Co.	269,411	22,695
Capital One Financial Corp.	173,983	14,374
Discover Financial Services	136,480	8,488
Fidelity National Information Services, Inc.	119,251	10,184
Fiserv, Inc.*	76,226	9,326
Global Payments, Inc.	54,709	4,941

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Specialty Finance - 2.9% continued
Mastercard, Inc., Class A	336,875	$40,913
Navient Corp.	103,161	1,718
PayPal Holdings, Inc.*	401,340	21,540
Synchrony Financial	276,801	8,254
Total System Services, Inc.	59,297	3,454
Visa, Inc., Class A	663,019	62,178
Western Union (The) Co.	167,593	3,193

		216,415

Technology Services - 2.2%
Accenture PLC, Class A	222,719	27,546
Automatic Data Processing, Inc.	160,247	16,419
Cognizant Technology Solutions Corp., Class A	211,581	14,049
CSRA, Inc.	53,014	1,683
DXC Technology Co.	101,981	7,824
Equifax, Inc.	43,080	5,920
Gartner, Inc.*	32,332	3,993
IHS Markit Ltd.*	114,020	5,021
International Business Machines Corp.	307,039	47,232
Moody’s Corp.	59,570	7,249
Nielsen Holdings PLC	120,767	4,669
Paychex, Inc.	114,706	6,531
S&P Global, Inc.	92,764	13,543
Verisk Analytics, Inc.*	55,617	4,692

		166,371

Telecom - 2.1%
AT&T, Inc.	2,208,788	83,338
CenturyLink, Inc.	196,384	4,690
Level 3 Communications, Inc.*	104,950	6,223
Verizon Communications, Inc.	1,464,304	65,396

		159,647

Transportation & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	50,823	3,490
CSX Corp.	330,937	18,056
Expeditors International of Washington, Inc.	64,690	3,654
FedEx Corp.	88,073	19,141
JB Hunt Transport Services, Inc.	31,247	2,855
Kansas City Southern	38,315	4,010
Norfolk Southern Corp.	104,378	12,703
Union Pacific Corp.	289,780	31,560
United Parcel Service, Inc., Class B	247,582	27,380

		122,849

Transportation Equipment - 0.2%
Cummins, Inc.	55,609	9,021
PACCAR, Inc.	126,140	8,330

		17,351

Utilities - 3.1%
AES Corp.	236,146	2,624
Alliant Energy Corp.	81,617	3,279
Ameren Corp.	87,138	4,764
American Electric Power Co., Inc.	176,658	12,272
American Water Works Co., Inc.	64,113	4,998
CenterPoint Energy, Inc.	154,654	4,234
CMS Energy Corp.	100,588	4,652
Consolidated Edison, Inc.	109,568	8,855
Dominion Energy, Inc.	225,618	17,289
DTE Energy Co.	64,417	6,815
Duke Energy Corp.	251,312	21,007
Edison International	117,041	9,151
Entergy Corp.	64,502	4,952
Eversource Energy	113,953	6,918
Exelon Corp.	332,866	12,006
FirstEnergy Corp.	159,031	4,637
NextEra Energy, Inc.	167,942	23,534
NiSource, Inc.	115,626	2,932
NRG Energy, Inc.	115,040	1,981
PG&E Corp.	183,718	12,193
Pinnacle West Capital Corp.	39,989	3,405
PPL Corp.	246,727	9,538
Public Service Enterprise Group, Inc.	181,856	7,822
SCANA Corp.	51,348	3,441
Sempra Energy	90,002	10,148
Southern (The) Co.	357,992	17,141
WEC Energy Group, Inc.	113,384	6,960
Xcel Energy, Inc.	182,292	8,364

		235,912

Waste & Environment Services & Equipment - 0.2%
Republic Services, Inc.	83,007	5,290
Stericycle, Inc.*	30,415	2,321
Waste Management, Inc.	145,434	10,668

		18,279

Total Common Stocks (Cost $3,858,953)		7,459,824

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.3%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(2) (3)	98,081,003	$98,081

Total Investment Companies (Cost $98,081)		98,081

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.75%, 8/17/17(4) (5)	$8,160	$8,151

Total Short-Term Investments (Cost $8,152)		8,151

Total Investments - 100.0% (Cost $3,965,186)		7,566,056

Other Assets less Liabilities - 0.0%		3,404

NET ASSETS - 100.0%		$7,569,460

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2017 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	891	$107,851	Long	09/17	$(359)

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	12.3%
Consumer Staples	9.0
Energy	6.0
Financials	14.5
Health Care	14.5
Industrials	10.3
Information Technology	22.3
Materials	2.9
Real Estate	2.9
Telecommunication Services	2.1
Utilities	3.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$7,459,824	$—	$—	$7,459,824
Investment Companies	98,081	—	—	98,081
Short-Term Investments	—	8,151	—	8,151

Total Investments	$7,557,905	$8,151	$—	$7,566,056

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(359)	$—	$—	$(359)

(1)	Classification as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$4,080,767

Gross tax appreciation of investments	$3,583,843
Gross tax depreciation of investments	(98,554)

Net tax appreciation of investments	$3,485,289

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$116,231	$100,723	$118,873	$—	$—	$141	$98,081
Northern Trust Corp.	6,999	—	—	859	—	31	7,858

Total	$123,230	$100,723	$118,873	$859	$—	$172	$105,939

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 13.0%
ABS Other - 13.0%
Barton Capital S.A.,
1.34%, 9/21/17(1)	$3,000	$2,991
Bennington Stark Capital Co. LLC,
1.20%, 7/12/17(1)	3,000	2,999
Lexington Parker Capital Co. LLC,
1.25%, 7/17/17(1)	3,000	2,998
Nieuw Amsterdam Receivables Corp.,
1.29%, 9/22/17	3,000	2,991
Sheffield Receivables Corp.,
1.28%, 8/18/17(1)	3,000	2,995
Starbird Funding Corp.,
1.28%, 8/21/17(1)	3,000	2,995
Victory Receivables Corp.,
1.28%, 8/24/17(1)	3,000	2,994

		20,963

Total ABS Commercial Paper (Cost $20,963)		20,963

CERTIFICATES OF DEPOSIT - 7.6%
Banking - 7.6%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
1.81%, 8/17/17(2)	3,000	3,002
KBC Bank N.V., Brussels Branch,
1.38%, 9/28/17	3,000	3,000
Norinchukin Bank, New York Branch,
1.57%, 7/24/17(3)	656	657
Oversea-Chinese Banking Corp Ltd.,
1.30%, 9/20/17	4,000	4,000
Sumitomo Mitsui Banking Corp., New York Branch,
1.69%, 7/6/17(2)	1,697	1,697

		12,356

Total Certificates Of Deposit (Cost $12,356)		12,356

COMMERCIAL PAPER - 13.0%
Banking - 5.2%
DBS Bank Ltd.,
1.25%, 8/21/17(1)	4,500	4,492
United Overseas Bank Ltd.,
1.30%, 9/21/17(1)	4,000	3,988

		8,480

Consumer Cyclical Services - 5.0%
Automatic Data Processing, Inc.,
0.34%, 7/5/17(1)	8,000	8,000

Foreign Local Government - 2.8%
NRW.BANK,
1.23%, 7/5/17(1)	4,500	4,499

Total Commercial Paper (Cost $20,979)		20,979

EURODOLLAR TIME DEPOSITS - 27.8%
Banking - 27.8%
Australia and New Zealand Banking Group,
1.07%, 7/3/17	8,000	8,000
Credit Agricole S.A., London Branch,
1.10%, 7/3/17	8,000	8,000
Credit Industrial et Commercial, Paris Branch,
1.10%, 7/3/17	8,000	8,000
Nordea Bank AB, New York Branch,
1.07%, 7/3/17	8,000	8,000
Skandinaviska Enskilda Banken AB,
1.06%, 7/3/17	5,000	5,000
Svenska Handelsbanken AB, Cayman Islands,
1.06%, 7/3/17	8,000	8,000

		45,000

Total Eurodollar Time Deposits (Cost $45,000)		45,000

MUNICIPAL INVESTMENTS - 29.9%
California - 10.1%
California State Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
1.30%, 8/16/17	5,000	5,000
Canyon Oaks LLC,
(FHLB of San Francisco LOC),
1.24%, 7/11/17(4)	5,000	5,000
HW Hellman Building L.P. Bonds,
(FHLB of San Francisco LOC),
1.20%, 7/11/17(4)	3,000	3,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 29.9% continued
California - 10.1% continued
Landing at College Square LLC Bonds,
(FHLB of San Francisco LOC),
1.20%, 7/11/17(4)	$3,300	$3,300

		16,300

Idaho - 1.9%
Idaho State Housing & Finance Association Mortgage Revenue Bonds, Series A,
1.23%, 7/11/17(4)	3,000	3,000

Illinois - 3.1%
Lexington Financial Services LLC,
(Bank of America N.A. LOC),
1.32%, 7/11/17(4)	5,000	5,000

Maryland - 1.8%
Maryland State Department of Housing & Community Development Administration Taxable Revenue Bonds, Series E,
1.20%, 7/11/17(4)	3,000	3,000

Minnesota - 1.9%
Minnesota State Office of Higher Education Taxable Revenue VRDB, Student, Series A
(U.S. Bank N.A. LOC),
1.20%, 7/11/17(4)	3,105	3,105

Pennsylvania - 3.1%
RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-81,
(Royal Bank of Canada LOC),
1.22%, 7/11/17(4)	5,000	5,000

Washington - 8.0%
ASC Admiral Way LLC,
(FHLB of San Francisco LOC),
1.20%, 7/11/17(4)	8,000	8,000
ASC Mercer Island LLC,
(FHLB of San Francisco LOC),
1.20%, 7/6/17(3)	5,000	5,000

		13,000

Total Municipal Investments (Cost $48,405)		48,405

Total Investments - 91.3% (Cost $147,703)(5)		147,703

Other Assets less Liabilities - 8.7%		14,123

NET ASSETS - 100.0%		$161,826

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(3)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(5)	The cost for federal income tax purposes was approximately $147,703,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of June 30, 2017:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund(1)	$—	$147,703	$—	$147,703

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset-Backed Securities

CP - Commercial Paper

FHLB - Federal Home Loan Bank

LOC - Letter of Credit

VRDB - Variable Rate Demand Bond

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7%
Alabama - 4.0%
Chatom Alabama IDB Gulf Opportunity Zone Revenue Bonds, Powersouth Energy Cooperative,
(Natural Rural Utilities Cooperative Finance Corp. LOC),
1.03%, 7/11/17(1)	$3,700	$3,700
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Bonds, Series A, Hunt Refining Project,
(JPMorgan Chase Bank N.A. LOC),
0.90%, 7/11/17(1)	5,500	5,500

		9,200

Alaska - 1.3%
Alaska State Housing Finance Corp. Home Mortgage Revenue Bonds, Series B,
(FHLB LOC),
0.89%, 7/11/17(1)	1,000	1,000
Alaska State Industrial Development & Export Authority Revenue Refunding Bonds, Series A, Greater Fairbanks,
(MUFG Union Bank N.A. LOC),
0.86%, 7/11/17(1)	2,000	2,000

		3,000

California - 4.7%
California Statewide Communities Development Authority MFH Revenue Bonds, Series WW (AMT), David Avenue Apartments,
(FHLMC LOC),
1.01%, 7/11/17(1)	5,300	5,300
Daly City Housing Development Finance Agency Multifamily Revenue Refunding Bonds, Series A, Serramonte Del Ray,
(FNMA LOC),
0.98%, 7/11/17(1)	1,300	1,300
Oceanside City MFH Revenue Bonds, Shadow Way (Non AMT),
(FHLMC LOC),
0.99%, 7/11/17(1)	4,225	4,225

		10,825

Colorado - 2.9%
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series B-1, National Jewish Federation Board Program,
(Toronto-Dominion Bank LOC),
0.92%, 7/3/17(1)	1,400	1,400
Colorado State Educational & Cultural Facilities Authority Revenue Refunding Bonds, Capital Christian Schools,
(FHLB of San Francisco LOC),
0.91%, 7/11/17(1)	2,135	2,135
Colorado State Housing & Finance Authority SFM Revenue Bonds, Series 1-A3,
0.90%, 7/11/17(1)	3,220	3,220

		6,755

District of Columbia - 1.4%
District of Columbia Revenue Bonds, Center of Internship and Academic,
(Branch Banking & Trust Co. LOC),
0.91%, 7/11/17(1)	2,765	2,765
District of Columbia Revenue Bonds, Series A, Tranche 1,
(TD Bank N.A. LOC),
0.93%, 7/3/17(1)	400	400

		3,165

Florida - 5.5%
Florida State HFA Revenue Bonds,
(FNMA LOC),
1.00%, 7/11/17(1)	5,500	5,500
Highlands County Health Facilities Authority Revenue Bonds, Series A, Hospital Adventist Health System,
0.90%, 7/11/17(1)	350	350
Highlands County Health Facilities Authority Revenue Refunding Bonds, Series I-5, Adventist Health System,
0.90%, 7/11/17(1)	2,425	2,425
JEA Electric System Revenue Bonds, Subseries D,
0.93%, 7/3/17(1)	2,600	2,600

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Florida - 5.5% continued
Orange County Health Facilities Authority Revenue Bonds, Series C-2, Nemours Foundation,
(TD Bank N.A. LOC),
0.90%, 7/11/17(1)	$1,800	$1,800

		12,675

Georgia - 0.6%
Gwinnett County Development Authority Revenue Bonds, Goodwill North, Inc. Project,
(Branch Banking & Trust Co. LOC),
0.85%, 7/11/17(1)	1,300	1,300

Illinois - 12.2%
Illinois Finance Authority Revenue Bonds, Gift of Hope Donor Project,
(JPMorgan Chase Bank N.A. LOC),
0.91%, 7/11/17(1)	4,470	4,470
Illinois State Development Finance Authority Revenue Bonds, Wheaton Academy Project,
(BMO Harris Bank N.A. LOC),
0.93%, 7/11/17(1)	4,900	4,900
Illinois State Finance Authority Revenue Bonds, Community Action Partnership,
(Citibank N.A. LOC),
0.93%, 7/11/17(1)	2,670	2,670
Illinois State Finance Authority Revenue Bonds, Series A, University of Chicago Medical Center,
(Bank of America N.A. LOC),
0.95%, 7/3/17(1)	1,700	1,700
Illinois State Finance Authority Revenue Bonds, Series D-1, University of Chicago Medical,
(PNC Bank N.A. LOC),
0.95%, 7/3/17(1)	8,000	8,000
Illinois State Finance Authority Revenue Bonds, Series E-1, University of Chicago Medical Center,
(Wells Fargo Bank N.A. LOC),
0.89%, 7/3/17(1)	1,500	1,500
Illinois State Finance Authority Revenue Bonds, Subseries B, Northwestern University,
0.90%, 7/11/17(1)	1,150	1,150
Quad Cities Regional EDA Revenue Bonds, Augustana College,
(BMO Harris Bank N.A. LOC),
0.92%, 7/11/17(1)	2,400	2,400
Southwestern Illinois Development Authority Revenue Bonds, Arizona Co. Inc. Project,
(FHLB of Des Moines LOC),
1.06%, 7/11/17(1)	1,200	1,200

		27,990

Indiana - 1.0%
Indiana State Finance Authority Environmental Revenue Refunding Bonds, Series A-4, Duke Energy Indiana Project,
(Sumitomo Mitsui Banking Corp. LOC),
0.92%, 7/3/17(1)	2,300	2,300

Iowa - 4.1%
Iowa State Finance Authority Community Revenue Bonds, Series B, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.92%, 7/11/17(1)	5,350	5,350
Iowa State Finance Authority Revenue Bonds, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.92%, 7/11/17(1)	4,110	4,110

		9,460

Louisiana - 5.7%
East Baton Rouge Parish Poll Control Revenue Bonds, Exxon Mobil Project,
0.90%, 7/3/17(1)	200	200
East Baton Rouge Parish IDA Development Board, Inc. Revenue Bonds, Series A, Exxon Mobil Project,
0.96%, 7/3/17(1)	1,000	1,000
East Baton Rouge Parish IDB, Inc. Revenue Bonds, Exxon Mobil Project,
0.96%, 7/3/17(1)	2,000	2,000

NORTHERN FUNDS QUARTERLY REPORT    2    MONEY MARKET FUNDS

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Louisiana - 5.7% continued
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding Bonds, Series A, 1st Stage Loop LLC,
(JPMorgan Chase Bank N.A. LOC),
0.95%, 7/3/17(1)	$2,000	$2,000
Louisiana State Public Facilities Authority Multifamily Revenue Refunding Bonds,
(FNMA LOC),
0.98%, 7/11/17(1)	8,000	8,000

		13,200

Maryland - 0.3%
Washington Suburban Sanitary District G.O. Unlimited BANS, Series B-3,
0.92%, 7/11/17(1)	705	705

Minnesota - 0.7%
Owatonna City Housing Revenue Refunding Bonds, Series A, Second Century Project,
(FHLB of Des Moines LOC),
1.02%, 7/11/17(1)	1,640	1,640

Mississippi - 3.2%
Mississippi Business Finance Corp. Revenue Bonds, Series G, Chevron USA, Inc. Project,
(Chevron Corp. Gtd.),
0.89%, 7/3/17(1)	1,000	1,000
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series B, Chevron USA, Inc.,
1.00%, 7/3/17(1)	1,400	1,400
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series C, Chevron USA, Inc.,
0.89%, 7/3/17(1)	500	500
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series H, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
1.00%, 7/3/17(1)	2,900	2,900
Mississippi State Business Finance Corp. Revenue Bonds, Series C, Chevron USA, Inc. Project,
0.89%, 7/3/17(1)	1,650	1,650

		7,450

Missouri - 4.6%
Platte County Missouri IDA MFH Revenue Refunding Bonds, Wexford Place Project,
(FHLMC LOC),
0.98%, 7/11/17(1)	5,670	5,670
St. Louis Missouri City IDA Revenue Bonds, Mid-America Transplant Services,
(BMO Harris Bank N.A. LOC),
0.98%, 7/3/17(1)	4,845	4,845

		10,515

New Hampshire - 1.7%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series A2, University System of New Hampshire,
0.91%, 7/3/17(1)	3,975	3,975

New York - 9.6%
Metropolitan Transportation Authority Revenue Bonds, Subseries E-1,
(U.S. Bank N.A. LOC),
0.94%, 7/3/17(1)	2,500	2,500
New York City G.O. Unlimited Bonds, Subseries G-6,
(Mizuho Bank Ltd. LOC),
0.97%, 7/3/17(1)	3,100	3,100
New York City G.O. Unlimited Bonds, Subseries L-4,
(U.S. Bank N.A. LOC),
0.94%, 7/3/17(1)	285	285
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Subseries F-2,
(Citibank N.A. LOC),
0.94%, 7/3/17(1)	2,000	2,000

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
New York - 9.6% continued
New York City Municipal Water Finance Authority Water & Sewer System Second General Revenue Bonds, Series AA4,
0.96%, 7/3/17(1)	$3,000	$3,000
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, Samaritan Medical Center,
(HSBC Bank USA N.A. LOC),
0.91%, 7/11/17(1)	5,600	5,600
New York State HFA Revenue Bonds, Series A, 160 Madison Avenue,
(PNC Bank N.A. LOC),
0.95%, 7/3/17(1)	1,000	1,000
New York State HFA Revenue Bonds, Series S, 19 India Street,
(JPMorgan Chase Bank N.A. LOC),
0.94%, 7/11/17(1)	1,500	1,500
New York State Housing Finance Agency Revenue Bonds, Series A,
(Manufacturers & Traders Trust Co.LOC),
0.94%, 7/11/17(1)	800	800
New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 159 (Non AMT),
0.97%, 7/11/17(1)	300	300
Triborough Bridge & Tunnel Authority Revenue Bonds, Series A,
(TD Bank N.A. LOC),
0.89%, 7/11/17(1)	2,000	2,000

		22,085

North Carolina - 4.5%
North Carolina State Medical Care Commission Health Care Facilities Revenue Bonds, Series A-1, Cape Fear Valley Health System,
(Branch Banking & Trust Co. LOC),
0.89%, 7/11/17(1)	5,500	5,500
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series C,
(Royal Bank of Canada LOC),
0.90%, 7/11/17(1)	4,800	4,800

		10,300

Ohio - 4.6%
Allen County Hospital Facilities Revenue Bonds, Series C, Catholic Healthcare,
(MUFG Union Bank N.A. LOC),
0.95%, 7/3/17(1)	5,500	5,500
Ohio State G.O. Unlimited Bonds,Series B, Common Schools,
0.89%, 7/11/17(1)	2,100	2,100
Ohio State Special Obligation Bonds, Capital Facilities Lease Apartment,
0.89%, 7/11/17(1)	3,000	3,000

		10,600

Pennsylvania - 5.3%
Geisinger Authority Health System Revenue Bonds, Series B,
0.90%, 7/3/17(1)	2,900	2,900
Washington County Hospital Authority Revenue Bonds, Series B, Washington Hospital Project,
(PNC Bank N.A. LOC),
0.95%, 7/3/17(1)	5,800	5,800
West Cornwall Township Municipal Authority Senior Living Facility Revenue Bonds, Lebanon Valley Bretheren Home Project,
(PNC Bank N.A. LOC),
0.91%, 7/11/17(1)	3,500	3,500

		12,200

South Dakota - 1.1%
South Dakota HDA MFH Revenue Bonds, Country Meadows Apartments Project,
(FHLMC LOC),
0.93%, 7/11/17(1)	2,500	2,500

Tennessee - 3.6%
Blount County Public Building Authority Revenue Bonds, Series C-3-A, Local Government Public Improvement,
(Knox County Gtd.),
0.91%, 7/11/17(1)	4,700	4,700
Blount County Public Building Authority Revenue Bonds, Series E-7-A, Local Government Public Improvement,
(Branch Banking & Trust Co. LOC),
0.91%, 7/11/17(1)	690	690

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Tennessee - 3.6% continued
Sevier County Public Building Authority Revenue Bonds, Series 6-A1, Local Government Public Improvement,
0.91%, 7/11/17(1)	$2,800	$2,800

		8,190

Texas - 13.2%
Bexar County HFDC Revenue Bonds, Series A, El Centro Del Barrio Project,
(JPMorgan Chase Bank N.A. LOC),
0.98%, 7/11/17(1)	1,610	1,610
Gulf Coast IDA Revenue Bonds, Exxon Mobil Project,
0.90%, 7/3/17(1)	2,000	2,000
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds, Subseries C-1, Methodist Hospital System,
0.95%, 7/3/17(1)	7,800	7,800
Harris County HFDC Revenue Refunding Bonds, Series A-2, Methodist Hospital System,
0.95%, 7/3/17(1)	2,900	2,900
Houston City Municipal Interest Bearing CP,
0.95%, 7/27/17	1,000	1,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds, Exxon Mobil,
(Exxon Mobil Corp. Gtd.),
0.90%, 7/3/17(1)	2,000	2,000
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue Bonds, Total Petrochemicals,
(Total S.A. Gtd.),
0.96%, 7/11/17(1)	5,000	5,000
San Antonio MFH Finance Corp. Revenue Bonds, Artisan San Pedro Apartments,
(FHLMC LOC),
0.99%, 7/11/17(1)	8,000	8,000

		30,310

Utah - 1.0%
Utah State Housing Corp. Multifamily Revenue Bonds, Series A, Florentine Villas,
(FHLMC LOC),
0.99%, 7/11/17(1)	2,300	2,300

Washington - 0.0%
Washington State Housing Finance Commission Revenue Refunding Bonds, Olympic Heights Apartments Project,
(FNMA Escrowed),
0.95%, 7/11/17(1)	100	100

Wyoming - 1.1%
Lincoln County PCR Refunding Bonds, Exxon Mobil Project (Non-AMT),
0.96%, 7/3/17(1)	2,500	2,500

Municipal States Pooled Securities - 1.8%
Tender Option Bond Trust Receipts/Certificates Floater Revenue Bonds, Series 2017-XM0492,
0.89%, 7/11/17(1) (2)	4,250,000	4,250

Total Municipal Investments (Cost $229,490)		229,490

Total Investments - 99.7% (Cost $229,490)(3)		229,490

Other Assets less Liabilities - 0.3%		757

NET ASSETS - 100.0%		$230,247

(1)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	The cost for federal income tax purposes was approximately $229,490,000.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued	JUNE 30, 2017 (UNAUDITED)

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	31.3%
Housing	22.4
Miscellaneous Revenues	9.7
Industrial	7.0
IDB & PCR	5.6
All other sectors less than 5%	24.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of June 30, 2017:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund(1)	$—	$229,490	$—	$229,490

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATIONS OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HDA - Housing Development Authority

HFA - Housing Finance Authority

HFDC - Health Facilities Development Corp.

IDA - Industrial Development Authority

IDB - Industrial Development Board

LOC - Letter of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

SFM - Single Family Mortgage

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(1)
Federal Farm Credit Bank - 6.3%
FFCB Discount Notes,
0.64%, 7/3/17(2)	$6,000	$6,000
0.76%, 7/3/17(2)	25,000	24,999
0.55%, 7/6/17(2)	3,000	3,000
0.64%, 7/7/17(2)	11,000	10,999
0.61%, 7/11/17(2)	15,000	14,998
0.64%, 7/13/17(2)	8,000	7,998
0.64%, 7/19/17(2)	11,000	10,997
0.67%, 7/21/17(2)	15,000	14,995
0.66%, 8/3/17(2)	8,000	7,995
0.66%, 8/4/17(2)	5,000	4,997
0.68%, 8/4/17(2)	43,000	42,973
0.68%, 8/8/17(2)	9,000	8,994
0.65%, 8/9/17(2)	44,000	43,969
0.69%, 8/10/17(2)	38,000	37,971
0.69%, 8/11/17(2)	13,000	12,990
0.66%, 8/15/17(2)	4,000	3,997
0.67%, 8/16/17(2)	12,000	11,990
0.70%, 8/16/17(2)	40,000	39,965
0.67%, 8/18/17(2)	2,000	1,998
0.69%, 8/18/17(2)	50,000	49,955
0.69%, 8/23/17(2)	37,000	36,963
0.70%, 9/7/17(2)	6,000	5,992
0.71%, 9/7/17(2)	15,000	14,980
0.71%, 9/8/17(2)	15,000	14,980
0.82%, 9/11/17(2)	17,000	16,972
0.86%, 10/30/17(2)	17,000	16,951
0.86%, 11/16/17(2)	25,000	24,919
1.18%, 1/10/18(2)	7,000	6,956
0.86%, 1/26/18(2)	40,000	39,803
0.90%, 2/6/18(2)	23,000	22,875
1.26%, 4/12/18(2)	7,000	6,931
1.26%, 4/18/18(2)	4,000	3,960
1.25%, 5/7/18(2)	18,000	17,809
1.27%, 5/9/18(2)	11,000	10,881
1.26%, 6/19/18(2)	14,000	13,828
FFCB Notes,
1.18%, 7/1/17(3)	8,000	7,998
1.33%, 7/1/17(3)	32,000	31,998
1.40%, 7/1/17(3)	6,000	6,000
1.41%, 7/1/17(3)	36,000	35,995
0.98%, 7/3/17(3)	38,000	37,997
1.01%, 7/3/17(3)	50,000	49,997
1.21%, 7/5/17(3)	20,000	19,996
1.15%, 7/7/17(3)	9,000	9,000
1.26%, 7/8/17(3)	20,000	19,999
1.10%, 7/10/17(4)	5,000	5,000
1.23%, 7/12/17(3)	9,000	9,000
1.27%, 7/12/17(3)	7,000	7,000
1.30%, 7/18/17(3)	7,000	7,000
1.33%, 7/20/17(3)	7,000	7,000
1.33%, 7/21/17(3)	19,000	18,999
1.09%, 7/25/17(3)	70,000	69,995
1.35%, 7/25/17(3)	15,000	15,000
1.24%, 7/27/17(3)	7,000	6,995

		981,549

Federal Home Loan Bank - 19.2%
FHLB Bonds,
1.00%, 12/19/17	52,000	51,998
0.88%, 3/19/18	85,000	84,921
FHLB Discount Notes,
1.02%, 8/9/17(2)	250,000	249,721
1.04%, 8/11/17(2)	35,000	34,959
1.03%, 8/16/17(2)	120,000	119,842
1.00%, 8/22/17(2)	49,000	48,930
1.01%, 8/30/17(2)	23,000	22,962
1.05%, 8/30/17(2)	44,000	43,924
1.02%, 9/6/17(2)	26,000	25,951
1.05%, 9/6/17(2)	24,000	23,954
1.02%, 9/8/17(2)	260,000	259,492
1.01%, 9/14/17(2)	119,000	118,750
0.99%, 9/15/17(2)	53,000	52,890
0.99%, 9/18/17(2)	55,000	54,882
0.99%, 9/20/17(2)	145,000	144,680
1.00%, 9/20/17(2)	90,000	89,799
1.02%, 9/20/17(2)	24,000	23,945
1.06%, 9/20/17(2)	34,000	33,920
1.00%, 10/3/17(2)	120,000	119,690
0.86%, 1/25/18(2)	24,000	23,882
0.90%, 2/15/18(2)	22,000	21,875
1.26%, 6/1/18(2)	32,000	31,628
1.27%, 6/1/18(2)	6,000	5,930
FHLB Notes,
0.94%, 7/3/17(3)	95,000	95,000
0.94%, 7/5/17(3)	125,000	125,000
0.93%, 7/6/17(3)	65,000	65,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(1) continued
Federal Home Loan Bank - 19.2% continued
1.11%, 7/7/17(4)	$4,000	$4,000
1.12%, 7/8/17(3)	50,000	50,000
0.99%, 7/13/17(3)	30,000	30,002
1.00%, 7/15/17(3)	61,000	61,000
1.02%, 7/15/17(3)	60,000	60,000
1.04%, 7/16/17(3)	119,000	119,000
1.20%, 7/21/17(3)	9,000	9,000
1.21%, 7/21/17(3)	4,000	4,000
1.18%, 7/23/17(3)	26,000	26,000
1.07%, 7/24/17(3)	265,000	265,000
1.08%, 7/25/17(3)	42,000	42,000
1.30%, 7/26/17(3)	2,000	2,000
1.17%, 8/22/17(3)	5,000	5,000
1.04%, 8/26/17(3)	40,000	40,000
1.04%, 9/1/17(3)	59,000	59,000
1.05%, 9/7/17(3)	85,000	84,997
1.10%, 9/23/17(3)	35,000	35,000
1.18%, 9/26/17(3)	107,000	107,002

		2,976,526

Federal Home Loan Mortgage Corporation - 4.6%
FHLMC Bonds,
0.75%, 7/14/17	15,000	15,001
1.06%, 6/22/18	160,000	159,637
FHLMC Discount Notes,
0.96%, 9/19/17(2)	105,000	104,778
0.99%, 10/5/17(2)	205,000	204,464
FHLMC Notes,
1.13%, 7/8/17(3)	25,000	25,000
0.93%, 7/17/17(3)	103,000	103,000
1.34%, 7/21/17(4)	14,000	14,000
0.91%, 7/25/17(3)	80,000	80,000

		705,880

Federal National Mortgage Association - 1.3%
FNMA Bond,	96,000	95,673
0.88%, 5/21/18
FNMA Discount Notes,	85,848	85,844
0.75%, 7/3/17(2)
FNMA Note,
1.10%, 7/8/17(3)	11,000	11,000

		192,517

Total U.S. Government Agencies (Cost $4,856,472)		4,856,472

U.S. GOVERNMENT OBLIGATIONS - 22.4%
U.S. Treasury Bills - 2.7%
0.99%, 9/21/17(2)	120,000	119,724
1.02%, 11/9/17(2)	61,000	60,776
1.01%, 11/16/17(2)	39,000	38,848
1.02%, 11/16/17(2)	92,000	91,640
0.83%, 2/1/18(2)	83,000	82,590
0.84%, 2/1/18(2)	30,000	29,851

		423,429

U.S. Treasury Floating Rate Notes - 10.7%
1.08%, 7/1/17(3)	33,000	32,999
1.14%, 7/1/17(3)	150,000	149,973
1.17%, 7/1/17(3)	91,000	90,985
1.18%, 7/1/17(3)	15,000	14,999
1.19%, 7/1/17(3)	308,000	308,290
1.28%, 7/1/17(3)	1,057,300	1,058,434

		1,655,680

U.S. Treasury Notes - 9.0%
0.50%, 7/31/17	65,000	64,992
0.88%, 8/15/17	226,000	226,071
0.63%, 8/31/17	153,000	152,993
1.88%, 8/31/17	108,000	108,221
1.00%, 9/15/17	233,000	233,143
0.75%, 10/31/17	100,000	100,002
1.88%, 10/31/17	38,000	38,141
2.25%, 11/30/17	85,000	85,434
1.00%, 12/15/17	75,000	75,070
0.88%, 1/15/18	43,000	43,006
1.00%, 2/15/18	62,000	62,046
0.75%, 2/28/18	72,000	71,943
2.75%, 2/28/18	50,000	50,618

MONEY MARKET FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 22.4% continued
U.S. Treasury Notes - 9.0% continued
1.38%, 6/30/18	$48,000	$48,059
2.38%, 6/30/18	38,000	38,422

		1,398,161

Total U.S. Government Obligations (Cost $3,477,270)		3,477,270

Investments, at Amortized Cost ( $8,333,742)		8,333,742

REPURCHASE AGREEMENTS - 46.2%
Joint Repurchase Agreements - 0.5%(5) (6)
Bank of America Securities LLC, dated 6/30/17, repurchase price $41,042
0.88%, 7/10/17	41,033	41,033
Societe Generale, New York Branch, dated 6/30/17, repurchase price $41,045
1.10%, 7/10/17	41,032	41,032

		82,065

Repurchase Agreements - 45.7%(7)
Bank of America N.A., dated 6/30/17, repurchase price $25,002
1.11%, 7/3/17	25,000	25,000
Bank of Montreal, dated 6/30/17, repurchase price $500,116
1.04%, 7/7/17	500,000	500,000
BNP Paribas S.A., dated 6/22/17, repurchase price $475,448
1.06%, 7/24/17	475,000	475,000
BNP Paribas S.A., dated 6/30/17, repurchase price $100,009
1.10%, 7/3/17	100,000	100,000
BNP Paribas S.A., dated 6/30/17, repurchase price $150,013
1.01%, 7/3/17	150,000	150,000
BNP Paribas S.A., dated 6/30/17, repurchase price $420,038
1.09%, 7/3/17	420,000	420,000
Citigroup Global Markets, Inc., dated 6/30/17, repurchase price $90,887
1.10%, 7/3/17	90,879	90,879
Federal Reserve Bank of New York, dated 6/30/17, repurchase price $3,600,300
1.00%, 7/3/17	3,600,000	3,600,000
Goldman Sachs & Co., dated 6/30/17, repurchase price $455,040
1.06%, 7/3/17	455,000	455,000
RBS Securities, Inc., dated 6/28/17, repurchase price $250,051
1.04%, 7/5/17	250,000	250,000
Societe Generale, New York Branch, dated 6/29/17, repurchase price $500,106
1.09%, 7/6/17	500,000	500,000
Societe Generale, New York Branch, dated 6/30/17, repurchase price $500,046
1.11%, 7/3/17	500,000	500,000

		7,065,879

Total Repurchase Agreements (Cost $7,147,944)		7,147,944

Total Investments - 100.0% (Cost $15,481,686)(8)		15,481,686

Other Assets less Liabilities - 0.0%		1,276

NET ASSETS - 100.0%		$15,482,962

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$83,776	2.50%	5/15/46
U.S. Treasury Notes	$51	0.3% - 1.88%	4/15/19 - 1/31/22

Total	$83,827

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued	JUNE 30, 2017 (UNAUDITED)

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$170,941	0.00% - 6.23%	4/1/26 - 5/1/45
FNMA	$237,985	1.00% - 6.25%	5/21/18 - 1/1/47
GNMA	$180,391	2.25% - 8.50%	11/15/21 - 1/15/58
U.S. Treasury Bills	$72,367	0.00%	7/13/17 - 11/9/17
U.S. Treasury Bonds	$1,556,465	0.00% - 9.13%	8/15/17 - 5/15/47
U.S. Treasury Notes	$4,950,750	0.00% - 3.63%	7/15/17 - 8/15/28

Total	$7,168,899

(8)	The cost for federal income tax purposes was approximately $15,481,686,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of June 30, 2017:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund(1)	$—	$15,481,686	$—	$15,481,686

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 42.5%(1)
Federal Farm Credit Bank - 13.6%
FFCB Discount Notes,
0.64%, 7/3/17(2)	$5,000	$5,000
0.89%, 7/5/17(2)	15,000	14,998
0.55%, 7/6/17(2)	3,000	3,000
0.64%, 7/7/17(2)	10,000	9,999
0.64%, 7/13/17(2)	7,000	6,998
0.67%, 7/21/17(2)	6,000	5,998
0.67%, 7/28/17(2)	10,000	9,995
0.66%, 8/3/17(2)	7,000	6,996
0.66%, 8/4/17(2)	5,000	4,997
0.68%, 8/4/17(2)	5,000	4,997
0.68%, 8/8/17(2)	6,000	5,996
0.69%, 8/10/17(2)	8,000	7,994
0.69%, 8/11/17(2)	3,000	2,998
0.66%, 8/15/17(2)	3,000	2,998
0.67%, 8/18/17(2)	2,000	1,998
0.69%, 8/23/17(2)	8,000	7,992
0.70%, 9/7/17(2)	3,000	2,995
0.71%, 9/7/17(2)	6,000	5,990
0.96%, 9/7/17(2)	20,000	19,967
0.71%, 9/8/17(2)	6,000	5,992
0.69%, 10/5/17(2)	10,000	9,982
0.71%, 10/12/17(2)	2,000	1,996
1.18%, 1/10/18(2)	1,000	994
0.90%, 2/6/18(2)	5,000	4,973
1.26%, 4/12/18(2)	1,000	990
1.26%, 4/18/18(2)	1,000	990
1.26%, 4/24/18(2)	3,000	2,969
1.25%, 5/7/18(2)	4,000	3,958
1.27%, 5/9/18(2)	2,000	1,978
1.26%, 6/19/18(2)	3,000	2,963
FFCB Notes,
1.18%, 7/1/17(3)	2,000	2,000
1.33%, 7/1/17(3)	33,000	32,998
1.40%, 7/1/17(3)	1,000	1,000
1.41%, 7/1/17(3)	5,000	4,999
0.98%, 7/3/17(3)	8,000	7,999
1.01%, 7/3/17(3)	10,000	9,999
1.26%, 7/4/17(3)	6,000	6,000
1.21%, 7/5/17(3)	21,000	20,996
1.22%, 7/6/17(3)	6,000	6,000
1.15%, 7/7/17(3)	10,000	10,000
1.26%, 7/8/17(3)	6,000	6,000
1.10%, 7/10/17(4)	10,000	10,000
1.23%, 7/12/17(3)	8,000	8,000
1.27%, 7/12/17(3)	8,000	7,999
1.11%, 7/17/17(3)	62,000	62,008
1.30%, 7/18/17(3)	8,000	8,000
1.33%, 7/20/17(3)	8,000	8,000
1.33%, 7/21/17(3)	20,000	19,998
1.25%, 7/22/17(3)	27,000	26,987
1.24%, 7/27/17(3)	7,000	6,995

		435,669

Federal Home Loan Bank - 28.6%
FHLB Bonds,
1.00%, 12/19/17	12,000	11,999
0.88%, 3/19/18	17,000	16,984
FHLB Discount Notes,
0.99%, 7/19/17(2)	40,000	39,980
1.02%, 7/19/17(2)	50,000	49,975
1.02%, 7/21/17(2)	50,000	49,972
1.00%, 7/25/17(2)	40,000	39,973
1.03%, 8/16/17(2)	25,000	24,967
1.00%, 8/22/17(2)	9,000	8,987
0.99%, 8/25/17(2)	12,000	11,982
1.01%, 8/30/17(2)	5,000	4,992
1.00%, 9/1/17(2)	15,000	14,974
1.02%, 9/6/17(2)	5,000	4,991
0.98%, 9/8/17(2)	5,000	4,990
1.02%, 9/8/17(2)	50,000	49,903
0.98%, 9/11/17(2)	15,000	14,971
1.01%, 9/14/17(2)	23,000	22,952
0.99%, 9/15/17(2)	10,000	9,979
0.99%, 9/18/17(2)	15,000	14,968
1.01%, 9/19/17(2)	15,000	14,967
0.99%, 9/20/17(2)	30,000	29,933
1.00%, 9/20/17(2)	48,000	47,893
1.02%, 9/20/17(2)	5,000	4,989
1.00%, 10/3/17(2)	94,000	93,757
1.05%, 11/17/17(2)	8,000	7,968
0.86%, 1/25/18(2)	5,000	4,975
0.90%, 2/15/18(2)	4,000	3,977
1.26%, 6/1/18(2)	7,000	6,919
1.27%, 6/1/18(2)	1,000	988
1.26%, 6/13/18(2)	30,000	29,639

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 42.5%(1) continued
Federal Home Loan Bank - 28.6% continued
FHLB Notes,
0.94%, 7/3/17(3)	$20,000	$20,000
0.94%, 7/5/17(3)	25,000	25,000
1.11%, 7/7/17(4)	5,000	5,000
0.99%, 7/13/17(3)	6,000	6,000
1.00%, 7/15/17(3)	12,000	12,000
1.02%, 7/15/17(3)	12,000	12,000
1.04%, 7/16/17(3)	23,000	23,000
1.20%, 7/21/17(3)	19,000	19,000
1.07%, 7/24/17(3)	55,000	55,000
1.08%, 7/25/17(3)	8,000	8,000
1.30%, 7/26/17(3)	3,000	3,000
1.17%, 8/22/17(3)	10,000	10,000
1.04%, 8/26/17(3)	40,000	40,000
1.04%, 9/1/17(3)	13,000	13,000
1.05%, 9/7/17(3)	5,000	5,000
1.10%, 9/23/17(3)	15,000	15,000
1.18%, 9/26/17(3)	6,000	6,000

		920,544

Tennessee Valley Authority - 0.3%
TVA Bonds,
5.50%, 7/18/17	7,000	7,016
4.50%, 4/1/18	3,000	3,073

		10,089

Total U.S. Government Agencies (Cost $1,366,302)		1,366,302

U.S. GOVERNMENT OBLIGATIONS - 16.5%
U.S. Treasury Bills - 2.8%
0.99%, 9/21/17(2)	25,000	24,942
1.02%, 11/9/17(2)	12,000	11,956
1.01%, 11/16/17(2)	8,000	7,969
1.02%, 11/16/17(2)	18,000	17,930
0.83%, 2/1/18(2)	19,000	18,906
0.84%, 2/1/18(2)	7,000	6,965

		88,668

U.S. Treasury Floating Rate Notes - 6.3%
1.08%, 7/1/17(3)	16,000	16,000
1.14%, 7/1/17(3)	20,000	19,997
1.17%, 7/1/17(3)	21,000	20,996
1.18%, 7/1/17(3)	43,000	43,053
1.19%, 7/1/17(3)	56,000	56,054
1.28%, 7/1/17(3)	48,000	48,010

		204,110

U.S. Treasury Notes - 7.4%
0.88%, 8/15/17	49,000	49,015
0.63%, 8/31/17	33,000	32,999
1.88%, 8/31/17	26,000	26,053
1.00%, 9/15/17	7,000	7,003
0.75%, 10/31/17	10,000	10,000
1.88%, 10/31/17	8,000	8,030
2.25%, 11/30/17	30,000	30,148
1.00%, 12/15/17	15,000	15,014
0.88%, 1/15/18	9,000	9,001
1.00%, 2/15/18	12,000	12,009
0.75%, 2/28/18	14,000	13,989
2.75%, 2/28/18	10,000	10,124
1.38%, 6/30/18	9,000	9,011
2.38%, 6/30/18	7,000	7,078

		239,474

Total U.S. Government Obligations (Cost $532,252)		532,252

Investments, at Amortized Cost ($1,898,554)		1,898,554

REPURCHASE AGREEMENTS - 40.9%
Repurchase Agreements - 40.9%(5)
Bank of America N.A., dated 6/30/17, repurchase price $505,047
1.11%, 7/3/17	505,000	505,000
Citigroup Global Markets, Inc., dated 6/30/17, repurchase price $113,831
1.10%, 7/3/17	113,821	113,821
JPMorgan Securities LLC, dated 6/30/17, repurchase price $350,032
1.08%, 7/3/17	350,000	350,000
JPMorgan Securities LLC, dated 6/30/17, repurchase price $65,006
1.10%, 7/3/17	65,000	65,000

MONEY MARKET FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 40.9% continued
Repurchase Agreements - 40.9%(5) continued
Mizuho Securities USA, Inc., dated 6/30/17, repurchase price $280,027
1.15%, 7/3/17	$280,000	$280,000

		1,313,821

Total Repurchase Agreements (Cost $1,313,821)		1,313,821

Total Investments - 99.9% (Cost $3,212,375)(6)		3,212,375

Other Assets less Liabilities - 0.1%		2,577

NET ASSETS - 100.0%		$3,214,952

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$325,677	2.50% - 4.00%	10/1/31 - 2/1/47
FNMA	$437,771	2.00% - 6.50%	7/1/18 - 6/1/47
GNMA	$112,057	3.00% - 4.50%	4/15/46 - 2/20/47
U.S. Treasury Bills	$9,275	0.00%	7/13/17
U.S. Treasury Bonds	$77,080	2.88% - 3.3%	8/15/44 - 8/15/45
U.S. Treasury Notes	$386,745	0.88% - 2.75%	10/15/17 - 8/15/25

Total	$1,348,605

(6)	The cost for federal income tax purposes was approximately $3,212,375,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of June 30, 2017:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund(1)	$—	$3,212,375	$—	$3,212,375

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3 .1%
Commercial Mortgage-Backed Securities - 3.1%
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	$1,410	$1,417
Commercial Mortgage Trust, Series 2015-PC1, Class A2
3.15%, 7/10/50	1,270	1,299
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2
3.05%, 4/15/47	1,325	1,351
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	1,350	1,410
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2
3.10%, 12/15/47	880	903
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2
2.98%, 7/15/50	150	153
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	1,030	1,071

		7,604

Total Asset-Backed Securities (Cost $7,597)		7,604

CORPORATE BONDS - 35.1%
Aerospace & Defense - 0.5%
L3 Technologies, Inc.,
3.85%, 12/15/26	895	922
Northrop Grumman Corp.,
3.25%, 8/1/23	375	388

		1,310

Automobiles Manufacturing - 0.4%
Ford Motor Co.,
7.45%, 7/16/31	153	193
Ford Motor Credit Co. LLC,
3.66%, 9/8/24	550	549
General Motors Financial Co., Inc.,
2.71%, 1/14/22(1)	340	347

		1,089

Banks - 1.0%
Capital One N.A.,
2.32%, 1/30/23(1)	305	307
PNC Bank N.A.,
3.25%, 6/1/25	520	528
PNC Financial Services Group (The), Inc.,
4.85%, 6/1/23(2)	625	636
US Bancorp,
3.10%, 4/27/26	270	267
5.30%, 4/15/27(2)	540	575

		2,313

Biotechnology - 0.7%
Amgen, Inc.,
4.40%, 5/1/45	320	329
Biogen, Inc.,
2.90%, 9/15/20	195	199
Celgene Corp.,
5.25%, 8/15/43	345	386
Roche Holdings, Inc.,
1.75%, 1/28/22(3)	710	692

		1,606

Cable & Satellite - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 7/23/22	435	464
6.48%, 10/23/45	565	678
Comcast Corp.,
6.30%, 11/15/17	425	432

		1,574

Chemicals - 0.5%
Eastman Chemical Co.,
4.65%, 10/15/44	310	328
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	435	438
4.50%, 6/1/47	65	68

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.1% continued
Chemicals - 0.5% continued
Westlake Chemical Corp.,
3.60%, 8/15/26	$370	$367

		1,201

Communications Equipment - 0.2%
Apple, Inc.,
2.70%, 5/13/22	480	489

Construction Materials Manufacturing - 0.4%
Owens Corning,
4.20%, 12/1/24	430	450
Vulcan Materials Co.,
4.50%, 4/1/25	410	438

		888

Consumer Finance - 1.4%
American Express Credit Corp.,
2.38%, 5/26/20	75	76
Capital One Financial Corp.,
4.20%, 10/29/25	1,040	1,048
3.75%, 3/9/27	420	418
Discover Financial Services,
4.10%, 2/9/27	1,055	1,057
Visa, Inc.,
2.80%, 12/14/22	815	830

		3,429

Containers & Packaging - 0.3%
International Paper Co.,
4.40%, 8/15/47	645	649

Diversified Banks - 5.1%
Bank of America Corp.,
3.12%, 1/20/23(1)	400	404
2.15%, 4/24/23(1)	620	622
4.00%, 1/22/25	1,015	1,033
6.11%, 1/29/37	480	587
5.00%, 1/21/44	587	664
4.75%, 4/21/45	30	32
Citigroup, Inc.,
2.90%, 12/8/21	430	434
4.50%, 1/14/22	15	16
2.12%, 4/25/22(1)	415	417
2.28%, 5/17/24(1)	615	614
3.40%, 5/1/26	540	534
4.45%, 9/29/27	718	747
4.13%, 7/25/28	505	513
6.68%, 9/13/43	523	698
JPMorgan Chase & Co.,
7.90%, 4/30/18(2)	389	404
5.00%, 7/1/19(2)	265	271
5.30%, 5/1/20(2)	280	292
2.55%, 3/1/21	55	55
2.06%, 4/25/23(1)	415	415
3.90%, 7/15/25	900	939
4.25%, 10/1/27	500	522
Wells Fargo & Co.,
7.98%, 3/15/18(2)	125	130
2.15%, 1/30/20	245	246
3.50%, 3/8/22	180	187
3.07%, 1/24/23	330	335
3.00%, 4/22/26	655	640
4.75%, 12/7/46	655	699

		12,450

Electrical Equipment Manufacturing - 1.0%
General Electric Co.,
6.75%, 3/15/32	425	582
Keysight Technologies, Inc.,
3.30%, 10/30/19	235	239
4.60%, 4/6/27	320	336
Roper Technologies, Inc.,
6.25%, 9/1/19	125	136
3.00%, 12/15/20	620	635
3.85%, 12/15/25	510	525

		2,453

Entertainment Content - 0.6%
Time Warner, Inc.,
6.10%, 7/15/40	1,250	1,498

Exploration & Production - 0.7%
Apache Corp.,
4.75%, 4/15/43	395	396
Hess Corp.,
7.13%, 3/15/33	910	1,028
Kerr-McGee Corp.,
6.95%, 7/1/24	150	176

		1,600

Financial Services - 3.0%
FMR LLC,
6.45%, 11/15/39(3)	675	889

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.1% continued
Financial Services - 3.0% continued
Goldman Sachs Group (The), Inc.,
5.75%, 1/24/22	$840	$946
3.75%, 5/22/25	470	481
3.75%, 2/25/26	457	465
6.75%, 10/1/37	450	584
4.80%, 7/8/44	675	749
KKR Group Finance Co. LLC,
6.38%, 9/29/20(3)	105	118
Morgan Stanley,
2.63%, 11/17/21	290	290
2.34%, 1/20/22(1)	340	343
2.55%, 10/24/23(1)	520	529
2.37%, 5/8/24(1)	620	623
5.00%, 11/24/25	305	332
3.88%, 1/27/26	695	715
4.30%, 1/27/45	296	306

		7,370

Food & Beverage - 1.6%
Anheuser-Busch InBev Finance, Inc.,
4.90%, 2/1/46	865	976
Beam Suntory, Inc.,
3.25%, 6/15/23	390	396
Constellation Brands, Inc.,
4.75%, 12/1/25	610	668
Diageo Investment Corp.,
2.88%, 5/11/22	359	368
Molson Coors Brewing Co.,
2.25%, 3/15/20(3)	405	405
3.00%, 7/15/26	490	471
5.00%, 5/1/42	315	348
Tyson Foods, Inc.,
2.65%, 8/15/19	300	304

		3,936

Hardware - 0.3%
Hewlett Packard Enterprise Co.,
6.35%, 10/15/45	570	603
NetApp, Inc.,
2.00%, 12/15/17	227	227

		830

Health Care Facilities & Services - 0.8%
Cardinal Health, Inc.,
1.70%, 3/15/18	483	484
3.41%, 6/15/27	370	371
4.50%, 11/15/44	635	643
McKesson Corp.,
4.88%, 3/15/44	460	500

		1,998

Home Improvement - 0.5%
Masco Corp.,
4.38%, 4/1/26	465	496
Stanley Black & Decker, Inc.,
1.62%, 11/17/18	670	668

		1,164

Homebuilders - 0.2%
D.R. Horton, Inc.,
5.75%, 8/15/23	445	505

Life Insurance - 0.7%
MetLife, Inc.,
6.40%, 12/15/36	237	274
Protective Life Corp.,
8.45%, 10/15/39	510	757
Prudential Financial, Inc.,
2.35%, 8/15/19	195	196
Reinsurance Group of America, Inc.,
4.70%, 9/15/23	439	476

		1,703

Machinery Manufacturing - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.,
6.88%, 8/15/18	225	238
Parker-Hannifin Corp.,
4.20%, 11/21/34	345	367

		605

Managed Care - 1.3%
Anthem, Inc.,
2.25%, 8/15/19	515	517
Cigna Corp.,
5.38%, 2/15/42	1,265	1,521
Humana, Inc.,
4.63%, 12/1/42	245	262
UnitedHealth Group, Inc.,
3.75%, 7/15/25	350	369
3.10%, 3/15/26	505	507

		3,176

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.1% continued
Mass Merchants - 0.1%
Dollar General Corp.,
3.88%, 4/15/27	$320	$328

Medical Equipment & Devices Manufacturing - 0.7%
Abbott Laboratories,
2.55%, 3/15/22	885	878
Becton Dickinson and Co.,
3.70%, 6/6/27	635	637
Zimmer Biomet Holdings, Inc.,
3.55%, 4/1/25	285	288

		1,803

Metals & Mining - 0.2%
Glencore Funding LLC,
4.00%, 3/27/27(3)	585	576

Oil & Gas Services & Equipment - 0.2%
Halliburton Co.,
3.80%, 11/15/25	370	379

Pharmaceuticals - 0.3%
AbbVie, Inc.,
4.50%, 5/14/35	230	242
Mylan, Inc.,
5.40%, 11/29/43	335	369

		611

Pipeline - 2.1%
Boardwalk Pipelines L.P.,
5.95%, 6/1/26	465	518
Energy Transfer L.P.,
3.60%, 2/1/23	320	322
4.20%, 4/15/27	170	170
Enterprise Products Operating LLC,
6.30%, 9/15/17	225	227
EQT Midstream Partners L.P.,
4.13%, 12/1/26	325	328
Kinder Morgan Energy Partners L.P.,
5.95%, 2/15/18	430	441
Kinder Morgan, Inc.,
5.05%, 2/15/46	335	336
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	900	910
Sabine Pass Liquefaction LLC,
5.00%, 3/15/27	585	623
Sunoco Logistics Partners Operations L.P.,
4.25%, 4/1/24	235	238
3.90%, 7/15/26	620	608
Williams Partners L.P.,
3.75%, 6/15/27	445	440

		5,161

Power Generation - 0.5%
Exelon Generation Co. LLC,
2.95%, 1/15/20	180	183
4.00%, 10/1/20	425	443
3.40%, 3/15/22	625	636

		1,262

Property & Casualty Insurance - 0.1%
Chubb INA Holdings, Inc.,
2.30%, 11/3/20	200	201

Publishing & Broadcasting - 0.1%
21st Century Fox America, Inc.,
7.25%, 5/18/18	215	225

Real Estate - 1.5%
American Tower Corp.,
3.13%, 1/15/27	550	528
Brixmor Operating Partnership L.P.,
3.85%, 2/1/25	460	454
EPR Properties,
4.50%, 4/1/25	600	608
4.50%, 6/1/27	490	493
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	250	255
Omega Healthcare Investors, Inc.,
5.25%, 1/15/26	410	435
4.75%, 1/15/28	210	210
Ventas Realty L.P.,
5.70%, 9/30/43	230	268
Welltower, Inc.,
4.25%, 4/1/26	435	455

		3,706

Refining & Marketing - 0.2%
Phillips 66,
4.65%, 11/15/34	395	416

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.1% continued
Retail - Consumer Discretionary - 0.7%
AutoZone, Inc.,
3.75%, 6/1/27	$320	$320
eBay, Inc.,
3.60%, 6/5/27	370	366
ERAC USA Finance LLC,
3.85%, 11/15/24(3)	125	128
7.00%, 10/15/37(3)	315	409
4.50%, 2/15/45(3)	85	84
TJX (The) Cos., Inc.,
2.25%, 9/15/26	405	376

		1,683

Retail - Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	115	129

Semiconductors - 0.6%
Applied Materials, Inc.,
3.30%, 4/1/27	255	259
KLA-Tencor Corp.,
4.13%, 11/1/21	375	397
5.65%, 11/1/34	135	154
Maxim Integrated Products, Inc.,
3.45%, 6/15/27	270	268
QUALCOMM, Inc.,
3.25%, 5/20/27	300	301

		1,379

Software & Services - 0.4%
CA, Inc.,
2.88%, 8/15/18	205	207
Oracle Corp.,
1.90%, 9/15/21	405	402
2.40%, 9/15/23	445	439

		1,048

Supermarkets & Pharmacies - 0.4%
CVS Health Corp.,
2.75%, 12/1/22	475	475
5.13%, 7/20/45	265	304
Walgreens Boots Alliance, Inc.,
3.80%, 11/18/24	180	187

		966

Tobacco - 0.8%
Altria Group, Inc.,
5.38%, 1/31/44	655	790
Reynolds American, Inc.,
4.45%, 6/12/25	480	514
5.85%, 8/15/45	560	686

		1,990

Transportation & Logistics - 0.3%
FedEx Corp.,
4.75%, 11/15/45	600	648

Travel & Lodging - 0.1%
Wyndham Worldwide Corp.,
4.50%, 4/1/27	315	325

Utilities - 2.3%
Arizona Public Service Co.,
4.35%, 11/15/45	1,150	1,240
Berkshire Hathaway Energy Co.,
3.50%, 2/1/25	755	775
CMS Energy Corp.,
8.75%, 6/15/19	200	225
Dominion Energy Gas Holdings LLC,
4.60%, 12/15/44	255	266
Dominion Energy, Inc.,
2.50%, 12/1/19	280	282
Duke Energy Corp.,
2.65%, 9/1/26	565	537
Duke Energy Florida LLC,
3.40%, 10/1/46	225	209
Exelon Corp.,
5.63%, 6/15/35	170	199
Jersey Central Power & Light Co.,
4.70%, 4/1/24(3)	225	244
NextEra Energy Capital Holdings, Inc.,
2.40%, 9/15/19	330	332
Southern Power Co.,
4.95%, 12/15/46	570	589
Virginia Electric & Power Co.,
3.50%, 3/15/27	705	725

		5,623

Wireless Telecommunications Services - 1.4%
AT&T, Inc.,
4.25%, 3/1/27	1,040	1,075
4.50%, 5/15/35	255	251
4.80%, 6/15/44	870	862

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.1% continued
Wireless Telecommunications Services - 1.4% continued
Verizon Communications, Inc.,
3.50%, 11/1/21	$735	$760
4.15%, 3/15/24	430	453

		3,401

Total Corporate Bonds (Cost $84,052)		85,696

FOREIGN ISSUER BONDS - 8.8%
Banks - 1.6%
Australia & New Zealand Banking Group Ltd.,
4.50%, 3/19/24(3)	460	481
Commonwealth Bank of Australia,
1.75%, 11/7/19(3)	815	808
1.94%, 3/10/22(1) (3)	490	490
Credit Suisse A.G.,
5.40%, 1/14/20	345	370
3.00%, 10/29/21	280	285
Lloyds Bank PLC,
6.50%, 9/14/20(3)	215	239
Lloyds Banking Group PLC,
4.50%, 11/4/24	50	52
5.30%, 12/1/45	150	171
National Australia Bank Ltd.,
1.75%, 1/10/20(1) (3)	335	337
Swedbank AB,
1.94%, 3/14/22(1) (3)	370	371
Toronto-Dominion Bank (The),
3.63%, 9/15/31(1)	335	332

		3,936

Chemicals - 0.0%
Agrium, Inc.,
4.90%, 6/1/43	115	124

Consumer Products - 0.5%
Reckitt Benckiser Treasury Services PLC,
2.38%, 6/24/22(3) (4)	1,210	1,202

Diversified Banks - 1.8%
BNP Paribas S.A.,
2.38%, 5/21/20	25	25
2.95%, 5/23/22(3)	340	343
4.38%, 9/28/25(3)	455	472
4.63%, 3/13/27(3)	705	743
HSBC Holdings PLC,
5.63%, 1/17/20(2)	445	455
5.25%, 3/14/44	695	796
Nordea Bank AB,
5.50%, 9/23/19(2) (3)	305	310
Royal Bank of Canada,
4.65%, 1/27/26	415	445
Royal Bank of Scotland Group PLC,
2.65%, 5/15/23(1)	310	312
Societe Generale S.A.,
3.25%, 1/12/22(3)	300	307
4.00%, 1/12/27(3)	145	150

		4,358

Electrical Equipment Manufacturing - 0.7%
Siemens Financieringsmaatschappij N.V.,
1.86%, 3/16/22(1) (3)	850	858
2.00%, 9/15/23(3)	590	567
Tyco Electronics Group S.A.,
6.55%, 10/1/17	180	182

		1,607

Exploration & Production - 0.4%
Canadian Natural Resources Ltd.,
6.75%, 2/1/39	730	870

Financial Services - 0.7%
UBS Group Funding Switzerland A.G.,
2.95%, 9/24/20(3)	460	470
2.41%, 5/23/23(1) (3)	680	691
4.25%, 3/23/28(3)	565	590

		1,751

Food & Beverage - 0.7%
Danone S.A.,
2.59%, 11/2/23(3)	550	537
Pernod Ricard S.A.,
4.25%, 7/15/22(3)	385	410
3.25%, 6/8/26(3) (4)	230	230
Suntory Holdings Ltd.,
2.55%, 6/28/22(3) (4)	645	641

		1,818

Hardware - 0.1%
Seagate HDD Cayman,
4.75%, 1/1/25	335	338

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.8% continued
Integrated Oils - 1.3%
BP Capital Markets PLC,
1.38%, 11/6/17	$365	$365
3.02%, 1/16/27	415	404
Cenovus Energy, Inc.,
5.40%, 6/15/47(3)	355	331
Petro-Canada,
6.05%, 5/15/18	345	357
Petroleos Mexicanos,
5.38%, 3/13/22(3)	1,060	1,116
Shell International Finance B.V.,
2.13%, 5/11/20	265	266
Suncor Energy, Inc.,
3.60%, 12/1/24	365	374

		3,213

Metals & Mining - 0.4%
FMG Resources (August 2006) Pty. Ltd.,
9.75%, 3/1/22(3)	275	313
Vale Overseas Ltd.,
4.38%, 1/11/22	725	738

		1,051

Pharmaceuticals - 0.3%
Allergan Funding SCS,
4.55%, 3/15/35	135	144
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	525	513

		657

Property & Casualty Insurance - 0.2%
Allied World Assurance Co. Holdings Ltd.,
5.50%, 11/15/20	384	416

Wireline Telecommunications Services - 0.1%
Deutsche Telekom International Finance B.V.,
2.23%, 1/17/20(3)	180	180

Total Foreign Issuer Bonds (Cost $21,048)		21,521

U.S. GOVERNMENT AGENCIES - 30.7%(5)
Fannie Mae - 30.1%
Pool #535714,
7.50%, 1/1/31	7	8
Pool #555599,
7.00%, 4/1/33	17	20
Pool #712130,
7.00%, 6/1/33	11	12
Pool #845182,
5.50%, 11/1/35	16	18
Pool #890009,
5.50%, 9/1/36	84	94
Pool #890384,
4.50%, 10/1/41	17	19
Pool #893082,
3.28%, 9/1/36(1)	102	108
Pool #932638,
5.00%, 3/1/40	251	278
Pool #AA7583,
4.50%, 6/1/39	20	21
Pool #AB1470,
4.50%, 9/1/40	247	267
Pool #AB3114,
5.00%, 6/1/41	167	184
Pool #AB9522,
3.50%, 5/1/43	1,320	1,360
Pool #AC6118,
4.50%, 11/1/39	242	260
Pool #AC9581,
5.50%, 1/1/40	133	149
Pool #AD0915,
5.50%, 12/1/38	133	149
Pool #AD1645,
5.00%, 3/1/40	26	28
Pool #AD6929,
5.00%, 6/1/40	166	182
Pool #AD7775,
4.50%, 8/1/40	524	571
Pool #AH1507,
4.50%, 12/1/40	325	353
Pool #AH9109,
4.50%, 4/1/41	20	21
Pool #AI8193,
4.50%, 8/1/41	932	1,008
Pool #AL4408,
4.50%, 11/1/43	1,330	1,447

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.7%(5) continued
Fannie Mae - 30.1% continued
Pool #AL4908,
4.00%, 2/1/44	$349	$370
Pool #AL5686,
4.00%, 9/1/44	979	1,038
Pool #AL8352,
3.00%, 10/1/44	4,069	4,086
Pool #AL9069,
3.00%, 3/1/44	4,325	4,342
Pool #AQ9333,
4.00%, 1/1/43	914	968
Pool #AS3473,
4.00%, 10/1/44	1,931	2,031
Pool #AS3655,
4.50%, 10/1/44	807	867
Pool #AS3797,
5.00%, 11/1/44	695	760
Pool #AS5722,
3.50%, 9/1/45	402	413
Pool #AS6075,
4.00%, 10/1/45	1,943	2,044
Pool #AS6184,
3.50%, 11/1/45	3,194	3,303
Pool #AS6520,
3.50%, 1/1/46	1,296	1,332
Pool #AS6730,
3.50%, 2/1/46	2,037	2,093
Pool #AS7568,
4.50%, 7/1/46	3,186	3,418
Pool #AS8699,
4.00%, 1/1/47	2,326	2,446
Pool #AU7032,
4.00%, 11/1/43	3,368	3,571
Pool #AW2706,
4.00%, 4/1/44	1,396	1,468
Pool #AW6233,
4.50%, 6/1/44	893	971
Pool #AZ7903,
4.00%, 6/1/41	1,322	1,396
Pool #BC0326,
3.50%, 12/1/45	2,180	2,241
Pool #BC4898,
3.50%, 2/1/46	2,206	2,267
Pool #BD1165,
3.00%, 10/1/46	1,411	1,410
Pool #BD2440,
3.50%, 1/1/47	2,570	2,641
Pool #BD5046,
3.50%, 2/1/47	1,719	1,767
Pool #BD7081,
3/1/47(6)	2,351	2,473
Pool #BE5651,
3.00%, 2/1/47	1,400	1,399
Pool #BM2000,
5/1/47(6)	2,507	2,576
Pool #MA2522,
3.50%, 2/1/46	1,501	1,543
Pool #MA2642,
3.50%, 6/1/46	1,224	1,258
Pool #MA2705,
3.00%, 8/1/46	1,387	1,386
Pool #MA2864,
3.50%, 1/1/47	1,475	1,516
Pool #MA2907,
4.00%, 2/1/47	2,601	2,736
Pool #MA2929,
3.50%, 3/1/47	1,909	1,962
Pool #MA3027,
4.00%, 6/1/47	2,665	2,803

		73,452

Freddie Mac - 0.2%
Pool #1B3575,
6.30%, 9/1/37(1)	6	6
Pool #1G2296,
5.56%, 11/1/37(1)	103	109
Pool #1J0365,
3.64%, 4/1/37(1)	108	114
Pool #1J2840,
3.15%, 9/1/37(1)	140	149

		378

Freddie Mac Gold - 0.4%
Pool #A65182,
6.50%, 9/1/37	258	292
Pool #C02790,
6.50%, 4/1/37	152	177

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.7%(5) continued
Freddie Mac Gold - 0.4% continued
Pool #C02838,
5.50%, 5/1/37	$124	$138
Pool #C03517,
4.50%, 9/1/40	184	198
Pool #G01954,
5.00%, 11/1/35	116	127

		932

Government National Mortgage Association I - 0.0%
Pool #604183,
5.50%, 4/15/33	5	6
Pool #633627,
5.50%, 9/15/34	3	3

		9

Total U.S. Government Agencies (Cost $75,498)		74,771

U.S. GOVERNMENT OBLIGATIONS - 19.3%
U.S. Treasury Bonds - 2.7%
3.00%, 2/15/47	6,315	6,514

U.S. Treasury Notes - 16.6%
1.25%, 3/31/19	2,970	2,964
1.50%, 5/15/20	10,235	10,223
1.75%, 6/30/22	22,020	21,877
2.00%, 6/30/24	3,275	3,246
2.38%, 5/15/27	2,130	2,144

		40,454

Total U.S. Government Obligations (Cost $47,026)		46,968

MUNICIPAL BONDS - 0.7%
Alabama - 0.2%
Alabama Economic Settlement Authority Taxable Revenue Bonds, Series B,
3.16%, 9/15/25	395	401

California - 0.3%
California State Taxable G.O. Unlimited Bonds, High Speed Passenger Train,
2.19%, 4/1/20(7)	635	637

Wisconsin - 0.2%
Wisconsin State General Fund Annual Appropriation Taxable Revenue Refunding Bonds, Series C,
3.15%, 5/1/27	615	618

Total Municipal Bonds (Cost $1,645)		1,656

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.0%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(8) (9)	7,449,356	7,449

Total Investment Companies (Cost $7,449)		7,449

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.86%, 8/3/17(10) (11)	$1,000	$1,000

Total Short-Term Investments (Cost $999)		1,000

Total Investments - 101.1% (Cost $245,314)		246,665

Liabilities less Other Assets - (1.1%)		(2,752)

NET ASSETS - 100.0%		$243,913

(1)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(2)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the perpetual call date.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Restricted security that has been deemed illiquid. At June 30, 2017, the value of these restricted illiquid securities amounted to approximately $2,073,000 or 0.85% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Pernod Ricard S.A.,
3.25%, 6/8/26	3/16/17	$226

Reckitt Benckiser Treasury Services PLC,
2.38%, 6/24/22	6/21/17	1,209

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Suntory Holdings Ltd.,
2.55%, 6/28/22	6/21/17	$644

(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	When-Issued Security. Coupon rate is not in effect at June 30, 2017.
(7)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the puttable date.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2017 is disclosed.
(10)	Discount rate at the time of purchase.
(11)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
10-Year U.S. Treasury Note	(68)	$(8,536)	Short	9/17	$7

At June 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	19.5%
U.S. Agency	30.3
AAA	3.1
AA	2.1
A	11.9
BBB	30.1
Cash Equivalents	3.0

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$7,604	$—	$7,604
Corporate Bonds(1)	—	85,696	—	85,696
Foreign Issuer Bonds(1)	—	21,521	—	21,521
U.S. Government Agencies(1)	—	74,771	—	74,771
U.S. Government Obligations(1)	—	46,968	—	46,968
Municipal Bonds(1)	—	1,656	—	1,656
Investment Companies	7,449	—	—	7,449
Short Term Investments	—	1,000	—	1,000

Total Investments	$7,449	$239,216	$—	$246,665

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$7	$—	$—	$7

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$245,368

Gross tax appreciation of investments	$3,011
Gross tax depreciation of investments	(1,714)

Net tax appreciation of investments	$1,297

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$20,994	$141,757	$155,302	$38	$7,449

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.1%
Commercial Mortgage-Backed Securities - 3.1%
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	$7,315	$7,348
Commercial Mortgage Trust, Series 2015-CR23, Class A2
2.85%, 5/10/48	690	704
Commercial Mortgage Trust, Series 2015-PC1, Class A2
3.15%, 7/10/50	1,030	1,054
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2
3.05%, 4/15/47	10,950	11,161
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	6,255	6,535
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2
3.10%, 12/15/47	2,485	2,551
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2
2.98%, 7/15/50	1,495	1,525
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	4,760	4,950
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2
2.63%, 5/15/48	300	304

		36,132

Total Asset-Backed Securities (Cost $35,981)		36,132

CORPORATE BONDS - 37.4%
Aerospace & Defense - 0.1%
L3 Technologies, Inc.,
3.85%, 12/15/26	780	804

Automobiles Manufacturing - 0.7%
Ford Motor Co.,
7.45%, 7/16/31	895	1,132
Ford Motor Credit Co. LLC,
3.66%, 9/8/24	3,540	3,531
General Motors Co.,
6.25%, 10/2/43	1,795	1,994
General Motors Financial Co., Inc.,
2.71%, 1/14/22(1)	1,540	1,570

		8,227

Banks - 0.6%
Capital One N.A.,
2.32%, 1/30/23(1)	1,160	1,167
PNC Financial Services Group (The), Inc.,
4.85%, 6/1/23(2)	3,495	3,556
US Bancorp,
3.10%, 4/27/26	2,060	2,036

		6,759

Biotechnology - 0.6%
Amgen, Inc.,
4.40%, 5/1/45	870	894
Biogen, Inc.,
2.90%, 9/15/20	1,195	1,219
Celgene Corp.,
5.25%, 8/15/43	2,510	2,813
Roche Holdings, Inc.,
1.75%, 1/28/22(3)	1,801	1,755

		6,681

Cable & Satellite - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 7/23/22	2,325	2,477
6.48%, 10/23/45	2,765	3,319
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(3)	1,090	1,090

		6,886

Casinos & Gaming - 0.1%
Eldorado Resorts, Inc.,
7.00%, 8/1/23	1,000	1,081

Chemicals - 1.2%
CF Industries, Inc.,
5.15%, 3/15/34	1,520	1,406
Eastman Chemical Co.,
3.80%, 3/15/25	1,119	1,151

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.4% continued
Chemicals - 1.2% continued
4.65%, 10/15/44	$1,756	$1,858
Olin Corp.,
5.13%, 9/15/27	3,340	3,440
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	2,055	2,069
4.50%, 6/1/47	330	346
Tronox Finance LLC,
7.50%, 3/15/22(3)	2,125	2,189
Westlake Chemical Corp.,
3.60%, 8/15/26	1,730	1,717

		14,176

Communications Equipment - 0.1%
Apple, Inc.,
2.70%, 5/13/22	1,285	1,308

Construction Materials Manufacturing - 0.2%
Owens Corning,
4.20%, 12/1/24	2,015	2,110

Consumer Finance - 0.6%
American Express Credit Corp.,
2.38%, 5/26/20	434	438
Capital One Financial Corp.,
4.20%, 10/29/25	2,025	2,042
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.25%, 3/15/22(3)	4,515	4,639

		7,119

Consumer Services - 0.4%
ADT (The) Corp.,
4.13%, 6/15/23	1,305	1,294
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(3)	1,350	1,467
Service Corp. International,
5.38%, 1/15/22	1,600	1,648

		4,409

Containers & Packaging - 0.5%
BWAY Holding Co.,
7.25%, 4/15/25(3)	2,805	2,847
International Paper Co.,
4.40%, 8/15/47	2,500	2,516

		5,363

Diversified Banks - 6.1%
Bank of America Corp.,
3.12%, 1/20/23(1)	1,905	1,926
2.15%, 4/24/23(1)	2,815	2,825
4.00%, 1/22/25	3,695	3,759
4.45%, 3/3/26	2,398	2,496
6.11%, 1/29/37	3,320	4,064
5.00%, 1/21/44	3,409	3,854
Citigroup, Inc.,
2.90%, 12/8/21	1,990	2,010
4.50%, 1/14/22	473	509
2.12%, 4/25/22(1)	1,880	1,890
6.30%, 5/15/24(2)	2,080	2,215
2.28%, 5/17/24(1)	2,835	2,832
3.88%, 3/26/25	2,480	2,495
3.40%, 5/1/26	2,192	2,168
4.45%, 9/29/27	2,350	2,444
4.13%, 7/25/28	2,475	2,512
6.68%, 9/13/43	2,872	3,833
JPMorgan Chase & Co.,
5.00%, 7/1/19(2)	3,185	3,257
5.30%, 5/1/20(2)	2,415	2,515
2.55%, 3/1/21	320	322
2.06%, 4/25/23(1)	1,880	1,881
3.90%, 7/15/25	2,460	2,565
4.25%, 10/1/27	2,520	2,629
Wells Fargo & Co.,
7.98%, 3/15/18(2)	2,575	2,675
2.15%, 1/30/20	1,915	1,920
3.50%, 3/8/22	965	1,002
3.07%, 1/24/23	1,595	1,617
3.00%, 4/22/26	2,880	2,813
3.90%, 5/1/45	3,666	3,667
4.75%, 12/7/46	3,025	3,230

		71,925

Electrical Equipment Manufacturing - 0.9%
Fortive Corp.,
3.15%, 6/15/26	2,855	2,853
Keysight Technologies, Inc.,
3.30%, 10/30/19	1,480	1,508
4.60%, 4/6/27	1,430	1,502

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.4% continued
Electrical Equipment Manufacturing - 0.9% continued
Roper Technologies, Inc.,
6.25%, 9/1/19	$1,750	$1,900
3.85%, 12/15/25	2,475	2,548

		10,311

Entertainment Content - 0.1%
Time Warner, Inc.,
4.85%, 7/15/45	1,635	1,684

Entertainment Resources - 0.3%
National CineMedia LLC,
5.75%, 8/15/26	3,078	2,986

Exploration & Production - 2.2%
Apache Corp.,
4.75%, 4/15/43	2,835	2,843
Hess Corp.,
7.13%, 3/15/33	1,000	1,130
Kerr-McGee Corp.,
6.95%, 7/1/24	1,005	1,179
Murphy Oil Corp.,
4.70%, 12/1/22	2,000	1,931
6.88%, 8/15/24	3,270	3,417
6.13%, 12/1/42	3,560	3,355
QEP Resources, Inc.,
6.88%, 3/1/21	3,000	3,113
SM Energy Co.,
5.63%, 6/1/25	3,565	3,217
6.75%, 9/15/26	890	850
Southwestern Energy Co.,
6.70%, 1/23/25	2,655	2,595
WPX Energy, Inc.,
5.25%, 9/15/24	2,680	2,546

		26,176

Financial Services - 4.0%
Ares Capital Corp.,
4.88%, 11/30/18	1,923	1,990
Charles Schwab (The) Corp.,
4.63%, 3/1/22(2)	3,310	3,380
FMR LLC,
6.45%, 11/15/39(3)	3,915	5,156
Goldman Sachs Group (The), Inc.,
5.38%, 5/10/20(2)	1,910	2,007
5.75%, 1/24/22	3,670	4,132
2.28%, 4/26/22(1)	1,185	1,194
3.00%, 4/26/22	765	771
3.75%, 5/22/25	2,395	2,452
3.75%, 2/25/26	1,340	1,364
6.75%, 10/1/37	2,782	3,611
4.80%, 7/8/44	3,650	4,048
KKR Group Finance Co. LLC,
6.38%, 9/29/20(3)	2,195	2,466
Morgan Stanley,
2.63%, 11/17/21	1,370	1,368
2.34%, 1/20/22(1)	1,625	1,641
2.55%, 10/24/23(1)	2,370	2,411
2.37%, 5/8/24(1)	2,815	2,830
5.00%, 11/24/25	1,630	1,773
3.88%, 1/27/26	1,565	1,611
4.30%, 1/27/45	2,464	2,548

		46,753

Food & Beverage - 1.7%
Anheuser-Busch InBev Finance, Inc.,
4.90%, 2/1/46	1,965	2,218
Beam Suntory, Inc.,
3.25%, 6/15/23	2,150	2,181
Constellation Brands, Inc.,
4.75%, 12/1/25	2,845	3,116
3.70%, 12/6/26	845	860
Cott Holdings, Inc.,
5.50%, 4/1/25(3)	2,710	2,764
Diageo Investment Corp.,
2.88%, 5/11/22	1,875	1,921
Lamb Weston Holdings, Inc.,
4.88%, 11/1/26(3)	1,710	1,772
Molson Coors Brewing Co.,
3.00%, 7/15/26	2,310	2,222
5.00%, 5/1/42	1,608	1,775
Tyson Foods, Inc.,
2.65%, 8/15/19	1,370	1,387

		20,216

Hardware - 0.2%
Hewlett Packard Enterprise Co.,
6.35%, 10/15/45	2,570	2,716

Health Care Facilities & Services - 0.8%
Cardinal Health, Inc.,
1.70%, 3/15/18	1,140	1,142

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.4% continued
Health Care Facilities & Services - 0.8% continued
3.41%, 6/15/27	$1,610	$1,614
4.50%, 11/15/44	2,245	2,274
HCA, Inc.,
5.50%, 6/15/47	1,445	1,495
Laboratory Corp. of America Holdings,
2.63%, 2/1/20	715	721
McKesson Corp.,
4.88%, 3/15/44	2,375	2,584

		9,830

Home Improvement - 0.3%
Masco Corp.,
4.38%, 4/1/26	1,515	1,616
ServiceMaster (The) Co. LLC,
5.13%, 11/15/24(3)	2,300	2,381

		3,997

Homebuilders - 0.0%
D.R. Horton, Inc.,
5.75%, 8/15/23	180	204

Industrial Other - 0.1%
United Rentals North America, Inc.,
5.50%, 5/15/27	1,585	1,633

Internet Media - 0.1%
VeriSign, Inc.,
4.75%, 7/15/27(3)	855	865

Life Insurance - 0.8%
MetLife, Inc.,
6.40%, 12/15/36	746	862
Protective Life Corp.,
8.45%, 10/15/39	4,725	7,007
Prudential Financial, Inc.,
2.35%, 8/15/19	1,775	1,786

		9,655

Machinery Manufacturing - 0.2%
Parker-Hannifin Corp.,
4.20%, 11/21/34	2,000	2,128

Managed Care - 0.4%
Anthem, Inc.,
3.50%, 8/15/24	1,500	1,542
Humana, Inc.,
4.63%, 12/1/42	1,425	1,523
UnitedHealth Group, Inc.,
3.10%, 3/15/26	2,025	2,035

		5,100

Mass Merchants - 0.1%
Dollar General Corp.,
3.88%, 4/15/27	1,430	1,464

Medical Equipment & Devices Manufacturing - 0.3%
Becton Dickinson and Co.,
3.70%, 6/6/27	2,870	2,879
Zimmer Biomet Holdings, Inc.,
3.55%, 4/1/25	1,025	1,035

		3,914

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.,
3.55%, 3/1/22	1,500	1,406
Glencore Funding LLC,
4.00%, 3/27/27(3)	2,715	2,671

		4,077

Oil & Gas Services & Equipment - 0.6%
Halliburton Co.,
3.80%, 11/15/25	1,585	1,625
Noble Holding US LLC/Noble Drilling Services 6 LLC/Noble Drilling Holding LLC,
7.50%, 3/15/19	2,515	2,521
Rowan Cos., Inc.,
7.38%, 6/15/25	2,665	2,485

		6,631

Pharmaceuticals - 0.2%
AbbVie, Inc.,
4.50%, 5/14/35	585	617
Mylan, Inc.,
5.40%, 11/29/43	1,535	1,690

		2,307

Pipeline - 2.2%
Boardwalk Pipelines L.P.,
5.95%, 6/1/26	1,930	2,149
Energy Transfer Equity L.P.,
5.50%, 6/1/27	2,105	2,179
Energy Transfer L.P.,
4.20%, 4/15/27	805	805

FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.4% continued
Pipeline - 2.2% continued
EQT Midstream Partners L.P.,
4.13%, 12/1/26	$1,635	$1,650
Kinder Morgan, Inc.,
5.05%, 2/15/46	1,625	1,632
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	2,830	2,872
Sabine Pass Liquefaction LLC,
5.00%, 3/15/27	2,785	2,965
SemGroup Corp.,
6.38%, 3/15/25(3)	2,705	2,617
Sunoco Logistics Partners Operations L.P.,
3.90%, 7/15/26	1,015	996
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 5/1/23	2,290	2,347
Williams (The) Cos., Inc.,
5.75%, 6/24/44	3,705	3,825
Williams Partners L.P.,
3.75%, 6/15/27	1,980	1,960

		25,997

Power Generation - 0.3%
Exelon Generation Co. LLC,
2.95%, 1/15/20	1,305	1,325
4.00%, 10/1/20	1,630	1,701

		3,026

Property & Casualty Insurance - 0.2%
Berkshire Hathaway, Inc.,
2.20%, 3/15/21	850	857
Chubb INA Holdings, Inc.,
2.30%, 11/3/20	1,230	1,237

		2,094

Publishing & Broadcasting - 0.3%
21st Century Fox America, Inc.,
7.25%, 5/18/18	1,145	1,198
CBS Radio, Inc.,
7.25%, 11/1/24(3)	2,340	2,410

		3,608

Real Estate - 2.3%
American Tower Corp.,
3.13%, 1/15/27	2,700	2,592
Brixmor Operating Partnership L.P.,
3.85%, 2/1/25	1,515	1,495
EPR Properties,
4.50%, 4/1/25	1,500	1,521
4.50%, 6/1/27	2,215	2,228
ESH Hospitality, Inc.,
5.25%, 5/1/25(3)	1,180	1,223
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	1,225	1,248
Howard Hughes (The) Corp.,
5.38%, 3/15/25(3)	2,105	2,152
iStar, Inc.,
6.50%, 7/1/21	2,020	2,116
Omega Healthcare Investors, Inc.,
5.25%, 1/15/26	1,925	2,045
4.75%, 1/15/28	965	963
Uniti Group, Inc./CSL Capital LLC,
7.13%, 12/15/24(3)	3,880	3,852
Ventas Realty L.P.,
3.25%, 10/15/26	1,560	1,499
5.70%, 9/30/43	1,290	1,505
Welltower, Inc.,
4.25%, 4/1/26	2,060	2,154

		26,593

Refining & Marketing - 0.2%
Murphy Oil USA, Inc.,
5.63%, 5/1/27	1,685	1,752
Phillips 66,
4.65%, 11/15/34	1,000	1,053

		2,805

Restaurants - 0.3%
Landry’s, Inc.,
6.75%, 10/15/24(3)	2,920	2,989

Retail - Consumer Discretionary - 0.9%
eBay, Inc.,
3.60%, 6/5/27	500	494
ERAC USA Finance LLC,
3.85%, 11/15/24(3)	1,515	1,559
7.00%, 10/15/37(3)	1,885	2,447
4.50%, 2/15/45(3)	670	661
L Brands, Inc.,
6.75%, 7/1/36	1,420	1,363

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.4% continued
Retail - Consumer Discretionary - 0.9% continued
Penske Automotive Group, Inc.,
5.50%, 5/15/26	$2,675	$2,662
TJX (The) Cos., Inc.,
2.25%, 9/15/26	2,040	1,894

		11,080

Retail - Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	1,535	1,717

Semiconductors - 0.3%
Applied Materials, Inc.,
3.30%, 4/1/27	250	254
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.38%, 1/15/20(3)	1,250	1,252
Maxim Integrated Products, Inc.,
3.45%, 6/15/27	1,200	1,193
QUALCOMM, Inc.,
3.25%, 5/20/27	1,355	1,358

		4,057

Software & Services - 0.6%
CA, Inc.,
2.88%, 8/15/18	1,325	1,337
Nuance Communications, Inc.,
5.63%, 12/15/26(3)	4,730	5,049
Oracle Corp.,
1.90%, 9/15/21	750	744

		7,130

Supermarkets & Pharmacies - 0.4%
CVS Health Corp.,
2.75%, 12/1/22	2,330	2,333
5.13%, 7/20/45	1,650	1,891
Walgreens Boots Alliance, Inc.,
3.80%, 11/18/24	1,005	1,044

		5,268

Tobacco - 0.8%
Altria Group, Inc.,
5.38%, 1/31/44	2,680	3,231
Reynolds American, Inc.,
5.85%, 8/15/45	2,372	2,905
RJ Reynolds Tobacco Co.,
8.13%, 6/23/19	2,475	2,760

		8,896

Utilities - 1.7%
AES Corp.,
5.50%, 3/15/24	1,850	1,926
5.50%, 4/15/25	2,435	2,548
CMS Energy Corp.,
8.75%, 6/15/19	2,000	2,246
Dominion Energy Gas Holdings LLC,
4.60%, 12/15/44	2,005	2,095
Duke Energy Florida LLC,
3.40%, 10/1/46	1,135	1,053
Exelon Corp.,
5.63%, 6/15/35	2,695	3,158
Jersey Central Power & Light Co.,
4.70%, 4/1/24(3)	1,305	1,415
Southern Power Co.,
4.95%, 12/15/46	2,745	2,835
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.88%, 3/1/27	2,465	2,453

		19,729

Waste & Environment Services & Equipment - 0.2%
Advanced Disposal Services, Inc.,
5.63%, 11/15/24(3)	2,360	2,431

Wireless Telecommunications Services - 1.0%
AT&T, Inc.,
3.00%, 6/30/22	1,995	1,996
4.80%, 6/15/44	4,470	4,430
Sprint Corp.,
7.13%, 6/15/24	1,705	1,897
Verizon Communications, Inc.,
4.15%, 3/15/24	3,070	3,231

		11,554

Wireline Telecommunications Services - 0.2%
Windstream Services LLC,
6.38%, 8/1/23	2,125	1,754
Zayo Group LLC/Zayo Capital, Inc.,
5.75%, 1/15/27(3)	855	895

		2,649

Total Corporate Bonds (Cost $429,871)		441,118

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.9%
Auto Parts Manufacturing - 0.2%
Dana Financing Luxembourg S.a.r.l.,
6.50%, 6/1/26(3)	$2,135	$2,272

Banks - 1.3%
Commonwealth Bank of Australia,
1.94%, 3/10/22(1) (3)	2,255	2,256
Credit Suisse A.G.,
5.40%, 1/14/20	2,560	2,749
3.00%, 10/29/21	875	892
Lloyds Bank PLC,
6.50%, 9/14/20(3)	3,200	3,551
Lloyds Banking Group PLC,
4.50%, 11/4/24	1,272	1,324
5.30%, 12/1/45	794	906
Swedbank AB,
1.94%, 3/14/22(1) (3)	1,715	1,717
Toronto-Dominion Bank (The),
3.63%, 9/15/31(1)	1,675	1,662

		15,057

Cable & Satellite - 0.7%
Altice Financing S.A.,
6.63%, 2/15/23(3)	2,050	2,175
7.50%, 5/15/26(3)	3,550	3,940
Ziggo Secured Finance B.V.,
5.50%, 1/15/27(3)	2,345	2,395

		8,510

Chemicals - 0.2%
Agrium, Inc.,
4.90%, 6/1/43	680	734
NOVA Chemicals Corp.,
4.88%, 6/1/24(3)	2,020	2,012

		2,746

Commercial Finance - 0.2%
Aircastle Ltd.,
4.13%, 5/1/24	2,560	2,610

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
7.25%, 5/15/24(3)	1,970	2,155

Diversified Banks - 1.4%
BNP Paribas S.A.,
2.38%, 5/21/20	225	227
2.95%, 5/23/22(3)	1,535	1,550
4.38%, 9/28/25(3)	3,410	3,535
4.63%, 3/13/27(3)	3,255	3,432
HSBC Holdings PLC,
5.25%, 3/14/44	3,746	4,292
Royal Bank of Scotland Group PLC,
2.65%, 5/15/23(1)	1,445	1,457
Societe Generale S.A.,
3.25%, 1/12/22(3)	1,395	1,426
4.00%, 1/12/27(3)	665	687

		16,606

Electrical Equipment Manufacturing - 0.2%
Siemens Financieringsmaatschappij N.V.,
2.00%, 9/15/23(3)	1,880	1,806

Exploration & Production - 0.3%
Canadian Natural Resources Ltd.,
6.75%, 2/1/39	3,400	4,051

Financial Services - 0.2%
UBS Group Funding Switzerland A.G.,
2.95%, 9/24/20(3)	2,140	2,186

Food & Beverage - 0.4%
Danone S.A.,
2.59%, 11/2/23(3)	2,245	2,191
Suntory Holdings Ltd.,
2.55%, 6/28/22(3) (4)	3,085	3,066

		5,257

Hardware - 0.2%
Seagate HDD Cayman,
4.75%, 1/1/25	2,470	2,489

Integrated Oils - 0.4%
BP Capital Markets PLC,
3.02%, 1/16/27	2,100	2,043
Cenovus Energy, Inc.,
5.40%, 6/15/47(3)	1,660	1,549
Petro-Canada,
6.05%, 5/15/18	960	995

		4,587

Metals & Mining - 1.4%
Alcoa Nederland Holding B.V.,
6.75%, 9/30/24(3)	950	1,031

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.9% continued
Metals & Mining - 1.4% continued
FMG Resources (August 2006) Pty. Ltd.,
9.75%, 3/1/22(3)	$1,265	$1,441
4.75%, 5/15/22(3)	3,520	3,533
IAMGOLD Corp.,
7.00%, 4/15/25(3)	2,800	2,884
Kinross Gold Corp.,
4.50%, 7/15/27(3)	1,400	1,397
New Gold, Inc.,
6.38%, 5/15/25(3)	1,115	1,148
Teck Resources Ltd.,
6.25%, 7/15/41	2,120	2,199
Vale Overseas Ltd.,
4.38%, 1/11/22	2,530	2,575

		16,208

Pharmaceuticals - 0.3%
Allergan Funding SCS,
4.55%, 3/15/35	1,035	1,105
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	2,385	2,332

		3,437

Property & Casualty Insurance - 0.2%
Allied World Assurance Co. Holdings Ltd.,
5.50%, 11/15/20	2,070	2,243

Wireline Telecommunications Services - 0.1%
Deutsche Telekom International Finance B.V.,
2.23%, 1/17/20(3)	850	851

Total Foreign Issuer Bonds (Cost $90,385)		93,071

U.S. GOVERNMENT AGENCIES - 30.2%(5)
Fannie Mae - 29.3%
Pool #255498,
5.50%, 12/1/34	210	235
Pool #256883,
6.00%, 9/1/37	18	21
Pool #535714,
7.50%, 1/1/31	26	29
Pool #545003,
8.00%, 5/1/31	1	2
Pool #545437,
7.00%, 2/1/32	58	69
Pool #545556,
7.00%, 4/1/32	36	42
Pool #555189,
7.00%, 12/1/32	246	280
Pool #581806,
7.00%, 7/1/31	74	81
Pool #585617,
7.00%, 5/1/31(6)	—	—
Pool #745148,
5.00%, 1/1/36	129	142
Pool #888538,
5.50%, 1/1/37	308	344
Pool #890009,
5.50%, 9/1/36	1,357	1,520
Pool #893082,
3.28%, 9/1/36(1)	1,127	1,197
Pool #929035,
6.50%, 1/1/38	347	403
Pool #932638,
5.00%, 3/1/40	4,747	5,246
Pool #955782,
6.50%, 10/1/37	70	77
Pool #990702,
6.50%, 9/1/38	1,844	2,138
Pool #AB1470,
4.50%, 9/1/40	1,828	1,977
Pool #AB3114,
5.00%, 6/1/41	2,161	2,371
Pool #AB9522,
3.50%, 5/1/43	18,763	19,321
Pool #AC6767,
4.50%, 1/1/40	1,558	1,691
Pool #AC9581,
5.50%, 1/1/40	3,341	3,750
Pool #AD0915,
5.50%, 12/1/38	118	132
Pool #AD6929,
5.00%, 6/1/40	2,070	2,265
Pool #AH1166,
4.50%, 12/1/40	2,481	2,679

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(5) continued
Fannie Mae - 29.3% continued
Pool #AH1507,
4.50%, 12/1/40	$6,152	$6,680
Pool #AL4408,
4.50%, 11/1/43	7,526	8,187
Pool #AL5686,
4.00%, 9/1/44	5,094	5,398
Pool #AL8352,
3.00%, 10/1/44	22,332	22,425
Pool #AL9069,
3.00%, 3/1/44	10,846	10,890
Pool #AQ9333,
4.00%, 1/1/43	4,533	4,803
Pool #AS2703,
4.00%, 6/1/44	5,309	5,621
Pool #AS3473,
4.00%, 10/1/44	8,493	8,932
Pool #AS3655,
4.50%, 10/1/44	3,037	3,263
Pool #AS6075,
4.00%, 10/1/45	4,739	4,984
Pool #AS6184,
3.50%, 11/1/45	13,695	14,160
Pool #AS6520,
3.50%, 1/1/46	5,653	5,809
Pool #AS6730,
3.50%, 2/1/46	10,636	10,931
Pool #AS7568,
4.50%, 7/1/46	11,310	12,134
Pool #AS8699,
4.00%, 1/1/47	6,497	6,833
Pool #AU7032,
4.00%, 11/1/43	27,677	29,348
Pool #AW6233,
4.50%, 6/1/44	7,258	7,895
Pool #AZ7903,
4.00%, 6/1/41	5,014	5,293
Pool #BC0326,
3.50%, 12/1/45	5,288	5,435
Pool #BC4898,
3.50%, 2/1/46	9,886	10,160
Pool #BD1165,
3.00%, 10/1/46	7,917	7,912
Pool #BD2440,
3.50%, 1/1/47	11,822	12,150
Pool #BD5046,
3.50%, 2/1/47	4,829	4,962
Pool #BD7081,
3/1/47(7)	11,243	11,825
Pool #BE5651,
3.00%, 2/1/47	7,837	7,832
Pool #BM2000,
5/1/47(7)	11,493	11,812
Pool #MA2522,
3.50%, 2/1/46	7,280	7,482
Pool #MA2642,
3.50%, 6/1/46	8,556	8,793
Pool #MA2705,
3.00%, 8/1/46	7,804	7,799
Pool #MA2864,
3.50%, 1/1/47	4,140	4,255
Pool #MA2907,
4.00%, 2/1/47	11,792	12,401
Pool #MA2929,
3.50%, 3/1/47	5,364	5,512
Pool #MA3027,
4.00%, 6/1/47	7,472	7,858

		345,786

Freddie Mac - 0.4%
Pool #1B3575,
6.30%, 9/1/37(1)	67	69
Pool #1G2296,
5.56%, 11/1/37(1)	1,084	1,150
Pool #1J0365,
3.64%, 4/1/37(1)	1,091	1,153
Pool #1J2840,
3.15%, 9/1/37(1)	1,036	1,103
Pool #848076,
4.61%, 6/1/38(1)	430	436

		3,911

Freddie Mac Gold - 0.5%
Pool #A65182,
6.50%, 9/1/37	1,806	2,037
Pool #A92650,
5.50%, 6/1/40	168	185

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(5) continued
Freddie Mac Gold - 0.5% continued
Pool #C00910,
7.50%, 1/1/30	$208	$242
Pool #C02790,
6.50%, 4/1/37	1,005	1,174
Pool #C02838,
5.50%, 5/1/37	1,369	1,534
Pool #G01954,
5.00%, 11/1/35	813	890

		6,062

Total U.S. Government Agencies (Cost $357,327)		355,759

U.S. GOVERNMENT OBLIGATIONS - 18.4%
U.S. Treasury Bonds - 3.0%
3.00%, 2/15/47	34,185	35,264

U.S. Treasury Notes - 15.4%
1.25%, 3/31/19	18,180	18,141
1.50%, 5/15/20	43,985	43,935
1.75%, 6/30/22	92,445	91,846
2.00%, 6/30/24	18,635	18,470
2.38%, 5/15/27	9,040	9,097

		181,489

Total U.S. Government Obligations (Cost $217,080)		216,753

MUNICIPAL BONDS - 0.1%
Alabama - 0.1%
Alabama Economic Settlement Authority Taxable Revenue Bonds, Series B,
3.16%, 9/15/25	1,740	1,766

Total Municipal Bonds (Cost $1,740)		1,766

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 3.5%
Northern Institutional Funds - Government Assets Portfolio,
0.75%(8) (9)	41,319,538	$41,320

Total Investment Companies (Cost $41,320)		41,320

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.86%, 8/3/17(10) (11)	$5,100	$5,096

Total Short-Term Investments (Cost $5,096)		5,096

Total Investments - 101.0% (Cost $1,178,800)		1,191,015

Liabilities less Other Assets - (1.0%)		(11,588)

NET ASSETS - 100.0%		$1,179,427

(1)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(2)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the perpetual call date.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Restricted security that has been deemed illiquid. At June 30, 2017, the value of this restricted illiquid security amounted to approximately $3,066,000 or 0.3% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Suntory Holdings Ltd.,
2.55%, 6/28/22	6/21/17	$3,080

(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Principal Amount and Value rounds to less than one thousand.
(7)	When-Issued Security. Coupon rate is not in effect at June 30, 2017.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2017 is disclosed.
(10)	Discount rate at the time of purchase.
(11)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
10-Year U.S. Treasury Note	(220)	$27,617	Short	9/2017	$24

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

At June 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENT
U.S. Treasury	18.6%
U.S. Agency	29.8
AAA	3.0
AA	0.7
A	7.9
BBB	23.8
BB	6.3
B	5.3
CCC	1.0
Cash Equivalents	3.6

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$36,132	$—	$36,132
Corporate Bonds(1)	—	441,118	—	441,118
Foreign Issuer Bonds(1)	—	93,071	—	93,071
U.S Government Agencies(1)	—	355,759	—	355,759
U.S Government Obligations(1)	—	216,753	—	216,753
Municipal Bonds(1)	—	1,766	—	1,766
Investment Companies	41,320	—	—	41,320
Short-Term Investments	—	5,096	—	5,096

Total Investments	$41,320	$1,149,695	$—	$1,191,015

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$24	$—	$—	$24

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,179,223

Gross tax appreciation of investments	$21,499
Gross tax depreciation of investments	(9,707)

Net tax appreciation of investments	$11,792

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$111,333	$557,713	$627,726	$167	$41,320

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.7%
Aerospace & Defense - 0.6%
StandardAero Aviation Holdings, Inc.,
10.00%, 7/15/23(1)	$25,000	$27,687

Auto Parts Manufacturing - 0.6%
American Axle & Manufacturing, Inc.,
6.25%, 4/1/25(1)	25,500	24,862

Biotechnology - 0.7%
Sterigenics-Nordion Topco LLC (100% Cash),
8.13%, 11/1/21(1) (2)	30,675	31,442

Building Materials - 0.5%
FBM Finance, Inc.,
8.25%, 8/15/21(1)	20,325	21,773

Cable & Satellite - 3.4%
CSC Holdings LLC,
10.88%, 10/15/25(1)	26,175	31,508
DISH DBS Corp.,
7.75%, 7/1/26	22,617	26,801
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	25,892	27,834
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(1)	30,725	30,725
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
8.13%, 9/1/20(1)	28,849	29,882

		146,750

Casinos & Gaming - 0.6%
Eldorado Resorts, Inc.,
6.00%, 4/1/25(1)	8,450	8,957
Mohegan Tribal Gaming Authority,
7.88%, 10/15/24(1)	18,250	18,980

		27,937

Chemicals - 2.3%
CVR Partners L.P./CVR Nitrogen Finance Corp.,
9.25%, 6/15/23(1)	28,225	29,531
Hexion, Inc.,
6.63%, 4/15/20	17,300	15,786
10.00%, 4/15/20	8,500	8,436
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
7.00%, 4/15/25(1)	24,804	26,044
Tronox Finance LLC,
7.50%, 3/15/22(1)	20,413	21,025

		100,822

Coal Operations - 0.9%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25(1)	19,775	20,788
Peabody Energy Corp.,
6.38%, 3/31/25(1)	19,950	19,651

		40,439

Commercial Finance - 1.2%
CIT Group, Inc.,
5.80%, 6/15/22(3)	26,600	27,731
Fortress Transportation & Infrastructure Investors LLC,
6.75%, 3/15/22(1)	23,375	23,784

		51,515

Consumer Finance - 2.0%
Alliance Data Systems Corp.,
5.38%, 8/1/22(1)	27,190	27,462
OneMain Financial Holdings LLC,
7.25%, 12/15/21(1)	25,521	26,880
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25(1)	16,265	16,671
Quicken Loans, Inc.,
5.75%, 5/1/25(1)	14,487	14,958

		85,971

Consumer Products - 1.0%
Avon International Operations, Inc.,
7.88%, 8/15/22(1)	12,300	12,761
Kronos Acquisition Holdings, Inc.,
9.00%, 8/15/23(1)	17,475	17,432
Revlon Consumer Products Corp.,
6.25%, 8/1/24	13,467	11,716

		41,909

Consumer Services - 0.7%
Alpine Finance Merger Sub LLC,
8/1/25(1) (4)	3,375	3,434

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.7% continued
Consumer Services - 0.7% continued
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(1)	$24,785	$26,933

		30,367

Containers & Packaging - 1.3%
BWAY Holding Co.,
7.25%, 4/15/25(1)	27,575	27,989
Flex Acquisition Co., Inc.,
6.88%, 1/15/25(1)	26,303	27,355

		55,344

Diversified Manufacturing - 0.4%
Vertiv Intermediate Holding Corp.,
12.00%, 2/15/22(1) (2)	16,350	17,494

Entertainment Resources - 1.2%
AMC Entertainment Holdings, Inc.,
5.88%, 11/15/26(1)	22,505	23,490
ClubCorp Club Operations, Inc.,
8.25%, 12/15/23(1)	24,450	26,650

		50,140

Exploration & Production - 6.5%
Chesapeake Energy Corp.,
8.00%, 1/15/25(1)	17,950	17,771
Comstock Resources, Inc.,
10.00%, 3/15/20(2)	27,300	27,232
Denbury Resources, Inc.,
9.00%, 5/15/21(1)	23,858	22,725
EP Energy LLC/Everest Acquisition Finance, Inc.,
8.00%, 2/15/25(1)	25,525	19,016
Gulfport Energy Corp.,
6.00%, 10/15/24(1)	26,005	25,290
Halcon Resources Corp.,
6.75%, 2/15/25(1)	20,395	18,355
Laredo Petroleum, Inc.,
6.25%, 3/15/23	12,476	12,382
Murphy Oil Corp.,
6.88%, 8/15/24	10,575	11,051
6.13%, 12/1/42	6,850	6,456
Oasis Petroleum, Inc.,
6.88%, 3/15/22	21,225	20,588
SM Energy Co.,
6.13%, 11/15/22	10,775	10,236
5.63%, 6/1/25	13,110	11,832
Southwestern Energy Co.,
6.70%, 1/23/25	23,343	22,818
Ultra Resources, Inc.,
7.13%, 4/15/25(1)	22,525	22,215
WildHorse Resource Development Corp.,
6.88%, 2/1/25(1)	22,450	21,103
WPX Energy, Inc.,
6.00%, 1/15/22	13,597	13,461

		282,531

Financial Services - 2.4%
LPL Holdings, Inc.,
5.75%, 9/15/25(1)	26,100	27,144
NFP Corp.,
7/15/25(1) (4)	23,200	23,432
Orchestra Borrower LLC/Orchestra Co-Issuer, Inc.,
6.75%, 6/15/22(1)	28,290	29,150
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 6/1/25(1)	25,825	26,406

		106,132

Food & Beverage - 2.2%
Cott Holdings, Inc.,
5.50%, 4/1/25(1)	17,400	17,748
Dole Food Co., Inc.,
7.25%, 6/15/25(1)	25,650	26,676
Pilgrim’s Pride Corp.,
5.75%, 3/15/25(1)	4,818	4,830
Post Holdings, Inc.,
5.75%, 3/1/27(1)	21,275	21,860
Simmons Foods, Inc.,
7.88%, 10/1/21(1)	23,139	24,585

		95,699

Health Care Facilities & Services - 5.3%
AMN Healthcare, Inc.,
5.13%, 10/1/24(1)	22,469	22,750
CHS/Community Health Systems, Inc.,
7.13%, 7/15/20	14,925	14,533
6.25%, 3/31/23	15,800	16,311
Eagle Holding Co. II LLC,
7.63%, 5/15/22(1) (2)	26,225	26,979

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.7% continued
Health Care Facilities & Services - 5.3% continued
Envision Healthcare Corp.,
6.25%, 12/1/24(1)	$19,275	$20,576
HCA, Inc.,
5.50%, 6/15/47	27,475	28,437
RegionalCare Hospital Partners Holdings, Inc.,
8.25%, 5/1/23(1)	27,950	29,976
Team Health Holdings, Inc.,
6.38%, 2/1/25(1)	28,900	28,033
Tenet Healthcare Corp.,
8.13%, 4/1/22	25,425	26,982
4.63%, 7/15/24(1)	5,927	5,934
THC Escrow Corp. III,
4.63%, 7/15/24(1)	7,598	7,619

		228,130

Homebuilders - 1.8%
AV Homes, Inc.,
6.63%, 5/15/22(1)	25,700	26,503
Century Communities, Inc.,
5.88%, 7/15/25(1)	20,975	20,870
TRI Pointe Group, Inc.,
5.25%, 6/1/27	10,375	10,401
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
5.88%, 6/15/24	17,485	18,447

		76,221

Industrial Other - 0.7%
Ahern Rentals, Inc.,
7.38%, 5/15/23(1)	17,575	14,411
BlueLine Rental Finance Corp./BlueLine Rental LLC,
9.25%, 3/15/24(1)	14,125	14,690

		29,101

Internet Media - 0.2%
VeriSign, Inc.,
4.75%, 7/15/27(1)	7,525	7,610

Investment Companies - 0.9%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.75%, 2/1/24	28,536	29,752
Prospect Capital Corp.,
5.88%, 3/15/23	8,193	8,458

		38,210

Machinery Manufacturing - 0.5%
Xerium Technologies, Inc.,
9.50%, 8/15/21	21,725	23,083

Managed Care - 0.8%
MPH Acquisition Holdings LLC,
7.13%, 6/1/24(1)	30,650	32,681

Media Non-Cable - 1.1%
National CineMedia LLC,
5.75%, 8/15/26	24,775	24,032
Sterling Entertainment Enterprises LLC,
9.75%, 12/15/19	23,800	24,454

		48,486

Metals & Mining - 2.6%
AK Steel Corp.,
7.63%, 10/1/21	16,175	16,827
7.00%, 3/15/27	8,350	8,622
Aleris International, Inc.,
9.50%, 4/1/21(1)	22,210	22,838
Commercial Metals Co.,
7/15/27(4)	9,900	10,086
Freeport-McMoRan, Inc.,
5.45%, 3/15/43	23,725	20,458
Joseph T Ryerson & Son, Inc.,
11.00%, 5/15/22(1)	28,252	31,960

		110,791

Oil & Gas Services & Equipment - 0.6%
Rowan Cos., Inc.,
7.38%, 6/15/25	28,569	26,641

Pharmaceuticals - 1.6%
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.,
7.50%, 10/1/24(1)	31,510	34,189
JPR Royalty Sub LLC,
14.00%, 9/1/20(1) (5)	8,000	4,000
Valeant Pharmaceuticals International,
6.38%, 10/15/20(1)	33,400	32,356

		70,545

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.7% continued
Pipeline - 3.7%
American Midstream Partners L.P./American Midstream Finance Corp.,
8.50%, 12/15/21(1)	$23,869	$23,929
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.00%, 5/15/23	18,566	18,195
Global Partners L.P./GLP Finance Corp.,
7.00%, 6/15/23	25,679	25,550
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
7.25%, 2/15/21	22,980	23,210
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/1/23	23,150	22,832
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	27,557	27,970
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.88%, 3/1/27	19,745	19,646

		161,332

Power Generation - 1.7%
Calpine Corp.,
5.50%, 2/1/24	27,805	26,345
Dynegy, Inc.,
7.63%, 11/1/24	24,030	23,309
NRG Energy, Inc.,
7.25%, 5/15/26	22,025	22,796

		72,450

Property & Casualty Insurance - 1.2%
Hub Holdings LLC/Hub Holdings Finance, Inc.,
8.13%, 7/15/19(1) (2)	8,150	8,170
HUB International Ltd.,
7.88%, 10/1/21(1)	22,506	23,463
USIS Merger Sub, Inc.,
6.88%, 5/1/25(1)	21,475	21,851

		53,484

Publishing & Broadcasting - 2.2%
CBS Radio, Inc.,
7.25%, 11/1/24(1)	29,350	30,231
Lee Enterprises, Inc.,
9.50%, 3/15/22(1)	33,796	34,810
Sirius XM Radio, Inc.,
8/1/27(1) (4)	29,112	29,330

		94,371

Real Estate - 1.0%
Crescent Communities LLC/Crescent Ventures, Inc.,
8.88%, 10/15/21(1)	27,020	28,371
Howard Hughes (The) Corp.,
5.38%, 3/15/25(1)	12,775	13,062

		41,433

Real Estate Investment Trusts - 1.5%
ESH Hospitality, Inc.,
5.25%, 5/1/25(1)	8,910	9,233
iStar, Inc.,
6.00%, 4/1/22	24,150	24,754
Uniti Group, Inc./CSL Capital LLC,
8.25%, 10/15/23	11,175	11,510
7.13%, 12/15/24(1)	18,850	18,715

		64,212

Refining & Marketing - 1.8%
Citgo Holding, Inc.,
10.75%, 2/15/20(1)	28,404	30,854
Murphy Oil USA, Inc.,
5.63%, 5/1/27	22,710	23,618
PBF Holding Co. LLC/ PBF Finance Corp.,
7.25%, 6/15/25(1)	25,725	24,793

		79,265

Restaurants - 0.6%
Landry’s, Inc.,
6.75%, 10/15/24(1)	26,085	26,704

Retail - Consumer Discretionary - 1.8%
Asbury Automotive Group, Inc.,
6.00%, 12/15/24	13,713	13,953
FirstCash, Inc.,
5.38%, 6/1/24(1)	5,125	5,349
L Brands, Inc.,
6.88%, 11/1/35	7,800	7,527
Penske Automotive Group, Inc.,
5.50%, 5/15/26	24,334	24,213

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.7% continued
Retail - Consumer Discretionary - 1.8% continued
Sonic Automotive, Inc.,
6.13%, 3/15/27(1)	$26,000	$25,870

		76,912

Retail - Consumer Staples - 0.4%
C&S Group Enterprises LLC,
5.38%, 7/15/22(1)	16,560	16,312

Software & Services - 2.2%
Infor US, Inc.,
6.50%, 5/15/22	8,158	8,444
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.,
6.00%, 7/15/25(1)	5,925	6,103
Nuance Communications, Inc.,
5.63%, 12/15/26(1)	21,000	22,417
Rackspace Hosting, Inc.,
8.63%, 11/15/24(1)	27,725	29,527
Sophia L.P./Sophia Finance, Inc.,
9.00%, 9/30/23(1)	29,080	30,243

		96,734

Supermarkets & Pharmacies - 1.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
5.75%, 3/15/25(1)	25,658	23,862
Cumberland Farms, Inc.,
6.75%, 5/1/25(1)	24,225	25,497

		49,359

Utilities - 0.2%
AES Corp.,
6.00%, 5/15/26	9,885	10,577

Waste & Environment Services & Equipment - 1.1%
Advanced Disposal Services, Inc.,
5.63%, 11/15/24(1)	22,065	22,727
Covanta Holding Corp.,
5.88%, 7/1/25	24,340	23,610

		46,337

Wireless Telecommunications Services - 2.0%
Sprint Capital Corp.,
6.88%, 11/15/28	8,350	9,282
8.75%, 3/15/32	10,233	12,894
Sprint Corp.,
7.88%, 9/15/23	16,170	18,595
7.63%, 2/15/25	16,425	18,909
Trilogy International Partners LLC/ Trilogy International Finance, Inc.,
8.88%, 5/1/22(1)	24,300	25,302

		84,982

Wireline Telecommunications Services - 1.6%
Frontier Communications Corp.,
10.50%, 9/15/22	30,465	29,132
GCI, Inc.,
6.88%, 4/15/25	11,166	12,073
Windstream Services LLC,
7.75%, 10/15/20	11,975	12,065
7.75%, 10/1/21	10,692	10,051
Zayo Group LLC/Zayo Capital, Inc.,
5.75%, 1/15/27(1)	5,950	6,225

		69,546

Total Corporate Bonds (Cost $2,931,617)		2,974,323

FOREIGN ISSUER BONDS - 21.9%
Airlines - 1.2%
Virgin Australia Holdings Ltd.,
7.88%, 10/15/21(1)	28,425	29,669
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC,
7.75%, 6/1/20(1)	29,169	20,418

		50,087

Auto Parts Manufacturing - 0.6%
Dana Financing Luxembourg S.a.r.l.,
6.50%, 6/1/26(1)	23,760	25,290

Banks - 1.1%
ING Groep N.V.,
6.50%, 4/16/25(3)	25,735	27,042
UniCredit S.p.A.,
5.86%, 6/19/32(1) (6)	18,225	18,712

		45,754

Cable & Satellite - 2.2%
Altice Financing S.A.,
7.50%, 5/15/26(1)	26,395	29,298
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	30,125	28,468
7/15/25(1) (4)	8,525	8,514

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 21.9% continued
Cable & Satellite - 2.2% continued
VTR Finance B.V.,
6.88%, 1/15/24(1)	$7,913	$8,388
Ziggo Secured Finance B.V.,
5.50%, 1/15/27(1)	22,250	22,723

		97,391

Chemicals - 1.4%
INEOS Group Holdings S.A.,
5.63%, 8/1/24(1)	22,471	23,173
NOVA Chemicals Corp.,
4.88%, 6/1/24(1)	13,850	13,798
5.25%, 6/1/27(1)	18,150	18,059
Venator Finance S.a.r.l./Venator Materials Corp.,
7/15/25(1) (4)	6,000	6,060

		61,090

Containers & Packaging - 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
7.25%, 5/15/24(1)	21,275	23,270

Diversified Banks - 3.5%
BNP Paribas S.A.,
7.63%, 3/30/21(1) (3)	10,304	11,334
Credit Agricole S.A.,
7.88%, 1/23/24(1) (3)	26,362	28,990
Credit Suisse Group A.G.,
7.50%, 12/11/23(1) (3)	25,032	28,068
HSBC Holdings PLC,
6.00%, 5/22/27(3)	29,075	30,064
Royal Bank of Scotland Group PLC,
7.50%, 8/10/20(3)	14,375	14,835
8.63%, 8/15/21(3)	10,280	11,205
Standard Chartered PLC,
7.50%, 4/2/22(1) (3)	27,225	29,131

		153,627

Food & Beverage - 0.7%
Marfrig Holdings Europe B.V.,
8.00%, 6/8/23(1)	30,375	30,837

Foreign Wireless - 0.8%
SFR Group S.A.,
7.38%, 5/1/26(1)	31,800	34,503

Integrated Oils - 0.5%
Petrobras Global Finance B.V.,
6.88%, 1/20/40	6,875	6,514
6.75%, 1/27/41	5,225	4,900
Petroleos Mexicanos,
6.50%, 6/2/41	9,900	9,831

		21,245

Metals & Mining - 4.5%
Alcoa Nederland Holding B.V.,
7.00%, 9/30/26(1)	23,100	25,352
ArcelorMittal,
7.25%, 3/1/41	19,662	21,677
Constellium N.V.,
6.63%, 3/1/25(1)	22,250	21,304
First Quantum Minerals Ltd.,
7.25%, 4/1/23(1)	13,600	13,294
7.50%, 4/1/25(1)	5,680	5,552
Kinross Gold Corp.,
4.50%, 7/15/27(1)	17,825	17,781
Petra Diamonds US Treasury PLC,
7.25%, 5/1/22(1)	24,201	24,769
Teck Resources Ltd.,
6.00%, 8/15/40	8,575	8,618
6.25%, 7/15/41	14,950	15,511
Vale Overseas Ltd.,
6.88%, 11/21/36	11,325	12,146
Vedanta Resources PLC,
6.38%, 7/30/22(1)	26,925	27,011

		193,015

Oil & Gas Services & Equipment - 1.8%
Ensco PLC,
4.50%, 10/1/24	9,192	7,078
5.75%, 10/1/44	37,436	24,521
Noble Holding International Ltd.,
7.75%, 1/15/24	26,489	20,959
Transocean, Inc.,
6.80%, 3/15/38	11,550	8,431
Weatherford International Ltd.,
8.25%, 6/15/23	17,950	17,950

		78,939

Paper & Packaging - 0.5%
Coveris Holdings S.A.,
7.88%, 11/1/19(1)	20,953	20,639

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 21.9% continued
Pharmaceuticals - 0.5%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
6.00%, 7/15/23(1)	$27,125	$22,799

Property & Casualty Insurance - 0.6%
KIRS Midco 3 PLC,
8.63%, 7/15/23(1)	24,900	25,211

Technology - 0.5%
Sixsigma Networks Mexico S.A. de C.V.,
8.25%, 11/7/21(1)	23,292	23,306

Wireless Telecommunications Services - 1.0%
Digicel Group Ltd.,
8.25%, 9/30/20(1)	23,564	22,030
Millicom International Cellular S.A.,
6.00%, 3/15/25(1)	18,825	19,755

		41,785

Total Foreign Issuer Bonds (Cost $929,731)		948,788

TERM LOANS - 3.1%(6)
Consumer Services - 0.5%
TruGreen L.P., Initial Term Loan,
6.63%, 4/13/23	22,441	22,582

Department Stores - 0.6%
J.C. Penney Corp., Inc., Loan,
5.45%, 6/23/23	26,589	26,250

Hardware - 0.3%
CPI International, Inc., Term B Loan,
8.46%, 4/7/22	11,325	11,296

Pharmaceuticals - 0.5%
Alvogen Pharma US, Inc., Loan,
6.23%, 4/1/22	21,484	21,144

Refining & Marketing - 0.7%
Citgo Holding, Inc., Term Loan,
9.80%, 5/12/18	9,269	9,326
Gulf Finance LLC, Tranche B Term Loan,
6.55%, 8/25/23	21,583	20,018

		29,344

Retail - Consumer Discretionary - 0.5%
Bass Pro Group LLC, Initial Term Loan,
6.30%, 12/15/23	23,900	23,196

Total Term Loans (Cost $135,533)		133,812

	NUMBER OF SHARES	VALUE (000S)

PREFERRED STOCKS - 0.5%
Banks - 0.5%
GMAC Capital Trust I	919,209	$24,083

Total Preferred Stocks (Cost $22,426)		24,083

INVESTMENT COMPANIES - 6.0%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(7) (8)	260,523,882	260,524

Total Investment Companies (Cost $260,524)		260,524

Total Investments - 100.2% (Cost $4,279,831)		4,341,530

Liabilities less Other Assets - (0.2%)		(9,877)

NET ASSETS - 100.0%		$4,331,653

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(3)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the perpetual call date.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2017.
(5)	Restricted security that has been deemed illiquid. At June 30, 2017, the value of this restricted illiquid security amounted to $4,000,000 or 0.1% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	$8,000

(6)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued	JUNE 30, 2017 (UNAUDITED)

(8)	7-day current yield as of June 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	1.7%
BB	19.4
B	50.3
CCC	21.3
Not Rated	1.3
Cash Equivalents	6.0

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$2,974,323	$—	$2,974,323
Foreign Issuer Bonds(1)	—	948,788	—	948,788
Term Loans(1)	—	133,812	—	133,812
Preferred Stocks(1)	24,083	—	—	24,083
Investment Companies	260,524	—	—	260,524

Total Investments	$284,607	$4,056,923	$—	$4,341,530

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$4,284,285

Gross tax appreciation of investments	$110,920
Gross tax depreciation of investments	(53,675)

Net tax appreciation of investments	$57,245

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$192,157	$613,744	$545,377	$281	$260,524

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT BOND FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.7%
Commercial Mortgage-Backed Securities - 6.6%
Commercial Mortgage Trust, Series 2014-CR16, Class A2
3.04%, 4/10/47	$2,230	$2,268
Commercial Mortgage Trust, Series 2014-CR19, Class A2
2.97%, 8/10/47	490	498
Commercial Mortgage Trust, Series 2014-LC15, Class A2
2.84%, 4/10/47	5,375	5,449
Commercial Mortgage Trust, Series 2015-PC1, Class A2
3.15%, 7/10/50	1,950	1,995
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2
3.05%, 4/15/47	5,655	5,764
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A2
3.18%, 9/15/47	620	634
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A2
3.02%, 1/15/48	900	919
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2
2.77%, 10/15/48	1,182	1,202
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A2
2.92%, 5/15/48	880	898
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2
2.92%, 2/15/47	700	711
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2
2.85%, 6/15/47	2,200	2,238
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2
3.12%, 8/15/47	1,947	1,989
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2
3.10%, 12/15/47	1,270	1,303
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2
2.98%, 7/15/50	905	923
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2
2.63%, 5/15/48	430	435
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2
3.02%, 7/15/58	2,770	2,828
WFRBS Commercial Mortgage Trust, Series 2013-UBS1, Class A2
2.93%, 3/15/46	520	527
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2
3.04%, 5/15/47	2,055	2,095

		32,676

Credit Card - 5.7%
BA Credit Card Trust, Series 2017-A1, Class A1
1.95%, 8/15/22	5,000	5,017
Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4
1.33%, 6/15/22	5,000	4,958
Capital One Multi-Asset Execution Trust, Series 2016-A6, Class A6
1.82%, 9/15/22	4,630	4,631
Chase Issuance Trust, Series 2016-A5, Class A5
1.27%, 7/15/21	4,714	4,671
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1
1.75%, 11/19/21	4,610	4,606
Discover Card Execution Note Trust, Series 2016-A4, Class A4
1.39%, 3/15/22	4,370	4,333

		28,216

Other - 1.4%
CNH Equipment Trust, Series 2016-B, Class A3
1.63%, 8/15/21	600	599

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.7% continued
Other - 1.4% continued
CNH Equipment Trust, Series 2016-C, Class A3
1.44%, 12/15/21	$710	$705
CNH Equipment Trust, Series 2017-A, Class A3
2.07%, 5/16/22	5,645	5,676

		6,980

Total Asset-Backed Securities (Cost $68,057)		67,872

CORPORATE BONDS - 40.6%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.,
1.85%, 11/23/18	795	796
United Technologies Corp.,
1.50%, 11/1/19	1,900	1,891

		2,687

Automobiles Manufacturing - 4.1%
American Honda Finance Corp.,
1.70%, 2/22/19	335	335
1.20%, 7/12/19	590	584
2.25%, 8/15/19	673	679
1.52%, 2/14/20(1)	623	626
Daimler Finance North America LLC,
1.60%, 8/3/17(2)	50	50
1.63%, 3/2/18(1) (2)	350	351
1.65%, 3/2/18(2)	1,215	1,216
Ford Motor Credit Co. LLC,
1.68%, 9/8/17	1,691	1,691
2.55%, 10/5/18	3,100	3,120
2.94%, 1/8/19	2,400	2,431
General Motors Financial Co., Inc.,
2.71%, 1/14/22(1)	620	632
Hyundai Capital America,
2.00%, 7/1/19(2)	1,000	992
Nissan Motor Acceptance Corp.,
2.00%, 3/8/19(2)	2,545	2,547
2.25%, 1/13/20(2)	1,885	1,890
Toyota Motor Credit Corp.,
1.55%, 10/18/19	1,065	1,060
1.95%, 4/17/20	1,105	1,105
Volkswagen Group of America Finance LLC,
1.60%, 11/20/17(2)	1,040	1,039

		20,348

Banks - 4.2%
Bank of America N.A.,
2.05%, 12/7/18	655	658
BB&T Corp.,
1.82%, 6/15/20(1)	1,175	1,181
1.95%, 4/1/22(1)	1,380	1,389
Capital One N.A.,
2.35%, 1/31/20	2,950	2,951
2.32%, 1/30/23(1)	2,685	2,701
Citibank N.A.,
1.61%, 3/20/19(1)	1,210	1,212
2.10%, 6/12/20	1,395	1,395
Citizens Bank N.A.,
1.75%, 3/2/20(1)	475	475
Discover Bank,
2.60%, 11/13/18	199	201
Fifth Third Bank,
2.38%, 4/25/19	625	629
HSBC USA, Inc.,
2.00%, 8/7/18	945	948
PNC Bank N.A.,
1.80%, 11/5/18	865	866
1.95%, 3/4/19	675	676
2.00%, 5/19/20	750	749
SunTrust Bank,
2.25%, 1/31/20	795	798
US Bank N.A.,
1.40%, 4/26/19	2,060	2,047
Wells Fargo Bank N.A.,
1.75%, 5/24/19	1,780	1,777

		20,653

Biotechnology - 0.6%
Amgen, Inc.,
2.20%, 5/11/20	1,425	1,432
Roche Holdings, Inc.,
1.64%, 9/30/19(1) (2)	1,620	1,625

		3,057

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.6% continued
Cable & Satellite - 0.6%
Comcast Corp.,
6.30%, 11/15/17	$1,275	$1,297
5.70%, 5/15/18	1,265	1,310
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(2)	420	420

		3,027

Casinos & Gaming - 0.1%
Eldorado Resorts, Inc.,
7.00%, 8/1/23	425	460

Chemicals - 0.8%
E.I. du Pont de Nemours & Co.,
4.63%, 1/15/20	1,145	1,215
Sherwin-Williams (The) Co.,
2.25%, 5/15/20	1,775	1,779
Tronox Finance LLC,
7.50%, 3/15/22(2)	775	798

		3,792

Commercial Finance - 0.4%
Air Lease Corp.,
2.13%, 1/15/20	1,860	1,851

Communications Equipment - 0.2%
Cisco Systems, Inc.,
1.40%, 2/28/18	810	810
1.70%, 3/1/19(1)	150	151

		961

Consumer Finance - 1.7%
Ally Financial, Inc.,
3.25%, 2/13/18	1,000	1,006
American Express Co.,
4.90%, 3/15/20(3)	1,320	1,342
American Express Credit Corp.,
1.65%, 3/3/20(1)	730	732
2.38%, 5/26/20	190	192
1.92%, 3/3/22(1)	1,395	1,404
Capital One Bank USA N.A.,
2.25%, 2/13/19	940	942
Capital One Financial Corp.,
1.94%, 5/12/20(1)	1,235	1,241
2.17%, 3/9/22(1)	735	734
Synchrony Financial,
1.88%, 8/15/17	865	865

		8,458

Consumer Products - 0.4%
Kimberly-Clark Corp.,
1.40%, 2/15/19	555	554
Procter & Gamble (The) Co.,
1.90%, 11/1/19	1,370	1,376

		1,930

Consumer Services - 0.3%
ADT (The) Corp.,
4.13%, 6/15/23	545	540
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(2)	500	543
Service Corp. International,
5.38%, 1/15/22	550	567

		1,650

Diversified Banks - 4.9%
Bank of America Corp.,
2.36%, 3/22/18(1)	1,248	1,256
2.32%, 1/20/23(1)	1,390	1,405
Citigroup, Inc.,
5.80%, 11/15/19(3)	3,515	3,664
1.95%, 1/10/20(1)	1,750	1,763
2.45%, 1/10/20	2,370	2,384
2.63%, 9/1/23(1)	765	779
JPMorgan Chase & Co.,
7.90%, 4/30/18(3)	1,370	1,424
2.25%, 1/23/20	3,007	3,016
5.30%, 5/1/20(3)	875	911
1.77%, 3/9/21(1)	1,455	1,455
1.88%, 6/1/21(1)	1,660	1,662
2.06%, 4/25/23(1)	2,000	2,001
Wells Fargo & Co.,
7.98%, 3/15/18(3)	1,370	1,423
2.15%, 1/30/20	580	582
2.60%, 7/22/20	465	472

		24,197

Electrical Equipment Manufacturing - 0.8%
General Electric Co.,
2.20%, 1/9/20	1,015	1,024

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.6% continued
Electrical Equipment Manufacturing - 0.8% continued
Honeywell International, Inc.,
1.40%, 10/30/19	$2,510	$2,493
Roper Technologies, Inc.,
1.85%, 11/15/17	560	561

		4,078

Entertainment Content - 0.2%
Walt Disney (The) Co.,
1.65%, 1/8/19	555	556
0.88%, 7/12/19	420	414

		970

Exploration & Production - 0.1%
QEP Resources, Inc.,
6.88%, 3/1/21	410	425

Financial Services - 3.8%
Charles Schwab (The) Corp.,
1.50%, 3/10/18	1,280	1,280
4.63%, 3/1/22(3)	1,070	1,093
Goldman Sachs Group (The), Inc.,
2.30%, 12/13/19	1,395	1,399
5.38%, 5/10/20(3)	400	420
2.28%, 4/26/22(1)	2,215	2,232
2.27%, 6/5/23(1)	3,710	3,712
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.25%, 2/1/22	1,000	1,042
Morgan Stanley,
2.54%, 2/1/19(1)	1,090	1,107
2.65%, 1/27/20	2,120	2,142
1.98%, 2/14/20(1)	760	763
2.56%, 4/21/21(1)	1,685	1,729
2.34%, 1/20/22(1)	990	1,000
2.55%, 10/24/23(1)	840	855

		18,774

Food & Beverage - 2.9%
Anheuser-Busch InBev Finance, Inc.,
1.57%, 2/1/19(1)	1,500	1,503
1.90%, 2/1/19	441	442
Coca-Cola (The) Co.,
1.38%, 5/30/19	1,045	1,041
Constellation Brands, Inc.,
3.88%, 11/15/19	2,625	2,727
General Mills, Inc.,
1.40%, 10/20/17	1,000	999
Lamb Weston Holdings, Inc.,
4.88%, 11/1/26(2)	570	591
Molson Coors Brewing Co.,
1.90%, 3/15/19(2)	1,940	1,937
2.25%, 3/15/20(2)	2,015	2,015
PepsiCo, Inc.,
1.35%, 10/4/19	2,406	2,385
1.85%, 4/30/20	870	869

		14,509

Hardware - 0.0%
NetApp, Inc.,
2.00%, 12/15/17	162	162

Health Care Facilities & Services - 0.1%
Cardinal Health, Inc.,
2.40%, 11/15/19	575	578

Home & Office Products Manufacturing - 0.3%
Newell Brands, Inc.,
2.15%, 10/15/18	1,405	1,409

Home Improvement - 0.3%
ServiceMaster (The) Co. LLC,
5.13%, 11/15/24(2)	775	802
Stanley Black & Decker, Inc.,
2.45%, 11/17/18	900	909

		1,711

Industrial Other - 0.1%
United Rentals North America, Inc.,
5.50%, 5/15/27	390	402

Integrated Oils - 0.7%
Chevron Corp.,
1.35%, 11/15/17	820	820
1.10%, 12/5/17	1,333	1,332
Exxon Mobil Corp.,
1.31%, 3/6/18	515	515
1.71%, 3/1/19	815	817

		3,484

Life Insurance - 0.4%
New York Life Global Funding,
1.55%, 11/2/18(2)	445	444

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.6% continued
Life Insurance - 0.4% continued
Principal Life Global Funding II,
2.15%, 1/10/20(2)	$1,425	$1,427

		1,871

Machinery Manufacturing - 1.7%
Caterpillar Financial Services Corp.,
1.35%, 5/18/19	1,320	1,309
1.67%, 1/10/20(1)	940	946
1.81%, 6/6/22(1)	1,380	1,383
John Deere Capital Corp.,
1.60%, 7/13/18	955	956
1.95%, 3/4/19	1,230	1,235
1.44%, 10/9/19(1)	1,625	1,629
1.54%, 3/13/20(1)	1,145	1,147

		8,605

Managed Care - 0.6%
Aetna, Inc.,
1.70%, 6/7/18	410	410
UnitedHealth Group, Inc.,
1.40%, 10/15/17	65	65
1.40%, 12/15/17	605	605
1.90%, 7/16/18	885	888
1.70%, 2/15/19	795	795

		2,763

Mass Merchants - 0.2%
Costco Wholesale Corp.,
1.75%, 2/15/20	920	918

Medical Equipment & Devices Manufacturing - 1.0%
Becton Dickinson and Co.,
2.40%, 6/5/20	1,610	1,612
Danaher Corp.,
1.65%, 9/15/18	555	555
Medtronic, Inc.,
1.50%, 3/15/18	945	945
Zimmer Biomet Holdings, Inc.,
2.00%, 4/1/18	2,000	2,004

		5,116

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.,
3.55%, 3/1/22	500	469

Oil & Gas Services & Equipment - 0.2%
Noble Holding US LLC/Noble Drilling Services 6 LLC/Noble Drilling Holding LLC,
7.50%, 3/15/19	1,055	1,058

Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co.,
1.75%, 3/1/19	380	381
Johnson & Johnson,
1.13%, 3/1/19	985	980
Pfizer, Inc.,
2.10%, 5/15/19	360	363

		1,724

Pipeline - 0.6%
Enterprise Products Operating LLC,
1.65%, 5/7/18	1,365	1,364
Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	760	837
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 5/1/23	775	794

		2,995

Power Generation - 0.3%
Exelon Generation Co. LLC,
2.95%, 1/15/20	1,535	1,559

Property & Casualty Insurance - 0.4%
Berkshire Hathaway, Inc.,
2.10%, 8/14/19	2,100	2,116

Publishing & Broadcasting - 0.3%
21st Century Fox America, Inc.,
7.25%, 5/18/18	460	482
CBS Radio, Inc.,
7.25%, 11/1/24(2)	765	788
NBCUniversal Enterprise, Inc.,
1.84%, 4/15/18(1) (2)	440	442

		1,712

Real Estate - 0.4%
ESH Hospitality, Inc.,
5.25%, 5/1/25(2)	385	399
Howard Hughes (The) Corp.,
5.38%, 3/15/25(2)	870	889

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.6% continued
Real Estate - 0.4% continued
iStar, Inc.,
6.50%, 7/1/21	$840	$880

		2,168

Retail - Consumer Discretionary - 0.7%
eBay, Inc.,
2.15%, 6/5/20	600	600
Home Depot (The), Inc.,
1.37%, 6/5/20(1)	1,230	1,231
Lowe’s Cos., Inc.,
1.15%, 4/15/19	500	495
Penske Automotive Group, Inc.,
5.50%, 5/15/26	950	945

		3,271

Semiconductors - 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.38%, 1/15/20(2)	750	751
KLA-Tencor Corp.,
2.38%, 11/1/17	510	511
QUALCOMM, Inc.,
1.65%, 5/20/20(1)	1,090	1,095
2.10%, 5/20/20	1,160	1,165

		3,522

Software & Services - 0.5%
International Business Machines Corp.,
5.70%, 9/14/17	440	444
1.37%, 2/6/18(1)	250	250
Microsoft Corp.,
1.30%, 11/3/18	1,065	1,063
Oracle Corp.,
1.74%, 1/15/19(1)	555	560
2.25%, 10/8/19	306	310

		2,627

Supermarkets & Pharmacies - 0.5%
CVS Health Corp.,
1.90%, 7/20/18	1,180	1,183
2.25%, 8/12/19	632	636
2.80%, 7/20/20	525	534

		2,353

Tobacco - 0.6%
Reynolds American, Inc.,
2.30%, 6/12/18	1,850	1,858
3.25%, 6/12/20	930	958

		2,816

Transportation & Logistics - 0.3%
PACCAR Financial Corp.,
1.75%, 8/14/18	1,090	1,093
1.65%, 2/25/19	560	559

		1,652

Utilities - 1.7%
CenterPoint Energy Resources Corp.,
6.13%, 11/1/17	45	46
Dominion Energy, Inc.,
1.88%, 1/15/19	1,520	1,517
Georgia Power Co.,
2.00%, 3/30/20	1,825	1,819
Great Plains Energy, Inc.,
2.50%, 3/9/20	1,840	1,857
NextEra Energy Capital Holdings, Inc.,
2.06%, 9/1/17	1,065	1,065
Public Service Electric & Gas Co.,
2.30%, 9/15/18	16	16
Public Service Enterprise Group, Inc.,
1.60%, 11/15/19	1,935	1,914
Southern (The) Co.,
1.30%, 8/15/17	430	430

		8,664

Waste & Environment Services & Equipment - 0.2%
Advanced Disposal Services, Inc.,
5.63%, 11/15/24(2)	760	783

Wireless Telecommunications Services - 0.8%
AT&T, Inc.,
1.40%, 12/1/17	1,200	1,199
2.23%, 6/30/20(1)	1,180	1,195
Verizon Communications, Inc.,
1.55%, 8/15/19(1)	1,465	1,465

		3,859

Total Corporate Bonds (Cost $201,455)		202,194

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 15.0%
Banks - 6.5%
Canadian Imperial Bank of Commerce,
1.97%, 6/16/22(1)	$1,680	$1,682
Commonwealth Bank of Australia,
1.75%, 11/7/19(2)	1,773	1,758
1.94%, 3/10/22(1) (2)	930	930
Danske Bank A/S,
1.72%, 3/2/20(1) (2)	1,510	1,513
DBS Group Holdings Ltd.,
1.71%, 6/8/20(1) (2) (4)	2,640	2,643
ING Bank N.V.,
1.80%, 3/16/18(2)	1,095	1,096
2.05%, 8/17/18(2)	1,500	1,503
ING Groep N.V.,
2.45%, 3/29/22(1)	2,365	2,404
Macquarie Bank Ltd.,
1.60%, 10/27/17(2)	3,135	3,135
Mizuho Bank Ltd.,
1.80%, 3/26/18(2)	2,210	2,212
National Australia Bank Ltd.,
1.75%, 1/10/20(1) (2)	640	643
National Bank of Canada,
2.15%, 6/12/20	1,325	1,322
Skandinaviska Enskilda Banken AB,
1.50%, 9/13/19	1,300	1,285
1.81%, 9/13/19(1) (2)	2,040	2,048
Sumitomo Mitsui Banking Corp.,
1.76%, 10/19/18	1,390	1,388
2.45%, 1/16/20	200	201
Svenska Handelsbanken AB,
1.71%, 9/6/19(1)	1,520	1,527
Swedbank AB,
1.94%, 3/14/22(1) (2)	705	706
Toronto-Dominion Bank (The),
1.95%, 1/22/19	810	813
Westpac Banking Corp.,
1.74%, 8/19/19(1)	2,190	2,199
1.65%, 3/6/20(1)	1,520	1,521

		32,529

Cable & Satellite - 0.3%
Altice Financing S.A.,
6.63%, 2/15/23(2)	650	690
Ziggo Secured Finance B.V.,
5.50%, 1/15/27(2)	755	771

		1,461

Commercial Finance - 0.5%
Aircastle Ltd.,
5.00%, 4/1/23	1,225	1,308
4.13%, 5/1/24	1,060	1,080

		2,388

Consumer Products - 0.7%
Reckitt Benckiser Treasury Services PLC,
1.86%, 6/24/22(1) (2) (4)	3,170	3,173

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
7.25%, 5/15/24(2)	530	580

Diversified Banks - 2.7%
Bank of Nova Scotia (The),
1.86%, 3/7/22(1)	1,390	1,391
Credit Agricole S.A.,
1.96%, 4/15/19(1) (2)	2,000	2,014
HSBC Holdings PLC,
5.63%, 1/17/20(3)	1,705	1,742
2.80%, 1/5/22(1)	1,225	1,260
Mitsubishi UFJ Financial Group, Inc.,
2.09%, 2/22/22(1)	1,220	1,232
Mizuho Financial Group, Inc.,
2.14%, 2/28/22(1)	1,350	1,356
Nordea Bank AB,
1.88%, 9/17/18(2)	820	821
5.50%, 9/23/19(2) (3)	1,430	1,452
Royal Bank of Canada,
1.71%, 7/30/18(1)	620	623
1.59%, 3/2/20(1)	810	810
Royal Bank of Scotland Group PLC,
2.65%, 5/15/23(1)	835	842

		13,543

Electrical Equipment Manufacturing - 1.1%
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19(2)	1,670	1,649
1.56%, 9/13/19(1) (2)	1,670	1,676
1.86%, 3/16/22(1) (2)	1,625	1,640

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 15.0% continued
Electrical Equipment Manufacturing - 1.1% continued
Tyco Electronics Group S.A.,
6.55%, 10/1/17	$660	$668

		5,633

Financial Services - 0.9%
UBS A.G.,
2.20%, 6/8/20(2)	3,185	3,187
UBS Group Funding Switzerland A.G.,
2.41%, 5/23/23(1) (2)	1,385	1,406

		4,593

Food & Beverage - 0.7%
Danone S.A.,
1.69%, 10/30/19(2)	1,775	1,761
Suntory Holdings Ltd.,
1.65%, 9/29/17(2)	1,495	1,495

		3,256

Integrated Oils - 0.2%
Shell International Finance B.V.,
1.38%, 9/12/19	1,060	1,052

Machinery Manufacturing - 0.4%
Pentair Finance S.A.,
1.88%, 9/15/17	1,070	1,071
2.65%, 12/1/19	805	811

		1,882

Metals & Mining - 0.1%
FMG Resources (August 2006) Pty. Ltd.,
9.75%, 3/1/22(2)	505	575

Pharmaceuticals - 0.7%
Allergan Funding SCS,
2.35%, 3/12/18	1,270	1,275
Shire Acquisitions Investments Ireland DAC,
1.90%, 9/23/19	2,405	2,394

		3,669

Wireline Telecommunications Services - 0.1%
Deutsche Telekom International Finance B.V.,
2.23%, 1/17/20(2)	325	325

Total Foreign Issuer Bonds (Cost $74,420)		74,659

U.S. GOVERNMENT AGENCIES - 1.2%(5)
Fannie Mae - 0.1%
Pool #555649,
7.50%, 10/1/32	23	25
Pool #893082,
3.28%, 9/1/36(1)	156	166
Pool #AD0915,
5.50%, 12/1/38	55	62
Pool #AI3471,
5.00%, 6/1/41	173	189

		442

Federal Farm Credit Bank - 0.4%
1.21%, 3/16/20(1)	2,060	2,063

Freddie Mac - 0.0%
Pool #1B3617,
3.28%, 10/1/37(1)	158	168

Freddie Mac Gold - 0.1%
Pool #A92650,
5.50%, 6/1/40	244	270

Government National Mortgage Association - 0.6%
Series 2011-41, Class PA,
4.00%, 1/20/41	737	749
Series 2012-123, Class A,
1.04%, 7/16/46	1,788	1,646
Series 2013-12, Class KA,
1.50%, 12/16/43	12	12
Series 2013-17, Class AF,
1.21%, 11/16/43	595	578

		2,985

Total U.S. Government Agencies (Cost $6,058)		5,928

U.S. GOVERNMENT OBLIGATIONS - 27.9%
U.S. Treasury Inflation Indexed Notes - 4.9%
0.13%, 4/15/18	8,975	9,460
1.38%, 7/15/18	13,110	15,102

		24,562

U.S. Treasury Notes - 23.0%
1.25%, 4/30/19	28,525	28,455
1.50%, 5/15/20	85,135	85,038
1.50%, 6/15/20	1,000	999

		114,492

Total U.S. Government Obligations (Cost $139,350)		139,054

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.9%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(6) (7)	4,626,652	$4,627

Total Investment Companies (Cost $4,627)		4,627

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.43%, 8/3/17(8) (9)	$1,000	$999

Total Short-Term Investments (Cost $999)		999

Total Investments - 99.5% (Cost $494,966)		495,333

Other Assets less Liabilities - 0.5%		2,570

NET ASSETS - 100.0%		$497,903

(1)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the perpetual call date.
(4)	Restricted security that has been deemed illiquid. At June 30, 2017, the value of these restricted illiquid securities amounted to approximately $5,816,000 or 1.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
DBS Group Holdings Ltd.,
1.71%, 6/8/20	6/1/17	$2,640

Reckitt Benckiser Treasury Services PLC,
1.86%, 6/24/22	6/21/17	3,170

(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2017 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Security pledged related to the Fund’s investment in futures contracts during the period. As of June 30, 2017, the Fund did not hold any open futures contracts.

Percentages shown are based on Net Assets.

At June 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	28.9%
U.S. Agency	0.6
AAA	14.2
AA	7.3
A	25.2
BBB	18.0
BB	2.8
B	1.7
CCC	0.4
Cash Equivalents	0.9

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued	JUNE 30, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$67,872	$—	$67,872
Corporate Bonds(1)	—	202,194	—	202,194
Foreign Issuer Bonds(1)	—	74,659	—	74,659
U.S. Government Agencies(1)	—	5,928	—	5,928
U.S. Government Obligations(1)	—	139,054	—	139,054
Investment Companies	4,627	—	—	4,627
Short-Term Investments	—	999	—	999

Total Investments	$4,627	$490,706	$—	$495,333

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$494,966

Gross tax appreciation of investments	$1,631
Gross tax depreciation of investments	(1,264)

Net tax appreciation of investments	$367

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$4,816	$143,019	$143,208	$17	$4,627

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.6%(1)
Fannie Mae - 22.2%
0.00%, 10/9/19(2)	$950	$911
1.50%, 2/28/20	2,000	1,995
1.88%, 4/5/22	2,000	1,994
Pool #555649,
7.50%, 10/1/32	44	48
Pool #893082,
3.28%, 9/1/36(3)	417	443
Pool #AB6782,
2.50%, 11/1/27	979	991
Pool #AL1869,
3.00%, 6/1/27	669	688
Pool #AO7970,
2.50%, 6/1/27	898	908
Pool #AS7568,
4.50%, 7/1/46	3,704	3,974
Pool #AS8807,
3.50%, 2/1/47	1,469	1,510
Pool #BD1165,
3.00%, 10/1/46	1,249	1,249
Pool #BE5651,
3.00%, 2/1/47	789	788
Pool #MA2864,
3.50%, 1/1/47	1,016	1,044
Pool #MA2907,
4.00%, 2/1/47	1,679	1,766
Pool #MA2929,
3.50%, 3/1/47	1,024	1,052
Pool #MA2995,
4.00%, 5/1/47	1,656	1,742
Pool TBA,
7/17/47(4)	2,900	2,979
7/17/47(4)	2,900	3,049

		27,131

Federal Home Loan Bank - 0.6%
3.00%, 9/11/26	750	775

Freddie Mac - 6.7%
1.38%, 4/20/20	3,000	2,982
1.75%, 6/29/20	2,250	2,246
Pool #1J0365,
3.64%, 4/1/37(3)	430	455
Pool #1J2840,
3.15%, 9/1/37(3)	907	966
Pool #1Q0323,
4.27%, 5/1/37(3)	1,451	1,533
Pool #410092,
2.79%, 11/1/24(3)	7	7

		8,189

Freddie Mac Gold - 1.9%
Pool #G08617,
4.50%, 11/1/44	890	953
Pool #V60613,
2.50%, 9/1/29	1,380	1,391

		2,344

Government National Mortgage Association - 3.2%
Series 2012-123, Class A,
1.04%, 7/16/46	2,090	1,924
Series 2013-12, Class KA,
1.50%, 12/16/43	122	121
Series 2013-17, Class AF,
1.21%, 11/16/43	1,895	1,842

		3,887

Total U.S. Government Agencies (Cost $42,675)		42,326

U.S. GOVERNMENT OBLIGATIONS - 59.9%
U.S. Treasury Inflation Indexed Notes - 0.1%
0.13%, 4/15/21	100	103

U.S. Treasury Notes - 59.8%
1.13%, 2/28/19	21,540	21,458
1.25%, 4/30/19	500	499
1.50%, 5/15/20	28,055	28,023
1.63%, 7/31/20	1,000	1,001
1.88%, 2/28/22	8,450	8,460
1.75%, 6/30/22	13,820	13,731

		73,172

Total U.S. Government Obligations (Cost $73,306)		73,275

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 9.4%
Northern Institutional Funds - U.S. Government Portfolio, 0.77%(5) (6)	11,464,287	$11,464

Total Investment Companies (Cost $11,464)		11,464

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.9%
U.S. Treasury Bill,
0.86%, 8/3/17(7) (8)	$1,150	$1,149
Total Short-Term Investments (Cost $1,149)		1,149

Total Investments - 104.8% (Cost $128,594)		128,214

Liabilities less Other Assets - (4.8%)		(5,888)

NET ASSETS - 100.0%		$122,326

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Zero coupon bond.
(3)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2017.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2017 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
2-Year U.S. Treasury Note	55	$11,886	Long	10/17	$(9)
10-Year U.S. Treasury Note	(32)	4,017	Short	9/17	4
U.S. Treasury Long Bond	(19)	2,920	Short	9/17	34

Total					$29

At June 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	61.1%
U.S. Agency	29.3
AA	0.7
Cash Equivalents	8.9

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D ( in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$42,326	$—	$42,326
U.S. Government Obligations(1)	—	73,275	—	73,275
Investment Companies	11,464	—	—	11,464
Short-Term Investments	—	1,149	—	1,149

Total Investments	$11,464	$116,750	$—	$128,214

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$38	$—	$—	$38
Liabilities
Futures Contracts	(9)	—	—	(9)

Total Other Financial Instruments	$29	$—	$—	$29

(1)	Classifications as defined in the Schedule of Investments

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$128,615

Gross tax appreciation of investments	$238
Gross tax depreciation of investments	(639)

Net tax depreciation of investments	$(401)

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$5,564	$132,094	$126,194	$17	$11,464

EXPLANATION OF ABBREVIATIONS & ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

TBA - To be Announced

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 8.5%
Automobiles Manufacturing - 1.8%
Ford Motor Credit Co. LLC,
2.55%, 10/5/18	$2,000	$2,013
2.56%, 3/28/22(1)	22,341	22,489
General Motors Financial Co., Inc.,
3.22%, 1/15/19(1)	32,000	32,624
Hyundai Capital America,
2.40%, 10/30/18(2)	12,500	12,526

		69,652

Banks - 1.5%
Capital One N.A.,
1.65%, 2/5/18	10,000	9,996
2.35%, 8/17/18	5,500	5,522
2.35%, 1/31/20	15,000	15,005
Citizens Bank N.A.,
1.60%, 12/4/17	16,000	15,995
KeyBank N.A.,
1.60%, 8/22/19	4,000	3,970
MUFG Americas Holdings Corp.,
1.63%, 2/9/18	5,000	4,999

		55,487

Consumer Finance - 0.3%
Synchrony Financial,
2.40%, 2/3/20(1)	9,000	9,068

Diversified Banks - 1.0%
Bank of America Corp.,
2.36%, 3/22/18(1)	2,000	2,012
2.20%, 1/15/19(1)	5,000	5,063
Citigroup, Inc.,
1.80%, 2/5/18	5,000	5,004
1.93%, 4/8/19(1)	18,000	18,116
2.05%, 6/7/19	8,000	8,005

		38,200

Financial Services - 1.2%
Goldman Sachs Group (The), Inc.,
2.30%, 12/13/19	25,000	25,068
Morgan Stanley,
2.44%, 4/25/18(1)	4,000	4,035
2.45%, 2/1/19	5,500	5,537
2.56%, 4/21/21(1)	10,000	10,262

		44,902

Oil & Gas Services & Equipment - 0.5%
Schlumberger Holdings Corp.,
2.35%, 12/21/18(2)	20,000	20,119

Pharmaceuticals - 0.3%
AbbVie, Inc.,
1.80%, 5/14/18	10,000	10,013

Refining & Marketing - 0.1%
Phillips 66,
1.89%, 4/15/20(1) (2) (3)	4,400	4,409

Semiconductors - 0.4%
QUALCOMM, Inc.,
1.65%, 5/20/20(1)	16,411	16,485

Tobacco - 0.5%
Philip Morris International, Inc.,
2.00%, 2/21/20	13,835	13,864
Reynolds American, Inc.,
2.30%, 6/12/18	5,000	5,022

		18,886

Wireless Telecommunications Services - 0.9%
Verizon Communications, Inc.,
2.99%, 9/14/18(1)	4,000	4,073
2.25%, 3/16/22(1)	30,000	30,352

		34,425

Total Corporate Bonds (Cost $319,395)		321,646

FOREIGN ISSUER BONDS - 3.8%
Automobiles Manufacturing - 0.1%
Hyundai Capital Services, Inc.,
1.63%, 8/30/19(2)	5,000	4,905

Banks - 1.3%
ING Groep N.V.,
2.45%, 3/29/22(1)	15,030	15,278
Sumitomo Mitsui Banking Corp.,
1.95%, 7/23/18	15,000	15,040
Westpac Banking Corp.,
1.60%, 8/19/19	19,000	18,852

		49,170

Diversified Banks - 1.2%
HSBC Holdings PLC,
2.85%, 5/25/21(1)	10,000	10,344

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 3.8% continued
Diversified Banks - 1.2% continued
Societe Generale S.A.,
2.38%, 10/1/18(1)	$24,000	$24,161
Sumitomo Mitsui Financial Group, Inc.,
2.90%, 3/9/21(1)	10,000	10,301

		44,806

Financial Services - 0.7%
UBS Group Funding Switzerland A.G.,
2.74%, 9/24/20(1) (2)	25,000	25,457

Pharmaceuticals - 0.5%
Allergan Funding SCS,
2.35%, 3/12/18	9,500	9,540
Mylan N.V.,
3.00%, 12/15/18	10,000	10,135

		19,675

Total Foreign Issuer Bonds (Cost $142,510)		144,013

U.S. GOVERNMENT AGENCIES - 0.6%(4)
Fannie Mae - 0.6%
0.88%, 8/2/19	24,000	23,711

Total U.S. Government Agencies (Cost $23,972)		23,711

U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Treasury Notes - 1.5%
0.75%, 7/31/18	30,000	29,824
0.75%, 7/15/19	30,000	29,612

		59,436

Total U.S. Government Obligations (Cost $59,986)		59,436

MUNICIPAL BONDS - 63.4%
Alabama - 2.3%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Bonds, Series A,
5.00%, 9/1/19	2,000	2,167
Alabama State G.O. Unlimited Bonds, Series B,
5.00%, 11/1/18	5,045	5,311
Alabama State HFA MFH Revenue Bonds, Series D, Summit Ridge Apartments Project (FHA Insured),
1.35%, 7/1/19(5)	2,885	2,880
Alabama State Public School & College Authority Capital Improvement Revenue Bonds, Prerefunded,
5.00%, 12/1/17(6)	40,000	40,698
Alabama State Public School & College Authority Revenue Refunding Bonds, Series B,
5.00%, 1/1/20	24,500	26,827
Mobile IDB PCR Bonds, Alabama Power Company Barry Plant Project,
1.85%, 3/24/20(5)	10,000	10,057
Mobile Warrants G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/19	1,295	1,376

		89,316

Alaska - 0.5%
Alaska State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/18	4,900	5,105
Anchorage General Purpose G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/18	12,085	12,639

		17,744

Arizona - 1.2%
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/19	2,700	2,813
Phoenix Civic Improvement Corp. Subordinated Excise TRB, Series A,
5.00%, 7/1/19	5,000	5,386
Phoenix G.O. Limited Refunding Bonds, Series C,
4.00%, 7/1/19	10,650	11,269
Phoenix G.O. Unlimited Refunding Bonds,
5.00%, 7/1/18	11,000	11,451
5.00%, 7/1/19	8,000	8,623

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.4% continued
Arizona - 1.2% continued
Phoenix IDA Revenue Bonds, La Palmilla Apartments Project,
1.10%, 11/1/18	$4,500	$4,493

		44,035

California - 9.5%
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AT,
1.21%, 12/1/17(5)	9,000	8,999
California State Earthquake Authority Taxable Revenue Bonds,
1.82%, 7/1/17	2,500	2,500
California State Floating G.O. Unlimited Refunding Bonds, Series A,
1.36%, 5/1/18(5)	9,000	9,013
California State G.O. Unlimited Bonds,
5.00%, 8/1/18	9,510	9,930
California State G.O. Unlimited Refunding Bonds,
5.00%, 3/1/18	12,125	12,459
5.00%, 8/1/18	16,100	16,811
California State Health Facilities Financing Authority Revenue Refunding Bonds, Lucile Packard Stanford Hospital,
5.00%, 8/15/17	2,000	2,011
California State Index Floating Rate G.O. Unlimited Bonds, Series D,
1.56%, 12/1/17(5)	5,000	5,005
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, The J. Paul Getty Trust,
1.19%, 4/2/18(5)	21,350	21,362
California State Municipal Finance Authority MFH Revenue Bonds, Series A, Stevenson House Apartments,
0.85%, 11/1/17	3,000	2,998
California State Municipal Finance Authority Solid Waste Refunding Revenue Bonds,
1.05%, 10/2/17(5)	5,000	5,000
California State Public Works Board Lease Revenue Bonds, Series H,
5.00%, 12/1/17	7,280	7,407
California State Various Purpose G.O. Unlimited Bonds,
5.50%, 4/1/18	4,000	4,139
California Statewide Communities Development Authority MFH Revenue Bonds, Series F, La Puente Park Apartments,
1.20%, 10/1/18(5)	5,000	4,998
Los Angeles Community College District G.O. Unlimited Bonds, Series G,
3.00%, 8/1/17	4,000	4,008
Los Angeles County G.O. Unlimited TRANS,
6/29/18(7)	25,000	26,010
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Proposition A First Tier Senior,
5.00%, 7/1/18	6,280	6,537
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT),
5.00%, 5/15/18	1,500	1,552
5.00%, 5/15/19	2,000	2,140
Los Angeles G.O. Unlimited TRANS,
6/28/18(7)	50,000	52,012
Metropolitan Water District of Southern California State Variable Subordinate Revenue Bonds, Series C,
7/18/18(8)	6,500	6,500
Metropolitan Water District of Southern California State Variable Subordinate Revenue Refunding Bonds, Series D,
7/18/18(8)	25,000	25,000
Metropolitan Water District of Southern California State Variable Subordinate Revenue Refunding Bonds, Series E,
7/18/18(8)	20,000	20,001

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.4% continued
California - 9.5% continued
Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
1.38%, 7/1/18(1) (2) (3)	$7,000	$6,993
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/19	3,600	3,894
Orange County Sanitation District Revenue Refunding Bonds COPS, Series B, Certificates Anticipation Notes,
2.00%, 12/15/18	47,000	47,705
Riverside Water Variable Revenue Refunding Bonds, Series A,
1.54%, 1/15/20(5)	6,000	6,002
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series R-3,
5.00%, 7/1/18	10,000	10,414
San Francisco Bay Area Toll Bridge Authority Index Rate Revenue Refunding Bonds,
1.46%, 4/1/21(5)	28,500	28,587
Santa Clara Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 7/1/17	1,725	1,725

		361,712

Colorado - 0.8%
Colorado State HFA Corp. MFH Revenue Bonds, Traditions Englewood Project,
0.90%, 12/1/17	4,225	4,225
Denver City & County Airport System Revenue Bonds, Series D (AMT) (NATL Insured),
5.25%, 11/15/18	18,050	18,334
E-470 Public Highway Authority Senior Variable Revenue Refunding Bonds, Libor Index,
1.87%, 9/1/21(5)	6,000	6,020

		28,579

Connecticut - 2.5%
Connecticut State G.O. Unlimited Bonds,
5.00%, 8/1/18	15,000	15,605
Connecticut State G.O. Unlimited Bonds, Series A, SIFMA Index,
1.33%, 3/1/18(1)	2,500	2,502
Connecticut State G.O. Unlimited Bonds, Series B, SIFMA Index,
1.40%, 3/1/19(1)	1,500	1,501
Connecticut State G.O. Unlimited Bonds, Series D, SIFMA Index,
1.79%, 8/15/18(1)	1,500	1,501
Connecticut State G.O. Unlimited Bonds, Series E,
4.00%, 10/15/19	8,000	8,416
Connecticut State Health & Educational Facilities Authority Adjustable Revenue Bonds, Series U2, Yale University,
1.00%, 2/6/19(5)	17,435	17,375
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University,
1.00%, 7/1/19(5)	16,300	16,220
Connecticut State Special Tax Obligation Revenue Bonds, Series A,
3.00%, 8/1/17	4,800	4,809
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A,
4.00%, 9/1/17	2,000	2,010
Fairfield G.O Unlimited BANS,
7/12/18(7)	5,000	5,075
Greenwich G.O. Unlimited Bonds,
5.00%, 1/15/19	11,600	12,315
5.00%, 1/15/20	5,500	6,041
Hartford County Metropolitan District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/18	2,280	2,360

		95,730

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.4% continued
Florida - 2.9%
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/18	$2,500	$2,619
Broward County Airport System Revenue Refunding Bonds, Series C (AMT),
5.00%, 10/1/17	4,125	4,168
Citizens Property Insurance Corp. Revenue Bonds, Series A1,
5.00%, 6/1/18	3,400	3,460
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1,
5.00%, 6/1/18	6,870	7,115
5.00%, 6/1/19	9,355	10,023
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, Coastal Account,
5.00%, 6/1/18	12,200	12,635
Citizens Property Insurance Corp. Senior Secured Variable Revenue Bonds, Series A-2,
1.76%, 6/1/18(1)	14,000	13,979
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 1/1/18	25,000	25,518
Florida State Department of Environmental Protection Preservation Revenue Refunding Bonds,
5.00%, 7/1/17	6,200	6,201
Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation,
5.00%, 7/1/18	2,000	2,081
Jacksonville Special Revenue Bonds, Series A-1, Escrowed to Maturity,
5.00%, 10/1/17	1,185	1,197
Jacksonville Special Revenue Bonds, Series A-1, Unrefunded Balance,
5.00%, 10/1/17	815	823
JEA Electric System Subordinated Revenue Refunding Bonds, Series A,
5.00%, 10/1/18	3,000	3,147
Lakeland Energy System Revenue Refunding Bonds,
1.66%, 10/1/17(1)	1,000	1,000
Miami-Dade County Aviation International Airport Revenue Bonds, Series D (AGM Insured), Prerefunded,
5.25%, 10/1/17(6)	3,000	3,033
Miami-Dade County Aviation Revenue Bonds, Series C (AMT), Miami International Airport (AGM Insured),
5.25%, 10/1/18	7,975	8,061
Monroe County School District Sales TRB (AGM Insured),
4.00%, 10/1/19	2,100	2,228
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds,
5.00%, 10/1/18	4,000	4,200

		111,488

Georgia - 2.0%
Atlanta Airport General Revenue Refunding Bonds, Series A,
5.00%, 1/1/19	6,170	6,531
Atlanta Water & Wastewater Revenue Bonds, Series A (NATL Insured),
5.50%, 11/1/18	15,305	16,215
Clark County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 9/1/19	2,500	2,708
Douglas County Sales Tax G.O. Unlimited Bonds,
5.00%, 4/1/20	2,000	2,204
Gwinnett County School District G.O. Unlimited Bonds, Prerefunded,
5.00%, 2/1/18(6)	1,365	1,398
Gwinnett County School District Sales Tax G.O. Unlimited Bonds, Series A, Escrowed to Maturity,
4.50%, 10/1/17	440	444
Gwinnett County School District Sales Tax G.O. Unlimited Bonds, Series A, Unrefunded Balance,
4.50%, 10/1/17	4,060	4,098
Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue Bonds, Series A,
1.21%, 7/1/25(1)	22,500	22,500

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.4% continued
Georgia - 2.0% continued
Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue Bonds, Series B, Second Indenture,
1.19%, 7/1/25(1)	$8,175	$8,175
Peach County Development Authority Student Housing Facilities Revenue Bonds, USG Real Estate Foundation LLC,
1.20%, 10/1/18	7,750	7,729
Richmond County Board of Education Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/18	4,500	4,724

		76,726

Hawaii - 0.1%
Hawaii State G.O. Unlimited Bonds, Series FB,
5.00%, 4/1/19	3,000	3,205

Idaho - 1.4%
Idaho State G.O. Unlimited TANS,
6/29/18(7)	50,000	51,495

Illinois - 0.6%
Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien,
5.00%, 1/1/19	7,700	8,139
Illinois State Finance Authority Revenue Bonds, University of Chicago, Prerefunded,
5.00%, 7/1/17(6)	15,000	15,002

		23,141

Indiana - 2.4%
Indiana Health Facility Financing Authority Revenue Bonds, Ascension Health Credit Group,
4.00%, 3/1/19(5)	42,500	44,372
Indiana State Finance Authority Revenue Refunding Bonds, Series A, State Revolving Fund,
5.00%, 2/1/19	1,500	1,594
Indiana State Health Facility Financing Authority Variable Revenue Bonds, Ascension Health Subordinate Credit,
1.15%, 12/1/17(5)	1,845	1,846
Indiana State Transportation Finance Authority Revenue Refunding Bonds, Series B (NATL Insured),
5.50%, 12/1/18	5,000	5,313
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series D (AMT), Indianapolis Airport Authority,
4.00%, 1/1/18	5,000	5,074
5.00%, 1/1/19	3,820	4,036
Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America,
1.66%, 12/2/19(5)	30,000	29,935

		92,170

Kansas - 1.1%
City of Olathe G.O. Unlimited Bonds Temporary Notes, Series A,
8/1/18(7)	10,000	10,097
Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-5, Libor Index,
1.14%, 9/1/18(1)	7,000	6,996
1.22%, 9/1/19(1)	6,565	6,560
Kansas State Department of Transportation Highway Convertible Revenue Bonds, Series B-1, Prerefunded,
5.00%, 9/1/18(6)	15,000	15,699
Kansas State Development Finance Authority Revolving Funds Revenue Bonds, Series K, Department of Health,
5.00%, 3/1/18	1,900	1,952

		41,304

Kentucky - 0.4%
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue BANS, Series E-1,
3.00%, 11/1/18	5,000	5,116

FIXED INCOME FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.4% continued
Kentucky - 0.4% continued
Louisville & Jefferson County Metropolitan Government Environmental Facilities Revenue Refunding Bonds, Louisville Gas and Electric Company Project,
1.25%, 6/3/19(5)	$9,500	$9,483

		14,599

Louisiana - 1.1%
Ernest N Morial-New Orleans Exhibit Hall Authority Special Tax Refunding Bonds,
4.00%, 7/15/17	1,000	1,001
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A, Second Lien, Libor Index,
1.33%, 5/1/18(5)	19,000	19,029
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series B-2, Second Lien, Libor Index,
1.41%, 5/1/18(5)	21,500	21,468
Shreveport Water & Sewer Improvement G.O. Unlimited Bonds,
4.00%, 9/1/17	1,000	1,005

		42,503

Maine - 0.0%
Maine State Turnpike Authority Revenue Bonds (AMBAC Insured), Prerefunded,
5.25%, 7/1/17(6)	2,000	2,000

Maryland - 4.5%
Anne Arundel County G.O. Limited Refunding Bonds,
5.00%, 10/1/17	12,000	12,127
5.00%, 10/1/18	6,500	6,825
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 8/1/17	5,425	5,445
Baltimore County G.O. Unlimited Bonds,
5.00%, 2/1/19	3,000	3,187
Baltimore County Metropolitan District 78th Issue G.O. Unlimited Bonds,
5.00%, 2/1/18	1,500	1,536
Baltimore Wastewater Projects Subordinate Revenue Bonds, Series C,
3.00%, 7/1/17	760	760
Maryland State Department of Transportation Consolidated Revenue Refunding Bonds,
4.00%, 9/1/19	24,650	26,176
Maryland State G.O. Unlimited Bonds, First Series,
5.00%, 6/1/19	18,000	19,343
Maryland State G.O. Unlimited Bonds, Second Series A, Local Facilities Loan,
5.00%, 8/1/18	2,300	2,401
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/18	25,300	25,992
Maryland State G.O. Unlimited Refunding Bonds, First Series B,
4.50%, 8/1/17	5,000	5,016
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series C, Johns Hopkins Health System,
1.65%, 11/15/17(5)	5,000	5,009
1.65%, 11/15/17(5)	4,945	4,954
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Johns Hopkins Health System,
1.40%, 5/15/18(5)	9,500	9,528
1.42%, 5/15/18(5)	19,625	19,687
Maryland State Stadium Authority Revenue Bonds, Baltimore City Public Schools,
5.00%, 5/1/18	1,500	1,551
5.00%, 5/1/19	1,250	1,339
Montgomery County G.O. Unlimited Bonds, Series B,
5.00%, 12/1/17	5,000	5,088
5.00%, 12/1/18	14,000	14,791

		170,755

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.4% continued
Massachusetts - 1.5%
Massachusetts State Development Finance Agency Revenue Bonds, Series A, Harvard University, Escrowed to Maturity,
5.00%, 11/15/17	$585	$594
Massachusetts State Development Finance Agency Revenue Bonds, Series A, Harvard University, Unrefunded Balance,
5.00%, 11/15/17	1,415	1,437
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University,
5.00%, 7/15/19	2,775	2,995
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series M, Partners Healthcare,
1.46%, 1/30/18(5)	24,580	24,603
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series E-2, Caregroup Issue, Prerefunded,
5.38%, 7/1/18(6)	4,720	4,930
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series A, University of Massachusetts,
1.15%, 4/1/19(5)	3,000	2,997
Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured), Prerefunded,
4.50%, 8/15/17(6)	10,000	10,046
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/18	1,000	1,054
Springfield G.O. Limited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/18	3,000	3,129
University of Massachusetts Building Authority Revenue Refunding Bonds,
5.00%, 11/1/19	6,000	6,532

		58,317

Michigan - 0.3%
Dearborn School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/18	6,270	6,476
Grand Rapids Water Supply System Revenue Refunding Bonds,
5.00%, 1/1/18	2,000	2,041
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Bonds, Series A,
5.00%, 1/1/19	1,240	1,313
Michigan State Hospital Finance Authority Revenue Bonds, Ascension Health Credit Group, Prerefunded,
0.95%, 2/1/18(9)	195	195
Warren Downtown Development G.O. Limited Tax Refunding Bonds,
2.00%, 10/1/17	900	903

		10,928

Minnesota - 1.4%
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series A (School District Credit Program),
4.00%, 2/1/18	1,840	1,873
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Alternative Facility (School District Credit Program),
4.00%, 2/1/18	1,830	1,863
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/19	13,070	14,119
Minnesota State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/19	10,750	11,613
Minnesota State Rural Water Finance Authority Public Project Construction Revenue Notes,
2.00%, 10/1/17	8,000	8,021
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
4.00%, 8/1/17	1,900	1,905

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.4% continued
Minnesota - 1.4% continued
Orono Independent School District No. 278 Building G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
4.00%, 2/1/19	$3,070	$3,209
Todd Morrison Cass & Wadena Counties United Hospital District Healthcare Revenue BANS, Series A, Lakewood Health System,
1.30%, 12/1/18	6,590	6,583
University of Minnesota State Supported Stadium Debt Revenue Refunding Bonds,
5.00%, 8/1/17	2,695	2,705

		51,891

Mississippi - 0.2%
South Central Regional Medical Center Hospital Revenue Refunding Bonds, Facilities Improvement & Refinancing Project,
1.70%, 3/1/20	7,000	7,027

Missouri - 0.2%
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
4.00%, 5/1/18	1,775	1,820
Missouri State Board of Public Buildings Special Obligation Revenue Bonds, Series A,
3.00%, 4/1/18	1,500	1,524
4.00%, 4/1/19	5,000	5,254

		8,598

Municipal States Pooled Securities - 0.1%
BB&T Municipal Trust Certificates Revenue Bonds, Class C (Rabobank Nederland LOC),
1.61%, 11/15/17(1) (2) (3)	3,179	3,177

Nebraska - 0.1%
Lincoln Electric System Revenue Refunding Bonds,
5.00%, 9/1/19	3,000	3,252

Nevada - 2.3%
Clark County Airport Revenue Bonds, Series B (AMT), Junior Subordinate Lien, Escrowed to Maturity,
5.00%, 7/1/17	21,060	21,062
Clark County Airport Subordinate Revenue Refunding Bonds, Series A-1 (AMT),
5.00%, 7/1/18	11,470	11,917
Clark County Airport System Revenue Refunding Bonds, Series A-1 (AMT), Subordinate Lien,
5.00%, 7/1/17	10,000	10,001
Clark County G.O. Limited Refunding Bank Bonds, Series A,
5.00%, 11/1/17	19,000	19,266
Clark County G.O. Limited Refunding Bonds, Series A,
5.00%, 7/1/17	14,400	14,402
Clark County PCR Refunding Bonds, Nevada Power Co.,
1.60%, 5/21/20(5)	4,100	4,105
Clark County School District G.O. Limited Bonds, Series D,
5.00%, 6/15/18	4,000	4,152
Las Vegas Valley Water District Improvement G.O. Limited Refunding Bonds, Series A,,
3.00%, 6/1/18	1,000	1,019

		85,924

New Jersey - 0.3%
Monmouth County G.O. Unlimited Bonds,
5.00%, 7/15/19	1,000	1,079
Morris County Improvement Authority Revenue Refunding Bonds, Gtd. Loan (County Gtd.),
3.00%, 5/1/18	2,250	2,290
New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Princeton University,
5.00%, 7/1/17	2,000	2,000
New Jersey State Housing & Mortgage Finance Agency Multifamily Revenue Refunding Bonds, Series B,
1.25%, 5/1/19	5,500	5,483

		10,852

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.4% continued
New Mexico - 0.9%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 7/1/17	$2,200	$2,200
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B, Subordinate Lien,
5.00%, 7/1/17	1,200	1,200
New Mexico State Capital Projects G.O. Unlimited Bonds,
5.00%, 3/1/18	11,000	11,301
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services,
5.00%, 8/1/17	1,385	1,390
New Mexico State Municipal Energy Acquisition Authority Gas Supply Variable Revenue Bonds, Subseries B,
1.57%, 8/1/19(5)	16,450	16,422

		32,513

New York - 4.6%
Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series C,
1.74%, 11/1/18(5)	13,100	13,154
Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3C,
1.36%, 11/1/19(5)	5,425	5,426
Metropolitan Transportation Authority Revenue Bonds, Series A,
5.00%, 11/15/18	1,630	1,719
Metropolitan Transportation Authority Variable Revenue Bonds, Series B,
1.17%, 11/1/17(5)	4,000	4,000
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries D2 (AGM Insured),
1.45%, 5/15/18(5)	9,425	9,448
1.42%, 4/6/20(5)	5,500	5,523
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-4,
1.66%, 11/1/17(5)	8,010	8,023
New York City Housing Development Corp. MFH Revenue Bonds, Series D-1-B,
1.35%, 5/1/18	7,000	7,002
New York G.O. Unlimited Bonds, Series E,
5.00%, 8/1/17	2,685	2,695
New York G.O. Unlimited Bonds, Series I,
5.00%, 8/1/17	3,025	3,036
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/17	8,500	8,530
4.00%, 8/1/18	5,000	5,160
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, NYU Hospital Center, Prerefunded,
5.00%, 7/1/17(6)	4,000	4,000
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, St. Johns University (NATL Insured), Prerefunded,
5.25%, 7/1/17(6)	10,420	10,421
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,
5.00%, 10/1/18	1,000	1,051
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E,
2.00%, 3/15/18	1,500	1,512
New York State Dormitory Authority Sales TRB, Series A, Group A,
5.00%, 3/15/19	11,640	12,424
New York State Dormitory Authority State Supported Debt Revenue Refunding Bonds, Series A, Department of Health,
5.00%, 7/1/19	3,840	4,128

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.4% continued
New York - 4.6% continued
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series F (SonyMA/GNMA/FNMA/FHLMC Insured),
1.20%, 11/1/18	$6,550	$6,549
New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), Terminal One Group Association,
5.00%, 1/1/18	9,565	9,751
New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 9/15/17	26,280	26,510
5.00%, 9/15/18	17,240	18,088
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 197 (AMT),
5.00%, 11/15/19	4,405	4,784

		172,934

North Carolina - 0.1%
Wake County Public Improvement G.O. Unlimited Bonds,
5.00%, 9/1/17	5,670	5,711

Ohio - 4.5%
Allen County Hospital Facilities Adjustable Revenue Bonds, Series B, Mercy Health,
1.66%, 5/1/20(5)	50,000	49,998
Columbus G.O. Limited Bonds, Series B,
2.00%, 7/1/17	2,290	2,290
Columbus G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 7/1/18	1,000	1,041
Crawford County Hospital Facilities Revenue Refunding Bonds, Avita Health System,
1.43%, 11/1/17	23,500	23,509
Eaton Vance Ohio Municipal Income Trust Tax-Exempt Preferreds (AMT),
2.41%, 9/1/19(1) (2) (3)	11,400	11,388
Lancaster Port Authority Gas Variable Revenue Refunding Bonds,
1.54%, 8/1/19(5)	21,500	21,378
Northeast Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/17	3,000	3,046
Ohio State Common Schools G.O. Unlimited Bonds, Series A,
5.00%, 3/15/19	6,935	7,403
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/15/18	3,000	3,145
Ohio State G.O. Unlimited Bonds, Series B,
2.00%, 9/1/17	2,660	2,666
4.00%, 9/1/18	2,390	2,476
Ohio State G.O. Unlimited Bonds, Series C,
2.00%, 11/1/17	5,170	5,191
Ohio State Higher Educational Facility Commission Revenue Bonds, Series A-2, Cleveland Clinic Health System Obligation,
1.38%, 1/1/18(1)	2,000	1,998
Ohio State Housing Finance Agency Residential Mortgage Revenue Refunding Bonds, Series K (GNMA/FNMA/FHLMC Insured),
1.00%, 9/1/18	1,450	1,447
Ohio State Infrastructure Improvement G.O. Unlimited Bonds, Series B,
3.00%, 9/1/17	5,200	5,220
Ohio State Major New State Infrastructure Project Revenue Bonds, Series 2016-1,
5.00%, 12/15/18	2,500	2,644
Ohio State Major New State Infrastructure Project Revenue Refunding Bonds, Series B,
5.00%, 12/15/19	6,000	6,560
Ohio State Water Development Authority Solid Waste Revenue Bonds (AMT), Waste Management,
1.70%, 11/1/18(5)	11,215	11,221
University of Cincinnati Receipts Revenue Bonds, Series A, Floating Rate Notes,
1.27%, 6/1/18(1)	8,275	8,271

		170,892

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.4% continued
Oklahoma - 0.2%
Oklahoma Housing Finance Agency Collateralized Revenue Bonds, Savanna Landing Apartments,
0.85%, 7/1/18(5)	$6,000	$5,982

Oregon - 0.1%
Oregon State G.O. Unlimited Refunding Bonds, Series L,
5.00%, 8/1/19	2,160	2,334

Pennsylvania - 1.1%
North Penn Water Authority Variable Revenue Refunding Bonds,
1.23%, 11/1/19(1)	1,000	993
1.32%, 11/1/19(5)	4,280	4,260
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project,
1.55%, 12/3/18(5)	1,000	998
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, University of Pennsylvania Health System,
5.00%, 8/15/17	3,500	3,518
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-2,
1.61%, 12/1/19(1)	2,500	2,503
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series B-1,
1.51%, 12/1/18(1)	12,000	12,025
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.00%, 10/1/18	8,050	8,436
Swarthmore Borough Authority Revenue Refunding Bonds, Series A, Swarthmore College,
5.00%, 9/15/18	2,280	2,390
University Area Joint Authority Sewer Variable Revenue Refunding Bonds,
1.31%, 11/1/17(5)	5,400	5,400

		40,523

South Carolina - 0.2%
Beaufort County School District G.O. Unlimited Bonds, Series B (SCSDE Insured),
3/1/19(7)	5,000	5,319
Horry County School District G.O. Unlimited Refunding Bonds, Series B (SCSDE Insured),
5.00%, 3/1/18	3,560	3,659

		8,978

Tennessee - 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities,
7/1/19(8)	4,000	3,999
Metropolitan Government of Nashville & Davidson County Electric System Revenue Refunding Bonds, Series B,
5.00%, 5/15/19	2,000	2,146
Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds,
5.00%, 7/1/19	10,000	10,779
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding Bonds,
5.00%, 7/1/19	6,000	6,467
Monroe County G.O. Unlimited BANS,
1.20%, 6/15/19	5,000	4,987
Rutherford County Health and Educational Facilities Board MFH Revenue Bonds, Collateral Imperial Gardens Project,
0.95%, 7/1/18(1)	2,000	2,000
Shelby County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 4/1/18	10,000	10,308
Tennessee State G.O. Unlimited Bonds, Series A,
4.00%, 8/1/17	3,000	3,008
5.00%, 8/1/18	2,325	2,427

		46,121

Texas - 6.5%
Carrollton G.O. Limited Refunding & Improvement Bonds,
4.00%, 8/15/17	1,000	1,004

NORTHERN FUNDS QUARTERLY REPORT     12     FIXED INCOME FUNDS

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.4% continued
Texas - 6.5% continued
Dallas Independent School District Building Multi-Modal G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.),
5.00%, 2/15/19(5)	$3,000	$3,175
Georgetown Independent School District Variable G.O. Unlimited Refunding Bonds,
2.00%, 8/1/18(5)	5,000	5,031
Grapevine-Colleyville Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 8/15/19	2,830	3,060
Harlandale Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
2.00%, 8/15/18(5)	5,000	5,044
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Memorial Hermann Hospital,
1.49%, 12/1/19(5)	1,950	1,952
Houston Combined Utility System Revenue Refunding Bonds, Series C, First Lien,
5.00%, 11/15/18	1,000	1,054
Houston G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/19	9,000	9,570
Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.),
1.70%, 6/1/18(5)	12,500	12,576
Houston Independent Schoolhouse District G.O. Limited Bonds, Series A-2 (PSF-Gtd.),
3.00%, 6/1/19(5)	7,000	7,223
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/19	2,835	3,015
Houston Utility System Revenue Refunding Bonds, Series B, First Lien,
5.00%, 11/15/18	1,000	1,054
Irving G.O. Limited Refunding & Improvement Bonds,
5.50%, 9/15/18	3,000	3,162
Judson Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/1/19	1,980	2,070
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series C (PSF-Gtd.),
1.33%, 8/15/19(5)	7,750	7,756
Lewisville Refunding & Improvement G.O. Limited Bonds,
5.00%, 2/15/19	1,000	1,062
Lone Star College System G.O. Limited, Prerefunded,
5.00%, 8/15/18(6)	10,000	10,454
Midlothian Independent School District G.O. Unlimited Bonds, Series B (PSF-Gtd.),
2.50%, 8/1/18(5)	4,500	4,557
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds, Series A,
1.15%, 10/2/17(5)	5,000	5,000
Montgomery County G.O. Limited Tax Refunding Bonds, Series A,
5.00%, 3/1/19	3,000	3,198
North Texas Tollway Authority Revenue Refunding Bonds, Series A,
5.00%, 1/1/19	1,500	1,585
North Texas Tollway Authority Variable Revenue Refunding Bonds, Series A, First Tier,
1.71%, 1/1/19(5)	7,250	7,250
Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
1.45%, 6/1/20(5)	5,000	4,985
Nuveen Quality Municipal Income Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund,
1.81%, 11/1/18(1) (2) (3)	18,000	17,985
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/19	4,000	4,247

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.4% continued
Texas - 6.5% continued
San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B, Junior Lien,
1.75%, 12/1/18(5)	$12,000	$12,061
San Antonio G.O. Limited Bonds, Certificates of Obligation,
5.00%, 2/1/19	2,900	3,080
San Antonio G.O. Limited Refunding Bonds,
5.00%, 2/1/19	8,975	9,532
San Antonio G.O. Limited Tax Notes,
5.00%, 2/1/18	5,645	5,781
5.00%, 2/1/19	9,535	10,127
San Antonio Water System Variable Revenue Refunding Bonds, Series B, Junior Lien,
1.31%, 11/1/17(5)	21,500	21,506
Spring Branch Independent Schoolhouse District G.O. Unlimited Bonds (PSF-Gtd.),
3.00%, 6/18/19(5)	4,000	4,136
Texas State A&M University Financing System Revenue Bonds, Series A,
4.00%, 5/15/19	1,000	1,054
Texas State Transportation Commission Highway Improvement G.O. Unlimited Bonds,
5.00%, 4/1/18	10,000	10,311
Texas State Transportation Commission State Highway Fund Revenue Bonds, Series A,
5.00%, 10/1/19	10,000	10,869
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier,
5.00%, 4/1/18	9,000	9,277
Texas State University System Financing revenue Refunding Bonds, Series A,
5.00%, 3/15/18	2,015	2,072
5.00%, 3/15/19	3,400	3,622
Texas State Water Finance Assistance G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/18	3,000	3,131
5.00%, 8/1/19	8,000	8,644
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/19	1,000	1,068
University of Texas Permanent University Fund Revenue Refunding Bonds, Series A,
5.00%, 7/1/18	2,000	2,081
University of Texas Revenue Bonds, Series E,
5.00%, 8/15/19	2,000	2,162

		247,583

Utah - 0.4%
Salt Lake City TRANS,
6/29/18(7)	8,000	8,228
Salt Lake County G.O. Unlimited Bonds,
5.00%, 12/15/18	2,000	2,116
Utah State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/18	1,500	1,561
Utah State Housing Corp. MFH Revenue Notes, Boulder Pines Apartments Project,
1.20%, 4/1/18	2,000	2,001

		13,906

Virginia - 0.9%
Fairfax Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 4/1/19	2,500	2,671
Henrico County Public Improvement G.O. Unlimited Refunding Bonds,
5.00%, 7/15/19	3,000	3,235
Newport News G.O. Unlimited Refunding Bonds,
3.00%, 7/15/17	2,035	2,037
3.00%, 7/15/18	1,780	1,818
Virginia State Public School Authority School Financing Revenue Bonds (State Aid Withholding),
5.00%, 1/15/20	2,565	2,813
Virginia State Public School Authority School Technology & Security Notes Revenue Bonds, Series IV,
5.00%, 4/15/18	7,650	7,897

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.4% continued
Virginia - 0.9% continued
5.00%, 4/15/19	$11,000	$11,769
Virginia State Public School Authority Special Obligation Prince William County Revenue Refunding Bonds (State Aid Withholding),
5.00%, 8/1/18	2,400	2,505

		34,745

Washington - 1.9%
Central Puget Sound Regional Transportation Authority Sales & TRB, Series S-2A, Green Bonds,
1.61%, 11/1/18(5)	25,000	25,018
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 7/1/18	6,855	7,132
Grant County Public Utility District No. 2 Variable Revenue Bonds, Series K,
1.23%, 12/1/17(5)	10,000	10,007
King County G.O. Limited Refunding Bonds, Series E,
5.00%, 12/1/18	4,000	4,226
Washington State Housing Finance Commission Revenue Bonds, Series A, Royal Hills Apartments Project,
1.40%, 11/1/19	4,000	3,992
Washington State Housing Finance Commission Revenue Bonds, Series A, Trailside Village Apartments,
1.35%, 4/1/19	5,500	5,498
Washington State Refunding COPS, State & Local Agency Real & Person (State Intercept Program),
5.00%, 7/1/18	7,335	7,628
Washington State Various Purpose G.O. Unlimited Bonds, Series B,
5.00%, 2/1/20	7,625	8,371

		71,872

West Virginia - 0.1%
West Virginia State EDA Revenue BANS, Shepherd University Foundation,
1.20%, 2/1/18	5,535	5,535

Wisconsin - 1.0%
Wisconsin State Environmental Improvement Fund Revenue Bonds, Series A,
5.00%, 6/1/19	18,000	19,359
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/18	4,000	4,136
Wisconsin State G.O. Unlimited Bonds, Series C,
5.00%, 5/1/18	8,505	8,795
Wisconsin State Petroleum Inspection Fee Revenue Bonds, Series 1,
4.00%, 7/1/19	7,000	7,403

		39,693

Total Municipal Bonds (Cost $2,407,213)		2,405,790

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.1%
Northern Institutional Funds - U.S. Government Portfolio,
0.77%(10) (11)	116,795,326	$116,795

Total Investment Companies (Cost $116,795)		116,795

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 21.6%
Alaska State Housing Finance Corp. Home Mortgage Revenue Bonds, Series B,,
0.89%, 7/11/17(5)	$4,900	$4,900
Alaska State Industrial Development & Export Authority Revenue Refunding Bonds, Series A, Greater Fairbanks,,
0.86%, 7/11/17(5)	2,000	2,000
Arlington County G.O. Unlimited Bonds,
2.00%, 8/15/17	4,000	4,006
Augusta Housing Authority Revenue Bonds, Gardens At Harvest Point Apartments,
1.25%, 4/1/18(5)	17,000	17,000
Boston G.O. Unlimited Refunding Bonds, Series B,
5.00%, 3/1/18	2,000	2,055

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 21.6% continued
Burke County Development Authority Pollution Control Variable Revenue Bonds, Georgia Power Co. Plant Vogtle Project,
1.55%, 6/1/18(5)	$28,100	$28,110
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Transmission Co. Plant,
1.30%, 5/3/18(5)	12,000	12,025
Burlington Environmental Improvement Variable Revenue Refunding Bonds, Power & Light (Mizuho Bank Ltd. LOC),
0.97%, 7/10/17(5)	4,550	4,550
California State Health Facilities Financing Authority Variable Revenue Bonds, Series C, Kaiser Permanente,
0.90%, 7/10/17(5)	1,000	1,000
Charlotte COPS, Series G, 2003 Government Facilities Project,
0.89%, 7/10/17(5)	3,800	3,800
Clark County Airport System Variable Revenue Bonds, Series D-1, Subordinate Lien (Sumitomo Mitsubishi Banking LOC),
0.90%, 7/10/17(5)	1,210	1,210
Clark County Airport System Variable Revenue Bonds, Series D-3, Subordinate Lien (Bank of America LOC),
0.90%, 7/10/17(5)	10,000	10,000
Clark County Passenger Facility Charge Adjustable Revenue Refunding Bonds, Las Vegas McCarran International Airport (Union Bank LOC),
0.90%, 7/10/17(5)	5,520	5,520
Cleveland-Cuyahoga County Port Authority Variable Revenue Bonds, SPC Buildings 1 & 3, LLC (JPMorgan Chase Bank N.A. LOC),
0.88%, 7/10/17(5)	1,000	1,000
Cobb County Kennestone Hospital Authority Variable Revenue Bonds, Series A (Bank of America LOC),
0.92%, 7/10/17(5)	30,000	30,000
Colorado Sate Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Bethany Lutheran School Project (U.S. Bank N.A. LOC),
0.91%, 7/10/17(5)	6,265	6,265
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-2, Yale University,
0.90%, 2/1/18(5)	28,000	27,987
District of Columbia Revenue Bonds, Series A, Tranche 1,,
0.93%, 7/3/17(5)	1,000	1,000
Eaton Vance New York Municipal Income Trust Tax-Exempt Preferreds (AMT),
2.41%, 7/10/17(2) (3) (5)	11,000	10,989
Escambia County Solid Waste Disposal Revenue Bonds, Gulf Power Co. Project,
1.40%, 12/1/17(5)	8,000	8,007
Galveston Housing Finance Corp. Variable Revenue Refunding Bonds, Village by the Sea Apartments Projects (Fannie Mae LOC),
1.00%, 7/10/17(5)	5,090	5,090
Halifax Hospital Medical Center Variable Revenue Refunding & Improvement Bonds (JPMorgan Chase Bank N.A. LOC),
0.91%, 7/10/17(5)	10,000	10,000
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Refunding Bonds, Memorial Hermann Hospital,
0.91%, 7/10/17(5)	1,000	1,000
Highlands County Health Facilities Authority Revenue Refunding Bonds, Series I-5, Adventist Health System,,
0.90%, 7/11/17(5)	7,000	7,000
Houston Independent Schoolhouse District G.O. Limited Tax Bonds, Series B (PSF-Gtd.),
1.70%, 6/1/18(5)	5,500	5,530
Illinois State Development Finance Authority Variable Revenue Bonds, St. Ignatius College Project (PNC Bank LOC),
0.93%, 7/10/17(5)	6,100	6,100

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 21.6% continued
Illinois State Finance Authority Variable Revenue Bonds, North Park University Project (U.S. Bank N.A. LOC),
0.90%, 7/10/17(5)	$1,900	$1,900
Illinois State Finance Authority Variable Revenue Bonds, Series A-1, Northwestern Memorial Hospital,
0.91%, 7/10/17(5)	10,950	10,950
Illinois State Health Facilities Authority Variable Revenue Bonds, Evanston Hospital Corp.,
0.91%, 7/10/17(5)	10,000	10,000
Indiana Bond Bank Advance Funding Program Revenue Notes, Series A,
3.00%, 1/3/18	20,485	20,694
Indiana State Development Finance Authority Variable Revenue Bonds, Series A (AMT), PSI Energy, Inc. Projects,
1.08%, 7/10/17(5)	5,700	5,700
Indiana State Finance Authority Economic Development Revenue Refunding Bonds, Series B, Republic Services, Inc. Project,
1.05%, 9/1/17(5)	5,000	5,000
Indiana State Health Facility Financing Authority Revenue Bonds, Series A-3, Ascension Health Subordinate Credit Group,
4.00%, 8/1/17(5)	4,630	4,643
JEA Electric System Variable Revenue Bonds, Series Three-C-1,
0.91%, 7/10/17(5)	5,500	5,500
Kansas State Development Finance Authority MFH Variable Revenue Bonds, Series B (AMT), Boulevard Apartments (U.S. Bank N.A. LOC),
0.96%, 7/10/17(5)	15,000	15,000
Kentucky State Economic Development Finance Authority Solid Waste Disposal Revenue Refunding Bonds, Republic Services, Inc. Project ,
1.05%, 9/1/17(5)	3,000	3,000
Lehigh County IDA Revenue Refunding Bonds, Series A, Ppl Electric Utilities Corp.,
0.90%, 9/1/17(5)	8,000	7,999
Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),
2.00%, 12/1/17	5,440	5,467
Maryland State Community Development Administration Department of Housing and Community Development MFH Variable Revenue Bonds, Series G, Kirkwood Housing,
0.91%, 7/10/17(5)	1,000	1,000
Massachusetts State Development of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Series A-6, Contract Assistance Project,
0.90%, 7/10/17(5)	6,000	6,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Radnor Towers Apartment Project,
0.90%, 4/1/18(5)	4,750	4,744
Metropolitan Transportation Authority Revenue BANS, Series A-1A,
2.00%, 8/1/17	25,000	25,024
Metropolitan Transportation Authority Revenue BANS, Series A-1G,
2.00%, 8/1/17	15,000	15,015
Metropolitan Transportation Authority Revenue BANS, Series B-1,
2.00%, 2/1/18	25,000	25,169
Metropolitan Transportation Authority Revenue BANS, Series B-2,
2.00%, 2/1/18	8,500	8,554
Miami-Dade County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project,
1.50%, 8/1/17(5)	2,500	2,501
Michigan State Hospital Finance Authority Revenue Bonds, Ascension Health Credit Group, Unrefunded Balance,
0.95%, 2/1/18(5)	5,805	5,803
Michigan State Strategic Fund Exempt Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project,
1.50%, 8/1/17(5)	2,500	2,501
Milwaukee Redevelopment Authority Variable Lease Revenue Bonds, University of Wisconsin-Milwaukee Kenilworth Project (U.S. Bank N.A. LOC),
0.97%, 7/10/17	2,000	2,000

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 21.6% continued
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/17	$13,070	$13,117
Minnesota State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/17	3,000	3,011
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series B, Chevron USA, Inc.,,
1.00%, 7/3/17(5)	1,000	1,000
Mississippi State Business Finance Corp. Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project,
1.13%, 9/1/17(5)	2,250	2,251
Montgomery County Che Trinity Health Credit Group Revenue Bonds,
0.95%, 9/1/17(5)	6,000	6,000
New York Adjustable G.O. Unlimited Bonds, Series I, Subseries I-8,
0.90%, 7/3/17(5)	12,510	12,510
New York Adjustable G.O. Unlimited Bonds, Subseries A-5 (Bank of Montreal LOC),
0.92%, 7/10/17(5)	13,000	13,000
New York Adjustable G.O. Unlimited Bonds, Subseries G-7 (Bank of Tokyo-Mitsubishi UFJ LOC),
0.85%, 7/3/17(5)	1,000	1,000
New York City Housing Development Corp. MFH Variable Revenue Bonds, Series D,
0.90%, 1/17/18(5)	3,000	2,999
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series AA-1, Second Generation,
0.90%, 7/3/17(5)	9,000	9,000
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series F-1,
0.90%, 7/3/17(5)	9,000	9,000
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries B-3, Fiscal 2012,
0.89%, 7/3/17(5)	9,000	9,000
New York City Municipal Water Finance Authority Water & Sewer System Second General Revenue Bonds, Series AA4,,
0.96%, 7/3/17(5)	17,100	17,100
New York City Municipal Water Finance Authority Water & Sewer System Variable Revenue Bonds, Subseries B-3,
0.81%, 7/3/17(5)	11,000	11,000
New York City Transitional Finance Authority Adjustable Future Tax Secured Subordinate Revenue Bonds, Subseries A-4, Fiscal 2016,
0.81%, 7/3/17(5)	6,000	6,000
New York State Dormitory Authority Non State Supported Debt Variable Revenue Bonds, Series A-1, Fordham University (Bank of America LOC),
0.91%, 7/10/17(5)	27,000	27,000
Norfolk EDA Hospital Facilities Variable Revenue Refunding Bonds, Series A, Sentara Healthcare,
0.90%, 7/10/17(5)	900	900
Oak Park Heights Multi-Family Variable Revenue Refunding Bonds, Boutwells Landing,
0.95%, 7/10/17(5)	37,300	37,300
Ohio State Higher Educational Facility Commission Revenue Bonds, Cleveland Clinic Health System,
0.89%, 7/3/17(5)	5,000	5,000
Ohio State University Variable Revenue Bonds,
0.88%, 7/10/17(5)	5,560	5,560
Orange County HFA Variable Revenue Refunding Bonds, Post Fountains Project (FNMA Insured),
0.95%, 7/10/17(5)	17,795	17,795
Oregon State Facilities Authority Variable Revenue Bonds, Quatama Crossing Housing (Fannie Mae LOC),
0.98%, 7/10/17(5)	31,375	31,375
Palm Beach County, Florida Variable Revenue Refunding Bonds, Pine Crest Preparatory School Inc. Project (Toronto Dominion Bank LOC),
0.89%, 7/10/17(5)	7,900	7,900

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 21.6% continued
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A, Waste Management, Inc. Project,
1.50%, 5/1/18(5)	$2,000	$2,003
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Variable Revenue Bonds, Total Petrochemicals, Series A,
0.96%, 7/10/17(5)	30,000	30,000
Reno Hospital Variable Revenue Refunding Bonds, Series A, Renown Regional Medical Center (Union Bank of California LOC),
0.91%, 7/10/17(5)	29,400	29,400
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
4.00%, 8/1/17	2,475	2,482
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Refunding Bonds, Bryant University (Toronto Dominion Bank LOC),
0.89%, 7/10/17(5)	1,000	1,000
Saint Louis Park Variable Revenue Refunding Bonds, Westwind Apartments Project (Fannie Mae LOC),
0.99%, 7/10/17(5)	4,000	4,000
San Antonio MFH Finance Corp. Revenue Bonds, Artisan San Pedro Apartments,,
0.99%, 7/11/17(5)	5,000	5,000
South Carolina Association of Governmental Organizations COPS, Series A (SCSDE Insured),
3.00%, 3/1/18	5,000	5,067
South Dakota Housing Development Authority MFH Variable Revenue Refunding Bonds (Fannie Mae LOC),
1.00%, 7/10/17(5)	6,495	6,495
Spring Branch Independent Schoolhouse District G.O. Unlimited Bonds, Series A-1 (PSF-Gtd.),
2.50%, 6/15/18(5)	4,000	4,054
Tennessee State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 10/1/17	2,535	2,562
University of Kansas Hospital Authority Health Facilities Variable Revenue Bonds (U.S. Bank N.A. LOC),
0.90%, 7/3/17(5)	1,000	1,000
Washington State Housing Finance Commission Revenue Refunding Bonds, Olympic Heights Apartments Project,,
0.95%, 7/11/17(5)	4,680	4,680
Washington State Housing Finance Commission Variable Revenue Bonds, Kitts Corner Apartments Project (Federal Home Loan Bank LOC),
0.94%, 7/10/17(5)	27,500	27,500
West Virginia State Hospital Finance Authority Variable Revenue Refunding & Improvement Bonds, Series A, Cabell Hospital (Branch Banking Trust LOC),
0.95%, 7/10/17(5)	30,000	30,000
Wisconsin State Health & Educational Facilities Authority Variable Revenue Bonds, Series B1, Aurora Health Care Services,
1.25%, 8/15/17(5)	5,400	5,400

Total Short-Term Investments (Cost $819,700)		819,769

Total Investments - 102.5% (Cost $3,889,571)		3,891,160

Liabilities less Other Assets - (2.5%)		(94,698)

NET ASSETS - 100.0%		$3,796,462

(1)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

(3)	Restricted security that has been deemed illiquid. At June 30, 2017, the value of these restricted illiquid securities amounted to approximately $54,941,000 or 1.4% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
BB&T Municipal Trust Certificates Revenue Bonds, Class C (Rabobank Nederland LOC),
1.61%, 11/15/17	11/19/14	$3,179

Eaton Vance Ohio Municipal Income Trust Tax-Exempt Preferreds (AMT),
2.41%, 9/1/19	2/24/16	11,400

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
1.38%, 7/1/18	12/17/14	7,000

Nuveen Quality Municipal Income Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund,
1.81%, 11/1/18	4/7/15	18,000

Phillips 66,
1.89%, 4/15/20	4/11/17	4,400

Eaton Vance New York Municipal Income Trust Tax-Exempt Preferreds (AMT),
2.41%, 7/10/17	2/24/16	11,000

(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the puttable date.
(6)	Maturity date represents the prerefunded date.
(7)	When-Issued Security. Coupon rate is not in effect at June 30, 2017.
(8)	When-Issued Security. Coupon rate is not in effect at June 30, 2017. Maturity date represents the puttable date.
(9)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the prerefunded date.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of June 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	1.5%
U.S. Agency	0.6
AAA	12.8
AA	34.7
A	17.9
A1+ (Short Term)	4.3
A1 (Short Term)	15.5
A2 (Short Term)	0.3
BBB	6.8
Not Rated	2.6
Cash Equivalent	3.0

Total	100%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$321,646	$—	$321,646
Foreign Issuer Bonds(1)	—	144,013	—	144,013
U.S. Government Agencies(1)	—	23,712	—	23,711
U.S. Government Obligations(1)	—	59,436	—	59,436
Municipal Bonds(1)	—	2,408,271	—	2,405,790
Investment Companies	116,795	—	—	116,795
Short-Term Investments	—	817,287	—	819,769

Total Investments	$116,795	$3,774,365	$—	$3,891,160

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,889,575

Gross tax appreciation of investments	$5,694
Gross tax depreciation of investments	(4,109)

Net tax appreciation of investments	$1,585

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$13,466	$757,457	$654,128	$127	$116,795

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

LOC - Letter of Credit

MFH - Multi-Family Housing

MWRA - Massachusetts Water Resources Authority

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

SIFMA - Securities Industry and Financial Markets Association

SonyMA - State of New York Mortgage Agency

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 16.1%
Auto Floor Plan - 1.5%
Ally Master Owner Trust, Series 2017-2, Class A
1.55%, 6/15/21(1)	$5,000	$5,000
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1
1.55%, 7/15/21	3,000	2,985
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2
1.11%, 11/15/21(1)	5,000	5,014
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A1
1.96%, 5/17/21(2)	2,500	2,504
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2
1.73%, 1/18/22(1) (2)	2,500	2,509
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-1, Class A
1.59%, 7/20/19(1)	12,810	12,812

		30,824

Automobile - 5.3%
Ally Auto Receivables Trust, Series 2016-1, Class A2A
1.20%, 8/15/18	257	257
Ally Auto Receivables Trust, Series 2017-3, Class A1
1.10%, 6/15/18	6,658	6,658
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2A
1.42%, 10/8/19	633	633
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2A
1.37%, 11/8/19	3,036	3,034
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A
1.34%, 4/8/20	2,046	2,043
AmeriCredit Automobile Receivables, Series 2016-1, Class A2B
1.84%, 6/10/19(1)	1,211	1,212
ARI Fleet Lease Trust, Series 2015-A, Class A2
1.11%, 11/15/18(2)	468	468
ARI Fleet Lease Trust, Series 2017-A, Class A1
1.25%, 6/15/18(2)	10,000	9,994
California Republic Auto Receivables Trust, Series 2016-1, Class A2
1.50%, 12/17/18	387	387
CarMax Auto Owner Trust, Series 2016-2, Class A2A
1.24%, 6/17/19	925	925
CarMax Auto Owner Trust, Series 2016-4, Class A2
1.21%, 11/15/19	7,483	7,472
CarMax Auto Owner Trust, Series 2017-1, Class A2
1.54%, 2/18/20	7,900	7,899
CarMax Auto Owner Trust, Series 2017-2, Class A1
1.10%, 4/16/18	4,108	4,108
Chesapeake Funding II LLC, Series 2016-2A, Class A1
1.88%, 6/15/28(2)	6,737	6,729
Chesapeake Funding II LLC, Series 2017-2A, Class A2
1.49%, 5/15/29(1) (2) (3)	3,000	3,000
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A2
1.36%, 1/15/20(2)	2,723	2,719
Enterprise Fleet Financing LLC, Series 2015-1, Class A2
1.30%, 9/20/20(2)	700	699
Enterprise Fleet Financing LLC, Series 2016-1, Class A2
1.83%, 9/20/21(2)	3,578	3,578
Enterprise Fleet Financing LLC, Series 2016-2, Class A2
1.74%, 2/22/22(2)	3,741	3,737
Enterprise Fleet Financing LLC, Series 2017-1, Class A1
1.05%, 2/20/18(2)	4,125	4,123
Ford Credit Auto Owner Trust, Series 2017-A, Class A1
0.84%, 2/15/18	6,237	6,236
GM Financial Automobile Leasing Trust, Series 2016-1, Class A2A
1.30%, 7/20/18	908	908
GM Financial Automobile Leasing Trust, Series 2017-1, Class A2A
1.67%, 9/20/19	2,500	2,500

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 16.1% continued
Automobile - 5.3% continued
GM Financial Consumer Automobile Trust, Series 2017-1A. Class A1
1.10%, 4/16/18(2)	$1,848	$1,848
Huntington Auto Trust, Series 2016-1, Class A2
1.29%, 5/15/19	4,962	4,959
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B
1.46%, 7/15/19(1) (2)	4,500	4,506
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A2
1.15%, 1/15/19	1,315	1,313
Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A1
1.15%, 4/16/18	793	793
Nissan Auto Lease Trust, Series 2016-A, Class A2A
1.22%, 8/15/18	1,783	1,782
Nissan Auto Lease Trust, Series 2016-B, Class A2A
1.26%, 12/17/18	2,491	2,488
Santander Drive Auto Receivables Trust, Series 2016-3, Class A2
1.34%, 11/15/19	2,901	2,900
Securitized Term Auto Receivables Trust, Series 2016-1A, Class A2A
1.28%, 11/26/18(2)	1,417	1,415
Securitized Term Auto Receivables Trust, Series 2017-1A, Class A2A
1.51%, 4/25/19(2)	2,500	2,498
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2A
1.20%, 2/15/19	3,277	3,272
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A2
1.68%, 12/16/19	2,500	2,499

		109,592

Credit Card - 7.4%
American Express Credit Account Master Trust, Series 2017-2, Class A
1.44%, 9/16/24(1)	6,000	6,038
BA Credit Card Trust, Series 2017-A1, Class A1
1.95%, 8/15/22	7,000	7,023
Barclays Dryrock Issuance Trust, Series 2017-1, Class A
1.49%, 3/15/23(1)	7,000	7,010
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5
1.48%, 7/15/20	5,500	5,502
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5
1.60%, 5/17/21	3,500	3,502
Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7
1.67%, 9/16/24(1)	3,250	3,279
Capital One Multi-Asset Execution Trust, Series 2017-A2, Class A2
1.57%, 1/15/25(1)	5,000	5,023
CARDS II Trust, Series 2015-2A, Class A
1.68%, 7/15/20(1) (2) (3)	2,500	2,500
CARDS II Trust, Series 2017-1A, Class A
1.53%, 4/18/22(1) (2)	3,000	3,003
Chase Issuance Trust, Series 2016-A6, Class A6
1.10%, 1/15/20	5,000	4,993
Chase Issuance Trust, Series 2017-A1, Class A
1.46%, 1/18/22(1)	5,500	5,518
Chase Issuance Trust, Series 2017-A2, Class A
1.56%, 3/15/24(1)	2,000	2,006
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1
1.75%, 11/19/21	3,250	3,247
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3
1.57%, 12/7/23(1)	15,000	15,126
Citibank Credit Card Issuance Trust, Series 2017-A4, Class A4
1.30%, 4/7/22(1)	6,800	6,807
Discover Card Execution Note Trust, Series 2015-A3, Class A
1.45%, 3/15/21	8,000	7,983

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 16.1% continued
Credit Card - 7.4% continued
Discover Card Execution Note Trust, Series 2016-A1, Class A1
1.64%, 7/15/21	$10,000	$9,999
Discover Card Execution Note Trust, Series 2016-A4, Class A4
1.39%, 3/15/22	4,000	3,966
Discover Card Execution Note Trust, Series 2017-A1, Class A1
1.65%, 7/15/24(1)	9,950	10,004
Discover Card Execution Note Trust, Series 2017-A3, Class A3
1.39%, 10/17/22(1)	3,250	3,257
Evergreen Credit Card Trust, Series 2016-1, Class A
1.88%, 4/15/20(1) (2)	4,000	4,018
Evergreen Credit Card Trust, Series 2016-3, Class A
1.66%, 11/16/20(1) (2)	4,000	4,014
First National Master Note Trust, Series 2015-1, Class A
1.93%, 9/15/20(1)	2,000	2,003
First National Master Note Trust, Series 2017-1, Class A
1.56%, 4/18/22(1)	2,500	2,502
Golden Credit Card Trust, Series 2016-1A, Class A
1.76%, 1/15/20(1) (2)	4,250	4,258
Golden Credit Card Trust, Series 2016-5A, Class A
1.60%, 9/15/21(2)	4,000	3,975
Master Credit Card Trust II, Series 2017-1A, Class A
2.26%, 7/21/21(2)	3,600	3,629
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A
1.60%, 4/15/21	2,000	2,000
World Financial Network Credit Card Master Trust, Series 2015-A, Class A
1.64%, 2/15/22(1)	2,500	2,506
World Financial Network Credit Card Master Trust, Series 2016-C, Class A
1.72%, 8/15/23	8,000	7,952

		152,643

Other - 1.5%
CNH Equipment Trust, Series 2016-B, Class A2A
1.31%, 10/15/19	530	529
CNH Equipment Trust, Series 2017-A, Class A1
1.00%, 4/13/18	2,841	2,841
Dell Equipment Finance Trust, Series 2017-1, Class A1
1.35%, 5/22/18(2)	3,795	3,796
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A1
1.00%, 2/20/18(2)	2,135	2,135
MMAF Equipment Finance LLC, Series 2017-AA, Class A1
1.17%, 5/16/18(2)	2,023	2,023
Verizon Owner Trust, Series 2016-1A, Class A
1.42%, 1/20/21(2)	2,500	2,488
Verizon Owner Trust, Series 2016-2A, Class A
1.68%, 5/20/21(2)	4,500	4,488
Verizon Owner Trust, Series 2017-1A, Class A
2.06%, 9/20/21(2)	9,000	9,033
Verizon Owner Trust, Series 2017-2A, Class A
1.92%, 12/20/21(2)	3,500	3,499
Volvo Financial Equipment LLC, Series 2017-1A, Class A2
1.55%, 10/15/19(2)	1,000	1,000

		31,832

Whole Loan - 0.4%
Permanent Master Issuer PLC, Series 2015-1A, Class A1
1.66%, 7/15/42(1) (2) (3)	4,000	4,001
Silverstone Master Issuer PLC, Series 2016-1A, Class 1A1
1.91%, 1/21/70(1) (2) (3)	5,000	5,028

		9,029

Total Asset-Backed Securities (Cost $333,619)		333,920

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.2%
Aerospace & Defense - 0.6%
United Technologies Corp.,
1.50%, 11/1/19	$12,510	$12,449

Automobiles Manufacturing - 7.0%
American Honda Finance Corp.,
1.50%, 9/11/17(2)	700	700
1.70%, 2/22/19	4,000	4,005
2.00%, 2/22/19(1)	5,755	5,822
1.20%, 7/12/19	3,300	3,268
Daimler Finance North America LLC,
1.63%, 3/2/18(1) (2)	3,600	3,605
1.65%, 3/2/18(2)	6,000	6,002
2.03%, 8/1/18(1) (2)	5,000	5,030
1.93%, 1/6/20(1) (2)	7,000	7,034
Ford Motor Credit Co. LLC,
2.55%, 10/5/18	1,500	1,510
2.06%, 3/12/19(1)	15,000	15,037
2.16%, 1/9/20(1)	2,000	2,014
2.56%, 3/28/22(1)	3,192	3,213
General Motors Financial Co., Inc.,
3.22%, 1/15/19(1)	10,000	10,195
2.71%, 1/14/22(1)	10,000	10,197
Harley-Davidson Financial Services, Inc.,
2.25%, 1/15/19(2)	4,000	4,013
Nissan Motor Acceptance Corp.,
2.10%, 4/6/18(1) (2)	5,000	5,023
1.74%, 1/13/20(1) (2)	3,000	3,009
2.05%, 1/13/22(1) (2)	10,000	10,096
Toyota Motor Credit Corp.,
1.25%, 10/5/17	1,000	1,000
1.55%, 10/18/19	9,000	8,960
1.60%, 3/12/20(1)	13,000	13,065
1.85%, 1/11/22(1)	20,000	20,275
Volkswagen Group of America Finance LLC,
1.64%, 5/22/18(1) (2)	1,000	1,001

		144,074

Banks - 3.2%
BB&T Corp.,
1.82%, 6/15/20(1)	5,000	5,025
Capital One N.A.,
1.50%, 9/5/17	4,100	4,100
1.65%, 2/5/18	3,000	2,999
2.00%, 9/13/19(1)	11,135	11,184
2.35%, 1/31/20	5,000	5,002
HSBC USA, Inc.,
2.18%, 9/24/18(1)	5,000	5,034
1.79%, 11/13/19(1)	10,000	10,012
MUFG Americas Holdings Corp.,
1.63%, 2/9/18	2,000	2,000
PNC Bank N.A.,
1.85%, 7/20/18	5,000	5,006
2.20%, 1/28/19	3,500	3,519
Wells Fargo Bank N.A.,
1.65%, 1/22/18	2,000	2,001
1.75%, 5/24/19	6,200	6,188
1.87%, 12/6/19(1)	5,000	5,058

		67,128

Biotechnology - 2.4%
Amgen, Inc.,
1.77%, 5/22/19(1)	11,965	12,063
1.63%, 5/11/20(1)	2,600	2,609
Celgene Corp.,
2.13%, 8/15/18	2,500	2,510
Gilead Sciences, Inc.,
1.85%, 9/4/18	2,300	2,305
Roche Holdings, Inc.,
1.64%, 9/30/19(1) (2)	30,610	30,698

		50,185

Communications Equipment - 1.5%
Apple, Inc.,
1.42%, 5/3/18(1)	3,778	3,786
2.01%, 2/22/19(1)	16,860	17,073
1.38%, 2/7/20(1)	1,500	1,504
1.25%, 5/11/20(1)	1,625	1,623
Cisco Systems, Inc.,
1.65%, 6/15/18	2,500	2,505
1.60%, 2/28/19	4,500	4,500

		30,991

Consumer Finance - 1.0%
American Express Credit Corp.,
1.70%, 10/30/19	4,000	3,979
1.74%, 10/30/19(1)	3,150	3,168
1.93%, 5/26/20(1)	12,500	12,595

		19,742

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.2% continued
Diversified Banks - 3.0%
Bank of America Corp.,
2.20%, 1/15/19(1)	$3,000	$3,038
2.17%, 4/1/19(1)	5,000	5,046
2.58%, 4/19/21(1)	7,000	7,213
Citigroup, Inc.,
1.93%, 4/8/19(1)	5,000	5,032
1.95%, 1/10/20(1)	10,000	10,072
2.29%, 12/8/21(1)	5,000	5,048
JPMorgan Chase & Co.,
2.11%, 1/23/20(1)	7,000	7,117
Wells Fargo & Co.,
1.50%, 1/16/18	2,000	1,999
1.78%, 4/23/18(1)	1,215	1,220
1.61%, 4/22/19(1)	6,983	7,014
2.11%, 2/11/22(1)	10,000	10,085

		62,884

Electrical Equipment Manufacturing - 1.4%
Amphenol Corp.,
2.20%, 4/1/20	3,960	3,971
General Electric Co.,
1.67%, 1/14/19(1)	3,100	3,120
1.78%, 1/9/20(1)	10,000	10,117
Honeywell International, Inc.,
1.40%, 10/30/19	11,000	10,925

		28,133

Entertainment Content - 1.0%
Walt Disney (The) Co.,
1.10%, 12/1/17	5,189	5,181
1.65%, 1/8/19	2,345	2,350
1.51%, 5/30/19(1)	11,000	11,055
1.95%, 3/4/20	3,000	3,010

		21,596

Financial Services - 2.5%
Bank of New York Mellon (The) Corp.,
2.05%, 8/17/20(1)	2,000	2,037
General Electric Co./LJ VP Holdings LLC,
3.80%, 6/18/19(2)	2,475	2,571
Goldman Sachs Group (The), Inc.,
2.04%, 12/13/19(1)	10,000	10,059
2.45%, 9/15/20(1)	7,000	7,120
Morgan Stanley,
2.45%, 2/1/19	5,000	5,033
2.56%, 4/21/21(1)	4,000	4,105
2.34%, 1/20/22(1)	10,000	10,100
NYSE Holdings LLC,
2.00%, 10/5/17	2,171	2,174
State Street Corp.,
2.08%, 8/18/20(1)	8,645	8,829

		52,028

Food & Beverage - 2.4%
Anheuser-Busch InBev Finance, Inc.,
1.57%, 2/1/19(1)	24,945	24,990
Anheuser-Busch InBev Worldwide, Inc.,
1.38%, 7/15/17	6,093	6,092
1.86%, 8/1/18(1)	8,625	8,694
Molson Coors Brewing Co.,
1.90%, 3/15/19(2)	5,000	4,993
PepsiCo, Inc.,
1.57%, 10/4/19(1)	2,000	2,010
Tyson Foods, Inc.,
1.76%, 6/2/20(1)	3,900	3,918

		50,697

Home Improvement - 0.1%
Stanley Black & Decker, Inc.,
1.62%, 11/17/18	3,000	2,993

Homebuilders - 0.7%
D.R. Horton, Inc.,
3.75%, 3/1/19	9,755	9,979
4.00%, 2/15/20	4,319	4,485

		14,464

Integrated Oils - 2.3%
Chevron Corp.,
1.37%, 3/2/18	12,695	12,692
1.56%, 5/16/19	7,000	6,980
1.59%, 11/15/19(1)	8,500	8,569
2.13%, 5/16/21(1)	4,500	4,606
1.70%, 3/3/22(1)	4,975	5,000
Exxon Mobil Corp.,
1.44%, 3/1/18	1,000	1,000
1.71%, 3/1/19	7,500	7,516
1.98%, 3/1/19(1)	1,770	1,792

		48,155

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.2% continued
Machinery Manufacturing - 2.6%
Caterpillar Financial Services Corp.,
1.25%, 8/18/17	$4,300	$4,299
1.70%, 6/16/18	4,600	4,606
1.80%, 11/13/18	5,750	5,762
1.35%, 5/18/19	9,876	9,795
1.67%, 1/10/20(1)	10,000	10,060
John Deere Capital Corp.,
1.20%, 10/10/17	7,000	6,997
1.35%, 1/16/18	1,500	1,499
1.30%, 3/12/18	535	534
1.60%, 7/13/18	1,000	1,001
1.73%, 1/8/19(1)	1,055	1,062
1.95%, 1/8/19	3,000	3,012
1.44%, 10/9/19(1)	4,560	4,572

		53,199

Managed Care - 0.6%
UnitedHealth Group, Inc.,
1.90%, 7/16/18	12,000	12,044

Mass Merchants - 0.4%
Costco Wholesale Corp.,
1.70%, 12/15/19	1,750	1,746
Target Corp.,
4.88%, 5/15/18	3,000	3,084
Wal-Mart Stores, Inc.,
1.13%, 4/11/18	3,250	3,243

		8,073

Medical Equipment & Devices Manufacturing - 0.4%
Medtronic, Inc.,
1.50%, 3/15/18	1,835	1,836
2.05%, 3/15/20(1)	5,355	5,442

		7,278

Pharmaceuticals - 1.7%
AbbVie, Inc.,
1.80%, 5/14/18	4,000	4,005
Eli Lilly & Co.,
1.25%, 3/1/18	3,705	3,701
1.95%, 3/15/19	1,225	1,230
Merck & Co., Inc.,
1.56%, 2/10/20(1)	18,714	18,847
Novartis Capital Corp.,
1.80%, 2/14/20	4,125	4,128
Pfizer, Inc.,
1.50%, 6/15/18	4,000	4,003

		35,914

Pipeline - 0.1%
Enterprise Products Operating LLC,
1.65%, 5/7/18	3,000	2,998

Property & Casualty Insurance - 1.2%
Berkshire Hathaway Finance Corp.,
1.30%, 8/15/19	3,000	2,978
1.44%, 8/15/19(1)	8,350	8,379
1.48%, 1/10/20(1)	12,050	12,111
Berkshire Hathaway, Inc.,
1.33%, 8/6/18(1)	1,554	1,556

		25,024

Publishing & Broadcasting - 0.4%
NBCUniversal Enterprise, Inc.,
1.84%, 4/15/18(1) (2)	9,137	9,184

Railroad - 0.3%
Union Pacific Corp.,
5.70%, 8/15/18	5,020	5,244

Real Estate - 0.5%
Simon Property Group L.P.,
1.50%, 2/1/18(2)	5,950	5,946
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(2)	5,000	5,000

		10,946

Refining & Marketing - 0.1%
Phillips 66,
1.79%, 4/15/19(1) (2)	2,300	2,305

Retail - Consumer Discretionary - 1.0%
Amazon.com, Inc.,
1.20%, 11/29/17	3,975	3,974
eBay, Inc.,
2.15%, 6/5/20	2,700	2,700
Home Depot (The), Inc.,
2.00%, 6/15/19	6,611	6,657
1.80%, 6/5/20	2,100	2,101
Lowe’s Cos., Inc.,
1.84%, 9/14/18(1)	4,550	4,581
1.15%, 4/15/19	1,000	989

		21,002

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.2% continued
Retail - Consumer Staples - 0.1%
Sysco Corp.,
1.90%, 4/1/19	$1,350	$1,350

Semiconductors - 0.6%
Intel Corp.,
1.35%, 12/15/17	6,880	6,878
KLA-Tencor Corp.,
2.38%, 11/1/17	1,000	1,002
QUALCOMM, Inc.,
1.65%, 5/20/20(1)	2,345	2,356
2.10%, 5/20/20	2,600	2,612

		12,848

Software & Services - 0.5%
International Business Machines Corp.,
1.55%, 2/12/19(1)	2,500	2,513
Oracle Corp.,
1.74%, 1/15/19(1)	7,990	8,058

		10,571

Supermarkets & Pharmacies - 0.4%
CVS Health Corp.,
1.90%, 7/20/18	4,000	4,010
Kroger (The) Co.,
2.00%, 1/15/19	3,500	3,497

		7,507

Transportation & Logistics - 2.0%
PACCAR Financial Corp.,
1.40%, 11/17/17	3,000	3,000
1.45%, 3/9/18	1,000	1,000
1.40%, 5/18/18	12,345	12,340
1.75%, 8/14/18	2,000	2,006
1.30%, 5/10/19	4,000	3,968
1.20%, 8/12/19	1,500	1,478
United Parcel Service, Inc.,
1.56%, 5/16/22(1)	17,015	17,073

		40,865

Utilities - 2.0%
Dominion Energy, Inc.,
1.88%, 1/15/19	9,200	9,180
Public Service Enterprise Group, Inc.,
1.60%, 11/15/19	10,000	9,890
Sempra Energy,
1.63%, 10/7/19	5,000	4,954
Southern (The) Co.,
1.30%, 8/15/17	9,500	9,500
WEC Energy Group, Inc.,
1.65%, 6/15/18	7,500	7,504

		41,028

Wireless Telecommunications Services - 0.2%
Verizon Communications, Inc.,
2.04%, 6/17/19(1)	4,000	4,030

Total Corporate Bonds (Cost $914,375)		916,929

FOREIGN ISSUER BONDS - 27.1%
Automobiles Manufacturing - 0.2%
Hyundai Capital Services, Inc.,
1.63%, 8/30/19(2)	5,000	4,905

Banks - 9.5%
ABN AMRO Bank N.V.,
1.80%, 1/18/19(1) (2)	1,000	1,004
Australia & New Zealand Banking Group Ltd.,
1.50%, 1/16/18	4,000	3,999
1.74%, 5/15/18(1)	3,500	3,514
BNZ International Funding Ltd.,
1.90%, 2/26/18(2)	3,500	3,503
Canadian Imperial Bank of Commerce,
1.97%, 6/16/22(1)	5,000	5,005
Commonwealth Bank of Australia,
2.05%, 9/6/21(1) (2)	5,604	5,645
1.94%, 3/10/22(1) (2)	7,145	7,147
Cooperatieve Rabobank U.A.,
1.38%, 8/9/19	10,000	9,888
DNB Bank ASA,
2.28%, 6/2/21(1) (2)	10,000	10,157
ING Bank N.V.,
1.80%, 3/16/18(1) (2)	4,500	4,510
2.05%, 8/17/18(2)	5,000	5,009
1.65%, 8/15/19(2)	3,000	2,971
ING Groep N.V.,
2.45%, 3/29/22(1)	5,010	5,093
Lloyds Bank PLC,
1.77%, 3/16/18(1)	7,300	7,312
2.05%, 1/22/19	4,900	4,910

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 27.1% continued
Banks - 9.5% continued
Mizuho Bank Ltd.,
1.80%, 3/26/18(2)	$3,000	$3,002
National Australia Bank Ltd.,
1.79%, 7/23/18(1) (2)	1,400	1,407
1.38%, 7/12/19	1,000	988
2.05%, 1/10/22(1) (2)	10,000	10,093
Skandinaviska Enskilda Banken AB,
1.50%, 9/13/19	6,620	6,545
2.30%, 3/11/20	12,500	12,546
Sumitomo Mitsui Banking Corp.,
1.95%, 7/23/18	5,000	5,013
Svenska Handelsbanken,
1.81%, 1/11/19(1)	6,100	6,098
Svenska Handelsbanken AB,
1.76%, 6/17/19(1)	2,500	2,511
1.71%, 9/6/19(1)	8,136	8,171
Toronto-Dominion Bank (The),
1.63%, 3/13/18	3,737	3,741
1.40%, 4/30/18	3,000	2,998
1.58%, 1/18/19(1)	10,000	10,030
Westpac Banking Corp.,
1.65%, 5/13/19	5,282	5,254
1.60%, 8/19/19	7,000	6,946
1.65%, 3/6/20(1)	7,000	7,003
2.03%, 8/19/21(1)	10,000	10,090
2.01%, 1/11/22(1)	14,000	14,116

		196,219

Diversified Banks - 4.7%
Bank of Montreal,
1.35%, 8/28/18	1,000	996
1.50%, 7/18/19	4,450	4,408
1.81%, 7/18/19(1)	5,911	5,959
1.99%, 8/27/21(1)	9,581	9,699
Bank of Nova Scotia (The),
1.84%, 12/5/19(1)	10,000	10,085
BNP Paribas S.A.,
2.40%, 12/12/18	5,550	5,597
2.45%, 3/17/19	3,500	3,534
Credit Agricole S.A.,
1.96%, 4/15/19(1) (2)	10,000	10,069
2.20%, 6/10/20(1) (2)	4,000	4,047
HSBC Holdings PLC,
2.85%, 5/25/21(1)	10,000	10,345
Mizuho Financial Group, Inc.,
2.64%, 4/12/21(1) (2)	2,700	2,766
2.38%, 9/13/21(1)	5,000	5,070
Nordea Bank AB,
1.63%, 5/15/18(2)	2,100	2,100
1.63%, 9/30/19(2)	9,000	8,927
Societe Generale S.A.,
2.38%, 10/1/18(1)	3,000	3,020
Sumitomo Mitsui Financial Group, Inc.,
2.90%, 3/9/21(1)	10,000	10,301

		96,923

Electrical Equipment Manufacturing - 2.0%
Siemens Financieringsmaatschappij N.V.,
1.45%, 5/25/18(2)	7,000	6,999
1.47%, 5/25/18(1) (2)	2,550	2,555
1.30%, 9/13/19(2)	11,815	11,669
1.56%, 9/13/19(1) (2)	5,025	5,043
2.20%, 3/16/20(2)	15,000	15,108

		41,374

Exploration & Production - 1.0%
Sinopec Group Overseas Development 2014 Ltd.,
2.08%, 4/10/19(1) (2)	20,000	20,093

Financial Services - 1.0%
UBS A.G.,
1.82%, 8/14/19(1)	8,500	8,540
2.20%, 6/8/20(2)	2,200	2,201
UBS Group Funding Switzerland A.G.,
2.74%, 9/24/20(1) (2)	10,000	10,183

		20,924

Food & Beverage - 1.2%
Mondelez International Holdings Netherlands B.V.,
1.63%, 10/28/19(2)	10,000	9,906
Suntory Holdings Ltd.,
1.65%, 9/29/17(2)	15,000	15,001

		24,907

Government Agencies - 0.5%
Kommunalbanken A.S.,
1.35%, 9/8/21(1) (2)	10,000	9,995

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 27.1% continued
Government Development Banks - 0.5%
Bank Nederlandse Gemeenten N.V.,
1.50%, 2/15/19(2)	$3,000	$2,994
Landwirtschaftliche Rentenbank,
1.38%, 10/23/19	5,500	5,468
Svensk Exportkredit AB,
1.49%, 1/14/19(1)	1,500	1,507

		9,969

Government Regional - 0.5%
Municipality Finance PLC,
1.35%, 2/7/20(1) (2)	6,400	6,418
Province of Ontario Canada,
1.63%, 1/18/19	4,000	4,000

		10,418

Integrated Oils - 3.9%
BP Capital Markets PLC,
1.67%, 2/13/18	3,000	3,002
1.38%, 5/10/18	4,000	3,992
1.93%, 9/26/18(1)	5,000	5,031
1.68%, 5/3/19	1,000	997
2.12%, 9/16/21(1)	8,433	8,580
Shell International Finance B.V.,
1.63%, 11/10/18	7,000	7,008
1.76%, 11/10/18(1)	4,000	4,029
1.38%, 5/10/19	5,000	4,970
1.38%, 9/12/19	13,426	13,328
1.58%, 9/12/19(1)	1,545	1,552
1.63%, 5/11/20(1)	5,035	5,080
Statoil ASA,
1.15%, 5/15/18	3,750	3,738
1.64%, 11/8/18(1)	8,730	8,772
Total Capital International S.A.,
1.75%, 8/10/18(1)	3,969	3,990
2.13%, 1/10/19	7,000	7,049

		81,118

Pharmaceuticals - 1.0%
Allergan Funding SCS,
2.35%, 3/12/18	5,000	5,021
AstraZeneca PLC,
1.71%, 11/16/18(1)	3,000	3,018
Mylan N.V.,
2.50%, 6/7/19	2,000	2,016
Sanofi,
1.25%, 4/10/18	3,277	3,273
Shire Acquisitions Investments Ireland DAC,
1.90%, 9/23/19	7,130	7,097

		20,425

Pipeline - 0.1%
TransCanada PipeLines Ltd.,
1.88%, 1/12/18	2,000	2,003

Supermarkets & Pharmacies - 0.2%
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17(2)	4,000	3,991

Supranationals - 0.1%
Corp. Andina de Fomento,
1.50%, 8/8/17	3,000	3,000

Wireline Telecommunications Services - 0.7%
Deutsche Telekom International Finance B.V.,
1.50%, 9/19/19(2)	5,000	4,930
1.74%, 1/17/20(1) (2)	10,750	10,779

		15,709

Total Foreign Issuer Bonds (Cost $560,012)		561,973

U.S. GOVERNMENT AGENCIES - 0.3%(4)
Fannie Mae - 0.2%
2.50%, 9/28/17	4,400	4,417

Federal Home Loan Bank - 0.1%
0.88%, 6/29/18	1,000	996

Total U.S. Government Agencies (Cost $5,416)		5,413

U.S. GOVERNMENT OBLIGATIONS - 10.4%
U.S. Treasury Bonds - 0.9%
1.25%, 6/30/19(5)	20,000	19,945

U.S. Treasury Notes - 9.5%
0.63%, 6/30/18	23,000	22,854
0.75%, 7/31/18	5,000	4,971
0.75%, 8/31/18	10,000	9,934
1.00%, 9/15/18	20,000	19,925
0.75%, 9/30/18	15,000	14,894

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 10.4% continued
U.S. Treasury Notes - 9.5% continued
0.75%, 2/15/19	$5,000	$4,952
0.88%, 4/15/19	41,000	40,641
0.88%, 5/15/19	7,000	6,935
0.88%, 6/15/19	20,000	19,805
0.75%, 7/15/19	7,000	6,909
0.88%, 9/15/19	10,000	9,882
1.00%, 10/15/19	25,000	24,764
1.50%, 6/15/20	10,000	9,986

		196,452

Total U.S. Government Obligations (Cost $217,919)		216,397

MUNICIPAL BONDS - 0.1%
Texas - 0.1%
Harris County-Houston Sports Authority Taxable Revenue Refunding Bonds, Series B,
1.89%, 11/15/17	1,915	1,920

Total Municipal Bonds (Cost $1,915)		1,920

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.4%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(6) (7)	29,889,722	$29,890

Total Investment Companies (Cost $29,890)		29,890

Total Investments - 99.6% (Cost $2,063,146)		2,066,442

Other Assets less Liabilities - 0.4%		8,161

NET ASSETS - 100.0%		$2,074,603

(1)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At June 30, 2017, the value of these restricted illiquid securities amounted to approximately $14,529,000 or 0.7% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
CARDS II Trust, Series 2015-2A, Class A,
1.68%, 7/15/20	8/6/15	$2,500

Chesapeake Funding II LLC, Series 2017-2A, Class A2,
1.49%, 5/15/29	5/23/17	3,000

Permanent Master Issuer PLC, Series 2015-1A, Class A1,
1.66%, 7/15/42	10/14/15	4,000

Silverstone Master Issuer PLC, Series 2016-1A, Class 1A1,
1.91%, 1/21/70	2/18/16	5,000

(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Perpetual call security.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	10.5%
U.S. Agency	0.3
AAA	14.9
AA	21.1
A	36.1
BBB	13.6
Cash Equivalents	1.4
Not Rated	2.1

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$333,920	$—	$333,920
Corporate Bonds(1)	—	916,929	—	916,929
Foreign Issuer Bonds(1)	—	561,973	—	561,973
U.S. Government Agencies(1)	—	5,413	—	5,413
U.S. Government Obligations(1)	—	216,397	—	216,397
Municipal Bonds(1)	—	1,920	—	1,920
Investment Companies	29,890	—	—	29,890

Total Investments	$29,890	$2,036,552	$—	$2,066,442

(1)	Classification as defined in the Schedule of Investments

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,063,146

Gross tax appreciation of investments	$6,781
Gross tax depreciation of investments	(3,485)

Net tax appreciation of investments	$3,296

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$24,524	$394,602	$389,236	$59	$29,890

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.1%(1)
Fannie Mae - 22.2%
0.00%, 10/9/19(2)	$150	$144
1.50%, 2/28/20	500	499
1.88%, 4/5/22	360	359
Pool #555649,
7.50%, 10/1/32	45	50
Pool #893082,
3.28%, 9/1/36(3)	129	137
Pool #AB6782,
2.50%, 11/1/27	157	158
Pool #AO7970,
2.50%, 6/1/27	112	114
Pool #AS7568,
4.50%, 7/1/46	621	666
Pool #AS8807,
3.50%, 2/1/47	294	302
Pool #BD1165,
3.00%, 10/1/46	312	312
Pool #BE5651,
3.00%, 2/1/47	197	197
Pool #MA2864,
3.50%, 1/1/47	205	211
Pool #MA2907,
4.00%, 2/1/47	335	352
Pool #MA2929,
3.50%, 3/1/47	207	213
Pool #MA2995,
4.00%, 5/1/47	327	344
Pool TBA,
7/17/47(4)	1,110	1,153

		5,211

Federal Home Loan Bank - 1.1%
3.00%, 9/11/26	250	258

Freddie Mac - 6.5%
1.38%, 4/20/20	500	497
1.75%, 6/29/20	350	349
Pool #1J0365,
3.64%, 4/1/37(3)	243	257
Pool #1J2840,
3.15%, 9/1/37(3)	384	409
Pool #410092,
2.79%, 11/1/24(3)	18	18

		1,530

Freddie Mac Gold - 2.4%
Pool #G08617,
4.50%, 11/1/44	143	154
Pool #V60613,
2.50%, 9/1/29	397	400

		554

Government National Mortgage Association - 2.9%
Series 2012-123, Class A,
1.04%, 7/16/46	366	337
Series 2013-12, Class KA,
1.50%, 12/16/43	21	22
Series 2013-17, Class AF,
1.21%, 11/16/43	334	324

		683

Government National Mortgage Association I - 0.0%
Pool #268360,
10.00%, 4/15/19	1	1
Pool #270288,
10.00%, 6/15/19	5	5

		6

Total U.S. Government Agencies (Cost $8,292)		8,242

U.S. GOVERNMENT OBLIGATIONS - 62.0%
U.S. Treasury Notes - 62.0%
1.13%, 2/28/19	2,465	2,456
1.25%, 4/30/19	1,400	1,397
1.38%, 4/30/20	120	119
1.50%, 5/15/20	1,070	1,069
2.00%, 2/28/21	1,555	1,572
1.88%, 2/28/22	610	611
1.75%, 3/31/22	780	776
1.75%, 6/30/22	1,640	1,629
2.25%, 12/31/23	3,480	3,515
2.13%, 3/31/24	600	600
2.00%, 11/15/26	450	439
2.38%, 5/15/27	400	402

		14,585

Total U.S. Government Obligations (Cost $14,538)		14,585

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 5.5%
Northern Institutional Funds - U.S. Government Portfolio,
0.77%(5) (6)	1,299,006	$1,299

Total Investment Companies (Cost $1,299)		1,299

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.1%
U.S. Treasury Bill,
0.86%, 8/3/17(7) (8)	$500	$500

Total Short-Term Investments (Cost $500)		500

Total Investments - 104.7% (Cost $24,629)		24,626

Liabilities less Other Assets - (4.7%)		(1,112)

NET ASSETS - 100.0%		$23,514

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Zero coupon bond.
(3)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2017.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2017 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
U.S. Treasury Long Bond	(2)	$307	Short	9/17	$4

At June 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	64.0%
U.S. Agency	30.1
AA	0.6
Cash Equivalents	5.3

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$8,242	$—	$8,242
U.S. Government Obligations(1)	—	14,585	—	14,585
Investment Companies	1,299	—	—	1,299
Short-Term Investments	—	500	—	500

Total Investments	$1,299	$23,327	$—	$24,626

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$4	$—	$—	$4

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$24,634

Gross tax appreciation of investments	$122
Gross tax depreciation of investments	(130)

Net tax depreciation of investments	$(8)

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$2,176	$16,593	$17,470	$2	$1,299

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

TBA - To be Announced

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%
Auto Floor Plan - 0.0%
Ford Credit Floorplan Master Owner Trust, Series 2017-1, Class A1
2.07%, 5/15/22	$325	$325

Automobile - 0.2%
Ally Auto Receivables Trust, Series 2017-3, Class A3
1.74%, 9/15/21	200	200
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class D
3.13%, 10/8/20	50	51
Americredit Automobile Receivables Trust, Series 2014-4, Class D
3.07%, 11/9/20	100	101
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C
2.40%, 1/8/21	100	101
Americredit Automobile Receivables Trust, Series 2016-4, Class A3
1.53%, 7/8/21	50	50
Americredit Automobile Receivables Trust, Series 2016-4, Class B
1.83%, 12/8/21	50	50
Americredit Automobile Receivables Trust, Series 2016-4, Class C
2.41%, 7/8/22	50	50
Americredit Automobile Receivables Trust, Series 2016-4, Class D
2.74%, 12/8/22	60	60
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class C
2.97%, 3/20/23	125	125
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D
3.42%, 4/18/23	100	101
BMW Vehicle Owner Trust, Series 2016-A, Class A3
1.16%, 11/25/20	250	248
CarMax Auto Owner Trust, Series 2016-2, Class A3
1.52%, 2/16/21	100	100
CarMax Auto Owner Trust, Series 2016-3, Class A3
1.39%, 5/17/21	100	99
CarMax Auto Owner Trust, Series 2016-4, Class A3
1.40%, 8/15/21	100	99
CarMax Auto Owner Trust, Series 2017-2, Class A3
1.93%, 3/15/22	200	200
Ford Credit Auto Owner Trust, Series 2016-B, Class A3
1.33%, 10/15/20	150	149
Ford Credit Auto Owner Trust, Series 2016-B, Class A4
1.52%, 8/15/21	100	99
Ford Credit Auto Owner Trust, Series 2016-B, Class B
1.85%, 9/15/21	50	50
Ford Credit Auto Owner Trust, Series 2016-C, Class A3
1.22%, 3/15/21	100	99
Ford Credit Auto Owner Trust, Series 2017-A, Class A3
1.67%, 6/15/21	100	100
Ford Credit Auto Owner Trust, Series 2017-A, Class B
2.24%, 6/15/22	100	100
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3
1.39%, 4/15/20	100	100
Honda Auto Receivables Owner Trust, Series 2016-2, Class A4
1.62%, 8/15/22	150	150
Honda Auto Receivables Owner Trust, Series 2016-3, Class A3
1.16%, 5/18/20	100	99
Huntington Auto Trust, Series 2016-1, Class A3
1.59%, 11/16/20	100	100
Hyundai Auto Receivables Trust, Series 2016-A, Class A3
1.56%, 9/15/20	330	330
Hyundai Auto Receivables Trust, Series 2016-A, Class A4
1.73%, 5/16/22	250	249
Nissan Auto Lease Trust, Series 2016-B, Class A3
1.50%, 7/15/19	150	150
Nissan Auto Receivables Owner Trust, Series 2014-B, Class A4
1.66%, 3/15/21	200	200

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Automobile - 0.2% continued
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A4
1.54%, 10/17/22	$150	$149
Santander Drive Auto Receivables Trust, Series 2014-3, Class D
2.65%, 8/17/20	50	50
Santander Drive Auto Receivables Trust, Series 2014-4, Class D
3.10%, 11/16/20	50	51
Santander Drive Auto Receivables Trust, Series 2015-4, Class C
2.97%, 3/15/21	100	101
Santander Drive Auto Receivables Trust, Series 2016-3, Class B
1.89%, 6/15/21	100	100
Santander Drive Auto Receivables Trust, Series 2016-3, Class C
2.46%, 3/15/22	100	100
Santander Drive Auto Receivables Trust, Series 2016-3, Class D
2.80%, 8/15/22	100	100
Toyota Auto Receivables Owner Trust, Series 2016-A, Class A4
1.47%, 9/15/21	150	149
Toyota Auto Receivables Owner Trust, Series 2016-D, Class A3
1.23%, 10/15/20	100	99
World Omni Auto Receivables Trust, Series 2016-A, Class A4
1.95%, 5/16/22	250	250
World Omni Auto Receivables Trust, Series 2017-A, Class A3
1.93%, 9/15/22	200	200

		4,959

Commercial Mortgage-Backed Securities - 1.1%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4
3.17%, 7/15/49	300	301
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50(1)	250	257
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3
3.87%, 1/10/48	300	315
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4
3.28%, 5/10/58	250	251
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4
3.02%, 9/10/45	400	409
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4
4.37%, 9/10/46(1)	350	380
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS
4.65%, 9/10/46(1)	100	109
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4
3.64%, 10/10/47	100	104
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	200	201
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5
3.72%, 9/15/48	200	209
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	250	252
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	150
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5
3.62%, 2/10/49	300	311
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.31%, 4/10/49	250	253
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4
3.33%, 4/15/49	250	255
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3
2.82%, 10/15/45	245	248
Commercial Mortgage Trust, Series 2012-CR2, Class A4
3.15%, 8/15/45	335	344
Commercial Mortgage Trust, Series 2012-CR4, Class A3
2.85%, 10/15/45	150	151

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Commercial Mortgage-Backed Securities - 1.1% continued
Commercial Mortgage Trust, Series 2012-CR5, Class A4
2.77%, 12/10/45	$100	$101
Commercial Mortgage Trust, Series 2012-LC4, Class A4
3.29%, 12/10/44	100	103
Commercial Mortgage Trust, Series 2013-CR10, Class A4
4.21%, 8/10/46(1)	100	108
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%, 10/10/46	300	320
Commercial Mortgage Trust, Series 2013-CR9, Class A4
4.37%, 7/10/45(1)	200	217
Commercial Mortgage Trust, Series 2013-LC6, Class A4
2.94%, 1/10/46	150	152
Commercial Mortgage Trust, Series 2014-CR19, Class A5
3.80%, 8/10/47	300	315
Commercial Mortgage Trust, Series 2014-UBS5, Class A4
3.84%, 9/10/47	500	525
Commercial Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	250	258
Commercial Mortgage Trust, Series 2015-CR24, Class A5
3.70%, 8/10/48	500	521
Commercial Mortgage Trust, Series 2015-DC1, Class A2
2.87%, 2/10/48	200	203
Commercial Mortgage Trust, Series 2015-DC1, Class A5
3.35%, 2/10/48	200	203
Commercial Mortgage Trust, Series 2015-LC19, Class A4
3.18%, 2/10/48	500	506
Commercial Mortgage Trust, Series 2015-PC1, Class A5
3.90%, 7/10/50	200	210
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
3.51%, 4/15/50	225	232
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.72%, 8/15/48	500	520
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5
3.09%, 1/15/49	100	99
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	200	204
GS Mortgage Securities Corp II, Series 2015-GC30, Class A4
3.38%, 5/10/50	200	204
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5
2.94%, 2/10/46	100	101
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%, 8/10/44	150	158
GS Mortgage Securities Trust, Series 2012-GC6, Class A3
3.48%, 1/10/45	199	208
GS Mortgage Securities Trust, Series 2012-GCJ9, Class A3
2.77%, 11/10/45	175	177
GS Mortgage Securities Trust, Series 2013-GC12, Class A4
3.14%, 6/10/46	100	102
GS Mortgage Securities Trust, Series 2013-GC13, Class A5
4.17%, 7/10/46(1)	200	216
GS Mortgage Securities Trust, Series 2013-GC14, Class A5
4.24%, 8/10/46	150	162
GS Mortgage Securities Trust, Series 2014-GC18, Class A4
4.07%, 1/10/47	500	533
GS Mortgage Securities Trust, Series 2014-GC20, Class A5
4.00%, 4/10/47	100	106
GS Mortgage Securities Trust, Series 2014-GC24, Class A5
3.93%, 9/10/47	300	318
GS Mortgage Securities Trust, Series 2014-GC26, Class A5
3.63%, 11/10/47	250	260

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Commercial Mortgage-Backed Securities - 1.1% continued
GS Mortgage Securities Trust, Series 2015-GC28, Class A2
2.90%, 2/10/48	$150	$153
GS Mortgage Securities Trust, Series 2016-GS2, Class A4
3.05%, 5/10/49	100	100
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	196
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3
4.17%, 8/15/46	168	179
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3
3.51%, 5/15/45	175	182
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4
3.48%, 6/15/45	250	260
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5
3.14%, 12/15/47	150	153
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS
3.37%, 12/15/47	50	51
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4
3.99%, 1/15/46(1)	100	107
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4
4.00%, 4/15/47	500	532
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5
3.80%, 7/15/47	500	526
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C22, Class A4
3.80%, 9/15/47	500	523
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A2
2.94%, 11/15/47	250	255
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5
3.64%, 11/15/47	200	208
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5
3.67%, 11/15/47	150	156
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 7/15/48	200	210
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	200	196
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	98
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A2
2.66%, 6/15/49	100	101
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	100	100
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	150	150
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4
4.32%, 8/15/46(1)	200	215
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	175	177

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Commercial Mortgage-Backed Securities - 1.1% continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	$200	$204
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2
2.92%, 2/15/47	200	203
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3
3.67%, 2/15/47	100	104
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5
4.06%, 2/15/47	200	214
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5
3.74%, 8/15/47	400	419
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A2
3.19%, 10/15/47	500	512
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2
2.79%, 2/15/48	500	506
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5
3.53%, 10/15/48	100	103
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4
3.33%, 5/15/49	250	254
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	250	244
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4
3.24%, 3/15/45	150	155
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3
3.40%, 5/10/45	393	409
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.46%, 6/15/50	250	255
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.09%, 8/10/49	125	128
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.85%, 12/10/45	100	101
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4
3.18%, 3/10/46	100	102
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4
3.24%, 4/10/46	100	103
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3
3.60%, 1/10/45	134	139
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3
2.92%, 10/15/45	150	152
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4
4.22%, 7/15/46(1)	100	108
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 2/15/48	100	101
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4
3.66%, 9/15/58	250	260
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5
3.18%, 4/15/50	200	201
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2
2.63%, 5/15/48	500	506
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5
3.77%, 7/15/58(1)	300	314
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	300	313
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4
3.56%, 1/15/59	200	207

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Commercial Mortgage-Backed Securities - 1.1% continued
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	$250	$256
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	100	98
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	250	248
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	200	197
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	147
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%, 11/15/44	150	157
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4
3.44%, 4/15/45	175	182
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2
3.43%, 6/15/45	250	259
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A4
3.20%, 3/15/48	600	615
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class AS
3.56%, 3/15/48	50	52
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4
3.00%, 5/15/45	500	507
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5
3.34%, 6/15/46	150	155
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5
4.42%, 9/15/46	250	272
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5
3.75%, 9/15/57	500	523
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5
3.63%, 11/15/47	250	259
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5
4.05%, 3/15/47	100	106

		27,020

Credit Card - 0.3%
Barclays Dryrock Issuance Trust, Series 2014-3, Class A
2.41%, 7/15/22	150	152
Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3
1.34%, 4/15/22	255	253
Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4
1.33%, 6/15/22	150	149
Capital One Multi-Asset Execution Trust, Series 2016-A5, Class A5
1.66%, 6/17/24	100	98
Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3
2.43%, 1/15/25	200	203
Chase Issuance Trust, Series 2012-A4, Class A4
1.58%, 8/16/21	250	249
Chase Issuance Trust, Series 2012-A7, Class A7
2.16%, 9/16/24	200	199
Chase Issuance Trust, Series 2014-A2, Class A2
2.77%, 3/15/23	150	154
Chase Issuance Trust, Series 2015-A4, Class A4
1.84%, 4/15/22	300	300
Chase Issuance Trust, Series 2016-A2, Class A
1.37%, 6/15/21	225	224
Chase Issuance Trust, Series 2016-A4, Class A4
1.49%, 7/15/22	150	148
Chase Issuance Trust, Series 2016-A5, Class A5
1.27%, 7/15/21	250	248
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	150	199

FIXED INCOME INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Credit Card - 0.3% continued
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1
2.88%, 1/23/23	$300	$309
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5
2.68%, 6/7/23	150	153
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6
2.15%, 7/15/21	350	353
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1
1.75%, 11/19/21	350	350
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2
1.74%, 1/19/21	300	300
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3
1.92%, 4/7/22	500	501
Discover Card Execution Note Trust, Series 2012-A6, Class A6
1.67%, 1/18/22	350	349
Discover Card Execution Note Trust, Series 2014-A4, Class A4
2.12%, 12/15/21	400	403
Discover Card Execution Note Trust, Series 2015-A2, Class A
1.90%, 10/17/22	100	100
Discover Card Execution Note Trust, Series 2015-A4, Class A4
2.19%, 4/17/23	200	202
Discover Card Execution Note Trust, Series 2016-A1, Class A1
1.64%, 7/15/21	250	250
Discover Card Execution Note Trust, Series 2016-A4, Class A4
1.39%, 3/15/22	185	183
Discover Card Execution Note Trust, Series 2017-A2, Class A2
2.39%, 7/15/24	150	151
Synchrony Credit Card Master Note Trust, Series 2012-7, Class A
1.76%, 9/15/22	100	100
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A
2.37%, 3/15/23	150	151
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A
2.04%, 3/15/22	200	201
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A
2.21%, 5/15/24	100	100
World Financial Network Credit Card Master Trust, Series 2015-B, Class A
2.55%, 6/17/24	100	101

		6,833

Other - 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3
2.84%, 3/1/26	100	102
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3
4.24%, 8/15/23	100	107
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3
3.03%, 10/15/25	150	155
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3
4.38%, 11/1/23	100	106

		470

Total Asset-Backed Securities (Cost $39,378)		39,607

CORPORATE BONDS - 24.1%
Advertising & Marketing - 0.0%
Interpublic Group of (The) Cos., Inc.,
4.20%, 4/15/24	150	158
Omnicom Group, Inc.,
6.25%, 7/15/19	300	325
3.63%, 5/1/22	156	163
3.60%, 4/15/26	340	342

		988

Aerospace & Defense - 0.5%
Boeing (The) Co.,
7.95%, 8/15/24	250	329
2.85%, 10/30/24	110	111
6.13%, 2/15/33	135	177
3.30%, 3/1/35	55	53
6.63%, 2/15/38	100	139

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Aerospace & Defense - 0.5% continued
5.88%, 2/15/40	$75	$98
3.50%, 3/1/45	500	484
General Dynamics Corp.,
3.88%, 7/15/21	250	266
2.25%, 11/15/22	500	497
2.13%, 8/15/26	350	328
3.60%, 11/15/42	155	153
Harris Corp.,
4.40%, 12/15/20	950	1,008
L3 Technologies, Inc.,
5.20%, 10/15/19	250	267
4.95%, 2/15/21	40	43
Lockheed Martin Corp.,
4.25%, 11/15/19	500	527
2.50%, 11/23/20	355	360
3.55%, 1/15/26	1,100	1,140
3.60%, 3/1/35	135	133
4.07%, 12/15/42	868	887
Northrop Grumman Corp.,
5.05%, 8/1/19	170	181
5.05%, 11/15/40	250	288
4.75%, 6/1/43	250	282
Precision Castparts Corp.,
2.50%, 1/15/23	500	499
3.90%, 1/15/43	100	102
4.38%, 6/15/45	350	379
Raytheon Co.,
4.40%, 2/15/20	510	542
2.50%, 12/15/22	1,150	1,155
4.70%, 12/15/41	100	114
United Technologies Corp.,
7.50%, 9/15/29	100	141
6.05%, 6/1/36	600	773
6.13%, 7/15/38	175	229
5.70%, 4/15/40	500	627
4.50%, 6/1/42	450	491
3.75%, 11/1/46	500	490

		13,293

Airlines - 0.0%
Continental Airlines Pass Through Trust, Series 2009-2, Class A,
7.25%, 11/10/19	244	270
Southwest Airlines Co. Pass Through Trust, Series 2007-1,
6.15%, 8/1/22	318	352

		622

Apparel & Textile Products - 0.0%
Cintas Corp. No. 2,
2.90%, 4/1/22	85	86
NIKE, Inc.,
2.38%, 11/1/26	250	237
3.63%, 5/1/43	75	72
3.38%, 11/1/46	500	460
VF Corp.,
3.50%, 9/1/21	150	157
6.45%, 11/1/37	30	40

		1,052

Auto Parts Manufacturing - 0.0%
BorgWarner, Inc.,
4.38%, 3/15/45	170	169
Delphi Corp.,
4.15%, 3/15/24	300	315

		484

Automobiles Manufacturing - 0.8%
American Honda Finance Corp.,
1.60%, 7/13/18	180	180
2.13%, 10/10/18	75	75
2.25%, 8/15/19	250	252
2.15%, 3/13/20	800	804
1.65%, 7/12/21	400	391
1.70%, 9/9/21	500	490
Daimler Finance North America LLC,
8.50%, 1/18/31	175	263
Ford Motor Co.,
7.45%, 7/16/31	350	443
4.75%, 1/15/43	500	483
Ford Motor Credit Co. LLC,
2.88%, 10/1/18	200	202
2.02%, 5/3/19	600	599
1.90%, 8/12/19	200	198
2.60%, 11/4/19	200	201
2.46%, 3/27/20	260	260
3.16%, 8/4/20	860	876
3.34%, 3/18/21	500	510

FIXED INCOME INDEX FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Automobiles Manufacturing - 0.8% continued
5.88%, 8/2/21	$500	$558
3.22%, 1/9/22	200	202
4.25%, 9/20/22	1,300	1,366
3.10%, 5/4/23	1,000	988
3.81%, 1/9/24	1,200	1,215
General Motors Co.,
3.50%, 10/2/18	3,000	3,053
6.25%, 10/2/43	550	611
6.75%, 4/1/46	145	172
General Motors Financial Co., Inc.,
3.20%, 7/13/20	395	402
3.20%, 7/6/21	485	490
4.38%, 9/25/21	400	422
3.45%, 4/10/22	500	508
3.70%, 5/9/23	600	609
4.35%, 1/17/27	165	167
Toyota Motor Credit Corp.,
2.00%, 10/24/18	400	402
2.10%, 1/17/19	100	101
1.70%, 2/19/19	660	661
2.13%, 7/18/19	100	101
4.50%, 6/17/20	300	321
1.90%, 4/8/21	300	297
2.25%, 10/18/23	545	533

		19,406

Banks - 0.9%
Bank of America N.A.,
6.00%, 10/15/36	250	316
Bank One Corp.,
7.75%, 7/15/25	54	68
8.00%, 4/29/27	250	331
BB&T Corp.,
2.25%, 2/1/19	100	101
2.45%, 1/15/20	450	455
2.75%, 4/1/22	150	152
Branch Banking & Trust Co.,
2.30%, 10/15/18	500	503
2.85%, 4/1/21	650	664
3.63%, 9/16/25	250	260
3.80%, 10/30/26	250	262
Capital One N.A.,
2.40%, 9/5/19	250	251
2.35%, 1/31/20	500	500
Citizens Bank N.A.,
2.50%, 3/14/19	250	252
2.55%, 5/13/21	250	250
Comerica Bank,
2.50%, 6/2/20	500	501
Discover Bank,
2.60%, 11/13/18	250	252
3.20%, 8/9/21	250	255
Fifth Third Bancorp,
2.88%, 7/27/20	500	510
3.50%, 3/15/22	200	207
4.30%, 1/16/24	220	234
8.25%, 3/1/38	275	410
Fifth Third Bank,
1.63%, 9/27/19	350	347
2.25%, 6/14/21	200	199
2.88%, 10/1/21	250	255
HSBC Bank USA N.A.,
4.88%, 8/24/20	300	323
7.00%, 1/15/39	350	490
HSBC USA, Inc.,
2.63%, 9/24/18	80	81
2.38%, 11/13/19	250	252
2.35%, 3/5/20	700	704
2.75%, 8/7/20	750	762
3.50%, 6/23/24	1,000	1,030
Huntington Bancshares, Inc.,
3.15%, 3/14/21	500	510
KeyBank N.A.,
2.50%, 12/15/19	250	252
2.25%, 3/16/20	1,000	1,005
3.30%, 6/1/25	250	254
KeyCorp,
2.30%, 12/13/18	250	251
5.10%, 3/24/21	25	27
MUFG Americas Holdings Corp.,
2.25%, 2/10/20	170	170
3.50%, 6/18/22	150	155
MUFG Union Bank N.A.,
2.63%, 9/26/18	250	252
PNC Bank N.A.,
1.85%, 7/20/18	250	250
1.45%, 7/29/19	250	248

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Banks - 0.9% continued
2.30%, 6/1/20	$500	$503
2.70%, 11/1/22	750	750
2.95%, 1/30/23	500	505
3.80%, 7/25/23	250	263
PNC Financial Services Group (The), Inc.,
6.70%, 6/10/19	600	652
4.38%, 8/11/20	500	532
3.30%, 3/8/22	150	155
2.85%, 11/9/22(2)	100	101
SunTrust Bank,
2.25%, 1/31/20	40	40
2.75%, 5/1/23	350	349
SunTrust Banks, Inc.,
2.35%, 11/1/18	25	25
2.50%, 5/1/19	200	202
US Bancorp,
1.95%, 11/15/18	200	201
4.13%, 5/24/21	200	214
3.00%, 3/15/22	115	118
2.95%, 7/15/22	1,200	1,221
2.38%, 7/22/26	1,000	942
Wells Fargo Bank N.A.,
5.85%, 2/1/37	250	312
6.60%, 1/15/38	300	409
Wells Fargo Capital X,
5.95%, 12/15/36	100	113

		22,158

Biotechnology - 0.5%
Amgen, Inc.,
5.70%, 2/1/19	500	530
2.20%, 5/22/19	750	755
4.50%, 3/15/20	425	451
4.10%, 6/15/21	165	175
1.85%, 8/19/21	150	147
3.88%, 11/15/21	250	263
6.38%, 6/1/37	100	125
6.40%, 2/1/39	100	127
5.75%, 3/15/40	935	1,115
5.15%, 11/15/41	250	279
5.65%, 6/15/42	100	120
4.40%, 5/1/45	250	257
Baxalta, Inc.,
2.88%, 6/23/20	370	376
5.25%, 6/23/45	625	734
Biogen, Inc.,
2.90%, 9/15/20	200	204
4.05%, 9/15/25	95	100
5.20%, 9/15/45	100	114
Celgene Corp.,
2.13%, 8/15/18	85	85
2.30%, 8/15/18	35	35
2.25%, 5/15/19	165	166
3.63%, 5/15/24	1,000	1,036
3.88%, 8/15/25	265	277
5.25%, 8/15/43	85	95
5.00%, 8/15/45	250	281
Gilead Sciences, Inc.,
2.05%, 4/1/19	100	100
2.35%, 2/1/20	85	86
2.55%, 9/1/20	240	243
4.50%, 4/1/21	200	216
3.25%, 9/1/22	145	150
3.50%, 2/1/25	500	513
3.65%, 3/1/26	500	514
4.60%, 9/1/35	1,000	1,072
5.65%, 12/1/41	330	400
4.50%, 2/1/45	250	259
4.75%, 3/1/46	1,015	1,114

		12,514

Cable & Satellite - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 7/23/22	790	842
4.91%, 7/23/25	2,520	2,722
Comcast Corp.,
3.38%, 2/15/25	145	149
3.38%, 8/15/25	1,000	1,026
3.15%, 3/1/26	1,850	1,860
3.30%, 2/1/27	540	547
7.05%, 3/15/33	140	191
5.65%, 6/15/35	5	6
6.45%, 3/15/37	590	785
6.95%, 8/15/37	450	635

FIXED INCOME INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Cable & Satellite - 0.5% continued
6.40%, 5/15/38	$635	$845
6.40%, 3/1/40	145	194
4.75%, 3/1/44	500	556
Time Warner Cable LLC,
8.75%, 2/14/19	300	330
6.55%, 5/1/37	145	173
7.30%, 7/1/38	705	901
6.75%, 6/15/39	130	159
Time Warner Entertainment Co. L.P.,
8.38%, 7/15/33	260	357

		12,278

Chemicals - 0.4%
3M Co.,
1.38%, 8/7/18	350	350
5.70%, 3/15/37	350	447
Air Products & Chemicals, Inc.,
3.00%, 11/3/21	300	310
2.75%, 2/3/23	250	252
Airgas, Inc.,
2.90%, 11/15/22	150	152
3.65%, 7/15/24	70	73
Dow Chemical (The) Co.,
4.25%, 11/15/20	155	165
4.13%, 11/15/21	200	212
3.00%, 11/15/22	100	102
7.38%, 11/1/29	100	134
4.25%, 10/1/34	150	155
9.40%, 5/15/39	300	504
5.25%, 11/15/41	400	464
4.38%, 11/15/42	500	516
E.I. du Pont de Nemours & Co.,
4.63%, 1/15/20	185	196
2.80%, 2/15/23	630	632
6.50%, 1/15/28	100	125
5.60%, 12/15/36	250	298
4.15%, 2/15/43	250	255
Eastman Chemical Co.,
2.70%, 1/15/20	120	122
4.80%, 9/1/42	200	215
4.65%, 10/15/44	100	106
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	66
Monsanto Co.,
2.20%, 7/15/22	65	63
5.50%, 8/15/25	50	57
4.20%, 7/15/34	55	56
5.88%, 4/15/38	256	306
4.40%, 7/15/44	250	254
Mosaic (The) Co.,
3.75%, 11/15/21	1,000	1,037
5.45%, 11/15/33	250	264
4.88%, 11/15/41	100	94
PPG Industries, Inc.,
2.30%, 11/15/19	250	252
Praxair, Inc.,
1.25%, 11/7/18	150	150
4.50%, 8/15/19	400	422
4.05%, 3/15/21	100	106
2.45%, 2/15/22	250	251
2.20%, 8/15/22	150	148
2.70%, 2/21/23	250	251
3.55%, 11/7/42	125	121
Sherwin-Williams (The) Co.,
4.55%, 8/1/45	30	31
Westlake Chemical Corp.,
3.60%, 7/15/22	65	66

		9,780

Commercial Finance - 0.2%
Air Lease Corp.,
3.38%, 1/15/19	65	66
3.75%, 2/1/22	125	130
3.00%, 9/15/23	245	244
4.25%, 9/15/24	350	367
GATX Corp.,
2.38%, 7/30/18	35	35
5.20%, 3/15/44	35	38
International Lease Finance Corp.,
8.25%, 12/15/20	1,000	1,177
Private Export Funding Corp.,
1.45%, 8/15/19	2,000	1,995

		4,052

Communications Equipment - 0.6%
Apple, Inc.,
1.55%, 8/4/21	210	205
2.15%, 2/9/22	250	248

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Communications Equipment - 0.6% continued
2.85%, 2/23/23	$340	$346
2.40%, 5/3/23	275	273
3.00%, 2/9/24	1,665	1,690
3.45%, 5/6/24	3,555	3,698
2.50%, 2/9/25	55	54
3.25%, 2/23/26	1,030	1,049
2.45%, 8/4/26	500	478
3.35%, 2/9/27	370	378
3.85%, 5/4/43	230	230
4.45%, 5/6/44	250	272
3.45%, 2/9/45	250	235
Cisco Systems, Inc.,
4.95%, 2/15/19	120	126
2.13%, 3/1/19	875	882
2.45%, 6/15/20	160	163
2.90%, 3/4/21	50	51
1.85%, 9/20/21	1,575	1,556
2.20%, 9/20/23	750	734
5.90%, 2/15/39	690	897
Juniper Networks, Inc.,
4.60%, 3/15/21	100	106
5.95%, 3/15/41	100	112

		13,783

Construction Materials Manufacturing - 0.0%
Owens Corning,
4.20%, 12/15/22	190	201
3.40%, 8/15/26	400	394

		595

Consumer Finance - 0.4%
American Express Co.,
2.65%, 12/2/22	632	633
3.63%, 12/5/24	125	128
American Express Credit Corp.,
1.80%, 7/31/18	500	500
1.70%, 10/30/19	325	323
2.38%, 5/26/20	300	303
2.25%, 5/5/21	1,180	1,178
Capital One Bank USA N.A.,
2.25%, 2/13/19	300	301
2.30%, 6/5/19	300	300
Capital One Financial Corp.,
2.45%, 4/24/19	500	503
4.75%, 7/15/21	131	141
3.75%, 4/24/24	1,000	1,022
Discover Financial Services,
4.10%, 2/9/27	200	200
Fiserv, Inc.,
4.63%, 10/1/20	250	267
3.50%, 10/1/22	50	52
HSBC Finance Corp.,
6.68%, 1/15/21	500	564
Mastercard, Inc.,
2.00%, 11/21/21	130	129
Synchrony Financial,
2.70%, 2/3/20	250	251
3.70%, 8/4/26	1,000	965
Visa, Inc.,
2.20%, 12/14/20	500	504
2.80%, 12/14/22	1,250	1,273
3.15%, 12/14/25	1,250	1,269
Western Union (The) Co.,
6.20%, 6/21/40	120	126

		10,932

Consumer Products - 0.2%
Clorox (The) Co.,
3.05%, 9/15/22	250	256
Colgate-Palmolive Co.,
2.45%, 11/15/21	1,000	1,014
2.30%, 5/3/22	165	167
1.95%, 2/1/23	250	244
2.10%, 5/1/23	250	246
Estee Lauder (The) Cos., Inc.,
2.35%, 8/15/22	50	50
6.00%, 5/15/37	100	127
4.38%, 6/15/45	150	161
4.15%, 3/15/47	70	73
Kimberly-Clark Corp.,
6.25%, 7/15/18	150	157
2.15%, 8/15/20	150	150
2.40%, 3/1/22	50	50
6.63%, 8/1/37	350	488
3.70%, 6/1/43	100	97
3.20%, 7/30/46	125	114
Procter & Gamble (The) Co.,
1.90%, 11/1/19	100	101
1.85%, 2/2/21	190	189

FIXED INCOME INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Consumer Products - 0.2% continued
2.30%, 2/6/22	$215	$218
3.10%, 8/15/23	250	259
5.55%, 3/5/37	5	7
Unilever Capital Corp.,
2.10%, 7/30/20	670	672
4.25%, 2/10/21	250	267
5.90%, 11/15/32	125	163

		5,270

Consumer Services - 0.0%
Ecolab, Inc.,
2.25%, 1/12/20	100	101
4.35%, 12/8/21	250	272
3.25%, 1/14/23	65	67
2.70%, 11/1/26	70	67
5.50%, 12/8/41	455	557

		1,064

Containers & Packaging - 0.1%
International Paper Co.,
4.75%, 2/15/22	104	113
3.65%, 6/15/24	250	258
3.00%, 2/15/27	1,000	962
7.30%, 11/15/39	45	61
6.00%, 11/15/41	250	305
5.15%, 5/15/46	250	279
Packaging Corp. of America,
4.50%, 11/1/23	100	107
3.65%, 9/15/24	250	255
Sonoco Products Co.,
4.38%, 11/1/21	25	26
5.75%, 11/1/40	150	179
WestRock MWV LLC,
7.95%, 2/15/31	100	140
WestRock RKT Co.,
3.50%, 3/1/20	150	154

		2,839

Department Stores - 0.1%
Kohl’s Corp.,
4.00%, 11/1/21	85	87
3.25%, 2/1/23	100	96
4.75%, 12/15/23	250	256
Macy’s Retail Holdings, Inc.,
3.88%, 1/15/22	30	30
2.88%, 2/15/23	150	138
6.90%, 4/1/29	305	326
6.90%, 1/15/32	250	259
4.50%, 12/15/34	100	83
5.13%, 1/15/42	40	34
Nordstrom, Inc.,
4.00%, 10/15/21	150	153
7.00%, 1/15/38	50	54

		1,516

Diversified Banks - 1.7%
Bank of America Corp.,
6.88%, 11/15/18	275	293
2.60%, 1/15/19	300	303
2.65%, 4/1/19	850	860
7.63%, 6/1/19	1,040	1,147
2.25%, 4/21/20	1,000	1,000
5.00%, 5/13/21	400	436
5.70%, 1/24/22	1,000	1,130
4.10%, 7/24/23	100	106
4.00%, 4/1/24	165	173
4.20%, 8/26/24	1,500	1,557
4.00%, 1/22/25	500	509
3.95%, 4/21/25	1,000	1,013
4.45%, 3/3/26	500	520
3.50%, 4/19/26	300	301
4.25%, 10/22/26	100	103
6.11%, 1/29/37	150	184
7.75%, 5/14/38	275	395
5.88%, 2/7/42	250	313
5.00%, 1/21/44	1,215	1,374
Citigroup, Inc.,
2.55%, 4/8/19	65	66
2.50%, 7/29/19	250	252
2.40%, 2/18/20	710	714
2.70%, 3/30/21	575	579
4.50%, 1/14/22	735	790
4.05%, 7/30/22	90	94
3.38%, 3/1/23	150	153
3.50%, 5/15/23	190	193
3.88%, 10/25/23	200	209
4.00%, 8/5/24	250	257
3.88%, 3/26/25	750	755
5.50%, 9/13/25	150	167

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Diversified Banks - 1.7% continued
3.70%, 1/12/26	$500	$506
4.60%, 3/9/26	205	215
3.20%, 10/21/26	500	486
4.30%, 11/20/26	325	334
6.63%, 6/15/32	100	125
6.00%, 10/31/33	350	418
6.13%, 8/25/36	125	154
8.13%, 7/15/39	1,180	1,812
5.88%, 1/30/42	30	38
5.30%, 5/6/44	300	339
4.75%, 5/18/46	1,530	1,606
JPMorgan Chase & Co.,
2.35%, 1/28/19	1,750	1,763
6.30%, 4/23/19	500	538
2.25%, 1/23/20	1,000	1,003
4.95%, 3/25/20	375	402
2.75%, 6/23/20	200	203
4.40%, 7/22/20	300	320
4.63%, 5/10/21	250	270
4.35%, 8/15/21	615	658
3.25%, 9/23/22	210	215
3.63%, 5/13/24	250	258
3.88%, 9/10/24	1,250	1,290
3.90%, 7/15/25	255	266
3.20%, 6/15/26	500	494
6.40%, 5/15/38	1,054	1,412
5.60%, 7/15/41	405	502
5.40%, 1/6/42	100	121
5.63%, 8/16/43	150	180
4.85%, 2/1/44	500	576
4.95%, 6/1/45	1,000	1,116
Wells Fargo & Co.,
2.15%, 1/15/19	135	136
2.60%, 7/22/20	675	685
3.00%, 1/22/21	100	102
4.60%, 4/1/21	500	539
2.10%, 7/26/21	250	247
3.50%, 3/8/22	1,000	1,039
3.45%, 2/13/23	125	128
4.13%, 8/15/23	200	212
3.30%, 9/9/24	1,500	1,521
3.00%, 2/19/25	250	246
3.00%, 4/22/26	1,950	1,904
4.30%, 7/22/27	110	115
5.38%, 2/7/35	425	506
4.65%, 11/4/44	375	394
3.90%, 5/1/45	950	950
4.40%, 6/14/46	850	861

		43,151

Educational Services - 0.0%
Board of Trustees of The Leland Stanford Junior University (The),
4.75%, 5/1/19	200	211
California Institute of Technology,
4.70%, 11/1/11(3)	110	112
George Washington University (The),
3.49%, 9/15/22	50	52
Johns Hopkins University,
4.08%, 7/1/53	100	107
Massachusetts Institute of Technology,
5.60%, 7/1/11(3)	190	248
4.68%, 7/1/14(4)	15	16
Northwestern University,
4.64%, 12/1/44	50	59
Princeton University,
4.95%, 3/1/19	100	106
Trustees of Dartmouth College,
4.75%, 6/1/19	102	108
University of Pennsylvania,
4.67%, 9/1/12(5)	100	106

		1,125

Electrical Equipment Manufacturing - 0.4%
ABB Finance USA, Inc.,
4.38%, 5/8/42	250	272
Amphenol Corp.,
3.13%, 9/15/21	100	102
Emerson Electric Co.,
5.25%, 10/15/18	325	339
5.00%, 4/15/19	1,000	1,054
2.63%, 12/1/21	225	229
2.63%, 2/15/23	85	85
6.00%, 8/15/32	25	31
General Electric Co.,
2.10%, 12/11/19	125	126
4.38%, 9/16/20	115	123
4.63%, 1/7/21	400	434

FIXED INCOME INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Electrical Equipment Manufacturing - 0.4% continued
3.15%, 9/7/22	$750	$778
2.70%, 10/9/22	580	590
3.10%, 1/9/23	500	519
3.45%, 5/15/24	850	893
6.75%, 3/15/32	150	206
6.15%, 8/7/37	150	198
5.88%, 1/14/38	800	1,035
6.88%, 1/10/39	300	435
4.50%, 3/11/44	250	278
Honeywell International, Inc.,
4.25%, 3/1/21	794	852
3.35%, 12/1/23	290	302
2.50%, 11/1/26	750	720
5.70%, 3/15/37	125	161
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	195
Roper Technologies, Inc.,
2.05%, 10/1/18	120	120
3.00%, 12/15/20	125	128

		10,205

Entertainment Content - 0.3%
CBS Corp.,
2.30%, 8/15/19	200	201
5.75%, 4/15/20	585	640
3.70%, 8/15/24	825	847
5.50%, 5/15/33	235	255
Scripps Networks Interactive, Inc.,
2.75%, 11/15/19	200	202
Time Warner, Inc.,
2.10%, 6/1/19	75	75
4.88%, 3/15/20	30	32
4.75%, 3/29/21	5	5
3.60%, 7/15/25	520	519
3.88%, 1/15/26	65	66
6.50%, 11/15/36	850	1,046
6.20%, 3/15/40	55	66
6.10%, 7/15/40	200	240
5.38%, 10/15/41	500	547
Viacom, Inc.,
3.25%, 3/15/23	310	307
3.88%, 4/1/24	395	402
6.88%, 4/30/36	600	701
Walt Disney (The) Co.,
5.50%, 3/15/19	400	425
1.85%, 5/30/19	40	40
3.75%, 6/1/21	510	541
2.55%, 2/15/22	295	298
4.13%, 12/1/41	105	110
3.70%, 12/1/42	130	129
3.00%, 7/30/46	250	219

		7,913

Exploration & Production - 0.5%
Anadarko Petroleum Corp.,
3.45%, 7/15/24	515	503
7.95%, 6/15/39	45	57
6.20%, 3/15/40	15	17
4.50%, 7/15/44	500	458
Apache Corp.,
3.25%, 4/15/22	180	183
6.00%, 1/15/37	360	417
5.10%, 9/1/40	250	255
5.25%, 2/1/42	260	273
ConocoPhillips,
5.75%, 2/1/19	51	54
5.90%, 10/15/32	85	102
6.50%, 2/1/39	185	243
ConocoPhillips Co.,
2.40%, 12/15/22	1,275	1,253
4.95%, 3/15/26	1,560	1,737
Devon Energy Corp.,
3.25%, 5/15/22	765	760
7.95%, 4/15/32	165	215
Devon Financing Co. LLC,
7.88%, 9/30/31	345	448
EOG Resources, Inc.,
5.63%, 6/1/19	215	229
2.63%, 3/15/23	815	804
EQT Corp.,
4.88%, 11/15/21	325	347
Hess Corp.,
7.13%, 3/15/33	690	780
Kerr-McGee Corp.,
7.88%, 9/15/31	70	90
Marathon Oil Corp.,
2.80%, 11/1/22	560	537

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Exploration & Production - 0.5% continued
3.85%, 6/1/25	$1,000	$976
6.80%, 3/15/32	175	189
Noble Energy, Inc.,
5.63%, 5/1/21	114	117
Occidental Petroleum Corp.,
4.10%, 2/1/21	750	799
2.70%, 2/15/23	45	45
3.00%, 2/15/27	120	117
4.40%, 4/15/46	275	286
Pioneer Natural Resources Co.,
3.95%, 7/15/22	85	89
7.20%, 1/15/28	100	123
Tosco Corp.,
8.13%, 2/15/30	245	341

		12,844

Financial Services - 1.6%
Ameriprise Financial, Inc.,
7.30%, 6/28/19	75	83
5.30%, 3/15/20	95	103
4.00%, 10/15/23	250	267
3.70%, 10/15/24	500	522
2.88%, 9/15/26	435	422
Bank of New York Mellon (The) Corp.,
2.20%, 5/15/19	65	66
5.45%, 5/15/19	75	80
2.15%, 2/24/20	855	860
2.05%, 5/3/21	500	495
3.55%, 9/23/21	1,455	1,520
2.20%, 8/16/23	285	276
BlackRock, Inc.,
5.00%, 12/10/19	250	269
4.25%, 5/24/21	280	302
3.38%, 6/1/22	250	261
3.50%, 3/18/24	250	263
Charles Schwab (The) Corp.,
2.20%, 7/25/18	35	35
4.45%, 7/22/20	250	267
3.00%, 3/10/25	335	335
CME Group, Inc.,
5.30%, 9/15/43	125	155
Goldman Sachs Group (The), Inc.,
2.63%, 1/31/19	1,180	1,192
2.55%, 10/23/19	400	404
2.30%, 12/13/19	130	130
5.38%, 3/15/20	1,295	1,398
2.60%, 4/23/20	250	252
2.75%, 9/15/20	75	76
2.63%, 4/25/21	175	175
5.25%, 7/27/21	2,540	2,784
5.75%, 1/24/22	750	844
3.63%, 1/22/23	1,000	1,032
4.00%, 3/3/24	250	262
3.85%, 7/8/24	500	519
3.75%, 5/22/25	2,115	2,166
3.75%, 2/25/26	1,540	1,568
5.95%, 1/15/27	80	93
6.75%, 10/1/37	1,165	1,512
6.25%, 2/1/41	300	392
4.80%, 7/8/44	100	111
4.75%, 10/21/45	500	553
Jefferies Group LLC,
8.50%, 7/15/19	50	56
5.13%, 1/20/23	315	343
Legg Mason, Inc.,
2.70%, 7/15/19	65	66
Morgan Stanley,
2.50%, 1/24/19	750	756
7.30%, 5/13/19	645	705
5.63%, 9/23/19	475	510
2.65%, 1/27/20	600	606
2.80%, 6/16/20	190	193
5.75%, 1/25/21	1,000	1,107
2.50%, 4/21/21	510	510
5.50%, 7/28/21	1,088	1,207
2.63%, 11/17/21	500	499
4.10%, 5/22/23	1,280	1,336
3.88%, 4/29/24	1,410	1,465
3.70%, 10/23/24	500	513
4.00%, 7/23/25	1,215	1,268
3.13%, 7/27/26	250	243
6.25%, 8/9/26	100	120
3.95%, 4/23/27	490	494
6.38%, 7/24/42	300	399
4.30%, 1/27/45	575	595
Nasdaq, Inc.,
3.85%, 6/30/26	1,060	1,076

FIXED INCOME INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Financial Services - 1.6% continued
National Rural Utilities Cooperative Finance Corp.,
2.15%, 2/1/19	$165	$166
2.30%, 11/15/19	500	503
2.00%, 1/27/20	50	50
3.05%, 2/15/22	35	36
2.85%, 1/27/25	1,000	995
8.00%, 3/1/32	50	73
State Street Corp.,
2.55%, 8/18/20	1,000	1,019
3.10%, 5/15/23	225	229
3.70%, 11/20/23	550	582
3.30%, 12/16/24	120	123
2.65%, 5/19/26	450	436
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	80	82

		40,405

Food & Beverage - 1.1%
Anheuser-Busch InBev Finance, Inc.,
2.15%, 2/1/19	500	503
2.65%, 2/1/21	1,000	1,013
3.30%, 2/1/23	1,500	1,545
3.65%, 2/1/26	780	804
4.70%, 2/1/36	1,000	1,101
4.00%, 1/17/43	150	150
4.63%, 2/1/44	250	269
4.90%, 2/1/46	1,910	2,156
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 1/15/20	450	487
2.50%, 7/15/22	60	60
8.20%, 1/15/39	750	1,162
3.75%, 7/15/42	65	63
4.44%, 10/6/48(6)	304	322
Archer-Daniels-Midland Co.,
4.48%, 3/1/21	34	37
2.50%, 8/11/26	305	292
4.02%, 4/16/43	56	58
Brown-Forman Corp.,
3.75%, 1/15/43	50	48
4.50%, 7/15/45	200	218
Campbell Soup Co.,
4.25%, 4/15/21	500	532
2.50%, 8/2/22	205	205
3.80%, 8/2/42	40	38
Coca-Cola (The) Co.,
2.45%, 11/1/20	500	509
3.15%, 11/15/20	260	270
3.30%, 9/1/21	250	262
2.50%, 4/1/23	355	356
3.20%, 11/1/23	100	104
2.55%, 6/1/26	770	747
Coca-Cola European Partners US LLC,
3.25%, 8/19/21	500	512
Conagra Brands, Inc.,
3.25%, 9/15/22	55	56
3.20%, 1/25/23	118	119
7.00%, 10/1/28	200	253
Dr. Pepper Snapple Group, Inc.,
2.60%, 1/15/19	80	81
2.00%, 1/15/20	90	90
3.13%, 12/15/23	85	86
2.55%, 9/15/26	95	89
General Mills, Inc.,
2.20%, 10/21/19	300	302
3.15%, 12/15/21	500	515
3.65%, 2/15/24	75	78
5.40%, 6/15/40	70	82
Hershey (The) Co.,
2.30%, 8/15/26	365	343
JM Smucker (The) Co.,
3.50%, 3/15/25	500	514
4.38%, 3/15/45	250	261
Kellogg Co.,
2.75%, 3/1/23	350	347
4.50%, 4/1/46	500	514
Kraft Heinz Foods Co.,
2.80%, 7/2/20	370	376
3.50%, 6/6/22	880	909
3.95%, 7/15/25	140	144
3.00%, 6/1/26	130	124
5.00%, 7/15/35	500	541
5.00%, 6/4/42	205	216
5.20%, 7/15/45	670	725
4.38%, 6/1/46	125	122
Mead Johnson Nutrition Co.,
4.90%, 11/1/19	250	265

NORTHERN FUNDS QUARTERLY REPORT    17     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Food & Beverage - 1.1% continued
5.90%, 11/1/39	$451	$562
Molson Coors Brewing Co.,
2.10%, 7/15/21	245	241
5.00%, 5/1/42	575	635
PepsiCo, Inc.,
2.25%, 1/7/19	500	505
4.50%, 1/15/20	255	271
2.15%, 10/14/20	285	287
3.00%, 8/25/21	770	797
1.70%, 10/6/21	45	44
2.75%, 3/5/22	385	393
2.75%, 4/30/25	500	497
3.50%, 7/17/25	100	105
2.85%, 2/24/26	115	115
2.38%, 10/6/26	245	233
4.88%, 11/1/40	265	307
4.00%, 3/5/42	50	51
3.60%, 8/13/42	50	48
4.25%, 10/22/44	320	338
4.60%, 7/17/45	130	145
Tyson Foods, Inc.,
2.65%, 8/15/19	290	294
4.50%, 6/15/22	300	325
4.88%, 8/15/34	100	109

		27,277

Forest & Paper Products Manufacturing - 0.1%
Georgia-Pacific LLC,
8.00%, 1/15/24	500	642
7.75%, 11/15/29	500	693

		1,335

Hardware - 0.3%
Corning, Inc.,
4.25%, 8/15/20	250	264
5.75%, 8/15/40	170	198
Dell International LLC/EMC Corp.,
4.42%, 6/15/21(6)	1,215	1,281
5.45%, 6/15/23(6)	450	488
8.10%, 7/15/36(6)	500	629
8.35%, 7/15/46(6)	440	568
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	830	880
4.90%, 10/15/25	1,445	1,515
6.35%, 10/15/45	200	211
HP, Inc.,
4.38%, 9/15/21	735	783
4.05%, 9/15/22	25	26
6.00%, 9/15/41	275	291
NetApp, Inc.,
3.25%, 12/15/22	150	151
Pitney Bowes, Inc.,
4.63%, 3/15/24	150	154
Xerox Corp.,
5.63%, 12/15/19	120	128
2.80%, 5/15/20	290	289
3.80%, 5/15/24	130	130
6.75%, 12/15/39	60	64

		8,050

Health Care Facilities & Services - 0.4%
AmerisourceBergen Corp.,
3.25%, 3/1/25	135	137
4.25%, 3/1/45	60	61
Cardinal Health, Inc.,
4.63%, 12/15/20	697	749
3.20%, 6/15/22	150	152
3.75%, 9/15/25	250	260
4.60%, 3/15/43	35	36
4.50%, 11/15/44	175	177
Express Scripts Holding Co.,
4.75%, 11/15/21	500	540
4.50%, 2/25/26	1,130	1,198
6.13%, 11/15/41	21	25
4.80%, 7/15/46	250	254
Laboratory Corp. of America Holdings,
2.50%, 11/1/18	385	388
2.63%, 2/1/20	1,175	1,185
4.70%, 2/1/45	300	309
McKesson Corp.,
2.70%, 12/15/22	120	119
3.80%, 3/15/24	160	166
6.00%, 3/1/41	250	306
4.88%, 3/15/44	355	386
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	102
Merck Sharp & Dohme Corp.,
5.00%, 6/30/19	725	770

FIXED INCOME INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Health Care Facilities & Services - 0.4% continued
5.85%, 6/30/39	$575	$751
Quest Diagnostics, Inc.,
4.75%, 1/30/20	340	362
2.50%, 3/30/20	130	131
3.45%, 6/1/26	115	115
5.75%, 1/30/40	28	32

		8,711

Home & Office Products Manufacturing - 0.1%
Newell Brands, Inc.,
2.60%, 3/29/19	44	44
2.88%, 12/1/19	125	127
3.15%, 4/1/21	500	512
3.85%, 4/1/23	1,000	1,050
4.20%, 4/1/26	100	106
5.50%, 4/1/46	250	301

		2,140

Home Improvement - 0.0%
Stanley Black & Decker, Inc.,
3.40%, 12/1/21	265	276
2.90%, 11/1/22	65	66
Whirlpool Corp.,
4.85%, 6/15/21	100	109
4.70%, 6/1/22	100	109
3.70%, 3/1/23	100	103
4.50%, 6/1/46	90	94

		757

Industrial Other - 0.1%
Fluor Corp.,
3.50%, 12/15/24	1,425	1,478

Integrated Oils - 0.3%
Chevron Corp.,
1.56%, 5/16/19	435	434
2.19%, 11/15/19	260	263
2.42%, 11/17/20	1,000	1,012
2.10%, 5/16/21	560	558
2.50%, 3/3/22	545	550
2.36%, 12/5/22	445	443
2.57%, 5/16/23	510	511
3.19%, 6/24/23	210	217
3.33%, 11/17/25	225	231
2.95%, 5/16/26	190	189
Exxon Mobil Corp.,
1.91%, 3/6/20	1,070	1,073
2.73%, 3/1/23	105	106
3.57%, 3/6/45	590	567
4.11%, 3/1/46	350	369

		6,523

Internet Media - 0.0%
Alphabet, Inc.,
3.63%, 5/19/21	250	265

Leisure Products Manufacturing - 0.0%
Hasbro, Inc.,
3.15%, 5/15/21	35	36
6.35%, 3/15/40	250	300
Mattel, Inc.,
2.35%, 5/6/19	150	150
6.20%, 10/1/40	50	56

		542

Life Insurance - 0.4%
Aflac, Inc.,
6.45%, 8/15/40	15	20
Lincoln National Corp.,
4.85%, 6/24/21	100	108
3.63%, 12/12/26	265	266
6.15%, 4/7/36	10	12
6.30%, 10/9/37	100	123
MetLife, Inc.,
3.05%, 12/15/22	525	535
4.37%, 9/15/23	590	646
6.38%, 6/15/34	485	634
5.70%, 6/15/35	350	431
6.40%, 12/15/36	150	173
4.05%, 3/1/45	500	504
Primerica, Inc.,
4.75%, 7/15/22	100	108
Principal Financial Group, Inc.,
4.63%, 9/15/42	40	44
Protective Life Corp.,
7.38%, 10/15/19	300	334
8.45%, 10/15/39	425	630
Prudential Financial, Inc.,
2.30%, 8/15/18	140	141
2.35%, 8/15/19	200	201

NORTHERN FUNDS QUARTERLY REPORT    19     FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Life Insurance - 0.4% continued
5.38%, 6/21/20	$175	$191
4.50%, 11/15/20	270	290
3.50%, 5/15/24	85	89
5.75%, 7/15/33	50	60
5.70%, 12/14/36	200	244
6.63%, 12/1/37	200	267
8.88%, 6/15/38(1)	450	478
5.63%, 5/12/41	260	314
5.20%, 3/15/44(1)	275	292
Reinsurance Group of America, Inc.,
5.00%, 6/1/21	550	598
Torchmark Corp.,
3.80%, 9/15/22	420	432
Voya Financial, Inc.,
4.80%, 6/15/46	1,000	1,042

		9,207

Machinery Manufacturing - 0.5%
Caterpillar Financial Services Corp.,
3.75%, 11/24/23	1,000	1,061
Caterpillar, Inc.,
3.90%, 5/27/21	500	531
3.40%, 5/15/24	1,000	1,043
5.20%, 5/27/41	450	542
3.80%, 8/15/42	102	102
4.30%, 5/15/44	150	162
Deere & Co.,
2.60%, 6/8/22	125	127
5.38%, 10/16/29	250	302
8.10%, 5/15/30	100	145
Dover Corp.,
4.30%, 3/1/21	310	329
Eaton Corp.,
2.75%, 11/2/22	1,500	1,508
IDEX Corp.,
4.20%, 12/15/21	200	208
Illinois Tool Works, Inc.,
1.95%, 3/1/19	130	131
3.38%, 9/15/21	250	260
3.50%, 3/1/24	250	262
3.90%, 9/1/42	200	208
Ingersoll-Rand Global Holding Co. Ltd.,
4.25%, 6/15/23	1,500	1,621
John Deere Capital Corp.,
5.75%, 9/10/18	200	210
1.70%, 1/15/20	150	149
2.05%, 3/10/20	1,250	1,258
2.45%, 9/11/20	100	101
3.15%, 10/15/21	250	258
2.80%, 1/27/23	150	152
2.80%, 3/6/23	500	506
Kennametal, Inc.,
2.65%, 11/1/19	100	100
Parker-Hannifin Corp.,
3.30%, 11/21/24	215	222
4.20%, 11/21/34	200	213
4.45%, 11/21/44	500	547

		12,258

Managed Care - 0.3%
Aetna, Inc.,
4.13%, 6/1/21	250	265
2.75%, 11/15/22	400	401
6.63%, 6/15/36	40	54
6.75%, 12/15/37	150	208
4.50%, 5/15/42	100	108
Anthem, Inc.,
3.50%, 8/15/24	545	560
5.95%, 12/15/34	50	61
4.63%, 5/15/42	525	567
Cigna Corp.,
3.25%, 4/15/25	330	331
6.15%, 11/15/36	45	57
5.38%, 2/15/42	310	373
Humana, Inc.,
2.63%, 10/1/19	100	101
3.85%, 10/1/24	85	88
8.15%, 6/15/38	280	407
UnitedHealth Group, Inc.,
1.63%, 3/15/19	210	209
4.70%, 2/15/21	300	324
3.35%, 7/15/22	1,255	1,310
3.75%, 7/15/25	430	453
5.80%, 3/15/36	250	317
6.63%, 11/15/37	640	882
6.88%, 2/15/38	170	241

		7,317

FIXED INCOME INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Mass Merchants - 0.3%
Target Corp.,
2.30%, 6/26/19	$1,000	$1,012
3.88%, 7/15/20	195	206
2.90%, 1/15/22	515	529
3.63%, 4/15/46	500	466
Wal-Mart Stores, Inc.,
3.63%, 7/8/20	200	210
4.25%, 4/15/21	600	649
3.30%, 4/22/24	625	653
5.88%, 4/5/27	250	309
5.25%, 9/1/35	175	213
6.50%, 8/15/37	750	1,056
6.20%, 4/15/38	275	376
5.63%, 4/1/40	555	716
4.88%, 7/8/40	90	107
5.00%, 10/25/40	100	120
5.63%, 4/15/41	375	487
4.00%, 4/11/43	415	438
4.75%, 10/2/43	100	118

		7,665

Medical Equipment & Devices Manufacturing - 0.6%
Abbott Laboratories,
3.25%, 4/15/23	140	143
2.95%, 3/15/25	1,000	976
4.75%, 11/30/36	555	604
4.75%, 4/15/43	150	159
Agilent Technologies, Inc.,
3.20%, 10/1/22	225	229
3.88%, 7/15/23	250	261
Baxter International, Inc.,
1.70%, 8/15/21	60	58
3.50%, 8/15/46	350	314
Becton Dickinson and Co.,
2.68%, 12/15/19	374	378
3.25%, 11/12/20	430	440
3.13%, 11/8/21	150	153
3.30%, 3/1/23	130	131
4.69%, 12/15/44	55	57
Boston Scientific Corp.,
2.65%, 10/1/18	80	81
2.85%, 5/15/20	130	132
3.85%, 5/15/25	250	258
7.38%, 1/15/40	100	134
C.R. Bard, Inc.,
3.00%, 5/15/26	660	662
Life Technologies Corp.,
6.00%, 3/1/20	500	545
Medtronic, Inc.,
2.50%, 3/15/20	1,000	1,014
4.13%, 3/15/21	500	532
3.13%, 3/15/22	150	155
3.50%, 3/15/25	750	780
4.38%, 3/15/35	1,275	1,393
6.50%, 3/15/39	100	132
5.55%, 3/15/40	200	242
4.50%, 3/15/42	100	108
4.63%, 3/15/44	100	111
4.63%, 3/15/45	500	563
Stryker Corp.,
2.63%, 3/15/21	500	505
4.10%, 4/1/43	50	50
4.38%, 5/15/44	200	202
4.63%, 3/15/46	750	819
Thermo Fisher Scientific, Inc.,
3.60%, 8/15/21	250	260
3.30%, 2/15/22	320	331
4.15%, 2/1/24	100	107
2.95%, 9/19/26	155	151
Zimmer Biomet Holdings, Inc.,
2.70%, 4/1/20	120	121
3.38%, 11/30/21	250	256
3.15%, 4/1/22	500	508
3.55%, 4/1/25	120	121

		14,176

Metals & Mining - 0.1%
Barrick North America Finance LLC,
4.40%, 5/30/21	79	85
Newmont Mining Corp.,
5.88%, 4/1/35	100	116
4.88%, 3/15/42	150	158
Nucor Corp.,
4.00%, 8/1/23	250	264
6.40%, 12/1/37	150	194
5.20%, 8/1/43	125	147
Southern Copper Corp.,
3.88%, 4/23/25	100	103

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Metals & Mining - 0.1% continued
7.50%, 7/27/35	$300	$370
6.75%, 4/16/40	90	104
5.88%, 4/23/45	500	535

		2,076

Oil & Gas Services & Equipment - 0.2%
Baker Hughes, Inc.,
3.20%, 8/15/21	1,075	1,106
5.13%, 9/15/40	210	240
Halliburton Co.,
3.50%, 8/1/23	715	736
4.85%, 11/15/35	25	27
7.45%, 9/15/39	840	1,142
5.00%, 11/15/45	50	53
Nabors Industries, Inc.,
4.63%, 9/15/21	295	280
5.50%, 1/15/23(6)	250	237
Oceaneering International, Inc.,
4.65%, 11/15/24	100	98

		3,919

Pharmaceuticals - 0.7%
AbbVie, Inc.,
2.50%, 5/14/20	440	445
2.30%, 5/14/21	800	798
2.90%, 11/6/22	1,000	1,009
3.60%, 5/14/25	225	230
4.40%, 11/6/42	415	425
4.70%, 5/14/45	840	893
Actavis, Inc.,
3.25%, 10/1/22	1,000	1,022
Bristol-Myers Squibb Co.,
1.75%, 3/1/19	500	501
2.00%, 8/1/22	600	590
Eli Lilly & Co.,
1.95%, 3/15/19	35	35
GlaxoSmithKline Capital, Inc.,
5.38%, 4/15/34	150	180
6.38%, 5/15/38	530	728
4.20%, 3/18/43	20	21
Johnson & Johnson,
1.88%, 12/5/19	300	302
1.65%, 3/1/21	185	183
3.55%, 5/15/21	250	265
2.45%, 3/1/26	500	488
4.38%, 12/5/33	250	284
5.95%, 8/15/37	100	135
4.85%, 5/15/41	400	482
Merck & Co., Inc.,
2.35%, 2/10/22	1,000	1,009
2.80%, 5/18/23	300	306
2.75%, 2/10/25	500	498
3.60%, 9/15/42	25	24
4.15%, 5/18/43	60	64
Mylan, Inc.,
5.40%, 11/29/43	85	94
Novartis Capital Corp.,
4.40%, 4/24/20	185	198
2.40%, 5/17/22	170	171
2.40%, 9/21/22	40	40
3.40%, 5/6/24	250	261
4.40%, 5/6/44	250	277
Pfizer, Inc.,
1.95%, 6/3/21	500	499
2.20%, 12/15/21	90	90
3.40%, 5/15/24	150	157
7.20%, 3/15/39	700	1,047
4.40%, 5/15/44	500	549
4.13%, 12/15/46	350	371
Pharmacia LLC,
6.60%, 12/1/28	125	164
Teva Pharmaceutical Finance Co. LLC,
6.15%, 2/1/36	45	53
Wyeth LLC,
5.95%, 4/1/37	725	937
Zoetis, Inc.,
3.25%, 2/1/23	500	513
4.70%, 2/1/43	40	44

		16,382

Pipeline - 0.9%
Buckeye Partners L.P.,
4.88%, 2/1/21	50	53
4.35%, 10/15/24	35	36
5.60%, 10/15/44	500	516
El Paso Natural Gas Co. LLC,
8.63%, 1/15/22	360	436
8.38%, 6/15/32	471	599

FIXED INCOME INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Pipeline - 0.9% continued
Enable Midstream Partners L.P.,
2.40%, 5/15/19	$250	$249
3.90%, 5/15/24	200	198
Enbridge Energy Partners L.P.,
5.20%, 3/15/20	210	223
4.20%, 9/15/21	65	68
7.50%, 4/15/38	50	63
Energy Transfer L.P.,
3.60%, 2/1/23	1,050	1,055
4.05%, 3/15/25	775	778
4.20%, 4/15/27	215	215
6.63%, 10/15/36	1,010	1,130
7.50%, 7/1/38	200	243
Enterprise Products Operating LLC,
2.55%, 10/15/19	100	101
5.25%, 1/31/20	1,000	1,073
3.35%, 3/15/23	110	113
3.90%, 2/15/24	1,495	1,555
3.75%, 2/15/25	255	263
3.70%, 2/15/26	105	107
3.95%, 2/15/27	500	517
6.88%, 3/1/33	50	63
7.55%, 4/15/38	485	655
6.45%, 9/1/40	30	38
5.95%, 2/1/41	40	47
Kinder Morgan Energy Partners L.P.,
6.85%, 2/15/20	70	77
6.50%, 4/1/20	165	182
4.30%, 5/1/24	170	176
7.40%, 3/15/31	380	457
7.30%, 8/15/33	125	150
6.55%, 9/15/40	205	234
6.38%, 3/1/41	145	164
5.63%, 9/1/41	310	320
5.40%, 9/1/44	250	252
Kinder Morgan, Inc.,
6.50%, 9/15/20	255	283
7.75%, 1/15/32	50	63
Magellan Midstream Partners L.P.,
4.25%, 2/1/21	200	211
5.00%, 3/1/26	500	551
5.15%, 10/15/43	20	22
ONEOK Partners L.P.,
3.38%, 10/1/22	30	30
5.00%, 9/15/23	40	43
4.90%, 3/15/25	40	43
6.65%, 10/1/36	80	96
6.20%, 9/15/43	20	23
Phillips 66 Partners L.P.,
3.61%, 2/15/25	76	75
3.55%, 10/1/26	470	457
Plains All American Pipeline L.P./PAA Finance Corp.,
4.65%, 10/15/25	525	538
4.50%, 12/15/26	795	804
6.65%, 1/15/37	125	140
5.15%, 6/1/42	130	125
Sabine Pass Liquefaction LLC,
5.63%, 3/1/25	500	552
5.88%, 6/30/26	895	1,000
Southern Union Co.,
8.25%, 11/15/29	25	31
Spectra Energy Capital LLC,
8.00%, 10/1/19	1,000	1,114
3.30%, 3/15/23	200	201
Spectra Energy Partners L.P.,
2.95%, 9/25/18	55	56
3.38%, 10/15/26	200	196
5.95%, 9/25/43	300	346
Sunoco Logistics Partners Operations L.P.,
4.25%, 4/1/24	200	202
5.95%, 12/1/25	175	197
5.30%, 4/1/44	100	98
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	505	601
7.00%, 10/15/28	630	756
8.38%, 6/15/32	215	267
7.63%, 4/1/37	5	6
Williams Partners L.P.,
6.30%, 4/15/40	995	1,153
5.80%, 11/15/43	200	220
Williams Partners L.P./ACMP Finance Corp.,
4.88%, 3/15/24	325	341

		23,247

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Power Generation - 0.1%
Consumers Energy Co.,
6.13%, 3/15/19	$200	$214
2.85%, 5/15/22	545	557
Delmarva Power & Light Co.,
4.00%, 6/1/42	200	202
Exelon Generation Co. LLC,
5.20%, 10/1/19	225	239
4.25%, 6/15/22	250	263
System Energy Resources, Inc.,
4.10%, 4/1/23	160	166

		1,641

Property & Casualty Insurance - 0.4%
Alleghany Corp.,
4.95%, 6/27/22	55	60
Allstate (The) Corp.,
5.55%, 5/9/35	50	61
3.12%, 5/15/37(1)	100	98
5.20%, 1/15/42	225	250
6.50%, 5/15/57(1)	225	264
American International Group, Inc.,
3.75%, 7/10/25	895	912
3.90%, 4/1/26	950	972
4.80%, 7/10/45	45	48
4.38%, 1/15/55	105	101
Aon Corp.,
5.00%, 9/30/20	200	215
Berkshire Hathaway Finance Corp.,
5.75%, 1/15/40	255	327
4.40%, 5/15/42	100	109
4.30%, 5/15/43	125	133
Berkshire Hathaway, Inc.,
2.10%, 8/14/19	250	252
2.75%, 3/15/23	75	76
3.13%, 3/15/26	1,400	1,416
4.50%, 2/11/43	300	330
Chubb (The) Corp.,
6.00%, 5/11/37	50	65
6.50%, 5/15/38	85	118
Chubb INA Holdings, Inc.,
5.90%, 6/15/19	355	382
2.70%, 3/13/23	300	300
3.35%, 5/3/26	1,000	1,023
6.70%, 5/15/36	50	69
4.15%, 3/13/43	100	106
CNA Financial Corp.,
7.35%, 11/15/19	250	279
Hartford Financial Services Group (The), Inc.,
5.50%, 3/30/20	250	272
5.13%, 4/15/22	145	161
5.95%, 10/15/36	285	352
Infinity Property & Casualty Corp.,
5.00%, 9/19/22	115	122
Loews Corp.,
2.63%, 5/15/23	250	248
4.13%, 5/15/43	75	74
Marsh & McLennan Cos., Inc.,
2.35%, 3/6/20	190	191
3.50%, 6/3/24	150	155
3.50%, 3/10/25	385	395
Progressive (The) Corp.,
3.75%, 8/23/21	330	348
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	95
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	500
5.35%, 11/1/40	25	31
4.60%, 8/1/43	75	84

		10,994

Publishing & Broadcasting - 0.3%
21st Century Fox America, Inc.,
6.90%, 3/1/19	30	32
3.70%, 9/15/24	915	957
6.40%, 12/15/35	40	51
8.15%, 10/17/36	15	22
6.15%, 3/1/37	70	87
6.65%, 11/15/37	550	726
7.85%, 3/1/39	100	144
6.90%, 8/15/39	310	409
4.95%, 10/15/45	500	541
Discovery Communications LLC,
5.63%, 8/15/19	92	98
3.30%, 5/15/22	340	341
3.25%, 4/1/23	300	296
3.80%, 3/13/24	1,405	1,421
6.35%, 6/1/40	195	215

FIXED INCOME INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Publishing & Broadcasting - 0.3% continued
NBCUniversal Media LLC,
2.88%, 1/15/23	$125	$127
6.40%, 4/30/40	115	154
4.45%, 1/15/43	10	11
Time Warner Cos., Inc.,
6.95%, 1/15/28	540	678

		6,310

Railroad - 0.3%
Burlington Northern Santa Fe LLC,
3.75%, 4/1/24	355	376
3.40%, 9/1/24	605	630
6.20%, 8/15/36	455	597
5.75%, 5/1/40	225	284
4.40%, 3/15/42	280	302
CSX Corp.,
4.25%, 6/1/21	100	107
3.70%, 11/1/23	50	53
3.40%, 8/1/24	500	517
2.60%, 11/1/26	270	260
6.00%, 10/1/36	100	126
6.15%, 5/1/37	190	244
6.22%, 4/30/40	365	480
5.50%, 4/15/41	50	60
Norfolk Southern Corp.,
5.90%, 6/15/19	320	344
3.25%, 12/1/21	250	258
2.90%, 2/15/23	450	455
7.25%, 2/15/31	500	679
7.05%, 5/1/37	90	123
3.95%, 10/1/42	20	20
Union Pacific Corp.,
4.16%, 7/15/22	437	473
2.95%, 1/15/23	35	36
2.75%, 4/15/23	65	66
3.65%, 2/15/24	524	554
2.75%, 3/1/26	300	296
4.75%, 9/15/41	100	113
4.30%, 6/15/42	200	212

		7,665

Real Estate - 0.5%
Alexandria Real Estate Equities, Inc.,
4.60%, 4/1/22	100	107
American Campus Communities Operating Partnership L.P.,
4.13%, 7/1/24	100	105
American Tower Corp.,
3.40%, 2/15/19	55	56
3.50%, 1/31/23	210	215
5.00%, 2/15/24	250	276
4.00%, 6/1/25	115	119
3.38%, 10/15/26	60	59
AvalonBay Communities, Inc.,
6.10%, 3/15/20	150	165
3.63%, 10/1/20	75	78
2.95%, 9/15/22	50	51
Boston Properties L.P.,
5.88%, 10/15/19	500	536
3.85%, 2/1/23	60	63
3.13%, 9/1/23	135	137
3.65%, 2/1/26	90	91
Camden Property Trust,
2.95%, 12/15/22	150	149
Corporate Office Properties L.P.,
3.60%, 5/15/23	90	89
5.25%, 2/15/24	100	107
DDR Corp.,
3.50%, 1/15/21	40	41
3.38%, 5/15/23	225	218
Digital Realty Trust L.P.,
5.25%, 3/15/21	150	162
3.63%, 10/1/22	250	256
Duke Realty L.P.,
4.38%, 6/15/22	100	107
EPR Properties,
7.75%, 7/15/20	50	57
5.75%, 8/15/22	100	110
Equity Commonwealth,
5.88%, 9/15/20	100	107
Equity One, Inc.,
3.75%, 11/15/22	100	103
ERP Operating L.P.,
4.75%, 7/15/20	335	357
4.63%, 12/15/21	111	120
4.50%, 6/1/45	55	58
Essex Portfolio L.P.,
3.25%, 5/1/23	50	50

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Real Estate - 0.5% continued
3.88%, 5/1/24	$200	$206
Federal Realty Investment Trust,
3.00%, 8/1/22	25	25
HCP, Inc.,
3.15%, 8/1/22	100	101
4.25%, 11/15/23	90	94
3.88%, 8/15/24	860	877
3.40%, 2/1/25	200	197
Healthcare Realty Trust, Inc.,
5.75%, 1/15/21	200	219
Highwoods Realty L.P.,
3.63%, 1/15/23	100	101
Hospitality Properties Trust,
4.50%, 3/15/25	365	375
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	215	219
Kilroy Realty L.P.,
4.38%, 10/1/25	200	210
Kimco Realty Corp.,
3.20%, 5/1/21	240	244
Lexington Realty Trust,
4.40%, 6/15/24	200	200
Liberty Property L.P.,
4.13%, 6/15/22	250	262
4.40%, 2/15/24	80	85
Mid-America Apartments L.P.,
3.75%, 6/15/24	100	102
National Retail Properties, Inc.,
3.80%, 10/15/22	100	104
3.30%, 4/15/23	100	101
Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	100	102
Realty Income Corp.,
3.25%, 10/15/22	265	269
4.65%, 8/1/23	185	200
Select Income REIT,
4.50%, 2/1/25	150	150
Senior Housing Properties Trust,
3.25%, 5/1/19	75	76
4.75%, 5/1/24	125	129
Simon Property Group L.P.,
2.75%, 2/1/23	100	100
3.38%, 10/1/24	90	92
3.25%, 11/30/26	910	904
UDR, Inc.,
4.63%, 1/10/22	165	176
Ventas Realty L.P.,
5.70%, 9/30/43	100	117
Ventas Realty L.P./Ventas Capital Corp.,
4.25%, 3/1/22	395	417
3.25%, 8/15/22	320	324
Vornado Realty L.P.,
5.00%, 1/15/22	160	174
Washington Real Estate Investment Trust,
4.95%, 10/1/20	215	227
Welltower, Inc.,
4.13%, 4/1/19	75	77
5.13%, 3/15/43	150	162
Weyerhaeuser Co.,
4.63%, 9/15/23	185	202
6.88%, 12/15/33	740	943

		12,712

Refining & Marketing - 0.1%
Marathon Petroleum Corp.,
3.63%, 9/15/24	305	308
6.50%, 3/1/41	466	538
Phillips 66,
4.65%, 11/15/34	395	416
5.88%, 5/1/42	305	368
Valero Energy Corp.,
9.38%, 3/15/19	100	112
7.50%, 4/15/32	765	982

		2,724

Restaurants - 0.2%
McDonald’s Corp.,
2.20%, 5/26/20	1,890	1,902
3.63%, 5/20/21	200	209
6.30%, 10/15/37	505	657
3.70%, 2/15/42	100	94
Starbucks Corp.,
2.10%, 2/4/21	540	543
3.85%, 10/1/23	200	215
4.30%, 6/15/45	200	220

		3,840

FIXED INCOME INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Retail - Consumer Discretionary - 0.6%
Amazon.com, Inc.,
2.60%, 12/5/19	$530	$540
2.50%, 11/29/22	150	151
3.80%, 12/5/24	1,000	1,065
4.80%, 12/5/34	1,050	1,209
AutoZone, Inc.,
7.13%, 8/1/18	1,000	1,055
4.00%, 11/15/20	250	262
2.50%, 4/15/21	95	95
3.70%, 4/15/22	55	57
3.13%, 7/15/23	135	136
eBay, Inc.,
2.20%, 8/1/19	100	100
2.60%, 7/15/22	500	496
2.75%, 1/30/23	110	109
4.00%, 7/15/42	235	207
Home Depot (The), Inc.,
2.25%, 9/10/18	65	66
4.40%, 4/1/21	250	269
2.63%, 6/1/22	475	482
2.70%, 4/1/23	125	127
3.00%, 4/1/26	170	171
2.13%, 9/15/26	275	257
5.88%, 12/16/36	350	456
5.40%, 9/15/40	500	619
5.95%, 4/1/41	405	535
4.88%, 2/15/44	405	469
Lowe’s Cos., Inc.,
4.63%, 4/15/20	100	106
3.80%, 11/15/21	500	530
3.12%, 4/15/22	500	517
3.88%, 9/15/23	400	430
3.13%, 9/15/24	150	153
4.65%, 4/15/42	50	55
3.70%, 4/15/46	250	241
QVC, Inc.,
4.45%, 2/15/25	415	410
5.45%, 8/15/34	450	429
TJX (The) Cos., Inc.,
2.75%, 6/15/21	150	153
2.50%, 5/15/23	705	700
2.25%, 9/15/26	1,000	929

		13,586

Retail - Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	310	347
3.25%, 8/15/26	715	683
Sysco Corp.,
2.60%, 10/1/20	1,080	1,093
2.60%, 6/12/22	95	96
3.30%, 7/15/26	120	119

		2,338

Semiconductors - 0.3%
Altera Corp.,
2.50%, 11/15/18	20	20
4.10%, 11/15/23	1,340	1,444
Applied Materials, Inc.,
3.90%, 10/1/25	500	533
5.85%, 6/15/41	100	127
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.00%, 1/15/22(6)	160	161
3.63%, 1/15/24(6)	740	757
Intel Corp.,
2.70%, 12/15/22	80	81
3.70%, 7/29/25	815	856
4.00%, 12/15/32	150	158
4.80%, 10/1/41	250	286
4.90%, 7/29/45	730	848
KLA-Tencor Corp.,
4.65%, 11/1/24	300	324
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	50	51
QUALCOMM, Inc.,
2.60%, 1/30/23	115	115
3.45%, 5/20/25	485	499
3.25%, 5/20/27	615	616
4.65%, 5/20/35	300	327
4.80%, 5/20/45	460	505

		7,708

Software & Services - 1.0%
Autodesk, Inc.,
3.60%, 12/15/22	500	515
CA, Inc.,
2.88%, 8/15/18	80	81
4.50%, 8/15/23	250	258

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Software & Services - 1.0% continued
Computer Sciences Corp.,
4.45%, 9/15/22	$200	$212
Equifax, Inc.,
3.30%, 12/15/22	365	373
International Business Machines Corp.,
7.63%, 10/15/18	1,045	1,123
2.25%, 2/19/21	1,000	1,004
2.90%, 11/1/21	235	240
3.63%, 2/12/24	785	820
7.00%, 10/30/25	385	492
3.45%, 2/19/26	490	502
6.50%, 1/15/28	100	127
4.00%, 6/20/42	320	320
Microsoft Corp.,
4.20%, 6/1/19	250	262
2.00%, 11/3/20	330	331
1.55%, 8/8/21	105	103
2.65%, 11/3/22	730	740
2.00%, 8/8/23	765	745
3.63%, 12/15/23	335	355
2.88%, 2/6/24	300	305
2.40%, 8/8/26	1,955	1,881
3.30%, 2/6/27	375	386
4.20%, 11/3/35	40	44
4.10%, 2/6/37	130	140
4.50%, 10/1/40	890	995
3.50%, 11/15/42	150	148
4.88%, 12/15/43	365	428
4.45%, 11/3/45	360	401
3.70%, 8/8/46	950	940
4.00%, 2/12/55	350	354
3.95%, 8/8/56	335	335
Moody’s Corp.,
4.88%, 2/15/24	250	275
Oracle Corp.,
5.00%, 7/8/19	15	16
2.25%, 10/8/19	30	30
1.90%, 9/15/21	50	50
2.50%, 5/15/22	280	283
2.40%, 9/15/23	1,940	1,915
3.40%, 7/8/24	855	890
2.95%, 5/15/25	1,000	1,005
2.65%, 7/15/26	3,475	3,334
4.30%, 7/8/34	10	11
6.13%, 7/8/39	290	380
5.38%, 7/15/40	470	572
4.00%, 7/15/46	500	505
4.38%, 5/15/55	25	26
S&P Global, Inc.,
6.55%, 11/15/37	100	129

		24,381

Supermarkets & Pharmacies - 0.3%
CVS Health Corp.,
2.25%, 8/12/19	95	96
4.13%, 5/15/21	100	106
2.75%, 12/1/22	850	851
3.88%, 7/20/25	2,138	2,223
5.30%, 12/5/43	750	864
5.13%, 7/20/45	330	378
Kroger (The) Co.,
6.15%, 1/15/20	25	27
2.95%, 11/1/21	660	666
3.40%, 4/15/22	400	409
2.65%, 10/15/26	1,135	1,047
7.50%, 4/1/31	200	265
6.90%, 4/15/38	100	126
Walgreen Co.,
5.25%, 1/15/19	131	137
Walgreens Boots Alliance, Inc.,
2.70%, 11/18/19	100	102
3.45%, 6/1/26	375	374
4.50%, 11/18/34	50	52
4.65%, 6/1/46	635	665

		8,388

Tobacco - 0.3%
Altria Group, Inc.,
9.25%, 8/6/19	56	64
4.75%, 5/5/21	725	791
2.85%, 8/9/22	100	102
2.95%, 5/2/23	100	101
2.63%, 9/16/26	95	91
4.25%, 8/9/42	135	140
4.50%, 5/2/43	250	266
5.38%, 1/31/44	370	446
3.88%, 9/16/46	440	427

FIXED INCOME INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Tobacco - 0.3% continued
Philip Morris International, Inc.,
1.38%, 2/25/19	$130	$129
4.50%, 3/26/20	250	267
4.13%, 5/17/21	250	266
2.90%, 11/15/21	300	307
2.63%, 3/6/23	100	100
3.38%, 8/11/25	250	256
6.38%, 5/16/38	280	369
3.88%, 8/21/42	150	147
4.13%, 3/4/43	100	101
4.88%, 11/15/43	100	112
4.25%, 11/10/44	350	360
Reynolds American, Inc.,
3.25%, 6/12/20	861	886
7.25%, 6/15/37	500	684
6.15%, 9/15/43	65	81
5.85%, 8/15/45	310	380

		6,873

Transportation & Logistics - 0.2%
Cummins, Inc.,
4.88%, 10/1/43	90	102
FedEx Corp.,
8.00%, 1/15/19	290	316
2.30%, 2/1/20	250	252
2.70%, 4/15/23	685	681
4.00%, 1/15/24	100	107
3.90%, 2/1/35	100	99
3.88%, 8/1/42	50	47
4.10%, 4/15/43	50	50
JB Hunt Transport Services, Inc.,
3.85%, 3/15/24	95	98
PACCAR Financial Corp.,
1.75%, 8/14/18	100	100
2.20%, 9/15/19	100	101
2.25%, 2/25/21	250	250
Ryder System, Inc.,
2.55%, 6/1/19	135	136
2.65%, 3/2/20	900	906
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	58
United Parcel Service, Inc.,
2.45%, 10/1/22	160	162
6.20%, 1/15/38	160	218
3.63%, 10/1/42	105	104
3.40%, 11/15/46	290	276

		4,063

Travel & Lodging - 0.1%
Hyatt Hotels Corp.,
3.38%, 7/15/23	1,430	1,455
Marriott International, Inc.,
3.00%, 3/1/19	250	254
3.38%, 10/15/20	125	129
3.13%, 10/15/21	750	767
3.25%, 9/15/22	50	51
3.13%, 2/15/23	150	150
3.13%, 6/15/26	130	128
Wyndham Worldwide Corp.,
4.25%, 3/1/22	100	105
4.50%, 4/1/27	70	72

		3,111

Utilities - 2.1%
Alabama Power Co.,
6.13%, 5/15/38	50	63
5.50%, 3/15/41	150	178
4.10%, 1/15/42	730	737
3.85%, 12/1/42	60	60
Ameren Illinois Co.,
2.70%, 9/1/22	500	504
3.25%, 3/1/25	500	512
American Water Capital Corp.,
3.40%, 3/1/25	35	36
6.59%, 10/15/37	125	172
4.30%, 12/1/42	75	81
Appalachian Power Co.,
4.60%, 3/30/21	250	268
7.00%, 4/1/38	75	104
Arizona Public Service Co.,
8.75%, 3/1/19	250	277
4.50%, 4/1/42	230	251
4.70%, 1/15/44	100	110
Atmos Energy Corp.,
4.15%, 1/15/43	250	259
4.13%, 10/15/44	75	79
Baltimore Gas & Electric Co.,
3.50%, 11/15/21	275	288
2.40%, 8/15/26	130	123

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Utilities - 2.1% continued
Berkshire Hathaway Energy Co.,
2.40%, 2/1/20	$150	$151
6.13%, 4/1/36	600	771
6.50%, 9/15/37	200	269
CenterPoint Energy Houston Electric LLC,
2.25%, 8/1/22	105	104
3.00%, 2/1/27	150	149
4.50%, 4/1/44	50	56
CenterPoint Energy Resources Corp.,
6.63%, 11/1/37	50	63
5.85%, 1/15/41	50	61
CMS Energy Corp.,
6.25%, 2/1/20	200	220
3.00%, 5/15/26	40	39
Commonwealth Edison Co.,
6.45%, 1/15/38	200	269
3.80%, 10/1/42	90	90
4.60%, 8/15/43	100	111
Connecticut Light & Power (The) Co.,
2.50%, 1/15/23	420	419
Consolidated Edison Co. of New York, Inc.,
4.45%, 6/15/20	250	267
3.30%, 12/1/24	185	189
5.30%, 3/1/35	150	176
5.85%, 3/15/36	100	124
6.20%, 6/15/36	200	259
6.75%, 4/1/38	100	139
5.50%, 12/1/39	85	104
5.70%, 6/15/40	450	565
4.45%, 3/15/44	100	110
Consolidated Edison, Inc.,
2.00%, 5/15/21	85	84
Dominion Energy Gas Holdings LLC,
2.50%, 12/15/19	280	282
Dominion Energy, Inc.,
2.50%, 12/1/19	90	91
5.25%, 8/1/33	250	281
5.95%, 6/15/35	750	920
7.00%, 6/15/38	20	27
4.90%, 8/1/41	35	38
4.05%, 9/15/42	100	97
DTE Electric Co.,
2.65%, 6/15/22	160	160
6.63%, 6/1/36	200	270
5.70%, 10/1/37	50	63
3.95%, 6/15/42	100	101
DTE Energy Co.,
6.38%, 4/15/33	50	63
Duke Energy Carolinas LLC,
3.90%, 6/15/21	50	53
6.45%, 10/15/32	106	139
6.10%, 6/1/37	150	194
6.00%, 1/15/38	35	46
6.05%, 4/15/38	175	229
3.75%, 6/1/45	350	348
Duke Energy Corp.,
3.75%, 4/15/24	100	105
3.75%, 9/1/46	120	114
Duke Energy Florida LLC,
3.10%, 8/15/21	25	26
6.35%, 9/15/37	50	68
6.40%, 6/15/38	285	389
3.40%, 10/1/46	290	269
Duke Energy Florida Project Finance LLC,
2.54%, 9/1/29	400	389
Duke Energy Indiana LLC,
6.35%, 8/15/38	25	33
6.45%, 4/1/39	225	307
4.90%, 7/15/43	1,000	1,159
Duke Energy Ohio, Inc.,
3.80%, 9/1/23	130	138
Duke Energy Progress LLC,
5.30%, 1/15/19	150	158
3.00%, 9/15/21	150	154
2.80%, 5/15/22	100	102
4.10%, 3/15/43	200	208
Entergy Arkansas, Inc.,
3.05%, 6/1/23	250	255
Entergy Louisiana LLC,
6.50%, 9/1/18	100	105
5.40%, 11/1/24	150	172
3.05%, 6/1/31	950	917
Entergy Texas, Inc.,
7.13%, 2/1/19	250	269

FIXED INCOME INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Utilities - 2.1% continued
Eversource Energy,
2.80%, 5/1/23	$105	$105
3.15%, 1/15/25	100	100
Exelon Corp.,
7.60%, 4/1/32	100	132
5.63%, 6/15/35	75	88
Florida Power & Light Co.,
5.65%, 2/1/37	335	422
5.95%, 2/1/38	150	196
5.96%, 4/1/39	250	326
5.69%, 3/1/40	400	517
4.13%, 2/1/42	250	265
4.05%, 6/1/42	100	105
Georgia Power Co.,
4.25%, 12/1/19	500	524
2.40%, 4/1/21	75	75
2.85%, 5/15/22	100	100
5.40%, 6/1/40	250	292
4.30%, 3/15/42	60	62
4.30%, 3/15/43	100	103
Great Plains Energy, Inc.,
5.29%, 6/15/22(2)	220	241
Interstate Power & Light Co.,
4.70%, 10/15/43	50	55
Kansas City Power & Light Co.,
3.15%, 3/15/23	500	504
5.30%, 10/1/41	50	58
KeySpan Corp.,
5.80%, 4/1/35	425	503
MidAmerican Energy Co.,
3.50%, 10/15/24	100	104
4.80%, 9/15/43	100	114
4.40%, 10/15/44	150	164
Midamerican Funding LLC,
6.93%, 3/1/29	50	66
National Fuel Gas Co.,
4.90%, 12/1/21	150	159
3.75%, 3/1/23	250	250
Nevada Power Co.,
6.65%, 4/1/36	100	135
6.75%, 7/1/37	1,000	1,350
5.45%, 5/15/41	35	42
NextEra Energy Capital Holdings, Inc.,
3.37%, 6/15/67(1)	25	24
NiSource Finance Corp.,
5.95%, 6/15/41	100	124
5.25%, 2/15/43	100	115
4.80%, 2/15/44	80	87
Northern States Power Co.,
6.25%, 6/1/36	100	132
5.35%, 11/1/39	1,065	1,304
NSTAR Electric Co.,
2.38%, 10/15/22	100	99
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	171
Oklahoma Gas & Electric Co.,
4.55%, 3/15/44	65	70
Oncor Electric Delivery Co. LLC,
6.80%, 9/1/18	225	238
4.10%, 6/1/22	250	266
7.25%, 1/15/33	200	279
7.50%, 9/1/38	145	213
Pacific Gas & Electric Co.,
4.25%, 5/15/21	432	459
3.25%, 9/15/21	45	46
2.45%, 8/15/22	100	100
3.75%, 2/15/24	1,000	1,054
6.05%, 3/1/34	550	710
5.80%, 3/1/37	100	128
5.40%, 1/15/40	160	197
3.75%, 8/15/42	50	49
4.60%, 6/15/43	125	139
4.30%, 3/15/45	250	268
PacifiCorp,
2.95%, 2/1/22	100	102
5.25%, 6/15/35	50	59
6.10%, 8/1/36	200	260
6.25%, 10/15/37	275	365
6.00%, 1/15/39	60	78
Potomac Electric Power Co.,
3.60%, 3/15/24	150	157
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	53
3.50%, 12/1/22	1,035	1,070
5.00%, 3/15/44	100	113

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Utilities - 2.1% continued
PPL Electric Utilities Corp.,
3.00%, 9/15/21	$500	$513
6.25%, 5/15/39	275	366
5.20%, 7/15/41	35	42
4.13%, 6/15/44	100	104
Progress Energy, Inc.,
7.75%, 3/1/31	50	70
PSEG Power LLC,
2.45%, 11/15/18	35	35
3.00%, 6/15/21	315	320
Public Service Co. of Colorado,
3.20%, 11/15/20	1,000	1,031
2.25%, 9/15/22	100	99
2.50%, 3/15/23	150	149
Public Service Co. of Oklahoma,
4.40%, 2/1/21	50	53
6.63%, 11/15/37	125	165
Public Service Electric & Gas Co.,
2.30%, 9/15/18	165	166
3.00%, 5/15/25	500	505
5.38%, 11/1/39	250	303
3.95%, 5/1/42	50	52
3.65%, 9/1/42	30	30
Puget Energy, Inc.,
3.65%, 5/15/25	500	501
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	30
6.27%, 3/15/37	75	97
5.80%, 3/15/40	250	319
5.64%, 4/15/41	80	100
San Diego Gas & Electric Co.,
3.00%, 8/15/21	65	67
3.60%, 9/1/23	200	211
6.13%, 9/15/37	50	65
4.50%, 8/15/40	150	168
3.95%, 11/15/41	100	102
4.30%, 4/1/42	150	160
SCANA Corp.,
4.75%, 5/15/21	75	78
4.13%, 2/1/22	135	136
Sempra Energy,
2.40%, 3/15/20	250	251
2.88%, 10/1/22	60	60
3.25%, 6/15/27	150	148
6.00%, 10/15/39	250	316
Sierra Pacific Power Co.,
3.38%, 8/15/23	160	164
South Carolina Electric & Gas Co.,
5.25%, 11/1/18	116	121
6.05%, 1/15/38	265	322
4.35%, 2/1/42	115	116
5.10%, 6/1/65	50	55
Southern (The) Co.,
2.45%, 9/1/18	35	35
2.35%, 7/1/21	2,000	1,985
3.25%, 7/1/26	1,000	978
Southern California Edison Co.,
5.50%, 8/15/18	100	104
3.88%, 6/1/21	150	159
2.40%, 2/1/22	180	181
6.65%, 4/1/29	300	385
6.00%, 1/15/34	100	128
5.35%, 7/15/35	586	704
5.55%, 1/15/37	275	337
5.95%, 2/1/38	100	129
6.05%, 3/15/39	50	66
5.50%, 3/15/40	150	187
3.90%, 3/15/43	150	153
Southern California Gas Co.,
5.75%, 11/15/35	150	187
3.75%, 9/15/42	575	580
Southern Co. Gas Capital Corp.,
3.50%, 9/15/21	1,150	1,187
5.88%, 3/15/41	100	121
Southern Power Co.,
2.38%, 6/1/20	155	155
5.25%, 7/15/43	60	64
Southwestern Electric Power Co.,
3.55%, 2/15/22	150	155
2.75%, 10/1/26	130	125
6.20%, 3/15/40	200	257
Southwestern Public Service Co.,
6.00%, 10/1/36	100	123
Tampa Electric Co.,
2.60%, 9/15/22	220	219
4.10%, 6/15/42	50	49

FIXED INCOME INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Utilities - 2.1% continued
Union Electric Co.,
3.90%, 9/15/42	$50	$52
Virginia Electric & Power Co.,
2.95%, 1/15/22	95	97
6.00%, 1/15/36	37	47
6.00%, 5/15/37	15	19
8.88%, 11/15/38	300	508
4.65%, 8/15/43	150	169
4.45%, 2/15/44	75	82
Westar Energy, Inc.,
4.13%, 3/1/42	215	226
4.10%, 4/1/43	60	62
4.63%, 9/1/43	150	164
Western Massachusetts Electric Co.,
3.50%, 9/15/21	85	88
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	187
Wisconsin Power & Light Co.,
2.25%, 11/15/22	300	295
4.10%, 10/15/44	100	102
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	116
Xcel Energy, Inc.,
4.70%, 5/15/20	100	106
6.50%, 7/1/36	100	132

		52,111

Waste & Environment Services & Equipment - 0.1%
Republic Services, Inc.,
5.50%, 9/15/19	220	236
5.00%, 3/1/20	400	430
5.25%, 11/15/21	500	556
3.55%, 6/1/22	100	104
3.20%, 3/15/25	290	292
Waste Management, Inc.,
2.90%, 9/15/22	110	113
3.13%, 3/1/25	1,000	1,015
3.90%, 3/1/35	125	129
4.10%, 3/1/45	500	524

		3,399

Wireless Telecommunications Services - 0.9%
AT&T, Inc.,
2.80%, 2/17/21	310	313
3.90%, 3/11/24	30	31
3.95%, 1/15/25	645	657
3.40%, 5/15/25	2,345	2,305
4.13%, 2/17/26	905	928
4.25%, 3/1/27	1,405	1,453
6.35%, 3/15/40	45	53
6.00%, 8/15/40	1,095	1,236
5.35%, 9/1/40	333	353
5.15%, 3/15/42	145	148
4.80%, 6/15/44	250	248
4.50%, 3/9/48	1,286	1,203
5.70%, 3/1/57	290	317
New Cingular Wireless Services, Inc.,
8.75%, 3/1/31	400	573
Verizon Communications, Inc.,
4.50%, 9/15/20	500	534
4.60%, 4/1/21	10	11
3.00%, 11/1/21	365	370
3.50%, 11/1/21	15	16
5.15%, 9/15/23	1,645	1,827
4.15%, 3/15/24	1,210	1,274
2.63%, 8/15/26	1,360	1,251
5.05%, 3/15/34	35	37
4.40%, 11/1/34	85	84
4.81%, 3/15/39(6)	1,149	1,161
5.01%, 4/15/49(6)	3,814	3,852
5.01%, 8/21/54	1,150	1,132
4.67%, 3/15/55	1,065	997

		22,364

Wireline Telecommunications Services - 0.1%
Pacific Bell Telephone Co.,
7.13%, 3/15/26	1,390	1,689
Qwest Corp.,
6.88%, 9/15/33	98	97

		1,786

Total Corporate Bonds (Cost $576,805)		597,588

FOREIGN ISSUER BONDS - 8.6%
Advertising & Marketing - 0.0%
WPP Finance 2010,
3.75%, 9/19/24	150	154

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Auto Parts Manufacturing - 0.0%
Delphi Automotive PLC,
4.25%, 1/15/26	$1,000	$1,059

Banks - 1.0%
Australia & New Zealand Banking Group Ltd.,
2.25%, 6/13/19	500	504
2.30%, 6/1/21	250	249
Barclays Bank PLC,
5.14%, 10/14/20	500	535
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC,
3.25%, 3/3/23	250	256
BPCE S.A.,
2.50%, 7/15/19	500	504
2.65%, 2/3/21	250	252
4.00%, 4/15/24	250	265
Commonwealth Bank of Australia,
2.50%, 9/20/18	250	252
2.25%, 3/13/19	250	251
2.30%, 3/12/20	1,000	1,003
Cooperatieve Rabobank U.A.,
1.38%, 8/9/19	500	494
4.50%, 1/11/21	1,000	1,075
3.88%, 2/8/22	750	796
3.95%, 11/9/22	250	261
3.38%, 5/21/25	500	515
5.75%, 12/1/43	250	308
Credit Suisse A.G.,
5.30%, 8/13/19	1,000	1,068
5.40%, 1/14/20	500	537
3.00%, 10/29/21	1,250	1,274
3.63%, 9/9/24	750	775
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 4/17/26	650	690
4.88%, 5/15/45	500	550
Deutsche Bank A.G.,
2.50%, 2/13/19	250	251
Lloyds Banking Group PLC,
3.00%, 1/11/22	675	682
National Australia Bank Ltd.,
2.00%, 1/14/19	500	501
2.25%, 1/10/20	500	502
Santander UK PLC,
3.05%, 8/23/18	200	202
2.50%, 3/14/19	90	91
2.38%, 3/16/20	750	754
4.00%, 3/13/24	250	264
Skandinaviska Enskilda Banken AB,
1.88%, 9/13/21	980	958
Sumitomo Mitsui Banking Corp.,
2.50%, 7/19/18	250	252
2.25%, 7/11/19	785	788
2.45%, 1/16/20	510	513
3.00%, 1/18/23	210	213
3.65%, 7/23/25	500	520
Svenska Handelsbanken AB,
2.50%, 1/25/19	250	253
2.45%, 3/30/21	250	250
1.88%, 9/7/21	275	269
Toronto-Dominion Bank (The),
1.75%, 7/23/18	370	371
2.63%, 9/10/18	200	202
2.25%, 11/5/19	270	272
2.13%, 4/7/21	2,000	1,992
Westpac Banking Corp.,
2.25%, 7/30/18	250	251
2.25%, 1/17/19	250	251
4.88%, 11/19/19	250	266
2.30%, 5/26/20	350	351
2.10%, 5/13/21	365	362
2.00%, 8/19/21	250	246
2.70%, 8/19/26	1,000	959

		25,200

Chemicals - 0.2%
Agrium, Inc.,
3.15%, 10/1/22	200	204
3.38%, 3/15/25	1,135	1,135
7.13%, 5/23/36	100	132
6.13%, 1/15/41	100	121
5.25%, 1/15/45	250	284
LYB International Finance B.V.,
4.00%, 7/15/23	185	196
5.25%, 7/15/43	565	630
LyondellBasell Industries N.V.,
5.00%, 4/15/19	700	732

FIXED INCOME INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Chemicals - 0.2% continued
4.63%, 2/26/55	$35	$34
Potash Corp. of Saskatchewan, Inc.,
4.88%, 3/30/20	100	106
3.00%, 4/1/25	180	174
5.88%, 12/1/36	50	59
5.63%, 12/1/40	250	293

		4,100

Commercial Finance - 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.95%, 2/1/22	250	260

Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson,
4.13%, 5/15/22	150	153

Diversified Banks - 0.8%
Bank of Montreal,
2.38%, 1/25/19	35	35
1.50%, 7/18/19	335	332
2.10%, 12/12/19	180	180
2.10%, 6/15/20	250	250
2.55%, 11/6/22	300	300
Bank of Nova Scotia (The),
2.05%, 6/5/19	700	702
2.13%, 9/11/19	225	226
1.85%, 4/14/20	200	199
4.38%, 1/13/21	250	267
2.45%, 3/22/21	735	738
1.88%, 4/26/21	387	383
Barclays PLC,
3.25%, 1/12/21	1,000	1,017
3.20%, 8/10/21	725	735
3.65%, 3/16/25	700	697
5.25%, 8/17/45	200	224
BNP Paribas S.A.,
2.45%, 3/17/19	110	111
5.00%, 1/15/21	1,000	1,093
HSBC Holdings PLC,
5.10%, 4/5/21	1,100	1,196
2.95%, 5/25/21	1,600	1,620
4.88%, 1/14/22	500	545
4.00%, 3/30/22	500	527
6.50%, 9/15/37	300	388
6.80%, 6/1/38	150	201
5.25%, 3/14/44	1,000	1,146
Mitsubishi UFJ Financial Group, Inc.,
2.19%, 9/13/21	820	808
Mizuho Financial Group, Inc.,
2.27%, 9/13/21	470	462
Royal Bank of Canada,
1.80%, 7/30/18	250	250
2.00%, 10/1/18	320	321
2.15%, 3/15/19	500	503
1.63%, 4/15/19	250	249
2.20%, 9/23/19	275	276
1.88%, 2/5/20	325	323
2.15%, 3/6/20	500	501
2.10%, 10/14/20	250	250
2.50%, 1/19/21	200	201
2.30%, 3/22/21	250	251
Societe Generale S.A.,
2.63%, 10/1/18	250	253
Sumitomo Mitsui Financial Group, Inc.,
2.06%, 7/14/21	495	487
2.63%, 7/14/26	1,000	951

		19,198

Electrical Equipment Manufacturing - 0.1%
Johnson Controls International PLC,
5.00%, 3/30/20	155	166
5.70%, 3/1/41	250	296
4.63%, 7/2/44(2)	465	499
Tyco Electronics Group S.A.,
3.50%, 2/3/22	125	129
7.13%, 10/1/37	50	69

		1,159

Exploration & Production - 0.2%
Burlington Resources Finance Co.,
7.20%, 8/15/31	320	423
7.40%, 12/1/31	120	162
Canadian Natural Resources Ltd.,
3.45%, 11/15/21	665	683
3.80%, 4/15/24	175	177
3.90%, 2/1/25	760	765
7.20%, 1/15/32	15	18
6.45%, 6/30/33	135	156
6.75%, 2/1/39	200	238

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Exploration & Production - 0.2% continued
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	$250	$247
ConocoPhillips Canada Funding Co. I,
5.95%, 10/15/36	220	268
Encana Corp.,
6.63%, 8/15/37	180	209
Nexen Energy ULC,
6.20%, 7/30/19	215	230
7.88%, 3/15/32	75	105
5.88%, 3/10/35	210	250
6.40%, 5/15/37	390	497

		4,428

Financial Services - 0.3%
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	500	517
4.42%, 11/15/35	3,000	3,265
Invesco Finance PLC,
4.00%, 1/30/24	100	106
Nomura Holdings, Inc.,
6.70%, 3/4/20	386	428
UBS A.G.,
2.38%, 8/14/19	2,000	2,018
4.88%, 8/4/20	400	431

		6,765

Food & Beverage - 0.0%
Diageo Capital PLC,
3.88%, 4/29/43	175	175

Government Development Banks - 0.9%
Export Development Canada,
1.50%, 10/3/18	250	250
1.50%, 5/26/21	1,000	985
Export-Import Bank of Korea,
4.00%, 1/29/21	1,000	1,049
2.63%, 5/26/26	1,000	961
Japan Bank for International Cooperation,
1.75%, 11/13/18	500	500
1.75%, 5/29/19	1,000	996
1.88%, 4/20/21	800	787
Korea Development Bank (The),
3.00%, 3/17/19	200	203
3.00%, 9/14/22	215	218
Kreditanstalt fuer Wiederaufbau,
1.88%, 4/1/19	1,000	1,006
1.75%, 10/15/19	1,000	1,003
4.00%, 1/27/20	1,500	1,587
1.88%, 6/30/20	3,000	3,009
2.75%, 9/8/20	500	515
2.75%, 10/1/20	1,000	1,029
2.63%, 1/25/22	900	925
2.13%, 6/15/22	1,000	1,003
2.00%, 10/4/22	250	249
2.13%, 1/17/23	1,000	999
2.00%, 5/2/25	1,500	1,465
0.00%, 4/18/36(7)	500	286
Landwirtschaftliche Rentenbank,
1.88%, 9/17/18	200	201
1.38%, 10/23/19	140	139
2.38%, 6/10/25	1,000	999
Oesterreichische Kontrollbank A.G.,
1.63%, 3/12/19	300	300
1.13%, 4/26/19	350	347
1.75%, 1/24/20	85	85
2.38%, 10/1/21	1,000	1,013
Svensk Exportkredit AB,
1.88%, 6/23/20	500	500
1.75%, 3/10/21	500	497

		23,106

Government Local - 0.0%
Japan Finance Organization for Municipalities,
4.00%, 1/13/21	500	527

Government Regional - 0.3%
Hydro-Quebec,
9.40%, 2/1/21	200	245
Province of British Columbia Canada,
2.65%, 9/22/21	150	154
2.00%, 10/23/22	300	297
7.25%, 9/1/36	175	270
Province of Manitoba Canada,
1.75%, 5/30/19	100	100
9.25%, 4/1/20	150	177
2.10%, 9/6/22	100	99
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	434

FIXED INCOME INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Government Regional - 0.3% continued
Province of Ontario Canada,
1.65%, 9/27/19	$250	$249
4.00%, 10/7/19	835	876
4.40%, 4/14/20	500	533
2.45%, 6/29/22	500	504
2.50%, 4/27/26	500	492
Province of Quebec Canada,
2.75%, 8/25/21	100	103
2.63%, 2/13/23	875	888
7.50%, 7/15/23	300	378
7.13%, 2/9/24	100	125
2.88%, 10/16/24	250	254
7.50%, 9/15/29	375	535
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	252

		6,965

Hardware - 0.0%
Seagate HDD Cayman,
4.88%, 6/1/27	370	370
5.75%, 12/1/34	142	142

		512

Integrated Oils - 1.0%
BP Capital Markets PLC,
4.75%, 3/10/19	155	163
2.52%, 1/15/20	290	294
3.99%, 9/26/23	30	32
3.22%, 11/28/23	1,745	1,772
3.81%, 2/10/24	540	563
3.54%, 11/4/24	650	667
3.59%, 4/14/27	525	533
CNOOC Nexen Finance 2014 ULC,
4.25%, 4/30/24	300	316
Ecopetrol S.A.,
4.13%, 1/16/25	1,000	980
Husky Energy, Inc.,
6.15%, 6/15/19	50	54
7.25%, 12/15/19	10	11
4.00%, 4/15/24	100	101
Petro-Canada,
5.95%, 5/15/35	430	515
6.80%, 5/15/38	130	169
Petroleos Mexicanos,
3.50%, 7/18/18	85	86
3.50%, 7/23/20	2,900	2,930
5.50%, 1/21/21	570	598
4.88%, 1/24/22	3,015	3,106
3.50%, 1/30/23	75	72
6.50%, 3/13/27(6)	985	1,058
6.63%, 6/15/35	200	207
6.50%, 6/2/41	190	189
5.63%, 1/23/46	1,000	886
Shell International Finance B.V.,
2.13%, 5/11/20	280	282
2.38%, 8/21/22	355	353
2.25%, 1/6/23	1,325	1,301
3.25%, 5/11/25	260	266
2.88%, 5/10/26	865	854
6.38%, 12/15/38	870	1,158
3.63%, 8/21/42	200	187
4.55%, 8/12/43	120	128
4.38%, 5/11/45	330	345
Statoil ASA,
5.25%, 4/15/19	415	439
2.75%, 11/10/21	145	147
2.45%, 1/17/23	280	277
7.75%, 6/15/23	350	441
3.70%, 3/1/24	365	383
3.25%, 11/10/24	125	128
7.15%, 1/15/29	250	337
4.25%, 11/23/41	350	358
Suncor Energy, Inc.,
7.15%, 2/1/32	200	260
5.95%, 12/1/34	50	60
Total Capital International S.A.,
2.10%, 6/19/19	1,000	1,008
2.75%, 6/19/21	325	331
2.88%, 2/17/22	200	204
3.70%, 1/15/24	415	437

		24,986

Internet Media - 0.0%
Baidu, Inc.,
3.25%, 8/6/18	210	213
3.50%, 11/28/22	200	204

		417

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Life Insurance - 0.0%
AXA S.A.,
8.60%, 12/15/30	$75	$106

Machinery Manufacturing - 0.0%
Ingersoll-Rand Luxembourg Finance S.A.,
4.65%, 11/1/44	35	38

Medical Equipment & Devices Manufacturing - 0.1%
Koninklijke Philips N.V.,
3.75%, 3/15/22	1,250	1,318
6.88%, 3/11/38	225	300
5.00%, 3/15/42	100	110

		1,728

Metals & Mining - 0.1%
Barrick Gold Corp.,
4.10%, 5/1/23	93	101
BHP Billiton Finance USA Ltd.,
4.13%, 2/24/42	600	614
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	123
5.75%, 6/1/35	100	117
Rio Tinto Finance USA PLC,
2.88%, 8/21/22	25	25
4.75%, 3/22/42	150	168
4.13%, 8/21/42	300	310
Vale Overseas Ltd.,
4.38%, 1/11/22	155	158

		1,616

Pharmaceuticals - 0.5%
Allergan Funding SCS,
2.45%, 6/15/19	125	126
3.00%, 3/12/20	500	510
3.85%, 6/15/24	1,000	1,043
3.80%, 3/15/25	1,180	1,220
4.85%, 6/15/44	870	941
4.75%, 3/15/45	121	131
AstraZeneca PLC,
1.95%, 9/18/19	225	225
2.38%, 11/16/20	300	302
3.13%, 6/12/27	100	99
6.45%, 9/15/37	450	606
4.00%, 9/18/42	250	254
GlaxoSmithKline Capital PLC,
2.85%, 5/8/22	1,000	1,022
Mylan N.V.,
3.15%, 6/15/21	1,250	1,272
3.95%, 6/15/26	285	289
Novartis Securities Investment Ltd.,
5.13%, 2/10/19	850	895
Sanofi,
4.00%, 3/29/21	500	532
Shire Acquisitions Investments Ireland DAC,
2.40%, 9/23/21	1,000	988
Teva Pharmaceutical Finance Co. B.V.,
3.65%, 11/10/21	156	161
Teva Pharmaceutical Finance IV B.V.,
3.65%, 11/10/21	210	217
Teva Pharmaceutical Finance Netherlands III B.V.,
2.20%, 7/21/21	1,540	1,512
3.15%, 10/1/26	1,000	950

		13,295

Pipeline - 0.1%
Enbridge, Inc.,
4.00%, 10/1/23	150	158
4.50%, 6/10/44	40	39
TransCanada PipeLines Ltd.,
3.13%, 1/15/19	235	239
9.88%, 1/1/21	175	217
5.85%, 3/15/36	200	246
6.20%, 10/15/37	840	1,070
3.39%, 5/15/67(1)	100	95

		2,064

Property & Casualty Insurance - 0.1%
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	288
Endurance Specialty Holdings Ltd.,
7.00%, 7/15/34	100	128
Willis Towers Watson PLC,
5.75%, 3/15/21	450	496
XLIT Ltd.,
4.45%, 3/31/25	210	217

FIXED INCOME INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Property & Casualty Insurance - 0.1% continued
6.25%, 5/15/27	$50	$60
5.25%, 12/15/43	250	283

		1,472

Publishing & Broadcasting - 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	659

Railroad - 0.1%
Canadian National Railway Co.,
5.55%, 3/1/19	500	530
2.85%, 12/15/21	85	87
2.75%, 3/1/26	250	248
6.90%, 7/15/28	25	33
6.25%, 8/1/34	15	20
6.20%, 6/1/36	40	53
6.38%, 11/15/37	20	27
3.50%, 11/15/42	150	142
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	891

		2,031

Software & Services - 0.0%
Thomson Reuters Corp.,
3.95%, 9/30/21	200	208
5.50%, 8/15/35	150	169
5.65%, 11/23/43	285	330

		707

Sovereigns - 1.0%
Canada Government International Bond,
1.63%, 2/27/19	165	166
Chile Government International Bond,
3.25%, 9/14/21	400	415
3.13%, 1/21/26	500	510
3.63%, 10/30/42	200	198
Colombia Government International Bond,
7.38%, 3/18/19	250	272
4.38%, 7/12/21	1,000	1,064
4.50%, 1/28/26	500	533
7.38%, 9/18/37	350	450
6.13%, 1/18/41	250	288
5.63%, 2/26/44	500	547
5.00%, 6/15/45	500	503
Hungary Government International Bond,
6.38%, 3/29/21	1,000	1,125
Israel Government International Bond,
5.13%, 3/26/19	250	265
4.00%, 6/30/22	250	268
4.50%, 1/30/43	200	215
Korea International Bond,
7.13%, 4/16/19	150	163
3.88%, 9/11/23	200	213
Mexico Government International Bond,
5.13%, 1/15/20	1,360	1,467
3.50%, 1/21/21	1,000	1,041
4.00%, 10/2/23	150	157
7.50%, 4/8/33	100	134
6.75%, 9/27/34	750	956
6.05%, 1/11/40	820	967
4.75%, 3/8/44	1,000	1,001
5.55%, 1/21/45	500	560
4.60%, 1/23/46	500	488
4.35%, 1/15/47	500	470
Panama Government International Bond,
4.00%, 9/22/24	575	604
3.75%, 3/16/25	500	515
6.70%, 1/26/36	550	708
Peruvian Government International Bond,
7.35%, 7/21/25	500	653
6.55%, 3/14/37	500	657
5.63%, 11/18/50	600	727
Philippine Government International Bond,
4.20%, 1/21/24	1,000	1,096
10.63%, 3/16/25	500	770
5.50%, 3/30/26	200	240
7.75%, 1/14/31	500	721
6.38%, 10/23/34	500	671
5.00%, 1/13/37	500	593
Republic of Italy Government International Bond,
5.38%, 6/15/33	175	198

NORTHERN FUNDS QUARTERLY REPORT    39    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Sovereigns - 1.0% continued
Republic of Poland Government International Bond,
6.38%, 7/15/19	$400	$435
5.13%, 4/21/21	150	165
3.00%, 3/17/23	1,000	1,018
4.00%, 1/22/24	150	160
Uruguay Government International Bond,
7.63%, 3/21/36	250	338
4.13%, 11/20/45	400	368

		25,073

Supermarkets & Pharmacies - 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	400	467

Supranationals - 1.4%
African Development Bank,
1.13%, 3/4/19	165	164
1.00%, 5/15/19	1,000	990
1.13%, 9/20/19	375	371
1.25%, 7/26/21	500	486
Asian Development Bank,
5.59%, 7/16/18	50	52
1.75%, 9/11/18	150	151
1.38%, 1/15/19	250	250
1.75%, 3/21/19	1,500	1,506
1.88%, 4/12/19	150	151
1.50%, 1/22/20	250	249
1.38%, 3/23/20	250	248
2.13%, 11/24/21	100	100
2.00%, 4/24/26	1,000	967
Corp. Andina de Fomento,
4.38%, 6/15/22	613	663
Council Of Europe Development Bank,
1.75%, 11/14/19	1,000	1,003
European Bank for Reconstruction & Development,
1.75%, 6/14/19	200	200
1.75%, 11/26/19	1,000	1,002
1.50%, 3/16/20	250	249
1.13%, 8/24/20	500	489
European Investment Bank,
1.63%, 12/18/18	400	401
1.88%, 3/15/19	250	251
1.25%, 12/16/19	1,000	990
1.63%, 3/16/20	250	249
2.50%, 4/15/21	1,500	1,533
2.13%, 10/15/21	200	201
2.25%, 3/15/22	250	252
3.25%, 1/29/24	250	264
2.50%, 10/15/24	1,000	1,013
2.13%, 4/13/26	1,500	1,463
4.88%, 2/15/36	200	255
Inter-American Development Bank,
1.75%, 8/24/18	250	251
4.25%, 9/10/18	400	413
1.13%, 9/12/19	200	197
3.88%, 9/17/19	600	628
1.75%, 10/15/19	1,000	1,002
3.88%, 2/14/20	500	527
1.88%, 6/16/20	1,000	1,003
1.88%, 3/15/21	250	250
1.25%, 9/14/21	550	534
3.00%, 2/21/24	150	156
2.13%, 1/15/25	500	490
2.00%, 6/2/26	1,000	962
3.88%, 10/28/41	200	225
International Bank for Reconstruction & Development,
1.88%, 3/15/19	2,500	2,515
1.38%, 3/30/20	1,500	1,487
2.25%, 6/24/21	500	506
1.38%, 9/20/21	2,000	1,951
2.00%, 1/26/22	235	235
1.63%, 2/10/22	1,000	985
2.50%, 11/25/24	600	605
2.13%, 3/3/25	700	689
2.50%, 7/29/25	500	501
4.75%, 2/15/35	25	31
International Finance Corp.,
1.25%, 7/16/18	1,000	999
1.75%, 9/16/19	250	251
1.13%, 7/20/21	1,000	969
Nordic Investment Bank,
1.88%, 6/14/19	200	201
1.50%, 9/29/20	200	198

		34,924

FIXED INCOME INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Travel & Lodging - 0.0%
Carnival Corp.,
3.95%, 10/15/20	$250	$265

Winding Up Agencies - 0.0%
FMS Wertmanagement AoeR,
1.63%, 11/20/18	300	300

Wireless Telecommunications Services - 0.2%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	295	301
6.13%, 11/15/37	505	609
Rogers Communications, Inc.,
6.80%, 8/15/18	700	738
3.00%, 3/15/23	80	80
3.63%, 12/15/25	1,000	1,024
4.50%, 3/15/43	45	47
5.45%, 10/1/43	130	154
Vodafone Group PLC,
2.95%, 2/19/23	1,290	1,297
7.88%, 2/15/30	15	20
6.25%, 11/30/32	895	1,082
6.15%, 2/27/37	365	442

		5,794

Wireline Telecommunications Services - 0.2%
British Telecommunications PLC,
2.35%, 2/14/19	150	151
9.13%, 12/15/30	100	152
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	593
Orange S.A.,
5.38%, 7/8/19	600	638
9.00%, 3/1/31	610	923
Telefonica Emisiones S.A.U.,
5.46%, 2/16/21	155	170
4.57%, 4/27/23	775	844
4.10%, 3/8/27	475	491
7.05%, 6/20/36	205	269
Telefonos de Mexico S.A.B. de C.V.,
5.50%, 11/15/19	305	327

		4,558

Total Foreign Issuer Bonds (Cost $209,667)		214,261

U.S. GOVERNMENT AGENCIES - 30.2%(8)
Fannie Mae - 13.3%
1.88%, 9/18/18	1,000	1,006
1.63%, 11/27/18	1,000	1,003
1.88%, 2/19/19	1,000	1,008
1.75%, 6/20/19	1,000	1,007
1.13%, 7/26/19	3,002	2,975
0.88%, 8/2/19	2,000	1,976
1.75%, 9/12/19	1,000	1,006
1.75%, 11/26/19	3,000	3,017
2.63%, 9/6/24	1,000	1,026
2.13%, 4/24/26	1,000	975
7.13%, 1/15/30	1,500	2,190
6.63%, 11/15/30	200	286
5.63%, 7/15/37	1,000	1,373
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A2,
2.89%, 5/25/25(1)	250	252
Fannie Mae-Aces, Series 2009-M1, Class A2,
4.29%, 7/25/19	364	377
Fannie Mae-Aces, Series 2011-M2, Class A2,
3.65%, 4/25/21	54	55
Fannie Mae-Aces, Series 2011-M5, Class A2,
2.94%, 7/25/21	497	510
Fannie Mae-Aces, Series 2012-M8, Class ASQ3,
1.80%, 12/25/19	100	100
Fannie Mae-Aces, Series 2012-M9, Class A2,
2.48%, 4/25/22	217	220
Fannie Mae-Aces, Series 2013-M14, Class A2,
3.33%, 10/25/23(1)	200	209
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.97%, 2/25/43(1)	150	155
Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23(1)	150	151
Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24(1)	100	103

NORTHERN FUNDS QUARTERLY REPORT    41    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Fannie Mae - 13.3% continued
Fannie Mae-Aces, Series 2014-M3, Class A2,
3.50%, 1/25/24(1)	$350	$371
Fannie Mae-Aces, Series 2014-M4, Class A2,
3.35%, 3/25/24(1)	545	571
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	150	149
Fannie Mae-Aces, Series 2015-M11, Class A2,
2.93%, 4/25/25(1)	500	505
Fannie Mae-Aces, Series 2015-M3, Class A2,
2.72%, 10/25/24	250	251
Fannie Mae-Aces, Series 2016-M1, Class ASQ2,
2.13%, 2/25/21(1)	500	498
Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	100	99
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	100	98
Fannie Mae-Aces, Series 2016-M5, Class A2,
2.47%, 4/25/26	250	243
Fannie Mae-Aces, Series 2016-M7, Class AV2,
2.16%, 10/25/23	250	245
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	100	96
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.50%, 10/25/26(1)	100	96
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.68%, 12/25/26(1)	150	146
Fannie Mae-Aces, Series 2017-M5, Class A2,
3.30%, 4/25/29	125	127
Pool #255376,
6.00%, 8/1/19	11	11
Pool #256792,
6.50%, 6/1/22	38	40
Pool #256925,
6.00%, 10/1/37	27	30
Pool #256959,
6.00%, 11/1/37	142	162
Pool #256985,
7.00%, 11/1/37	46	53
Pool #257042,
6.50%, 1/1/38	284	318
Pool #257106,
4.50%, 1/1/28	3	3
Pool #257237,
4.50%, 6/1/28	45	49
Pool #257243,
7.00%, 6/1/38	155	180
Pool #357630,
5.00%, 10/1/19	11	12
Pool #707791,
5.00%, 6/1/33	162	177
Pool #709239,
5.00%, 7/1/18	37	38
Pool #725185,
5.00%, 2/1/19	12	12
Pool #725425,
5.50%, 4/1/34	57	64
Pool #730811,
4.50%, 8/1/33	92	99
Pool #735222,
5.00%, 2/1/35	34	38
Pool #735358,
5.50%, 2/1/35	146	163
Pool #735502,
6.00%, 4/1/35	20	23
Pool #737853,
5.00%, 9/1/33	245	268
Pool #745336,
5.00%, 3/1/36	713	783
Pool #745418,
5.50%, 4/1/36	53	59
Pool #745754,
5.00%, 9/1/34	405	444
Pool #745826,
6.00%, 7/1/36	195	223

FIXED INCOME INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Fannie Mae - 13.3% continued
Pool #746272,
4.00%, 10/1/18	$29	$30
Pool #747383,
5.50%, 10/1/33	106	117
Pool #755632,
5.00%, 4/1/34	97	106
Pool #772730,
5.00%, 4/1/34	120	131
Pool #790406,
6.00%, 9/1/34	85	97
Pool #793666,
5.50%, 9/1/34	73	81
Pool #796250,
5.50%, 11/1/34	47	52
Pool #800471,
5.50%, 10/1/34	350	392
Pool #807701,
4.50%, 12/1/19	9	9
Pool #811944,
4.50%, 1/1/20	17	18
Pool #817795,
6.00%, 8/1/36	23	25
Pool #826057,
5.00%, 7/1/35	107	119
Pool #826585,
5.00%, 8/1/35	164	180
Pool #828523,
5.00%, 7/1/35	51	56
Pool #831676,
6.50%, 8/1/36	22	25
Pool #832628,
5.50%, 9/1/20	26	27
Pool #833067,
5.50%, 9/1/35	199	223
Pool #833163,
5.00%, 9/1/35	102	112
Pool #840577,
5.00%, 10/1/20	14	15
Pool #844909,
4.50%, 10/1/20	4	4
Pool #845425,
6.00%, 2/1/36	158	181
Pool #847921,
5.50%, 11/1/20	83	87
Pool #863759,
4.00%, 12/1/20	10	10
Pool #864435,
4.50%, 12/1/20	39	40
Pool #868435,
6.00%, 4/1/36	209	238
Pool #869710,
6.00%, 4/1/36	74	85
Pool #871135,
6.00%, 1/1/37	57	64
Pool #880505,
6.00%, 8/1/21	7	7
Pool #881818,
6.50%, 8/1/36	163	186
Pool #885769,
6.00%, 6/1/36	25	29
Pool #885866,
6.00%, 6/1/36	80	91
Pool #887111,
5.50%, 5/1/20	6	6
Pool #888100,
5.50%, 9/1/36	227	255
Pool #888152,
5.00%, 5/1/21	31	32
Pool #888205,
6.50%, 2/1/37	55	62
Pool #888447,
4.00%, 5/1/21	18	19
Pool #889224,
5.50%, 1/1/37	265	297
Pool #889390,
6.00%, 3/1/23	33	35
Pool #889401,
6.00%, 3/1/38	118	133
Pool #889415,
6.00%, 5/1/37	503	571
Pool #889579,
6.00%, 5/1/38	261	295
Pool #889630,
6.50%, 3/1/38	33	37

NORTHERN FUNDS QUARTERLY REPORT    43    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Fannie Mae - 13.3% continued
Pool #889886,
7.00%, 12/1/37	$41	$46
Pool #889970,
5.00%, 12/1/36	198	218
Pool #890234,
6.00%, 10/1/38	131	149
Pool #890329,
4.00%, 4/1/26	1,404	1,484
Pool #890339,
5.00%, 9/1/20	45	46
Pool #892536,
6.50%, 9/1/36	56	62
Pool #892968,
6.50%, 8/1/21	5	5
Pool #893363,
5.00%, 6/1/36	64	70
Pool #893366,
5.00%, 4/1/35	110	121
Pool #898417,
6.00%, 10/1/36	29	33
Pool #899079,
5.00%, 3/1/37	65	71
Pool #902414,
5.50%, 11/1/36	124	138
Pool #906090,
5.50%, 1/1/37	113	125
Pool #910147,
5.00%, 3/1/22	51	53
Pool #912414,
4.50%, 1/1/22	26	26
Pool #915499,
5.00%, 3/1/37	66	72
Pool #915870,
7.00%, 4/1/37	12	13
Pool #918515,
5.00%, 6/1/37	106	116
Pool #923123,
5.00%, 4/1/36	10	11
Pool #923166,
7.50%, 1/1/37	18	20
Pool #928261,
4.50%, 3/1/36	92	99
Pool #928584,
6.50%, 8/1/37	306	354
Pool #928909,
6.00%, 12/1/37	2	2
Pool #928915,
6.00%, 11/1/37	11	12
Pool #930606,
4.00%, 2/1/39	644	680
Pool #931195,
4.50%, 5/1/24	140	147
Pool #932023,
5.00%, 1/1/38	95	104
Pool #932741,
4.50%, 4/1/40	457	496
Pool #934466,
5.50%, 9/1/23	93	100
Pool #940623,
5.50%, 8/1/37	40	45
Pool #943388,
6.00%, 6/1/37	201	227
Pool #943617,
6.00%, 8/1/37	142	162
Pool #945876,
5.50%, 8/1/37	17	20
Pool #946527,
7.00%, 9/1/37	31	34
Pool #947216,
6.00%, 10/1/37	66	75
Pool #949391,
5.50%, 8/1/22	6	7
Pool #953018,
6.50%, 10/1/37	92	103
Pool #953910,
6.00%, 11/1/37	60	68
Pool #955771,
6.50%, 10/1/37	59	65
Pool #959604,
6.50%, 11/1/37	11	13
Pool #959880,
5.50%, 11/1/37	38	43
Pool #962687,
5.00%, 4/1/38	138	150

FIXED INCOME INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Fannie Mae - 13.3% continued
Pool #963735,
4.50%, 6/1/23	$67	$70
Pool #965389,
6.00%, 10/1/23	41	43
Pool #966660,
6.00%, 12/1/37	1	2
Pool #968037,
6.00%, 1/1/38	67	75
Pool #969632,
6.50%, 1/1/38	37	41
Pool #970013,
4.50%, 6/1/38	142	152
Pool #972452,
5.50%, 3/1/38	239	266
Pool #975365,
5.00%, 6/1/23	40	42
Pool #976963,
5.50%, 2/1/38	1,493	1,669
Pool #981704,
5.00%, 6/1/23	160	170
Pool #981854,
5.50%, 7/1/38	106	118
Pool #984075,
4.50%, 6/1/23	39	41
Pool #986760,
5.50%, 7/1/38	384	430
Pool #987114,
5.50%, 9/1/23	14	14
Pool #987115,
5.50%, 9/1/23	16	16
Pool #992472,
6.00%, 10/1/38	57	65
Pool #992491,
4.50%, 10/1/23	43	45
Pool #993055,
5.50%, 12/1/38	28	31
Pool #995018,
5.50%, 6/1/38	87	97
Pool #995203,
5.00%, 7/1/35	579	636
Pool #995266,
5.00%, 12/1/23	342	362
Pool #995879,
6.00%, 4/1/39	130	148
Pool #AA0649,
5.00%, 12/1/38	336	373
Pool #AA2939,
4.50%, 4/1/39	628	685
Pool #AA4482,
4.00%, 4/1/39	544	577
Pool #AA4562,
4.50%, 9/1/39	573	622
Pool #AA8978,
4.50%, 7/1/39	117	126
Pool #AA9357,
4.50%, 8/1/39	561	604
Pool #AB1048,
4.50%, 5/1/40	802	868
Pool #AB2067,
3.50%, 1/1/41	1,044	1,079
Pool #AB2092,
4.00%, 1/1/41	488	518
Pool #AB2272,
4.50%, 2/1/41	758	827
Pool #AB2693,
4.50%, 4/1/41	490	532
Pool #AB2768,
4.50%, 4/1/41	600	651
Pool #AB3035,
5.00%, 5/1/41	921	1,007
Pool #AB3246,
5.00%, 7/1/41	301	330
Pool #AB4057,
4.00%, 12/1/41	1,971	2,079
Pool #AB4293,
3.50%, 1/1/42	1,303	1,344
Pool #AB5049,
4.00%, 4/1/42	2,060	2,173
Pool #AB6016,
3.50%, 8/1/42	919	948
Pool #AB6293,
3.50%, 9/1/27	1,546	1,609
Pool #AB6472,
2.00%, 10/1/27	686	682

NORTHERN FUNDS QUARTERLY REPORT     45    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Fannie Mae - 13.3% continued
Pool #AB7076,
3.00%, 11/1/42	$2,927	$2,940
Pool #AB7503,
3.00%, 1/1/43	1,376	1,381
Pool #AB7733,
3.00%, 1/1/43	2,564	2,575
Pool #AB8787,
2.00%, 3/1/28	1,372	1,350
Pool #AB8823,
3.00%, 3/1/43	4,523	4,542
Pool #AB9019,
3.00%, 4/1/43	1,103	1,108
Pool #AB9136,
2.50%, 4/1/43	125	121
Pool #AB9363,
3.50%, 5/1/43	3,265	3,368
Pool #AB9990,
3.00%, 7/1/33	261	267
Pool #AC2947,
5.50%, 9/1/39	400	443
Pool #AC2969,
5.00%, 9/1/39	2,051	2,266
Pool #AC3263,
4.50%, 9/1/29	227	246
Pool #AC3312,
4.50%, 10/1/39	1,116	1,203
Pool #AC4861,
4.50%, 11/1/24	354	374
Pool #AC5040,
4.00%, 10/1/24	180	188
Pool #AC6118,
4.50%, 11/1/39	304	328
Pool #AC6742,
4.50%, 1/1/40	1,180	1,282
Pool #AC8518,
5.00%, 12/1/39	518	566
Pool #AC9581,
5.50%, 1/1/40	1,228	1,379
Pool #AD0119,
6.00%, 7/1/38	361	408
Pool #AD0585,
4.50%, 12/1/39	568	620
Pool #AD0639,
6.00%, 12/1/38	117	132
Pool #AD0969,
5.50%, 8/1/37	442	494
Pool #AD5241,
4.50%, 7/1/40	433	467
Pool #AD5525,
5.00%, 6/1/40	489	536
Pool #AD5556,
4.00%, 6/1/25	146	153
Pool #AD7859,
5.00%, 6/1/40	312	342
Pool #AE0949,
4.00%, 2/1/41	1,240	1,310
Pool #AE0971,
4.00%, 5/1/25	125	131
Pool #AE0981,
3.50%, 3/1/41	962	993
Pool #AE1807,
4.00%, 10/1/40	1,589	1,678
Pool #AE3873,
4.50%, 10/1/40	234	253
Pool #AE5436,
4.50%, 10/1/40	306	331
Pool #AE5767,
3.54%, 5/1/41(1)	90	94
Pool #AH0525,
4.00%, 12/1/40	1,309	1,381
Pool #AH1295,
3.50%, 1/1/26	433	451
Pool #AH2488,
3.11%, 2/1/41(1)	90	94
Pool #AH3226,
5.00%, 2/1/41	107	117
Pool #AH4158,
4.00%, 1/1/41	238	251
Pool #AH5573,
4.00%, 2/1/41	1,053	1,118
Pool #AH5614,
3.50%, 2/1/26	469	489
Pool #AH8854,
4.50%, 4/1/41	347	375

FIXED INCOME INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Fannie Mae - 13.3% continued
Pool #AI1247,
4.00%, 4/1/26	$217	$229
Pool #AI3470,
4.50%, 6/1/41	496	537
Pool #AI4361,
3.05%, 9/1/41(1)	32	33
Pool #AI4380,
3.30%, 11/1/41(1)	33	35
Pool #AI5603,
4.50%, 7/1/41	276	298
Pool #AI7743,
4.00%, 8/1/41	330	349
Pool #AI9137,
2.50%, 11/1/27	1,912	1,934
Pool #AI9555,
4.00%, 9/1/41	666	702
Pool #AI9828,
2.88%, 11/1/41(1)	103	108
Pool #AJ2001,
2.99%, 10/1/41(1)	73	76
Pool #AJ4093,
3.50%, 10/1/26	118	123
Pool #AJ4408,
4.50%, 10/1/41	137	147
Pool #AJ6086,
3.00%, 12/1/26	324	334
Pool #AJ9152,
3.50%, 12/1/26	1,428	1,487
Pool #AJ9218,
4.00%, 2/1/42	922	972
Pool #AJ9326,
3.50%, 1/1/42	1,500	1,551
Pool #AJ9355,
3.00%, 1/1/27	756	778
Pool #AK4813,
3.50%, 3/1/42	623	643
Pool #AK4945,
3.50%, 2/1/42	709	731
Pool #AK7766,
2.50%, 3/1/27	898	909
Pool #AK9444,
4.00%, 3/1/42	264	281
Pool #AL0442,
5.50%, 6/1/40	124	139
Pool #AL0766,
4.00%, 9/1/41	1,511	1,605
Pool #AL1449,
4.00%, 1/1/42	1,560	1,646
Pool #AL1849,
6.00%, 2/1/39	512	582
Pool #AL1939,
3.50%, 6/1/42	1,680	1,735
Pool #AL2243,
4.00%, 3/1/42	1,570	1,657
Pool #AL2303,
4.50%, 6/1/26	370	383
Pool #AL2326,
4.50%, 4/1/42	3,201	3,454
Pool #AL2397,
2.69%, 8/1/42(1)	160	164
Pool #AL2438,
3.00%, 9/1/27	1,939	1,996
Pool #AL2893,
3.50%, 12/1/42	3,740	3,867
Pool #AL3396,
2.50%, 3/1/28	818	828
Pool #AL3950,
1.73%, 8/1/43(1)	84	87
Pool #AL4408,
4.50%, 11/1/43	2,013	2,190
Pool #AL4462,
2.50%, 6/1/28	1,366	1,383
Pool #AL4908,
4.00%, 2/1/44	1,562	1,655
Pool #AL5167,
3.50%, 1/1/34	394	411
Pool #AL5254,
3.00%, 11/1/27	1,057	1,088
Pool #AL5377,
4.00%, 6/1/44	4,011	4,260
Pool #AL5734,
3.50%, 9/1/29	1,293	1,350
Pool #AL5785,
4.00%, 9/1/44	2,353	2,508

NORTHERN FUNDS QUARTERLY REPORT    47    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Fannie Mae - 13.3% continued
Pool #AL5953,
2.77%, 10/1/44(1)	$315	$323
Pool #AL6488,
3.50%, 8/1/43	820	847
Pool #AL7807,
3.00%, 11/1/30	3,203	3,296
Pool #AL8469,
3.50%, 4/1/31	599	626
Pool #AL8908,
3.00%, 8/1/46	1,050	1,053
Pool #AL8951,
3.00%, 8/1/46	942	944
Pool #AO0752,
3.00%, 4/1/42	843	846
Pool #AO0800,
3.00%, 4/1/27	693	713
Pool #AO2973,
3.50%, 5/1/42	1,858	1,928
Pool #AO4136,
3.50%, 6/1/42	1,148	1,184
Pool #AO7970,
2.50%, 6/1/27	457	463
Pool #AO8031,
3.50%, 7/1/42	2,980	3,074
Pool #AO8629,
3.50%, 7/1/42	536	553
Pool #AP6273,
3.00%, 10/1/42	869	872
Pool #AQ6784,
3.50%, 12/1/42	1,020	1,052
Pool #AQ8185,
2.50%, 1/1/28	270	273
Pool #AQ8647,
3.50%, 12/1/42	1,377	1,420
Pool #AR1706,
2.50%, 1/1/28	4,297	4,347
Pool #AR3054,
3.00%, 1/1/28	1,062	1,093
Pool #AR3792,
3.00%, 2/1/43	795	799
Pool #AR8151,
3.00%, 3/1/43	1,488	1,495
Pool #AR9188,
2.50%, 3/1/43	184	179
Pool #AR9582,
3.00%, 3/1/43	505	509
Pool #AS0018,
3.00%, 7/1/43	3,255	3,268
Pool #AS0275,
3.00%, 8/1/33	330	338
Pool #AS3600,
3.00%, 10/1/29	2,121	2,180
Pool #AS3657,
4.50%, 10/1/44	2,080	2,235
Pool #AS4085,
4.00%, 12/1/44	811	861
Pool #AS4306,
3.00%, 1/1/45	1,402	1,403
Pool #AS4458,
3.50%, 2/1/45	4,678	4,826
Pool #AS4715,
3.00%, 4/1/45	1,258	1,260
Pool #AS5090,
2.50%, 6/1/30	519	524
Pool #AS5324,
2.50%, 7/1/30	1,116	1,126
Pool #AS5500,
3.00%, 7/1/35	555	564
Pool #AS5666,
4.00%, 8/1/45	1,873	1,970
Pool #AS5892,
3.50%, 10/1/45	2,090	2,148
Pool #AS6192,
3.50%, 11/1/45	3,843	3,957
Pool #AS6262,
3.50%, 11/1/45	2,393	2,459
Pool #AS6332,
3.50%, 12/1/45	2,615	2,687
Pool #AS6398,
3.50%, 12/1/45	1,765	1,813
Pool #AS6730,
3.50%, 2/1/46	3,394	3,488
Pool #AS6887,
2.50%, 3/1/31	1,025	1,032

FIXED INCOME INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Fannie Mae - 13.3% continued
Pool #AS7149,
3.00%, 5/1/46	$1,701	$1,706
Pool #AS7157,
3.00%, 5/1/46	1,107	1,106
Pool #AS7247,
4.00%, 5/1/46	836	879
Pool #AS7343,
3.00%, 6/1/46	1,032	1,032
Pool #AS7480,
2.00%, 7/1/31	273	267
Pool #AS7580,
3.00%, 7/1/46	1,236	1,235
Pool #AS8067,
3.00%, 10/1/46	1,716	1,719
Pool #AS8074,
3.00%, 10/1/46	979	978
Pool #AS8178,
3.00%, 10/1/36	331	337
Pool #AS8194,
2.50%, 10/1/31	3,264	3,285
Pool #AS8424,
3.00%, 12/1/36	485	493
Pool #AS8483,
3.00%, 12/1/46	1,465	1,464
Pool #AS8591,
2.00%, 1/1/32	480	470
Pool #AS8699,
4.00%, 1/1/47	4,994	5,252
Pool #AS9505,
3.00%, 4/1/32	989	1,016
Pool #AT0666,
3.50%, 4/1/43	638	659
Pool #AT2720,
3.00%, 5/1/43	1,463	1,470
Pool #AT3164,
3.00%, 4/1/43	2,431	2,441
Pool #AT3180,
3.00%, 5/1/43	2,897	2,909
Pool #AT5026,
3.00%, 5/1/43	2,616	2,626
Pool #AU1657,
2.50%, 7/1/28	654	661
Pool #AU1689,
3.50%, 8/1/43	2,835	2,924
Pool #AU1808,
3.00%, 8/1/43	2,357	2,366
Pool #AU3164,
3.00%, 8/1/33	292	298
Pool #AU4336,
2.23%, 8/1/43(1)	383	389
Pool #AU5918,
3.00%, 9/1/43	2,179	2,188
Pool #AU5919,
3.50%, 9/1/43	1,677	1,726
Pool #AV0691,
4.00%, 12/1/43	3,152	3,343
Pool #AV2339,
4.00%, 12/1/43	667	707
Pool #AW2472,
2.51%, 6/1/44(1)	415	427
Pool #AW8167,
3.50%, 2/1/42	739	763
Pool #AW8595,
3.00%, 8/1/29	545	561
Pool #AX2163,
3.50%, 11/1/44	1,003	1,031
Pool #AX4413,
4.00%, 11/1/44	2,191	2,304
Pool #AX4839,
3.50%, 11/1/44	1,846	1,897
Pool #AX6139,
4.00%, 11/1/44	2,766	2,929
Pool #AY0544,
2.50%, 8/1/27	1,953	1,976
Pool #AY3062,
3.00%, 11/1/26	639	658
Pool #AY5580,
3.50%, 6/1/45	5,805	5,977
Pool #AY9555,
3.00%, 5/1/45	1,995	1,995
Pool #AZ1449,
3.00%, 7/1/45	1,314	1,314
Pool #AZ2186,
2.42%, 8/1/45(1)	80	81

NORTHERN FUNDS QUARTERLY REPORT    49    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Fannie Mae - 13.3% continued
Pool #AZ2936,
3.00%, 9/1/45	$678	$678
Pool #AZ2947,
4.00%, 9/1/45	1,855	1,951
Pool #AZ4775,
3.50%, 10/1/45	1,169	1,201
Pool #AZ5284,
2.59%, 7/1/45(1)	381	389
Pool #BA0394,
2.72%, 11/1/45(1)	397	406
Pool #BA2911,
3.00%, 11/1/30	614	630
Pool #BC0326,
3.50%, 12/1/45	835	859
Pool #BC1105,
3.50%, 2/1/46	2,992	3,075
Pool #BC1510,
3.00%, 8/1/46	910	909
Pool #BC3705,
2.43%, 1/1/46(1)	102	104
Pool #BC9096,
3.50%, 12/1/46	1,169	1,202
Pool #BE3171,
2.50%, 2/1/32	973	980
Pool #BM2001,
3.50%, 12/1/46	491	505
Pool #MA0361,
4.00%, 3/1/30	220	233
Pool #MA0667,
4.00%, 3/1/31	528	560
Pool #MA0706,
4.50%, 4/1/31	653	702
Pool #MA0711,
3.50%, 4/1/31	321	332
Pool #MA0804,
4.00%, 7/1/31	357	378
Pool #MA0976,
3.50%, 2/1/32	728	760
Pool #MA1107,
3.50%, 7/1/32	901	941
Pool #MA1138,
3.50%, 8/1/32	492	514
Pool #MA1141,
3.00%, 8/1/32	252	258
Pool #MA1200,
3.00%, 10/1/32	1,359	1,392
Pool #MA1239,
3.50%, 11/1/32	676	706
Pool #MA1432,
3.00%, 5/1/33	1,364	1,397
Pool #MA1511,
2.50%, 7/1/33	398	397
Pool #MA1764,
4.00%, 1/1/34	619	657
Pool #MA2320,
3.00%, 7/1/35	1,176	1,196
Pool #MA2473,
3.50%, 12/1/35	552	575
Pool #MA2489,
2.50%, 12/1/30	1,662	1,672
Pool #MA2512,
4.00%, 1/1/46	804	845
Pool #MA2670,
3.00%, 7/1/46	2,812	2,810
Pool #MA2672,
3.00%, 7/1/36	647	658
Pool #MA2705,
3.00%, 8/1/46	1,996	1,995
Pool #MA2737,
3.00%, 9/1/46	897	896
Pool #MA2738,
3.00%, 9/1/36	941	957
Pool #MA2771,
3.00%, 10/1/46	962	962
Pool #MA2775,
2.50%, 10/1/31	559	562
Pool #MA2781,
2.50%, 10/1/46	595	575
Pool #MA2817,
2.50%, 11/1/36	483	477
Pool #MA2895,
3.00%, 2/1/47	786	786
Pool #MA2929,
3.50%, 3/1/47	4,921	5,057

FIXED INCOME INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Fannie Mae - 13.3% continued
Pool TBA,
7/17/47(9)	$9,300	$9,250

		329,021

Federal Home Loan Bank - 0.2%
Federal Home Loan Banks,
0.63%, 8/7/18	5,000	4,961
5.50%, 7/15/36	500	677

		5,638

Freddie Mac - 1.1%
FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2,
4.25%, 1/25/20	185	195
FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2,
4.22%, 3/25/20	245	259
FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A2,
3.53%, 6/25/20	263	274
FHLMC Multifamily Structured Pass Through Certificates, Series K011, Class A2,
4.08%, 11/25/20(1)	785	837
FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2,
3.97%, 1/25/21(1)	575	612
FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2,
3.87%, 4/25/21	350	372
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2,
2.87%, 12/25/21	100	103
FHLMC Multifamily Structured Pass Through Certificates, Series K018, Class A2,
2.79%, 1/25/22	500	513
FHLMC Multifamily Structured Pass Through Certificates, Series K019, Class A1,
1.46%, 9/25/21	258	256
FHLMC Multifamily Structured Pass Through Certificates, Series K020, Class A2,
2.37%, 5/25/22	250	252
FHLMC Multifamily Structured Pass Through Certificates, Series K023, Class A2,
2.31%, 8/25/22	350	351
FHLMC Multifamily Structured Pass Through Certificates, Series K024, Class A2,
2.57%, 9/25/22	200	203
FHLMC Multifamily Structured Pass Through Certificates, Series K025, Class A1,
1.88%, 4/25/22	365	365
FHLMC Multifamily Structured Pass Through Certificates, Series K027, Class A2,
2.64%, 1/25/23	750	761
FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class A2,
3.11%, 2/25/23	300	312
FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2,
3.32%, 2/25/23(1)	250	262
FHLMC Multifamily Structured Pass Through Certificates, Series K030, Class A2,
3.25%, 4/25/23(1)	300	314
FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class A2,
3.30%, 4/25/23(1)	227	238
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2,
3.31%, 5/25/23(1)	365	383
FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2,
3.06%, 7/25/23(1)	350	362

NORTHERN FUNDS QUARTERLY REPORT    51    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Freddie Mac - 1.1% continued
FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class A2,
3.24%, 9/25/24	$300	$313
FHLMC Multifamily Structured Pass Through Certificates, Series K041, Class A2,
3.17%, 10/25/24	300	312
FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2,
2.67%, 12/25/24	200	201
FHLMC Multifamily Structured Pass Through Certificates, Series K043, Class A2,
3.06%, 12/25/24	200	206
FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class A2,
3.21%, 3/25/25	250	260
FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class A2,
3.00%, 12/25/25	300	306
FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class A2,
2.75%, 1/25/26	250	250
FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class A2,
2.67%, 3/25/26	500	496
FHLMC Multifamily Structured Pass Through Certificates, Series K056, Class A2,
2.53%, 5/25/26	400	392
FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 8/25/26	150	148
FHLMC Multifamily Structured Pass Through Certificates, Series K503, Class A2,
2.46%, 8/25/19	300	304
FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2,
1.88%, 5/25/19	300	301
FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2,
1.87%, 11/25/19	500	501
FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2,
3.13%, 6/25/21	500	519
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class A2,
2.79%, 1/25/22	250	257
FHLMC Multifamily Structured Pass Through Certificates, Series K719, Class A2,
2.73%, 6/25/22(1)	100	102
FHLMC Multifamily Structured Pass Through Certificates, Series K722, Class A2,
2.41%, 3/25/23	250	251
Freddie Mac,
1.00%, 9/27/17	3,000	2,999
3.75%, 3/27/19	1,000	1,040
1.13%, 4/15/19	4,000	3,982
1.75%, 5/30/19	1,000	1,007
1.25%, 10/2/19	1,000	995
1.38%, 5/1/20	1,000	993
2.38%, 1/13/22	3,000	3,063
6.75%, 3/15/31	1,200	1,736

		28,158

Freddie Mac Gold - 7.4%
Pool #A16753,
5.00%, 11/1/33	58	63
Pool #A17665,
5.00%, 1/1/34	70	76
Pool #A27950,
5.50%, 11/1/34	324	362
Pool #A31136,
5.50%, 1/1/35	219	243
Pool #A39306,
5.50%, 11/1/35	190	213

FIXED INCOME INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Freddie Mac Gold - 7.4% continued
Pool #A46224,
5.00%, 7/1/35	$32	$35
Pool #A48104,
5.00%, 1/1/36	64	70
Pool #A51296,
6.00%, 8/1/36	23	26
Pool #A54897,
6.50%, 8/1/36	66	74
Pool #A56110,
5.50%, 12/1/36	248	274
Pool #A57604,
5.00%, 3/1/37	205	224
Pool #A58718,
5.50%, 3/1/37	28	31
Pool #A59081,
5.50%, 4/1/37	239	266
Pool #A60942,
5.00%, 5/1/37	55	60
Pool #A61560,
5.50%, 10/1/36	346	388
Pool #A61573,
5.00%, 9/1/34	1,030	1,141
Pool #A61597,
5.50%, 12/1/35	40	44
Pool #A64474,
5.50%, 9/1/37	19	22
Pool #A67116,
7.00%, 10/1/37	16	18
Pool #A68761,
5.50%, 9/1/37	132	146
Pool #A69169,
4.50%, 12/1/37	73	78
Pool #A69303,
6.00%, 11/1/37	26	29
Pool #A73778,
5.00%, 2/1/38	110	120
Pool #A74134,
7.00%, 2/1/38	23	24
Pool #A78507,
5.00%, 6/1/38	405	440
Pool #A81606,
6.00%, 9/1/38	18	20
Pool #A83008,
5.50%, 11/1/38	265	293
Pool #A84432,
4.50%, 2/1/39	69	74
Pool #A88476,
4.50%, 9/1/39	1,879	2,036
Pool #A89346,
4.50%, 10/1/39	985	1,059
Pool #A90749,
4.50%, 1/1/40	925	1,003
Pool #A91541,
5.00%, 3/1/40	256	280
Pool #A91626,
4.50%, 3/1/40	513	559
Pool #A91942,
4.50%, 4/1/40	368	399
Pool #A94672,
4.50%, 10/1/40	539	579
Pool #A96296,
4.00%, 1/1/41	650	691
Pool #A96310,
4.00%, 1/1/41	464	492
Pool #A96995,
4.00%, 2/1/41	1,083	1,143
Pool #A97443,
4.50%, 3/1/41	470	506
Pool #B10630,
4.50%, 11/1/18	48	49
Pool #B17658,
4.50%, 1/1/20	2	2
Pool #B18502,
5.50%, 6/1/20	5	5
Pool #B18931,
4.50%, 3/1/20	5	6
Pool #C03457,
4.50%, 2/1/40	323	348
Pool #C03812,
3.50%, 4/1/42	730	761
Pool #C03821,
3.50%, 4/1/42	1,500	1,547
Pool #C04268,
3.00%, 10/1/42	3,024	3,035

NORTHERN FUNDS QUARTERLY REPORT    53    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Freddie Mac Gold - 7.4% continued
Pool #C09004,
3.50%, 7/1/42	$492	$508
Pool #C09042,
3.50%, 5/1/43	633	654
Pool #C09063,
4.00%, 9/1/44	538	567
Pool #C09066,
3.50%, 10/1/44	738	759
Pool #C91009,
5.00%, 11/1/26	22	24
Pool #C91247,
5.00%, 4/1/29	158	172
Pool #C91354,
4.00%, 1/1/31	532	565
Pool #C91370,
4.50%, 5/1/31	278	299
Pool #C91388,
3.50%, 2/1/32	315	329
Pool #C91402,
4.00%, 10/1/31	433	461
Pool #C91408,
3.50%, 11/1/31	309	323
Pool #C91485,
3.50%, 8/1/32	488	510
Pool #C91811,
4.00%, 1/1/35	215	229
Pool #C91826,
3.00%, 5/1/35	386	393
Pool #C91858,
3.00%, 12/1/35	406	414
Pool #C91879,
3.00%, 6/1/36	459	466
Pool #C91891,
3.00%, 9/1/36	476	484
Pool #C91904,
2.50%, 11/1/36	291	287
Pool #C91908,
3.00%, 1/1/37	194	197
Pool #D97564,
5.00%, 1/1/28	145	157
Pool #D99094,
3.00%, 3/1/32	322	327
Pool #E03033,
3.00%, 2/1/27	685	704
Pool #E04044,
3.50%, 8/1/27	1,059	1,103
Pool #E04072,
2.50%, 8/1/27	309	313
Pool #E99030,
4.50%, 9/1/18	32	33
Pool #G01907,
4.50%, 8/1/34	37	39
Pool #G01974,
5.00%, 12/1/35	326	356
Pool #G02064,
5.00%, 2/1/36	156	170
Pool #G02069,
5.50%, 3/1/36	26	29
Pool #G02386,
6.00%, 11/1/36	254	287
Pool #G02391,
6.00%, 11/1/36	8	9
Pool #G02540,
5.00%, 11/1/34	74	81
Pool #G02649,
6.00%, 1/1/37	12	13
Pool #G02702,
6.50%, 1/1/37	35	39
Pool #G02789,
6.00%, 4/1/37	839	947
Pool #G02911,
6.00%, 4/1/37	12	13
Pool #G02973,
6.00%, 6/1/37	31	35
Pool #G03121,
5.00%, 6/1/36	140	153
Pool #G03134,
5.50%, 8/1/36	52	57
Pool #G03176,
5.00%, 8/1/37	45	49
Pool #G03218,
6.00%, 9/1/37	35	40
Pool #G03351,
6.00%, 9/1/37	62	70

FIXED INCOME INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Freddie Mac Gold - 7.4% continued
Pool #G03513,
6.00%, 11/1/37	$77	$86
Pool #G03600,
7.00%, 11/1/37	33	38
Pool #G03737,
6.50%, 11/1/37	496	549
Pool #G03992,
6.00%, 3/1/38	82	93
Pool #G04287,
5.00%, 5/1/38	158	172
Pool #G04459,
5.50%, 6/1/38	119	133
Pool #G04611,
6.00%, 7/1/38	221	251
Pool #G04650,
6.50%, 9/1/38	126	139
Pool #G04817,
5.00%, 9/1/38	84	92
Pool #G05082,
5.00%, 3/1/38	196	214
Pool #G05167,
4.50%, 2/1/39	224	240
Pool #G05725,
4.50%, 11/1/39	490	534
Pool #G05733,
5.00%, 11/1/39	383	423
Pool #G05870,
4.50%, 4/1/40	577	626
Pool #G05969,
5.00%, 8/1/40	248	272
Pool #G05971,
5.50%, 8/1/40	1,159	1,284
Pool #G06020,
5.50%, 12/1/39	937	1,043
Pool #G06767,
5.00%, 10/1/41	815	889
Pool #G06947,
6.00%, 5/1/40	265	300
Pool #G07030,
4.00%, 6/1/42	2,737	2,914
Pool #G07098,
3.50%, 7/1/42	834	861
Pool #G07152,
4.00%, 6/1/42	2,032	2,145
Pool #G07171,
4.00%, 8/1/42	1,127	1,193
Pool #G07445,
2.50%, 7/1/43	749	723
Pool #G07787,
4.00%, 8/1/44	3,899	4,142
Pool #G07924,
3.50%, 1/1/45	1,129	1,167
Pool #G07961,
3.50%, 3/1/45	2,279	2,351
Pool #G07998,
4.50%, 7/1/44	554	597
Pool #G08189,
7.00%, 3/1/37	32	37
Pool #G08192,
5.50%, 4/1/37	60	67
Pool #G08341,
5.00%, 4/1/39	1,143	1,251
Pool #G08477,
3.50%, 2/1/42	887	915
Pool #G08537,
3.00%, 7/1/43	2,692	2,699
Pool #G08554,
3.50%, 10/1/43	1,182	1,219
Pool #G08608,
3.00%, 9/1/44	496	495
Pool #G08624,
4.00%, 1/1/45	1,716	1,807
Pool #G08632,
3.50%, 3/1/45	2,091	2,150
Pool #G08648,
3.00%, 6/1/45	834	832
Pool #G08650,
3.50%, 6/1/45	1,626	1,672
Pool #G08653,
3.00%, 7/1/45	2,036	2,033
Pool #G08660,
4.00%, 8/1/45	599	631
Pool #G08666,
3.00%, 9/1/45	6,034	6,025

NORTHERN FUNDS QUARTERLY REPORT    55    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Freddie Mac Gold - 7.4% continued
Pool #G08667,
3.50%, 9/1/45	$1,260	$1,295
Pool #G08672,
4.00%, 10/1/45	796	838
Pool #G08677,
4.00%, 11/1/45	734	772
Pool #G08681,
3.50%, 12/1/45	2,415	2,483
Pool #G08698,
3.50%, 3/1/46	1,247	1,283
Pool #G08702,
3.50%, 4/1/46	1,293	1,329
Pool #G08710,
3.00%, 6/1/46	1,395	1,393
Pool #G08715,
3.00%, 8/1/46	3,027	3,023
Pool #G08721,
3.00%, 9/1/46	848	847
Pool #G08726,
3.00%, 10/1/46	1,120	1,118
Pool #G08747,
3.00%, 2/1/47	688	687
Pool #G11776,
4.50%, 9/1/20	14	14
Pool #G12571,
4.00%, 1/1/22	55	57
Pool #G12673,
5.00%, 9/1/21	34	35
Pool #G12837,
4.50%, 4/1/22	52	53
Pool #G12868,
5.00%, 11/1/22	85	90
Pool #G12869,
5.00%, 9/1/22	68	71
Pool #G13136,
4.50%, 5/1/23	85	90
Pool #G13151,
6.00%, 3/1/23	77	82
Pool #G13201,
4.50%, 7/1/23	50	53
Pool #G13433,
5.50%, 1/1/24	68	72
Pool #G14168,
5.50%, 12/1/24	97	102
Pool #G14239,
4.00%, 9/1/26	1,235	1,296
Pool #G14554,
4.50%, 7/1/26	147	154
Pool #G14891,
3.00%, 10/1/28	492	506
Pool #G15089,
2.50%, 11/1/28	816	826
Pool #G15134,
3.00%, 5/1/29	322	331
Pool #G15468,
3.50%, 12/1/29	722	756
Pool #G18220,
6.00%, 11/1/22	11	12
Pool #G18420,
3.00%, 1/1/27	918	943
Pool #G18438,
2.50%, 6/1/27	414	419
Pool #G18442,
3.50%, 8/1/27	696	725
Pool #G18475,
2.50%, 8/1/28	2,957	2,994
Pool #G18571,
2.50%, 10/1/30	601	605
Pool #G18601,
3.00%, 5/1/31	858	881
Pool #G18618,
2.00%, 11/1/31	283	278
Pool #G18629,
2.00%, 1/1/32	96	94
Pool #G30327,
4.50%, 1/1/27	25	26
Pool #G60145,
3.50%, 8/1/45	1,223	1,262
Pool #G60238,
3.50%, 10/1/45	1,710	1,767
Pool #G60361,
3.50%, 12/1/45	1,646	1,695
Pool #G60440,
3.50%, 3/1/46	2,857	2,953

FIXED INCOME INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Freddie Mac Gold - 7.4% continued
Pool #G60696,
3.00%, 9/1/46	$1,525	$1,524
Pool #G60707,
3.00%, 9/1/46	1,474	1,474
Pool #G60723,
3.00%, 10/1/46	1,176	1,178
Pool #G60724,
3.00%, 10/1/46	1,178	1,178
Pool #G60948,
3.00%, 1/1/47	3,772	3,769
Pool #J00991,
4.00%, 1/1/21	26	27
Pool #J02541,
4.00%, 9/1/20	12	12
Pool #J03041,
6.00%, 7/1/21	18	19
Pool #J03736,
5.50%, 11/1/21	33	34
Pool #J05307,
4.50%, 8/1/22	9	9
Pool #J06175,
5.00%, 5/1/21	9	10
Pool #J06465,
6.00%, 11/1/22	11	11
Pool #J06476,
5.50%, 11/1/22	25	27
Pool #J08098,
5.50%, 6/1/23	32	33
Pool #J08202,
5.00%, 7/1/23	19	20
Pool #J08454,
5.00%, 8/1/23	38	39
Pool #J08913,
5.50%, 10/1/23	21	23
Pool #J09148,
5.00%, 12/1/23	48	49
Pool #J09305,
5.00%, 2/1/24	90	96
Pool #J09463,
5.00%, 3/1/24	43	44
Pool #J11136,
4.00%, 11/1/24	67	71
Pool #J12098,
4.50%, 4/1/25	407	433
Pool #J14808,
3.50%, 3/1/26	504	525
Pool #J17055,
3.00%, 11/1/26	386	397
Pool #J17232,
3.00%, 11/1/26	384	394
Pool #J17932,
3.00%, 3/1/27	583	599
Pool #J20834,
2.50%, 10/1/27	757	766
Pool #J21601,
2.50%, 12/1/27	2,642	2,675
Pool #J22069,
2.50%, 1/1/28	186	189
Pool #J22986,
2.50%, 3/1/28	1,543	1,562
Pool #J23813,
2.00%, 5/1/28	1,341	1,321
Pool #J30435,
3.00%, 1/1/30	796	819
Pool #J31371,
2.50%, 4/1/30	1,065	1,073
Pool #J32223,
2.50%, 7/1/30	765	770
Pool #K90071,
3.00%, 2/1/33	1,104	1,114
Pool #K90641,
3.50%, 6/1/33	176	184
Pool #K90791,
3.00%, 7/1/33	518	530
Pool #K91490,
3.50%, 1/1/34	1,038	1,085
Pool #K92325,
3.00%, 1/1/35	733	747
Pool #Q02211,
4.50%, 7/1/41	561	607
Pool #Q02605,
4.50%, 8/1/41	1,377	1,481
Pool #Q03085,
4.00%, 9/1/41	298	315

NORTHERN FUNDS QUARTERLY REPORT    57    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Freddie Mac Gold - 7.4% continued
Pool #Q04649,
3.50%, 11/1/41	$340	$350
Pool #Q08894,
3.50%, 6/1/42	873	903
Pool #Q09009,
4.00%, 6/1/42	1,946	2,061
Pool #Q10389,
3.50%, 8/1/42	1,517	1,575
Pool #Q10438,
3.50%, 8/1/42	1,443	1,489
Pool #Q14324,
3.00%, 1/1/43	1,514	1,520
Pool #Q14676,
3.00%, 1/1/43	993	996
Pool #Q15438,
3.00%, 2/1/43	1,371	1,378
Pool #Q15843,
3.00%, 2/1/43	459	461
Pool #Q18305,
3.50%, 5/1/43	2,546	2,627
Pool #Q18339,
3.00%, 5/1/43	451	453
Pool #Q19697,
3.00%, 6/1/43	1,106	1,108
Pool #Q19909,
3.00%, 7/1/43	880	882
Pool #Q20550,
3.00%, 8/1/43	1,438	1,441
Pool #Q21320,
3.50%, 8/1/43	602	621
Pool #Q24954,
4.00%, 2/1/44	980	1,041
Pool #Q27352,
3.50%, 7/1/44	3,118	3,217
Pool #Q27353,
4.00%, 7/1/44	2,781	2,945
Pool #Q29640,
4.00%, 11/1/44	805	853
Pool #Q36759,
3.50%, 10/1/45	1,688	1,745
Pool #Q37471,
4.00%, 11/1/45	1,228	1,292
Pool #Q37986,
3.50%, 12/1/45	875	902
Pool #Q40841,
3.00%, 6/1/46	1,310	1,308
Pool #Q43876,
3.00%, 10/1/46	1,223	1,221
Pool #Q44663,
3.00%, 11/1/46	1,769	1,767
Pool #Q45095,
3.50%, 12/1/46	3,682	3,786
Pool #V60268,
3.00%, 9/1/28	1,380	1,420
Pool #V60886,
2.50%, 8/1/30	351	354
Pool #V60902,
2.50%, 8/1/30	270	272
Pool #V61151,
2.50%, 5/1/31	1,037	1,045
Pool #V61347,
10/1/31(9)	1,001	1,008
Pool #V80003,
3.00%, 4/1/43	2,052	2,064
Pool #V80004,
3.00%, 4/1/43	565	567
Pool #V80058,
3.00%, 5/1/43	902	907

		184,445

Government National Mortgage Association I - 1.2%
Pool #510835,
5.50%, 2/15/35	37	41
Pool #553463,
3.50%, 1/15/42	951	988
Pool #597889,
5.50%, 6/15/33	214	240
Pool #614169,
5.00%, 7/15/33	70	77
Pool #616879,
3.50%, 2/15/42	665	694
Pool #617739,
6.00%, 10/15/37	16	18
Pool #634431,
6.00%, 9/15/34	19	22

FIXED INCOME INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Government National Mortgage Association I - 1.2% continued
Pool #641416,
5.50%, 4/15/35	$168	$190
Pool #646341,
6.00%, 11/15/36	60	69
Pool #648538,
5.00%, 12/15/35	65	71
Pool #651753,
5.50%, 3/15/36	18	20
Pool #658560,
6.50%, 8/15/36	25	27
Pool #670030,
3.00%, 7/15/45	862	872
Pool #675211,
6.50%, 3/15/38	18	20
Pool #675484,
5.50%, 6/15/38	108	121
Pool #676360,
6.50%, 10/15/37	11	12
Pool #682899,
6.00%, 9/15/40	185	212
Pool #687824,
5.50%, 8/15/38	149	166
Pool #687900,
5.00%, 9/15/38	172	189
Pool #687901,
5.00%, 9/15/38	109	119
Pool #692309,
6.00%, 1/15/39	69	78
Pool #697645,
5.50%, 10/15/38	49	55
Pool #698236,
5.00%, 6/15/39	429	471
Pool #698336,
4.50%, 5/15/39	464	497
Pool #699277,
6.00%, 9/15/38	24	27
Pool #700918,
5.50%, 11/15/38	167	186
Pool #700972,
5.50%, 11/15/38	31	34
Pool #701196,
6.00%, 10/15/38	21	24
Pool #703677,
5.50%, 6/15/39	162	180
Pool #704185,
5.50%, 1/15/39	38	43
Pool #704514,
4.50%, 5/15/39	793	865
Pool #704624,
4.50%, 7/15/39	2,263	2,470
Pool #717175,
4.50%, 6/15/39	473	514
Pool #719262,
5.00%, 8/15/40	209	232
Pool #720065,
4.50%, 6/15/39	1,546	1,680
Pool #720202,
4.50%, 7/15/39	368	400
Pool #723231,
4.00%, 10/15/39	315	332
Pool #723339,
5.00%, 9/15/39	215	239
Pool #726085,
4.00%, 11/15/24	178	186
Pool #728629,
4.50%, 1/15/40	743	811
Pool #733663,
4.50%, 5/15/40	1,656	1,801
Pool #737286,
4.50%, 5/15/40	590	643
Pool #737416,
3.50%, 9/15/25	126	132
Pool #738134,
3.50%, 4/15/26	257	269
Pool #738247,
4.50%, 4/15/41	270	292
Pool #745215,
4.00%, 7/15/25	127	134
Pool #747643,
4.50%, 8/15/40	951	1,026
Pool #760874,
3.50%, 2/15/26	205	215
Pool #768800,
4.50%, 6/15/41	133	144

NORTHERN FUNDS QUARTERLY REPORT    59    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Government National Mortgage Association I - 1.2% continued
Pool #773939,
4.00%, 11/15/41	$707	$750
Pool #778957,
3.50%, 3/15/42	788	824
Pool #781939,
6.00%, 7/15/34	311	354
Pool #782131,
5.50%, 12/15/36	70	78
Pool #782150,
5.50%, 4/15/37	81	91
Pool #782259,
5.00%, 2/15/36	147	162
Pool #782272,
5.50%, 2/15/38	149	166
Pool #782498,
6.00%, 12/15/38	73	82
Pool #782565,
5.00%, 2/15/39	1,630	1,791
Pool #782584,
5.00%, 3/15/39	103	112
Pool #782675,
4.50%, 6/15/24	124	132
Pool #782696,
5.00%, 6/15/39	372	410
Pool #782831,
6.00%, 12/15/39	49	55
Pool #783176,
4.00%, 11/15/40	857	905
Pool #783467,
4.00%, 10/15/41	2,684	2,833
Pool #783740,
2.50%, 12/15/27	339	345
Pool #AA5391,
3.50%, 6/15/42	59	61
Pool #AA6089,
3.00%, 2/15/43	525	532
Pool #AB2761,
3.50%, 8/15/42	232	241
Pool #AB2891,
3.00%, 9/15/42	312	316
Pool #AD8781,
3.00%, 3/15/43	472	479
Pool #AD9016,
3.00%, 4/15/43	554	562
Pool #AL1763,
3.50%, 1/15/45	334	347

		29,776

Government National Mortgage Association II - 6.9%
Pool #3570,
6.00%, 6/20/34	63	71
Pool #3665,
5.50%, 1/20/35	182	203
Pool #3852,
6.00%, 5/20/36	30	33
Pool #3879,
6.00%, 7/20/36	91	103
Pool #3910,
6.00%, 10/20/36	45	52
Pool #3994,
5.00%, 6/20/37	30	33
Pool #4018,
6.50%, 8/20/37	110	129
Pool #4026,
5.00%, 9/20/37	39	43
Pool #4027,
5.50%, 9/20/37	22	24
Pool #4040,
6.50%, 10/20/37	22	26
Pool #4098,
5.50%, 3/20/38	138	152
Pool #4116,
6.50%, 4/20/38	52	60
Pool #4170,
6.00%, 6/20/38	107	121
Pool #4194,
5.50%, 7/20/38	257	283
Pool #4243,
5.00%, 9/20/38	59	65
Pool #4244,
5.50%, 9/20/38	72	80
Pool #4245,
6.00%, 9/20/38	41	46
Pool #4269,
6.50%, 10/20/38	53	61

FIXED INCOME INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Government National Mortgage Association II - 6.9% continued
Pool #4290,
5.50%, 11/20/38	$49	$55
Pool #4344,
6.00%, 1/20/39	88	100
Pool #4345,
6.50%, 1/20/39	60	69
Pool #4425,
5.50%, 4/20/39	159	176
Pool #4559,
5.00%, 10/20/39	354	385
Pool #4561,
6.00%, 10/20/39	199	228
Pool #4617,
4.50%, 1/20/40	107	116
Pool #4619,
5.50%, 1/20/40	344	380
Pool #4713,
4.50%, 6/20/40	317	340
Pool #4747,
5.00%, 7/20/40	277	305
Pool #4881,
3.50%, 12/20/40	1,130	1,176
Pool #4882,
4.00%, 12/20/40	2,611	2,771
Pool #4923,
4.50%, 1/20/41	250	269
Pool #5050,
4.00%, 5/20/26	219	230
Pool #5081,
4.00%, 6/20/41	418	443
Pool #5082,
4.50%, 6/20/41	442	475
Pool #5083,
5.00%, 6/20/41	1,715	1,878
Pool #5114,
4.00%, 7/20/41	1,691	1,791
Pool #5141,
5.00%, 8/20/41	233	256
Pool #5175,
4.50%, 9/20/41	238	255
Pool #5176,
5.00%, 9/20/41	1,159	1,285
Pool #5202,
3.50%, 10/20/41	647	673
Pool #5203,
4.00%, 10/20/41	410	434
Pool #5232,
3.50%, 11/20/41	1,222	1,270
Pool #5264,
5.50%, 12/20/41	32	36
Pool #5280,
4.00%, 1/20/42	453	480
Pool #5304,
3.50%, 2/20/42	455	473
Pool #5317,
5.50%, 2/20/42	219	243
Pool #5326,
3.00%, 3/20/27	632	653
Pool #5331,
3.50%, 3/20/42	734	763
Pool #626951,
3.00%, 6/20/45	761	771
Pool #737602,
4.00%, 11/20/40	456	485
Pool #752757,
4.50%, 11/20/40	612	669
Pool #755677,
4.00%, 12/20/40	356	377
Pool #766711,
4.00%, 5/20/42	1,727	1,832
Pool #782433,
6.00%, 10/20/38	158	179
Pool #783976,
3.50%, 4/20/43	5,229	5,439
Pool #AA5970,
3.00%, 1/20/43	1,627	1,647
Pool #AA6054,
3.00%, 2/20/43	2,321	2,349
Pool #AA6149,
3.00%, 3/20/43	1,651	1,671
Pool #AA6160,
3.50%, 3/20/43	594	617
Pool #AA6243,
3.50%, 4/20/43	235	244

NORTHERN FUNDS QUARTERLY REPORT    61    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Government National Mortgage Association II - 6.9% continued
Pool #AB9443,
3.50%, 11/20/42	$905	$939
Pool #AD1755,
3.50%, 2/20/43	981	1,020
Pool #AD8825,
3.50%, 3/20/43	590	613
Pool #AF5097,
4.00%, 8/20/43	1,705	1,805
Pool #AJ0645,
3.50%, 7/20/44	595	618
Pool #AJ0789,
3.50%, 8/20/45	4,339	4,507
Pool #AJ3643,
4.00%, 10/20/44	1,062	1,124
Pool #AK6867,
3.50%, 1/20/45	3,103	3,222
Pool #AO7525,
3.50%, 8/20/45	2,692	2,796
Pool #AO7682,
4.00%, 8/20/45	1,127	1,195
Pool #MA0006,
2.50%, 4/20/27	233	237
Pool #MA0022,
3.50%, 4/20/42	740	769
Pool #MA0088,
3.50%, 5/20/42	1,655	1,722
Pool #MA0220,
3.50%, 7/20/42	868	902
Pool #MA0318,
3.50%, 8/20/42	1,610	1,674
Pool #MA0321,
5.00%, 8/20/42	448	487
Pool #MA0391,
3.00%, 9/20/42	3,337	3,384
Pool #MA0392,
3.50%, 9/20/42	692	720
Pool #MA0698,
3.00%, 1/20/43	791	802
Pool #MA0850,
2.50%, 3/20/43	282	277
Pool #MA0851,
3.00%, 3/20/43	1,155	1,171
Pool #MA0852,
3.50%, 3/20/43	1,389	1,445
Pool #MA0933,
3.00%, 4/20/43	1,425	1,445
Pool #MA0934,
3.50%, 4/20/43	472	491
Pool #MA1011,
3.00%, 5/20/43	1,370	1,389
Pool #MA1012,
3.50%, 5/20/43	1,239	1,288
Pool #MA1064,
2.50%, 6/20/28	810	822
Pool #MA1089,
3.00%, 6/20/43	1,476	1,496
Pool #MA1224,
3.50%, 8/20/43	1,120	1,165
Pool #MA1285,
3.50%, 9/20/43	636	662
Pool #MA1839,
4.00%, 4/20/44	384	404
Pool #MA1851,
2.50%, 4/20/44(1)	103	105
Pool #MA1920,
4.00%, 5/20/44	417	439
Pool #MA2224,
4.00%, 9/20/44	2,209	2,326
Pool #MA2444,
3.00%, 12/20/44	315	318
Pool #MA2521,
3.50%, 1/20/45	1,304	1,352
Pool #MA2522,
4.00%, 1/20/45	474	499
Pool #MA2677,
3.00%, 3/20/45	700	708
Pool #MA2753,
3.00%, 4/20/45	1,817	1,837
Pool #MA2754,
3.50%, 4/20/45	790	819
Pool #MA2891,
3.00%, 6/20/45	1,954	1,976
Pool #MA2892,
3.50%, 6/20/45	688	713

FIXED INCOME INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.2%(8) continued
Government National Mortgage Association II - 6.9% continued
Pool #MA2935,
3.00%, 7/20/30	$1,173	$1,213
Pool #MA2960,
3.00%, 7/20/45	1,483	1,499
Pool #MA3034,
3.50%, 8/20/45	1,917	1,988
Pool #MA3104,
3.00%, 9/20/45	1,961	1,983
Pool #MA3106,
4.00%, 9/20/45	1,835	1,933
Pool #MA3172,
3.00%, 10/20/45	388	392
Pool #MA3173,
3.50%, 10/20/45	8,065	8,362
Pool #MA3174,
4.00%, 10/20/45	991	1,044
Pool #MA3244,
3.50%, 11/20/45	1,442	1,495
Pool #MA3245,
4.00%, 11/20/45	3,540	3,728
Pool #MA3310,
3.50%, 12/20/45	3,062	3,175
Pool #MA3320,
2.50%, 12/20/45(1)	385	390
Pool #MA3322,
3.00%, 12/20/45(1)	490	502
Pool #MA3378,
4.50%, 1/20/46	2,052	2,182
Pool #MA3400,
2.00%, 1/20/46(1)	148	150
Pool #MA3521,
3.50%, 3/20/46	2,856	2,961
Pool #MA3522,
4.00%, 3/20/46	837	881
Pool #MA3596,
3.00%, 4/20/46	1,673	1,692
Pool #MA3597,
3.50%, 4/20/46	2,857	2,962
Pool #MA3662,
3.00%, 5/20/46	2,635	2,665
Pool #MA3663,
3.50%, 5/20/46	1,753	1,818
Pool #MA3664,
4.00%, 5/20/46	812	856
Pool #MA3735,
3.00%, 6/20/46	3,161	3,196
Pool #MA3736,
3.50%, 6/20/46	2,285	2,369
Pool #MA3777,
2.50%, 7/20/31	271	275
Pool #MA3778,
3.00%, 7/20/31	352	364
Pool #MA3802,
3.00%, 7/20/46	3,689	3,730
Pool #MA3803,
3.50%, 7/20/46	3,401	3,526
Pool #MA3873,
3.00%, 8/20/46	1,407	1,423
Pool #MA3874,
3.50%, 8/20/46	1,550	1,607
Pool #MA3936,
3.00%, 9/20/46	3,150	3,185
Pool #MA4002,
2.50%, 10/20/46	193	189
Pool #MA4003,
3.00%, 10/20/46	2,083	2,107
Pool #MA4026,
2.00%, 10/20/46(1)	151	152
Pool #MA4067,
2.50%, 11/20/46	1,466	1,431
Pool #MA4101,
2.50%, 12/20/31	191	194
Pool #MA4125,
2.50%, 12/20/46	98	96
Pool #MA4261,
3.00%, 2/20/47	3,254	3,290
Pool TBA,
7/17/47(9)	11,200	11,313

		169,874

Tennessee Valley Authority - 0.1%
5.25%, 9/15/39	1,650	2,162

Total U.S. Government Agencies (Cost $747,897)		749,074

NORTHERN FUNDS QUARTERLY REPORT    63    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 33.5%
U.S. Treasury Bonds - 7.5%
8.75%, 8/15/20	$450	$548
6.25%, 8/15/23	6,550	8,151
7.63%, 2/15/25	165	229
6.00%, 2/15/26	9,750	12,640
6.13%, 11/15/27	9,000	12,155
6.25%, 5/15/30	6,000	8,553
5.38%, 2/15/31	4,000	5,376
4.50%, 2/15/36	475	613
4.38%, 2/15/38	1,890	2,408
4.50%, 5/15/38	1,700	2,201
3.50%, 2/15/39	6,000	6,779
4.25%, 5/15/39	4,250	5,324
4.50%, 8/15/39	6,000	7,773
4.38%, 11/15/39	7,000	8,922
4.63%, 2/15/40	5,250	6,923
4.38%, 5/15/40	1,000	1,276
3.75%, 8/15/41	4,000	4,683
3.13%, 2/15/42	2,000	2,118
2.75%, 8/15/42	2,500	2,473
3.38%, 5/15/44	5,000	5,524
3.00%, 11/15/44	7,000	7,223
2.50%, 2/15/45	6,000	5,599
3.00%, 5/15/45	13,000	13,396
3.00%, 11/15/45	28,000	28,839
2.50%, 5/15/46	8,000	7,443
2.25%, 8/15/46	5,000	4,402
2.88%, 11/15/46	5,000	5,027
3.00%, 5/15/47	8,000	8,256

		184,854

U.S. Treasury Notes - 26.0%
3.50%, 2/15/18	6,250	6,338
0.75%, 2/28/18	5,000	4,985
3.88%, 5/15/18	3,300	3,373
0.63%, 6/30/18	10,000	9,936
1.38%, 6/30/18	2,600	2,602
0.88%, 7/15/18	15,000	14,934
1.38%, 7/31/18	10,000	10,009
1.50%, 8/31/18	17,030	17,069
3.75%, 11/15/18	2,300	2,375
1.50%, 12/31/18	10,000	10,022
1.13%, 1/15/19	5,000	4,982
0.75%, 2/15/19	5,000	4,952
2.75%, 2/15/19	18,000	18,401
1.13%, 2/28/19	20,000	19,924
1.38%, 2/28/19	4,000	4,000
1.50%, 2/28/19	5,000	5,010
1.25%, 4/30/19	20,000	19,951
1.63%, 4/30/19	10,000	10,043
0.88%, 6/15/19	10,000	9,902
1.63%, 6/30/19	10,000	10,045
0.88%, 7/31/19	2,000	1,979
1.63%, 7/31/19	10,000	10,046
3.63%, 8/15/19	18,000	18,830
1.75%, 9/30/19	30,000	30,216
1.00%, 11/15/19	1,000	989
3.38%, 11/15/19	16,000	16,717
1.63%, 12/31/19	2,500	2,509
3.63%, 2/15/20	5,000	5,272
1.38%, 3/31/20	2,280	2,272
1.13%, 4/30/20	3,000	2,967
3.50%, 5/15/20	5,000	5,275
1.38%, 5/31/20	15,000	14,928
1.50%, 5/31/20	20,000	19,970
1.50%, 6/15/20	20,000	19,972
2.63%, 8/15/20	3,000	3,094
2.63%, 11/15/20	3,000	3,096
1.63%, 11/30/20	10,000	9,995
1.75%, 12/31/20	10,000	10,028
1.38%, 1/31/21	10,000	9,895
3.63%, 2/15/21	12,000	12,817
1.13%, 2/28/21	29,000	28,411
1.38%, 5/31/21	12,000	11,834
1.13%, 6/30/21	20,000	19,520
2.13%, 6/30/21	1,740	1,765
2.13%, 8/15/21	36,000	36,506
2.00%, 11/15/21	700	706
1.88%, 3/31/22	10,000	10,006
1.63%, 8/15/22	9,000	8,879
1.75%, 9/30/22	3,925	3,890
2.13%, 12/31/22	5,000	5,040
1.50%, 2/28/23	10,000	9,735
1.63%, 4/30/23	20,000	19,573
1.63%, 5/31/23	1,000	978
2.75%, 11/15/23	5,000	5,205
2.50%, 5/15/24	20,000	20,491
2.38%, 8/15/24	9,000	9,137

FIXED INCOME INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 33.5% continued
U.S. Treasury Notes - 26.0% continued
2.25%, 11/15/24	$3,000	$3,017
2.25%, 11/15/25	9,525	9,527
1.63%, 2/15/26	29,660	28,189
1.63%, 5/15/26	25,000	23,701

		645,830

Total U.S. Government Obligations (Cost $819,296)		830,684

MUNICIPAL BONDS - 0.8%
Arizona - 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	130

California - 0.3%
Bay Area Toll Bridge Authority Revenue Bonds, Build America Bonds,
6.26%, 4/1/49	425	608
Bay Area Toll Bridge Authority Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	229
Bay Area Toll Bridge Authority Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	227
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	135	158
7.30%, 10/1/39	920	1,345
7.63%, 3/1/40	405	617
7.60%, 11/1/40	400	623
California State Various Purpose Taxable G.O. Unlimited Bonds,
6.20%, 3/1/19	200	215
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	893
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	395
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	227
Los Angeles Department of Airports Direct Pay Revenue Bonds, Build America Bonds,
6.58%, 5/15/39	250	324
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,
6.76%, 7/1/34	290	399
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	423
Metropolitan Water District of Southern California Revenue Bonds, Issuer Subseries A, Build America Bonds,
6.95%, 7/1/40	100	112
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	135
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	110
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	192

		7,232

Connecticut - 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	351

District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	37

Florida - 0.0%
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
2.11%, 7/1/18	500	503

NORTHERN FUNDS QUARTERLY REPORT    65    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
Georgia - 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	$100	$122
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	70	86
7.06%, 4/1/57	300	345

		553

Illinois - 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	300	381
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	168
Illinois State Taxable G.O. Unlimited Bonds,
5.67%, 3/1/18	300	305
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	660

		1,514

Massachusetts - 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	282
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	127

		409

Mississippi - 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	119

Nevada - 0.0%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	389
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	291

		680

New Jersey - 0.1%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	233
New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds,
6.10%, 12/15/28	300	314
New Jersey State Turnpike Authority Taxable Revenue Bonds, Series F, Build America Bonds,
7.41%, 1/1/40	125	188
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	175

		910

New York - 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	75	113
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.69%, 11/15/40	100	137
6.81%, 11/15/40	60	84
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	264
5.72%, 6/15/42	250	331
New York City Transitional Finance Authority Future Tax Secured Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	300	371

FIXED INCOME INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
New York - 0.1% continued
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	$100	$124
5.85%, 6/1/40	85	112
New York State Dormitory Authority Personal Income Taxable Revenue Bonds, Series F, Build America Bonds,
5.63%, 3/15/39	75	93
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	250	315
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	100	123
New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	255
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	443
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	253
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	294

		3,312

Ohio - 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Issuer Subseries B, Build America Bonds,
6.45%, 2/15/44	200	261
American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	478
Northeast Regional Sewer District Improvement Taxable Revenue Bonds, Build America Bonds,
6.04%, 11/15/40	145	162
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	229
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(3)	200	205
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund,
4.88%, 12/1/34	90	103

		1,438

Oregon - 0.0%
Oregon State Department of Transportation Highway User Taxable Revenue Bonds, Series A, Subordinate Lien, Build America Bonds,
5.83%, 11/15/34	200	258

Pennsylvania - 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	219

Tennessee - 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	134

Texas - 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	215
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF-Gtd.),
6.45%, 2/15/35	200	228

NORTHERN FUNDS QUARTERLY REPORT    67    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
Texas - 0.1% continued
Houston Pension Taxable G.O. Limited Refunding Bonds, Series A,
6.29%, 3/1/32	$280	$332
North Texas Tollway Authority Revenue Bonds, Series B, Build America Bonds,
6.72%, 1/1/49	125	182
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	260
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	260
Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	355
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	118

		1,950

Utah - 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	100

Washington - 0.0%
Central Puget Sound Regional Transportation Authority Sales & TRB, Build America Bonds,
5.49%, 11/1/39	80	101
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	130
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	122

		353

Total Municipal Bonds (Cost $16,364)		20,202

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(10) (11)	50,000	$—

Total Other (Cost $39)		—

INVESTMENT COMPANIES - 1.1%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(12) (13)	26,426,669	26,427

Total Investment Companies (Cost $26,427)		26,427

Total Investments - 99.9% (Cost $2,435,873)		2,477,843

Other Assets less Liabilities - 0.1%		1,558

NET ASSETS - 100.0%		$2,479,401

(1)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(2)	Step coupon bond. Rate as of June 30, 2017 is disclosed.
(3)	Century bond maturing in 2111.
(4)	Century bond maturing in 2114.
(5)	Century bond maturing in 2112.
(6)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(7)	Zero coupon bond.
(8)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	When-Issued Security. Coupon rate is not in effect at June 30, 2017.
(10)	Issuer has defaulted on terms of debt obligation.
(11)	Level 3 asset that is worthless, bankrupt or has been delisted.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	7-day current yield as of June 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

FIXED INCOME INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

At June 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	41.6%
U.S. Agency	22.2
AAA	4.2
AA	4.0
A	12.8
BBB	14.1
Cash Equivalents	1.1

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$39,607	$—	$39,607
Corporate Bonds(1)	—	597,588	—	597,588
Foreign Issuer Bonds(1)	—	214,261	—	214,261
U.S. Government Agencies(1)	—	749,074	—	749,074
U.S. Government Obligations(1)	—	830,684	—	830,684
Municipal Bonds(1)	—	20,202	—	20,202
Investment Companies	26,427	—	—	26,427

Total Investments	$26,427	$2,451,416	$—	$2,477,843

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,435,995

Gross tax appreciation of investments	$62,121
Gross tax depreciation of investments	(20,273)

Net tax appreciation of investments	$41,848

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$62,917	$111,277	$147,767	$75	$26,427

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

PSF - Permanent School Fund

TBA - To Be Announced

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    69    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.4%
U.S. Treasury Bonds - 16.4%
6.00%, 2/15/26	$10	$13
6.50%, 11/15/26	75	102
6.38%, 8/15/27	115	157
6.13%, 11/15/27	75	101
5.50%, 8/15/28	150	196
5.25%, 11/15/28	100	129
6.13%, 8/15/29	50	70
6.25%, 5/15/30	175	249
5.38%, 2/15/31	200	269
4.50%, 2/15/36	190	245
4.75%, 2/15/37	125	167
5.00%, 5/15/37	100	137
4.38%, 2/15/38	150	191
4.50%, 5/15/38	95	123
3.50%, 2/15/39	210	237
4.25%, 5/15/39	200	251
4.50%, 8/15/39	175	227
4.38%, 11/15/39	150	191
4.63%, 2/15/40	335	442
4.38%, 5/15/40	290	370
3.88%, 8/15/40	200	238
4.25%, 11/15/40	275	346
4.75%, 2/15/41	295	397
4.38%, 5/15/41	190	244
3.75%, 8/15/41	255	299
3.13%, 11/15/41	195	206
3.13%, 2/15/42	300	318
3.00%, 5/15/42	255	264
2.75%, 8/15/42	380	376
2.75%, 11/15/42	415	410
3.13%, 2/15/43	505	533
2.88%, 5/15/43	625	631
3.63%, 8/15/43	500	575
3.75%, 11/15/43	630	741
3.63%, 2/15/44	650	749
3.38%, 5/15/44	600	663
3.13%, 8/15/44	625	660
3.00%, 11/15/44	605	624
2.50%, 2/15/45	650	607
3.00%, 5/15/45	650	670
2.88%, 8/15/45	675	679
3.00%, 11/15/45	580	597
2.50%, 2/15/46	600	558
2.50%, 5/15/46	575	535
2.25%, 8/15/46	575	506
2.88%, 11/15/46	700	704
3.00%, 2/15/47	600	619
3.00%, 5/15/47	350	361

		17,977

U.S. Treasury Notes - 83.0%
0.88%, 7/15/18	350	349
0.75%, 7/31/18	500	497
1.38%, 7/31/18	400	400
1.00%, 8/15/18	750	748
0.75%, 8/31/18	500	497
1.50%, 8/31/18	765	767
1.00%, 9/15/18	400	399
0.75%, 9/30/18	300	298
1.38%, 9/30/18	750	750
0.88%, 10/15/18	350	348
0.75%, 10/31/18	300	298
1.25%, 10/31/18	500	499
1.75%, 10/31/18	200	201
1.25%, 11/15/18	300	300
3.75%, 11/15/18	400	413
1.00%, 11/30/18	400	398
1.25%, 11/30/18	500	499
1.38%, 11/30/18	250	250
1.25%, 12/15/18	300	300
1.38%, 12/31/18	250	250
1.50%, 12/31/18	550	551
1.13%, 1/15/19	500	498
1.13%, 1/31/19	400	399
1.25%, 1/31/19	350	349
1.50%, 1/31/19	450	451
0.75%, 2/15/19	400	396
2.75%, 2/15/19	400	409
1.13%, 2/28/19	500	498
1.38%, 2/28/19	300	300
1.50%, 2/28/19	400	401
1.00%, 3/15/19	300	298
1.25%, 3/31/19	400	399
1.50%, 3/31/19	200	201
1.63%, 3/31/19	600	603
0.88%, 4/15/19	300	297
1.25%, 4/30/19	800	798

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.4% continued
U.S. Treasury Notes - 83.0% continued
1.63%, 4/30/19	$550	$552
0.88%, 5/15/19	450	446
3.13%, 5/15/19	500	516
1.13%, 5/31/19	150	149
1.25%, 5/31/19	400	399
1.50%, 5/31/19	600	601
0.88%, 6/15/19	400	396
1.25%, 6/30/19	350	349
1.63%, 6/30/19	550	553
0.75%, 7/15/19	400	395
0.88%, 7/31/19	115	114
1.63%, 7/31/19	500	502
0.75%, 8/15/19	450	444
1.00%, 8/31/19	675	669
1.63%, 8/31/19	250	251
0.88%, 9/15/19	500	494
1.00%, 9/30/19	175	173
1.75%, 9/30/19	500	504
1.00%, 10/15/19	500	495
1.50%, 10/31/19	800	801
1.00%, 11/15/19	1,100	1,088
1.00%, 11/30/19	355	351
1.50%, 11/30/19	500	501
1.38%, 12/15/19	500	499
1.63%, 12/31/19	850	853
1.38%, 1/15/20	400	399
1.25%, 1/31/20	600	596
1.38%, 1/31/20	350	349
1.38%, 2/15/20	450	449
3.63%, 2/15/20	500	527
1.25%, 2/29/20	350	348
1.38%, 2/29/20	150	150
1.63%, 3/15/20	750	752
1.13%, 3/31/20	250	247
1.38%, 3/31/20	200	199
1.50%, 4/15/20	600	600
1.13%, 4/30/20	550	544
1.38%, 4/30/20	500	498
1.50%, 5/15/20	400	400
3.50%, 5/15/20	350	369
1.38%, 5/31/20	400	398
1.50%, 5/31/20	600	599
1.50%, 6/15/20	350	350
1.63%, 6/30/20	550	551
1.63%, 7/31/20	600	601
2.00%, 7/31/20	200	203
2.63%, 8/15/20	300	309
1.38%, 8/31/20	700	695
2.13%, 8/31/20	335	340
1.38%, 9/30/20	700	695
1.38%, 10/31/20	805	798
1.75%, 10/31/20	480	482
2.63%, 11/15/20	585	604
1.63%, 11/30/20	500	500
2.00%, 11/30/20	325	329
1.75%, 12/31/20	765	767
1.38%, 1/31/21	750	742
2.13%, 1/31/21	175	178
3.63%, 2/15/21	550	587
1.13%, 2/28/21	700	686
2.00%, 2/28/21	390	394
1.25%, 3/31/21	650	639
2.25%, 3/31/21	350	357
1.38%, 4/30/21	550	543
2.25%, 4/30/21	375	382
3.13%, 5/15/21	475	500
1.38%, 5/31/21	650	641
2.00%, 5/31/21	350	354
1.13%, 6/30/21	600	586
2.13%, 6/30/21	450	457
1.13%, 7/31/21	550	536
2.25%, 7/31/21	475	484
2.13%, 8/15/21	750	761
1.13%, 8/31/21	500	487
2.00%, 8/31/21	500	504
1.13%, 9/30/21	550	535
2.13%, 9/30/21	450	456
1.25%, 10/31/21	600	586
2.00%, 10/31/21	400	403
2.00%, 11/15/21	725	731
1.75%, 11/30/21	600	598
1.88%, 11/30/21	500	501
2.00%, 12/31/21	500	504
2.13%, 12/31/21	475	481
1.50%, 1/31/22	500	492
1.88%, 1/31/22	500	501

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.4% continued
U.S. Treasury Notes - 83.0% continued
2.00%, 2/15/22	$425	$428
1.75%, 2/28/22	500	498
1.88%, 2/28/22	500	501
1.75%, 3/31/22	510	507
1.88%, 3/31/22	500	500
1.75%, 4/30/22	450	447
1.88%, 4/30/22	500	500
1.75%, 5/15/22	375	373
1.75%, 5/31/22	500	497
1.88%, 5/31/22	550	550
1.75%, 6/30/22	600	596
2.00%, 7/31/22	450	452
1.63%, 8/15/22	350	345
1.88%, 8/31/22	475	474
1.75%, 9/30/22	395	391
1.88%, 10/31/22	375	374
1.63%, 11/15/22	555	546
2.00%, 11/30/22	300	301
2.13%, 12/31/22	525	529
1.75%, 1/31/23	475	469
2.00%, 2/15/23	725	725
1.50%, 2/28/23	450	438
1.50%, 3/31/23	450	438
1.63%, 4/30/23	450	440
1.75%, 5/15/23	725	714
1.63%, 5/31/23	450	440
1.38%, 6/30/23	350	337
1.25%, 7/31/23	500	477
2.50%, 8/15/23	800	821
1.38%, 8/31/23	500	480
1.38%, 9/30/23	450	432
1.63%, 10/31/23	450	438
2.75%, 11/15/23	850	885
2.13%, 11/30/23	450	452
2.25%, 12/31/23	500	505
2.25%, 1/31/24	400	404
2.75%, 2/15/24	800	832
2.13%, 2/29/24	400	401
2.13%, 3/31/24	500	500
2.00%, 4/30/24	450	447
2.50%, 5/15/24	975	999
2.00%, 5/31/24	400	397
2.00%, 6/30/24	350	347
2.38%, 8/15/24	975	990
2.25%, 11/15/24	1,025	1,031
2.00%, 2/15/25	1,025	1,011
2.13%, 5/15/25	900	894
2.00%, 8/15/25	1,050	1,032
2.25%, 11/15/25	1,045	1,045
1.63%, 2/15/26	1,050	998
1.63%, 5/15/26	1,000	948
1.50%, 8/15/26	1,220	1,141
2.00%, 11/15/26	950	926
2.25%, 2/15/27	1,100	1,095
2.38%, 5/15/27	550	554

		90,950

Total U.S. Government Obligations (Cost $108,659)		108,927

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.6%
Northern Institutional Funds - U.S. Government Portfolio, 0.77%(1) (2)	702,970	$703

Total Investment Companies (Cost $703)		703

Total Investments - 100.0% (Cost $109,362)		109,630

Other Assets less Liabilities - 0.0%		18

NET ASSETS - 100.0%		$109,648

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

At June 30, 2017, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	99.4%
Cash Equivalents	0.6

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$—	$108,927	$—	$108,927
Investment Companies	703	—	—	703

Total Investments	$703	$108,927	$—	$109,630

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$109,571

Gross tax appreciation of investments	$877
Gross tax depreciation of investments	(818)

Net tax appreciation of investments	$59

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$805	$9,294	$9,396	$1	$703

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.4%
Arizona - 88.4%
Arizona Board of Regents State University System Revenue Bonds, Series D,
5.00%, 7/1/26	$500	$606
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,153
5.00%, 7/1/41	1,000	1,142
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/28	1,860	2,218
Arizona Board of Regents University System Revenue Bonds, Series A,
5.00%, 6/1/21	500	537
Arizona Board of Regents University System Revenue Refunding Bonds,
5.00%, 6/1/33	3,710	4,350
Arizona State School Facilities Board COPS, Prerefunded,
5.25%, 9/1/18(1)	2,000	2,099
Buckeye Unified School District No.201 G.O. Unlimited Refunding & School Improvement Bonds (BAM Insured),
5.00%, 7/1/36	900	1,047
Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (AGC Insured),
5.00%, 7/1/22	1,345	1,449
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
5.50%, 7/1/28	1,000	1,084
Glendale Water & Sewer Revenue Bonds, Subordinate Lien (AGM Insured), Prerefunded,
5.00%, 1/1/18(1)	2,000	2,041
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Prerefunded,
6.00%, 7/1/18(1)	1,000	1,051
Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations (AGM Insured),
5.25%, 7/1/31	1,000	1,121
Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail, Prerefunded,
5.00%, 8/1/18(1)	2,000	2,087
5.25%, 8/1/18(1)	1,005	1,051
Marana Municipal Property Corp. Facilities Revenue Bonds, Series A, Prerefunded,
5.25%, 7/1/18(1)	1,970	2,055
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, Prerefunded,
4.50%, 7/1/19(1)	1,190	1,271
Maricopa County Elementary School District No. 14 Creighton G.O. Unlimited Bonds, Series A, School Improvement Project of 2016 (BAM Insured),
5.00%, 7/1/28	600	729
Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
5.25%, 7/1/28	940	1,124
5.50%, 7/1/29	485	588
5.50%, 7/1/30	375	453
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 7/1/18	225	235
Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series A, School Improvement Project,
5.00%, 7/1/26	2,250	2,774
5.00%, 7/1/29	1,000	1,222
Maricopa County School District No. 6 Washington Elementary G.O. Unlimited Bonds, Series A,
5.00%, 7/1/25	1,000	1,219

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.4% continued
Arizona - 88.4% continued
Maricopa County Unified School District No. 11 Peorias G.O. Unlimited Bonds, School Improvement Project,
7/1/28(2)	$410	$500
7/1/36(2)	575	670
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006,
5.00%, 7/1/27	1,000	1,040
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27	1,700	1,913
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/23	175	182
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,
4.00%, 7/1/22	1,040	1,134
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
4.00%, 7/1/35	3,445	3,707
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured),
5.00%, 7/1/27	500	500
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	479
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement Projects of 2010 & 2014,
2.25%, 7/1/26	800	815
Maricopa County Union High School District No. 216 Agua Fria G.O. Unlimited Bonds, Series A, School Improvement Project of 2015,
3.00%, 7/1/24	250	267
Maricopa County Union High School District No. 216 Agua Fria G.O. Unlimited Bonds, Series B, School Improvement Project,
5.00%, 7/1/29	1,440	1,759
Mesa G.O. Limited Refunding Bonds,
4.00%, 7/1/29	2,000	2,244
Mesa G.O. Limited Refunding Bonds, Series A,
4.00%, 7/1/27	1,000	1,158
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,186
Mesa Utility System Revenue Bonds,
3.25%, 7/1/40	5,000	4,791
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (AGC Insured),
5.50%, 7/1/21	1,000	1,088
5.00%, 7/1/23	1,000	1,078
Phoenix Civic Improvement Corp. Subordinated Excise Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	1,125	1,355
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien,
5.50%, 7/1/20	1,690	1,766
5.50%, 7/1/21	1,080	1,129
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	1,000	1,138
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, Prerefunded,
5.00%, 7/1/19(1)	530	571
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds,
5.00%, 7/1/30	1,200	1,444

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.4% continued
Arizona - 88.4% continued
Pima County Sewer Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/21(1)	$1,000	$1,144
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,186
Pima County Sewer System Revenue Bonds (AGM Insured), Prerefunded,
5.00%, 7/1/20(1)	1,350	1,500
Pima County Street & Highway Revenue Bonds, Prerefunded,
4.00%, 7/1/19(1)	1,970	2,081
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,184
Pinal County Community College District Revenue Bonds, Central Arizona Collage (BAM Insured),
5.00%, 7/1/27	250	303
5.00%, 7/1/28	175	210
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,154
Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds,
5.00%, 1/1/24	1,835	2,032
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A,
5.00%, 1/1/39	1,225	1,291
Santa Cruz County Jail District Pledged Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/27	2,290	2,762
5.00%, 7/1/31	1,485	1,736
Santa Cruz County Pledged Revenue Refunding Bonds (AGM Insured),
3.13%, 7/1/38	755	743
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	2,675	3,258
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Subordinate Lien (NATL Insured),
5.00%, 12/1/23	1,135	1,139
Tucson COPS (AGC Insured), Prerefunded,
5.00%, 7/1/19(1)	2,000	2,155
Tucson Water System Revenue Bonds, Prerefunded,
5.00%, 7/1/21(1)	1,825	2,091

		92,589

Total Municipal Bonds (Cost $88,531)		92,589

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 11.4%
Northern Institutional Funds - U.S. Government Portfolio, 0.77%(3) (4)	11,965,030	$11,965

Total Investment Companies (Cost $11,965)		11,965

Total Investments - 99.8% (Cost $100,496)		104,554

Other Assets less Liabilities - 0.2%		217

NET ASSETS - 100.0%		$104,771

(1)	Maturity date represents the prerefunded date.
(2)	When-Issued Security. Coupon rate is not in effect at June 30, 2017.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.1%
AA	72.6
A	12.9
Cash Equivalents	11.4

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	JUNE 30, 2017 (UNAUDITED)

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2017, the industry sectors (unaudited) for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	9.2%
Financials	11.4
General	12.3
Higher Education	10.1
School District	28.3
Utilities	5.7
Water	13.4
All other sectors less than 5%	9.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$92,589	$—	$92,589
Investment Companies	11,965	—	—	11,965

Total Investments	$11,965	$92,589	$—	$104,554

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$100,496

Gross tax appreciation of investments	$4,121
Gross tax depreciation of investments	(63)

Net tax appreciation of investments	$4,058

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$10,157	$31,256	$29,448	$12	$11,965

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

TAX-EXEMPT FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.7%
California - 97.7%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$959
Antelope Valley-East Kern Water Agency Water Revenue Refunding Bonds,
5.00%, 6/1/27	500	609
5.00%, 6/1/28	565	682
Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series E,
2.00%, 4/1/21(1)	565	575
Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C,
1.88%, 4/1/19(1)	425	429
Butte-Glenn Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/22	500	589
California State Department of Water Resources Central Valley Project Revenue Bonds, Series AR,
4.00%, 12/1/34	1,795	1,930
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/19	5,000	5,360
California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series O,
5.00%, 5/1/22	785	920
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, Escrowed to Maturity,
5.00%, 7/1/19	5,000	5,397
California State G.O. Unlimited Bonds,
5.00%, 3/1/26	1,250	1,523
5.25%, 11/1/40	8,500	9,565
California State G.O. Unlimited Bonds, Series 2007 (FGIC Insured), Partially Prerefunded,
5.38%, 6/1/26	2,220	2,261
California State G.O. Unlimited Bonds, Unrefunded Balance (NATL Insured),
4.75%, 2/1/19	85	85
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/25	5,000	6,160
5.00%, 8/1/28	4,000	4,938
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/27	5,000	6,140
5.00%, 8/1/28	7,000	8,528
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	1,000	1,212
California State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/23	3,375	4,044
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	3,500	4,293
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health,
5.00%, 11/15/32	1,200	1,392
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	303
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health System,
2.00%, 10/1/25(1)	1,000	969
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/35	2,500	2,910
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Academy Motion Picture Arts,
5.00%, 11/1/34	1,290	1,488
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Series E, Pacific Gas & Electric,
1.75%, 6/1/22(1)	2,000	2,000

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.7% continued
California - 97.7% continued
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, The Salvation Army Western,
5.00%, 9/1/28	$575	$690
5.00%, 9/1/29	1,000	1,189
California State Municipal Finance Authority Revenue Bonds, Orange County Civic Center Infrastructure Improvement Program,
5.00%, 6/1/28	2,000	2,459
5.00%, 6/1/29	1,370	1,668
5.00%, 6/1/30	1,500	1,811
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects,
4.25%, 12/1/20	1,000	1,100
California State Public Works Board Lease Revenue Bonds, Subseries I-1, Various Capital Projects, Prerefunded,
6.38%, 11/1/19(2)	2,500	2,808
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/32	1,000	1,185
California State University Systemwide Revenue Refunding Bonds, Series B-2,
4.00%, 11/1/21(1)	2,000	2,194
California State University Systemwide Revenue Refunding Bonds, Series B-3,
4.00%, 11/1/23(1)	5,750	6,484
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 9/1/18	2,980	3,121
5.50%, 4/1/19	1,000	1,077
5.00%, 9/1/19	4,720	5,116
5.00%, 10/1/19	2,990	3,250
5.00%, 9/1/20	1,690	1,889
5.00%, 10/1/20	6,000	6,723
5.50%, 4/1/21	2,000	2,157
5.00%, 10/1/22	500	589
4.00%, 5/1/23	1,485	1,685
5.00%, 10/1/23	500	600
5.00%, 12/1/23	5,000	6,022
5.00%, 5/1/24	1,450	1,758
5.25%, 3/1/30	1,500	1,655
6.50%, 4/1/33	5,260	5,754
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 9/1/23	1,500	1,760
5.00%, 12/1/23	2,450	2,951
5.00%, 10/1/26	2,750	3,330
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, Chf-Irvine LLC,
5.00%, 5/15/27	1,000	1,183
Carlsbad Unified School District G.O. Unlimited CABS,
0.00%, 5/1/19(3)	1,250	1,219
Carlsbad Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/25	725	901
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(2)	1,000	1,249
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured), Prerefunded,
5.00%, 8/1/17(2)	4,250	4,266
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B,
5.00%, 6/1/22	1,745	2,049
5.00%, 6/1/24	1,075	1,315
5.00%, 6/1/30	3,000	3,711
Eastern California Municipal Water District Water & Sewer COPS, Series H, Prerefunded,
5.00%, 7/1/18(2)	2,000	2,081
El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/23(3)	9,940	8,823
El Dorado Irrigation District COPS, Series A (AGC Insured),
4.00%, 8/1/18	1,915	1,978

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.7% continued
California - 97.7% continued
Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity,
0.00%, 1/1/20(3)	$2,150	$2,081
Foothill-De Anza Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/28	2,250	2,729
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008,
5.38%, 8/1/44	1,500	1,720
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,335
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/29	1,350	1,619
5.00%, 5/15/30	1,300	1,545
Long Beach Unified School District G.O. Unlimited Bonds, Series S, Election of 2008, Prerefunded,
5.00%, 8/1/19(2)	1,005	1,088
Long Beach Unified School District G.O. Unlimited Bonds, Series SE, Election of 2008, Unrefunded Balance,
5.00%, 8/1/20	70	76
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/25	5,600	6,854
Los Angeles County G.O. Unlimited TRANS,
6/29/18(4)	3,475	3,615
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series A,
5.00%, 7/1/29	2,250	2,787
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II,
5.00%, 8/1/24	945	1,105
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	5,000	5,980
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/28	1,145	1,382
5.00%, 12/1/29	2,630	3,145
5.00%, 12/1/31	2,000	2,366
Los Angeles Department of Airports Revenue Bonds, Series D (AMT),
5.00%, 5/15/23	3,625	4,291
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	776
5.00%, 5/15/28	600	722
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/22	1,395	1,547
5.25%, 5/15/29	5,000	5,574
5.00%, 5/15/40	3,500	3,842
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1,
5.25%, 7/1/38	2,825	2,945
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	2,490	2,490
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/30	500	599
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/27	5,000	6,137
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT),
5.00%, 8/1/19	1,500	1,611

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.7% continued
California - 97.7% continued
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/26	$5,000	$6,265
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/23	2,500	3,005
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), Escrowed to Maturity,
6.00%, 6/1/21	1,185	1,403
Los Angeles Wastewater System Subordinate Revenue Refunding Bonds, Series C,
5.00%, 6/1/23	1,935	2,258
Marin County COPS, Prerefunded,
3.00%, 8/1/20(2)	1,595	1,683
4.00%, 8/1/20(2)	1,140	1,238
Metropolitan Water District of Southern California State Subordinate Revenue Refunding Bonds, Series A,
2.25%, 7/1/24	960	1,000
2.50%, 7/1/27	9,050	9,301
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(2)	2,000	2,328
Modesto Irrigation District Electric Revenue Refunding Bonds, Series A,
4.00%, 7/1/19	1,230	1,302
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/26	1,490	1,801
5.00%, 10/1/27	1,130	1,349
5.00%, 10/1/28	2,770	3,272
Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),
5.00%, 9/1/20	1,000	1,119
5.00%, 9/1/22	1,445	1,701
Mojave Water Agency COPS, Series A,
5.00%, 6/1/23	665	713
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/27	1,000	1,205
5.00%, 10/1/28	670	801
Mount San Antonio Community College District G.O. Unlimited Capital Appreciation BANS,
0.00%, 4/1/22(3)	5,000	4,616
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/23	1,200	1,430
5.00%, 8/1/25	1,690	2,027
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,387
Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/25	2,360	2,811
5.00%, 8/1/26	2,145	2,543
5.00%, 8/1/31	3,620	4,277
Northern California Power Agency Revenue Bonds, Series A,
5.00%, 7/1/18	1,500	1,560
Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/21	1,600	1,838
5.00%, 8/1/22	750	883
5.00%, 8/1/24	600	734
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/31	2,105	2,533
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/29	2,000	2,440
Ohlone Community College District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/33	1,080	1,170

TAX-EXEMPT FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.7% continued
California - 97.7% continued
Orange County Transportation Authority Toll Road Revenue Refunding Bonds, Senior Lien, 91 Express Lanes,
5.00%, 8/15/20	$1,000	$1,118
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	1,863
Palos Verdes Peninsula Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 11/1/25	780	973
Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	1,000	1,226
Port of Oakland Revenue Refunding Bonds, Series D (AMT), Intermediate Lien ,
11/1/27(4)	3,395	4,145
Poway Unified School District No. 07 Improvement G.O. Unlimited Bonds, Series 1-A, Election of 2008,
0.00%, 8/1/20(3)	3,280	3,124
Rancho Santa Fe CSD Financing Authority Special Tax Revenue Refunding Bonds, Series A, Superior Lien,
5.00%, 9/1/25	845	1,019
Rancho Water District Financing Authority Revenue Bonds, Series A,
4.00%, 8/1/41	1,000	1,058
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured),
5.00%, 7/1/28	150	156
5.00%, 7/1/29	1,000	1,038
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series A, Public Defender & Probation Building,
5.25%, 11/1/24	800	965
Riverside County Transportation Commission Revenue Refunding Bonds, Series A,
3.00%, 6/1/26	5,500	5,875
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	725
Sacramento Area Flood Control Agency Special Assessment Refunding Bonds, Consolidated Capital Assessment District,
5.00%, 10/1/35	1,000	1,178
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,500	1,657
Sacramento Municipal Utility District Revenue Refunding Bonds, Series U (AGM Insured), Prerefunded,
5.00%, 8/15/18(2)	390	1,219
Sacramento Municipal Utility District Revenue Refunding Bonds, Series U (AGM Insured), Unrefunded Balance,
5.00%, 8/15/19	610	638
5.00%, 8/15/25	1,225	1,281
Sacramento Municipal Utility District Revenue Refunding Bonds, Series X,
5.00%, 8/15/20	1,950	2,180
San Diego Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	3,090	3,852
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,
5.00%, 10/15/30	1,040	1,219
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project,
4.00%, 3/1/19	1,150	1,206
4.25%, 3/1/20	1,130	1,221
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, Prerefunded,
4.00%, 5/15/19(2)	1,495	1,575
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds,
5.00%, 5/15/27	2,000	2,438

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.7% continued
California - 97.7% continued
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B, Prerefunded,
5.00%, 5/15/19(2)	$5,000	$5,369
San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex, Escrowed to Maturity,
4.00%, 2/1/19	3,615	3,783
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,945
San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004,
5.00%, 8/1/28	2,365	2,881
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19(2)	2,000	2,139
5.13%, 4/1/19(2)	1,000	1,071
San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A,
2.95%, 4/1/26(1)	10,000	10,520
San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series B,
2.85%, 4/1/25(1)	3,500	3,681
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/24	1,095	1,254
San Francisco City & County Airports Commission Revenue Refunding Bonds, Second Series C (AGM Insured),
4.00%, 5/1/18	1,875	1,923
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, WSIP,
5.00%, 11/1/20	1,000	1,126
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
5.00%, 11/1/23	2,000	2,421
4.00%, 11/1/36	1,000	1,064
San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006,
5.00%, 6/15/22	2,615	2,907
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/26	1,055	1,262
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded,
5.75%, 3/1/21(2)	2,000	2,327
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds,
5.00%, 8/1/23	1,000	1,146
San Juan Unified School District G.O. Unlimited Bonds, Election of 2002,
2.50%, 8/1/20	2,000	2,082
San Mateo County Joint Powers Financing Authority Lease Revenue Refunding Bonds, Series A, Youth Services Campus,
5.00%, 7/15/27	2,335	2,907
San Mateo Sewer Revenue Bonds, Series A,
5.00%, 8/1/23	1,140	1,373
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.50%, 8/1/30	2,000	2,094
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010,
4.50%, 7/1/32	2,000	2,162
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004,
5.00%, 7/1/29	1,500	1,664
5.00%, 7/1/30	4,040	4,467
5.00%, 7/1/34	1,000	1,102

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.7% continued
California - 97.7% continued
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(2)	$2,000	$2,378
South Orange County Public Financing Authority Special Tax Revenue Refunding Bonds, Series A, Foothill Area (NATL Insured),
5.25%, 8/15/18	2,500	2,509
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase II Project,
5.25%, 7/1/27	1,000	1,151
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project No. 1,
5.00%, 7/1/24	1,240	1,358
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1,
5.00%, 7/1/26	4,700	5,219
5.00%, 7/1/30	2,500	2,759
Tracy Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	745	922
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	732
University of California Limited Project Revenue Refunding Bonds, Series I,
5.00%, 5/15/27	2,000	2,421
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,125	2,220
Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds,
5.00%, 7/1/24	2,000	2,450
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18(2)	1,000	1,049
Ventura County Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/17(3)	1,615	1,614
0.00%, 8/1/18(3)	1,635	1,613
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,276
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	1,645	1,773
Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A,
5.00%, 9/1/25	500	609
5.00%, 9/1/26	1,000	1,202

		457,889

Total Municipal Bonds (Cost $442,688)		457,889

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.9%
Northern Institutional Funds - U.S. Government Portfolio, 0.77%(5) (6)	13,397,192	$13,397

Total Investment Companies (Cost $13,397)		13,397

Total Investments - 100.6% (Cost $456,085)		471,286

Liabilities less Other Assets - (0.6%)		(2,674)

NET ASSETS - 100.0%		$468,612

(1)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the puttable date.
(2)	Maturity date represents the prerefunded date.
(3)	Zero coupon bond.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2017.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX - EXEMPT FUND continued

At June 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	2.9%
AA	84.3
A	8.9
A1+ (Short Term)	0.8
BBB	0.3
Cash Equivalents	2.8

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	10.9%
General Obligation	29.7
Power	5.6
School District	15.5
Transportation	6.5
Water	11.1
All other sectors less than 5%	20.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$457,889	$—	$457,889
Investment Companies	13,397	—	—	13,397

Total Investments	$13,397	$457,889	$—	$471,286

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amount in thousands)

Federal tax cost of investments	$456,085

Gross tax appreciation of investments	$17,041
Gross tax depreciation of investments	(1,840)

Net tax appreciation of investments	$15,201

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$21,202	$44,991	$52,796	$31	$13,397

TAX-EXEMPT FIXED INCOME FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

CSD - Community Services District

COPS - Certificates of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

WSIP - Water System Improvement Program

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2%
California - 93.2%
Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election of 2008 (AGC Insured), Prerefunded,
5.50%, 8/1/19(1)	$1,000	$1,092
Banning Unified School District G.O. Unlimited Bonds, Series A, Election of 2006 (BHAC-CR FGIC Insured), Prerefunded,
5.00%, 8/1/17(1)	3,000	3,011
Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured),
5.25%, 8/1/44	1,500	1,779
Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded,
5.75%, 7/1/18(1)	3,595	3,771
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	5,000	5,588
5.00%, 8/1/25	2,500	3,080
5.00%, 8/1/28	1,000	1,235
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	2,000	2,437
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	2,500	3,030
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	1,500	1,840
California State Health Facilities Financing Authority Revenue Bonds, Subseries A-2, Kaiser Permanente,
5.00%, 11/1/47	1,000	1,270
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, The Salvation Army Western,
4.00%, 9/1/31	550	584
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Walt Disney Family Museum,
3.00%, 2/1/37	500	464
California State Municipal Finance Authority Revenue Bonds, Orange County Civic Center Infrastructure Improvement Program,
5.00%, 6/1/33	2,250	2,674
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9, Prerefunded,
6.00%, 4/1/19(1)	1,400	1,522
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/32	1,000	1,185
California State University Systemwide Revenue Refunding Bonds, Series A,
5.00%, 11/1/30	3,700	4,522
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/20	5,000	5,602
5.25%, 3/1/30	3,500	3,862
5.50%, 3/1/40	2,865	3,173
California State Various Purpose G.O. Unlimited Refunding Bonds,
4.00%, 9/1/32	1,750	1,888
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(1)	570	712
6.00%, 8/1/23(1)	1,000	1,263
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election of 2006 (AGM Insured), Prerefunded,
5.50%, 8/1/19(1)	500	546
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured), Prerefunded,
5.00%, 8/1/17(1)	705	708
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B,
5.00%, 6/1/29	1,500	1,869
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008,
5.38%, 8/1/44	3,500	4,014

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2% continued
California - 93.2% continued
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/31	$1,200	$1,421
Los Angeles Community College District G.O. Unlimited Bonds, Series I,
4.00%, 8/1/35	2,590	2,780
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	1,991
4.00%, 12/1/34	1,500	1,589
4.00%, 12/1/36	1,500	1,577
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/30	2,000	2,376
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/40	1,500	1,647
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	1,000	1,000
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series A,
5.00%, 7/1/34	1,000	1,193
5.00%, 7/1/35	1,500	1,785
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity,
7.60%, 10/1/18	10	10
Los Angeles Harbor Department Revenue Refunding Bonds, Series B ,
4.00%, 8/1/35	1,000	1,063
Los Angeles Unified School District G.O. Unlimited Bonds, Series D,
4.00%, 7/1/17	750	750
Los Angeles Wastewater System Revenue Refunding Bonds, Series C, Green Bonds,
5.00%, 6/1/28	1,465	1,782
Marin County COPS, Prerefunded,
4.25%, 8/1/20(1)	1,575	1,723
Metropolitan Water District of Southern California State Subordinate Revenue Refunding Bonds, Series A,
2.50%, 7/1/27	1,500	1,542
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(1)	600	698
5.50%, 9/1/21(1)	2,500	2,935
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	1,500	1,614
Modesto Irrigation District Capital Improvements COPS, Series A, Prerefunded,
6.00%, 4/1/19(1)	590	641
Modesto Irrigation District Capital Improvements COPS, Series A, Unrefunded Balance,
6.00%, 10/1/39	1,410	1,523
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/31	755	892
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(2)	10,000	5,842
Ohlone Community College District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/35	1,360	1,458
Orange County Public Financing Authority Lease Revenue Refunding Bonds (NATL Insured),
5.00%, 7/1/17	1,050	1,050
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	2,000	1,891
Palomar Community College District G.O. Unlimited Bonds, Series D, Election of 2006,
5.25%, 8/1/45	2,000	2,432
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),
1.73%, 8/1/38(3)	5,000	5,955

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2% continued
California - 93.2% continued
Pomona Revenue Refunding Bonds, Water Facilities Project,
5.00%, 5/1/30	$600	$732
Port of Oakland Revenue Refunding Bonds, Series D (AMT), Intermediate Lien ,
11/1/27(4)	1,000	1,221
Rancho Water District Financing Authority Revenue Bonds, Series A,
4.00%, 8/1/41	1,000	1,058
Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election of 2009,
5.50%, 8/1/30	1,605	1,751
Sacramento Area Flood Control Agency Special Assessment Refunding Bonds, Consolidated Capital Assessment District,
5.00%, 10/1/35	1,420	1,673
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	63
San Diego County Water Authority COPS, Series 2008A (AGM Insured), Prerefunded,
5.00%, 5/1/18(1)	2,000	2,069
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, Prerefunded,
5.00%, 5/15/19(1)	1,500	1,611
San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004,
5.00%, 8/1/28	1,000	1,218
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19(1)	3,650	3,903
5.13%, 4/1/19(1)	1,500	1,607
San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A,
2.95%, 4/1/26(5)	4,500	4,734
San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series B,
2.85%, 4/1/25(5)	1,500	1,577
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
4.00%, 11/1/36	4,000	4,256
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded,
5.25%, 3/1/21(1)	2,075	2,377
San Joaquin County Transportation Authority Measure K Revenue Refunding Bonds,
5.00%, 3/1/31	1,650	1,998
Santa Clara Electric Revenue Refunding Bonds, Series A,
6.00%, 7/1/31	1,195	1,412
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(1)	2,025	2,408
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded,
6.00%, 7/1/18(1)	2,520	2,649
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/33	1,015	1,194
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,500	2,612
Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds,
5.00%, 7/1/30	1,000	1,189
5.00%, 7/1/32	595	699
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18(1)	4,065	4,266
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	2,000	2,156

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2% continued
California - 93.2% continued
Westlands Water District Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/30	$1,085	$1,291

		165,605

Total Municipal Bonds (Cost $154,569)		165,605

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.7%
Northern Institutional Funds - U.S. Government Portfolio, 0.77%(6) (7)	8,266,692	$8,267

Total Investment Companies (Cost $8,267)		8,267

Total Investments - 97.9% (Cost $162,836)		173,872

Other Assets less Liabilities - 2.1%		3,745

NET ASSETS - 100.0%		$177,617

(1)	Maturity date represents the prerefunded date.
(2)	Zero coupon bond.
(3)	Step coupon bond. Rate as of June 30, 2017 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2017.
(5)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the puttable date.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.0%
AA	79.4
A	12.5
Not Rated	0.4
Cash Equivalents	4.7

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2017, the industry sectors for the Fund were:

INDUS TRY SECTOR	% OF INVESTMENTS
General	14.9%
General Obligations	30.1
School District	15.4
Transportation	8.9
Water	13.1
All other sectors less than 5%	17.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$165,605	$—	$165,605
Investment Companies	8,267	—	—	8,267

Total Investments	$8,267	$165,605	$—	$173,872

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$162,836

Gross tax appreciation of investments	$11,631
Gross tax depreciation of investments	(595)

Net tax appreciation of investments	$11,036

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$13,853	$23,939	$29,525	$21	$8,267

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0%
Alabama - 1.2%
Alabama State Port Authority Docks Facilities Revenue Bonds, Prerefunded,
6.00%, 10/1/20(1)	$5,000	$5,747

Arizona - 2.6%
La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	1,400	1,492
5.00%, 2/15/46	3,500	3,626
Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service of New Mexico Palo Verde,
6.25%, 1/1/38	4,000	4,401
Phoenix IDA Education Revenue Refunding Bonds, Great Hearts Academies,
5.00%, 7/1/41	1,200	1,278
5.00%, 7/1/46	1,300	1,372

		12,169

California - 12.9%
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital,
5.00%, 10/15/37	500	547
5.00%, 10/15/47	1,000	1,079
California PFA University Housing Revenue Bonds, NCCD - Claremont Properties LLC,
5.00%, 7/1/37	1,025	1,113
5.00%, 7/1/47	1,000	1,074
California State Municipal Finance Authority COPS, Community Hospitals of Central California, Prerefunded,
5.50%, 2/1/19(1)	4,000	4,278
California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University,
5.00%, 11/1/46	3,000	3,095
California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne, Prerefunded,
6.13%, 6/1/20(1)	2,000	2,284
6.25%, 6/1/20(1)	1,000	1,146
California State Municipal Finance Authority Revenue Refunding Bonds, Series A, Community Medical Center,
5.00%, 2/1/36	1,000	1,132
5.00%, 2/1/37	1,000	1,131
5.00%, 2/1/42	1,000	1,121
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools,
5.00%, 8/1/46(2) (3)	5,250	5,616
California Statewide Communities Development Authority Revenue Bonds, California Baptist University,
7.25%, 11/1/31	2,000	2,239
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical Center,
5.25%, 12/1/34	1,000	1,100
5.25%, 12/1/44	3,500	3,811
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University,
5.50%, 11/1/38	2,000	2,055
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1,
5.13%, 6/1/47	4,000	4,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Unrefunded Balance,
5.75%, 6/1/47	4,705	4,737
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	5,000	5,766
San Francisco City & County Airports Commission Revenue Bonds, Series E,
6.00%, 5/1/39	5,000	5,435

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
California - 12.9% continued
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A-1,
5.00%, 6/1/37	$6,000	$6,000
5.13%, 6/1/46	2,000	2,005

		60,764

Colorado - 2.5%
Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane,
5.00%, 12/31/47	1,000	1,105
5.00%, 12/31/51	1,000	1,097
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/36	4,000	4,339
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported G.O. Limited Bonds, Series A,
5.40%, 12/15/31	2,000	2,010
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners,
6.00%, 1/15/41	3,000	3,303

		11,854

Connecticut - 1.3%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University,
5.13%, 7/1/26	1,250	1,378
5.38%, 7/1/31	1,250	1,379
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series M, Quinnipiac University,
5.00%, 7/1/36	3,000	3,404

		6,161

Delaware - 0.5%
Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power,
5.40%, 2/1/31	2,000	2,176

District of Columbia - 1.9%
District of Columbia Revenue Bonds, Cesar Chavez Charter Schools,
7.88%, 11/15/40	5,265	5,835
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail and Capital Project,
5.00%, 10/1/53	3,000	3,143

		8,978

Florida - 4.0%
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	3,375	3,555
Citizens Property Insurance Corp. Revenue Bonds, Series A1,
5.00%, 6/1/25	5,000	6,008
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/40	1,500	1,687
5.00%, 10/1/44	1,500	1,691
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Proton Therapy Institute,
6.00%, 9/1/17	395	397
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami,
5.00%, 4/1/40	5,000	5,641
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(4)	150	51

		19,030

Georgia - 2.2%
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Series A1, Georgia Proton Treatment Center,
1/1/35(5)	5,000	4,944

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
Georgia - 2.2% continued
Atlanta Water & Wastewater Revenue Bonds, Series A, Prerefunded,
6.25%, 11/1/19(1)	$5,000	$5,583

		10,527

Illinois - 6.5%
Chicago Board of Education Dedicated Capital Improvement Special Tax Obligation Revenue Bonds,
6.00%, 4/1/46	4,000	4,201
Chicago Waterworks Revenue Bonds, Second Lien,
5.00%, 11/1/29	5,000	5,630
Illinois State Finance Authority Revenue Bonds, Series A, Provena Health, Prerefunded,
7.75%, 8/15/19(1)	3,465	3,938
7.75%, 8/15/19(1)	35	40
Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers, Prerefunded,
6.88%, 8/15/19(1)	1,000	1,117
7.00%, 8/15/19(1)	1,000	1,120
Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network,
5.00%, 2/15/36	5,000	5,375
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/41	5,000	5,644
Railsplitter Tobacco Settlement Authority Revenue Bonds,
5.50%, 6/1/23	1,000	1,145
6.00%, 6/1/28	2,000	2,280

		30,490

Indiana - 2.3%
Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project,
6.50%, 9/15/30	3,000	3,391
6.38%, 9/15/41	2,000	2,206
Indiana State Municipal Power Agency Revenue Bonds, Series B, Prerefunded,
6.00%, 1/1/19(1)	2,000	2,145
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., Prerefunded,
8.00%, 9/1/21(1)	2,500	3,142

		10,884

Kentucky - 1.2%
Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project,
5.75%, 7/1/49	2,500	2,766
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health,
5.25%, 6/1/50	2,500	2,720

		5,486

Louisiana - 9.4%
Louisiana State Gasoline & Fuels TRB, Series B, Second Lien,
5.00%, 5/1/39	5,000	5,424
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp.,
6.50%, 8/1/29	2,000	2,256
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation, Prerefunded,
5.88%, 10/1/20(1)	3,000	3,437
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp.,
6.50%, 11/1/35	2,000	2,271
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project,
6.75%, 5/1/41	1,250	1,357

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
Louisiana - 9.4% continued
Louisiana State Public Facilities Authority Revenue Bonds, Provident Group-Flagship Property, Louisiana State University Nicholson Gateway Project Series 2016A,
5.00%, 7/1/46	$3,500	$3,905
Louisiana State Public Facilities Authority Revenue Refunding Bonds, Lafayette General Health System,
5.00%, 11/1/41	5,000	5,387
Louisiana State Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation,
5.00%, 5/15/47	5,000	5,507
New Orleans Aviation Board Revenue Bonds, Series A,
5.00%, 1/1/40	1,500	1,697
5.00%, 1/1/45	2,500	2,826
New Orleans Sewerage Service Revenue Bonds,
5.00%, 6/1/45	4,000	4,490
New Orleans Water Revenue Refunding Bonds,
5.00%, 12/1/44	3,000	3,332
Tobacco Settlement Financing Corp. Asset Backed Revenue Refunding Bonds, Series A,
5.50%, 5/15/29	2,000	2,101

		43,990

Maine - 2.0%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center,
5.00%, 7/1/43	5,000	5,101
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center,
7.50%, 7/1/32	2,000	2,295
6.75%, 7/1/41	2,000	2,189

		9,585

Maryland - 2.4%
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project,
6.10%, 7/1/40	4,335	4,482
Maryland State Economic Development Corp. Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects (AGM Insured),
5.00%, 6/1/35	2,500	2,873
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
6.25%, 1/1/31	1,550	1,774
6.13%, 1/1/36	2,000	2,250

		11,379

Massachusetts - 3.5%
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/28	5,000	6,260
Massachusetts State Development Finance Agency Revenue Bonds, Boston Medical Center Green Bonds,
5.00%, 7/1/44	3,000	3,248
Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,
5.00%, 10/1/41	4,230	4,625
Massachusetts State Development Finance Agency Revenue Bonds, Series F, Milford Regional Medical Center,
5.75%, 7/15/43	2,000	2,221

		16,354

Michigan - 2.2%
Michigan State Finance Authority Revenue Bonds, Local Government Loan Program Great Lakes Water Authority,
5.00%, 7/1/35	3,000	3,265

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
Michigan - 2.2% continued
Michigan State Finance Authority Revenue Refunding Bonds, Series D-4, Local Government Loan Program Great Lakes Water Authority,
5.00%, 7/1/30	$2,000	$2,253
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	4,355	4,871

		10,389

Mississippi - 0.6%
Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co.,
5.80%, 5/1/34	2,530	2,806

Missouri - 0.9%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital,
6.45%, 9/1/29	2,530	2,641
6.75%, 9/1/34	1,750	1,829

		4,470

Nevada - 1.0%
Clark County Airport System Revenue Refunding Bonds, Senior Series A,
5.00%, 7/1/40	4,000	4,522

New Jersey - 4.1%
New Jersey State EDA Revenue Bonds, MSU Student Housing Project - Provident Group,
5.88%, 6/1/42	3,000	3,214
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/25	1,950	2,166
5.00%, 1/1/48	1,665	1,772
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc. Project,
5.63%, 11/15/30	2,000	2,254
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.25%, 6/15/41	2,000	2,076
5.00%, 6/15/45	2,250	2,297
New Jersey State Turnpike Authority Revenue Bonds, Series E,
5.00%, 1/1/45	5,000	5,605

		19,384

New York - 8.4%
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds, Catholic Health System Obligation,
5.25%, 7/1/35	1,500	1,695
5.00%, 7/1/40	2,770	3,045
Metropolitan Transportation Authority Revenue Bonds, Subseries D-1,
5.00%, 11/15/39	5,000	5,645
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, New School,
5.00%, 7/1/45	2,375	2,678
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/33	3,500	4,066
New York State Thruway Authority General Junior Indebtedness Obligation Revenue Bonds, Series A, Junior Lien,
5.00%, 1/1/46	5,000	5,648
New York State Transportation Development Corp. Special Facility Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,
5.25%, 1/1/50	5,000	5,472
New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc.,
5.00%, 8/1/31	5,000	5,321
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 198,
5.00%, 11/15/41	5,000	5,837

		39,407

NORTHERN FUNDS QUARTERLY REPORT    5     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
Ohio - 5.9%
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, Prerefunded,
7.00%, 11/1/20(1)	$4,000	$4,721
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 12/1/21	5,690	6,583
Ohio State Turnpike Commission Revenue Bonds, Junior Lien, Infrastructure Project,
5.00%, 2/15/48	3,000	3,312
Ohio State University Hospital Health System Revenue Refunding Bonds,
5.00%, 1/15/41	4,655	5,177
Southeastern Ohio Port Authority Hospital Facilities Revenue Refunding Bonds, Memorial Health System,
5.00%, 12/1/35	1,750	1,831
5.00%, 12/1/43	1,350	1,401
Toledo-Lucas County Port Authority Facilities Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21	4,000	4,712

		27,737

Pennsylvania - 3.3%
Butler County Hospital Authority Revenue Bonds, Butler Health System Project, Prerefunded,
7.13%, 7/1/19(1)	3,000	3,343
Delaware County IDA Revenue Refunding Bonds, Covanta Project,
5.00%, 7/1/43	2,500	2,516
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, Prerefunded,
6.00%, 7/1/20(1)	2,500	2,847
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University,
6.25%, 10/1/43	2,000	2,188
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.00%, 7/1/45	4,000	4,472

		15,366

Rhode Island - 1.9%
Rhode Island State Turnpike & Bridge Authority Motor Fuel Tax Revenue Refunding Bonds, Series A,
5.00%, 10/1/40	3,000	3,406
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/40	5,000	5,305

		8,711

Texas - 9.0%
Austin Convention Enterprises, Inc. Convention Center Revenue Refunding Bonds, First Tier,
5.00%, 1/1/32	1,000	1,154
5.00%, 1/1/34	500	569
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,565
5.00%, 12/1/45	2,000	2,072
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds,
5.00%, 5/15/40	3,000	3,390
Mission Economic Development Corp. Revenue Bonds, Senior Lien (AMT), Natgasoline Project,
5.75%, 10/1/31	1,750	1,834
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Refunding Bonds, Legacy at Willow Bend Project,
5.00%, 11/1/46	3,000	3,132
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing San Antonio,
5.00%, 4/1/48	3,000	3,160
San Antonio Electric & Gas Revenue Bonds, Junior Lien,
5.00%, 2/1/43	2,500	2,794
Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., Prerefunded,
6.20%, 2/15/20(1)	3,500	3,923

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
Texas - 9.0% continued
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, Blueridge Transportation (AMT),
5.00%, 12/31/40	$2,750	$3,029
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	3,000	3,393
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility,
6.88%, 12/31/39	2,500	2,778
Travis County HFDC Revenue Bonds, Westminster Manor Project, Prerefunded,
7.00%, 11/1/20(1)	805	952
7.13%, 11/1/20(1)	2,000	2,372
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B,
5.25%, 7/1/28	5,000	6,425

		42,542

Virginia - 0.6%
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project Green Bonds,
5.25%, 7/1/35	270	289
5.00%, 7/1/45	2,515	2,611

		2,900

Washington - 1.7%
Port of Seattle Revenue Bonds, Series A,
5.00%, 4/1/40	3,000	3,447
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, Prerefunded,
7.00%, 7/1/19(1)	4,000	4,448

		7,895

Total Municipal Bonds (Cost $426,493)		451,703

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.6%
Northern Institutional Funds - U.S. Government Portfolio, 0.77%(6) (7)	7,490,175	$7,490

Total Investment Companies (Cost $7,490)		7,490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.1%
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series BB, Second Generation Resolution,
0.83%, 7/3/17(8)	$5,000	$5,000

Total Short-Term Investments (Cost $5,000)		5,000

Total Investments - 98.7% (Cost $438,983)		464,193

Other Assets less Liabilities - 1.3%		6,063

NET ASSETS - 100.0%		$470,256

(1)	Maturity date represents the prerefunded date.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At June 30, 2017, the value of this restricted illiquid security amounted to approximately $5,616,000 or 1.2% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools,
5.00%, 8/1/46	2/4/16-3/8/17	$5,471

(4)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2017.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2017 is disclosed.

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

(8)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the puttable date.

Percentages shown are based on Net Assets.

At June 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	2.8%
AA	14.2
A	26.0
BBB	35.5
BB	9.7
B	2.3
Not Rated	7.9
Cash Equivalents	1.6

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	8.2%
Development	8.8
Education	5.9
General	8.0
Higher Education	9.8
Medical	18.7
Tobacco Settlement	5.9
Transportation	14.0
Water	8.7
All other sectors less than 5%	12.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds
Florida	$—	$18,979	$51	$19,030
All Other States(1)	—	432,673	—	432,673

Total Municipal Bonds	—	451,652	51	451,703

Investment Companies	7,490	—	—	7,490
Short-Term Investments	—	5,000	—	5,000

Total Investments	$7,490	$456,652	$51	$464,193

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/17 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/17 (000S)
Municipal Bonds
Florida	$67	$—	$(16)	$—	$—	$—	$—	$51	$(16)

The Fund valued the securities included in the Balance as of 6/30/17 above using prices provided by the Fund’s investment adviser’s pricing and valuation committee.

	FAIR VALUE AT 6/30/17 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Municipal Bonds	$51	Discounted Cash Flow Analysis	Projected Cash Flows(1)

(1)	The significant unobservable inputs that can be used in the fair value measurement are: Projected Cash Flows. Significant increases (decreases) in Projected Cash Flows in isolation would result in a significantly higher (lower) fair value measurement.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$438,983

Gross tax appreciation of investments	$26,916
Gross tax depreciation of investments	(1,706)

Net tax appreciation of investments	$25,210

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$9,385	$28,772	$30,667	$14	$7,490

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

EDA - Economic Development Authority

G.O. - General Obligation

HFDC - Health Facilities Development Corp.

IDA - Industrial Development Authority

PFA - Public Finance Authority

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4%
Alabama - 0.6%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Refunding Bonds, Series B,
5.00%, 9/1/26	$5,000	$6,210
Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A,
4.00%, 7/1/22(1)	10,000	10,972

		17,182

Alaska - 0.5%
Alaska State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/28	5,560	6,591
Anchorage Electric Utility Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 12/1/41	5,000	5,643
Anchorage Water Revenue Refunding Bonds (NATL Insured),
5.00%, 5/1/37	1,700	1,705

		13,939

Arizona - 4.5%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/26	6,630	8,040
Arizona State School Facilities Board COPS, Prerefunded,
5.25%, 9/1/18(2)	10,000	10,494
Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	13,610	16,444
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road, Prerefunded,
5.25%, 7/1/19(2)	10,000	10,826
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28	12,000	14,337
5.00%, 7/1/31	2,000	2,406
Arizona State Transportation Board Highway Subordinated Revenue Bonds, Subseries A, Unrefunded Balance,
5.00%, 7/1/28	3,035	3,513
Chandler Excise TRB,
5.00%, 7/1/27	5,000	5,954
Gilbert G.O. Unlimited Refunding Bonds,
5.00%, 7/1/25	2,265	2,792
Maricopa County Community College District G.O. Unlimited Refunding Bonds,
5.00%, 7/1/19	6,245	6,731
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/35	5,000	5,813
Maricopa County Unified School District No. 89 Dysart G.O. Limited Refunding Bonds (BAM Insured),
4.00%, 7/1/26	2,500	2,855
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT), Senior Lien,
5.00%, 7/1/20	1,500	1,659
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/22	3,000	3,330
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
5.00%, 7/1/26	5,000	5,986
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 12/1/23	10,000	11,564
Scottsdale G.O. Unlimited Refunding Bonds,
5.00%, 7/1/26	1,700	2,123
Scottsdale Preservation Authority Excise Tax Revenue Refunding Bonds, Prerefunded,
5.25%, 7/1/20(2)	5,990	6,707

		121,574

California - 18.9%
Cabrillo Community College District G.O. Unlimited CABS, Series B, Election of 2004 (NATL Insured),
0.00%, 8/1/39(3)	11,755	4,072

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
California - 18.9% continued
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AM,
5.00%, 12/1/25	$1,000	$1,193
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AU,
1.53%, 9/1/17(1)	5,000	5,000
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (AMBAC Insured),
5.00%, 10/1/18	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	1,000	1,118
5.00%, 8/1/28	25,000	30,865
5.00%, 8/1/29	13,000	15,906
5.00%, 8/1/30	20,000	24,259
5.00%, 9/1/31	10,000	11,956
4.00%, 8/1/33	6,500	6,960
6.25%, 11/1/34	5,000	5,598
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/27	1,630	2,002
California State Health Facilities Financing Authority Revenue Bonds, Series A, Cedars Sinai Medical Center,
5.00%, 8/15/30	1,270	1,517
California State Taxable G.O. Unlimited Bonds, High Speed Passenger Train,
2.19%, 4/1/20(1)	5,000	5,016
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/31	10,000	11,904
California State University Systemwide Revenue Refunding Bonds, Series B-3,
4.00%, 11/1/23(1)	200	226
California State Various Purpose G.O. Unlimited Bonds,
6.00%, 4/1/38	20,000	21,680
California State Various Purpose G.O. Unlimited Refunding Bonds, Group B,
5.00%, 9/1/17	10,000	10,072
4.00%, 9/1/33	5,750	6,160
California State Veterans G.O. Unlimited Refunding Bonds, Series CM (AMT),
4.00%, 12/1/32	2,165	2,258
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, Chf-Irvine LLC,
5.00%, 5/15/29	1,250	1,451
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006,
0.00%, 8/1/35(4)	11,850	10,731
City of Los Angeles Taxable G.O. Unlimited Refunding Bonds, Series A,
2.44%, 9/1/22	5,000	5,006
Contra Costa Water District Revenue Refunding Bonds, Series R,
5.00%, 10/1/18	1,575	1,655
Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/27	435	517
Desert Community College District G.O. Unlimited CABS, Series C, Election of 2004 (AGM Insured),
0.00%, 8/1/46(3)	12,000	2,486
Desert Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/33	2,700	3,253
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B,
5.00%, 6/1/30	5,000	6,185
El Camino Hospital District G.O. Unlimited CABS (NATL Insured),
0.00%, 8/1/26(3)	3,000	2,369

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
California - 18.9% continued
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/30	$10,000	$11,945
5.00%, 8/1/31	5,000	5,937
Los Angeles County G.O. Unlimited TRANS,
6/29/18(5)	20,000	20,808
Los Angeles Department of Airports Revenue Bonds, Series A,
5.25%, 5/15/22	5,000	5,391
Los Angeles Department of Airports Subordinate Revenue Bonds, Los Angeles International Airport (AMT),
5.00%, 5/15/34	575	663
5.00%, 5/15/35	600	690
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	2,500	2,883
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	3,000	3,000
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/20	55	62
Los Angeles G.O. Unlimited TRANS,
6/28/18(5)	43,710	45,469
Los Angeles Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.00%, 7/1/17	10,000	10,001
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/23	10,000	12,021
5.00%, 7/1/26	10,000	12,531
5.00%, 7/1/27	6,500	8,220
Los Angeles Wastewater System Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 6/1/30	5,000	6,140
5.00%, 6/1/31	5,000	6,097
Metropolitan Water District of Southern California State Revenue Bonds, Series A,
5.00%, 7/1/32	5,000	5,002
Metropolitan Water District of Southern California State Subordinate Revenue Refunding Bonds, Series A,
2.50%, 7/1/26	24,500	25,516
2.50%, 7/1/27	15,790	16,228
Metropolitan Water District of Southern California State Variable Subordinate Revenue Refunding Bonds, Series E,
7/18/18(6)	20,000	20,001
Newhall School District G.O. Unlimited Refunding Bonds, School Facilities Improvement District No. 2011-1,
5.00%, 8/1/29	2,540	3,104
San Francisco Bay Area Toll Bridge Authority Revenue Bonds,
5.00%, 4/1/27	1,145	1,330
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.13%, 4/1/19(2)	7,390	7,918
San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A,
2.95%, 4/1/26(1)	5,000	5,260
San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series B,
2.85%, 4/1/25(1)	5,000	5,258
San Francisco City & County Airports Commission International Airport Revenue Bonds,
5.00%, 5/1/46	620	711
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	2,500	2,688
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
5.00%, 11/1/27	5,000	6,225
5.00%, 11/1/33	1,500	1,788

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
California - 18.9% continued
San Francisco Municipal Transportation Agency Revenue Bonds,
4.00%, 3/1/46	$6,500	$6,824
San Jose Unified School District Santa
Clara County G.O. Unlimited CABS, Series C, Election of 2002 (NATL Insured),
0.00%, 8/1/30(3)	2,500	1,664
Santa Clara Valley Water District COPS, Series C,
5.00%, 6/1/24	650	795
Santa Cruz County G.O. Unlimited TRANS,
3.00%, 6/28/18	25,000	25,530
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded,
6.00%, 7/1/18(2)	5,000	5,257
University of California General Revenue Bonds, Series U,
5.00%, 5/15/22	5,000	5,540
Ventura County G.O. Limited Notes,
7/2/18(5)	13,535	13,950

		514,017

Colorado - 2.2%
Adams & Arapahoe Counties Joint School District No. 28J G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 12/1/30	5,000	6,040
Adams County School District No. 1 G.O. Unlimited Bonds, Mapleton Public Schools (State Aid Withholding),
5.25%, 12/1/40	5,000	5,958
Cherry Creek School District No. 5 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/32	3,845	4,561
Cherry Creek School District No. 5 G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 12/15/17	5,000	5,097
Colorado Sate Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,845	3,291
Colorado State Board of Governors University Enterprise System Revenue Bonds, Series E-1 (State Higher Education Intercept Program),
5.00%, 3/1/34	2,150	2,469
Denver City & County Airport System Revenue Bonds, Series B,
5.00%, 11/15/25	3,200	3,700
Denver City & County Airport System Subordinate Revenue Bonds, Series B,
5.25%, 11/15/28	1,500	1,768
5.25%, 11/15/29	1,740	2,039
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded,
6.00%, 9/1/19(2)	6,550	7,238
Denver City & County School District No. 1 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/31	5,000	5,992
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),
5.50%, 12/1/22	5,000	6,046
Regional Transportation District Sales TRB, Series B,
11/1/36(5)	5,000	5,329

		59,528

Connecticut - 3.1%
Connecticut State G.O. Unlimited Bonds, Series B,
5.00%, 5/15/22	2,000	2,252
5.00%, 4/15/23	5,500	6,235
5.00%, 6/15/26	3,000	3,481
Connecticut State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/23	5,000	5,693

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Connecticut - 3.1% continued
Connecticut State G.O. Unlimited Bonds, Series E,
5.00%, 9/15/26	$3,825	$4,358
4.00%, 9/15/27	5,000	5,287
5.00%, 10/15/29	10,000	11,451
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-1, Yale University,
5.00%, 7/1/20(1)	5,000	5,562
Connecticut State Health & Educational Facility Authority Revenue Refunding Bonds, Series A-2, Yale University,
2.00%, 7/1/26(1)	11,895	11,451
Connecticut State Revolving Fund General Revenue Bonds, Series A, Green Bonds,
5.00%, 5/1/27	970	1,211
5.00%, 5/1/30	5,000	6,089
Connecticut State Revolving Fund General Revenue Refunding Bonds, Series B,
5.00%, 6/1/27	3,905	4,881
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B,
3.00%, 12/1/22	1,725	1,829
South Central Regional Water Authority Water System Revenue Bonds, 22nd Series B (AGM Insured), Prerefunded,
5.00%, 8/1/18(2)	2,000	2,088
University of Connecticut Revenue Bonds, Series A,
2.50%, 1/15/18	3,000	3,023
5.00%, 1/15/34	5,560	6,314
5.00%, 1/15/36	3,500	3,947

		85,152

Delaware - 0.3%
Delaware State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/17	4,590	4,591
Delaware State G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 7/1/23	969	1,076
Delaware State Transportation Authority System Revenue Refunding Bonds,
5.00%, 7/1/26	1,500	1,879

		7,546

District of Columbia - 2.0%
District of Columbia G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/31	2,500	3,026
5.00%, 6/1/35	10,000	11,884
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded,
5.25%, 10/1/18(2)	1,000	1,053
5.50%, 10/1/18(2)	10,500	11,093
6.00%, 10/1/18(2)	5,000	5,313
District of Columbia Water & Sewer Authority Public Utility Revenue Refunding Bonds, Series C, Subordinate Lien,
5.00%, 10/1/39	5,000	5,753
Metropolitan Washington Airports Authority System Revenue Bonds, Series C,
5.13%, 10/1/39	2,460	2,575
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT),
5.00%, 10/1/20	3,000	3,338
5.00%, 10/1/26	1,500	1,700
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, (AMT),
10/1/29(5)	2,500	2,996
10/1/30(5)	3,055	3,640
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	3,000	3,428

		55,799

Florida - 4.0%
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/28	6,185	7,237

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Florida - 4.0% continued
Broward County Airport System Revenue Bonds, Series Q-1,
5.00%, 10/1/42	$1,295	$1,447
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,000	1,128
5.00%, 9/1/25	1,000	1,125
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,770
Florida State Board of Public Education Capital Outlay G.O. Unlimited Bonds, Series A,
5.25%, 6/1/28	11,135	11,691
Florida State Department of Transportation G.O. Unlimited Bonds, Right of Way,
5.25%, 7/1/37	12,475	12,601
Florida State Department of Transportation G.O. Unlimited Refunding, Series A,
5.00%, 7/1/18	2,000	2,081
Florida State Municipal Power Agency All Requirements Revenue Bonds, Prerefunded,
5.00%, 10/1/18(2)	1,445	1,517
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund,
5.38%, 10/1/29	3,395	3,882
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,760
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/44	4,000	4,509
Lee County School Board Refunding COPS,
5.00%, 8/1/22	800	931
Miami-Dade County Aviation Revenue Bonds, Series A (AMT), Miami International Airport (NATL Insured),
5.00%, 10/1/39	5,000	5,040
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,524
5.00%, 10/1/32	3,890	4,415
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	735
Miami-Dade County School Board COPS, Series A,
5.00%, 5/1/32	5,000	5,669
Miami-Dade County School District G.O. Unlimited Bonds,
5.00%, 3/15/41	2,500	2,862
Miami-Dade County Transit System Sales Surtax Revenue Refunding Bonds,
4.00%, 7/1/38	10,000	10,446
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	3,000	3,376
5.25%, 10/1/22	2,500	2,961
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(2)	80	92
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,920	5,573
Reedy Creek Improvement District G.O. Limited Bonds, Series A,
5.25%, 6/1/29	5,000	5,909
5.25%, 6/1/30	5,000	5,890

		108,171

Georgia - 1.0%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded,
5.50%, 1/1/19(2)	10,000	10,668

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Georgia - 1.0% continued
Burke County Development Authority PCR Bonds, Georgia Power Co. Plant Vogtle Project,
1.85%, 8/22/19(1)	$6,500	$6,484
Georgia State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/25	3,050	3,790
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 &4 Project,
5.00%, 7/1/60	2,500	2,739
5.50%, 7/1/60	2,500	2,847

		26,528

Hawaii - 1.6%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	1,000	1,110
Hawaii State G.O. Unlimited Refunding Bonds, Series EP,
5.00%, 8/1/26	10,000	11,989
Hawaii State G.O. Unlimited Refunding Bonds, Series FN,
5.00%, 10/1/31	12,690	15,441
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution,
5.00%, 7/1/27	3,310	4,016
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,
5.00%, 7/1/27	10,000	12,134

		44,690

Idaho - 0.4%
Idaho State G.O. Unlimited TANS,
6/29/18(5)	10,000	10,299

Illinois - 2.0%
Central Lake County Joint Action Water Agency G.O. Unlimited Refunding Bonds (AMBAC Insured),
6.00%, 2/1/19	645	694
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,805
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien,
5.50%, 1/1/30	2,025	2,304
Chicago O’Hare International Airport General Revenue Bonds, Series C (AMT), Senior Lien,
5.25%, 1/1/27	500	571
Chicago O’Hare International Airport General Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 1/1/38	5,000	5,705
Chicago O’Hare International Airport Revenue Bonds, Series E, Senior Lien,
5.00%, 1/1/26	5,000	6,059
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	5,821
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,707
Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System,
5.00%, 11/15/35	1,500	1,646
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	7,000	7,376
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/36	2,500	2,823
Kendall Kane & Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series A,
5.00%, 2/1/29	2,000	2,179
Will County G.O. Unlimited Bonds,
4.00%, 11/15/36	4,000	4,171
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,884

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Illinois - 2.0% continued
Winnebago County Public Safety Sales Tax G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/30/24	$5,000	$5,741

		53,486

Indiana - 0.8%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/31	5,750	6,625
5.25%, 10/1/38	2,980	3,394
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	4,000	4,533
Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding), Prerefunded,
5.25%, 1/15/18(2)	1,000	1,023
New Albany-Floyd County School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/34	2,925	3,396
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 7/10/21	1,500	1,616
5.50%, 1/10/24	1,135	1,305

		21,892

Kentucky - 1.3%
Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 115,
5.00%, 4/1/30	7,500	8,782
Kentucky State Property & Buildings Commission Revenues Refunding Bonds, Series B, Project No. 112 (State Appropriation Insured),
5.00%, 11/1/27	10,000	11,899
Kentucky State Turnpike Authority Economic Development Road Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	5,305	6,368
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	3,000	3,397
Trimble County Environmental Facilities Revenue Refunding Bonds, Louisville Gas and Electric Company Project,
3.75%, 6/1/33	5,000	5,044

		35,490

Louisiana - 0.4%
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/15/24	2,825	3,338
Louisiana State Highway Improvement Revenue Bonds, Series A,
5.00%, 6/15/30	5,390	6,237

		9,575

Maryland - 2.4%
Anne Arundel County Consolidated General Improvement G.O. Limited Bonds,
5.00%, 4/1/27	5,805	7,068
Baltimore Wastewater Project Revenue Refunding Bonds, Series D,
5.00%, 7/1/24	5,425	6,528
Howard County Consolidated Public Improvement Project G.O. Unlimited Refunding Bonds,
5.00%, 2/15/24	5,000	5,934
Maryland State Department of Transportation Consolidated Revenue Bonds,
5.25%, 12/15/17	9,880	10,080
Maryland State Department of Transportation Consolidated Revenue Bonds, Third Issue,
4.00%, 12/15/25	5,000	5,686
Maryland State G.O. Unlimited Bonds, First Series,
4.00%, 6/1/25	1,500	1,723
4.00%, 6/1/28	2,000	2,246
Maryland State G.O. Unlimited Bonds, First Series B, Prerefunded,
4.50%, 3/15/19(2)	5,000	5,300

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Maryland - 2.4% continued
Maryland State G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/17	$10,000	$10,037
5.00%, 8/1/26	2,750	3,211
Maryland State Stadium Authority Revenue Bonds, Baltimore City Public Schools,
5.00%, 5/1/30	2,000	2,368
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 7/1/31	2,000	2,097
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/26	1,000	1,220
Saint Mary’s County G.O. Unlimited Bonds,
5.00%, 8/1/24	500	610

		64,108

Massachusetts - 2.1%
Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A, Prerefunded,
5.25%, 7/1/18(2)	145	151
5.25%, 7/1/18(2)	355	370
Massachusetts Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/34	5,000	5,767
Massachusetts State Development Finance Agency Revenue Bonds, Series A, Harvard University, Prerefunded,
5.50%, 11/15/18(2)	1,220	1,296
Massachusetts State Development Finance Agency Revenue Bonds, Series B, Harvard University, Prerefunded,
5.00%, 10/15/20(2)	2,585	2,906
Massachusetts State Development Finance Agency Revenue Bonds, Series S, Williams College Issue,
4.00%, 7/1/46	2,000	2,106
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University,
4.00%, 7/15/29	1,000	1,140
Massachusetts State G.O. Limited Bonds, Series A, Prerefunded,
5.00%, 4/1/21(2)	5,000	5,693
Massachusetts State G.O. Limited Bonds, Series E,
3.00%, 12/1/27	2,500	2,574
Massachusetts State G.O. Limited Bonds, Series F,
5.00%, 11/1/26	5,820	6,802
Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured),
5.25%, 9/1/25	3,500	4,380
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare,
5.25%, 7/1/29	5,000	5,384
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series K, Massachusetts Institute of Technology,
5.50%, 7/1/22	1,250	1,499
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University,
6.25%, 4/1/20	1,000	1,138
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Series A (AMBAC Insured), Prerefunded,
5.00%, 8/15/17(2)	4,980	5,006
5.00%, 8/15/17(2)	20	20
Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured),
5.50%, 6/1/18	500	521
5.50%, 6/1/21	500	581

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Massachusetts - 2.1% continued
Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM Insured),
5.50%, 8/1/22	$3,300	$3,952
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B,
5.00%, 8/1/26	5,000	5,550
Massachusetts State Water Resources Authority Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 7/15/19	805	837

		57,673

Michigan - 2.4%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,854
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A, (Q-SBLF Insured),
5.00%, 5/1/27	400	480
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/29	5,000	5,785
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.00%, 10/15/27	10,000	11,237
Michigan State Building Authority Revenue Refunding Bonds, Series I,
5.00%, 10/15/29	5,000	5,905
5.00%, 10/15/32	10,000	11,690
Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/25	3,970	4,678
5.00%, 10/1/29	5,000	6,076
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance,
4.75%, 10/1/23	345	346
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, William Beaumont Hospital Credit Group,
5.00%, 9/1/39	3,000	3,328
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/34	3,400	3,840
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	11,122

		66,341

Minnesota - 0.7%
Hennepin County G.O. Unlimited Bonds, Series A,
5.00%, 12/1/25	3,515	4,115
Minneapolis-Saint Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT),
5.00%, 1/1/22	2,500	2,641
Minnesota State G.O. Unlimited Bonds, Series A, Escrowed to Maturity,
5.00%, 10/1/20	75	84
Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	1,000	1,173
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
4.00%, 8/1/17	10,000	10,028
Minnesota State Various Purpose G.O. Unlimited Bonds, Prerefunded,
5.00%, 8/1/22(2)	245	288

		18,329

Mississippi - 0.8%
Mississippi State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/29	10,000	12,276
4.00%, 10/1/35	10,000	10,658

		22,934

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Missouri - 0.3%
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	$1,500	$1,860
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Escrowed to Maturity,
5.00%, 7/1/23	125	150
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Prerefunded,
5.00%, 1/1/20(2)	5	5
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Unrefunded Balance,
5.00%, 1/1/22	5,055	5,527
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(3)	2,100	1,626

		9,168

Nebraska - 0.3%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	4,571
Lincoln Electric System Revenue Refunding Bonds, Series A,
4.00%, 9/1/40	1,025	1,076
Omaha Public Power District Electric Revenue Bonds, Series B,
5.00%, 2/1/34	3,000	3,403

		9,050

Nevada - 1.8%
Clark County G.O. Limited Refunding Bonds,
5.00%, 6/1/29	5,000	6,112
Clark County G.O. Limited Tax Bank Bonds, Prerefunded,
5.00%, 6/1/18(2)	2,500	2,593
Clark County Passenger Facility Charge Revenue Refunding Bonds (AMT), Las Vegas McCarran International Airport,
5.00%, 7/1/23	2,000	2,342
5.00%, 7/1/24	1,250	1,489
Clark County School District Building G.O. Limited Refunding Bonds, Series A,
5.00%, 6/15/29	5,000	6,002
5.00%, 6/15/30	2,305	2,747
Clark County School District Building G.O. Limited Refunding Bonds, Series C,
5.00%, 6/15/27	3,000	3,601
Clark County School District G.O. Limited Bonds, Series D,
5.00%, 6/15/28	3,045	3,628
Clark County School District G.O. Limited Refunding Bonds, Series E,
5.00%, 6/15/25	3,000	3,642
Clark County School District Various Purpose Medium Term G.O. Limited Bonds,
3.00%, 6/15/25	3,930	4,019
Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C, Prerefunded,
5.00%, 6/1/18(2)	8,000	8,296
Washoe County Highway Motor Vehicle Fuel TRB,
4.75%, 2/1/21	3,400	3,588

		48,059

New Hampshire - 0.2%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Prerefunded,
5.25%, 6/1/19(2)	5,000	5,398

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
New Jersey - 0.2%
New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction,
5.00%, 3/1/27	$3,290	$3,417
New Jersey State EDA Revenue Refunding Bonds, Series XX (State Appropriation Insured),
5.00%, 6/15/20	2,500	2,639

		6,056

New Mexico - 0.2%
New Mexico State Finance Authority Revenue Bonds, Series C,
5.00%, 6/1/23	2,770	3,142
New Mexico State Finance Authority Senior Lien Public Project Revolving Revenue Refunding Bonds,
5.00%, 6/1/18	1,500	1,556
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services,
5.00%, 8/1/44	1,500	1,693

		6,391

New York - 14.2%
Hudson Yards Infrastructure Corp. Second Indenture Revenue Refunding Bonds, Series A,
5.00%, 2/15/29	11,250	13,655
5.00%, 2/15/31	6,000	7,174
4.00%, 2/15/44	10,000	10,514
Long Island Power Authority Electric System Revenue Bonds, Series A, Prerefunded,
6.25%, 4/1/19(2)	5,000	5,450
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Green Bonds, Climate Bond Certified,
5.00%, 11/15/28	3,425	4,274
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, Prerefunded,
5.00%, 11/15/19(2)	5,000	5,464
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding Bonds, Series A,
5.25%, 11/15/32	10,000	12,183
Metropolitan Transportation Authority Revenue Bonds, Series B-4,
5.00%, 11/15/19(1)	1,175	1,274
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	5,000	5,636
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D,
5.00%, 11/15/23	5,000	5,076
5.00%, 11/15/24	5,000	5,076
5.00%, 11/15/27	3,850	4,707
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,
5.25%, 11/15/28	5,000	6,087
Monroe County Industrial Development Corp. Revenue Refunding Bonds, Series B, University of Rochester Project,
5.00%, 7/1/26	2,500	3,112
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Series B, Sustainable Neighborhood (FNMA Insured),
2.95%, 2/1/26(1)	4,000	4,102
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/33	5,000	5,993
5.25%, 6/15/36	2,500	3,027
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	5,000	5,917
5.00%, 6/15/39	8,000	9,235
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Series GG-1,
5.00%, 6/15/39	5,000	5,365
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-1 (State Aid Withholding),
3.00%, 7/15/17	6,725	6,731

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
New York - 14.2% continued
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),
5.00%, 7/15/26	$10,000	$11,379
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Prerefunded,
5.00%, 11/1/17(2)	4,250	4,309
5.00%, 11/1/19(2)	5	5
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,666
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B-1,
2.00%, 8/1/18	5,000	5,059
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/23	10,380	12,247
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries F-1,
5.00%, 5/1/30	5,000	6,040
5.00%, 5/1/31	3,125	3,754
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,000	1,150
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016,
5.00%, 8/1/35	3,210	3,735
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,
5.00%, 2/1/31	3,500	4,189
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B,
5.00%, 2/1/22	2,000	2,256
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Unrefunded Balance,
5.00%, 11/1/21	4,995	5,448
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds, Series C,
5.00%, 11/1/30	2,500	3,017
New York G.O. Unlimited Bonds, Series 1,
5.00%, 8/1/20	750	835
New York G.O. Unlimited Bonds, Series D,
5.00%, 8/1/23	5,000	5,994
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Subseries C1, Fiscal 2008, Prerefunded,
5.00%, 10/1/17(2)	4,770	4,820
New York G.O. Unlimited Bonds, Subseries C1, Fiscal 2008, Unrefunded Balance,
5.00%, 10/1/22	215	217
New York G.O. Unlimited Refunding Bonds, Series E,
5.00%, 8/1/28	1,045	1,272
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded,
5.25%, 10/1/19(2)	3,910	4,276
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	1,090	1,182
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Refunding Bonds, Series A,
2/15/30(5)	20,000	24,119

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
New York - 14.2% continued
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Refunding Bonds, Series D,
5.00%, 2/15/26	$5,000	$6,168
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured),
5.50%, 3/15/30	7,040	9,385
New York State Dormitory Authority Personal Income TRB, Series A-2014, Unrefunded Balance,
5.00%, 2/15/39	1,930	2,047
New York State Dormitory Authority Personal Income TRB, Series B, Education, Prerefunded,
5.75%, 3/15/19(2)	16,000	17,265
New York State Dormitory Authority Sales TRB,
5.00%, 3/15/30	5,000	6,061
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/27	10,000	11,763
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/18	5,000	5,197
5.00%, 6/15/36	5,000	5,660
New York State Environmental Facilities Corp. Clean & Drinking Water Subordinated Revenue Refunding Bonds, New York City Municipal Water Finance Authority Projects,
5.00%, 6/15/35	3,345	4,003
New York State Environmental Facilities Corp. State Personal Income TRB, Series A, Prerefunded,
5.25%, 12/15/18(2)	9,900	10,516
New York State Environmental Facilities Corp. State Personal Income TRB, Series A, Unrefunded Balance,
5.25%, 12/15/26	100	106
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR Insured),
5.00%, 4/1/21	7,465	8,176
New York State Thruway Authority Transportation Personal Income TRB, Series A, Prerefunded,
5.25%, 9/15/17(2)	5,000	5,046
New York State Urban Development Corp. Revenue Refunding Bonds, Series D, Service Contract,
5.38%, 1/1/22	1,850	1,968
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),
5.00%, 9/1/26	1,130	1,329
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/27	10,000	12,202
5.00%, 10/15/28	5,000	6,068
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A,
5.00%, 11/15/27	1,330	1,605
Utility Debt Securitization Authority Revenue Refunding Bonds, Series A, Restructuring Bonds,
5.00%, 12/15/34	5,000	5,980
5.00%, 12/15/35	5,000	5,971
Utility Debt Securitization Authority Revenue Refunding Bonds, Series B, Restructuring Bonds,
5.00%, 6/15/20	20,000	20,739

		385,281

North Carolina - 1.1%
Charlotte COPS, Series B,
3.00%, 6/1/22	20,330	20,364
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	3,500	4,168
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 5/1/21	5,000	5,538

		30,070

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Ohio - 0.6%
Miami University Revenue Refunding Bonds,
5.00%, 9/1/21	$1,865	$2,137
Northeast Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/39	2,000	2,287
Ohio State Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 5/1/28	5,000	6,041
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/25	2,250	2,786
University of Cincinnati Receipts Revenue Bonds, Series G (NATL Insured), Prerefunded,
5.00%, 12/1/17(2)	2,075	2,111

		15,362

Oklahoma - 1.1%
Grand River Dam Authority Revenue Refunding Bonds, Series A,
5.00%, 6/1/26	10,000	12,264
Oklahoma State Turnpike Authority Revenue Bonds, Series A,
4.00%, 1/1/33	1,000	1,076
Tulsa Public Facilities Authority Revenue Bonds,
3.00%, 6/1/27	8,465	8,747
3.00%, 6/1/29	3,000	3,034
3.00%, 6/1/30	5,000	5,016

		30,137

Oregon - 2.0%
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/26	5,000	6,204
5.00%, 6/15/28	2,000	2,482
5.00%, 6/15/31	5,000	6,047
Oregon State Board Education G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 8/1/20(2)	40	45
Oregon State Board Education G.O. Unlimited Bonds, Series A, Unrefunded Balance,
5.00%, 8/1/23	4,440	4,941
Oregon State Department of Administrative Services Lottery Revenue Bonds, Series A,
5.00%, 4/1/29	4,290	5,281
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 11/15/30	4,950	5,868
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 11/15/20	10,000	10,154
Oregon State G.O. Unlimited Bonds, Series A, Article IX-Q State Project,
5.00%, 5/1/26	2,710	3,381
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/26	3,565	4,433
Washington Clackamas & Yamhill Counties Sherwood School District No. 88J G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/46(3)	10,000	2,811
Washington County G.O. Limited Bonds,
5.00%, 3/1/25	1,500	1,847

		53,494

Pennsylvania - 1.1%
Geisinger Authority Health System Revenue Refunding Bonds, Series A-2,
4.00%, 2/15/39	12,165	12,578
Montgomery County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/22	915	1,063

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Pennsylvania - 1.1% continued
Neshaminy School Disaster G.O. Limited Bonds, Series B (State Aid Withholding),
5.00%, 11/1/34	$7,290	$8,467
Northampton County General Purpose Authority College Revenue Refunding Bonds, Lafayette College,
5.00%, 11/1/34	3,000	3,539
Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/38	5,000	5,618

		31,265

Rhode Island - 0.6%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	2,630	3,036
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
5.00%, 8/1/21	1,000	1,143
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/17	10,000	10,036
Rhode Island State Clean Water Finance Agency Pollution Control Subordinated Revenue Refunding Bonds, Subseries A,
5.00%, 10/1/21	2,880	3,225

		17,440

South Carolina - 1.0%
Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 11/1/23	2,500	2,871
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	4,915	5,949
Scago Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	590
South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded,
5.50%, 1/1/19(2)	950	1,013
5.50%, 1/1/19(2)	11,050	11,787
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A,
5.00%, 12/1/33	5,000	5,611

		27,821

Tennessee - 0.9%
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,124
Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds, Series C,
5.00%, 7/1/26	10,000	12,208
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Unrefunded Balance,
5.00%, 7/1/24	4,600	5,095
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series B2,
3.70%, 7/1/36	2,250	2,280
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program,
3.75%, 1/1/19	440	452
4.05%, 7/1/20	450	478
4.13%, 7/1/21	1,550	1,627

		23,264

Texas - 4.6%
Alvin Independent Schoolhouse District G.O. Unlimited Bonds, Series B (PSF-Gtd.),
0.95%, 8/15/18(1)	3,000	2,986
Austin G.O. Limited Refunding Bonds,
5.00%, 9/1/26	3,980	4,880

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Texas - 4.6% continued
Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/22	$100	$116
Crowley Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 8/1/25	2,390	2,941
Ector County Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/15/26	4,020	4,905
Frisco Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
4.00%, 8/15/36	5,835	6,234
Garland Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/24	10,000	11,267
Houston G.O. Limited TRANS,
6/29/18(5)	10,000	10,393
Houston Higher Education Finance Corp. Revenue Bonds, Series B, Rice University Project, Prerefunded,
4.50%, 11/15/17(2)	2,500	2,534
Houston Independent Schoolhouse District G.O. Limited Bonds, Series A-2 (PSF-Gtd.),
3.00%, 6/1/19(1)	5,000	5,159
Houston Utility System Revenue Refunding Bonds, Series B, First Lien,
5.00%, 11/15/32	2,000	2,373
5.00%, 11/15/33	5,000	5,906
Katy Independent School District G.O. Unlimited Bonds, (PSF-Gtd.),
4.00%, 2/15/47	2,500	2,626
Lamar Consolidated Independent Schoolhouse District Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.),
1.05%, 8/15/18(1)	2,000	1,999
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series (AGM Insured), Escrowed to Maturity,
4.75%, 1/1/28	6,175	7,274
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded,
5.50%, 5/15/19(2)	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded,
5.50%, 5/15/19(2)	80	86
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded,
5.50%, 5/15/19(2)	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Prerefunded,
5.50%, 5/15/19(2)	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Unrefunded Balance,
5.50%, 5/15/33	1,905	2,044
North East Texas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/1/26	10,445	12,737
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier (BHAC-CR Insured), Prerefunded,
5.75%, 1/1/18(2)	10,000	10,242
Texas State A&M University Financing System Revenue Bonds, Series D,
5.00%, 5/15/27	5,000	5,883
Texas State A&M University Financing System Revenue Refunding Bonds, Series E,
5.00%, 5/15/26	3,200	3,971
Texas State A&M University Financing System Taxable Revenue Refunding Bonds, Series B,
3.25%, 5/15/19	2,750	2,834
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
4.00%, 10/1/17	5,000	5,041
Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/23	70	84

NORTHERN FUNDS QUARTERLY REPORT    17    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Texas - 4.6% continued
Texas State Transportation Commission Mobility Fund G.O. Unlimited Refunding Bonds,,
5.00%, 10/1/30	$5,000	$6,123
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, First Tier,
5.00%, 10/1/25	1,175	1,453
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B,
5.00%, 7/1/25	2,000	2,414

		124,520

Utah - 0.8%
Intermountain Power Agency Power Supply Subordinated Revenue Refunding Bonds, Series A (AMBAC Insured), Partially Escrowed to Maturity,
5.00%, 7/1/17	5,000	5,001
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/26	1,500	1,815
5.00%, 7/1/27	2,000	2,437
Utah State G.O. Unlimited Bonds,
5.00%, 7/1/23	5,000	5,872
Utah State G.O. Unlimited Refunding Bonds,
5.00%, 7/1/25	5,000	6,146
Utah State Water Finance Agency Loan Financing Program Revenue Bonds, Series A,
3/1/33(5)	1,750	1,886

		23,157

Vermont - 0.1%
Vermont State G.O. Unlimited Bonds, Series B,
5.00%, 8/15/22	1,425	1,679

Virginia - 1.6%
Arlington County G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/15/17	8,805	8,841
Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	3,465	4,156
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/22	1,360	1,572
Richmond G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 3/1/24	5,000	5,935
Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds,
5.00%, 7/1/28	5,000	6,084
Virginia State G.O. Unlimited Bonds, Series A,
5.00%, 6/1/19	1,000	1,074
Virginia State Public School Authority School Financing 1997 Resolution Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/17	5,000	5,018
Virginia State Public School Authority Special Obligation Prince William County Revenue Refunding Bonds (State Aid Withholding),
5.00%, 8/1/17	5,740	5,761
Virginia State Public School Authority Special Obligation Prince William Revenue Bonds (State Aid Withholding),
5.00%, 8/1/17	4,925	4,943
Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.50%, 10/1/22	1,000	1,205

		44,589

Washington - 0.7%
Central Puget Sound Regional Transportation Authority Sales & TRB, Series A, Prerefunded,
5.00%, 11/1/17(2)	6,000	6,084
Clark County School District No. 122 Ridgefield G.O. Unlimited Bonds (School Board Guaranty Program),
4.00%, 12/1/34	2,105	2,255

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Washington - 0.7% continued
Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien,
5.00%, 2/1/18	$1,000	$1,023
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services,
5.25%, 10/1/39	4,000	4,303
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	3,000	3,461
Washington State Various Purpose G.O. Unlimited Bonds, Series 2010E,
4.00%, 2/1/26	1,395	1,485

		18,611

Wisconsin - 2.0%
Madison G.O. Unlimited Refunding Promissory Notes, Series A,
1.50%, 10/1/17	1,080	1,082
Wisconsin State Environmental Improvement Fund Taxable Revenue Notes, Series B,
1.30%, 6/1/18	25,000	25,040
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/26	10,350	12,601
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Froedtert Health, Inc. Obligated Group,
4.00%, 4/1/39	2,000	2,039
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	796
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group,
4.00%, 11/15/34	5,000	5,147
4.00%, 11/15/36	3,000	3,074
Wisconsin State, G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 11/1/30	5,000	5,996

		55,775

Total Municipal Bonds (Cost $2,333,526)		2,380,840

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 12.1%
Northern Institutional Funds - Municipal Portfolio, 0.72%(7) (8)	125,000,000	$125,000
Northern Institutional Funds - U.S. Government Portfolio, 0.77%(7) (8)	204,123,660	204,124

Total Investment Companies (Cost $329,124)		329,124

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 5.4%
California State Floating G.O. Unlimited Bonds, Series A-2 (Bank of Montreal LOC),
0.60%, 7/3/17(1)	$7,200	$7,200
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University,
0.80%, 7/26/17(1)	10,000	10,000
Fulton County G.O. Unlimited TANS,
2.00%, 12/29/17	40,000	40,226
Los Angeles Department of Water & Power Variable Revenue Refunding Bonds, Subseries B-5,
0.88%, 7/10/17(1)	2,500	2,500
Maryland State G.O. Unlimited Refunding Bonds, First Series B,
4.50%, 8/1/17	5,660	5,678
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series Y, Harvard University Issue,
0.92%, 7/10/17(1)	10,000	10,000
Metropolitan Transportation Authority Revenue BANS, Series A-1A,
2.00%, 8/1/17	15,000	15,014

NORTHERN FUNDS QUARTERLY REPORT    19    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 5.4% continued
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascension Health,
2.00%, 5/30/18(1)	$2,905	$2,924
Milwaukee RANS, Series R3,
4.00%, 12/21/17	10,000	10,151
New York Adjustable G.O. Unlimited Bonds, Subseries A-4, Fiscal 2017 (Citibank LOC),
0.89%, 7/10/17(1)	2,000	2,000
San Antonio Independent School District Variable G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
2.00%, 8/1/17(1)	9,835	9,843
Santa Clara Unified School District G.O. Unlimited Bonds,
5.00%, 7/1/17	10,480	10,481
Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-2 (Wells Fargo Bank LOC),
0.83%, 7/3/17(1)	10,415	10,415
University of North Carolina Chapel Hill Variable Revenue Bonds, Series C,
0.90%, 7/10/17(1)	8,890	8,890

Total Short-Term Investments (Cost $145,336)		145,322

Total Investments - 104.9% (Cost $2,807,986)		2,855,286

Liabilities less Other Assets - (4.9%)		(132,634)

NET ASSETS - 100.0%		$2,722,652

(1)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the puttable date.
(2)	Maturity date represents the prerefunded date.
(3)	Zero coupon bond.
(4)	Step coupon bond. Rate as of June 30, 2017 is disclosed.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2017.
(6)	When-Issued Security. Coupon rate is not in effect at June 30, 2017. Maturity date represents the puttable date.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	15.9%
AA	52.2
A	13.3
A1+ (Short Term)	6.2
BBB	0.3
Not Rated	0.6
Cash Equivalents	11.5

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY TABLE	% OF INVESTMENTS
Financials	11.5%
General	15.8
General Obligation	27.4
Higher Education	5.0
School District	8.4
Transportation	6.9
Water	10.6
All other sectors less than 5%	14.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$2,380,840	$—	$2,380,840
Investment Companies	329,124	—	—	329,124
Short-Term Investments	—	145,322	—	145,322

Total Investments	$329,124	$2,526,162	$—	$2,855,286

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,808,118

Gross tax appreciation of investments	$54,609
Gross tax depreciation of investments	(7,441)

Net tax appreciation of investments	$47,168

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Municipal Portfolio	$125,000	$—	$—	$247	$125,000
Northern Institutional Funds - U.S. Government Portfolio	117,686	561,812	475,374	197	204,124

Total	$242,686	$561,812	$475,374	$444	$329,124

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Agency

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

MFH - Multi Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    21    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.7%
Alabama - 0.6%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Refunding Bonds, Series B,
5.00%, 9/1/23	$5,000	$5,981

Arizona - 2.1%
Chandler Excise TRB,
5.00%, 7/1/17	1,500	1,500
Chandler G.O. Limited Refunding Bonds,
4.00%, 7/1/21	4,000	4,420
Glendale Water & Sewer Revenue Bonds, Subordinate Lien Obligations (NATL Insured), Prerefunded,
5.00%, 7/1/17(1)	140	140
Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series C,
2.00%, 7/1/18	5,000	5,050
Maricopa County School District No. 6 Washington Elementary G.O. Unlimited Bonds, Series E,
1.00%, 7/1/17	775	775
Maricopa County Unified School District No. 4 Mesa G.O. Limited Refunding Bonds,
4.00%, 7/1/19	2,000	2,112
Maricopa County Unified School District No. 93 Cave Creek G.O. Unlimited Bonds, Series A, School Improvement Project of 2014 (BAM Insured),
4.00%, 7/1/17	1,190	1,190
Pima County Street & Highway Revenue Bonds,
4.50%, 7/1/17	150	150
Pinal County Obligation Revenue Bonds,
5.00%, 8/1/21	2,505	2,840
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, Prerefunded,
5.00%, 1/1/18(1)	1,500	1,531
Scottsdale G.O. Limited Refunding Bonds,
3.00%, 7/1/22	2,000	2,148
Tempe G.O. Unlimited Bonds, Series A,
2.00%, 7/1/17	250	250

		22,106

California - 9.9%
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Escrowed to Maturity,
5.00%, 12/1/21	90	104
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Unrefunded Balance,
5.00%, 12/1/21	8,910	10,346
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System,
5.00%, 10/18/22(2)	2,500	2,906
California State School Cash Reserve Program Authority Revenue Notes, Series B,
6/29/18(3)	5,000	5,106
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/18	10,000	10,506
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 11/1/20	8,000	8,986
Clovis Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/20	1,000	1,117
Desert Sands Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/22	1,000	1,178
Elk Grove Unified School District Refunding COPS (BAM Insured),
5.00%, 2/1/18	2,415	2,472
Golden Empire Schools Financing Authority Lease Revenue Notes, Kern High School District,
4.00%, 5/1/18	2,225	2,278

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.7% continued
California - 9.9% continued
Jefferson Union High School District San Mateo County G.O. Unlimited Bonds, Series A, Election of 2014 (AGM Insured),
4.00%, 8/1/17	$3,055	$3,064
Los Angeles County G.O. Unlimited TRANS,
6/29/18(3)	6,640	6,908
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
5.00%, 7/1/19	5,000	5,398
Los Angeles G.O. Unlimited TRANS,
6/28/18(3)	5,000	5,201
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/25	10,000	12,417
San Diego Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/25	5,175	6,442
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.13%, 4/1/19(1)	5,000	5,357
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
5.00%, 11/1/24	4,190	5,158
San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C,
5.00%, 6/15/18	1,385	1,440
San Jose Evergreen Community College District G.O. Unlimited Refunding Bonds,
5.00%, 9/1/22	4,000	4,738
Sequoia Union High School District G.O. Unlimited Bonds,
4.00%, 7/1/25	1,725	2,014
Twin Rivers Unified School District G.O. Unlimited Refunding Bonds, Series A (AGM Insured),
5.00%, 8/1/23	1,000	1,192
Twin Rivers Unified School District G.O. Unlimited Refunding Bonds, Series B (AGM Insured),
5.00%, 8/1/23	515	614

		104,942

Colorado - 0.9%
Adams Co. 12 Five Star Schools G.O. Unlimited Refunding Bonds, Series B (State Intercept Program),
5.00%, 12/15/19	1,625	1,779
Colorado State Refunding COPS, Series A, UCDHSC Fitzsimons Academic Projects,
5.00%, 11/1/17	1,875	1,901
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded,
6.00%, 9/1/19(1)	5,000	5,525

		9,205

Connecticut - 2.7%
Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion,
5.00%, 10/15/20	8,000	8,812
Connecticut State G.O. Unlimited Bonds, Series F,
5.00%, 11/15/23	3,900	4,515
Connecticut State G.O. Unlimited Refunding Bonds, Series G,
5.00%, 11/1/20	3,500	3,860
Connecticut State G.O. Unlimited Refunding Bonds, Series H,
5.00%, 11/15/20	2,500	2,759
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series 2013 A, Yale University,
1.00%, 7/1/19(2)	1,175	1,169
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A,
5.00%, 9/1/21	4,425	4,993

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.7% continued
Connecticut - 2.7% continued
University of Connecticut Revenue Refunding Bonds, Series A,
2.50%, 1/15/18	$2,075	$2,091

		28,199

Delaware - 0.3%
New Castle County G.O. Unlimited Refunding Bonds,
5.00%, 10/1/18	3,445	3,619

Florida - 2.4%
Cape Coral Utility Improvement Special Assessment Refunding Bonds, Various Areas (AGM Insured),
1.40%, 9/1/18	750	750
Clay County Infrastructure Sales Surtax Revenue Bonds (AGC Insured),
5.25%, 10/1/17	4,600	4,647
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/23	3,845	4,598
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/20	5,000	5,548
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E,
5.00%, 6/1/23	4,900	5,860
JEA Electric System Revenue Bonds, Series Three A,
5.00%, 10/1/17	940	950
JEA Electric System Revenue Refunding Bonds, Series A-Three,
5.00%, 10/1/19	1,275	1,384
Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds,
5.00%, 10/1/21	1,000	1,147

		24,884

Georgia - 2.9%
Atlanta & Fulton County Recreation Authority Revenue Refunding & Park Improvement Bonds, Series A,
5.00%, 12/1/19	380	414
Atlanta Water & Wastewater Revenue Refunding Bonds, Series B,
5.00%, 11/1/17	2,245	2,276
Cherokee County School System G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 8/1/20	2,160	2,407
Cherokee County School System G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 8/1/20	1,000	1,114
5.00%, 8/1/21	3,285	3,763
DeKalb County Water & Sewerage Revenue Refunding Bonds, Second Resolution,
5.00%, 10/1/20	1,250	1,396
Forsyth County School District G.O. Unlimited Bonds,
5.00%, 2/1/19	1,000	1,063
5.00%, 2/1/20	1,000	1,100
Fulton County Facilities Corp. COPS, Public Purpose Project,
5.00%, 11/1/18	2,505	2,634
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A,
5.00%, 6/1/18	5,000	5,182
Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/19	5,270	5,696
Macon-Bibb County Sales Tax G.O. Unlimited Bonds,
5.00%, 12/1/23	1,500	1,794
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series B, Third Indenture,
5.00%, 7/1/17	750	750
Private Colleges & Emory University Authority Revenue Refunding Bonds, Series B,
5.00%, 10/1/20	1,220	1,369

		30,958

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.7% continued
Hawaii - 2.4%
Hawaii State G.O. Unlimited Bonds, Series EH,
5.00%, 8/1/19	$3,810	$4,118
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,000	5,764
Hawaii State G.O. Unlimited Refunding Bonds, Series EZ,
5.00%, 10/1/23	8,000	9,595
Honolulu City & County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 10/1/21	5,000	5,762

		25,239

Idaho - 0.9%
Ada & Canyon Counties Joint School District No. 2 Meridian G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 8/15/17	350	352
Blaine County G.O. Unlimited Bonds, Series A (AGC Insured), Prerefunded,
4.10%, 8/1/17(1)	695	697
Canyon County School District No. 134 Middleton G.O. Unlimited Refunding Bonds (Idaho Sales Tax Guaranty Insured),
5.00%, 9/15/20	1,045	1,171
Idaho State G.O. Unlimited TANS,
6/29/18(3)	5,000	5,149
Twin Falls County School District No. 411 G.O. Unlimited Refunding Bonds, Series C (Idaho Sales Tax Guaranty Insured),
5.00%, 9/15/17	1,945	1,962

		9,331

Illinois - 2.7%
Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/22	1,150	1,335
Cook County Community High School District No. 228 Bremen G.O. Limited Bonds, Series B,
5.00%, 12/1/17	1,500	1,525
Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 12/1/20(1)	500	564
DuPage County Community High School District No. 108 G.O. Unlimited Refunding Bonds,
4.00%, 1/1/19	1,000	1,040
Illinois State Finance Authority Clean Water Initiative Revenue Bonds,
5.00%, 7/1/17	1,025	1,025
5.00%, 7/1/19	5,440	5,856
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A,
5.00%, 12/1/19	3,500	3,806
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series B,
5.00%, 12/1/17	3,000	3,051
5.00%, 12/1/18	1,000	1,054
Madison Macoupin Counties Community College District No. 536 G.O. Limited Bonds, Lewis and Clark Community Project, Prerefunded (AGM Insured),
5.00%, 11/1/17(1)	1,280	1,298
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured),
5.00%, 2/1/21	6,260	6,947
Tinley Park G.O. Unlimited Bonds,
4.00%, 12/1/17	470	476

		27,977

Indiana - 0.9%
Crown Point Multi-School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program),
5.00%, 7/15/24	1,025	1,231
Hamilton South Eastern Consolidated School Building Corp. First Mortgage Revenue Bonds, Series B (AGM Insured State Aid Withholding), Prerefunded,
5.00%, 7/15/17(1)	700	701

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.7% continued
Indiana - 0.9% continued
Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group,
2.95%, 10/1/22	$1,750	$1,849
Indiana State Finance Authority Highway Revenue Refunding Bonds, Series C,
5.00%, 12/1/23	1,500	1,805
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A,
5.00%, 1/1/21	1,490	1,681
Sunman Dearborn Intermediate School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program),
3.00%, 7/15/17	900	901
4.00%, 1/15/18	1,335	1,356

		9,524

Kansas - 1.4%
Johnson County Internal Improvement G.O. Unlimited Bonds, Series A,
5.00%, 9/1/21	835	961
Johnson County Unified School District No. 233 G.O. Unlimited Bonds, Series A,
5.00%, 9/1/24	1,000	1,213
Leawood G.O. Unlimited Temporary Notes, Series 1,
2.00%, 9/1/17	10,000	10,020
Wichita G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/18	2,230	2,335

		14,529

Kentucky - 1.2%
Kentucky State Property & Buildings Commission Revenues Refunding Bonds, Series B, Project No. 112 (State Appropriation Insured),
5.00%, 11/1/24	4,400	5,240
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue BANS, Series E-1,
3.00%, 11/1/18	1,000	1,023
Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series A, Revitalization Projects,
5.00%, 7/1/18	4,500	4,676
Western Kentucky University General Receipts Revenue Bonds, Series A (NATL Insured), Prerefunded,
4.20%, 9/1/17(1)	2,000	2,012

		12,951

Louisiana - 0.1%
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project,
5.00%, 10/1/24	1,200	1,422

Maryland - 5.9%
Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,
5.00%, 4/1/18	2,915	3,004
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 8/1/19	5,000	5,404
Baltimore County Consolidated Public Improvements G.O. Unlimited Refunding Bonds,
5.00%, 8/1/22	6,410	7,546
Baltimore County Metropolitan District 77th Issue G.O. Unlimited Bonds,
5.00%, 8/1/23	1,395	1,677
Baltimore County Public Improvement G.O. Unlimited Bonds,
5.00%, 2/1/19	5,000	5,312
Baltimore Wastewater Projects Revenue Bonds, Series C,
5.00%, 7/1/21	1,330	1,518
Baltimore Water Project Revenue Bonds, Series A,
5.00%, 7/1/20	1,000	1,111
Charles County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 7/15/17	1,470	1,473
5.00%, 10/1/20	1,935	2,173
5.00%, 10/1/21	2,035	2,352

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.7% continued
Maryland - 5.9% continued
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Escrowed to Maturity,
4.00%, 8/1/20	$235	$255
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Unrefunded Balance,
4.00%, 8/1/20	4,985	5,409
Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/19	3,735	3,973
Maryland State & Local Facilities G.O. Unlimited Bonds, Second Series A, Prerefunded,
5.00%, 8/15/17(1)	625	628
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series,
4.50%, 8/1/20	3,000	3,301
Maryland State Department of Transportation Consolidated Revenue Bonds,
5.00%, 2/1/22	10,000	11,622
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 3/15/23	5,000	5,963

		62,721

Massachusetts - 1.2%
Boston G.O. Unlimited Bonds, Series A,
5.00%, 4/1/24	1,250	1,523
Massachusetts State G.O. Limited Bonds, Series B, Consolidated Loan ,
4.00%, 8/1/17	350	351
Massachusetts State G.O. Limited Bonds, Series B, Consolidated Loan, Green Bonds,
5.00%, 4/1/25	4,300	5,264
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 8/1/19	1,000	1,080
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds , Series C ,
5.00%, 8/15/24	1,160	1,414
Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured), Escrowed to Maturity,
5.00%, 8/15/17	600	603
Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured), Prerefunded,
5.00%, 8/15/17(1)	400	402
Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM Insured),
5.50%, 8/1/20	2,000	2,260

		12,897

Michigan - 1.6%
Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/20	800	882
Kentwood Public Schools G.O. Unlimited Refunding Bonds,
4.00%, 5/1/18	2,340	2,396
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/17	1,100	1,113
Michigan State Finance Authority Clean Water State Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	2,805	3,143
Michigan State Finance Authority State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/19	2,755	2,994
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Refunding Bonds, Series B,
5.00%, 7/1/22	375	375
Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds,
5.00%, 10/1/19	1,635	1,777
Thornapple Kellogg School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/19	325	348

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.7% continued
Michigan - 1.6% continued
University of Michigan Revenue Refunding Bonds, Series A,
5.00%, 4/1/20	$1,350	$1,493
Utica Community Schools Building & Site G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/19	1,340	1,431
Western Michigan University General Revenue Refunding Bonds,
5.00%, 11/15/19	850	923

		16,875

Minnesota - 3.8%
Edina Independent School District No. 273 Building G.O. Unlimited Refunding Bonds, Series B (School District Credit Program),
5.00%, 2/1/18	4,310	4,413
Hastings Independent School District No. 200 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/21	1,550	1,748
Hennepin County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/1/21	3,000	3,476
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Wastewater G.O. Unlimited Refunding Bonds, Series E,,
5.00%, 9/1/21	3,350	3,856
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/21	4,000	4,589
Minnesota State Rural Water Finance Authority Public Project Construction Revenue Notes,
2.00%, 10/1/17	4,000	4,010
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 10/1/21	2,030	2,339
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
5.00%, 10/1/19	10,075	10,945
Olmsted County G.O. Unlimited Bonds, Series A,
4.00%, 2/1/21	1,545	1,693
Park Rapids Independent School District No. 309 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/20	1,410	1,544
Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/1/19	1,475	1,567

		40,180

Missouri - 0.8%
Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	3,025	3,675
Jackson County Reorganized School District No. 7 Lees Summit G.O. Unlimited Refunding Bonds,
3.00%, 3/1/18	1,365	1,384
Springfield Public Utility Revenue Refunding Bonds,
5.00%, 8/1/21	3,000	3,438

		8,497

Nebraska - 0.2%
Omaha Public Power District Electric System Revenue Refunding Bonds, Series B,
5.00%, 2/1/19	2,000	2,124

Nevada - 1.0%
Clark County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 6/15/18	2,215	2,299
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series C,
5.00%, 9/15/21	3,260	3,741
Nevada State G.O. Limited Bonds, Series A,
5.00%, 8/1/21	2,585	2,960
Washoe County School District G.O. Limited Tax Refunding Bonds, Series A,
4.00%, 6/1/19	1,825	1,923

		10,923

New Hampshire - 0.2%
Portsmouth Capital Improvement Loan G.O. Unlimited Bonds,
5.00%, 6/1/21	1,590	1,820

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.7% continued
New Jersey - 2.4%
Burlington County Bridge Commission Lease Revenue Notes, Series A,
2.00%, 4/24/18	$5,905	$5,945
Burlington County G.O. Unlimited Bonds, Series A,
2.50%, 1/15/24	2,100	2,148
New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Escrowed to Maturity,
5.00%, 9/1/18	7,775	8,132
New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Unrefunded Balance,
5.00%, 9/1/18	1,325	1,369
New Jersey State Housing & Mortgage Finance Agency Multifamily Revenue Refunding Bonds, Series B,
2.00%, 5/1/21	2,000	2,011
Somerset County G.O. Unlimited Bonds,
2.00%, 7/15/17	510	510
Union County G.O. Unlimited Bonds, Escrowed to Maturity,
3.00%, 3/1/19	80	83
Union County G.O. Unlimited Bonds, Series B,
2.00%, 3/1/20	500	510
Union County G.O. Unlimited Bonds, Series B, Escrowed to Maturity,
3.00%, 3/1/20	55	58
Union County G.O. Unlimited Bonds, Series B, Unrefunded Balance,
3.00%, 3/1/20	147	154
Union County G.O. Unlimited Bonds, Unrefunded Balance,
3.00%, 3/1/19	4,235	4,371
Union County Vocational Technology School G.O. Unlimited Bonds (School Board Resource Fund Insured),
3.00%, 3/1/18	460	466

		25,757

New Mexico - 2.4%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B,
5.00%, 7/1/21	1,675	1,919
Albuquerque General Purpose G.O. Unlimited Bonds, Series A,
4.00%, 7/1/17	5,050	5,051
New Mexico State Finance Authority Revenue Refunding Bonds, Series E,
5.00%, 6/1/20	2,845	3,155
New Mexico State Severance Tax Revenue Refunding Bonds, Series D,
5.00%, 7/1/17	10,000	10,001
New Mexico State University Revenue Refunding & Improvement Bonds, Series B,
5.00%, 4/1/18	2,615	2,693
5.00%, 4/1/19	2,710	2,887

		25,706

New York - 4.7%
Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 5/1/18	4,015	4,085
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.00%, 11/15/17	2,235	2,270
Metropolitan Transportation Authority Revenue Bonds, Subseries A-1,
5.00%, 11/15/18	3,540	3,734
Monroe County Industrial Development Agency School Facilities Revenue Bonds, Rochester Schools Modernization (State Aid Withholding),
5.00%, 5/1/18	1,000	1,034
New York G.O. Unlimited Bonds, Series G,
5.00%, 8/1/17	800	803
5.00%, 8/1/19	5,000	5,393
New York G.O. Unlimited Bonds, Subseries 1, Escrowed to Maturity,
5.00%, 8/1/17	35	35
New York G.O. Unlimited Bonds, Subseries 1, Unrefunded Balance,
5.00%, 8/1/17	305	306

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.7% continued
New York - 4.7% continued
New York G.O. Unlimited Bonds, Subseries G-1,
5.00%, 4/1/21	$1,475	$1,673
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (AGC State Aid Withholding),
5.00%, 10/1/17	2,880	2,910
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A,
5.00%, 2/15/21	4,650	5,255
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Refunding Bonds, Series A,
2/15/23(3)	10,000	11,827
New York State Environmental Facilities Corp. Clean & Drinking Water Subordinated Revenue Refunding Bonds, New York City Municipal Water Finance Authority Projects,
5.00%, 6/15/24	1,525	1,868
New York State Urban Development Corp. Personal Income TRB, Series D,
5.00%, 3/15/20	2,850	3,139
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/21	4,750	5,381

		49,713

North Carolina - 0.9%
Forsyth County G.O. Unlimited Bonds,
5.00%, 5/1/20	890	985
Mecklenburg County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/1/19	3,410	3,696
Wake County School G.O. Unlimited Bonds, Series A,
5.00%, 2/1/18	5,100	5,222

		9,903

Ohio - 2.7%
Columbus G.O. Unlimited Bonds, Series A,
2.00%, 8/15/20	1,375	1,409
Columbus G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 7/1/19	5,000	5,386
Columbus Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/15/19	2,550	2,758
Cuyahoga County Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/21	1,115	1,289
Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 11/1/20	750	839
Hamilton City School District Various Purpose G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 12/1/20	1,770	1,981
Hamilton County Sales Tax Revenue Refunding Bonds, Series A,
3.00%, 12/1/17	3,000	3,027
Hamilton County Sewer System Revenue Refunding Bonds, Series A,
5.00%, 12/1/17	1,150	1,170
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 6/15/19	5,000	5,379
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/17	380	384
5.00%, 9/15/21	2,350	2,705
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 6/1/19	2,000	2,151

		28,478

Oregon - 2.5%
Clackamas County G.O. Unlimited Bonds, Series B,
5.00%, 6/1/25	1,425	1,753
Klamath Falls City Schools G.O. Unlimited Bonds, Series A (School Board Guaranty Program),
5.00%, 6/15/21	1,925	2,194

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.7% continued
Oregon - 2.5% continued
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/24	$3,915	$4,748
Oregon State Board Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/17	2,380	2,389
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series C,
5.00%, 4/1/22	2,000	2,334
Oregon State G.O. Unlimited Bonds, Series L,
5.00%, 11/1/20	1,740	1,954
5.00%, 11/1/21	905	1,044
Oregon State University System G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/20	2,020	2,252
Portland G.O. Unlimited Bonds, Series A, Public Safety Project,
5.00%, 6/15/22	1,165	1,368
Tri-County Metropolitan Transportation District Payroll Tax & Grant Receipt Revenue Bonds,
4.00%, 11/1/17	4,440	4,449
Tualatin Hills Park & Recreation District G.O. Unlimited Refunding Bonds,
5.00%, 6/1/20	1,665	1,848

		26,333

Pennsylvania - 0.6%
Bethlehem Area School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
5.00%, 2/1/23	1,055	1,225
Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding),
3.00%, 10/15/18	300	307
Pennsylvania State G.O. Unlimited Bonds, Second Series A, Prerefunded,
5.00%, 8/1/17(1)	150	151
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania, Escrowed to Maturity,
5.00%, 9/1/17	5,000	5,036

		6,719

Rhode Island - 0.0%
Rhode Island State Turnpike & Bridge Authority Motor Fuel Tax Revenue Refunding Bonds, Series A,
5.00%, 10/1/17	250	253

South Carolina - 1.8%
Charleston County Sales Tax G.O. Unlimited Bonds, Prerefunded,
4.50%, 11/1/17(1)	500	506
Clover School District No. 2 G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/22	1,820	2,113
Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/18	5,705	5,863
Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured),
5.00%, 3/1/19	2,120	2,257
Richland County School District No. 1 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured),
5.00%, 3/1/21	2,000	2,266
Spartanburg County School District No. 1 G.O. Unlimited Refunding Bonds, Series D (SCSDE Insured),
5.00%, 3/1/20	2,040	2,243
5.00%, 3/1/21	2,300	2,599
York County School District No. 1 G.O. Unlimited Bonds, Series A (SCSDE Insured), Prerefunded,
5.25%, 3/1/19(1)	1,330	1,423

		19,270

Tennessee - 0.6%
Clarksville Electric System Revenue Bonds (XLCA Insured), Prerefunded,
5.00%, 9/1/17(1)	3,000	3,021

TAX-EXEMPT FIXED INCOME FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.7% continued
Tennessee - 0.6% continued
Tennessee State School Bond Authority Revenue Refunding Bonds, Higher Educational Facilities Second Program (State Intercept Program),
5.00%, 11/1/21	$2,125	$2,452
Williamson County District School G.O. Unlimited Bonds, Series A,
5.00%, 4/1/20	1,000	1,104

		6,577

Texas - 4.2%
Brownsville G.O. Limited Refunding Bonds,
4.00%, 2/15/18	150	153
Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	1,125	1,321
Eagle Mountain & Saginaw Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
2.00%, 8/1/19(2)	2,500	2,534
Houston Independent School District G.O. Limited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/24	3,800	4,595
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/23	2,500	2,960
Houston Independent Schoolhouse District G.O. Limited Bonds, Series A-2 (PSF-Gtd.),
3.00%, 6/1/19(2)	2,250	2,322
Irving G.O. Limited Refunding & Improvement Bonds,
5.50%, 9/15/17	2,000	2,019
Lamar Consolidated Independent Schoolhouse District Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.),
1.05%, 8/15/18(2)	3,500	3,499
Laredo G.O. Limited Refunding Bonds,
5.00%, 2/15/23	3,595	4,228
North Texas Tollway Authority Revenue Refunding Bonds, Series F, Second Tier, Prerefunded,
5.75%, 1/1/18(1)	4,550	4,660
Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
2.13%, 8/1/20(2)	2,300	2,302
Northside Texas Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.), Prerefunded,
5.00%, 8/15/17(1)	350	352
Northside Texas Independent School District Building G.O. Unlimited Refunding Bonds, Unrefunded Balance (PSF-Gtd.),
5.00%, 8/15/18	300	301
Plano Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/23	5,000	5,920
Richardson G.O. Limited Refunding Bonds,
4.00%, 2/15/18	1,000	1,019
Texas State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/17	1,500	1,516
Texas State PFA G.O. Unlimited Bonds, Prerefunded,
5.00%, 10/1/17(1)	500	505
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/18	3,620	3,804
West Harris County Regional Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 12/15/21	500	575

		44,585

Utah - 1.1%
Box Elder County School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 7/15/23	1,000	1,192
Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program),
5.00%, 6/1/18	7,540	7,821

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.7% continued
Utah - 1.1% continued
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 10/1/19(1)	$425	$462
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Unrefunded Balance,
5.00%, 10/1/27	45	49
5.00%, 10/1/28	30	32
Tooele County School District G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 6/1/19	1,675	1,800

		11,356

Virginia - 8.0%
Arlington County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 2/15/18	255	262
5.00%, 2/15/19	3,305	3,516
Fairfax County EDA Lease Revenue Refunding Bonds, Joint Public Uses Complex Project,
5.00%, 5/15/20	6,620	7,326
Loudoun County G.O. Unlimited Bonds, Series B,
5.00%, 11/1/17	10,000	10,141
Loudoun County Public Improvement G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
4.00%, 12/1/17	1,010	1,024
Lynchburg Public Improvement G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 6/1/18	2,990	3,103
Norfolk G.O. Unlimited Refunding Bonds, Series B,
5.00%, 10/1/25	1,275	1,573
Norfolk G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/22	4,100	4,805
Virginia State College Building Authority Educational Facilities Public Higher Education Revenue Refunding Bonds, Series B (State Intercept Program),
5.00%, 9/1/23	4,290	5,131
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series D, 21st Century College (State Intercept Program),
5.00%, 2/1/23	1,285	1,521
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
5.00%, 5/15/18	3,465	3,587
5.00%, 5/15/20	8,170	9,044
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/22	3,505	4,112
Virginia State Public School Authority School Financing Revenue Bonds, Series C (State Aid Withholding),
5.00%, 8/1/21	1,260	1,442
Virginia State Public School Authority School Financing Revenue Refunding Bonds (State Aid Withholding),
5.00%, 8/1/23	10,000	11,974
Virginia State Public School Authority School Financing Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/19	10,000	10,802
Virginia State Resources Authority Clean Water Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	3,500	3,923
Virginia State Resources Authority Clean Water State Revolving Fund Revenue Bonds, Subordinate Series, Prerefunded,
5.00%, 10/1/17(1)	1,750	1,768

		85,054

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.7% continued
Washington - 5.7%
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Columbia (NATL Insured), Escrowed to Maturity,
5.25%, 7/1/17	$795	$795
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 7/1/18	10,000	10,404
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3, Escrowed to Maturity,
5.00%, 7/1/17	1,030	1,030
King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/18	2,500	2,604
5.00%, 12/1/20	2,000	2,248
King County G.O. Limited Refunding Bonds, Series E,
4.00%, 12/1/17	500	507
Lewis County Public Utility District No. 1 Cowlitz Falls Hydroelectric Project Revenue Refunding Bonds,
5.00%, 10/1/17	600	606
Seattle City Water System Revenue Refunding & Improvement Bonds,
5.00%, 5/1/22	3,340	3,896
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/21	750	863
Snohomish County School District No. 332 Granite Falls G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program),
4.00%, 12/1/19	1,000	1,062
University of Washington Revenue Refunding Bonds, Series B,
5.00%, 6/1/21	1,400	1,597
Washington Federal Highway Grant Anticipation Revenue Bonds, Series C, Senior 520 Corridor Program,
5.00%, 9/1/18	4,750	4,970
Washington State G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 7/1/17(1)	110	110
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A,
5.00%, 1/1/18	5,200	5,308
Washington State G.O. Unlimited Refunding Bonds, Series R-2015-C,
5.00%, 7/1/20	6,000	6,670
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
5.00%, 2/1/21	9,795	11,073
Washington State Various Purpose G.O. Unlimited Bonds, Series F, Prerefunded,
4.50%, 7/1/17(1)	150	150
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2015,
5.00%, 7/1/21	3,000	3,432
Whatcom County School District No. 501 Bellingham G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/20	2,170	2,435

		59,760

Wisconsin - 0.0%
Central Brown County Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 11/1/20	200	223

Total Municipal Bonds (Cost $875,530)		886,591

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 14.0%
Northern Institutional Funds - Municipal Portfolio,
0.72%(4) (5)	25,000,000	$25,000
Northern Institutional Funds - U.S. Government Portfolio,
0.77%(4) (5)	122,849,333	122,849

Total Investment Companies (Cost $147,849)		147,849

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.2%
Alvin Independent Schoolhouse District G.O. Unlimited Bonds, Series B (PSF-Gtd.),
3.00%, 8/14/17(2)	$5,000	$5,011
Bay Area Toll Bridge Authority Variable Revenue Bonds, Series B,
1.50%, 4/2/18(2)	1,000	1,001
Cobb County G.O. Unlimited TANS,
2.00%, 11/30/17	5,000	5,025
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University,
0.80%, 7/26/17(2)	2,000	2,000
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-2 (PSF-Gtd.),
3.00%, 8/15/17(2)	1,750	1,755
Florida State Board of Education Lottery Revenue Refunding Bonds, Series C,
5.00%, 7/1/17	1,615	1,615
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 11/1/17	2,965	3,007
Indiana University Revenue Refunding Bonds, Series X,
3.00%, 8/1/17	220	221
Massachusetts State G.O. Limited Bonds, Series 7, Consolidated Loan,
4.00%, 7/1/17	1,105	1,105
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series E,
5.00%, 10/1/17	3,575	3,613
New York G.O. Unlimited Bonds, Series C, Subseries C-A,
5.00%, 8/1/17	200	201
Northside Texas Independent School District Building Variable G.O. Unlimited Bonds (PSF-Gtd.),
1.35%, 6/1/18(2)	3,345	3,353
Peoria Variable G.O. Unlimited Refunding Bonds, Series A,
1.32%, 7/10/17(2)	5,000	5,000
PMA Levy & Aid Program Revenue Notes, Series A,
2.00%, 10/20/17	1,490	1,495
Revere Local School District G.O. Unlimited Bonds, School Facilities Improvement, Series A,
2.00%, 12/1/17	1,000	1,005
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
4.00%, 8/1/17	1,500	1,504
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Refunding Bonds, Series A, University of Rhode Island (State Appropriation Insured),
5.00%, 9/15/17	250	252
San Mateo Foster City School District G.O. Unlimited Bonds, Series A, Election of 2015,
2.00%, 8/1/17	800	801
South Carolina Association of Governmental Organizations COPS, Series A (SCSDE Insured),
3.00%, 3/1/18	5,000	5,067
Wichita Water & Sewer Utility Revenue Refunding Bonds, Series A,
5.00%, 10/1/17	2,000	2,021

Total Short-Term Investments (Cost $45,047)		45,052

Total Investments - 101.9% (Cost $1,068,426)		1,079,492

Liabilities less Other Assets - (1.9%)		(20,449)

NET ASSETS - 100.0%		$1,059,043

(1)	Maturity date represents the prerefunded date.
(2)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the puttable date.
(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2017.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

At June 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	21.1%
AA	52.2
A	7.4
A1+ (Short Term)	2.1
A1 (Short Term)	2.2
BBB	0.1
Not Rated	1.2
Cash Equivalents	13.7

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	13.7%
General	12.2
General Obligations	35.2
School District	17.9
Water	6.0
All other sectors less than 5%	15.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$886,591	$—	$886,591
Investment Companies	147,849	—	—	147,849
Short-Term Investments	—	45,052	—	45,052

Total Investments	$147,849	$931,643	$—	$1,079,492

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,068,426

Gross tax appreciation of investments	$11,725
Gross tax depreciation of investments	(659)

Net tax appreciation of investments	$11,066

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Municipal Portfolio	$25,000	$—	$—	$40	$25,000
Northern Institutional Funds - U.S. Government Portfolio	72,902	145,408	95,461	119	122,849

Total	$97,902	$145,408	$95,461	$159	$147,849

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	JUNE 30, 2017 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

NATL - National Public Finance Guarantee Corporation

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina School District Enhancement

TANS - Tax Anticipation Notes

TRANS - Tax Revenue Anticipation Notes

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS     16    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0%
Alabama - 1.3%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Bonds, Series A,
4.00%, 6/1/37	$7,550	$8,017
Birmingham Convertible G.O. Unlimited CABS, Series A,
5.00%, 3/1/27(1)	1,000	1,160
Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A,
4.00%, 7/1/22(2)	4,000	4,389

		13,566

Arizona - 1.5%
Arizona Board of Regents University System Revenue Refunding Bonds, Series A,
4.00%, 6/1/45	2,800	2,920
Arizona State Transportation Board Highway Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/18(3)	5,000	5,205
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	5,000	5,688
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,241

		16,054

California - 16.7%
Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded,
5.75%, 7/1/18(3)	1,500	1,573
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AU,
1.53%, 9/1/17(2)	5,000	5,000
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 3/1/27	1,500	1,811
5.00%, 8/1/28	5,000	6,173
5.00%, 8/1/30	5,000	6,065
5.25%, 8/1/31	5,000	6,046
4.00%, 8/1/33	3,500	3,748
6.25%, 11/1/34	2,830	3,168
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/30	2,525	3,031
California State University Systemwide Revenue Refunding Bonds, Series A,
4.00%, 11/1/34	2,000	2,138
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, Chf-Irvine LLC,
5.00%, 5/15/32	1,000	1,140
Carlsbad Unified School District G.O. Unlimited Convertible Bonds, Series B, Election of 2006,
1.78%, 5/1/34(1)	2,500	2,738
Contra Costa Transportation Authority Sales TRB, Series A,
5.00%, 3/1/31	1,000	1,217
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured), Prerefunded,
5.00%, 8/1/17(3)	1,500	1,506
Desert Community College District G.O. Unlimited CABS, Series C, Election of 2004 (AGM Insured),
0.00%, 8/1/46(4)	12,000	2,486
El Camino Hospital District G.O. Unlimited CABS (NATL Insured),
0.00%, 8/1/26(4)	1,500	1,185
Los Angeles Community College District G.O. Unlimited Bonds, Series I,
4.00%, 8/1/35	2,000	2,147
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/29	4,350	5,216
5.00%, 8/1/31	14,690	17,443
Los Angeles Department of Water & Power System Revenue Bonds, Series E,
5.00%, 7/1/35	2,750	3,189

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
California - 16.7% continued
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	$3,000	$3,000
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/31	1,445	1,695
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
9/1/26(5)	5,470	6,872
Los Angeles G.O. Unlimited TRANS,
6/28/18(5)	5,000	5,201
Los Angeles Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.00%, 7/1/17	4,895	4,896
Los Angeles Unified School District G.O. Unlimited Bonds, Series F,
5.00%, 1/1/34	1,000	1,077
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/26	5,000	6,265
Los Angeles Wastewater System Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 6/1/33	2,000	2,413
Metropolitan Water District of Southern California State Revenue Bonds, Series A,
5.00%, 7/1/32	6,105	6,107
Metropolitan Water District of Southern California State Subordinate Revenue Refunding Bonds, Series A,
2.50%, 7/1/27	1,710	1,757
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	7,020	7,553
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/28	1,000	1,204
Rancho Water District Financing Authority Revenue Bonds, Series A,
4.00%, 8/1/41	2,500	2,644
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,280	1,414
San Diego County Water Authority Revenue Refunding Bonds, Series B,
5.00%, 5/1/37	1,000	1,176
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Series A,
5.00%, 5/15/27	2,690	3,341
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19(3)	5,000	5,347
San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A,
2.95%, 4/1/26(2)	2,500	2,630
San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series B,
2.85%, 4/1/25(2)	5,000	5,258
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	5,000	5,376
San Francisco Municipal Transportation Agency Revenue Bonds,
4.00%, 3/1/46	3,500	3,675
San Jose Unified School District Santa Clara County G.O. Unlimited CABS, Series C, Election of 2002 (NATL Insured),
0.00%, 8/1/30(4)	2,500	1,664
San Mateo County Community College District G.O. Unlimited CABS, Series B, Election of 2005 (NATL Insured),
0.00%, 9/1/32(4)	6,680	4,096
0.00%, 9/1/35(4)	2,000	1,080
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(3)	1,100	1,308
Solano County Community College District G.O. Unlimited Bonds, Series A, Election of 2012,
1.44%, 8/1/41(1)	3,200	2,727

TAX-EXEMPT FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
California - 16.7% continued
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18(3)	$7,000	$7,346
West Valley-Mission Community College District G.O. Unlimited Bonds, Series A, Election of 2012,
5.00%, 8/1/24	1,615	1,903

		176,120

Colorado - 3.9%
Adams County School District No. 1 G.O. Unlimited Bonds, Mapleton Public Schools (State Aid Withholding),
5.25%, 12/1/40	5,000	5,958
Arapahoe County School District No. 1 G.O. Unlimited Bonds, Englewood (State Aid Withholding),
5.00%, 12/1/42	3,000	3,478
Cherry Creek School District No. 5 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/32	2,000	2,372
Colorado Sate Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	3,980	4,604
Colorado State Department of Transportation Headquarters Facilities Lease Purchase COPS,
5.00%, 6/15/41	3,500	4,011
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/29	3,000	3,280
5.25%, 11/15/36	5,000	5,424
Denver City & County Board of Water Commissioners Water Revenue Bonds, Series A, Green Bonds,
4.00%, 9/15/42	2,000	2,133
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,738
El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding),
5.25%, 9/15/38	5,000	5,834
Regional Transportation District Sales TRB, Series B,
11/1/36(5)	2,250	2,398

		41,230

Connecticut - 1.2%
Connecticut State G.O. Unlimited Bonds, Series A,
4.00%, 4/15/37	5,000	5,134
Connecticut State Special Tax Obligation Revenue Bonds, Series A,
5.00%, 8/1/34	3,000	3,352
South Central Regional Water Authority Water System Revenue Refunding Bonds, 32nd Series B,
5.00%, 8/1/38	2,000	2,311
University of Connecticut Revenue Bonds, Series A,
5.00%, 1/15/36	1,500	1,692

		12,489

District of Columbia - 4.3%
District of Columbia G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/33	10,000	11,980
5.00%, 6/1/37	2,000	2,367
District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured), Prerefunded,
5.50%, 10/1/18(3)	1,010	1,067
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded,
5.50%, 10/1/18(3)	20,000	21,129
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, Subordinate Lien,
5.00%, 10/1/36	5,000	5,801

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
District Of Columbia - 4.3% continued
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 10/1/45	$2,500	$2,863

		45,207

Florida - 7.3%
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/43	5,000	5,717
Broward County Airport System Revenue Refunding Bonds, Series O,
5.38%, 10/1/29	510	554
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,235	1,393
5.00%, 9/1/25	1,000	1,125
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,770
Florida State Department of Transportation G.O. Unlimited Bonds, Right of Way,
5.25%, 7/1/37	10,000	10,101
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, Prerefunded,
6.25%, 10/1/19(3)	3,000	3,340
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,760
Miami-Dade County Aviation Revenue Bonds, Miami International, Prerefunded,
5.50%, 10/1/20(3)	605	688
Miami-Dade County Aviation Revenue Bonds, Miami International, Unrefunded Balance,
5.50%, 10/1/29	1,895	2,133
Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	450	513
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,308
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,644
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,
5.00%, 7/1/39	4,025	4,574
Miami-Dade County School District G.O. Unlimited Bonds,
5.00%, 3/15/41	2,500	2,862
Miami-Dade County Transit System Sales Surtax Revenue Bonds,
5.00%, 7/1/42	10,000	11,219
Miami-Dade County Transit System Sales Surtax Revenue Refunding Bonds,
4.00%, 7/1/38	3,755	3,923
Orlando Utilities Commission Revenue Refunding Bonds, Subseries D, Escrowed to Maturity,
6.75%, 10/1/17	1,340	1,358
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(3)	75	86
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,925	5,579
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds,
5.00%, 10/1/38	5,000	5,788
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/36	1,750	2,060

		76,495

Georgia - 2.3%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded,
5.50%, 1/1/19(3)	7,500	8,001

TAX-EXEMPT INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
Georgia - 2.3% continued
Georgia State G.O. Unlimited Bonds, Series A, Tranche 2,
5.00%, 2/1/27	$3,075	$3,809
Georgia State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 12/1/28	5,160	6,411
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/60	2,500	2,739
5.50%, 7/1/60	2,500	2,847

		23,807

Hawaii - 1.7%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	4,000	4,440
Hawaii State G.O. Unlimited Bonds, Series FK,
5.00%, 5/1/29	3,000	3,673
Hawaii State G.O. Unlimited Refunding Bonds, Series FN,
5.00%, 10/1/31	2,500	3,042
Honolulu City & County G.O. Unlimited Bonds, Series D, Prerefunded,
5.25%, 9/1/19(3)	1,000	1,089
University of Hawaii Revenue Bonds, Series A,
5.25%, 10/1/34	5,000	5,404

		17,648

Illinois - 6.6%
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,805
Chicago Midway Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/41	3,500	3,974
Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien,
5.00%, 1/1/41	3,100	3,520
Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	2,000	2,284
Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/35	5,000	5,608
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/28	1,500	1,868
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,707
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, Prerefunded,
6.00%, 3/1/19(3)	4,850	5,246
Illinois State Finance Authority Revenue Bonds, Series A, DePaul University, Prerefunded,
6.13%, 4/1/21(3)	5,000	5,883
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	4,750	5,005
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/40	2,000	2,248
Illinois State Toll Highway Authority Revenue Bonds, Series B (BHAC-CR Insured), Prerefunded,
5.50%, 1/1/18(3)	5,000	5,115
Illinois State Toll Highway Authority Revenue Bonds, Series B, Prerefunded,
5.50%, 1/1/18(3)	10,500	10,742
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured),
5.75%, 6/1/34	3,400	4,433
Springfield Water Revenue Bonds,
5.50%, 3/1/32	2,300	2,366
Will County G.O. Unlimited Bonds,
4.00%, 11/15/36	2,905	3,029

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
Illinois - 6.6% continued
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	$2,500	$2,884

		69,717

Indiana - 0.7%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/38	3,150	3,588
Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL Insured),
3.50%, 6/1/18	3,280	3,351

		6,939

Kentucky - 0.8%
Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 115,
5.00%, 4/1/30	2,500	2,927
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	2,000	2,265
Trimble County Environmental Facilities Revenue Refunding Bonds, Louisville Gas and Electric Company Project,
3.75%, 6/1/33	3,500	3,531

		8,723

Louisiana - 1.0%
East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, Prerefunded,
5.25%, 2/1/19(3)	5,000	5,335
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,697

		11,032

Maryland - 0.8%
Howard County G.O. Unlimited Bonds, Series A,
5.00%, 2/15/30	1,000	1,231
Maryland State G.O. Unlimited Bonds, First Series,
4.00%, 6/1/28	1,915	2,150
Maryland State Stadium Authority Revenue Bonds, Baltimore City Public Schools,
5.00%, 5/1/30	1,000	1,184
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 7/1/31	2,500	2,621
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/26	1,000	1,220

		8,406

Massachusetts - 5.3%
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,443
Massachusetts State College Building Authority, Revenue Bonds, Series B, Green Bonds (State Intercept Program),
5.00%, 5/1/39	1,000	1,134
Massachusetts State Development Finance Agency Revenue Bonds, Series S, Williams College Issue,
4.00%, 7/1/46	2,550	2,685
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University,
4.00%, 7/15/29	1,000	1,140
Massachusetts State G.O. Limited Bonds, Series D,
5.00%, 9/1/26	6,450	7,860
Massachusetts State G.O. Limited Refunding Bonds, Series A,
5.00%, 7/1/30	6,000	7,118
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Massachusetts Institute of Technology, Prerefunded,
5.00%, 7/1/17(3)	5,000	5,001

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
Massachusetts - 5.3% continued
Massachusetts State Housing Finance Agency Revenue Bonds, Series C,
3.90%, 12/1/42	$1,000	$1,017
Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	1,000	1,045
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	3,144
Massachusetts State School Building Authority Senior Dedicated Sales TRB, Series A,
5.00%, 5/15/43	3,015	3,440
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, Prerefunded,
5.00%, 8/1/19(3)	10,000	10,811
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/19	3,000	3,302
University of Massachusetts Building Authority Project Revenue Bonds, Senior Series 1,
5.00%, 11/1/44	5,000	5,682

		55,822

Michigan - 2.7%
Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 5/1/25	1,000	1,210
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,257
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.50%, 10/15/45	2,565	2,900
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.38%, 10/15/36	5,000	5,644
Michigan State Building Authority Revenue Refunding Bonds, Series I,
5.00%, 4/15/36	1,000	1,146
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1,
5.00%, 10/1/39	3,200	3,568
Oakland University Revenue Bonds,
5.00%, 3/1/41	4,000	4,522
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, William Beaumont Hospital Credit Group,
5.00%, 9/1/39	2,000	2,218
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	2,000	2,237
Wayne County Airport Authority Revenue Refunding Bonds, Series G,
5.00%, 12/1/34	2,625	2,965

		28,667

Minnesota - 0.5%
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),
5.00%, 2/1/28	275	340
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 8/1/17	5,000	5,018

		5,358

Mississippi - 0.6%
Mississippi State Development Bank Special Obligation Revenue Bonds, Rankin County School District Bond Project,
5.00%, 6/1/31	1,155	1,386
Mississippi State G.O. Unlimited Bonds, Series A,
4.00%, 10/1/35	5,000	5,329

		6,715

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
Missouri - 0.4%
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	$1,000	$1,172
Missouri State Health and Educational Facilities Authority Saint Louis University Revenue Bonds, Series A,
5.00%, 10/1/38	2,500	2,867

		4,039

Nebraska - 0.7%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children’s Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,151
5.00%, 11/15/37	1,000	1,150
Omaha Public Power District Electric Revenue Bonds, Series A, Prerefunded,
5.50%, 2/1/18(3)	2,500	2,567
Omaha Public Power District Electric Revenue Bonds, Series B,
5.00%, 2/1/34	2,210	2,506

		7,374

Nevada - 1.1%
Clark County Airport System Revenue Bonds, Series C, Subordinate Lien (AGM Insured),
5.00%, 7/1/26	1,670	1,795
Clark County G.O. Limited Tax Bank Bonds, Prerefunded,
5.00%, 6/1/18(3)	2,500	2,593
Clark County School District Building G.O. Limited Refunding Bonds, Series A,
4.00%, 6/15/34	2,500	2,641
Clark County School District G.O. Limited Refunding Bonds, Series E,
5.00%, 6/15/25	2,000	2,428
Washoe County Highway Fuel TRB,
5.00%, 2/1/43	1,750	1,842

		11,299

New Hampshire - 1.7%
New Hampshire State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 3/1/27	5,000	6,045
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Prerefunded,
5.25%, 6/1/19(3)	11,000	11,875

		17,920

New Mexico - 0.3%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services,
5.00%, 8/1/44	1,000	1,129
New Mexico State Mortgage Finance Authority SFM Class 1 Revenue Bonds, Series C-2
(GNMA/FNMA/FHLMC Insured),
5.00%, 9/1/26	1,670	1,729

		2,858

New York - 16.1%
Hudson Yards Infrastructure Corp. Second Indenture Revenue Refunding Bonds, Series A,
5.00%, 2/15/31	1,000	1,196
4.00%, 2/15/36	2,520	2,675
5.00%, 2/15/38	3,000	3,501
5.00%, 2/15/42	3,500	4,059
4.00%, 2/15/44	3,000	3,154
Long Island Power Authority General Electric System Revenue Bonds, Series A, Prerefunded,
6.00%, 5/1/19(3)	5,000	5,448
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A, Prerefunded,
5.50%, 11/15/18(3)	10,000	10,622
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, Prerefunded,
5.00%, 11/15/19(3)	5,000	5,464
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	5,000	5,636

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
New York - 16.1% continued
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D-1,
5.00%, 11/15/33	$3,000	$3,494
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,
5.00%, 11/15/34	2,000	2,320
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, Prerefunded,
5.75%, 6/15/18(3)	2,305	2,412
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, Unrefunded Balance,
5.75%, 6/15/40	7,695	8,058
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second Generation Resolution, Fiscal 2017,
5.00%, 6/15/46	5,000	5,785
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.25%, 6/15/36	2,000	2,421
5.00%, 6/15/39	1,800	2,118
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	2,000	2,309
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,666
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,
4.00%, 2/1/44	4,000	4,212
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds, Series C,
5.00%, 11/1/30	2,500	3,016
5.00%, 11/1/33	3,000	3,570
New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1,
5.00%, 11/1/34	500	590
New York G.O. Unlimited Bonds, Series I, Subseries 1-I,
5.00%, 3/1/28	1,510	1,779
New York G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/26	5	6
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded,
5.25%, 10/1/19(3)	3,870	4,232
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	1,130	1,225
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,
5.00%, 10/1/46	500	671
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, New York University,
5.00%, 7/1/29	2,000	2,461
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Refunding Bonds, Series A,
2/15/30(5)	5,000	6,030
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Refunding Bonds, Series D,
5.00%, 2/15/25	5,000	6,108

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
New York - 16.1% continued
New York State Dormitory Authority Personal Income TRB, Series B, Education, Prerefunded,
5.75%, 3/15/19(3)	$11,980	$12,927
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/26	1,000	1,226
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/41	10,000	11,278
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Revolving Funds Pooled Financing Program, Escrowed to Maturity,
5.50%, 4/15/35	5,000	6,918
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA/FNMA Insured),
4.15%, 11/1/47	1,000	1,036
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	59
New York State Thruway Authority Transportation Personal Income TRB, Series A, Prerefunded,
5.25%, 9/15/17(3)	5,000	5,046
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	2,000	2,234
Port Authority of New York & New Jersey Consolidated 200th Revenue Bonds,
5.00%, 10/15/42	1,750	2,051
5.25%, 10/15/57	5,000	5,869
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/28	2,500	3,034
5.00%, 10/15/29	2,000	2,406
Triborough Bridge & Tunnel Authority Revenue Bonds, Series A,
5.00%, 11/15/35	2,305	2,729
Utility Debt Securitization Authority Revenue Refunding Bonds, Series B, Restructuring Bonds,
5.00%, 6/15/24	5,000	5,857

		169,908

North Carolina - 2.5%
Charlotte COPS, Series B,
3.00%, 6/1/22	2,000	2,003
North Carolina State Capital Facilities Finance Agency Revenue Refunding Bonds, Series B, Duke University,
5.00%, 10/1/40	3,000	3,535
5.00%, 7/1/42	2,000	2,353
North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 1/1/18	2,655	2,730
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	6,015	7,236
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/27	5,000	6,223
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT),
5.00%, 5/1/32	1,500	1,768

		25,848

Ohio - 0.1%
Northeast Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/39	945	1,081

Oklahoma - 0.2%
Oklahoma State Municipal Power Authority Revenue Refunding Bonds, Series A,
4.00%, 1/1/35	355	370

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
Oklahoma - 0.2% continued
Tulsa Public Facilities Authority Revenue Bonds,
3.00%, 6/1/29	$2,000	$2,023

		2,393

Oregon - 1.6%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited Bonds, Series B, (School Board Guaranty Program),
5.00%, 6/15/37	3,850	4,560
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),
0.00%, 6/15/38(4)	7,500	3,122
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/28	1,000	1,241
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	1,100	1,319
Oregon State Health & Science University Revenue Refunding Bonds, Series B,
5.00%, 7/1/38	2,035	2,361
Port of Portland Airport Revenue Bonds, Series 24A,
5.00%, 7/1/47	1,000	1,156
Washington Clackamas & Yamhill Counties Sherwood School District No. 88J G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/47(4)	10,000	2,671

		16,430

Pennsylvania - 1.5%
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	936
5.00%, 5/1/35	865	980
Delaware River Joint Toll Bridge Commission Revenue Bonds,
5.00%, 7/1/32	1,000	1,185
Geisinger Authority Health System Revenue Refunding Bonds, Series A-2,
5.00%, 2/15/34	5,525	6,423
4.00%, 2/15/39	5,000	5,169
Montgomery County G.O. Unlimited Bonds, Series A,
3.00%, 7/1/33	580	579
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 118-B,
4.10%, 10/1/45	570	586

		15,858

South Carolina - 2.2%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,880	7,117
South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded,
5.50%, 1/1/19(3)	13,000	13,866
South Carolina State Public Service Authority Revenue Refunding Bonds, Series C,
5.00%, 12/1/46	2,000	2,172

		23,155

Tennessee - 0.0%
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	145	143
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	315	322

		465

Texas - 5.2%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	603

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
Texas - 5.2% continued
Brushy Creek Regional Utility Authority Contract Revenue Refunding Bonds, Regional Water Treatment and Distribution,
4.00%, 8/1/33	$1,000	$1,063
3.75%, 8/1/38	500	509
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 12/1/26	2,500	2,995
Dallas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
6.38%, 2/15/18(3)	5,000	5,168
Frisco Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.), Prerefunded,
6.00%, 8/15/18(3)	5,000	5,282
Frisco Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
4.00%, 8/15/35	5,000	5,359
4.00%, 8/15/42	3,000	3,182
Grand Prairie Independent School District G.O. Unlimited Refunding CABS, Prerefunded,
0.00%, 8/15/18(6)	12,505	5,860
Houston Independent School District G.O. Limited Refunding Bonds (PSF-Gtd.),
4.00%, 2/15/33	1,000	1,086
Houston Utility System Revenue Refunding Bonds, Series B, First Lien,
5.00%, 11/15/33	2,000	2,362
Katy Independent School District G.O. Unlimited Bonds, (PSF-Gtd.),
4.00%, 2/15/47	2,500	2,626
Lamar Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/15/48	5,000	5,207
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, Prerefunded,
6.25%, 5/15/18(3)	10,000	10,458
Spring Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 8/15/42	2,500	2,914

		54,674

Utah - 0.3%
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/42	3,000	3,440

Virginia - 0.2%
Norfolk G.O. Unlimited Bonds, Series A,
5.00%, 10/1/41	500	585
Virginia State Public School Authority School Financing 1997 Resolution Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/17	2,000	2,007

		2,592

Washington - 1.4%
Clark County School District No. 122 Ridgefield G.O. Unlimited Bonds (School Board Guaranty Program),
4.00%, 12/1/34	1,000	1,071
Grant County Public Utility District No. 2 Priest Rapids Hydro Electric Revenue Refunding Bonds, Series A,
5.00%, 1/1/41	2,000	2,272
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	645
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,544
Washington State Housing Finance Commission Revenue Refunding Bonds, Single Family Program,
3.70%, 12/1/34	190	196
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	2,000	2,307

TAX-EXEMPT FIXED INCOME FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
Washington - 1.4% continued
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	$1,320	$1,500
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
5.00%, 2/1/34	1,340	1,554

		15,089

Wisconsin - 1.3%
Wisconsin State Environmental Improvement Fund Taxable Revenue Notes, Series B,
1.30%, 6/1/18	9,000	9,014
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Froedtert Health, Inc. Obligated Group,
4.00%, 4/1/39	2,000	2,039
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group,
4.00%, 11/15/36	2,295	2,352

		13,405

Total Municipal Bonds (Cost $981,252)		1,011,823

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.1%
Northern Institutional Funds - U.S. Government Portfolio, 0.77%(7) (8)	22,184,154	$22,184

Total Investment Companies (Cost $22,184)		22,184

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.9%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University,
0.80%, 7/26/17(2)	$10,000	$10,000
Fulton County G.O. Unlimited TANS,
2.00%, 12/29/17	15,000	15,085
Metropolitan Transportation Authority Revenue BANS, Series A-1A,
2.00%, 8/1/17	2,500	2,502
San Antonio Independent School District Variable G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
2.00%, 8/1/17(2)	3,235	3,237

Total Short-Term Investments (Cost $30,825)		30,824

Total Investments - 101.0% (Cost $1,034,261)		1,064,831

Liabilities less Other Assets - (1.0%)		(10,660)

NET ASSETS - 100.0%		$1,054,171

(1)	Step coupon bond. Rate as of June 30, 2017 is disclosed.
(2)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the puttable date.
(3)	Maturity date represents the prerefunded date.
(4)	Zero coupon bond.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2017.
(6)	Zero coupon bond. Maturity date represents the prerefunded date.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

At June 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	15.7%
AA	59.0
A	21.1
A1 (Short Term)	1.9
BBB	0.1
Not Rated	0.1
Cash Equivalents	2.1

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	6.0%
General	14.9
General Obligation	20.3
Higher Education	7.5
Power	7.5
School District	9.3
Transportation	9.3
Water	16.1
All other sectors less than 5%	9.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$1,011,823	$—	$1,011,823
Investment Companies	22,184	—	—	22,184
Short-Term Investments	—	30,824	—	30,824

Total Investments	$22,184	$1,042,647	$—	$1,064,831

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,034,261

Gross tax appreciation of investments	$33,772
Gross tax depreciation of investments	(3,202)

Net tax appreciation of investments	$30,570

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$25,318	$203,602	$206,736	$61	$22,184

TAX-EXEMPT FIXED INCOME FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

MBIA - Municipal Bond Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

SonyMA - State of New York Mortgage Agency

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.3%(1)
Argentina - 0.6%
MercadoLibre, Inc.	12,039	$3,020
YPF S.A. ADR	124,800	2,733

		5,753

Brazil - 4.6%
Ambev S.A. ADR	113,652	624
Banco do Brasil S.A.*	79,400	643
BTG Pactual Group*	63,545	286
CCR S.A.	861,100	4,387
EDP - Energias do Brasil S.A.*	236,500	1,008
Fibria Celulose S.A.	973,480	9,961
Fleury S.A.	63,600	514
Hypermarcas S.A.	236,100	1,975
Lojas Renner S.A.	414,920	3,444
Magazine Luiza S.A.	5,800	452
Mahle-Metal Leve S.A.*	38,168	222
MRV Engenharia e Participacoes S.A.	118,800	483
Multiplus S.A.	21,300	246
Natura Cosmeticos S.A.	929,221	7,178
Petroleo Brasileiro S.A. ADR*	1,306,372	10,438
Qualicorp S.A.	32,400	282
Sao Martinho S.A.	69,211	359
Smiles S.A.	31,600	571
TIM Participacoes S.A. ADR	235,100	3,479
Vale S.A. ADR*	37,778	331

		46,883

Chile - 0.2%
Cencosud S.A.	409,006	1,089
Enel Americas S.A. ADR	74,485	702

		1,791

China - 16.0%
Agile Group Holdings Ltd.	462,000	423
Agricultural Bank of China Ltd., Class H	2,702,076	1,278
Alibaba Group Holding Ltd. ADR*	178,220	25,111
Baidu, Inc. ADR*	9,928	1,776
Bank of China Ltd., Class H	13,196,106	6,476
Beijing Capital International Airport Co. Ltd., Class H	636,000	896
China Cinda Asset Management Co. Ltd., Class H	2,644,000	986
China Communications Services Corp. Ltd., Class H	438,000	253
China Construction Bank Corp., Class H	17,893,569	13,871
China Life Insurance Co. Ltd., Class H	162,000	496
China Lodging Group Ltd. ADR*	26,020	2,099
China Petroleum & Chemical Corp., Class H	8,812,271	6,874
China Railway Construction Corp. Ltd., Class H	683,000	891
China Telecom Corp. Ltd., Class H	622,000	296
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,305,446	881
CNOOC Ltd.	358,342	393
CSPC Pharmaceutical Group Ltd.	1,782,000	2,603
Ctrip.com International Ltd. ADR*	119,642	6,444
Datang International Power Generation Co. Ltd., Class H	1,116,135	356
Dongfeng Motor Group Co. Ltd., Class H	6,296,000	7,443
Fosun International Ltd.	104,000	163
Fuyao Glass Industry Group Co. Ltd., Class H(2)	138,800	532
Geely Automobile Holdings Ltd.	425,000	917
Great Wall Motor Co. Ltd., Class H	915,500	1,130
Guangzhou Automobile Group Co. Ltd., Class H	2,918,000	5,136
Guangzhou R&F Properties Co. Ltd., Class H	718,909	1,118
Huaneng Power International, Inc., Class H	706,000	490
Industrial & Commercial Bank of China Ltd., Class H	2,758,141	1,862
JD.com, Inc. ADR*	150,190	5,890
Jiangsu Expressway Co. Ltd., Class H	358,000	505
KWG Property Holding Ltd.	272,500	183
Longfor Properties Co. Ltd.	649,500	1,396
NetEase, Inc. ADR	2,447	736
People’s Insurance Co. Group of China (The) Ltd., Class H	2,508,000	1,054
PetroChina Co. Ltd., Class H	188,000	115
PICC Property & Casualty Co. Ltd., Class H	814,000	1,360
Ping An Insurance Group Co. of China Ltd., Class H	1,593,500	10,506
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	584,000	459
Sihuan Pharmaceutical Holdings Group Ltd.	977,000	409
SINA Corp.	4,862	413

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.3%(1) continued
China - 16.0% continued
Sinopec Engineering Group Co. Ltd., Class H	687,500	$620
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,666,000	892
Sinopharm Group Co. Ltd., Class H	460,400	2,087
Sunny Optical Technology Group Co. Ltd.	402,000	3,602
Tencent Holdings Ltd.	801,900	28,616
Tianhe Chemicals Group Ltd.* (2) (3)	17,672,000	2,648
TravelSky Technology Ltd., Class H	474,617	1,399
Want Want China Holdings Ltd.	9,560,000	6,453
Weibo Corp. ADR*	456	30
Weichai Power Co. Ltd., Class H	144,000	126
Zhejiang Expressway Co. Ltd., Class H	430,000	562
Zhuzhou CRRC Times Electric Co. Ltd., Class H	548,500	2,692

		163,947

Colombia - 0.0%
Almacenes Exito S.A.	112,801	566

Czech Republic - 0.8%
CEZ A.S.	9,236	161
Komercni banka A.S.	194,677	7,810

		7,971

Egypt - 1.3%
Commercial International Bank Egypt S.A.E.	2,829,118	12,484
Commercial International Bank Egypt S.A.E. GDR (Registered)	135,281	609

		13,093

Greece - 0.0%
Eurobank Ergasias S.A.*	95,256	106
Hellenic Telecommunications Organization S.A.	8,103	97
JUMBO S.A.	5,399	99
OPAP S.A.	8,930	101
Titan Cement Co. S.A.	3,455	98

		501

Hong Kong - 3.8%
AIA Group Ltd.	769,700	5,626
China Lumena New Materials Corp.* (4)	5,884,000	—
China Mobile Ltd.	2,139,585	22,662
China Overseas Land & Investment Ltd.	1,428,000	4,181
China Resources Power Holdings Co. Ltd.	172,000	337
Haier Electronics Group Co. Ltd.*	217,000	564
Sands China Ltd.	745,200	3,412
Shimao Property Holdings Ltd.	312,500	535
Sun Art Retail Group Ltd.	1,227,500	978
Yuexiu Property Co. Ltd.	2,852,000	486

		38,781

Hungary - 0.1%
Richter Gedeon Nyrt.	37,387	977

India - 6.6%
Apollo Tyres Ltd.	104,625	389
Bharat Petroleum Corp. Ltd.	80,533	797
Grasim Industries Ltd.	29,769	572
HCL Technologies Ltd.	23,849	314
HDFC Bank Ltd.	250,535	6,397
HDFC Bank Ltd. ADR	4,900	426
Hindalco Industries Ltd.	130,995	386
Hindustan Petroleum Corp. Ltd.	81,761	646
Housing Development Finance Corp. Ltd.	43,567	1,086
ICICI Bank Ltd.	748,715	3,368
ICICI Bank Ltd. ADR	401,940	3,605
Indiabulls Housing Finance Ltd.	23,945	399
Indian Oil Corp. Ltd.	71,402	425
Infosys Ltd. ADR	63,138	948
ITC Ltd.	832,824	4,172
Maruti Suzuki India Ltd.	62,360	6,968
Muthoot Finance Ltd.	49,394	348
NHPC Ltd.	1,031,043	500
Oil & Natural Gas Corp. Ltd.	268,351	652
Oil India Ltd.	27,664	111
Power Finance Corp. Ltd.	340,393	645
Reliance Industries Ltd.*	45,894	978
Rural Electrification Corp. Ltd.	247,328	658
Suzlon Energy Ltd.*	1,911,808	553
Tata Consultancy Services Ltd.	463,266	16,933
Tata Global Beverages Ltd.	166,805	389
Tata Steel Ltd.	51,287	433
Tech Mahindra Ltd.	19,208	114
UltraTech Cement Ltd.	58,541	3,583
UPL Ltd.	406,384	5,296

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.3%(1) continued
India - 6.6% continued
Vedanta Ltd.	276,793	$1,066
Zee Entertainment Enterprises Ltd.	549,031	4,176

		67,333

Indonesia - 1.6%
Adaro Energy Tbk PT	4,161,400	496
Astra International Tbk PT	323,300	216
Bank Central Asia Tbk PT	123,200	168
Bank Rakyat Indonesia Persero Tbk PT	5,671,400	6,477
Hanjaya Mandala Sampoerna Tbk PT	863,600	249
Indofood Sukses Makmur Tbk PT	3,806,700	2,452
Telekomunikasi Indonesia Persero Tbk PT	19,208,015	6,497

		16,555

Malaysia - 0.8%
AirAsia Bhd.	673,200	510
AMMB Holdings Bhd.	228,500	260
CIMB Group Holdings Bhd.	2,662,200	4,081
Genting Bhd.	179,200	393
Genting Malaysia Bhd.	1,934,700	2,481
Petronas Dagangan Bhd.	23,900	134
Top Glove Corp. Bhd.	195,700	262
Westports Holdings Bhd.	290,700	247

		8,368

Mexico - 5.3%
Alfa S.A.B. de C.V., Series A	5,311,164	7,536
America Movil S.A.B. de C.V., Series L	744,791	598
America Movil S.A.B. de C.V., Series L ADR	861,910	13,722
Cemex S.A.B. de C.V. ADR (Participation Certificate)*	451,360	4,252
Coca-Cola Femsa S.A.B. de C.V. ADR	16,009	1,355
Fomento Economico Mexicano S.A.B. de C.V. ADR	52,586	5,171
Gruma S.A.B. de C.V., Series B	83,045	1,083
Grupo Bimbo S.A.B. de C.V., Series A	1,783,900	4,496
Grupo Financiero Banorte S.A.B. de C.V., Series O	812,200	5,153
Industrias Bachoco S.A.B. de C.V. ADR	3,657	212
Megacable Holdings S.A.B. de C.V., Series CPO	87,039	352
Nemak S.A.B. de C.V.(2)	178,600	172
Telesites S.A.B. de C.V.*	568,069	418
Wal-Mart de Mexico S.A.B. de C.V.	4,103,450	9,514

		54,034

Peru - 0.7%
Credicorp Ltd.	21,953	3,938
Southern Copper Corp.	102,600	3,553

		7,491

Philippines - 0.8%
Cebu Air, Inc.	128,300	249
DMCI Holdings, Inc.	505,500	141
Globe Telecom, Inc.	8,185	332
International Container Terminal Services, Inc.	105,720	205
Metropolitan Bank & Trust Co.	2,545,790	4,417
Semirara Mining & Power Corp.	41,900	133
SM Investments Corp.	193,611	3,095
Vista Land & Lifescapes, Inc.	1,503,700	174

		8,746

Poland - 1.0%
Energa S.A.	264,939	748
Grupa Lotos S.A.*	13,192	182
KGHM Polska Miedz S.A.	39,003	1,163
PGE Polska Grupa Energetyczna S.A.	73,978	242
Polski Koncern Naftowy ORLEN S.A.	23,017	694
Powszechna Kasa Oszczednosci Bank Polski S.A.*	234,968	2,184
Powszechny Zaklad Ubezpieczen S.A.	400,947	4,819

		10,032

Qatar - 0.1%
Industries Qatar QSC	3,624	94
Ooredoo QSC	20,687	519

		613

Russia - 2.4%
Gazprom PJSC ADR	216,581	859
LUKOIL PJSC ADR	143,377	6,994
MegaFon PJSC GDR (Registered)	146,085	1,339
Mobile TeleSystems PJSC ADR	87,592	734
Novolipetsk Steel PJSC GDR	49,357	959
Sberbank of Russia PJSC	1,216,000	3,002
Sberbank of Russia PJSC ADR	558,805	5,788
Severstal PJSC GDR (Registered)	42,730	562
Surgutneftegas OJSC ADR	114,788	494
Yandex N.V., Class A*	133,100	3,492

		24,223

South Africa - 5.5%
African Rainbow Minerals Ltd.	144,815	934

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.3%(1) continued
South Africa - 5.5% continued
AVI Ltd.	28,529	$207
Barloworld Ltd.	1,096,792	9,120
Bidvest Group (The) Ltd.	189,994	2,288
Exxaro Resources Ltd.	67,409	479
FirstRand Ltd.	1,634,338	5,894
Harmony Gold Mining Co. Ltd. ADR	373,000	616
Imperial Holdings Ltd.	21,084	259
Mondi Ltd.	38,831	1,007
MTN Group Ltd.	195,698	1,707
Murray & Roberts Holdings Ltd.	168,668	169
Naspers Ltd., Class N	66,646	12,962
Sappi Ltd.	124,472	829
Sasol Ltd.	7,281	204
Standard Bank Group Ltd.	710,886	7,833
Steinhoff International Holdings N.V.	84,897	435
Telkom S.A. SOC Ltd.	44,484	209
Truworths International Ltd.	1,962,345	10,724
Wilson Bayly Holmes-Ovcon Ltd.	29,065	311

		56,187

South Korea - 17.2%
Amorepacific Corp.	1,372	365
BGF retail Co. Ltd.	14,128	1,248
CJ O Shopping Co. Ltd.	1,141	191
DGB Financial Group, Inc.	76,235	786
E-MART, Inc.	962	197
GS Home Shopping, Inc.	1,838	372
Hana Financial Group, Inc.	37,023	1,469
Hyosung Corp.	4,382	642
Hyundai Engineering & Construction Co. Ltd.	6,298	254
Hyundai Heavy Industries Co. Ltd.*	16,664	2,581
Hyundai Marine & Fire Insurance Co. Ltd.	7,179	247
Hyundai Mobis Co. Ltd.	51,655	11,284
Hyundai Motor Co.	102,372	14,271
Industrial Bank of Korea	61,150	760
KB Financial Group, Inc.	23,388	1,178
Korea Electric Power Corp.	24,291	867
KT Corp. ADR	60,762	1,011
KT&G Corp.	4,537	464
LG Chem Ltd.	14,567	3,705
LG Display Co. Ltd.	23,622	766
LG Electronics, Inc.	15,610	1,094
LG Household & Health Care Ltd.	222	193
LG Uplus Corp.	70,400	962
LS Corp.	12,668	807
Meritz Fire & Marine Insurance Co. Ltd.	21,602	378
NAVER Corp.	785	573
NH Investment & Securities Co. Ltd.	62,979	818
Orion Corp.	13,683	9,543
Poongsan Corp.	11,290	424
POSCO	73,665	18,450
Posco Daewoo Corp.	41,847	816
Samsung Electronics Co. Ltd.	32,991	68,449
Samsung SDI Co. Ltd.	1,381	207
Shinhan Financial Group Co. Ltd.	456,623	19,713
SK Holdings Co. Ltd.	2,714	658
SK Hynix, Inc.	108,516	6,397
SK Innovation Co. Ltd.	8,520	1,180
SK Telecom Co. Ltd.	5,293	1,229
S-Oil Corp.	2,006	166
Woori Bank	80,759	1,304

		176,019

Taiwan - 13.3%
Acer, Inc.*	511,000	268
Asustek Computer, Inc.	71,000	672
Catcher Technology Co. Ltd.	1,142,000	13,604
Cathay Financial Holding Co. Ltd.	1,488,000	2,452
Chailease Holding Co. Ltd.	432,000	1,205
Chipbond Technology Corp.	402,000	618
CTBC Financial Holding Co. Ltd.	4,017,000	2,635
Epistar Corp.*	745,000	687
Farglory Land Development Co. Ltd.	218,251	280
First Financial Holding Co. Ltd.	640,000	428
Formosa Chemicals & Fibre Corp.	249,000	782
Formosa Plastics Corp.	173,000	527
Foxconn Technology Co. Ltd.	483,321	1,459
Fubon Financial Holding Co. Ltd.	298,000	475
Highwealth Construction Corp.	274,000	454
Hon Hai Precision Industry Co. Ltd.	7,515,085	28,729
Inventec Corp.	851,000	694
King’s Town Bank Co. Ltd.	268,293	277
Largan Precision Co. Ltd.	30,800	4,895
Lite-On Technology Corp.	715,465	1,176
Nan Ya Plastics Corp.	118,000	292
Pegatron Corp.	402,000	1,260
Phison Electronics Corp.	101,000	1,247
Powertech Technology, Inc.*	192,676	595

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.3%(1) continued
Taiwan - 13.3% continued
President Chain Store Corp.	505,000	$4,527
Quanta Computer, Inc.	183,000	432
Radiant Opto-Electronics Corp.	226,000	503
Taiwan Semiconductor Manufacturing Co. Ltd.	6,545,542	44,666
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	525,700	18,378
Wistron Corp.	1,121,000	1,143
Yuanta Financial Holding Co. Ltd.	2,700,000	1,189

		136,549

Thailand - 2.3%
Kasikornbank PCL NVDR	743,300	4,341
Kiatnakin Bank PCL NVDR	280,600	590
Krung Thai Bank PCL NVDR	1,898,292	1,050
Land & Houses PCL NVDR	2,240,700	660
PTT Global Chemical PCL NVDR	193,800	391
PTT PCL NVDR	409,800	4,463
Siam Commercial Bank (The) PCL (Registered)	2,227,200	10,195
Siam Commercial Bank (The) PCL NVDR	147,900	677
Star Petroleum Refining PCL NVDR	747,700	322
Thanachart Capital PCL NVDR	414,963	561
Tisco Financial Group PCL NVDR	267,900	599

		23,849

Turkey - 1.1%
Arcelik A.S.	129,133	956
KOC Holding A.S.	723,571	3,329
Turkiye Garanti Bankasi A.S.	1,116,344	3,106
Turkiye Is Bankasi, Class C	498,955	1,056
Turkiye Sise ve Cam Fabrikalari A.S.	280,916	368
Ulker Biskuvi Sanayi A.S.	335,746	2,116

		10,931

United Arab Emirates - 1.9%
Abu Dhabi Commercial Bank PJSC	86,209	164
Aldar Properties PJSC	921,277	575
Dubai Investments PJSC	1,326,585	751
Dubai Islamic Bank PJSC	649,440	1,006
Emaar Properties PJSC	7,962,561	16,788

		19,284

United States - 1.3%
Copa Holdings S.A., Class A	24,160	2,827
Tenaris S.A. ADR	323,281	10,067

		12,894

Total Common Stocks (Cost $704,916)		913,371

PARTICIPATION (EQUITY LINKED) NOTES - 1.5%
China - 1.5%
Anhui Conch Cement Co. Ltd., Issued by JP Morgan Structured Products, Expires 4/14/21	971,600	3,258
Hangzhou Hikvision Digital Technology Co. Ltd., Issued by JP Morgan Structured Products, Expires 4/20/20(2)	1,014,000	4,831
Kweichow Moutai Co. Ltd., Issued by JP Morgan Structured Products, Expires 11/13/19(2)	52,130	3,628
Shanghai International Airport Co. Ltd., Issued by JP Morgan Structured Products, Expires 11/20/19(2)	760,700	4,186

		15,903

Total Participation (Equity Linked) Notes (Cost $12,266)		15,903

PREFERRED STOCKS - 6.2%(1)
Brazil - 5.4%
Banco Bradesco S.A. ADR*	106,810	908
Banco do Estado do Rio Grande do Sul S.A., Class B	151,800	596
Cia Energetica de Minas Gerais S.A. ADR	281,915	677
Cia Energetica de Sao Paulo, Class B	42,100	194
Gerdau S.A. ADR	1,081,531	3,299
Itau Unibanco Holding S.A.	94,861	1,052
Itau Unibanco Holding S.A. ADR	2,081,862	23,004
Lojas Americanas S.A.*	1,398,283	5,867
Petroleo Brasileiro S.A.*	47,756	179
Petroleo Brasileiro S.A. ADR*	345,279	2,576
Suzano Papel e Celulose S.A., Class A	128,200	549
Telefonica Brasil S.A. ADR	91,602	1,236
Vale S.A.*	1,760,399	14,315
Vale S.A. ADR*	36,440	297

		54,749

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 6.2%(1) continued
Chile - 0.4%
Embotelladora Andina S.A., Class B ADR	6,719	$171
Sociedad Quimica y Minera de Chile S.A. ADR	126,594	4,180

		4,351

Colombia - 0.3%
Banco Davivienda S.A.	31,330	344
Bancolombia S.A. ADR	57,200	2,548

		2,892

South Korea - 0.1%
Samsung Electronics Co. Ltd.	854	1,388

Total Preferred Stocks (Cost $56,592)		63,380

INVESTMENT COMPANIES - 1.9%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(5) (6)	19,668,436	19,668

Total Investment Companies (Cost $19,668)		19,668

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.74%, 8/17/17(7) (8)	$1,055	$1,054

Total Short-Term Investments (Cost $1,054)		1,054

Total Investments - 99.0% (Cost $794,496)		1,013,376

Other Assets less Liabilities - 1.0%		9,768

NET ASSETS - 100.0%		$1,023,144

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At June 30, 2017, the value of this restricted illiquid security amounted to approximately $2,648,000 or 0.3% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Tianhe Chemicals Group Ltd.	6/13/14-12/15/14	$4,079

(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2017 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Mini MSCI Emerging Markets Index	285	$14,368	Long	9/17	$(11)

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.4%
Consumer Staples	6.9
Energy	5.4
Financials	22.7
Health Care	1.0
Industrials	5.2
Information Technology	29.2
Materials	9.1
Real Estate	2.7
Telecommunication Services	5.8
Utilities	0.6

Total	100.0%

ACTIVE M/MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

At June 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	21.2%
Korean Won	17.8
Hong Kong Dollar	16.1
Taiwan Dollar	11.9
Indian Rupee	6.3
South African Rand	5.6
Brazilian Real	5.5
All other countries less than 5%	15.6

Total	100.0

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Argentina	$5,753	$—	$—	$5,753
Brazil	46,883	—	—	46,883
Chile	1,791	—	—	1,791
China	43,392	120,555	—	163,947
Colombia	566	—	—	566
India	4,980	62,353	—	67,333
Mexico	54,034	—	—	54,034
Peru	7,491	—	—	7,491
Russia	4,227	19,996	—	24,223
South Africa	616	55,571	—	56,187
South Korea	1,011	175,008	—	176,019
Taiwan	18,378	118,171	—	136,549
United States	12,894	—	—	12,894
All Other Countries(1)	—	159,701	—	159,701

Total Common Stocks	202,016	711,355	—	913,371

Participation (Equity Linked) Notes(1)	—	15,903	—	15,903
Preferred Stocks
South Korea	—	1,388	—	1,388
All Other Countries(1)	61,992	—	—	61,992

Total Preferred Stocks	61,992	1,388	—	63,380

Investment Companies	19,668	—	—	19,668
Short-Term Investments	—	1,054	—	1,054

Total Investments	$283,676	$729,700	$—	$1,013,376

OTHER FINANCIAL INSTRUMENTS
Liabilities
Future Contracts	$(11)	$—	$—	$(11)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Egypt	$12,484	Valuations at official close price with foreign fair value adjustment

At June 30, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
China	$892	Valuations at official close price

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$819,094

Gross tax appreciation of investments	$232,055
Gross tax depreciation of investments	(37,773)

Net tax appreciation of investments	$194,282

NORTHERN FUNDS QUARTERLY REPORT    7    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued	JUNE 30, 2017 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds- Government Assets Portfolio	$38,756	$78,232	$97,320	$50	$19,668

ACTIVE M/MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.0%(1)
Australia - 3.7%
ALS Ltd.	227,354	$1,300
Amaysim Australia Ltd.	844,823	1,013
Aristocrat Leisure Ltd.	85,621	1,483
Aveo Group	435,967	931
Beach Energy Ltd.	3,877,830	1,711
BHP Billiton PLC	473,212	7,250
BlueScope Steel Ltd.	211,506	2,145
BT Investment Management Ltd.	226,107	1,975
Charter Hall Group	586,057	2,476
CSL Ltd.	172,898	18,372
CSR Ltd.	690,166	2,244
JB Hi-Fi Ltd.	75,950	1,365
Mineral Resources Ltd.	145,144	1,207
OceanaGold Corp.	376,907	1,136
OZ Minerals Ltd.	233,897	1,332
Seven Group Holdings Ltd.	136,588	1,146
Westfield Corp.	329,378	2,032

		49,118

Belgium - 0.2%
Warehouses De Pauw - CVA	19,681	2,068

Brazil - 0.9%
Ambev S.A.	849,577	4,716
Raia Drogasil S.A.*	341,900	7,276

		11,992

Canada - 4.8%
Air Canada*	117,150	1,570
Algonquin Power & Utilities Corp.	160,916	1,694
BRP, Inc. (Sub Voting)	49,314	1,445
Canadian Apartment Properties REIT	49,158	1,272
Canadian Natural Resources Ltd.	156,641	4,517
Canadian Pacific Railway Ltd.	28,100	4,521
Canadian Pacific Railway Ltd. (New York Exchange)	89,449	14,384
Celestica, Inc.*	116,011	1,576
Cogeco Communications, Inc.	19,824	1,211
Encana Corp.	602,506	5,301
Enerflex Ltd.	80,456	1,168
Entertainment One Ltd.	483,643	1,389
Gildan Activewear, Inc.	112,376	3,453
Gran Tierra Energy, Inc.*	380,390	845
Hudbay Minerals, Inc.	168,056	972
IAMGOLD Corp.*	281,075	1,450
Interfor Corp.*	102,178	1,464
Laurentian Bank of Canada	33,986	1,420
Manulife Financial Corp.	199,700	3,744
Painted Pony Energy Ltd.*	206,847	754
Parex Resources, Inc.*	205,165	2,334
Premium Brands Holdings Corp.	28,847	2,070
Tamarack Valley Energy Ltd.*	714,375	1,228
Tricon Capital Group, Inc.	184,844	1,656
WSP Global, Inc.	34,343	1,425

		62,863

China - 3.7%
Baidu, Inc. ADR*	69,321	12,399
CNOOC Ltd.	3,720,000	4,081
Ctrip.com International Ltd. ADR*	224,503	12,092
Tencent Holdings Ltd.	432,405	15,430
ZTE Corp., Class H*	1,922,900	4,593

		48,595

Denmark - 3.2%
Carlsberg A/S, Class B	47,654	5,101
Chr Hansen Holding A/S	135,720	9,869
Coloplast A/S, Class B	134,588	11,273
GN Store Nord A/S	64,128	1,874
Jyske Bank A/S (Registered)	20,831	1,208
NKT A/S*	15,852	1,275
Novozymes A/S, Class B	208,390	9,126
Royal Unibrew A/S	43,692	2,096

		41,822

Finland - 0.4%
Cramo OYJ	98,106	2,937
Valmet OYJ	101,939	1,981

		4,918

France - 8.9%
Airbus S.E.	60,467	4,982
Alten S.A.	26,038	2,162
Amundi S.A.(2)	39,440	2,855
Arkema S.A.	23,505	2,510
Atos S.E.	30,095	4,223
AXA S.A.	191,972	5,291
BNP Paribas S.A.	36,828	2,678
Carrefour S.A.	167,804	4,259
Criteo S.A. ADR*	23,195	1,138
Edenred	42,589	1,112
Eiffage S.A.	25,905	2,356

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.0%(1) continued
France - 8.9% continued
Elior Group(2)	54,966	$1,604
Engie S.A.	759,677	11,533
Essilor International S.A.	113,337	14,491
Faurecia	30,070	1,527
Hermes International	18,072	8,937
Ipsen S.A.	33,713	4,617
LVMH Moet Hennessy Louis Vuitton S.E.	49,884	12,514
Nexity S.A.*	40,455	2,352
Orange S.A.	297,289	4,736
Sanofi	6,696	643
Schneider Electric S.E.*	98,107	7,551
SCOR S.E.	35,360	1,403
SEB S.A.	8,085	1,453
Tarkett S.A.	24,735	1,150
Teleperformance	31,760	4,086
Television Francaise 1	93,160	1,306
TOTAL S.A. ADR	83,401	4,136

		117,605

Germany - 4.5%
Aareal Bank A.G.	30,968	1,228
adidas A.G.	43,998	8,434
alstria office REIT-A.G.	137,255	1,857
BASF S.E.	71,606	6,656
Bechtle A.G.	11,842	1,525
Carl Zeiss Meditec A.G. (Bearer)	38,088	1,980
Duerr A.G.	33,844	4,023
E.ON S.E.	507,621	4,791
Freenet A.G.	42,244	1,350
Fresenius Medical Care A.G. & Co. KGaA	53,498	5,147
Gerresheimer A.G.	14,493	1,166
LANXESS A.G.	20,459	1,549
Linde A.G.	14,977	2,845
MTU Aero Engines A.G.	11,267	1,594
SAF-Holland S.A.	128,653	2,204
SAP S.E.	41,153	4,301
Stabilus S.A.	39,644	3,078
TAG Immobilien A.G.	154,477	2,429
VTG A.G.	33,837	1,320
Wirecard A.G.	28,403	1,809

		59,286

Hong Kong - 3.1%
AIA Group Ltd.	2,016,368	14,738
China High Precision Automation Group Ltd.*	982,000	5
China Merchants Port Holdings Co. Ltd.	696,000	1,930
China Mobile Ltd.	692,500	7,335
China Mobile Ltd. ADR	114,952	6,103
CK Hutchison Holdings Ltd.	400,016	5,022
Man Wah Holdings Ltd.	3,853,600	3,461
Tongda Group Holdings Ltd.	9,110,000	2,720

		41,314

India - 1.3%
HDFC Bank Ltd. ADR	149,952	13,042
Tata Motors Ltd. ADR	142,480	4,703

		17,745

Ireland - 2.7%
Accenture PLC, Class A	112,019	13,855
AerCap Holdings N.V.*	172,577	8,013
Allied Irish Banks PLC	161,228	910
Grafton Group PLC	123,192	1,133
ICON PLC*	90,321	8,832
UDG Healthcare PLC	262,052	2,958

		35,701

Italy - 2.6%
A2A S.p.A.	1,305,345	2,174
Amplifon S.p.A.	230,281	3,042
Azimut Holding S.p.A.	62,511	1,257
Brembo S.p.A.	322,125	4,728
Buzzi Unicem S.p.A.	49,862	1,248
Infrastrutture Wireless Italiane S.p.A.(2)	315,365	1,796
Intesa Sanpaolo S.p.A.	1,910,813	6,096
Luxottica Group S.p.A.	129,327	7,504
UniCredit S.p.A.*	373,755	7,048

		34,893

Japan - 14.0%
Adastria Co. Ltd.	60,400	1,684
Arcs Co. Ltd.	55,500	1,202
Asahi Intecc Co. Ltd.	29,900	1,358
CKD Corp.	136,400	2,082
Daifuku Co. Ltd.	57,200	1,712
Daihen Corp.	231,000	1,820
Daikyonishikawa Corp.	104,000	1,392
DCM Holdings Co. Ltd.	119,000	1,045
Denka Co. Ltd.	212,000	1,096
Doutor Nichires Holdings Co. Ltd.	100,800	2,142

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.0%(1) continued
Japan - 14.0% continued
Dowa Holdings Co. Ltd.	142,000	$1,075
East Japan Railway Co.	68,000	6,508
Fujikura Ltd.	137,000	1,150
Hitachi Ltd.	884,000	5,436
Horiba Ltd.	23,200	1,414
Japan Airlines Co. Ltd.	178,300	5,516
Japan Hotel REIT Investment Corp.	2,206	1,559
Kanamoto Co. Ltd.	54,900	1,828
KDDI Corp.	275,200	7,291
Keyence Corp.	31,760	13,980
Komatsu Ltd.	400,392	10,207
Macromill, Inc.	65,300	1,375
Maeda Corp.	189,000	2,085
Mandom Corp.	33,000	1,792
Matsumotokiyoshi Holdings Co. Ltd.	36,600	2,084
Mazda Motor Corp.	284,040	3,975
Mitsubishi Estate Co. Ltd.	238,561	4,457
Morinaga & Co. Ltd.	49,000	2,780
Murata Manufacturing Co. Ltd.	38,384	5,849
Musashi Seimitsu Industry Co. Ltd.	39,000	1,132
Nikon Corp.	69,400	1,111
Nippon Accommodations Fund, Inc.	440	1,840
Nippon Shinyaku Co. Ltd.	20,600	1,321
Nissha Printing Co. Ltd.	37,200	1,034
North Pacific Bank Ltd.*	507,500	1,780
NS Solutions Corp.	72,400	1,724
Open House Co. Ltd.	62,000	1,913
Otsuka Holdings Co. Ltd.	109,417	4,666
Outsourcing, Inc.	36,900	1,802
PALTAC CORPORATION	63,400	2,138
Panasonic Corp.	433,945	5,902
Penta-Ocean Construction Co. Ltd.	254,900	1,450
Round One Corp.	137,800	1,305
Ryobi Ltd.	282,000	1,149
Saizeriya Co. Ltd.	42,400	1,235
Sanwa Holdings Corp.	275,500	2,908
SCREEN Holdings Co. Ltd.	15,000	997
Secom Co. Ltd.	65,307	4,962
Seiko Epson Corp.	215,451	4,802
Seino Holdings Co. Ltd.	150,200	1,999
Shiga Bank (The) Ltd.	392,000	2,026
Ship Healthcare Holdings, Inc.	48,400	1,508
Starts Corp., Inc.	61,500	1,465
Sumitomo Bakelite Co. Ltd.	277,000	1,956
Sumitomo Forestry Co. Ltd.	130,700	2,058
Sumitomo Mitsui Financial Group, Inc.	277,100	10,840
Sun Frontier Fudousan Co. Ltd.	182,300	1,835
Sysmex Corp.	115,340	6,898
Takasago Thermal Engineering Co. Ltd.	72,200	1,176
TIS, Inc.	59,300	1,650
Toda Corp.	183,000	1,143
Tokyo Seimitsu Co. Ltd.	56,500	1,822
Tokyo Steel Manufacturing Co. Ltd.	226,600	1,916
Tsubakimoto Chain Co.	186,000	1,607
UT Group Co. Ltd.*	76,400	1,230
Zenkoku Hosho Co. Ltd.	60,300	2,465

		184,659

Mexico - 0.7%
Wal-Mart de Mexico S.A.B. de C.V.	4,174,896	9,680

Netherlands - 5.3%
Aegon N.V.	890,360	4,575
Akzo Nobel N.V.	71,800	6,233
AMG Advanced Metallurgical Group N.V.	41,340	1,217
ArcelorMittal*	304,014	6,920
ASM International N.V.	21,401	1,246
ASR Nederland N.V.	51,267	1,736
BE Semiconductor Industries N.V.	38,677	2,078
Core Laboratories N.V.	91,162	9,232
Euronext N.V.(2)	56,875	2,956
ING Groep N.V.	108,024	1,879
Koninklijke DSM N.V.	66,756	4,877
Koninklijke KPN N.V.	1,654,684	5,310
Philips Lighting N.V.(2)	55,471	2,048
PostNL N.V.	227,289	1,062
Refresco Group N.V.(2)	92,026	1,878
Royal Dutch Shell PLC, Class A ADR	127,681	6,791
Royal Dutch Shell PLC, Class B	300,974	8,084
TKH Group N.V. - CVA	28,639	1,592

		69,714

New Zealand - 0.1%
Summerset Group Holdings Ltd.	573,666	1,997

Norway - 0.4%
DNB ASA	316,949	5,409

Russia - 0.7%
Yandex N.V., Class A*	349,156	9,162

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.0%(1) continued
Singapore - 0.6%
DBS Group Holdings Ltd.	378,171	$5,698
Fortune Real Estate Investment Trust	1,146,000	1,422
Mapletree Industrial Trust	985,900	1,332

		8,452

South Korea - 3.0%
Amorepacific Corp.	40,148	10,667
DongKook Pharmaceutical Co. Ltd.	19,868	1,097
Douzone Bizon Co. Ltd.	56,992	1,532
GS Home Shopping, Inc.	6,373	1,289
Hugel, Inc.*	4,053	1,982
KIWOOM Securities Co. Ltd.	38,253	3,123
Nexen Tire Corp.	81,508	952
Poongsan Corp.	41,423	1,557
Samsung Electronics Co. Ltd.	2,001	4,152
SFA Engineering Corp.	44,226	1,734
SK Telecom Co. Ltd.	26,385	6,125
SKC Co. Ltd.	64,977	1,905
SL Corp.	72,894	1,376
TES Co. Ltd.	66,071	1,630

		39,121

Spain - 2.3%
ACS Actividades de Construccion y Servicios S.A.	124,855	4,829
Banco Bilbao Vizcaya Argentaria S.A. ADR	769,297	6,431
Bankinter S.A.	266,509	2,466
CaixaBank S.A.	558,736	2,674
Distribuidora Internacional de Alimentacion S.A.	184,486	1,152
Ebro Foods S.A.	66,137	1,511
Enagas S.A.	68,579	1,927
Gamesa Corp. Technologica S.A.	86,499	1,853
Industria de Diseno Textil S.A.	142,863	5,502
Merlin Properties Socimi S.A.	107,645	1,361
Tecnicas Reunidas S.A.	26,646	1,033

		30,739

Sweden - 1.5%
Alfa Laval AB	114,100	2,338
Atlas Copco AB, Class A	204,618	7,881
Com Hem Holding AB	144,581	2,011
Dometic Group AB(2)	131,439	1,145
Intrum Justitia AB	37,179	1,268
Scandic Hotels Group AB(2)	112,225	1,459
Swedish Orphan Biovitrum AB*	76,195	1,176
Wihlborgs Fastigheter AB	111,626	2,358

		19,636

Switzerland - 9.7%
ABB Ltd. (Registered)	305,000	7,546
Adecco Group A.G. (Registered)	84,924	6,465
Aryzta A.G.*	70,315	2,324
Chubb Ltd.	113,914	16,561
Cie Financiere Richemont S.A. (Registered)	72,681	5,998
Clariant A.G. (Registered)*	59,480	1,314
Emmi A.G. (Registered)*	3,005	2,263
Flughafen Zurich A.G. (Registered)	7,982	1,960
Georg Fischer A.G. (Registered)	3,555	3,451
Helvetia Holding A.G. (Registered)	2,051	1,176
Julius Baer Group Ltd.*	130,208	6,862
Logitech International S.A. (Registered)	106,181	3,899
Lonza Group A.G. (Registered)*	20,036	4,333
Nestle S.A. (Registered)	179,097	15,601
Novartis A.G. (Registered)	86,427	7,217
Partners Group Holding A.G.	4,690	2,908
Roche Holding A.G. (Genusschein)	53,392	13,633
SGS S.A. (Registered)	4,417	10,708
Sika A.G. (Bearer)	200	1,288
Straumann Holding A.G. (Registered)	3,945	2,252
Swiss Life Holding A.G. (Registered)*	10,375	3,505
Wizz Air Holdings PLC*(2)	71,040	2,243
Zurich Insurance Group A.G.	13,467	3,922

		127,429

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	379,027	13,251

United Kingdom - 12.7%
Aldermore Group PLC*	568,867	1,610
AstraZeneca PLC	53,538	3,588
Auto Trader Group PLC(2)	276,022	1,367
Aviva PLC	734,963	5,040
Balfour Beatty PLC	657,480	2,319
Barclays PLC	2,587,304	6,847
Beazley PLC	292,178	1,859
Bellway PLC	41,575	1,612
BP PLC	863,907	4,991
British American Tobacco PLC	107,168	7,296

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.0%(1) continued
United Kingdom - 12.7% continued
Cairn Energy PLC*	420,593	$944
Cineworld Group PLC	138,019	1,263
Clinigen Group PLC	196,773	2,209
Cobham PLC	1,743,903	2,950
Compass Group PLC	686,820	14,502
Costain Group PLC	226,744	1,363
Diageo PLC	89,637	2,650
Dialog Semiconductor PLC*	28,194	1,209
DS Smith PLC	198,243	1,224
Electrocomponents PLC	263,331	1,982
Experian PLC	679,380	13,952
GlaxoSmithKline PLC	212,043	4,517
Greggs PLC	100,904	1,419
Hansteen Holdings PLC	803,130	1,303
Hays PLC	529,216	1,145
Hill & Smith Holdings PLC	84,715	1,523
HSBC Holdings PLC ADR	116,524	5,406
Ibstock PLC(2)	371,667	1,189
Inchcape PLC	127,127	1,250
Intermediate Capital Group PLC	127,721	1,386
JD Sports Fashion PLC	341,730	1,558
Jupiter Fund Management PLC	293,021	1,928
Keller Group PLC	123,522	1,414
Ladbrokes Coral Group PLC	522,443	780
Lloyds Banking Group PLC	4,075,287	3,517
Moneysupermarket.com Group PLC	256,459	1,181
National Express Group PLC	393,611	1,879
Northgate PLC	215,271	1,243
Pendragon PLC	2,455,044	992
Pennon Group PLC	114,119	1,226
Playtech PLC	93,045	1,152
Prudential PLC	287,744	6,610
Reckitt Benckiser Group PLC	166,618	16,906
Redrow PLC	195,788	1,396
Rentokil Initial PLC	572,953	2,043
RPC Group PLC	113,914	1,117
Safestore Holdings PLC	360,174	1,978
Smith & Nephew PLC	280,197	4,840
SSE PLC	169,976	3,215
Synthomer PLC	387,069	2,461
Tate & Lyle PLC	192,472	1,661
TP ICAP PLC	201,742	1,229
Ultra Electronics Holdings PLC	42,960	1,147
UNITE Group (The) PLC	147,759	1,250
Vodafone Group PLC	1,644,029	4,665

		167,303

United States - 1.0%
Carnival PLC	70,952	4,698
Nexteer Automotive Group Ltd.*	947,000	1,485
Schlumberger Ltd.	109,936	7,238

		13,421

Total Common Stocks (Cost $1,046,682)		1,227,893

PREFERRED STOCKS - 0.9% (1)
Germany - 0.9%
Volkswagen A.G.	74,026	11,290
Total Preferred Stocks (Cost $10,440)		11,290

RIGHTS - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A.*	124,855	100

Total Rights (Cost $106)		100

INVESTMENT COMPANIES - 5.2%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(3) (4)	63,595,497	63,595
Vanguard FTSE Developed Markets ETF	128,831	5,324

Total Investment Companies (Cost $68,689)		68,919

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.74%, 8/17/17(5) (6)	$4,460	$4,455

Total Short-Term Investments (Cost $4,456)		4,455

Total Investments - 99.4% (Cost $1,130,373)		1,312,657
Other Assets less Liabilities - 0.6%		7,282

NET ASSETS - 100.0%		$1,319,939

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2017 is disclosed.
(5)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(6)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Mini MSCI EAFE Index	323	$30,517	Long	9/17	$(18)

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.6%
Consumer Staples	8.6
Energy	5.3
Financials	15.6
Health Care	11.2
Industrials	17.3
Information Technology	12.0
Materials	7.4
Real Estate	3.2
Telecommunication Services	3.8
Utilities	2.0

Total	100.0%

At June 30, 2017, the Fund’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	23.9%
British Pound	15.1
Japanese Yen	14.8
United States Dollar	14.7
Swiss Franc	8.7
Hong Kong Dollar	5.0
All other currencies less than 5%	17.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

ACTIVE M/MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Australia	$1,137	$47,981	$—	$49,118
Brazil	11,992	—	—	11,992
Canada	61,475	1,388	—	62,863
China	24,490	24,105	—	48,595
France	5,274	112,331	—	117,605
Hong Kong	6,103	35,206	5	41,314
India	17,745	—	—	17,745
Ireland	30,700	5,001	—	35,701
Mexico	9,680	—	—	9,680
Netherlands	16,023	53,691	—	69,714
Russia	9,162	—	—	9,162
Spain	6,431	24,308	—	30,739
Switzerland	19,469	107,960	—	127,429
Taiwan	13,251	—	—	13,251
United Kingdom	5,405	161,898	—	167,303
United States	7,238	6,183	—	13,421
All Other Countries(1)	—	402,261	—	402,261

Total Common Stocks	245,575	982,313	5	1,227,893

Preferred Stocks(1)	—	11,290	—	11,290
Rights(1)	100	—	—	100
Investment Companies	68,919	—	—	68,919
Short-Term Investments	—	4,455	—	4,455

Total Investments	$314,594	$998,058	$5	$1,312,657

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(18)	$—	$—	$(18)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Germany	$24,014	Valuations at official close price with foreign fair value adjustment
Italy	9,222	Valuations at official close price with foreign fair value adjustment

Total	$33,236

At June 30, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Switzerland	$2,908	Valuations at official close price

NORTHERN FUNDS QUARTERLY REPORT    7    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued	JUNE 30, 2017 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/2017 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/2017 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/17 (000S)
Common Stocks
Hong Kong	$5	$—	$—	*	$—	$—	$—	$—	$5	$—	*

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the Balance as of 6/30/17 above using prices provided by the Fund’s investment adviser’s pricing and valuation committee.

	FAIR VALUE AT 6/30/17 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stocks	$5	Discounted Cash Flow Analysis	Distressed/Defaulted Market Discount, Estimated Recovery Value(1)

(1)	The significant unobservable inputs that can be used in the fair value measurement are; Distressed/Defaulted Market Discount and Estimated Recovery Value. Significant increases (decreases) in the market discount in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in Estimated Recovery Value in isolation would result in a significantly higher (lower) fair value measurement.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,138,666

Gross tax appreciation of investments	$191,235
Gross tax depreciation of investments	(17,244)

Net tax appreciation of investments	$173,991

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$46,300	$157,063	$139,768	$76	$63,595

ACTIVE M/MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4%
Aerospace & Defense - 3.8%
Aerovironment, Inc.*	48,252	$1,843
General Dynamics Corp.	41,910	8,302
Northrop Grumman Corp.	19,500	5,006
Raytheon Co.	30,900	4,990

		20,141

Apparel & Textile Products - 1.5%
Albany International Corp., Class A	40,999	2,189
NIKE, Inc., Class B	103,108	6,084

		8,273

Asset Management - 1.7%
BlackRock, Inc.	14,340	6,058
Hercules Capital, Inc.	89,143	1,180
WisdomTree Investments, Inc.	187,328	1,905

		9,143

Automotive - 0.3%
Standard Motor Products, Inc.	32,234	1,683

Banking - 3.3%
BancFirst Corp.	13,648	1,318
BB&T Corp.	109,900	4,991
Boston Private Financial Holdings, Inc.	76,663	1,177
Central Pacific Financial Corp.	40,295	1,268
Columbia Banking System, Inc.	27,535	1,097
Wells Fargo & Co.	138,022	7,648

		17,499

Biotechnology & Pharmaceuticals - 9.5%
Cambrex Corp.*	32,082	1,917
Celgene Corp.*	43,255	5,618
Eagle Pharmaceuticals, Inc.*	12,741	1,005
Eli Lilly & Co.	57,150	4,703
Halozyme Therapeutics, Inc.*	78,905	1,012
Johnson & Johnson	37,700	4,987
Ligand Pharmaceuticals, Inc.*	15,647	1,900
Merck & Co., Inc.	160,000	10,254
Pfizer, Inc.	291,250	9,783
Regeneron Pharmaceuticals, Inc.*	13,669	6,713
Supernus Pharmaceuticals, Inc.*	66,996	2,888

		50,780

Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	60,700	4,899
NewMarket Corp.	8,570	3,947

		8,846

Commercial Services - 0.3%
CBIZ, Inc.*	99,239	1,489

Construction Materials - 0.3%
Apogee Enterprises, Inc.	30,070	1,709

Consumer Products - 10.3%
Altria Group, Inc.	171,170	12,747
Archer-Daniels-Midland Co.	106,100	4,390
Coca-Cola (The) Co.	119,150	5,344
Diageo PLC ADR	39,890	4,780
Farmer Brothers Co.*	42,445	1,284
General Mills, Inc.	88,500	4,903
Inter Parfums, Inc.	40,592	1,488
Kraft Heinz (The) Co.	51,800	4,436
Mondelez International, Inc., Class A	107,400	4,639
Nestle S.A. ADR	51,899	4,525
Philip Morris International, Inc.	24,410	2,867
Reynolds American, Inc.	56,440	3,671

		55,074

Consumer Services - 0.3%
Nutrisystem, Inc.	29,190	1,519

Electrical Equipment - 1.0%
General Electric Co.	191,960	5,185

Engineering & Construction Services - 0.4%
TopBuild Corp.*	43,649	2,317

Forest & Paper Products - 0.3%
Neenah Paper, Inc.	21,434	1,720

Gaming, Lodging & Restaurants - 2.4%
Carnival Corp.	115,440	7,569
Starbucks Corp.	94,388	5,504

		13,073

Hardware - 3.1%
ADTRAN, Inc.	73,741	1,523
Cisco Systems, Inc.	291,190	9,114
Infinera Corp.*	183,062	1,953
Mercury Systems, Inc.*	51,487	2,167
Universal Electronics, Inc.*	26,473	1,770

		16,527

Health Care Facilities & Services - 3.7%
Cardinal Health, Inc.	57,900	4,512
Express Scripts Holding Co.*	75,900	4,846
HealthEquity, Inc.*	38,271	1,907
Medpace Holdings, Inc.*	38,041	1,103

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U. S . EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Health Care Facilities & Services - 3.7% continued
NeoGenomics, Inc.*	219,765	$1,969
Quest Diagnostics, Inc.	48,500	5,391

		19,728

Industrial Services - 0.7%
H&E Equipment Services, Inc.	66,633	1,360
SiteOne Landscape Supply, Inc.*	44,930	2,339

		3,699

Institutional Financial Services - 1.0%
Bank of New York Mellon (The) Corp.	100,800	5,143

Insurance - 4.4%
Allstate (The) Corp.	58,200	5,147
AMERISAFE, Inc.	24,514	1,396
Berkshire Hathaway, Inc., Class B*	20,380	3,452
Cincinnati Financial Corp.	69,380	5,026
Infinity Property & Casualty Corp.	16,937	1,592
Kinsale Capital Group, Inc.	43,438	1,621
Marsh & McLennan Cos., Inc.	65,200	5,083

		23,317

Leisure Products - 1.0%
Acushnet Holdings Corp.	70,276	1,394
Hasbro, Inc.	37,190	4,147

		5,541

Manufactured Goods - 0.2%
Chart Industries, Inc.*	37,168	1,291

Media - 5.9%
Alphabet, Inc., Class A*	3,941	3,664
Alphabet, Inc., Class C*	7,705	7,002
Facebook, Inc., Class A*	48,759	7,362
Houghton Mifflin Harcourt Co.*	126,458	1,556
New York Times (The) Co., Class A	141,433	2,503
Priceline Group (The), Inc.*	2,795	5,228
Quotient Technology, Inc.*	200,294	2,303
Wix.com Ltd.*	30,279	2,107

		31,725

Medical Equipment & Devices - 1.9%
Abbott Laboratories	107,400	5,220
Align Technology, Inc.*	28,189	4,232
Repligen Corp.*	21,692	899

		10,351

Metals & Mining - 0.6%
Encore Wire Corp.	38,048	1,625
Ferroglobe Representation & Warranty Insurance Trust* (1)	134,047	—
Kaiser Aluminum Corp.	19,946	1,765

		3,390

Oil, Gas & Coal - 5.7%
Chevron Corp.	78,730	8,214
ConocoPhillips	96,900	4,260
Forum Energy Technologies, Inc.*	68,684	1,072
Halliburton Co.	97,100	4,147
Kinder Morgan, Inc.	148,560	2,846
Marathon Oil Corp.	315,474	3,738
MRC Global, Inc.*	102,712	1,697
Occidental Petroleum Corp.	74,000	4,430

		30,404

Real Estate - 0.2%
RE/MAX Holdings, Inc., Class A	23,354	1,309

Real Estate Investment Trusts - 1.2%
Equity Residential	73,948	4,868
Terreno Realty Corp.	52,246	1,759

		6,627

Renewable Energy - 0.3%
Green Plains, Inc.	70,780	1,455

Retail - Consumer Staples - 2.2%
CVS Health Corp.	60,200	4,844
Dollar General Corp.	39,407	2,841
Smart & Final Stores, Inc.*	79,433	723
Target Corp.	60,770	3,177

		11,585

Retail - Discretionary - 2.8%
Lowe’s Cos., Inc.	98,550	7,641
Monro Muffler Brake, Inc.	37,560	1,568
O’Reilly Automotive, Inc.*	17,735	3,879
Rush Enterprises, Inc., Class A*	49,243	1,831

		14,919

Semiconductors - 1.6%
Intel Corp.	254,780	8,596

Software - 8.6%
Acxiom Corp.*	84,177	2,187
Adobe Systems, Inc.*	51,798	7,326
CA, Inc.	292,840	10,094
Callidus Software, Inc.*	122,508	2,965
Descartes Systems Group (The), Inc.*	71,945	1,752

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Software - 8.6% continued
Five9, Inc.*	98,528	$2,120
Microsoft Corp.	69,850	4,815
New Relic, Inc.*	54,698	2,352
Oracle Corp.	214,052	10,733
Paycom Software, Inc.*	29,003	1,984

		46,328

Specialty Finance - 1.9%
Mastercard, Inc., Class A	18,206	2,211
Visa, Inc., Class A	87,362	8,193

		10,404

Technology Services - 3.7%
Accenture PLC, Class A	40,001	4,947
Automatic Data Processing, Inc.	56,589	5,798
Cubic Corp.	31,354	1,452
Gartner, Inc.*	33,148	4,094
Paychex, Inc.	65,720	3,742

		20,033

Telecom - 2.8%
AT&T, Inc.	123,700	4,667
ORBCOMM, Inc.*	196,880	2,225
Verizon Communications, Inc.	182,520	8,151

		15,043

Transportation & Logistics - 1.7%
Marten Transport Ltd.	66,977	1,835
Norfolk Southern Corp.	60,090	7,313

		9,148

Utilities - 2.2%
American States Water Co.	41,619	1,973
Dominion Energy, Inc.	28,430	2,179
Duke Energy Corp.	34,910	2,918
Edison International	58,800	4,598

		11,668

Waste & Environment Services & Equipment - 0.9%
Waste Management, Inc.	65,400	4,797

Total Common Stocks (Cost $464,605)		511,479

INVESTMENT COMPANIES - 4.1%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(2) (3)	22,071,989	22,072

Total Investment Companies (Cost $22,072)		22,072

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,	$540	$539
0.74%, 8/17/17(4) (5)
Total Short-Term Investments (Cost $540)		539

Total Investments - 99.6% (Cost $487,217)		534,090

Other Assets less Liabilities - 0.4%		2,290

NET ASSETS - 100.0%		$536,380

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2017 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	69	$8,352	Long	9/17	$(23)
E-Mini S&P MidCap 400	3	524	Long	9/17	1
Russell 2000 Mini Index	16	1,131	Long	9/17	9

Total					$(13)

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND continued	JUNE 30, 2017 (UNAUDITED)

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.8%
Consumer Staples	11.9
Energy	5.9
Financials	10.8
Health Care	15.8
Industrials	11.4
Information Technology	23.3
Materials	2.4
Real Estate	1.5
Telecommunication Services	2.9
Utilities	2.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$511,479	$—	$—	$511,479
Investment Companies	22,072	—	—	22,072
Short-Term Investments	—	539	—	539

Total Investments	$533,551	$539	$—	$534,090

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$10	$—	$—	$10
Liabilities
Futures Contracts	(23)	—	—	(23)

Total Other Financial Instruments	$(13)	$—	$—	$(13)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$487,795

Gross tax appreciation of investments	$56,653
Gross tax depreciation of investments	(10,358)

Net tax appreciation of investments	$46,295

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$17,283	$57,898	$53,109	$18	$22,072

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.7%(1)
Australia - 9.3%
AusNet Services	14,221,918	$18,964
Macquarie Atlas Roads Group	2,068,246	8,918
Spark Infrastructure Group	19,213,083	38,661
Transurban Group	5,486,448	49,936

		116,479

Brazil - 1.9%
EDP - Energias do Brasil S.A.*	1,537,800	6,554
Transmissora Alianca de Energia Eletrica S.A.	2,577,500	17,296

		23,850

Canada - 3.5%
Enbridge, Inc.	636,414	25,353
TransCanada Corp.	392,591	18,715

		44,068

Chile - 0.5%
Aguas Andinas S.A., Class A	10,905,965	6,397

France - 12.6%
Aeroports de Paris	69,594	11,242
Eutelsat Communications S.A.	1,130,000	28,887
Groupe Eurotunnel S.E. (Registered)	3,634,162	38,780
SES S.A.	1,365,505	32,021
Vinci S.A.	548,581	46,860

		157,790

Germany - 3.9%
Fraport A.G. Frankfurt Airport Services Worldwide	554,896	49,086

Italy - 16.7%
ASTM S.p.A.	108,198	1,876
Atlantia S.p.A.	2,877,093	81,253
Hera S.p.A.	2,898,933	8,852
Italgas S.p.A.	3,540,524	17,885
Snam S.p.A.	10,680,575	46,714
Societa Iniziative Autostradali e Servizi S.p.A.	282,051	3,116
Terna Rete Elettrica Nazionale S.p.A.	8,897,930	48,153

		207,849

Japan - 1.8%
Tokyo Gas Co. Ltd.	4,345,000	22,628

Mexico - 0.8%
OHL Mexico S.A.B. de C.V.	7,040,189	10,156

Netherlands - 2.3%
Koninklijke Vopak N.V.	608,563	28,252

Portugal - 0.5%
REN - Redes Energeticas Nacionais SGPS S.A.	1,924,200	6,026

Spain - 4.9%
Abertis Infraestructuras S.A.	2,668,700	49,482
Enagas S.A.	203,826	5,726
Red Electrica Corp. S.A.	273,400	5,725

		60,933

Switzerland - 2.1%
Flughafen Zurich A.G. (Registered)	107,152	26,312

United Kingdom - 6.1%
National Grid PLC	1,984,844	24,635
Pennon Group PLC	2,253,077	24,209
Severn Trent PLC	441,615	12,560
United Utilities Group PLC	1,339,751	15,148

		76,552

United States - 21.8%
Ameren Corp.	266,103	14,548
Atmos Energy Corp.	117,307	9,731
CMS Energy Corp.	348,023	16,096
Crown Castle International Corp.	389,199	38,990
Genesee & Wyoming, Inc., Class A*	103,200	7,058
Kinder Morgan, Inc.	1,369,742	26,244
NiSource, Inc.	907,901	23,025
Norfolk Southern Corp.	374,050	45,522
PG&E Corp.	663,513	44,037
Sempra Energy	193,545	21,822
Union Pacific Corp.	226,400	24,657

		271,730

Total Common Stocks (Cost $955,313)		1,108,108

MASTER LIMITED PARTNERSHIPS - 3.9%
United States - 3.9%
Boardwalk Pipeline Partners L.P.	1,395,039	25,124
Enbridge Energy Partners L.P.	1,437,731	23,004

		48,128

Total Master Limited Partnerships (Cost $54,195)		48,128

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.2%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(2) (3)	77,662,290	$77,662

Total Investment Companies (Cost $77,662)		77,662

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.74%, 8/17/17(4) (5)	$1,540	$1,538

Total Short-Term Investments (Cost $1,539)		1,538

Total Investments - 98.9% (Cost $1,088,709)		1,235,436

Other Assets less Liabilities - 1.1%		13,725

NET ASSETS - 100.0%		$1,249,161

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2017 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-mini S&P 500	146	$17,673	Long	9/17	$(25)
Mini MSCI EAFE Index	146	13,794	Long	9/17	14

Total					$(11)

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENT
Consumer Discretionary	5.3%
Energy	17.2
Industrial	39.3
Real Estate	3.4
Utilities	34.8

Total	100.0%

At June 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENT
Euro	44.1%
United States Dollar	27.7
Australian Dollar	10.1
British Pound	6.6
All other currencies less than 5%	11.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common stocks
Brazil	$23,850	$—	$—	$23,850
Canada	44,068	—	—	44,068
Chile	6,397	—	—	6,397
Mexico	10,156	—	—	10,156
United States	271,730	—	—	271,730
All Other Countries(1)	—	751,907	—	751,907

Total Common Stocks	356,201	751,907	—	1,108,108

Master Limited Partnerships(1)	48,128	—	—	48,128
Investment Companies	77,662	—	—	77,662
Short-Term Investments	—	1,538	—	1,538

Total Investments	$481,991	$753,445	$—	$1,235,436

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$14	$—	$—	$14
Liabilities
Futures Contracts	(25)	—	—	(25)

Total Other Financial Instruments	$(11)	$—	$—	$(11)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Italy	$4,992	Valuations at official close price with foreign fair value adjustment

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,099,649

Gross tax appreciation of investments	$164,039
Gross tax depreciation of investments	(28,252)

Net tax appreciation of investments	$135,787

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$57,454	$212,048	$191,840	$40	$77,662

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%(1)
Australia - 4.3%
BGP Holdings PLC(2)	3,277,404	$—
Charter Hall Group	115,728	489
Dexus	337,675	2,458
Goodman Group	489,073	2,956
Scentre Group	492,262	1,531
Westfield Corp.	234,179	1,444

		8,878

Canada - 0.6%
Canadian Real Estate Investment Trust	31,700	1,121

China - 0.3%
SOHO China Ltd.*	1,160,600	572

France - 2.1%
Gecina S.A.	5,627	883
Unibail-Rodamco S.E.	13,721	3,460

		4,343

Germany - 3.7%
alstria office REIT-A.G.	143,082	1,935
Deutsche Wohnen A.G. (Bearer)	88,028	3,370
Grand City Properties S.A.	46,200	926
Vonovia S.E.	35,011	1,391

		7,622

Hong Kong - 6.5%
Cheung Kong Property Holdings Ltd.	583,000	4,567
Hongkong Land Holdings Ltd.	434,123	3,195
Link REIT	326,500	2,484
Sun Hung Kai Properties Ltd.	152,000	2,233
Wharf Holdings (The) Ltd.	105,416	874

		13,353

Ireland - 1.0%
Green REIT PLC	1,226,738	1,998

Japan - 8.0%
Hulic REIT, Inc.	194	303
Japan Rental Housing Investments, Inc.	1,550	1,143
LaSalle Logiport REIT	120	121
Leopalace21 Corp.	116,842	726
Mitsubishi Estate Co. Ltd.	161,800	3,023
Mitsui Fudosan Co. Ltd.	262,300	6,271
Nippon Accommodations Fund, Inc.	131	548
Orix JREIT, Inc.	469	692
Sumitomo Realty & Development Co. Ltd.	107,000	3,307
United Urban Investment Corp.	233	332

		16,466

Netherlands - 0.2%
Eurocommercial Properties N.V. - CVA	12,000	480

Singapore - 3.7%
Ascendas Real Estate Investment Trust	500,900	950
CapitaLand Ltd.	561,700	1,428
City Developments Ltd.	411,800	3,210
Mapletree Commercial Trust	1,737,273	2,012

		7,600

Spain - 1.1%
Merlin Properties Socimi S.A.	183,490	2,320

United Kingdom - 8.8%
Capital & Counties Properties PLC	518,343	1,977
Derwent London PLC	38,500	1,331
Grainger PLC	953,036	3,265
Great Portland Estates PLC	206,996	1,611
Hammerson PLC	229,681	1,719
Land Securities Group PLC	184,600	2,437
Shaftesbury PLC	162,496	2,059
Tritax Big Box REIT PLC	285,100	543
UNITE Group (The) PLC	385,835	3,263

		18,205

United States - 55.2%
American Campus Communities, Inc.	33,500	1,585
American Homes 4 Rent, Class A	71,100	1,605
Apartment Investment & Management Co., Class A	11,415	490
AvalonBay Communities, Inc.	16,786	3,226
Boston Properties, Inc.	7,927	975
Brixmor Property Group, Inc.	155,078	2,773
Brookdale Senior Living, Inc.*	363,566	5,348
Camden Property Trust	12,101	1,035
CBL & Associates Properties, Inc.	133,949	1,129
Columbia Property Trust, Inc.	62,916	1,408
CoreSite Realty Corp.	11,286	1,168
Crown Castle International Corp.	42,467	4,254
CubeSmart	23,943	576
DCT Industrial Trust, Inc.	47,156	2,520
DDR Corp.	164,343	1,491
Duke Realty Corp.	49,000	1,370

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%(1) continued
United States - 55.2% continued
Empire State Realty Trust, Inc., Class A	33,821	$702
Equinix, Inc.	4,250	1,824
Equity Commonwealth*	59,003	1,864
Equity LifeStyle Properties, Inc.	14,588	1,260
Equity Residential	43,425	2,859
Essex Property Trust, Inc.	10,399	2,675
Federal Realty Investment Trust	7,600	961
Forest City Realty Trust, Inc., Class A	82,077	1,984
GGP, Inc.	213,508	5,030
Gramercy Property Trust	43,866	1,303
HCP, Inc.	125,824	4,021
Hersha Hospitality Trust	34,100	631
Host Hotels & Resorts, Inc.	49,979	913
Hudson Pacific Properties, Inc.	41,900	1,433
Invitation Homes, Inc.	59,557	1,288
Kilroy Realty Corp.	29,978	2,253
Kimco Realty Corp.	126,453	2,320
LaSalle Hotel Properties	22,200	662
Life Storage, Inc.	11,400	845
Medical Properties Trust, Inc.	16,600	214
MGM Growth Properties LLC, Class A	114,418	3,340
Mid-America Apartment Communities, Inc.	15,000	1,581
National Health Investors, Inc.	14,094	1,116
Omega Healthcare Investors, Inc.	14,225	470
Park Hotels & Resorts, Inc.	52,964	1,428
Prologis, Inc.	76,263	4,472
Public Storage	12,044	2,512
QTS Realty Trust, Inc., Class A	12,800	670
Realty Income Corp.	35,519	1,960
Regency Centers Corp.	45,950	2,878
Simon Property Group, Inc.	55,819	9,029
SL Green Realty Corp.	18,422	1,949
STAG Industrial, Inc.	24,000	662
Sunstone Hotel Investors, Inc.	74,131	1,195
UDR, Inc.	61,950	2,414
Urban Edge Properties	42,075	998
VEREIT, Inc.	227,170	1,849
Vornado Realty Trust	28,118	2,640
Weingarten Realty Investors	68,877	2,073
Welltower, Inc.	59,411	4,447

		113,678

Total Common Stocks (Cost $187,001)		196,636

INVESTMENT COMPANIES - 4.0%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(3) (4)	8,342,436	8,342

Total Investment Companies (Cost $8,343)		8,342

Total Investments - 99.5% (Cost $195,344)		204,978

Other Assets less Liabilities - 0.5%		1,014

NET ASSETS - 100.0%		$205,992

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2017 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	10.7%
Diversified REITs	7.0
Health Care Facilities	2.7
Health Care REITs	5.2
Hotel & Resort REITs	4.2
Industrial REITs	6.9
Office REITs	11.5
Real Estate Development	2.6
Real Estate Operating Companies	7.2
Residential REITs	12.7
Retail REITs	23.3
Specialized REITs	6.0

Total	100.0%

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

At June 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	59.4%
British Pound	9.3
Euro	8.5
Japanese Yen	8.4
Hong Kong Dollar	5.5
All other currencies less than 5%	8.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common stocks
Canada	$1,121	$—	$—	$1,121
United States	113,678	—	—	113,678
All Other Countries(1)	—	81,837	—	81,837

Total Common Stocks	114,799	81,837	—	196,636

Investment Companies	8,342	—	—	8,342

Total Investments	$123,141	$81,837	$—	$204,978

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Germany	$926	Valuations at official close price with foreign fair value adjustment

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$206,528

Gross tax appreciation of investments	$8,314
Gross tax depreciation of investments	(9,864)

Net tax depreciation of investments	$(1,550)

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$9,793	$40,393	$41,844	$12	$8,342

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 0.4%
United States - 0.4%
JPMorgan Chase Bank N.A. Credit Linked Note (Republic of Indonesia),
6.13%, 5/17/28 (IDR)(2)	$6,050,000	$420
8.75%, 5/19/31 (IDR)(2)	2,054,000	173

		593

Total Corporate Bonds (Cost $577)		593

FOREIGN ISSUER BONDS - 91.0%
Angola - 0.1%
Angolan Government International Bond,
9.50%, 11/12/25	200	211

Argentina - 4.2%
Argentina Bonar Bonds,
22.49%, 3/11/19 (ARS)(3)	454	27
23.19%, 3/1/20 (ARS)(3)	476	29
22.05%, 4/3/22 (ARS)(3)	3,096	181
Argentina POM Politica Monetaria,
26.25%, 6/21/20 (ARS)(3)	2,353	145
Argentine Bonos del Tesoro,
22.75%, 3/5/18 (ARS)	3,747	228
21.20%, 9/19/18 (ARS)	3,000	183
18.20%, 10/3/21 (ARS)	10,160	651
Argentine Republic Government International Bond,
6.88%, 4/22/21	150	161
7.50%, 4/22/26	305	328
7.82%, 12/31/33 (EUR)	316	387
8.28%, 12/31/33	56	62
4.76%, 12/15/35 (EUR)(3)	755	76
4.68%, 12/15/35(3)	3,435	306
2.50%, 12/31/38(4)	360	235
7.63%, 4/22/46	845	865
7.13%, 6/28/17(2) (5)	775	703
Provincia de Buenos Aires,
6.50%, 2/15/23	470	481
7.88%, 6/15/27	390	405
Provincia de Cordoba,
7.13%, 6/10/21	450	473
7.45%, 9/1/24	150	156
8/1/27(6)	660	656

		6,738

Azerbaijan - 0.9%
Southern Gas Corridor CJSC,
6.88%, 3/24/26	1,100	1,194
State Oil Co. of the Azerbaijan Republic,
6.95%, 3/18/30	200	210

		1,404

Bahrain - 0.5%
Bahrain Government International Bond,
7.00%, 10/12/28	860	873

Belarus - 1.4%
Republic of Belarus International Bond,
8.95%, 1/26/18	660	679
6.88%, 2/28/23(2) (7)	804	821
7.63%, 6/29/27(2) (7)	769	784

		2,284

Bermuda - 0.7%
Digicel Group Ltd.,
8.25%, 9/30/20	965	902
7.13%, 4/1/22	200	174

		1,076

Bolivia - 0.8%
Bolivian Government International Bond,
4.50%, 3/20/28	1,370	1,342

Brazil - 7.6%
Banco Nacional de Desenvolvimento Economico e Social,
6.50%, 6/10/19	100	106
4.75%, 5/9/24	200	195
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/20 (BRL)(8)	3,742	900
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/18 (BRL)	2,200	669
10.00%, 1/1/21 (BRL)	17,664	5,343
10.00%, 1/1/23 (BRL)	3,518	1,051
10.00%, 1/1/25 (BRL)	2,068	611
10.00%, 1/1/27 (BRL)	4,753	1,396
Brazilian Government International Bond,
4.88%, 1/22/21	100	105
2.63%, 1/5/23	200	185
8.88%, 4/15/24	30	38
4.25%, 1/7/25	220	216
6.00%, 4/7/26	600	647
10.13%, 5/15/27	136	193

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 91.0% continued
Brazil - 7.6% continued
8.25%, 1/20/34	$190	$238
7.13%, 1/20/37	149	170
5.00%, 1/27/45	250	219

		12,282

Chile - 0.4%
Banco del Estado de Chile,
3.88%, 2/8/22	150	157
Corp. Nacional del Cobre de Chile,
3.75%, 11/4/20	100	104
5.63%, 10/18/43	200	232
4.88%, 11/4/44	200	214

		707

China - 0.4%
Amber Circle Funding Ltd.,
3.25%, 12/4/22	200	203
Franshion Development Ltd.,
6.75%, 4/15/21	200	224
Sinochem Overseas Capital Co. Ltd.,
4.50%, 11/12/20	100	106
6.30%, 11/12/40	100	128

		661

Colombia - 3.0%
Colombia Government International Bond,
11.75%, 2/25/20	125	155
8.13%, 5/21/24	125	159
7.38%, 9/18/37	100	129
6.13%, 1/18/41	220	254
5.63%, 2/26/44	200	219
5.00%, 6/15/45	200	201
Colombian TES,
11.00%, 7/24/20 (COP)	831,300	315
7.00%, 5/4/22 (COP)	6,767,500	2,333
10.00%, 7/24/24 (COP)	1,575,700	631
6.00%, 4/28/28 (COP)	1,014,100	319
Ecopetrol S.A.,
7.63%, 7/23/19	60	66

		4,781

Costa Rica - 0.1%
Costa Rica Government International Bond,
4.25%, 1/26/23	240	234

Croatia - 1.4%
Croatia Government International Bond,
6.75%, 11/5/19	100	109
6.63%, 7/14/20	200	221
6.38%, 3/24/21	200	222
5.50%, 4/4/23	515	564
6.00%, 1/26/24	425	477
3.00%, 3/20/27 (EUR)	610	708

		2,301

Cyprus - 0.2%
MHP S.A.,
8.25%, 4/2/20	265	281

Dominican Republic - 1.1%
Dominican Republic International Bond,
7.50%, 5/6/21	120	133
6.60%, 1/28/24	100	110
5.88%, 4/18/24	100	105
5.50%, 1/27/25	230	238
6.88%, 1/29/26	230	257
5.95%, 1/25/27	180	188
7.45%, 4/30/44	190	217
6.85%, 1/27/45	480	511

		1,759

Ecuador - 4.0%
Ecuador Government International Bond,
10.50%, 3/24/20	1,271	1,341
10.75%, 3/28/22	1,712	1,832
8.75%, 6/2/23(2) (7)	400	395
7.95%, 6/20/24	1,120	1,050
9.65%, 12/13/26	670	672
9.63%, 6/2/27(2) (7)	1,180	1,183

		6,473

Egypt - 1.7%
Egypt Government International Bond,
6.13%, 1/31/22	655	670
7.50%, 1/31/27	745	793
8.50%, 1/31/47	800	864
Egypt Treasury Bills,
0.00%, 9/12/17 (EGP)(8)	3,425	183
0.00%, 10/10/17 (EGP)(8)	425	22
0.00%, 11/14/17 (EGP)(8)	2,800	145
0.00%, 11/21/17 (EGP)(8)	575	30
0.00%, 12/12/17 (EGP)(8)	375	19

		2,726

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 91.0% continued
El Salvador - 0.7%
El Salvador Government International Bond,
7.38%, 12/1/19	$40	$40
5.88%, 1/30/25	341	306
6.38%, 1/18/27	25	23
8.63%, 2/28/29	430	448
8.25%, 4/10/32	70	69
7.65%, 6/15/35	99	93
7.63%, 2/1/41	150	139

		1,118

Ethiopia - 0.2%
Ethiopia International Bond,
6.63%, 12/11/24	250	248

Gabon - 0.6%
Gabon Government International Bond,
6.38%, 12/12/24	1,000	976

Georgia - 0.1%
Georgia Government International Bond,
6.88%, 4/12/21	200	223

Guatemala - 0.1%
Guatemala Government Bond,
4.88%, 2/13/28	200	205

Hong Kong - 0.1%
Industrial & Commercial Bank of China Asia Ltd.,
5.13%, 11/30/20	100	107

Hungary - 1.9%
Hungary Government Bond,
7.00%, 6/24/22 (HUF)	223,750	1,042
3.00%, 6/26/24 (HUF)	65,510	252
5.50%, 6/24/25 (HUF)	83,690	372
3.00%, 10/27/27 (HUF)	118,430	439
Hungary Government International Bond,
5.38%, 2/21/23	260	290
5.75%, 11/22/23	240	275
5.38%, 3/25/24	136	153
7.63%, 3/29/41	116	173

		2,996

India - 0.7%
Export-Import Bank of India,
4.00%, 1/14/23	200	208
India Government Bond,
7.72%, 5/25/25 (INR)	61,000	992

		1,200

Indonesia - 5.4%
Indonesia Government International Bond,
3.75%, 6/14/28 (EUR)	165	207
8.50%, 10/12/35	100	144
6.63%, 2/17/37	100	124
7.75%, 1/17/38	200	276
5.13%, 1/15/45	200	214
5.95%, 1/8/46	200	237
5.25%, 1/8/47	200	218
Indonesia Treasury Bond,
7.88%, 4/15/19 (IDR)	514,000	40
8.38%, 3/15/24 (IDR)	7,850,000	641
8.38%, 9/15/26 (IDR)	9,795,000	812
7.00%, 5/15/27 (IDR)	8,732,000	663
9.00%, 3/15/29 (IDR)	10,066,000	862
8.75%, 5/15/31 (IDR)	16,695,000	1,415
8/15/32 (IDR)(6)	1,300	99
7.50%, 8/15/32 (IDR)	4,736	360
8.38%, 3/15/34 (IDR)	6,104,000	494
8.25%, 5/15/36 (IDR)	20,908,000	1,685
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	200	218
Perusahaan Penerbit SBSN Indonesia III,
4.55%, 3/29/26(2)	110	115

		8,824

Ireland - 0.6%
Credit Bank of Moscow Via CBOM Finance PLC,
5.88%, 11/7/21	200	207
Oilflow SPV 1 DAC,
12.00%, 1/13/22	200	211
SCF Capital Designated Activity Co.,
5.38%, 6/16/23	200	207
Vnesheconombank Via VEB Finance PLC,
5.45%, 11/22/17	100	101
6.90%, 7/9/20	100	109
5.94%, 11/21/23	200	215

		1,050

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 91.0% continued
Ivory Coast - 0.4%
Ivory Coast Government International Bond,
6.38%, 3/3/28	$200	$203
5.75%, 12/31/32(4)	382	368

		571

Jamaica - 0.2%
Jamaica Government International Bond,
8.00%, 3/15/39	215	254

Jordan - 0.3%
Jordan Government International Bond,
5.75%, 1/31/27	455	454

Kazakhstan - 1.8%
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22	200	201
KazAgro National Management Holding JSC,
4.63%, 5/24/23	200	200
Kazakhstan Government International Bond,
5.13%, 7/21/25	100	109
4.88%, 10/14/44	200	198
6.50%, 7/21/45	200	238
Kazkommertsbank JSC,
8.50%, 5/11/18	200	206
5.50%, 12/21/22	75	72
KazMunayGas National Co. JSC,
9.13%, 7/2/18	105	111
7.00%, 5/5/20	100	109
5.75%, 4/30/43	200	193
5.75%, 4/19/47	400	379
Zhaikmunai LLP,
6.38%, 2/14/19	410	412
7.13%, 11/13/19	470	475

		2,903

Kenya - 0.2%
Kenya Government International Bond,
5.88%, 6/24/19	300	309

Lebanon - 1.2%
Lebanon Government International Bond,
5.45%, 11/28/19	80	80
6.38%, 3/9/20	120	123
8.25%, 4/12/21	150	162
6.10%, 10/4/22	150	151
6.00%, 1/27/23	120	119
6.20%, 2/26/25	50	49
6.60%, 11/27/26	160	161
6.75%, 11/29/27	40	40
6.65%, 11/3/28	1,145	1,128

		2,013

Luxembourg - 0.1%
QGOG Constellation S.A.,
6.25%, 11/9/19	250	178

Malaysia - 3.8%
Axiata SPV1 Labuan Ltd.,
5.38%, 4/28/20	100	108
Malaysia Government Bond,
4.24%, 2/7/18 (MYR)	2,173	509
3.65%, 10/31/19 (MYR)	900	211
4.38%, 11/29/19 (MYR)	987	235
3.66%, 10/15/20 (MYR)	2,240	522
4.05%, 9/30/21 (MYR)	310	73
3.62%, 11/30/21 (MYR)	160	37
3.88%, 3/10/22 (MYR)	10,044	2,367
3.80%, 9/30/22 (MYR)	2,291	533
3.80%, 8/17/23 (MYR)	3,130	725
3.96%, 9/15/25 (MYR)	742	172
4.50%, 4/15/30 (MYR)	740	173
3.84%, 4/15/33 (MYR)	461	101
4.25%, 5/31/35 (MYR)	400	90
Petronas Capital Ltd.,
5.25%, 8/12/19	100	106
7.88%, 5/22/22	100	124

		6,086

Mexico - 5.3%
Comision Federal de Electricidad,
4.88%, 1/15/24	200	212
Mexican Bonos,
6.50%, 6/10/21 (MXN)	35,100	1,929
8.00%, 12/7/23 (MXN)	4,230	249
10.00%, 12/5/24 (MXN)	21,430	1,408
5.75%, 3/5/26 (MXN)	13,170	678
7.50%, 6/3/27 (MXN)	14,930	866
7.75%, 11/23/34 (MXN)	13,720	813
Mexico Government International Bond,
6.05%, 1/11/40	40	47
4.75%, 3/8/44	130	130

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 91.0% continued
Mexico - 5.3% continued
5.55%, 1/21/45	$50	$56
4.60%, 1/23/46	200	195
5.75%, 10/12/10(9)	60	62
Petroleos Mexicanos,
6.00%, 3/5/20	20	22
3.75%, 2/21/24 (EUR)	330	391
7.19%, 9/12/24 (MXN)	4,690	235
6.88%, 8/4/26	150	166
4.88%, 2/21/28 (EUR)	290	346
6.50%, 6/2/41	90	89
5.50%, 6/27/44	40	35
5.63%, 1/23/46	130	115
6.75%, 9/21/47	565	571

		8,615

Mongolia - 0.4%
Energy Resources LLC,
2.37%, 9/30/22(10)	60	25
4.76%, 9/30/22(3)	264	239
Mongolia Government International Bond,
5.13%, 12/5/22	400	375

		639

Morocco - 0.3%
Morocco Government International Bond,
4.25%, 12/11/22	210	221
5.50%, 12/11/42	200	222

		443

Netherlands - 1.5%
GTH Finance B.V.,
6.25%, 4/26/20	200	212
Kazakhstan Temir Zholy Finance B.V.,
6.95%, 7/10/42	200	212
Majapahit Holding B.V.,
8.00%, 8/7/19	100	111
7.75%, 1/20/20	100	112
Marfrig Holdings Europe B.V.,
6.88%, 6/24/19	200	205
Metinvest B.V. (100% Cash),
9.37%, 12/31/21(11)	404	368
Petrobras Global Finance B.V.,
5.38%, 1/27/21	285	290
7.38%, 1/17/27	355	375
6.88%, 1/20/40	340	322
6.85%, 6/5/15(12)	25	22
VimpelCom Holdings B.V.,
3.95%, 6/16/21(2) (7)	200	200

		2,429

Nigeria - 1.2%
Nigeria Government International Bond,
7.88%, 2/16/32	1,775	1,930

Oman - 0.1%
Oman Government International Bond,
4.75%, 6/15/26	200	197

Pakistan - 0.5%
Pakistan Government International Bond,
7.25%, 4/15/19	203	214
8.25%, 4/15/24	200	228
8.25%, 9/30/25	200	230
Second Pakistan International Sukuk (The) Co. Ltd.,
6.75%, 12/3/19	200	211

		883

Panama - 0.3%
Panama Government International Bond,
8.88%, 9/30/27	62	88
9.38%, 4/1/29	73	108
6.70%, 1/26/36	124	160
4.30%, 4/29/53	200	196

		552

Paraguay - 0.4%
Paraguay Government International Bond,
4.63%, 1/25/23	200	209
5.00%, 4/15/26	200	211
4.70%, 3/27/27	200	205

		625

Peru - 2.8%
Fondo MIVIVIENDA S.A.,
7.00%, 2/14/24 (PEN)	279	89
Peruvian Government International Bond,
5.70%, 8/12/24 (PEN)	461	148
7.35%, 7/21/25	218	285
8.20%, 8/12/26 (PEN)	1,150	425
6.35%, 8/12/28 (PEN)	1,208	395
6.95%, 8/12/31 (PEN)	2,183	746
8.75%, 11/21/33	220	337

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 91.0% continued
Peru - 2.8% continued
6.90%, 8/12/37 (PEN)	$746	$252
5.63%, 11/18/50	413	500
Petroleos del Peru S.A.,
4.75%, 6/19/32(2)	645	640
5.63%, 6/19/47(2)	645	652

		4,469

Philippines - 0.8%
Philippine Government International Bond,
4.95%, 1/15/21 (PHP)	17,000	348
10.63%, 3/16/25	63	97
9.50%, 2/2/30	94	151
7.75%, 1/14/31	200	288
6.38%, 10/23/34	100	134
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/2/24	200	258

		1,276

Poland - 1.9%
Republic of Poland Government Bond,
5.75%, 9/23/22 (PLN)	430	133
4.00%, 10/25/23 (PLN)	143	41
3.25%, 7/25/25 (PLN)	1,179	321
2.50%, 7/25/26 (PLN)	2,360	603
2.50%, 7/25/27 (PLN)	7,283	1,830
Republic of Poland Government International Bond,
5.00%, 3/23/22	78	87
3.00%, 3/17/23	31	32

		3,047

Romania - 0.8%
Romania Government Bond,
4.75%, 2/24/25 (RON)	285	77
5.80%, 7/26/27 (RON)	1,980	572
Romanian Government International Bond,
6.75%, 2/7/22	318	369
4.38%, 8/22/23	306	325
6.13%, 1/22/44	24	31

		1,374

Russia - 3.6%
Gazprom Neft OAO Via GPN Capital S.A.,
4.38%, 9/19/22	200	204
Russian Federal Bond - OFZ,
6.70%, 5/15/19 (RUB)	40,000	668
6.80%, 12/11/19 (RUB)	4,561	76
6.40%, 5/27/20 (RUB)	4,070	67
7.60%, 4/14/21 (RUB)	6,880	116
7.50%, 8/18/21 (RUB)	53,391	896
7.60%, 7/20/22 (RUB)	11,500	194
7.40%, 12/7/22 (RUB)	9,682	162
7.00%, 1/25/23 (RUB)	8,018	131
7.00%, 8/16/23 (RUB)	51,251	841
7.75%, 9/16/26 (RUB)	85,915	1,465
8.15%, 2/3/27 (RUB)	17,658	313
8.50%, 9/17/31 (RUB)	15,802	285
Russian Foreign Bond - Eurobond,
5.25%, 6/23/47(2)	200	202
Sberbank of Russia Via SB Capital S.A.,
5.25%, 5/23/23	200	205

		5,825

Senegal - 0.1%
Senegal Government International Bond,
6.25%, 5/23/33(2)	200	203

Serbia - 0.6%
Serbia International Bond,
4.88%, 2/25/20	655	684
7.25%, 9/28/21	200	231

		915

South Africa - 7.5%
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21	210	212
6.75%, 8/6/23	200	204
KSA Sukuk Ltd.,
2.89%, 4/20/22	200	200
Republic of South Africa Government Bond,
6.75%, 3/31/21 (ZAR)	2,744	203
10.50%, 12/21/26 (ZAR)	54,733	4,645
8.00%, 1/31/30 (ZAR)	9,545	661
7.00%, 2/28/31 (ZAR)	11,377	713
8.25%, 3/31/32 (ZAR)	11,985	828
6.25%, 3/31/36 (ZAR)	6,330	342
8.50%, 1/31/37 (ZAR)	5,712	389
6.50%, 2/28/41 (ZAR)	615	33
8.75%, 1/31/44 (ZAR)	12,099	826
8.75%, 2/28/48 (ZAR)	31,521	2,151

ACTIVE M/MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 91.0% continued
South Africa - 7.5% continued
Republic of South Africa Government International Bond,
5.50%, 3/9/20	$110	$117
5.88%, 5/30/22(2)	100	109
4.30%, 10/12/28	340	318
5.00%, 10/12/46	200	185

		12,136

Sri Lanka - 0.5%
Sri Lanka Government International Bond,
6.00%, 1/14/19	430	446
6.20%, 5/11/27	400	399

		845

Suriname - 0.1%
Republic of Suriname,
9.25%, 10/26/26	200	205

Thailand - 1.2%
Thailand Government Bond,
1.20%, 7/14/21 (THB)	7,600	235
3.63%, 6/16/23 (THB)	3,895	124
3.85%, 12/12/25 (THB)	6,846	223
3.58%, 12/17/27 (THB)	2,810	89
1.25%, 3/12/28 (THB)	2,102	60
4.88%, 6/22/29 (THB)	14,666	522
3.65%, 6/20/31 (THB)	6,561	206
3.40%, 6/17/36 (THB)	16,588	509

		1,968

Tunisia - 1.1%
Banque Centrale de Tunisie International Bond,
5.63%, 2/17/24 (EUR)	835	973
5.75%, 1/30/25	795	765

		1,738

Turkey - 7.2%
Turkey Government Bond,
8.50%, 7/10/19 (TRY)	1,466	401
9.40%, 7/8/20 (TRY)	1,227	340
10.70%, 2/17/21 (TRY)	2,367	678
9.50%, 1/12/22 (TRY)	697	191
3.00%, 2/23/22 (TRY)	791	350
8.50%, 9/14/22 (TRY)	613	161
7.10%, 3/8/23 (TRY)	1,142	280
8.80%, 9/27/23 (TRY)	788	209
10.40%, 3/20/24 (TRY)	240	69
8.00%, 3/12/25 (TRY)	1,828	459
10.60%, 2/11/26 (TRY)	3,286	953
11.00%, 2/24/27 (TRY)	15,370	4,569
Turkey Government International Bond,
7.50%, 7/14/17	104	104
6.75%, 4/3/18	100	103
7.00%, 3/11/19	100	107
7.00%, 6/5/20	57	63
7.38%, 2/5/25	84	97
6.00%, 3/25/27	335	357
6.88%, 3/17/36	88	99
6.75%, 5/30/40	164	183
6.00%, 1/14/41	200	205
4.88%, 4/16/43	345	306
6.63%, 2/17/45	440	486
5.75%, 5/11/47	830	812

		11,582

Ukraine - 0.7%
Ukraine Government International Bond,
7.75%, 9/1/20	100	103
7.75%, 9/1/25	115	112
7.75%, 9/1/27	100	97
2.69%, 5/31/40(3)	2,093	820

		1,132

United Arab Emirates - 0.1%
Emirate of Dubai Government International Bonds,
5.25%, 1/30/43	200	200

United Kingdom - 0.8%
DTEK Finance PLC (100% Cash),
10.75%, 12/31/24(11)	76	68
ICBC Standard Bank PLC,
0.00%, 6/14/18 (EGP)(2) (8)	17,045	792
Oschadbank Via SSB #1 PLC,
9.38%, 3/10/23(4)	200	205
Ukreximbank Via Biz Finance PLC,
9.63%, 4/27/22	155	160

		1,225

Uruguay - 0.6%
Uruguay Government International Bond,
9.88%, 6/20/22 (UYU)(2) (7)	8,424	302

NORTHERN FUNDS QUARTERLY REPORT    7    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 91.0% continued
Uruguay - 0.6% continued
4.50%, 8/14/24	$155	$169
7.88%, 1/15/33	121	165
7.63%, 3/21/36	89	121
4.13%, 11/20/45	74	68
5.10%, 6/18/50	71	72

		897

Venezuela - 2.9%
Petroleos de Venezuela S.A.,
8.50%, 11/2/17	52	45
8.50%, 10/27/20	3,371	2,430
9.00%, 11/17/21	172	84
12.75%, 2/17/22	92	51
6.00%, 5/16/24	4	1
6.00%, 11/15/26	960	355
5.38%, 4/12/27	77	28
9.75%, 5/17/35	222	103
Venezuela Government International Bond,
7.00%, 12/1/18	1	1
7.75%, 10/13/19	145	74
6.00%, 12/9/20	85	38
12.75%, 8/23/22	151	81
9.00%, 5/7/23	131	58
8.25%, 10/13/24	339	146
7.65%, 4/21/25	65	27
11.75%, 10/21/26	889	458
9.25%, 9/15/27	135	67
9.25%, 5/7/28	223	99
11.95%, 8/5/31	1,217	615
9.38%, 1/13/34	4	2
7.00%, 3/31/38	2	1

		4,764

Vietnam - 0.2%
Vietnam Government International Bond,
6.75%, 1/29/20	176	192
4.80%, 11/19/24	80	84

		276

Zambia - 0.6%
Zambia Government International Bond,
8.50%, 4/14/24	565	591
8.97%, 7/30/27	425	454

		1,045

Total Foreign Issuer Bonds (Cost $147,202)		147,283

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.8%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(13) (14)	11,083,565	$11,084

Total Investment Companies (Cost $11,084)		11,084

Total Investments - 98.2% (Cost $158,863)		158,960

Other Assets less Liabilities - 1.8%		2,960

NET ASSETS - 100.0%		$161,920

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Variable rate security. Rate as of June 30, 2017 is disclosed. (4) Step coupon bond. Rate as of June 30, 2017 is disclosed. (5) Century bond maturing in 2117 (6) When-Issued Security. Coupon rate is not in effect at June 30, 2017.
(7)	Restricted security that has been deemed illiquid. At June 30, 2017, the value of these restricted illiquid securities amounted to approximately $3,685,000 or 2.3% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Ecuador Government International Bond,
8.75%, 6/2/23	5/30/17-6/28/17	$398

Ecuador Government International Bond,
9.63%, 6/2/27	5/30/17-6/21/17	1,174

Republic of Belarus International Bond,
6.88%, 2/28/23	6/22/17	795

Republic of Belarus International Bond,
7.63%, 6/29/27	6/22/17	769

ACTIVE M/MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Uruguay Government International Bond,
9.88%, 6/20/22	6/12/17	$295
VimpelCom Holdings B.V.,
3.95%, 6/16/21	6/21/17	198

(8)	Zero coupon bond.
(9)	Century bond maturing in 2110.
(10)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the perpetual call date.
(11)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(12)	Century bond maturing in 2115.
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of June 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2017, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Argentine Peso	662	United States Dollar	41	07/31/2017	$2
BNP	Brazilian Real	4,709	United States Dollar	1,427	07/05/2017	7
BNP	Brazilian Real	3,290	United States Dollar	999	07/05/2017	7
BNP	Brazilian Real	4,673	United States Dollar	1,412	07/05/2017	4
BNP	Brazilian Real	2,009	United States Dollar	608	07/05/2017	3
BNP	Brazilian Real	3,458	United States Dollar	1,045	07/05/2017	3
BNP	Brazilian Real	757	United States Dollar	230	07/05/2017	2
BNP	Brazilian Real	569	United States Dollar	172	07/05/2017	— *
BNP	Brazilian Real	398	United States Dollar	119	07/05/2017	— *
BNP	Brazilian Real	5,976	United States Dollar	1,795	07/05/2017	(6)
BNP	Brazilian Real	2,192	United States Dollar	656	08/02/2017	— *
BNP	Colombian Peso	1,513,544	United States Dollar	509	07/27/2017	14
BNP	Colombian Peso	360,191	United States Dollar	123	07/31/2017	6
BNP	Colombian Peso	782,483	United States Dollar	260	07/31/2017	4
BNP	Colombian Peso	276,120	United States Dollar	90	07/31/2017	— *
BNP	Czech Koruna	2,176	United States Dollar	95	07/31/2017	— *
BNP	Euro	410	Czech Koruna	10,995	09/08/2017	13
BNP	Czech Koruna	410	United States Dollar	10,954	01/05/2018	13
BNP	Euro	38	United States Dollar	43	09/13/2017	— *
BNP	Euro	1,000	United States Dollar	1,123	09/13/2017	(24)
BNP	Euro	1,729	United States Dollar	1,959	09/13/2017	(24)
BNP	Hungarian Forint	16,690	United States Dollar	61	07/27/2017	(1)
BNP	Hungarian Forint	43,207	United States Dollar	156	07/27/2017	(4)
BNP	Hungarian Forint	82,979	United States Dollar	301	07/27/2017	(7)
BNP	Hungarian Forint	13,698	United States Dollar	50	07/31/2017	(1)
BNP	Hungarian Forint	25,637	United States Dollar	90	07/31/2017	(5)
BNP	Indian Rupee	51,949	United States Dollar	802	07/27/2017	1
BNP	Indian Rupee	7,873	United States Dollar	121	07/31/2017	(1)
BNP	Indonesian Rupiah	15,686,767	United States Dollar	1,176	07/27/2017	3
BNP	Indonesian Rupiah	4,470,730	United States Dollar	334	07/27/2017	(1)
BNP	Indonesian Rupiah	1,359,158	United States Dollar	102	07/31/2017	— *
BNP	Indonesian Rupiah	1,667,300	United States Dollar	124	07/31/2017	(1)
BNP	Korean Won	1,080,787	United States Dollar	968	07/27/2017	24
BNP	Korean Won	613,606	United States Dollar	543	07/27/2017	7
BNP	Korean Won	60,072	United States Dollar	53	07/27/2017	1
BNP	Mexican Peso	12,437	United States Dollar	683	07/27/2017	1
BNP	Mexican Peso	9,493	United States Dollar	507	07/27/2017	(14)
BNP	Mexican Peso	22,107	United States Dollar	1,172	07/27/2017	(41)
BNP	Mexican Peso	4,905	United States Dollar	270	07/31/2017	1
BNP	Mexican Peso	871	United States Dollar	48	07/31/2017	— *
BNP	Mexican Peso	917	United States Dollar	50	07/31/2017	— *
BNP	Mexican Peso	4,990	United States Dollar	261	07/31/2017	(13)
BNP	Peruvian Nuevo Sol	906	United States Dollar	275	07/27/2017	(3)
BNP	Peruvian Nuevo Sol	243	United States Dollar	74	07/31/2017	(1)
BNP	Peruvian Nuevo Sol	161	United States Dollar	49	07/31/2017	(1)
BNP	Peruvian Nuevo Sol	328	United States Dollar	100	07/31/2017	(1)
BNP	Peruvian Nuevo Sol	253	United States Dollar	77	07/31/2017	(1)
BNP	Peruvian Nuevo Sol	760	United States Dollar	230	07/31/2017	(3)
BNP	Philippine Peso	9,428	United States Dollar	190	07/31/2017	4
BNP	Philippine Peso	1,763	United States Dollar	35	07/31/2017	— *
BNP	Polish Zloty	167	United States Dollar	45	07/27/2017	— *
BNP	Polish Zloty	176	United States Dollar	47	07/27/2017	— *
BNP	Polish Zloty	291	United States Dollar	75	07/31/2017	(4)
BNP	Romanian Leu	98	United States Dollar	24	07/31/2017	— *
BNP	Russian Ruble	69,441	United States Dollar	1,185	07/27/2017	14
BNP	Russian Ruble	8,387	United States Dollar	142	07/27/2017	1
BNP	Russian Ruble	21,794	United States Dollar	382	07/31/2017	15
BNP	Russian Ruble	19,446	United States Dollar	337	07/31/2017	10
BNP	Russian Ruble	8,585	United States Dollar	144	07/31/2017	— *
BNP	Singapore Dollar	766	United States Dollar	557	07/31/2017	— *
BNP	Singapore Dollar	1,357	United States Dollar	975	07/31/2017	(11)
BNP	South African Rand	904	United States Dollar	69	07/27/2017	— *
BNP	South African Rand	1,798	United States Dollar	136	07/27/2017	(1)
BNP	South African Rand	6,288	United States Dollar	475	07/27/2017	(3)
BNP	South African Rand	1,960	United States Dollar	151	07/31/2017	2
BNP	South African Rand	456	United States Dollar	35	07/31/2017	1
BNP	South African Rand	933	United States Dollar	71	07/31/2017	— *
BNP	South African Rand	1,698	United States Dollar	128	07/31/2017	(1)
BNP	Thai Baht	10,895	United States Dollar	321	07/27/2017	— *
BNP	Turkish Lira	2,811	United States Dollar	783	07/27/2017	(10)
BNP	Turkish Lira	289	United States Dollar	81	07/31/2017	— *

NORTHERN FUNDS QUARTERLY REPORT    9    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	United States Dollar	6	Argentine Peso	94	07/31/2017	$— *
BNP	United States Dollar	100	Argentine Peso	1,674	07/31/2017	(1)
BNP	United States Dollar	127	Argentine Peso	2,056	07/31/2017	(5)
BNP	United States Dollar	1,584	Brazilian Real	5,275	07/05/2017	6
BNP	United States Dollar	660	Brazilian Real	2,192	07/05/2017	1
BNP	United States Dollar	126	Brazilian Real	417	07/05/2017	— *
BNP	United States Dollar	1,043	Brazilian Real	3,458	07/05/2017	— *
BNP	United States Dollar	174	Brazilian Real	569	07/05/2017	(3)
BNP	United States Dollar	170	Brazilian Real	555	07/05/2017	(3)
BNP	United States Dollar	995	Brazilian Real	3,290	07/05/2017	(3)
BNP	United States Dollar	1,423	Brazilian Real	4,709	07/05/2017	(4)
BNP	United States Dollar	1,417	Brazilian Real	4,673	07/05/2017	(8)
BNP	United States Dollar	1,785	Brazilian Real	5,976	08/02/2017	6
BNP	United States Dollar	130	Brazilian Real	433	08/02/2017	— *
BNP	United States Dollar	313	Chilean Peso	209,581	07/27/2017	3
BNP	United States Dollar	105	Chilean Peso	70,602	07/27/2017	1
BNP	United States Dollar	240	Chilean Peso	159,780	07/27/2017	1
BNP	United States Dollar	80	Chilean Peso	53,186	07/27/2017	— *
BNP	United States Dollar	110	Chilean Peso	74,212	07/31/2017	2
BNP	United States Dollar	65	Chilean Peso	43,362	07/31/2017	— *
BNP	United States Dollar	95	Chilean Peso	63,114	07/31/2017	— *
BNP	United States Dollar	242	Chilean Peso	159,390	07/31/2017	(2)
BNP	United States Dollar	385	Chilean Peso	254,443	07/31/2017	(2)
BNP	United States Dollar	257	Chilean Peso	167,586	07/31/2017	(5)
BNP	United States Dollar	49	Colombian Peso	143,093	07/27/2017	(3)
BNP	United States Dollar	518	Colombian Peso	1,537,758	07/27/2017	(16)
BNP	United States Dollar	45	Colombian Peso	137,923	07/31/2017	— *
BNP	United States Dollar	477	Colombian Peso	1,388,070	07/31/2017	(24)
BNP	United States Dollar	286	Czech Koruna	6,671	07/27/2017	6
BNP	United States Dollar	885	Czech Koruna	20,433	07/31/2017	10
BNP	United States Dollar	193	Czech Koruna	4,480	07/31/2017	4
BNP	United States Dollar	149	Czech Koruna	3,472	07/31/2017	3
BNP	United States Dollar	194	Czech Koruna	4,480	08/31/2017	2
BNP	United States Dollar	501	Euro	451	07/31/2017	15
BNP	United States Dollar	244	Euro	224	07/31/2017	12
BNP	United States Dollar	247	Euro	224	07/31/2017	10
BNP	United States Dollar	43	Hungarian Forint	11,670	07/27/2017	— *
BNP	United States Dollar	610	Hungarian Forint	167,452	07/31/2017	10
BNP	United States Dollar	137	Hungarian Forint	39,112	07/31/2017	8
BNP	United States Dollar	86	Hungarian Forint	23,731	07/31/2017	1
BNP	United States Dollar	436	Hungarian Forint	117,972	07/31/2017	1
BNP	United States Dollar	36	Hungarian Forint	9,979	07/31/2017	1
BNP	United States Dollar	507	Indian Rupee	32,895	07/27/2017	1
BNP	United States Dollar	1,434	Indian Rupee	93,001	07/27/2017	1
BNP	United States Dollar	507	Indian Rupee	32,863	07/27/2017	— *
BNP	United States Dollar	1,490	Indian Rupee	96,153	07/27/2017	(7)
BNP	United States Dollar	288	Indian Rupee	18,612	07/31/2017	(1)
BNP	United States Dollar	1,411	Indonesian Rupiah	18,836,850	07/27/2017	(2)
BNP	United States Dollar	164	Indonesian Rupiah	2,210,175	07/31/2017	1
BNP	United States Dollar	59	Indonesian Rupiah	788,830	07/31/2017	— *
BNP	United States Dollar	197	Indonesian Rupiah	2,626,010	07/31/2017	— *
BNP	United States Dollar	765	Mexican Peso	14,309	07/27/2017	19
BNP	United States Dollar	524	Mexican Peso	9,852	07/27/2017	17
BNP	United States Dollar	502	Mexican Peso	9,315	07/27/2017	9
BNP	United States Dollar	502	Mexican Peso	9,304	07/27/2017	8
BNP	United States Dollar	280	Mexican Peso	5,404	07/31/2017	16
BNP	United States Dollar	203	Mexican Peso	3,924	07/31/2017	12
BNP	United States Dollar	260	Mexican Peso	4,877	07/31/2017	7

ACTIVE M/MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	United States Dollar	60	Mexican Peso	1,151	07/31/2017	$3
BNP	United States Dollar	48	Mexican Peso	878	07/31/2017	— *
BNP	United States Dollar	66	Mexican Peso	1,185	07/31/2017	(1)
BNP	United States Dollar	230	Mexican Peso	4,152	07/31/2017	(2)
BNP	United States Dollar	483	Peruvian Nuevo Sol	1,590	07/27/2017	6
BNP	United States Dollar	316	Peruvian Nuevo Sol	1,039	07/27/2017	3
BNP	United States Dollar	163	Peruvian Nuevo Sol	533	07/31/2017	1
BNP	United States Dollar	86	Philippine Peso	4,278	07/27/2017	(1)
BNP	United States Dollar	1,227	Polish Zloty	4,561	07/31/2017	4
BNP	United States Dollar	52	Polish Zloty	200	07/31/2017	2
BNP	United States Dollar	181	Polish Zloty	678	07/31/2017	2
BNP	United States Dollar	166	Polish Zloty	616	07/31/2017	— *
BNP	United States Dollar	169	Polish Zloty	627	07/31/2017	— *
BNP	United States Dollar	100	Polish Zloty	377	08/31/2017	1
BNP	United States Dollar	1,887	Polish Zloty	7,068	09/29/2017	19
BNP	United States Dollar	330	Romanian Leu	1,351	07/27/2017	9
BNP	United States Dollar	652	Romanian Leu	2,712	07/31/2017	28
BNP	United States Dollar	367	Romanian Leu	1,485	07/31/2017	6
BNP	United States Dollar	146	Russian Ruble	8,413	07/27/2017	(5)
BNP	United States Dollar	468	Russian Ruble	26,921	07/27/2017	(15)
BNP	United States Dollar	511	Russian Ruble	29,410	07/27/2017	(15)
BNP	United States Dollar	532	Russian Ruble	30,533	07/27/2017	(18)
BNP	United States Dollar	433	Russian Ruble	25,716	07/31/2017	— *
BNP	United States Dollar	80	Russian Ruble	4,628	07/31/2017	(2)
BNP	United States Dollar	790	Singapore Dollar	1,089	07/31/2017	2
BNP	United States Dollar	408	Singapore Dollar	561	07/31/2017	— *
BNP	United States Dollar	338	Singapore Dollar	465	07/31/2017	— *
BNP	United States Dollar	166	South African Rand	2,286	07/31/2017	8
BNP	United States Dollar	52	South African Rand	701	07/31/2017	2
BNP	United States Dollar	11	South African Rand	142	07/31/2017	— *
BNP	United States Dollar	29	South African Rand	369	07/31/2017	(1)
BNP	United States Dollar	152	South African Rand	1,965	07/31/2017	(3)
BNP	United States Dollar	1,034	Thai Baht	35,143	07/27/2017	1
BNP	United States Dollar	81	Thai Baht	2,751	07/27/2017	— *
BNP	United States Dollar	1,025	Thai Baht	35,441	07/31/2017	18
BNP	United States Dollar	700	Thai Baht	23,709	07/31/2017	(2)
BNP	United States Dollar	420	Turkish Lira	1,525	07/31/2017	9
BNP	United States Dollar	21	Turkish Lira	75	07/31/2017	— *
BNP	United States Dollar	26	Turkish Lira	94	07/31/2017	— *
BNP	United States Dollar	215	Turkish Lira	757	07/31/2017	(1)
Citibank	Euro	74	Czech Koruna	1,980	09/08/2017	2
Citibank	Hungarian Forint	6,505	United States Dollar	24	07/27/2017	— *
Citibank	Malaysian Ringgit	143	United States Dollar	33	07/27/2017	— *
Citibank	Mexican Peso	6,558	United States Dollar	361	07/27/2017	1
Citibank	Mexican Peso	9,209	United States Dollar	489	07/27/2017	(16)
Citibank	Peruvian Nuevo Sol	1,414	United States Dollar	431	07/27/2017	(4)
Citibank	Polish Zloty	593	United States Dollar	160	07/27/2017	— *
Citibank	Polish Zloty	2,590	United States Dollar	682	07/27/2017	(17)
Citibank	Romanian Leu	251	United States Dollar	63	07/27/2017	— *
Citibank	Romanian Leu	1,004	United States Dollar	244	07/27/2017	(7)
Citibank	Russian Ruble	126,794	United States Dollar	2,205	07/27/2017	67
Citibank	Russian Ruble	47,283	United States Dollar	812	07/27/2017	15
Citibank	South African Rand	20,346	United States Dollar	1,570	07/27/2017	23
Citibank	South African Rand	13,112	United States Dollar	1,014	07/27/2017	17
Citibank	South African Rand	2,241	United States Dollar	174	07/27/2017	4
Citibank	South African Rand	30,082	United States Dollar	2,272	07/27/2017	(16)
Citibank	Turkish Lira	486	United States Dollar	137	07/27/2017	— *
Citibank	Turkish Lira	314	United States Dollar	88	07/27/2017	(1)
Citibank	Turkish Lira	599	United States Dollar	168	07/27/2017	(1)
Citibank	Turkish Lira	324	United States Dollar	90	07/27/2017	(1)
Citibank	Turkish Lira	1,080	United States Dollar	303	07/27/2017	(2)
Citibank	Turkish Lira	3,202	United States Dollar	899	07/27/2017	(4)
Citibank	Turkish Lira	7,522	United States Dollar	2,114	07/27/2017	(7)
Citibank	Turkish Lira	3,006	United States Dollar	837	07/27/2017	(10)
Citibank	Turkish Lira	4,615	United States Dollar	1,287	07/27/2017	(15)
Citibank	United States Dollar	28	Colombian Peso	85,804	07/27/2017	— *
Citibank	United States Dollar	273	Czech Koruna	6,470	07/27/2017	10

NORTHERN FUNDS QUARTERLY REPORT    11    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Citibank	United States Dollar	320	Czech Koruna	7,514	07/27/2017	$9
Citibank	United States Dollar	433	Czech Koruna	9,907	07/27/2017	1
Citibank	United States Dollar	643	Hungarian Forint	177,361	07/27/2017	14
Citibank	United States Dollar	296	Hungarian Forint	82,330	07/27/2017	9
Citibank	United States Dollar	45	Hungarian Forint	12,251	07/27/2017	— *
Citibank	United States Dollar	33	Malaysian Ringgit	143	07/27/2017	— *
Citibank	United States Dollar	33	Malaysian Ringgit	143	01/09/2018	— *
Citibank	United States Dollar	499	Mexican Peso	9,295	07/27/2017	11
Citibank	United States Dollar	1,514	Mexican Peso	27,604	07/27/2017	— *
Citibank	United States Dollar	84	Mexican Peso	1,500	07/27/2017	(1)
Citibank	United States Dollar	320	Mexican Peso	5,791	07/27/2017	(3)
Citibank	United States Dollar	28	Peruvian Nuevo Sol	91	07/27/2017	— *
Citibank	United States Dollar	49	Philippine Peso	2,446	07/27/2017	(1)
Citibank	United States Dollar	1,395	Polish Zloty	5,304	07/27/2017	36
Citibank	United States Dollar	1,074	Polish Zloty	4,060	07/27/2017	22
Citibank	United States Dollar	159	Polish Zloty	592	07/27/2017	1
Citibank	United States Dollar	112	Polish Zloty	430	08/14/2017	4
Citibank	United States Dollar	429	Romanian Leu	1,762	07/27/2017	13
Citibank	United States Dollar	193	Russian Ruble	11,236	07/27/2017	(3)
Citibank	United States Dollar	12	South African Rand	157	07/27/2017	— *
Citibank	United States Dollar	329	South African Rand	4,317	07/27/2017	(1)
Citibank	United States Dollar	32	South African Rand	411	07/27/2017	(1)
Citibank	United States Dollar	131	South African Rand	1,703	07/27/2017	(1)
Citibank	United States Dollar	1,362	South African Rand	17,637	07/27/2017	(21)
Citibank	United States Dollar	1,236	Thai Baht	42,724	07/27/2017	21
Citibank	United States Dollar	1,456	Turkish Lira	5,253	07/27/2017	25
Citibank	United States Dollar	594	Turkish Lira	2,151	07/27/2017	13
Citibank	United States Dollar	479	Turkish Lira	1,720	07/27/2017	6
Citibank	United States Dollar	1,457	Turkish Lira	5,186	07/27/2017	5
Citibank	United States Dollar	564	Turkish Lira	2,013	07/27/2017	4
Citibank	United States Dollar	1,525	Turkish Lira	5,405	07/27/2017	(1)
Standard Chartered Bank	United States Dollar	102	Indonesian Rupiah	1,359,158	07/05/2017	— *

Total						$342

*	Amount rounds to less than one thousand.

ACTIVE M/MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

At June 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
10-Year Euro Bund (Euro)	(13)	$2,403	Short	9/17	$42
10-Year U.S. Treasury Note (United States Dollar)	(7)	879	Short	9/17	—	*
Euro Dollar (United States Dollar)	(159)	39,034	Short	12/18	(24)

Total					$18

*	Amount rounds to less than one thousand.

As of June 30, 2017, the Fund had the following credit default swaps outstanding:

COUNTERPARTY	BUY/SELL PROTECTION	(PAY)/ RECEIVE FIXED RATE	REFERENCE ENTITY/ SECURITY	NOTIONAL AMOUNT	EXPIRATION DATE	FAIR VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Buy	(1.00%)	Saudi Government International Bond, 2.375%, 10/26/2021	$1,598,000	6/20/2022	$11	$11	$—	*

Total								$—	*

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    13    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

As of June 30, 2017, the Fund had the following bilateral interest rate swap agreements outstanding:

COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Brazil CETIP InterBank Deposit Rate	12.63%	$3,711,015	BRL	1/2/18	$17
BNP	1.74%	Korea Interbank Offered Rate 3 MONTH	1,033,000,000	KRW	1/31/22	— *
BNP	FBIL Overnight Mumbai Interbank Offered Rate	6.71%	63,000,000	INR	3/7/22	17
BNP	China 7 Day Repo Rate	3.98%	7,663,866	CNY	5/23/22	10
BNP	FBIL Overnight Mumbai Interbank Offered Rate	6.65%	17,000,000	INR	5/11/22	4
BNP	FBIL Overnight Mumbai Interbank Offered Rate	6.18%	181,009,000	INR	6/18/19	1
BNP	FBIL Overnight Mumbai Interbank Offered Rate	6.08%	66,000,000	INR	6/16/22	(9)
BNP	Kuala Lumpur Interbank Offered Rate3 MONTH	3.94%	2,500,000	MYR	4/20/22	4
Citibank	Brazil CETIP InterBank Deposit Rate	12.24%	2,725,903	BRL	1/2/19	37
Citibank	1.67%	Korea Interbank Offered Rate 3 MONTH	1,859,579,884	KRW	1/17/22	5
Citibank	CLP-TNA	3.95%	240,847,458	CLP	6/8/27	(4)
Citigroup	FBIL Overnight Mumbai Interbank Offered Rate	5.99%	150,000,000	INR	6/16/19	(7)
Citigroup	1.67%	Korea Interbank Offered Rate 3 MONTH	3,000,000,000	KRW	6/16/22	12
Citigroup	China 7 Day Repo Rate	3.76%	7,000,000	CNY	6/16/22	(1)

Total						$86

*	Amount rounds to less than one thousand.

As of June 30, 2017, the Fund had the following centrally cleared interest rate swap agreement outstanding:

PAY RATE INDEX/PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
2.26%	ICE LIBOR USD 3 Month	$541,000	USD	5/2/27	$(1)
9.61%	Brazil CETIP InterBank Deposit Rate	2,852,685	BRL	1/2/20	(1)
28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.16%	30,829,575	MXN	2/22/19	5
28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.16%	17,241,294	MXN	2/22/19	3
28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.41%	14,276,569	MXN	4/13/27	16
28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.40%	10,858,450	MXN	5/23/22	16
28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.37%	9,264,800	MXN	5/30/22	13
28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.18%	3,675,377	MXN	6/3/27	1
28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.05%	37,000,000	MXN	6/10/22	26
28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.20%	24,500,000	MXN	4/1/22	25
28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.40%	6,000,000	MXN	4/8/27	7
28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.05%	21,000,000	MXN	6/15/22	15
28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.97%	8,000,000	MXN	6/15/22	4
Brazil CETIP InterBank Deposit Rate	11.78%	468,355	BRL	1/4/21	(11)
Brazil CETIP InterBank Deposit Rate	9.61%	3,115,867	BRL	1/2/20	(1)
Brazil CETIP InterBank Deposit Rate	10.09%	4,982,984	BRL	1/4/21	4
Brazil CETIP InterBank Deposit Rate	10.55%	846,677	BRL	1/2/25	— *
Brazil CETIP InterBank Deposit Rate	10.31%	1,689,184	BRL	1/4/21	5

ACTIVE M/MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

PAY RATE INDEX/PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Brazil InterBank Deposit Rate	9.75%	$4,811,842	BRL	1/4/21	$(16)
Warsaw InterBank Offer Rate 6 Month	2.23%	4,100,000	PLN	4/10/21	2
Warsaw InterBank Offer Rate 6 Month	2.74%	450,000	PLN	4/10/26	1

Total					$113

*	Amount rounds to less than one thousand.

At June 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
A	11.4%
AA	0.1
B	20.6
BB	27.5
BBB	25.9
Cash Equivalent	6.6
CCC or Below	5.7
Non-Rated	2.2

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Basic Materials	0.6%
Communications	1.1
Consumer, Non-cyclical	0.3
Diversified	0.2
Energy	7.8
Financial	4.2
Government	84.8
Industrial	0.3
Utilities	0.7

Total	100.0%

At June 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	49.3%
South African Rand	7.3
Brazilian Real	6.7
Turkish Lira	5.9
Indonesian Rupiah	5.2
All other currencies less than 5%	25.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    15    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued	JUNE 30, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$593	$—	$593
Foreign Issuer Bonds(1)	—	147,283	—	147,283
Investment Companies	11,084	—	—	11,084

Total Investments	$11,084	$147,876	$—	$158,960

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency
Exchange Contracts	$—	$814	$—	$814
Futures Contracts	42	—	—	42
Bilateral Interest Rate Swap
Agreements	—	107	—	107
Centrally Cleared Interest Rate
Swap Agreements	—	143	—	143
Liabilities
Forward Foreign Currency
Exchange Contracts	—	(472)	—	(472)
Futures Contracts	(24)	—	—	(24)
Bilateral Interest Rate Swap
Agreements	—	(21)	—	(21)
Centrally Cleared Interest Rate
Swap Agreements	—	(30)	—	(30)
Credit Default Swap
Agreements	—	— *	—	— *

Total Other Financial Instruments	$18	$541	$—	$559

(1)	Classifications as defined in the Schedule of Investments.

*	Amount rounds to less than one thousand

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$159,159

Gross tax appreciation of investments	$2,079
Gross tax depreciation of investments	(2,278)

Net tax depreciation of investments	$(199)

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$4,043	$84,491	$77,450	$13	$11,084

EXPLANATION OF CURRENCY ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ARS - Argentine Peso

BRL - Brazilian Real

CLP - Chilean Peso

CNY - Chinese Yuan Renminbi

COP - Colombian Peso

EGP - Egyptian Pound

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

ACTIVE M/MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
Exploration & Production - 0.0%
Chesapeake Energy Corp.,
5.50%, 9/15/26(1)	$25	$24

Total Convertible Bonds (Cost $25)		24

CORPORATE BONDS - 67.3%
Advertising & Marketing - 0.3%
Acosta, Inc.,
7.75%, 10/1/22(1)	1,145	868
Lamar Media Corp.,
5.75%, 2/1/26	105	113

		981

Aerospace & Defense - 0.9%
Arconic, Inc.,
5.13%, 10/1/24	130	135
5.95%, 2/1/37	175	176
TransDigm, Inc.,
6.00%, 7/15/22	25	26
6.50%, 5/15/25	25	26
6.38%, 6/15/26	2,350	2,385

		2,748

Airlines - 0.0%
Allegiant Travel Co.,
5.50%, 7/15/19	100	104

Apparel & Textile Products - 0.1%
Hanesbrands, Inc.,
4.88%, 5/15/26(1)	350	355

Auto Parts Manufacturing - 0.3%
American Axle & Manufacturing, Inc.,
6.63%, 10/15/22	150	154
6.25%, 4/1/25(1)	75	73
Cooper-Standard Automotive, Inc.,
5.63%, 11/15/26(1)	75	75
Dana, Inc.,
6.00%, 9/15/23	125	130
Goodyear Tire & Rubber (The) Co.,
5.00%, 5/31/26	100	104
Tenneco, Inc.,
5.38%, 12/15/24	150	155
ZF North America Capital, Inc.,
4.00%, 4/29/20(1)	185	191

		882

Banks - 0.0%
Washington Mutual Bank/Debt not acquired by JPMorgan,
3.24%, 12/31/40(2)	250	56

Cable & Satellite - 2.7%
Altice US Finance I Corp.,
5.50%, 5/15/26(1)	220	231
Block Communications, Inc.,
6.88%, 2/15/25(1)	25	27
Cablevision Systems Corp.,
5.88%, 9/15/22	100	105
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 9/30/22	470	484
5.13%, 2/15/23	125	129
5.13%, 5/1/23(1)	530	557
5.75%, 9/1/23	425	443
5.88%, 4/1/24(1)	50	53
5.38%, 5/1/25(1)	50	53
5.75%, 2/15/26(1)	750	803
5.50%, 5/1/26(1)	100	106
5.13%, 5/1/27(1)	140	143
5.88%, 5/1/27(1)	350	374
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(1)	745	760
5.13%, 12/15/21(1)	481	489
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.38%, 5/1/47(1)	25	26
CSC Holdings LLC,
7.88%, 2/15/18	225	232
7.63%, 7/15/18	190	200
8.63%, 2/15/19	50	55
10.88%, 10/15/25(1)	710	855
5.50%, 4/15/27(1)	210	222
DISH DBS Corp.,
5.13%, 5/1/20	225	235
6.75%, 6/1/21	360	400
5.00%, 3/15/23	50	51
5.88%, 11/15/24	455	485
7.75%, 7/1/26	175	207

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Cable & Satellite - 2.7% continued
Midcontinent Communications/Midcontinent Finance Corp.,
6.88%, 8/15/23(1)	$50	$54
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(1)	125	125
Wave Holdco LLC/Wave Holdco Corp.,
8.25%, 7/15/19(1) (3)	443	450
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
8.13%, 9/1/20(1)	100	104
WideOpenWest Finance LLC/ WideOpenWest Capital Corp.,
10.25%, 7/15/19	294	303

		8,761

Casinos & Gaming - 1.9%
Boyd Gaming Corp.,
6.88%, 5/15/23	375	401
6.38%, 4/1/26	475	514
Eldorado Resorts, Inc.,
6.00%, 4/1/25(1)	50	53
GLP Capital L.P./GLP Financing II, Inc.,
4.38%, 11/1/18	70	72
4.88%, 11/1/20	560	597
5.38%, 11/1/23	285	310
Golden Nugget, Inc.,
8.50%, 12/1/21(1)	150	159
Inn of the Mountain Gods Resort & Casino,
9.25%, 11/30/20(1) (4)	25	23
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
10.25%, 11/15/22(1)	550	604
Jacobs Entertainment, Inc.,
7.88%, 2/1/24(1)	150	163
MGM Resorts International,
11.38%, 3/1/18	100	106
8.63%, 2/1/19	500	550
6.75%, 10/1/20	400	443
6.63%, 12/15/21	135	152
7.75%, 3/15/22	105	123
Mohegan Tribal Gaming Authority,
7.88%, 10/15/24(1)	150	156
Scientific Games International, Inc.,
6.25%, 9/1/20	220	218
7.00%, 1/1/22(1)	100	106
10.00%, 12/1/22	700	767
Station Casinos LLC,
7.50%, 3/1/21	104	108
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25(1)	265	279
5.25%, 5/15/27(1)	50	51

		5,955

Chemicals - 1.5%
CF Industries, Inc.,
7.13%, 5/1/20	50	55
5.38%, 3/15/44	275	246
Hexion, Inc.,
6.63%, 4/15/20	2,820	2,573
10.38%, 2/1/22(1)	150	149
13.75%, 2/1/22(1)	250	220
Koppers, Inc.,
6.00%, 2/15/25(1)	25	27
Momentive Performance Materials, Inc.,
3.88%, 10/24/21	150	149
Platform Specialty Products Corp.,
6.50%, 2/1/22(1)	580	599
TPC Group, Inc.,
8.75%, 12/15/20(1)	250	225
Tronox Finance LLC,
6.38%, 8/15/20	175	175
Valvoline, Inc.,
5.50%, 7/15/24(1)	75	79
Versum Materials, Inc.,
5.50%, 9/30/24(1)	50	53
WR Grace & Co-Conn,
5.13%, 10/1/21(1)	60	64
5.63%, 10/1/24(1)	60	64

		4,678

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Coal Operations - 1.4%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25(1)	$100	$105
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
12.00%, 11/1/21	75	77
6.38%, 3/15/24	150	111
Foresight Energy LLC/Foresight Energy Finance Corp.,
11.50%, 4/1/23(1)	3,850	3,600
Murray Energy Corp.,
11.25%, 4/15/21(1)	650	491
Peabody Energy Corp.,
6.00%, 3/31/22(1)	50	50
6.38%, 3/31/25(1)	50	49

		4,483

Commercial Finance - 0.7%
ASP AMC Merger Sub, Inc.,
8.00%, 5/15/25(1)	275	261
CIT Group, Inc.,
5.50%, 2/15/19(1)	187	196
3.88%, 2/19/19	370	379
Fortress Transportation & Infrastructure Investors LLC,
6.75%, 3/15/22(1)	1,310	1,333
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/1/20(1)	200	205

		2,374

Communications Equipment - 0.3%
Avaya, Inc.,
7.00%, 4/1/19(1) (2) (5)	250	201
9.00%, 4/1/19(1) (2) (5)	25	20
CommScope Technologies LLC,
6.00%, 6/15/25(1)	210	224
CommScope, Inc.,
5.00%, 6/15/21(1)	50	51
5.50%, 6/15/24(1)	150	156
Riverbed Technology, Inc.,
8.88%, 3/1/23(1)	215	219

		871

Construction Materials Manufacturing - 0.2%
NWH Escrow Corp.,
7.50%, 8/1/21(1)	25	22
Standard Industries, Inc.,
5.38%, 11/15/24(1)	250	263
US Concrete, Inc.,
6.38%, 6/1/24	120	127
6.38%, 6/1/24(1)	75	79
USG Corp.,
5.50%, 3/1/25(1)	145	154
4.88%, 6/1/27(1)	25	26

		671

Consumer Finance - 2.6%
Alliance Data Systems Corp.,
5.88%, 11/1/21(1)	25	26
Ally Financial, Inc.,
3.25%, 9/29/17	50	50
6.25%, 12/1/17	470	478
3.60%, 5/21/18	1,095	1,107
3.25%, 11/5/18	505	511
3.75%, 11/18/19	100	102
8.00%, 3/15/20	1,020	1,160
4.13%, 3/30/20	50	51
7.50%, 9/15/20	25	28
8.00%, 11/1/31	25	31
CNG Holdings, Inc.,
9.38%, 5/15/20(1)	50	44
First Data Corp.,
7.00%, 12/1/23(1)	585	624
5.00%, 1/15/24(1)	355	365
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.25%, 3/15/22(1)	100	103
MGIC Investment Corp.,
5.75%, 8/15/23	75	81
Navient Corp.,
5.50%, 1/15/19	110	115
4.88%, 6/17/19	940	978
8.00%, 3/25/20	115	129
6.63%, 7/26/21	25	27
6.50%, 6/15/22	125	132
7.25%, 9/25/23	50	54
6.13%, 3/25/24	480	494

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Consumer Finance - 2.6% continued
5.88%, 10/25/24	$255	$260
6.75%, 6/25/25	75	77
OneMain Financial Holdings LLC,
7.25%, 12/15/21(1)	260	274
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25(1)	25	26
Springleaf Finance Corp.,
7.75%, 10/1/21	115	129
6.13%, 5/15/22	235	248
8.25%, 10/1/23	440	492

		8,196

Consumer Products - 1.1%
Edgewell Personal Care Co.,
4.70%, 5/19/21	285	303
4.70%, 5/24/22	285	304
First Quality Finance Co., Inc.,
5.00%, 7/1/25(1)	25	25
High Ridge Brands Co.,
8.88%, 3/15/25(1)	1,170	1,166
HRG Group, Inc.,
7.75%, 1/15/22	1,434	1,506
Kronos Acquisition Holdings, Inc.,
9.00%, 8/15/23(1)	60	60
Revlon Consumer Products Corp.,
6.25%, 8/1/24	125	109
Spectrum Brands, Inc.,
5.75%, 7/15/25	125	134

		3,607

Consumer Services - 0.8%
ADT (The) Corp.,
4.88%, 7/15/32(1)	280	245
Alpine Finance Merger Sub LLC,
8/1/25(1) (6)	25	25
Aramark Services, Inc.,
5.13%, 1/15/24	430	452
Booz Allen Hamilton, Inc.,
5.13%, 5/1/25(1)	75	74
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(1)	175	190
R.R. Donnelley & Sons Co.,
7.63%, 6/15/20	344	383
7.88%, 3/15/21	335	362
6.50%, 11/15/23	98	98
6.00%, 4/1/24	203	198
Service Corp. International,
7.63%, 10/1/18	130	139
5.38%, 5/15/24	230	243
Southern Graphics, Inc.,
8.38%, 10/15/20(1)	150	152

		2,561

Containers & Packaging - 1.0%
Ball Corp.,
4.38%, 12/15/20	190	200
5.00%, 3/15/22	255	272
Berry Plastics Corp.,
6.00%, 10/15/22	200	213
5.13%, 7/15/23	200	208
BWAY Holding Co.,
5.50%, 4/15/24(1)	300	306
7.25%, 4/15/25(1)	225	228
Flex Acquisition Co., Inc.,
6.88%, 1/15/25(1)	50	52
Multi-Color Corp.,
6.13%, 12/1/22(1)	125	131
Owens-Brockway Glass Container, Inc.,
5.38%, 1/15/25(1)	250	267
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg),
5.75%, 10/15/20	330	338
6.88%, 2/15/21	165	170
5.13%, 7/15/23(1)	395	410
7.00%, 7/15/24(1)	50	54
Sealed Air Corp.,
5.50%, 9/15/25(1)	205	224

		3,073

Department Stores - 0.0%
JC Penney Corp., Inc.,
6.38%, 10/15/36	50	36

Distributors - Consumer Discretionary - 0.9%
American Tire Distributors, Inc.,
10.25%, 3/1/22(1)	2,720	2,815

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Diversified Banks - 0.4%
Bank of America Corp.,
8.00%, 1/30/18(7)	$300	$308
6.25%, 9/5/24(7)	200	218
Citigroup, Inc.,
6.25%, 8/15/26(7)	100	111
JPMorgan Chase & Co.,
6.13%, 4/30/24(7)	25	27
6.10%, 10/1/24(7)	675	732

		1,396

Electrical Equipment Manufacturing - 0.3%
Airxcel, Inc.,
8.50%, 2/15/22(1)	75	79
Vertiv Group Corp.,
9.25%, 10/15/24(1)	345	372
Vertiv Intermediate Holding Corp.,
12.00%, 2/15/22(1) (3)	325	348

		799

Entertainment Content - 0.4%
Liberty Interactive LLC,
8.50%, 7/15/29	245	273
Univision Communications, Inc.,
6.75%, 9/15/22(1)	610	634
5.13%, 5/15/23(1)	420	424
WMG Acquisition Corp.,
5.00%, 8/1/23(1)	50	51

		1,382

Entertainment Resources - 0.7%
AMC Entertainment Holdings, Inc.,
5.75%, 6/15/25	320	333
5.88%, 11/15/26(1)	75	78
6.13%, 5/15/27(1)	275	290
Carmike Cinemas, Inc.,
6.00%, 6/15/23(1)	75	79
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
5.38%, 4/15/27(1)	140	148
Cinemark USA, Inc.,
5.13%, 12/15/22	50	51
LTF Merger Sub, Inc.,
8.50%, 6/15/23(1)	350	376
National CineMedia LLC,
5.75%, 8/15/26	50	49
Regal Entertainment Group,
5.75%, 3/15/22	458	479
5.75%, 6/15/23	400	418

		2,301

Exploration & Production - 5.3%
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp.,
7.88%, 12/15/24(1)	275	277
Antero Resources Corp.,
5.38%, 11/1/21	255	257
5.13%, 12/1/22	775	777
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
10.00%, 4/1/22(1)	470	470
Bill Barrett Corp.,
7.00%, 10/15/22	358	302
8.75%, 6/15/25(1)	45	38
California Resources Corp.,
8.00%, 12/15/22(1)	575	364
Callon Petroleum Co.,
6.13%, 10/1/24	100	102
6.13%, 10/1/24(1)	75	76
Carrizo Oil & Gas, Inc.,
7.50%, 9/15/20	189	192
6.25%, 4/15/23	100	96
7/15/25(6)	50	51
Chesapeake Energy Corp.,
6.63%, 8/15/20	275	276
6.88%, 11/15/20	75	75
6.13%, 2/15/21	230	225
5.38%, 6/15/21	140	131
8.00%, 12/15/22(1)	16	17
8.00%, 1/15/25(1)	450	445
8.00%, 6/15/27(1)	85	83
Concho Resources, Inc.,
5.50%, 4/1/23	170	175
Continental Resources, Inc.,
5.00%, 9/15/22	175	172
4.50%, 4/15/23	90	86
3.80%, 6/1/24	340	311
4.90%, 6/1/44	140	117

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Exploration & Production - 5.3% continued
Covey Park Energy LLC/Covey Park Finance Corp.,
7.50%, 5/15/25(1)	$100	$100
Denbury Resources, Inc.,
9.00%, 5/15/21(1)	25	24
6.38%, 8/15/21	150	90
Eclipse Resources Corp.,
8.88%, 7/15/23	25	25
EP Energy LLC/Everest Acquisition Finance, Inc.,
9.38%, 5/1/20	1,733	1,367
7.75%, 9/1/22	260	153
6.38%, 6/15/23	1,120	658
8.00%, 2/15/25(1)	25	19
Extraction Oil & Gas, Inc./Extraction Finance Corp.,
7.88%, 7/15/21(1)	205	211
Gulfport Energy Corp.,
6.00%, 10/15/24(1)	125	121
6.38%, 5/15/25(1)	75	74
Halcon Resources Corp.,
6.75%, 2/15/25(1)	355	319
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
6.75%, 4/1/22	200	141
9.25%, 3/15/23	350	254
Laredo Petroleum, Inc.,
7.38%, 5/1/22	675	682
Matador Resources Co.,
6.88%, 4/15/23	50	52
Murphy Oil Corp.,
4.70%, 12/1/22	175	169
6.88%, 8/15/24	225	235
Newfield Exploration Co.,
5.75%, 1/30/22	75	79
5.38%, 1/1/26	275	285
Oasis Petroleum, Inc.,
6.50%, 11/1/21	135	131
6.88%, 3/15/22	455	441
Parsley Energy LLC/Parsley Finance Corp.,
6.25%, 6/1/24(1)	50	52
PDC Energy, Inc.,
6.13%, 9/15/24(1)	255	259
Range Resources Corp.,
5.00%, 8/15/22(1)	345	339
5.00%, 3/15/23(1)	370	362
Resolute Energy Corp.,
8.50%, 5/1/20	845	841
Rice Energy, Inc.,
6.25%, 5/1/22	270	282
RSP Permian, Inc.,
6.63%, 10/1/22	430	446
Sanchez Energy Corp.,
7.75%, 6/15/21	120	109
6.13%, 1/15/23	695	556
SM Energy Co.,
6.50%, 11/15/21	75	73
6.13%, 11/15/22	525	499
5.00%, 1/15/24	160	142
5.63%, 6/1/25	110	99
6.75%, 9/15/26	175	167
Southwestern Energy Co.,
5.80%, 1/23/20	75	76
6.70%, 1/23/25	225	220
Ultra Resources, Inc.,
6.88%, 4/15/22(1)	50	50
Whiting Petroleum Corp.,
5.00%, 3/15/19	310	308
5.75%, 3/15/21	315	296
6.25%, 4/1/23	400	367
WildHorse Resource Development Corp.,
6.88%, 2/1/25(1)	75	70
WPX Energy, Inc.,
7.50%, 8/1/20	200	210
6.00%, 1/15/22	25	25
8.25%, 8/1/23	150	163
5.25%, 9/15/24	285	271

		17,027

Financial Services - 1.5%
Eagle Holding Co. II LLC,
7.63%, 5/15/22(1) (3)	100	103
Exela Intermediate LLC/Exela Finance, Inc.,
7/15/23(1) (6)	250	247

ACTIVE M/MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Financial Services - 1.5% continued
FBM Finance, Inc.,
8.25%, 8/15/21(1)	$735	$787
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.88%, 3/15/19	445	449
6.00%, 8/1/20	25	26
5.88%, 2/1/22	410	420
6.25%, 2/1/22	225	235
6.75%, 2/1/24	125	130
KCG Holdings, Inc.,
6.88%, 3/15/20(1)	200	207
Nationstar Mortgage LLC/Nationstar Capital Corp.,
9.63%, 5/1/19	125	128
6.50%, 6/1/22	76	78
NFP Corp.,
9.00%, 7/15/21(1)	125	131
7/15/25(1) (6)	960	970
Orchestra Borrower LLC/Orchestra Co-Issuer, Inc.,
6.75%, 6/15/22(1)	50	52
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 6/1/25(1)	575	588
Werner FinCo L.P./Werner FinCo, Inc.,
7/15/25(1) (6)	125	126

		4,677

Food & Beverage - 0.4%
B&G Foods, Inc.,
5.25%, 4/1/25	75	77
Post Holdings, Inc.,
6.00%, 12/15/22(1)	325	344
5.50%, 3/1/25(1)	170	175
5.75%, 3/1/27(1)	230	236
Simmons Foods, Inc.,
7.88%, 10/1/21(1)	380	404

		1,236

Forest & Paper Products Manufacturing - 0.1%
Appvion, Inc.,
9.00%, 6/1/20(1)	225	117
Mercer International, Inc.,
6.50%, 2/1/24(1)	50	52

		169

Hardware - 1.3%
CDW LLC/CDW Finance Corp.,
5.00%, 9/1/23	120	125
5.00%, 9/1/25	230	239
Dell International LLC/EMC Corp.,
5.88%, 6/15/21(1)	925	969
6.02%, 6/15/26(1)	430	474
Diebold Nixdorf, Inc.,
8.50%, 4/15/24	75	84
EMC Corp.,
1.88%, 6/1/18	625	621
2.65%, 6/1/20	250	245
Everi Payments, Inc.,
10.00%, 1/15/22	100	109
NCR Corp.,
6.38%, 12/15/23	225	242
Western Digital Corp.,
10.50%, 4/1/24	760	896
Zebra Technologies Corp.,
7.25%, 10/15/22	155	165

		4,169

Health Care Facilities & Services - 6.0%
CHS/Community Health Systems, Inc.,
7.13%, 7/15/20	190	185
6.88%, 2/1/22	470	411
DaVita, Inc.,
5.75%, 8/15/22	200	205
5.13%, 7/15/24	190	193
Envision Healthcare Corp.,
6.25%, 12/1/24(1)	50	53
Fresenius Medical Care US Finance II, Inc.,
6.50%, 9/15/18(1)	505	531
5.88%, 1/31/22(1)	175	194
4.75%, 10/15/24(1)	125	131
HCA, Inc.,
8.00%, 10/1/18	50	54
6.50%, 2/15/20	170	186
5.88%, 3/15/22	115	128
4.75%, 5/1/23	410	434
5.00%, 3/15/24	635	672
5.38%, 2/1/25	275	290
5.25%, 4/15/25	320	344
7.69%, 6/15/25	715	829

NORTHERN FUNDS QUARTERLY REPORT    7    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Health Care Facilities & Services - 6.0% continued
7.58%, 9/15/25	$100	$115
5.88%, 2/15/26	370	400
4.50%, 2/15/27	225	231
7.50%, 11/6/33	445	503
7.75%, 7/15/36	420	475
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 5/15/19	870	874
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
6.38%, 8/1/23(1)	185	195
Kindred Healthcare, Inc.,
8.00%, 1/15/20	435	457
6.38%, 4/15/22	75	74
LifePoint Health, Inc.,
5.88%, 12/1/23	145	153
Miami Valley,
10.50%, 1/1/59	248	245
RegionalCare Hospital Partners Holdings, Inc.,
8.25%, 5/1/23(1)	1,000	1,072
Select Medical Corp.,
6.38%, 6/1/21	25	26
Surgery Center Holdings, Inc.,
8.88%, 4/15/21(1)	960	1,040
6.75%, 7/1/25(1)	220	223
Team Health Holdings, Inc.,
6.38%, 2/1/25(1)	100	97
Tenet Healthcare Corp.,
6.25%, 11/1/18	245	258
5.00%, 3/1/19	690	725
6.00%, 10/1/20	75	80
7.50%, 1/1/22(1)	410	445
8.13%, 4/1/22	190	202
6.75%, 6/15/23	3,380	3,380
4.63%, 7/15/24(1)	340	340
6.88%, 11/15/31	100	92
THC Escrow Corp. III,
4.63%, 7/15/24(1)	437	438
5.13%, 5/1/25(1)	50	50
7.00%, 8/1/25(1)	320	319
Universal Hospital Services, Inc.,
7.63%, 8/15/20	100	102
Vizient, Inc.,
10.38%, 3/1/24(1)	1,550	1,782

		19,233

Home Improvement - 0.1%
BMC East LLC,
5.50%, 10/1/24(1)	75	79
RSI Home Products, Inc.,
6.50%, 3/15/23(1)	175	184
Summit Materials LLC/Summit Materials Finance Corp.,
6.13%, 7/15/23	50	52

		315

Homebuilders - 1.7%
AV Homes, Inc.,
6.63%, 5/15/22(1)	100	103
Beazer Homes USA, Inc.,
8.75%, 3/15/22	100	111
6.75%, 3/15/25(1)	50	52
CalAtlantic Group, Inc.,
8.38%, 5/15/18	300	315
8.38%, 1/15/21	135	160
5.38%, 10/1/22	150	162
5.25%, 6/1/26	200	207
5.00%, 6/15/27	220	221
Century Communities, Inc.,
6.88%, 5/15/22	125	131
5.88%, 7/15/25(1)	100	100
K Hovnanian Enterprises, Inc.,
5.00%, 11/1/21	385	359
Lennar Corp.,
4.75%, 12/15/17	400	403
4.13%, 1/15/22	175	181
4.75%, 11/15/22	435	462
4.88%, 12/15/23	310	330
4.75%, 5/30/25	530	554
Meritage Homes Corp.,
6.00%, 6/1/25	260	278
Shea Homes L.P./Shea Homes Funding Corp.,
6.13%, 4/1/25(1)	95	98
Toll Brothers Finance Corp.,
4.00%, 12/31/18	105	108
4.38%, 4/15/23	95	98

ACTIVE M/MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Homebuilders - 1.7% continued
4.88%, 3/15/27	$100	$103
TRI Pointe Group, Inc.,
5.25%, 6/1/27	75	75
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
4.38%, 6/15/19	610	625
Weekley Homes LLC/Weekley Finance Corp.,
6.00%, 2/1/23	175	170
William Lyon Homes, Inc.,
5.88%, 1/31/25	125	129

		5,535

Industrial Other - 0.6%
AECOM,
5.88%, 10/15/24	135	147
5.13%, 3/15/27(1)	125	125
Ahern Rentals, Inc.,
7.38%, 5/15/23(1)	325	266
Brand Energy & Infrastructure Services, Inc.,
8.50%, 7/15/25(1)	75	78
CSVC Acquisition Corp.,
7.75%, 6/15/25(1)	125	128
Engility Corp.,
8.88%, 9/1/24	50	54
Great Lakes Dredge & Dock Corp.,
8.00%, 5/15/22(1)	50	51
HD Supply, Inc.,
5.25%, 12/15/21(1)	390	409
5.75%, 4/15/24(1)	145	154
Herc Rentals, Inc.,
7.50%, 6/1/22(1)	67	71
7.75%, 6/1/24(1)	201	212
New Enterprise Stone & Lime Co., Inc.,
10.13%, 4/1/22(1)	175	190
United Rentals North America, Inc.,
5.75%, 11/15/24	120	126
5.88%, 9/15/26	50	53

		2,064

Internet Media - 0.1%
Match Group, Inc.,
6.38%, 6/1/24	50	54
Netflix, Inc.,
5.50%, 2/15/22	240	261
4.38%, 11/15/26(1)	140	140

		455

Machinery Manufacturing - 1.1%
BlueLine Rental Finance Corp./BlueLine Rental LLC,
9.25%, 3/15/24(1)	125	130
Cleaver-Brooks, Inc.,
8.75%, 12/15/19(1)	1,280	1,320
Cloud Crane LLC,
10.13%, 8/1/24(1)	540	593
CNH Industrial Capital LLC,
3.38%, 7/15/19	130	132
4.88%, 4/1/21	150	159
4.38%, 4/5/22	190	199
SPX FLOW, Inc.,
5.63%, 8/15/24(1)	50	52
5.88%, 8/15/26(1)	50	52
Tennant Co.,
5.63%, 5/1/25(1)	50	52
Welbilt, Inc.,
9.50%, 2/15/24	155	180
Xerium Technologies, Inc.,
9.50%, 8/15/21	740	786

		3,655

Managed Care - 1.0%
MPH Acquisition Holdings LLC,
7.13%, 6/1/24(1)	270	288
Opal Acquisition, Inc.,
7.50%, 7/1/24	1,614	1,580
10.00%, 10/1/24	1,636	1,415

		3,283

Manufactured Goods - 1.2%
Grinding Media, Inc./MC Grinding Media Canada, Inc.,
7.38%, 12/15/23(1)	100	109
Material Science Corp.,
14.00%, 6/22/22	1,419	1,279
NCI Building Systems, Inc.,
8.25%, 1/15/23(1)	230	249
Novelis Corp.,
5.88%, 9/30/26(1)	265	273

NORTHERN FUNDS QUARTERLY REPORT    9    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Manufactured Goods - 1.2% continued
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.,
8.63%, 6/1/21(1)	$2,070	$2,044

		3,954

Mass Merchants - 0.1%
Dollar Tree, Inc.,
5.75%, 3/1/23	440	464

Metals & Mining - 4.2%
Aleris International, Inc.,
7.88%, 11/1/20	175	165
9.50%, 4/1/21(1)	50	51
Century Aluminum Co.,
7.50%, 6/1/21(1) (5)	5,390	5,552
Cliffs Natural Resources, Inc.,
8.25%, 3/31/20(1)	67	73
5.75%, 3/1/25(1)	50	47
Coeur Mining, Inc.,
5.88%, 6/1/24(1)	50	48
Commercial Metals Co.,
7/15/27(6)	25	25
Freeport-McMoRan, Inc.,
2.30%, 11/14/17	75	75
2.38%, 3/15/18	310	308
6.50%, 11/15/20	550	564
4.00%, 11/14/21	65	64
6.75%, 2/1/22	75	78
3.88%, 3/15/23	495	460
5.40%, 11/14/34	345	310
5.45%, 3/15/43	320	276
Hecla Mining Co.,
6.88%, 5/1/21	75	78
International Wire Group, Inc.,
10.75%, 8/1/21(1)	550	503
Joseph T Ryerson & Son, Inc.,
11.00%, 5/15/22(1)	1,760	1,991
Real Alloy Holding, Inc.,
10.00%, 1/15/19(1)	2,930	2,835
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp.,
7.50%, 6/15/25(1)	25	25

		13,528

Oil & Gas Services & Equipment - 0.9%
Calfrac Holdings L.P.,
7.50%, 12/1/20(1)	200	172
Forum Energy Technologies, Inc.,
6.25%, 10/1/21	2,170	2,116
Global Marine, Inc.,
7.00%, 6/1/28	25	22
Nabors Industries, Inc.,
5.00%, 9/15/20	50	50
4.63%, 9/15/21	25	23
5.50%, 1/15/23(1)	75	71
Rowan Cos., Inc.,
7.38%, 6/15/25	100	93
SESI LLC,
7.13%, 12/15/21	300	286
Weatherford International LLC,
6.80%, 6/15/37	75	64

		2,897

Pharmaceuticals - 0.6%
Endo Finance LLC/Endo Finco, Inc.,
7.25%, 1/15/22(1)	200	192
5.38%, 1/15/23(1)	240	200
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.,
7.50%, 10/1/24(1)	200	217
Nature’s Bounty (The) Co.,
7.63%, 5/15/21(1)	540	574
Valeant Pharmaceuticals International,
6.38%, 10/15/20(1)	450	436
6.75%, 8/15/21(1)	25	24
7.25%, 7/15/22(1)	280	263

		1,906

Pipeline - 3.9%
American Midstream Partners L.P./American Midstream Finance Corp.,
8.50%, 12/15/21(1)	75	75
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 9/15/24(1)	455	465
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
6.13%, 11/15/22(1)	100	101

ACTIVE M/MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Pipeline - 3.9% continued
Cheniere Corpus Christi Holdings LLC,
7.00%, 6/30/24	$100	$111
5.88%, 3/31/25	370	395
5.13%, 6/30/27(1)	405	415
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.25%, 4/1/23	450	457
5.75%, 4/1/25(1)	130	130
DCP Midstream Operating L.P.,
2.50%, 12/1/17	165	165
9.75%, 3/15/19(1)	95	106
5.35%, 3/15/20(1)	80	83
4.75%, 9/30/21(1)	125	127
8.13%, 8/16/30	35	41
6.45%, 11/3/36(1)	175	185
6.75%, 9/15/37(1)	300	322
5.85%, 5/21/43(1) (8)	310	287
5.60%, 4/1/44	160	151
Energy Transfer Equity L.P.,
7.50%, 10/15/20	695	777
5.88%, 1/15/24	285	302
5.50%, 6/1/27	120	124
Holly Energy Partners L.P./Holly Energy Finance Corp.,
6.00%, 8/1/24(1)	75	78
MPLX L.P.,
4.50%, 7/15/23	75	80
4.88%, 12/1/24	410	437
NuStar Logistics L.P.,
4.80%, 9/1/20	115	120
5.63%, 4/28/27	170	178
ONEOK, Inc.,
6.00%, 6/15/35	205	221
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	100	102
Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.50%, 4/15/23	520	538
Rockies Express Pipeline LLC,
5.63%, 4/15/20(1)	390	414
7.50%, 7/15/38(1)	140	158
6.88%, 4/15/40(1)	250	272
SemGroup Corp./Rose Rock Finance Corp.,
5.63%, 7/15/22	450	433
5.63%, 11/15/23	480	456
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.50%, 8/15/22	219	219
5.75%, 4/15/25	425	427
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
5.50%, 9/15/24(1)	75	76
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 5/1/23	575	589
4.25%, 11/15/23	735	718
6.75%, 3/15/24	260	279
5.13%, 2/1/25(1)	400	412
5.38%, 2/1/27(1)	225	233
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.88%, 10/1/20	200	204
6.13%, 10/15/21	175	182
Williams (The) Cos., Inc.,
4.55%, 6/24/24	165	170
7.50%, 1/15/31	170	201
5.75%, 6/24/44	300	310
Williams Partners L.P./ACMP Finance Corp.,
4.88%, 3/15/24	140	147

		12,473

Power Generation - 2.1%
Calpine Corp.,
6.00%, 1/15/22(1)	355	367
5.38%, 1/15/23	680	663
5.50%, 2/1/24	450	426
5.75%, 1/15/25	75	70
Dynegy, Inc.,
7.38%, 11/1/22	325	321
5.88%, 6/1/23	220	206
7.63%, 11/1/24	1,970	1,911
GenOn Energy, Inc.,
7.88%, 6/15/17(2)	50	30

NORTHERN FUNDS QUARTERLY REPORT    11    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Power Generation - 2.1% continued
NRG Energy, Inc.,
6.25%, 7/15/22	$290	$298
6.63%, 3/15/23	405	416
7.25%, 5/15/26	520	538
6.63%, 1/15/27	1,100	1,102
NRG Yield Operating LLC,
5.00%, 9/15/26	100	102
Pattern Energy Group, Inc.,
5.88%, 2/1/24(1)	100	105
Terraform Global Operating LLC,
9.75%, 8/15/22(1)	200	224

		6,779

Property & Casualty Insurance - 1.4%
Alliant Holdings Intermediate LLC,
8.25%, 8/1/23(1)	1,980	2,104
Hub Holdings LLC/Hub Holdings Finance, Inc.,
8.13%, 7/15/19(1) (3) (5)	25	25
HUB International Ltd.,
7.88%, 10/1/21(1) (5)	605	630
USIS Merger Sub, Inc.,
6.88%, 5/1/25(1)	1,645	1,674

		4,433

Publishing & Broadcasting - 1.6%
CBS Radio, Inc.,
7.25%, 11/1/24(1)	100	103
Clear Channel Worldwide Holdings, Inc.,
7.63%, 3/15/20	650	647
6.50%, 11/15/22	260	267
EW Scripps (The) Co.,
5.13%, 5/15/25(1)	100	103
Gray Television, Inc.,
5.13%, 10/15/24(1)	250	253
5.88%, 7/15/26(1)	375	382
iHeartCommunications, Inc.,
10.00%, 1/15/18	50	30
9.00%, 12/15/19	50	39
14.00%, 2/1/21(3)	127	27
11.25%, 3/1/21	322	243
Nexstar Broadcasting, Inc.,
5.63%, 8/1/24(1)	225	228
Salem Media Group, Inc.,
6.75%, 6/1/24(1)	25	26
Sinclair Television Group, Inc.,
5.38%, 4/1/21	55	57
6.13%, 10/1/22	225	234
5.13%, 2/15/27(1)	220	213
Sirius XM Radio, Inc.,
4.25%, 5/15/20(1)	185	187
8/1/22(1) (6)	50	50
4.63%, 5/15/23(1)	45	46
6.00%, 7/15/24(1)	360	382
5.38%, 7/15/26(1)	375	388
5.00%, 8/1/27(1)	365	368
TEGNA, Inc.,
5.13%, 10/15/19	410	419
5.13%, 7/15/20	140	144
6.38%, 10/15/23	25	26
Townsquare Media, Inc.,
6.50%, 4/1/23(1)	75	75
Urban One, Inc.,
9.25%, 2/15/20(1)	75	72

		5,009

Real Estate - 2.1%
Crescent Communities LLC/Crescent Ventures, Inc.,
8.88%, 10/15/21(1)	125	131
Equinix, Inc.,
5.38%, 4/1/23	350	364
5.88%, 1/15/26	235	256
5.38%, 5/15/27	25	27
ESH Hospitality, Inc.,
5.25%, 5/1/25(1)	550	570
FelCor Lodging L.P.,
6.00%, 6/1/25	225	240
Iron Mountain US Holdings, Inc.,
5.38%, 6/1/26(1)	65	68
Iron Mountain, Inc.,
6.00%, 8/15/23	295	313
5.75%, 8/15/24	525	536
Kennedy-Wilson, Inc.,
5.88%, 4/1/24	100	103

ACTIVE M/MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Real Estate - 2.1% continued
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,
5.63%, 5/1/24	$180	$196
MPT Operating Partnership L.P./MPT Finance Corp.,
6.38%, 2/15/22	45	46
6.38%, 3/1/24	395	430
5.50%, 5/1/24	480	502
5.25%, 8/1/26	370	385
QCP SNF West/Central/East/AL REIT LLC,
8.13%, 11/1/23(1)	680	699
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.25%, 12/1/21(1)	225	236
RHP Hotel Properties L.P./RHP Finance Corp.,
5.00%, 4/15/23	50	51
Sabra Health Care L.P./Sabra Capital Corp.,
5.50%, 2/1/21	535	556
Uniti Group, Inc./CSL Capital LLC, 6.00%, 4/15/23(1)	295	307
8.25%, 10/15/23	380	391
Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.13%, 12/15/24(1)	190	188

		6,595

Refining & Marketing - 0.4%
Citgo Holding, Inc.,
10.75%, 2/15/20(1)	425	462
Delek Logistics Partners L.P.,
6.75%, 5/15/25(1)	75	76
Sunoco L.P./Sunoco Finance Corp.,
5.50%, 8/1/20	200	205
6.25%, 4/15/21	300	313
Western Refining Logistics L.P./WNRL Finance Corp.,
7.50%, 2/15/23	160	172

		1,228

Restaurants - 0.4%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.00%, 6/1/24(1)	475	495
5.25%, 6/1/26(1)	380	400
4.75%, 6/1/27(1)	210	214
Landry’s, Inc.,
6.75%, 10/15/24(1)	150	154
Nathan’s Famous, Inc.,
10.00%, 3/15/20(1)	25	27

		1,290

Retail - Consumer Discretionary - 1.4%
American Builders & Contractors Supply Co., Inc.,
5.75%, 12/15/23(1)	125	132
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.50%, 4/1/23	75	75
5.25%, 3/15/25(1)	290	273
Beacon Roofing Supply, Inc.,
6.38%, 10/1/23	75	81
Builders FirstSource, Inc.,
10.75%, 8/15/23(1)	75	87
5.63%, 9/1/24(1)	175	182
FirstCash, Inc.,
5.38%, 6/1/24(1)	50	52
Hertz (The) Corp.,
5.50%, 10/15/24(1)	795	652
L Brands, Inc.,
5.63%, 10/15/23	60	64
6.75%, 7/1/36	225	216
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
7.88%, 10/1/22(1)	1,425	1,468
Penske Automotive Group, Inc.,
5.75%, 10/1/22	100	103
5.38%, 12/1/24	105	106
PetSmart, Inc.,
7.13%, 3/15/23(1)	80	71
5.88%, 6/1/25(1)	175	169
QVC, Inc.,
5.13%, 7/2/22	180	190
5.45%, 8/15/34	285	271

NORTHERN FUNDS QUARTERLY REPORT    13    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Retail - Consumer Discretionary - 1.4% continued
Sally Holdings LLC/Sally Capital, Inc.,
5.63%, 12/1/25	$100	$102
Sonic Automotive, Inc.,
6.13%, 3/15/27(1)	100	100

		4,394

Retail - Consumer Staples - 0.1%
US Foods, Inc.,
5.88%, 6/15/24(1)	150	156

Semiconductors - 0.6%
Advanced Micro Devices, Inc.,
7.50%, 8/15/22	16	18
7.00%, 7/1/24	286	303
Amkor Technology, Inc.,
6.38%, 10/1/22	345	359
Micron Technology, Inc.,
5.25%, 8/1/23(1)	445	462
5.25%, 1/15/24(1)	125	130
5.50%, 2/1/25	145	153
5.63%, 1/15/26(1)	120	125
Microsemi Corp.,
9.13%, 4/15/23(1)	99	113
Qorvo, Inc.,
6.75%, 12/1/23	125	137
7.00%, 12/1/25	125	142

		1,942

Software & Services - 2.4%
BMC Software Finance, Inc.,
8.13%, 7/15/21(1)	100	104
Boxer Parent Co., Inc.,
9.00%, 10/15/19(1) (3)	50	50
CDK Global, Inc.,
4.88%, 6/1/27(1)	25	26
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
5.75%, 3/1/25(1)	125	128
Conduent Finance, Inc./Xerox Business Services LLC,
10.50%, 12/15/24(1)	1,140	1,328
Donnelley Financial Solutions, Inc.,
8.25%, 10/15/24	125	133
Gartner, Inc.,
5.13%, 4/1/25(1)	50	53
Harland Clarke Holdings Corp.,
9.25%, 3/1/21(1)	375	366
8.38%, 8/15/22(1)	170	181
Infor Software Parent LLC/Infor Software Parent, Inc. (100% Cash),
7.13%, 5/1/21(1) (3)	561	578
Infor US, Inc.,
6.50%, 5/15/22	300	310
iPayment, Inc.,
10.75%, 4/15/24(1)	25	29
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.,
6.00%, 7/15/25(1)	280	288
MSCI, Inc.,
5.25%, 11/15/24(1)	345	366
5.75%, 8/15/25(1)	250	271
4.75%, 8/1/26(1)	50	51
Nielsen Finance LLC/Nielsen Finance Co.,
4.50%, 10/1/20	240	244
5.00%, 4/15/22(1)	785	814
Nuance Communications, Inc.,
5.38%, 8/15/20(1)	80	81
6.00%, 7/1/24	490	522
Rackspace Hosting, Inc.,
8.63%, 11/15/24(1)	555	591
RP Crown Parent LLC,
7.38%, 10/15/24(1)	330	343
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(1)	75	86
SS&C Technologies Holdings, Inc.,
5.88%, 7/15/23	125	133
Symantec Corp.,
5.00%, 4/15/25(1)	220	230
Syniverse Foreign Holdings Corp.,
9.13%, 1/15/22(1)	211	210
Veritas US, Inc./Veritas Bermuda Ltd.,
10.50%, 2/1/24(1)	200	218

		7,734

Supermarkets & Pharmacies - 0.4%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
6.63%, 6/15/24(1)	530	526

ACTIVE M/MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Supermarkets & Pharmacies - 0.4% continued
5.75%, 3/15/25(1)	$540	$502
Cumberland Farms, Inc.,
6.75%, 5/1/25(1)	150	158
Rite Aid Corp.,
6.75%, 6/15/21	100	103
6.13%, 4/1/23(1)	125	123

		1,412

Tobacco - 0.0%
Vector Group Ltd.,
6.13%, 2/1/25(1)	75	78

Transportation & Logistics - 0.4%
BCD Acquisition, Inc.,
9.63%, 9/15/23(1)	590	637
Navistar International Corp.,
8.25%, 11/1/21	600	606
XPO Logistics, Inc.,
6.13%, 9/1/23(1)	50	52

		1,295

Utilities - 0.7%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	100	102
5.75%, 5/20/27	100	101
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.75%, 1/15/22	350	329
6.75%, 6/15/23	415	387
Ferrellgas Partners L.P./Ferrellgas Partners Finance Corp.,
8.63%, 6/15/20	50	47
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	385	391
Talen Energy Supply LLC,
4.60%, 12/15/21	805	612
9.50%, 7/15/22(1)	90	77
6.50%, 6/1/25	205	145

		2,191

Wireless Telecommunications Services - 1.5%
Hughes Satellite Systems Corp.,
6.50%, 6/15/19	193	208
6.63%, 8/1/26	175	188
Sprint Capital Corp.,
6.88%, 11/15/28	75	83
8.75%, 3/15/32	400	504
Sprint Communications, Inc.,
9.00%, 11/15/18(1)	370	402
6.00%, 11/15/22	190	201
Sprint Corp.,
7.88%, 9/15/23	605	696
7.13%, 6/15/24	1,050	1,168
T-Mobile USA, Inc.,
6.13%, 1/15/22	310	326
4.00%, 4/15/22	50	52
6.00%, 3/1/23	470	498
6.63%, 4/1/23	400	423

		4,749

Wireline Telecommunications Services - 3.2%
CenturyLink, Inc.,
6.45%, 6/15/21	278	300
5.80%, 3/15/22	675	702
6.75%, 12/1/23	130	140
7.50%, 4/1/24	225	246
7.60%, 9/15/39	100	93
Cogent Communications Group, Inc.,
5.38%, 3/1/22(1)	50	53
Embarq Corp.,
8.00%, 6/1/36	1,160	1,172
Frontier Communications Corp.,
8.13%, 10/1/18	115	121
8.50%, 4/15/20	20	21
10.50%, 9/15/22	845	808
7.13%, 1/15/23	145	121
7.63%, 4/15/24	220	181
11.00%, 9/15/25	1,670	1,549
9.00%, 8/15/31	872	700
GTT Communications, Inc.,
7.88%, 12/31/24(1)	920	984
Level 3 Communications, Inc.,
5.75%, 12/1/22	430	446
Level 3 Financing, Inc.,
5.38%, 8/15/22	55	57
5.63%, 2/1/23	125	130
5.13%, 5/1/23	365	379
5.38%, 1/15/24	240	251
Qwest Corp.,
6.88%, 9/15/33	480	472

NORTHERN FUNDS QUARTERLY REPORT    15    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Wireline Telecommunications Services - 3.2% continued
Windstream Services LLC,
7.75%, 10/1/21	$50	$47
7.50%, 6/1/22	25	22
Zayo Group LLC/Zayo Capital, Inc.,
6.00%, 4/1/23	470	495
6.38%, 5/15/25	80	86
5.75%, 1/15/27(1)	670	701

		10,277

Total Corporate Bonds (Cost $209,647)		215,687

FOREIGN ISSUER BONDS - 12.9%
Advertising & Marketing - 0.1%
MDC Partners, Inc.,
6.50%, 5/1/24(1)	365	364

Aerospace & Defense - 0.2%
Bombardier, Inc.,
8.75%, 12/1/21(1)	300	333
6.00%, 10/15/22(1)	100	100
6.13%, 1/15/23(1)	150	150

		583

Airlines - 0.1%
Air Canada,
7.75%, 4/15/21(1)	300	343

Auto Parts Manufacturing - 0.2%
IHO Verwaltungs GmbH (100% Cash),
4.13%, 9/15/21(1) (3)	200	204
4.50%, 9/15/23(1) (3)	205	208
Nexteer Automotive Group Ltd.,
5.88%, 11/15/21(1)	295	306

		718

Banks - 0.1%
Barclays Bank PLC,
7.63%, 11/21/22	200	229

Biotechnology - 0.0%
Concordia International Corp.,
9.50%, 10/21/22(1)	100	17

Cable & Satellite - 1.7%
Altice Luxembourg S.A.,
7.75%, 5/15/22(1)	365	387
7.63%, 2/15/25(1)	260	285
SFR Group S.A.,
6.00%, 5/15/22(1)	1,405	1,470
7.38%, 5/1/26(1)	855	928
Unitymedia GmbH,
6.13%, 1/15/25(1)	630	676
UPCB Finance IV Ltd.,
5.38%, 1/15/25(1)	205	214
Videotron Ltd./Videotron Ltee,
5.13%, 4/15/27(1)	25	26
Virgin Media Finance PLC,
6.00%, 10/15/24(1)	205	217
Virgin Media Secured Finance PLC,
5.50%, 8/15/26(1)	450	471
Ziggo Bond Finance B.V.,
6.00%, 1/15/27(1)	150	152
Ziggo Secured Finance B.V.,
5.50%, 1/15/27(1)	525	536

		5,362

Casinos & Gaming - 0.1%
Gateway Casinos & Entertainment Ltd.,
8.25%, 3/1/24(1)	75	78
International Game Technology PLC,
5.63%, 2/15/20(1)	5	5
Melco Resorts Finance Ltd.,
4.88%, 6/6/25(1)	200	200

		283

Chemicals - 0.5%
Hexion, Inc./Hexion Nova Scotia Finance ULC,
9.00%, 11/15/20	450	307
Kissner Holdings L.P./Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA,
8.38%, 12/1/22(1)	100	104
NOVA Chemicals Corp.,
4.88%, 6/1/24(1)	215	214
5.00%, 5/1/25(1)	345	343
5.25%, 6/1/27(1)	370	368
SPCM S.A.,
4.88%, 9/15/25(1)	200	204

ACTIVE M/MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.9% continued
Chemicals - 0.5% continued
Venator Finance S.a.r.l./Venator Materials Corp.,
7/15/25(1) (5) (6)	$50	$51

		1,591

Commercial Finance - 0.8%
Aircastle Ltd.,
4.63%, 12/15/18	285	294
6.25%, 12/1/19	150	163
5.13%, 3/15/21	235	252
5.50%, 2/15/22	185	202
5.00%, 4/1/23	95	101
Fly Leasing Ltd.,
6.38%, 10/15/21	200	210
Park Aerospace Holdings Ltd.,
5.25%, 8/15/22(1)	780	815
5.50%, 2/15/24(1)	610	637

		2,674

Communications Equipment - 0.0%
Nokia OYJ,
3.38%, 6/12/22	25	25

Consumer Finance - 0.1%
4finance S.A.,
10.75%, 5/1/22	200	203

Consumer Services - 0.1%
Garda World Security Corp.,
7.25%, 11/15/21(1)	25	25
7.25%, 11/15/21(1)	25	26
GW Honos Security Corp.,
8.75%, 5/15/25(1)	200	209

		260

Containers & Packaging - 0.6%
ARD Finance S.A.,
7.13%, 9/15/23(3)	200	213
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
6.00%, 6/30/21(1)	300	311
4.25%, 9/15/22(1)	405	416
7.25%, 5/15/24(1)	500	547
6.00%, 2/15/25(1)	410	430

		1,917

Design, Manufacturing & Distribution - 0.0%
Flex Ltd.,
5.00%, 2/15/23	145	159

Diversified Banks - 0.1%
Barclays PLC,
8.25%, 12/15/18(7)	400	424

Electrical Equipment Manufacturing - 0.1%
Allegion PLC,
5.88%, 9/15/23	175	188

Entertainment Content - 0.0%
Lions Gate Entertainment Corp.,
5.88%, 11/1/24(1)	50	53

Exploration & Production - 0.8%
MEG Energy Corp.,
6.38%, 1/30/23(1)	1,105	853
7.00%, 3/31/24(1)	1,560	1,213
OGX Austria GmbH,
8.50%, 6/1/18(2) (9)	2,420	—
8.38%, 4/1/22(2) (9)	1,800	—
Seven Generations Energy Ltd.,
6.88%, 6/30/23(1) (9)	100	104
Tullow Oil PLC,
6.00%, 11/1/20(1)	200	190
Vermilion Energy, Inc.,
5.63%, 3/15/25(1)	75	74

		2,434

Financial Services - 0.1%
Intelsat Connect Finance S.A.,
12.50%, 4/1/22(1)	291	262

Food & Beverage - 0.0%
Clearwater Seafoods, Inc.,
6.88%, 5/1/25(1)	50	53

Homebuilders - 0.1%
Brookfield Residential Properties, Inc.,
6.38%, 5/15/25(1)	25	26
Mattamy Group Corp.,
6.50%, 11/15/20(1)	150	153
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
5.63%, 3/1/24(1)	238	249

		428

NORTHERN FUNDS QUARTERLY REPORT    17    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.9% continued
Industrial Other - 0.0%
Ritchie Bros. Auctioneers, Inc.,
5.38%, 1/15/25(1)	$50	$52

Machinery Manufacturing - 0.7%
Accudyne Industries Borrower/Accudyne Industries LLC,
7.75%, 12/15/20(1)	2,140	2,140
CNH Industrial N.V.,
4.50%, 8/15/23	170	181

		2,321

Medical Equipment & Devices Manufacturing - 0.1%
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
5.75%, 8/1/22(1)	25	23
5.50%, 4/15/25(1)	155	136

		159

Metals & Mining - 1.8%
Alcoa Nederland Holding B.V.,
7.00%, 9/30/26(1)	200	219
Anglo American Capital PLC,
4.45%, 9/27/20(1)	130	136
ArcelorMittal,
5.75%, 8/5/20	25	27
7.50%, 10/15/39	955	1,071
7.25%, 3/1/41	125	138
Constellium N.V.,
6.63%, 3/1/25(1)	250	239
Essar Steel Algoma, Inc.,
9.50%, 11/15/19(1) (2) (5)	275	22
First Quantum Minerals Ltd.,
7.00%, 2/15/21(1)	655	671
7.25%, 5/15/22(1)	435	445
FMG Resources (August 2006) Pty. Ltd.,
9.75%, 3/1/22(1)	475	541
4.75%, 5/15/22(1)	165	166
5.13%, 5/15/24(1)	120	120
Hudbay Minerals, Inc.,
7.25%, 1/15/23(1)	125	129
7.63%, 1/15/25(1)	330	346
IAMGOLD Corp.,
7.00%, 4/15/25(1)	75	77
Kinross Gold Corp.,
5.13%, 9/1/21	50	53
4.50%, 7/15/27(1)	50	50
Taseko Mines Ltd.,
8.75%, 6/15/22(1)	150	150
Teck Resources Ltd.,
4.50%, 1/15/21	75	78
4.75%, 1/15/22	275	285
3.75%, 2/1/23	25	24
6.13%, 10/1/35	250	261
6.00%, 8/15/40	100	100
6.25%, 7/15/41	380	394

		5,742

Oil & Gas Services & Equipment - 0.5%
Ensco PLC,
5.75%, 10/1/44	80	52
Noble Holding International Ltd.,
7.75%, 1/15/24	150	119
Paragon Offshore PLC,
7.25%, 8/15/24(1) (2) (5)	950	209
Precision Drilling Corp.,
6.63%, 11/15/20	182	178
6.50%, 12/15/21	225	220
5.25%, 11/15/24	320	279
Transocean, Inc.,
6.00%, 3/15/18	67	69
5.80%, 10/15/22	75	70
9.00%, 7/15/23(1)	150	156
7.50%, 4/15/31	50	40
Trinidad Drilling Ltd.,
6.63%, 2/15/25(1)	75	71
Weatherford International Ltd.,
8.25%, 6/15/23	25	25
9.88%, 2/15/24(1)	150	157
6.50%, 8/1/36	25	21
7.00%, 3/15/38	50	43
6.75%, 9/15/40	25	21

		1,730

Pharmaceuticals - 1.3%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
6.00%, 7/15/23(1)	620	521
6.00%, 2/1/25(1)	310	253

ACTIVE M/MULTI-MANAGER FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.9% continued
Pharmaceuticals - 1.3% continued
Valeant Pharmaceuticals International, Inc.,
7.50%, 7/15/21(1)	$75	$73
5.63%, 12/1/21(1)	845	763
5.50%, 3/1/23(1)	1,070	908
5.88%, 5/15/23(1)	1,495	1,282
7.00%, 3/15/24(1)	225	236
6.13%, 4/15/25(1)	200	169

		4,205

Pipeline - 0.0%
Gibson Energy, Inc.,
6.75%, 7/15/21(1)	68	70

Property & Casualty Insurance - 0.1%
KIRS Midco 3 PLC,
8.63%, 7/15/23(1)	200	202

Restaurants - 0.1%
1011778 B.C. ULC/New Red Finance, Inc.,
4.63%, 1/15/22(1)	135	138
6.00%, 4/1/22(1)	225	233
4.25%, 5/15/24(1)	75	75

		446

Semiconductors - 0.4%
NXP B.V./NXP Funding LLC,
3.75%, 6/1/18(1)	200	203
4.13%, 6/1/21(1)	505	532
3.88%, 9/1/22(1)	200	208
Sensata Technologies UK Financing Co. PLC,
6.25%, 2/15/26(1)	220	240

		1,183

Software & Services - 0.7%
Camelot Finance S.A.,
7.88%, 10/15/24(1)	1,155	1,244
IHS Markit Ltd.,
5.00%, 11/1/22(1)	605	653
Nielsen (The) Co. Luxembourg S.A.R.L.,
5.00%, 2/1/25(1)	25	26
Open Text Corp.,
5.88%, 6/1/26(1)	340	366

		2,289

Travel & Lodging - 0.3%
NCL Corp. Ltd.,
4.63%, 11/15/20(1)	205	210
4.75%, 12/15/21(1)	500	519
Silversea Cruise Finance Ltd.,
7.25%, 2/1/25(1)	75	80
Viking Cruises Ltd.,
8.50%, 10/15/22(1)	75	79

		888

Wireless Telecommunications Services - 0.9%
Digicel Group Ltd.,
8.25%, 9/30/20(1)	700	654
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	25	24
5.50%, 8/1/23	115	95
8.00%, 2/15/24(1)	100	108
7/15/25(1) (6)	200	200
Intelsat Luxembourg S.A.,
6.75%, 6/1/18	38	36
7.75%, 6/1/21	808	444
8.13%, 6/1/23	320	169
SoftBank Group Corp.,
4.50%, 4/15/20(1)	230	239
Wind Acquisition Finance S.A.,
4.75%, 7/15/20(1)	415	419
7.38%, 4/23/21(1)	480	499
Xplornet Communications, Inc.,
9.63%, 6/1/22(1) (3)	25	26

		2,913

Wireline Telecommunications Services - 0.2%
Telecom Italia Capital S.A.,
6.00%, 9/30/34	475	502

Total Foreign Issuer Bonds (Cost $45,030)		41,272

TERM LOANS - 15.6%(8)
Advertising & Marketing - 0.3%
Advantage Sales & Marketing, Inc., Term Loan,
7.80%, 7/25/22	575	549
Getty Images, Inc., Initial Term Loan,
4.80%, 10/18/19	598	550

		1,099

NORTHERN FUNDS QUARTERLY REPORT    19    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 15.6%(8) continued
Aerospace & Defense - 0.0%
Sequa Mezzanine Holdings LLC, Initial Term Loan,
6.67%, 11/28/21	$25	$25

Auto Parts Manufacturing - 0.4%
Truck Hero, Inc. Term Loan,
9.41%, 5/16/25	1,130	1,123

Cable & Satellite - 0.0%
CSC Holdings LLC, March 2017 Refinancing Term Loan,
3.46%, 7/17/25	142	141

Casinos & Gaming - 1.0%
Caesars Entertainment Operating Co., Inc., Term Loan,
4/4/24(10)	100	100
CityCenter Holdings LLC, Term B Loan,
3.72%, 4/18/24	50	50
Cowlitz Tribal Gaming Authority, Term B Loan,
11.80%, 12/6/21	320	355
Gateway Casinos & Entertainment Limited, Initial Tranche B-1 Term Loan,
5.05%, 2/22/23	100	101
Mohegan Tribal Gaming Authority, Term B Loan,
5.23%, 10/13/23	164	165
Parq Holdings L.P., Closing Date Term Loan,
8.71%, 12/17/20	2,510	2,497
Scientific Games International, Inc., Initial Term B-3 Loan,
5.08%, 10/1/21	16	16
5.23%, 10/1/21	4	4

		3,288

Chemicals - 0.8%
Avantor Performance Materials Holdings, Inc., Initial Term Loan,
9.48%, 3/10/25	1,350	1,355
New Arclin U.S. Holding Corp., Second Lien Term Loan,
10.17%, 2/14/25	490	497
Royal Holdings, Inc., Initial Term Loan,
8.80%, 6/19/23	794	795
Unifrax I LLC, Initial Dollar Term Loan,
5.05%, 4/4/24	50	51

		2,698

Coal Operations - 0.0%
Peabody Energy Corp., Term Loan,
5.73%, 3/31/22	50	50

Commercial Finance - 0.2%
Air Methods Corp., Initial Term Loan,
4.80%, 4/22/24	74	73
Avolon TLB Borrower 1 (US) LLC, Initial Term B-2 Loan,
3.46%, 3/21/22	465	469

		542

Communications Equipment - 0.0%
Radiate Holdco LLC, Closing Date Term Loan,
4.23%, 2/1/24	100	98

Consumer Finance - 0.2%
First Data Corp., 2022D New Dollar Term Loan,
3.47%, 7/8/22	613	612

Consumer Products - 0.5%
PDC Brands, Term Loan,
6/27/25(10)	1,230	1,199
Prestige Brands, Inc., Term B-4 Loan,
3.98%, 1/26/24	116	117
Revlon Consumer Products Corp., Initial Term B Loan,
4.73%, 9/7/23	149	139

		1,455

Consumer Services - 0.8%
Camelot U.S. Acquisition 1 Co., New Term Loan,
4.73%, 10/3/23	74	75
Sterling Midco Holdings, Inc., Initial Loan,
8.98%, 6/19/23	2,590	2,532

		2,607

Containers & Packaging - 0.9%
Berlin Packaging LLC, Initial Term Loan,
7.81%, 9/30/22	2,000	2,015

ACTIVE M/MULTI-MANAGER FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 15.6%(8) continued
Containers & Packaging - 0.9% continued
Berry Global Group, Inc., Term J Loan,
3.62%, 1/19/24	$50	$50
BWay Holding Co., Initial Term Loan,
4.33%, 4/3/24	200	200
Consolidated Container Co. LLC, Initial Term Loan,
4.73%, 5/22/24	50	50
Flex Acquisition Co., Inc., Initial Term Loan,
4.40%, 12/29/23	100	100
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan,
4.23%, 2/5/23	511	512

		2,927

Entertainment Content - 0.2%
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan,
3.98%, 3/15/24	325	319
WideOpenWest Finance LLC, New Term B Loan,
4.70%, 8/18/23	243	243

		562

Entertainment Resources - 0.2%
Delta 2 (Lux) S.a r.l., Facility B3,
2/1/24(10)	125	125
Delta 2 (Lux) S.a r.l., Second Lien Facility,
8.00%, 7/29/22	36	36
Life Time Fitness, Inc., 2017 Refinancing Term Loan,
6/10/22(10)	25	25
4.23%, 6/10/22	198	199
Seaworld Parks & Entertainment, Inc., Term B-5 Loan,
4/1/24(10)	102	102
4.30%, 4/1/24	38	38

		525

Exploration & Production - 0.1%
California Resources Corp., Loan,
11.53%, 12/31/21	75	79
Chesapeake Energy Corp., Class A Loan,
8.69%, 8/23/21	75	80

		159

Financial Services - 0.7%
Focus Financial Partners LLC, Term Loan,
5/22/25(10)	1,080	1,088
Masergy Holdings, Inc., Initial Loan,
9.80%, 12/16/24	980	990
UFC Holdings LLC, Term Loan,
4.47%, 8/18/23	50	49
8.72%, 8/18/24	100	102

		2,229

Food & Beverage - 0.2%
NVA Holdings, Inc., Term Loan,
8.30%, 8/14/22	470	474

Hardware - 0.3%
Lully Finance S.a r.l., Initial Term B-1 Loan,
9.73%, 10/16/23	1,030	1,020

Health Care Facilities & Services - 4.0%
BioScrip, Inc., Delayed Draw Term Loan,
6.50%, 7/31/20	674	665
BioScrip, Inc., Initial Term B Loan,
6.50%, 7/31/20	1,123	1,109
Envision Healthcare Corp., Initial Term Loan,
4.30%, 12/1/23	229	230
Epic Health Services, Inc., Term Loan,
9.23%, 3/13/25	1,710	1,712
Genoa, a QoL Healthcare Co. LLC, Initial Term Loan,
9.23%, 10/28/24	1,160	1,164
Hanger, Inc., Loan,
11.50%, 8/1/19	840	851
Heartland Dental Care LLC, Term Loan,
9.75%, 6/21/19	2,910	2,849
Jaguar Holding Co. I LLC, 2017 Term Loan,
3.98%, 8/18/22	63	63
4.05%, 8/18/22	70	70

NORTHERN FUNDS QUARTERLY REPORT    21    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 15.6%(8) continued
Health Care Facilities & Services - 4.0% continued
Lanai Holdings III, Inc., Initial Term Loan,
9.73%, 8/28/23	$1,820	$1,774
Surgery Partners LLC, Term Loan B,
6/20/24(10)	50	50
Team Health Holdings, Inc., Initial Term Loan,
3.98%, 2/6/24	549	545
U.S. Renal Care, Inc., Term Loan,
9.30%, 12/29/23	1,980	1,859

		12,941

Home & Office Products Manufacturing - 0.0%
Serta Simmons Bedding LLC, Initial Term Loan,
9.18%, 11/8/24	100	99

Home Improvement - 0.1%
ServiceMaster (The) Co. LLC, Tranche C Term Loan,
3.73%, 11/8/23	244	245

Internet Media - 0.2%
Ancestry.com Operations, Inc., Term Loan,
9.46%, 10/19/24	468	479
Match Group, Inc., Term B-1 Loan,
4.37%, 11/16/22	141	141

		620

Machinery Manufacturing - 0.0%
Columbus McKinnon Corp., Initial Term Loan,
4.30%, 1/31/24	48	49
Terex Corp., U.S. Term Loan,
3.73%, 1/31/24	25	25

		74

Managed Care - 0.4%
MPH Acquisition Holdings LLC, Initial Term Loan,
4.30%, 6/7/23	232	231
Opal Acquisition, Inc., Term B Loan,
5.15%, 11/27/20	443	409
5.30%, 11/27/20	656	606

		1,246

Mass Merchants - 0.1%
BJ’s Wholesale Club, Inc., Tranche B Term Loan,
4.97%, 2/3/24	250	242

Power Generation - 0.1%
Calpine Corp., Term Loan,
2.98%, 12/31/19	50	50
4.05%, 1/15/23	252	251
Vistra Operations Co. LLC, 2016 Incremental Term Loan,
4.46%, 12/14/23	64	63
4.49%, 12/14/23	21	21
Vistra Operations Co. LLC, Initial Term C Loan,
3.79%, 8/4/23	14	14
Vistra Operations Co. LLC, Initial Term Loan,
3.97%, 8/4/23	61	60

		459

Property & Casualty Insurance - 0.6%
Asurion LLC, Term Loan,
8.73%, 3/3/21	1,250	1,255
Lonestar Intermediate Super Holdings LLC, Term Loan,
10.23%, 8/31/21	705	724

		1,979

Publishing & Broadcasting - 0.0%
Sinclair Television Group, Inc., Tranche B Term Loan,
3.48%, 1/3/24	101	101

Real Estate - 0.1%
ESH Hospitality, Inc., Repriced Term Loan,
3.73%, 8/30/23	194	194

Restaurants - 0.0%
1011778 B.C. Unlimited Liability Co., Term B-3 Loan,
3.48%, 2/16/24	31	31
3.55%, 2/16/24	19	19

		50

Retail - Consumer Discretionary - 1.2%
Bass Pro Group LLC, Initial Term Loan,
6.30%, 12/15/23	150	145

ACTIVE M/MULTI-MANAGER FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 15.6%(8) continued
Retail - Consumer Discretionary - 1.2% continued
Bass Pro Group LLC, New Term Loan,
4.37%, 6/5/20	$124	$124
General Nutrition Centers, Inc., Amended Tranche B Term Loan,
3.73%, 3/4/19	265	249
National Vision, Inc., Initial Term Loan,
6.98%, 3/11/22	3,000	2,920
PriSo Acquisition Corp., Term Loan,
4.04%, 5/8/22	50	50
SRS Distribution, Inc., Term B-2 Loan,
10.05%, 2/24/23	390	399

		3,887

Semiconductors - 0.0%
Micron Technology, Inc., Term Loan,
3.80%, 4/26/22	25	25

Software & Services - 1.7%
Donnelley Financial Solutions, Inc., Term B Loan,
5.08%, 9/29/23	33	33
Evergreen Skills Lux S.À R.L., Initial Term Loan,
5.98%, 4/28/21	2,231	2,103
9.48%, 4/28/22	2,130	1,758
Everi Payments, Inc., Term B Loan,
5.75%, 5/9/24	100	101
Harland Clarke Holdings Corp., Tranche B-6 Term Loan,
2/9/22(10)	54	54
6.80%, 2/9/22	175	175
iPayment, Inc., Initial Term Loan,
4/11/23(10)	75	76
Optiv, Inc., Initial Term Loan,
8.44%, 1/31/25	500	489
Presidio LLC, Term B Loan,
4.40%, 2/2/22	190	191
Rackspace Hosting, Inc., 2017 Refinancing Term B Loan,
11/3/23(10)	10	10
4.17%, 11/3/23	184	184
RP Crown Parent LLC, Initial Term Loan,
4.73%, 10/12/23	25	25
Tempo Acquisition LLC, Initial Term Loan,
4.06%, 5/1/24	75	75
USI, Inc., Initial Term Loan,
4.18%, 5/16/24	75	74

		5,348

Transportation & Logistics - 0.0%
OSG Bulk Ships, Inc., Initial Term Loan,
5.43%, 8/5/19	91	86

Travel & Lodging - 0.1%
Hilton Worldwide Finance LLC, Series B-2 Term Loan,
3.22%, 10/25/23	269	270
RHP Hotel Properties L.P., Tranche B Term Loan,
3.44%, 5/11/24	100	100

		370

Wireline Telecommunications Services - 0.2%
CenturyLink, Inc., Initial Term B Loan,
1.38%, 1/31/25	235	232
Level 3 Financing, Inc., Tranche B 2024 Term Loan,
3.47%, 2/22/24	150	150
Zayo Group LLC, 2017 Incremental Refinancing B-2 Term Loan,
3.72%, 1/19/24	89	90

		472

Total Term Loans (Cost $49,980)		50,072

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 0.1%
Oil, Gas & Coal - 0.1%
Bonanza Creek Energy, Inc.*	8,351	$265
Frontera Energy Corp.*	335	9
Halcon Resources Corp.*	34,119	155
Linn Energy, Inc.*	509	11
Peabody Energy Corp.*	2,054	50
Peabody Energy NPV	163	2

		492

Total Common Stocks (Cost $1,170)		492

NORTHERN FUNDS QUARTERLY REPORT    23    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS - 0.0%
Exploration & Production - 0.0%
Chesapeake Energy Corp., 5.75%(1) (5)	13	$8

Total Convertible Preferred Stocks (Cost $10)		8

PREFERRED STOCKS - 0.0%
Oil, Gas & Coal - 0.0%
Peabody Energy Corp.*	567	14

Total Preferred Stocks (Cost $14)		14

OTHER - 0.0%
Escrow Bonanza Creek Energy, Inc.*	165,000	—
Escrow Clear Channel Worldwide Holdings, Inc.*	100,750	—
Escrow GCB Bonanza*	180,000	—
Escrow Hercules Offshore, Inc.*	3,570	1
Escrow Momentive Performance
Materials, Inc.*	150,000	—
Escrow Peabody Energy Corp.*	200,000	—

Total Other (Cost $33)		1

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.2%
Foresight Energy L.P., Exp. 10/2/17, Strike $0.89*	10,250	$511
Halcon Resources Corp., Exp. 9/9/20, Strike $14.04*	3,297	2
Material Science Corp. Exp. 6/22/22, Strike $0.01*	77,693	104
Peabody Energy Corp., Exp. 8/31/17, Strike $0.01*	5	—
Peabody Energy, Exp. 8/31/17, Strike $0.01*	96	2

Total Warrants (Cost $142)		619

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 4.6%
Northern Institutional Funds - Government Assets Portfolio, 0.75%(11) (12)	14,665,764	$14,666

Total Investment Companies (Cost $14,666)		14,666

Total Investments - 100.7% (Cost $320,717)		322,855

Liabilities less Other Assets - (0.7%)		(2,162)

NET ASSETS - 100.0%		$320,693

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(3)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(4)	Step coupon bond. Rate as of June 30, 2017 is disclosed.
(5)	Restricted security that has been deemed illiquid. At June 30, 2017, the value of these restricted illiquid securities amounted to approximately $6,063,000 or 1.9% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Avaya, Inc.,
7.00%, 4/1/19	6/30/16-2/3/17	$201

Avaya, Inc.,
9.00%, 4/1/19	10/19/16	21

Century Aluminum Co.,
7.50%, 6/1/21	5/23/13-5/4/15	5,355

Chesapeake Energy Corp.,
5.75%, 5.75%,	6/16/15	10

Essar Steel Algoma, Inc.,
9.50%, 11/15/19	11/7/14	270

Hub Holdings LLC/Hub Holdings Finance, Inc.,
8.13%, 7/15/19	2/13/17	25

HUB International Ltd.,
7.88%, 10/1/21	5/13/14-1/29/16	633

Paragon Offshore PLC,
7.25%, 8/15/24	7/11/14-7/31/14	946

Venator Finance S.a.r.l./Venator Materials Corp.
7/15/25	6/29/17	50

(6)	When-Issued Security. Coupon rate is not in effect at June 30, 2017.

ACTIVE M/MULTI-MANAGER FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2017 (UNAUDITED)

(7)	Variable rate security. Rate as of June 30, 2017 is disclosed. Maturity date represents the perpetual call date.
(8)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(9)	Level 3 asset that is worthless, bankrupt or has been delisted.
(10)	Position is unsettled. Contract rate was not determined at June 30, 2017 and does not take effect until settlement date.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of June 30, 2017 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
B	37.8%
BB	20.9
BBB	1.1
CCC or below	32.2
Non-rated	3.4
Cash Equivalents	4.6

TOTAL	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds(1)	$—	$24	$—	$24
Corporate Bonds(1)	—	215,687	—	215,687
Foreign Issuer Bonds(1)	—	41,272	—	41,272
Term Loans(1)	—	50,072	—	50,072
Common Stocks(1)	479	2	11	492
Convertible Preferred Stocks(1)	—	8	—	8
Preferred Stocks(1)	14	—	—	14
Other	—	1	—	1
Warrants	—	4	615	619
Investment Companies	14,666	—	—	14,666

Total Investments	$15,159	$307,070	$626	$322,855

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1 and Level 2 classifications based on levels assigned to the securities on March 31, 2017.

NORTHERN FUNDS QUARTERLY REPORT    25    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	JUNE 30, 2017 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/2017 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/17 (000S)
Common Stocks
Oil, Gas & Coal	$—	$—	$—	$—	$—	$11	$—	$11	$7
Warrants	646	—	(135)	—	—	104	—	615	(169)

Total	$646	$—	$(135)	$—	$—	$115	$—	$626	$(162)

The Fund valued the securities included in the Balance as of 6/30/17 above using prices provided by the Fund’s investment adviser’s pricing and valuation committee which also caused the Transfers Into Level 3, noted above.

	FAIR VALUE AT 6/30/17 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stocks	$11	Market Approach	Intrinsic Value / Liquidity Discount	(1)
Warrants	$615	Market Approach	Intrinsic Value / Liquidity Discount	(1)

(1)	The significant unobservable inputs that can be used in the fair value measurement are; Intrinsic Value and Liquidity Discount. Significant increases (decreases) in the intrinsic value in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discount in isolation would result in a significantly lower (higher) fair value measurement.

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$321,628

Gross tax appreciation of investments	$11,343
Gross tax depreciation of investments	(10,116)

Net tax appreciation of investments	$1,227

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$8,659	$51,126	$45,119	$22	$14,666

ACTIVE M/MULTI-MANAGER FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	JUNE 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 100.1%
FlexShares Global Quality Real Estate Index Fund(1)	41,351	$2,478
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund(1)	132,606	3,310
FlexShares International Quality Dividend Index Fund(1)	330,384	8,319
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	119,191	7,521
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund(1)	125,418	6,697
FlexShares Morningstar Global Upstream Natural Resources Index Fund(1)	144,749	4,136
FlexShares Morningstar U.S. Market Factor Tilt Index Fund(1)	110,814	11,305
FlexShares Ready Access Variable Income Fund(1)	21,381	1,615
FlexShares STOXX Global Broad Infrastructure Index Fund(1)	52,409	2,459
FlexShares U.S. Quality Dividend Index Fund(1)	233,092	9,575
Northern Funds - Bond Index Fund(1)	1,795,148	18,939
Northern Funds - High Yield Fixed Income Fund(1)	982,099	6,708
Northern Institutional Funds - Government Assets Portfolio, 0.75%(1) (2)	599,240	599

Total Investment Companies (Cost $76,211)		83,661

Total Investments - 100.1% (Cost $76,211)		83,661

Liabilities less Other Assets - (0.1%)		(49)

NET ASSETS – 100.0%		$83,612

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, Northern Institutional Funds and FlexShares Trust.
(2)	7-day current yield as of June 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2017, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	13.5%	FlexShares Morningstar U.S. Market Factor Tilt Index Fund
U.S. Equity	11.5	FlexShares U.S. Quality Dividend Index Fund
Non-U.S. Equity - Developed	9.0	FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund
Non-U.S. Equity - Developed	9.9	FlexShares International Quality Dividend Index Fund
Non-U.S. Equity - Emerging Markets	8.0	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	3.0	FlexShares Global Quality Real Estate Index Fund
U.S. Bonds - High Yield	8.0	NF High Yield Fixed Income Fund
U.S. Bonds - Investment Grade	22.7	NF Bond Index Fund
U.S. Bonds - Investment Grade	1.9	FlexShares Ready Access Variable Income Fund
U.S. Bonds - Inflation Protected	4.0	FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Commodities/Natural Resources	4.9	FlexShares Morningstar Global Upstream Natural Resources Index Fund
Global Infrastructure	2.9	FlexShares STOXX Global Broad Infrastructure Index Fund
Cash	0.7	NIF Government Assets Portfolio

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$83,661	$—	$—	$83,661

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

NORTHERN FUNDS QUARTERLY REPORT    1    GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND continued	JUNE 30, 2017 (UNAUDITED)

Federal Tax Information:

At June 30, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$77,061

Gross tax appreciation of investments	$7,136
Gross tax depreciation of investments	(536)

Net tax appreciation of investments	$6,600

Transactions in affiliated investments for the three months ended June 30, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
FlexShares Global Quality Real Estate Index Fund	$2,568	$117	$308	$98	$3	$17	$2,478
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	3,360	165	168	(40)	(7)	27	3,310
FlexShares International Quality Dividend Index Fund	8,533	110	633	311	(2)	138	8,319
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	4,254	3,406	405	227	39	92	7,521
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	6,882	170	587	194	38	27	6,697
FlexShares Morningstar Global Upstream Natural Resources Index Fund	5,910	400	2,035	(272)	133	30	4,136
FlexShares Morningstar U.S. Market Factor Tilt Index Fund	12,891	97	1,859	(278)	454	47	11,305
FlexShares Ready Access Variable Income Fund	—	1,656	41	—	—	3	1,615
FlexShares STOXX Global Broad Infrastructure Index Fund	2,541	45	199	51	21	26	2,459
FlexShares U.S. Quality Dividend Index Fund	11,136	205	1,816	(225)	275	65	9,575
Northern Funds - Bond Index Fund	19,227	945	1,384	180	(29)	130	18,939
Northern Funds - High Yield Fixed Income Fund	6,705	287	274	(1)	(9)	102	6,708
Northern Institutional Funds - Government Assets Portfolio	359	9,385	9,145	—	—	1	599

	$84,366	$16,988	$18,854	$245	$916	$705	$83,661

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

NF - Northern Funds

NIF - Northern Institutional Funds

TIPS - Treasury Inflation Protected Securities

GLOBAL TACTICAL ASSET ALLOCATION FUND    2    NORTHERN FUNDS QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	August 25, 2017

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 25, 2017